                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2011
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

IIEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                               MONEY MARKET FUNDS

                           ANNUAL REPORT June 30, 2011

                               PRIME MONEY MARKET

                          U.S. GOVERNMENT MONEY MARKET

                             TAX-EXEMPT MONEY MARKET

                                   WILMINGTON

                                      FUNDS

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     The fiscal year began with many concerned about the prospects of a double-dip recession. Several of the smaller European countries had increasing problems handling their sovereign debt load, prompting fears that another round of systemic risks, similar to those faced in 2008, were about to spread. These fears translated into a strong performance for the fixed income markets during the third quarter of 2010. However, the markets reversed course during the fourth quarter of 2010 as the economy started to show significant improvements, and the government added stimulus programs through a second round of quantitative easing engineered by the Federal Reserve as well as the passing of numerous fiscal stimulus items including an extension of all of the Bush income tax rates. The first quarter of 2011 found interest rates largely range bound as the economy hoped the strong growth from the end of 2010 would continue into 2011. Alas, that was not to be and the fixed income market yields trended lower throughout much of the second quarter of 2011. The loss of economic momentum reflected the numerous crises faced by the economy including the tragic aftermath of the earthquake and tsunami in Japan as well as a resurfacing of the debt crisis in Europe, a story which has dogged the markets for over a year.

     The loss of momentum has raised concerns that the economy may be headed towards a double-dip recession. The Federal Open Market Committee (the "Committee") noted in its June 22 meeting that the recovery was continuing at a moderate pace; however, at a somewhat slower pace than expected. The Committee also commented on labor market indicators that have been weaker than anticipated. The U.S. unemployment rate has remained stubbornly over 9.0%. While the Committee expects the pace of economic activity to improve, the members voted at the June meeting to keep the target range for the federal funds rate at 0.00-0.25%, and maintained that conditions continue to warrant an exceptionally low level for "an extended period" -- in other words, no relief is on the horizon for money market investors.

     Historically low interest rates and heightened credit risks present a challenging operating environment for money market investors. Despite these challenges we remain committed to our goal in seeking to provide a competitive return while minimizing credit risks in our Funds. We believe that our conservative investment philosophy that emphasizes safety and liquidity has served our clients well through the years, particularly during the volatile market environment witnessed the past few years.

     A comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the year ended June 30, 2011 is presented below:

WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES ........................      0.02%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ..............................      0.02%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES ....................................      0.02%
Lipper Money Market Funds .........................................................      0.03%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ..............      0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES ....................      0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES ..........................      0.01%
Lipper U.S. Government Money Market Funds .........................................      0.02%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES ...................      0.01%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ...............................      0.01%
Lipper Tax-Exempt Money Market Funds ..............................................      0.02%

Source: Lipper

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    PRESIDENT'S MESSAGE -- continued

Performance shown represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Funds' shares are not bank deposits and are not insured by, guaranteed by, endorsed by or obligations of the Federal Deposit Insurance Corporation, the Federal Reserve Board, any government agency or any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The performance shown in the table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

Rodney Square Management Corporation, the Funds' investment adviser, has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Funds' operating expenses, or certain "class-specific fees and expenses" to prevent the Funds' (or a class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time. Under this voluntary arrangement, RSMC may recover from the Funds, subject to approval by the Board of Trustees, amounts waived or reimbursed for a period of up to three years from the year in which RSMC reduced its compensation and/or assumed expenses for the Funds.

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                        Sincerely,

                                                        /S/ JOHN J. KELLEY

                                                        John J. Kelley
                                                        President

July 25, 2011

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds' web site at www.wilmingtonfunds.com. The prospectus should be read before investing.

Mr. Kelley's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.
                                        2

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2011 to June 30, 2011).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

     O ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     O HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    EXPENSE DISCLOSURE -- continued

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLES


                                                       Beginning      Ending                     Expenses
                                                        Account       Account      Annualized      Paid
                                                         Value         Value        Expense       During
                                                        1/1/11        6/30/11        Ratio        Period*
                                                       ---------     ---------     ----------    --------
Prime Money Market Fund
-- Institutional Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.26%      $1.29
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,023.48           0.26        1.31
Prime Money Market Fund
-- Service Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.27%      $1.34
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,023.43           0.27        1.36
Prime Money Market Fund
-- W Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.26%      $1.29
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,023.48           0.26        1.31
U.S. Government Money Market Fund
-- Institutional Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.15%      $0.74
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,024.04           0.15        0.75
U.S. Government Money Market Fund
-- Service Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.15%      $0.74
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,024.04           0.15        0.75
U.S. Government Money Market Fund
-- W Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.15%      $0.74
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,024.04           0.15        0.75
Tax-Exempt Money Market Fund
-- Institutional Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.24%      $1.19
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,023.59           0.24        1.20
Tax-Exempt Money Market Fund
-- W Shares
Actual Fund Return ...............................     $1,000.00     $1,000.10           0.24%      $1.19
Hypothetical 5% Return Before Expenses ...........      1,000.00      1,023.59           0.24        1.20

----------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

JUNE 30, 2011

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

PRIME MONEY MARKET FUND
Financial Company Commercial
  Paper .....................................      18.5%
Repurchase Agreements .......................      17.9%
Certificates of Deposit .....................      15.8%
Municipal Commercial Paper ..................      15.1%
Municipal Bonds .............................      12.6%
Other Commercial Paper ......................      11.8%
Asset-Backed Commercial Paper ...............       6.6%
Money Market Mutual Funds ...................       1.7%
                                                  -----
                                                  100.0%

                                                  =====

U.S. GOVERNMENT MONEY MARKET FUND
U.S. Agency Obligations                            56.7%
Repurchase Agreements                              43.3%
Money Market Mutual Funds                           0.0%
                                                  -----
                                                  100.0%

                                                  =====

TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds
   Texas                                           18.7%
   Maryland                                        10.6%
   Michigan                                         4.5%
   Nevada                                           4.1%
   Ohio                                             4.1%
   Tennessee                                        3.7%
   Illinois                                         3.4%
   Wisconsin                                        3.4%
   Arizona                                          3.1%
   Delaware                                         3.1%
   Mississippi                                      3.0%
   All Other                                       22.9%
Money Market Mutual Funds                          15.4%
                                                  -----
                                                  100.0%
                                                  =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
      INVESTMENTS / JUNE 30, 2011
      (Showing Percentage of Net Assets)


                                                                           Moody's/S&P      Principal      Fair Value
                                                                            Ratings(1)        Amount        (Note 2)
                                                                           -----------     -----------     -----------
ASSET-BACKED COMMERCIAL PAPER -- 6.6%
   Old Line Funding LLC, 0.17%, 09/22/11* ............................      P-1, A-1+      $50,000,000     $49,980,403
   Straight-A Funding LLC, 0.17%, 08/18/11* ..........................      P-1, A-1+       75,000,000      74,983,000
                                                                                                           -----------
   TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $124,963,403) ...........                                     124,963,403
                                                                                                           -----------
CERTIFICATES OF DEPOSIT -- 16.0%
   Bank of Nova Scotia, Houston, 0.11%, 07/22/11 .....................      P-1, A-1+       50,000,000      50,000,000
   Deutsche Bank, NY, 0.24%, 08/22/11 ................................      P-1, A-1        50,000,000      50,000,000
   National Australia Bank, 0.22%, 12/01/11 ..........................      P-1, A-1+       50,000,000      50,000,000
   Rabobank Nederland, NY, 0.37%, 08/03/11 ...........................      P-1, A-1+       50,000,000      50,000,000
   Societe Generale, NY, 0.16%, 07/05/11 .............................      P-1, A-1        50,000,000      50,000,000
   Toronto Dominion Bank, NY, 0.22%, 12/01/11 ........................      P-1, A-1+       50,000,000      50,000,000
                                                                                                           -----------
   TOTAL CERTIFICATES OF DEPOSIT (COST $300,000,000) .................................................     300,000,000
                                                                                                           -----------
FINANCIAL COMPANY COMMERCIAL PAPER -- 18.7%
   Allianz Finance Corp., 0.14%, 07/01/11* ...........................      P-1, A-1        29,000,000      29,000,000
   Allianz Finance Corp., 0.14%, 07/05/11* ...........................      P-1, A-1        20,000,000      19,999,689
   Australia & New Zealand Banking Group Ltd.
   (ANZ), 0.30%, 09/07/11* ...........................................      P-1, A-1+       25,000,000      24,985,786
   Australia & New Zealand Banking Group Ltd.,
     0.24%, 11/23/11* ................................................      P-1, A-1+       25,000,000      24,975,833
   Credit Suisse, NY, 0.20%, 08/08/11* ...............................      P-1, A-1        50,000,000      49,989,445
   General Electric Capital Corp., 0.19%, 09/23/11* ..................      P-1, A-1+       50,000,000      49,977,833
   JP Morgan Chase & Co., 0.15%, 08/16/11* ...........................      P-1, A-1        50,000,000      49,990,417
   Nordea North America, 0.20%, 07/15/11* ............................      P-1, A-1+       50,000,000      49,996,111
   Westpac Banking Corp., 0.24%, 12/28/11* ...........................      P-1, A-1+       51,755,000      51,692,894
                                                                                                           -----------
   TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $350,608,008) ......................................     350,608,008
                                                                                                           -----------
MUNICIPAL COMMERCIAL PAPER -- 15.2%
   Austin Independent School District,
     0.24%, 07/11/11 .................................................      P-1, A-1+       15,000,000      15,000,000
   Baltimore County, MD, 0.27%, 09/09/11 .............................      P-1, A-1+       20,430,000      20,430,000
   Baltimore County, MD Series 2002,
     0.18%, 08/09/11 .................................................      P-1, A-1+       25,900,000      25,900,000
   Harris County, TX, 0.16%, 07/07/11 ................................      P-1, A-1+       48,100,000      48,100,000
   Las Vegas Valley Water District NV,
     0.18%, 08/09/11 .................................................      P-1, A-1+       28,195,000      28,195,000
   Maryland Health & Higher Education,
     0.14%, 08/05/11 .................................................      P-1, A-1+       23,214,000      23,214,000
   Ohio Higher Education Facil. TECP,
     0.25%, 10/06/11 .................................................      P-1, A-1+       20,700,000      20,700,000
   San Antonio, TX Water System, 0.16%, 07/08/11 .....................      P-1, A-1+       29,890,000      29,890,000
   Tenn. State School Board Authority,
     0.30%, 07/07/11 .................................................      P-1, A-1+       39,508,000      39,508,000
   Vanderbilt University Series, 0.23%, 11/09/11* ....................      P-1, A-1+       34,000,000      33,971,543
                                                                                                           -----------
   TOTAL MUNICIPAL COMMERCIAL PAPER (COST $284,908,543) ..............................................     284,908,543
                                                                                                           -----------

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                           Moody's/S&P      Principal      Fair Value
                                                                            Ratings(1)        Amount        (Note 2)
                                                                           -----------     -----------     -----------
MUNICIPAL NOTES & BONDS -- 12.7%
   Connecticut St. Housing Fin. Auth.,
      0.08%, 05/15/39** ..............................................      VMIG1, A-1     $80,000,000     $80,000,000
   Los Angeles County Trans. Auth.,
      2.50%, 02/29/12 ................................................     MIG1, SP-1+      18,000,000      18,258,840
   Parish of St. James, LA (Nucor Steel),
      0.11%, 11/01/40** ..............................................      P-1E, A-1       15,000,000      15,000,000
   State of Michigan G.O. Ser. A, 2.00%, 09/30/11 ....................     MIG1, SP-1+      12,000,000      12,046,857
   State of Texas Transportation Commission VRDB,
      0.10%, 04/01/36** ..............................................      VMIG1, NA       43,200,000      43,200,000
   Wisconsin Housing & Econ. Dev. Auth. Home
      Ownership Rev., 0.15%, 03/01/36** ..............................     VMIG1, A-1       70,640,000      70,640,000
                                                                                                           -----------
   TOTAL MUNICIPAL NOTES & Bonds (Cost $239,145,697) .................................................     239,145,697
                                                                                                           -----------
OTHER COMMERCIAL PAPER -- 12.0%
   American Honda Finance Corp.,
      0.21%, 07/19/11* ...............................................      P-1, A-1        20,000,000      19,997,900
   American Honda Finance Corp.,
      0.18%, 09/02/11* ...............................................      P-1, A-1        30,000,000      29,990,550
   Coca-Cola Co., 0.22%, 09/02/11* ...................................      P-1, A-1        25,000,000      24,990,375
   Coca-Cola Co., 0.20%, 10/03/11* ...................................      P-1, A-1        25,000,000      24,986,944
   Novartis Finance Corp., 0.06%, 07/05/11* ..........................      P-1, A-1+       20,000,000      19,999,867
   Novartis Finance Corp., 0.25%, 07/14/11* ..........................      P-1, A-1+       30,000,000      29,997,292
   Reckitt & Benckiser Treasury, 0.42%, 08/22/11* ....................      P-1, A-1        25,000,000      24,984,833
   Toyota Motor Credit Corp., 0.34%, 08/10/11* .......................      P-1, A-1+       20,000,000      19,992,444
   Toyota Motor Credit Corp., 0.26%, 10/18/11* .......................      P-1, A-1+       30,000,000      29,976,383
                                                                                                           -----------
   TOTAL OTHER COMMERCIAL PAPER (COST $224,916,588) ..................................................     224,916,588
                                                                                                           -----------
REPURCHASE AGREEMENTS -- 18.1%
   With UBS Financial Services, Inc.: at 0.02%, dated
      06/30/11, to be repurchased on 07/01/11,
      repurchase price $339,618,788 (collaterized
      by U.S. Treasury Notes, par value $188,660,700,
      3.375%, 01/15/12 and $94,737,500, 0.125%,
      04/15/16 with a total market value
      of $346,411,013) ...............................................................     339,618,600     339,618,600
                                                                                                           -----------
   TOTAL REPURCHASE AGREEMENTS (COST $339,618,600) ...................................................     339,618,600
                                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                                             Fair Value
                                                                                             Shares           (Note 2)
                                                                                           -----------     --------------
MONEY MARKET MUTUAL FUNDS -- 1.7%
   BlackRock Liquidity Funds TempFund Portfolio  --
      Institutional Series ..............................................................  32,608,960     $    32,608,960
                                                                                                          ---------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $32,608,960) ................................................         32,608,960
                                                                                                          ---------------
   TOTAL INVESTMENTS -- 101.0% (COST $1,896,769,799)+ ................................................    $ 1,896,769,799
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)% ...................................................        (18,111,497)
                                                                                                          ---------------
   NET ASSETS -- 100.0% ..............................................................................    $ 1,878,658,302
                                                                                                          ===============

-----------

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+ Cost for federal income tax purposes.

G.O. -- General Obligation

TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB -- Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                                           Level 2            Level 3
                                                     Total                              Significant         Significant
                                                    Value at            Level 1          Observable         Unobservable
                                                  June 30, 2011      Quoted Prices        Inputs              Inputs
                                                  --------------     -------------     --------------     ---------------
INVESTMENTS IN SECURITIES:
   Corporate Debt                                 $  875,524,596     $          --     $  875,524,596     $            --
   Municipal Securities                              524,054,240                --        524,054,240                  --
   Asset-Backed Commercial Paper                     124,963,403                --        124,963,403                  --
   Repurchase Agreements                             339,618,600                --        339,618,600                  --
   Money Market Mutual Funds                          32,608,960        32,608,960                 --                  --
                                                  --------------     -------------     --------------     ---------------
                   Total                          $1,896,769,799     $  32,608,960     $1,864,160,839     $            --
                                                  ==============     =============     ==============     ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011

    (Showing Percentage of Net Assets)

                                                                                         Principal          Fair Value
                                                                                          Amount             (Note 2)
                                                                                       --------------     ---------------
U.S. AGENCY OBLIGATIONS -- 56.7%
   FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 2.1%
     Federal Farm Credit Bank, 0.13%, 09/09/11 ...................................     $   15,000,000     $    14,996,208
     Federal Farm Credit Bank, 0.10%, 11/14/11 ...................................         25,000,000          24,990,556
                                                                                                          ---------------
                                                                                                               39,986,764
                                                                                                          ---------------

   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 10.3%
     Federal Home Loan Banks Discount Notes, 0.19%, 07/27/11 .....................         50,000,000          49,993,319
     Federal Home Loan Banks Discount Notes, 0.09%, 09/15/11 .....................         25,000,000          24,995,250
     Federal Home Loan Banks Discount Notes, 3.63%, 09/16/11 .....................         49,680,000          50,036,830
     Federal Home Loan Banks Discount Notes, 0.14%, 09/23/11 .....................         16,175,000          16,169,716
     Federal Home Loan Banks Discount Notes, 0.09%, 10/24/11 .....................         25,000,000          24,992,813
     Federal Home Loan Banks Discount Notes, 0.18%, 12/21/11 .....................         25,000,000          24,994,753
                                                                                                          ---------------
                                                                                                              191,182,681

                                                                                                          ---------------

   FEDERAL HOME LOAN BANKS NOTES -- 4.6%
     Federal Home Loan Banks Notes, 0.12%, 08/01/11* .............................         86,700,000          86,694,750
                                                                                                          ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 20.2%
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.20%, 07/11/11 ..........................................................         53,292,000          53,289,039
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.20%, 07/25/11 ..........................................................         50,000,000          49,993,333
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.10%, 08/08/11 ..........................................................         25,815,000          25,812,275
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.15%, 08/09/11 ..........................................................         25,000,000          24,995,937
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.16%, 09/06/11 ..........................................................         30,000,000          29,991,067
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.12%, 09/12/11 ..........................................................         25,000,000          24,993,917
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.16%, 09/12/11 ..........................................................         25,000,000          24,991,889
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.09%, 09/22/11 ..........................................................         25,000,000          24,994,812
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.14%, 10/03/11 ..........................................................         25,000,000          24,990,861
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.10%, 10/04/11 ..........................................................         25,000,000          24,993,403
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.18%, 10/04/11 ..........................................................         22,285,000          22,274,415
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.18%, 10/05/11 ..........................................................         23,908,000          23,896,524
     FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES,
        0.11%, 10/24/11 ..........................................................         23,100,000          23,091,883
                                                                                                          ---------------
                                                                                                              378,309,355
                                                                                                          ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                        Principal           Fair Value
                                                                                         Amount              (Note 2)
                                                                                       --------------     ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.4%
   Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 .................     $   25,000,000     $    25,273,472
                                                                                                          ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 18.1%
   Federal National Mortgage Association Discount Notes,
      0.20%, 07/13/11 ............................................................         25,000,000          24,998,333
   Federal National Mortgage Association Discount Notes,
      0.09%, 08/22/11 ............................................................         25,000,000          24,996,750
   Federal National Mortgage Association Discount Notes,
      0.12%, 08/22/11 ............................................................         25,000,000          24,995,667
   Federal National Mortgage Association Discount Notes,
      0.12%, 09/13/11 ............................................................         35,000,000          34,991,367
   Federal National Mortgage Association Discount Notes,
      0.17%, 09/14/11 ............................................................         40,000,000          39,986,250
   Federal National Mortgage Association Discount Notes,
      0.15%, 09/21/11 ............................................................         25,000,000          24,991,743
   Federal National Mortgage Association Discount Notes,
      0.13%, 09/26/11 ............................................................         25,000,000          24,992,146
   Federal National Mortgage Association Discount Notes,
      0.16%, 10/05/11 ............................................................         30,000,000          29,987,040
   Federal National Mortgage Association Discount Notes,
      0.11%, 11/03/11 ............................................................         12,000,000          11,995,417
   Federal National Mortgage Association Discount Notes,
      0.12%, 11/09/11 ............................................................         50,000,000          49,979,076
   Federal National Mortgage Association Discount Notes,
      0.13%, 11/23/11 ............................................................         45,376,000          45,353,154
                                                                                                          ---------------
                                                                                                              337,266,943

                                                                                                          ---------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $1,058,713,965) ............................                         1,058,713,965
                                                                                                          ---------------
REPURCHASE AGREEMENTS -- 43.3%
   With Credit Suisse Securities LLC: at 0.01%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $140,000,038
      (collaterized by U.S. Treasury Bond, par value $94,605,000,
      6.50%, 11/15/26, and U.S. Treasury Note, par value $17,599,000,
      1.000%, 07/15/13; total market value $142,801,688) .........................        140,000,000         140,000,000
   With Merrill Lynch, Pierce, Fenner & Smith, Inc.: at 0.04%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $274,929,505 (collaterized by
      Federal National Mortgage Association Notes, par value ranging from
      $16,604,430 -- $74,651,390, coupon rates ranging from 3.124% -- 5.00%,
      06/01/25 -- 05/01/41 and Federal Home Loan Mortgage Corporation Notes, par
      value ranging from $47,456,986 -- $113,380,274, coupon rates ranging from
      5.50% -- 6.00%, 06/01/23 -- 06/01/38;
      total market value $283,177,077) ...........................................        274,929,200         274,929,200

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                         Principal          Fair Value
                                                                                          Amount             (Note 2)
                                                                                       --------------     ---------------
   With UBS Financial Services, Inc.: at 0.02%, dated 06/30/11, to be repurchased on 07/01/11, repurchase price $395,000,219 (collaterized by
      Federal Home Loan Mortgage Corporation Notes, par value ranging from
      $7,000 -- $100,000,000, coupon rates ranging from 0.00% -- 5.40%, 09/26/11
      -- 05/18/21, and U.S. Treasury Notes, par value ranging from $407,700 --
      $60,743,900, coupon rates ranging from 0.125% -- 2.000%, 04/15/16 --
      01/15/26; total market value $402,900,005) ..................................    $  395,000,000     $   395,000,000
                                                                                                          ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $809,929,200) ..................................................         809,929,200
                                                                                                          ---------------

                                                                                          Shares
                                                                                       --------------
MONEY MARKET MUTUAL FUNDS -- 0.0%
     BlackRock Liquidity Funds FedFund Portfolio -- Institutional Series ............              58                  58
                                                                                                          ---------------
     TOTAL MONEY MARKET MUTUAL FUNDS (COST $58) .....................................................                  58
                                                                                                          ---------------
   TOTAL INVESTMENTS -- 100.0% (COST $1,868,643,223)+ ...............................................     $ 1,868,643,223
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ....................................................             865,432
                                                                                                          ---------------
   NET ASSETS -- 100.0% .............................................................................     $ 1,869,508,655
                                                                                                          ===============

(1)  The interest rate shown is the effective yield as of the date of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+ Cost for federal income tax purposes.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):


                                                                                           Level 2           Level 3
                                                      Total                              Significant       Significant
                                                     Value at           Level 1           Observable       Unobservable
                                                  June 30, 2011      Quoted Prices         Inputs             Inputs
                                                  --------------     -------------     --------------     ---------------
INVESTMENTS IN SECURITIES:
   U.S. Agency Obligations ..................     $1,058,713,965     $          --     $1,058,713,965     $            --
   Repurchase Agreements ....................        809,929,200                --        809,929,200                  --
   Money Market Mutual Funds ................                 58                58                 --                  --
                                                  --------------     -------------     --------------     ---------------
      Total .................................     $1,868,643,223     $          58     $1,868,643,165     $            --
                                                  ==============     =============     ==============     ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011
    (Showing Percentage of Net Assets)

                                                                      Moody's/S&P        Principal          Fair Value
                                                                       Ratings(1)          Amount            (Note 2)
                                                                     -------------     --------------     ---------------
MUNICIPAL NOTES & BONDS -- 88.3%
ARIZONA -- 3.3%
   Salt River Agricultural Improvement,
        0.28%, 09/08/11 ........................................       P-1, A-1+       $    8,400,000     $     8,400,000
                                                                                                          ---------------

CALIFORNIA -- 2.5%
   County of Los Angeles Trans.,
        2.50%, 02/29/12 ........................................      MIG1, SP-1+           6,400,000           6,492,032
                                                                                                          ---------------

DELAWARE -- 3.2%
   Delaware St. Health Facs. Auth. Rev. (Christiana
        Care Fac.) VRDB, 0.03%, 07/01/11* ......................       NR, A-1+             8,300,000           8,300,000
                                                                                                          ---------------

FLORIDA -- 1.6%
   Orange County, FL Housing Fin. Auth. Multi-
        Family Housing Ref. Rev. Bonds (Post
        Fountains at Lee Vista Proj.), VRDB, FNMA
        Gtd., Ser. 1997E, 0.10%, 07/07/11* .....................       NR, A-1+             4,035,000           4,035,000
                                                                                                          ---------------

GEORGIA -- 2.7%
   Metro Atlanta Rapid Transit Authority,
        0.26%, 08/11/11 ........................................      P-1, A-1+             7,000,000           7,000,000
                                                                                                          ---------------

IDAHO -- 2.0%
   State of Idaho Tax Anticipation Notes,
        2.00%, 06/29/12 ........................................     MIG-1, SP-1+           5,000,000           5,086,250
                                                                                                          ---------------

ILLINOIS -- 3.6%
   Illinois Dev. Fin. Auth. Rev. (Radiological
        Society Proj.), VRDB, LOC JPMorgan Chase,
        Ser. 1997, 0.13%, 07/07/11* ............................       NR, A-1+             1,070,000           1,070,000
   Illinois Educ. Facilities Auth. Pooled Financing
        LOC Northern Trust, 0.20%, 08/08/11 ....................       NR, A-1+             5,820,000           5,820,000
   Illinois Educ. Facilities Auth. (University of
        Chicago), 0.44%, 05/03/12* .............................      VMIG-1, NR            2,400,000           2,400,000
                                                                                                          ---------------
                                                                                                                9,290,000

                                                                                                          ---------------
KANSAS -- 1.9%
   Wamego, KS PCRB VRDB (Utilicorp United,
        Inc. Proj.), LOC Bank of America, Ser. 1996,
        0.12%, 07/07/11* .......................................       P-1, A-1             5,000,000           5,000,000
                                                                                                          ---------------

KENTUCKY -- 2.5%
   Shelby County, KY Rev. VRDB, Ser. A
        LOC US Bank, 0.04%, 07/01/11* ..........................      VMIG-1, NR            6,570,000           6,570,000
                                                                                                          ---------------

LOUISIANA -- 2.8%
   Parish of St. James, LA Rev. (Nucor Steel LLC)
        VRDB, 0.11%, 07/07/11* .................................       P-1, A-1             7,200,000           7,200,000
                                                                                                          ---------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Moody's/S&P        Principal          Fair Value
                                                                       Ratings(1)          Amount            (Note 2)
                                                                     -------------     --------------     ---------------
MARYLAND -- 11.1%
   Baltimore County, MD Series 1995,
      0.27%, 09/09/11 ...........................................       P-1, A-1+      $    5,545,000     $     5,545,000
   County of Montgomery, MD, 0.03%, 07/01/11* ...................     VMIG-1, A-1           5,000,000           5,000,000
   Howard County, MD Consolidated Public Imp.
      BANS CP, 0.17%, 08/03/11 ..................................      P-1, A-1+            6,000,000           6,000,000
   Johns Hopkins University, 0.11%, 09/06/11  ...................      P-1, A-1+            7,000,000           7,000,000
   Montgomery County Consolidated Public Imp.
      BANS, 0.28%, 07/08/11 .....................................      P-1, A-1+            5,000,000           5,000,000
                                                                                                          ---------------
                                                                                                               28,545,000

                                                                                                          ---------------
MASSACHUSETTS -- 1.7%
   Massachusetts State Health & Educ. Fac. Auth.
      Rev. VRDB (Harvard Univ. Proj.) Ser. R,
      0.02%, 07/01/11* ..........................................     VMIG-1, A-1+            800,000             800,000
   Massachusetts State Health & Educ. Fac. Auth.
      Children's Hospital LOC JPMorgan Chase,
      0.06%, 07/01/11* ..........................................     VMIG-1, A-1+          3,700,000           3,700,000
                                                                                                          ---------------
                                                                                                                4,500,000

                                                                                                          ---------------
MICHIGAN -- 4.7%
   State of Michigan G.O. Ser. A, 2.00%, 09/30/11 ...............     MIG1, SP-1+           5,250,000           5,270,500
   Univ. of Michigan VRDB (Hospital Rev. Bonds),
      Ser. 2007-A, 0.03%, 07/01/11* .............................     VMIG-1, A-1+          1,835,000           1,835,000
   Univ. of Michigan, 0.20%, 09/08/11 ...........................      P-1, A-1+            5,000,000           5,000,000
                                                                                                          ---------------
                                                                                                               12,105,500

                                                                                                          ---------------
MISSISSIPPI -- 3.1%
   Mississippi Business Finance Corp. Gulf Opp.
      Zone VRDB (Chevron USA, Inc.),
      0.03%, 07/01/11* ..........................................     VMIG-1, A-1+          4,490,000           4,490,000
   Mississippi Business Finance Corp. Gulf Opp.
      Zone VRDB (Chevron USA, Inc.) Ser. E,
      0.02%, 07/01/11* ..........................................     VMIG-1, A-1+          3,500,000           3,500,000
                                                                                                          ---------------
                                                                                                                7,990,000

                                                                                                          ---------------
MISSOURI -- 1.8%
   Univ. of Missouri Rev. VRDB (Curators Univ.
      Syst. Fac.) Ser. 2006B, 0.03%, 07/01/11* ..................     VMIG-1, A-1+          4,700,000           4,700,000
                                                                                                          ---------------
NEVADA -- 4.3%
   Las Vegas Valley Water District NV,
      0.18%, 08/09/11 ...........................................      P-1, A-1+            3,000,000           3,000,000
   Las Vegas Valley Water District NV,
      0.20%, 08/18/11 ...........................................      P-1, A-1+            8,000,000           8,000,000
                                                                                                          ---------------
                                                                                                               11,000,000
                                                                                                          ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
    INVESTMENTS / JUNE 30, 2011 -- continued


                                                                      Moody's/S&P        Principal          Fair Value
                                                                       Ratings(1)          Amount            (Note 2)
                                                                     -------------     --------------     ---------------
NEW YORK -- 2.1%

   New York City Municipal Water Finance Auth.
       VRDB, 0.05%, 07/01/11* ...................................    VMIG-1, A-1+      $    5,500,000     $     5,500,000
                                                                                                          ---------------
OHIO -- 4.3%
   Ohio Higher Educ. Fac. TECP (Case Western
       Univ.), 0.25%, 10/05/11 ..................................      A-1+, P-1            3,500,000           3,500,000
   Ohio Higher Educ. Fac. Auth. (Cleveland Clinic
       Hlth. Syst.) Cleveland HLTH,
       0.29%, 09/28/11  .........................................     VMIG-1, A-1+          7,500,000           7,500,000
                                                                                                          ---------------
                                                                                                               11,000,000
                                                                                                          ---------------

PENNSYLVANIA -- 0.9%
   Philadelphia Hospitals & Higher Educ. Fac.
       Auth. (Children's Hosp. of Phila.) VRDB,
       0.03%, 07/01/11* .........................................       NR, A-1             2,300,000           2,300,000
                                                                                                          ---------------
SOUTH CAROLINA -- 1.3%
   South Carolina Public Service Auth.,
       0.18%, 09/06/11 ..........................................      NR, A-1+             3,360,000           3,360,000
                                                                                                          ---------------
TENNESSEE -- 3.9%
   Metro Govt. Nashville & Davidson Cnty., TN Ind.
       Dev. G.O. VRDB, 0.04%, 07/07/11* .........................     VMIG-1, A-1+         10,050,000          10,050,000
                                                                                                          ---------------
TEXAS -- 19.5%
   City of Houston, TX, 0.28%, 08/09/11 .........................      P-1, A-1+            5,400,000           5,400,000
   City of Austin, TX 0.15%, 07/19/11 ...........................      P-1, A-1+            8,000,000           8,000,000
   Harris County, TX G.O., 0.18%, 09/07/11 ......................      A-1+, P-1            8,000,000           8,000,000
   Harris County, TX Health Fac. Dev. Corp. VRDB
       (St. Luke's Episcopal Hosp. Proj.), Ser. 2001B,
       0.05%, 07/01/11* .........................................      NR, A-1+             1,300,000           1,300,000
   Houston, TX Higher Educ. Fin. Corp.
       (Rice University), VRDB, 0.03%, 07/01/11* ................    VMIG-1, A-1+           4,300,000           4,300,000
   Lower Neches Valley Authority Industrial
       Development Corp., VRDB (Exxon Mobil)
       0.02%, 07/01/11* .........................................     VMIG-1, NR            3,100,000           3,100,000
   San Antonio Texas Water System,
       0.15%, 07/20/11 ..........................................      P-1, A-1+            4,000,000           4,000,000
   State of Texas Tax & Rev. Anticipation Notes,
       2.00%, 08/31/11 ..........................................     MIG1, SP-1+           7,600,000           7,620,869
   Texas Public Finance Auth., 0.17%, 08/03/11 ..................      P-1, A-1+            3,500,000           3,500,000
   Texas Public Finance Auth., 0.16%, 08/03/11 ..................      P-1, A-1+            1,000,000           1,000,000
   Texas Tech University, 0.20%, 08/08/11 .......................      P-1, A-1+            4,100,000           4,100,000
                                                                                                          ---------------
                                                                                                               50,320,869
                                                                                                          ---------------
WISCONSIN -- 3.5%
   State of Wisconsin G.O. CP 09,
      0.18%, 09/07/11 ...........................................     P-1, A-1+             9,101,000           9,101,000
                                                                                                          ---------------
   TOTAL MUNICIPAL BONDS (COST $227,845,651) ........................................................         227,845,651
                                                                                                          ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                          Fair Value
                                                                       Shares              (Note 2)
                                                                     ----------        ---------------
MONEYMARKET MUTUAL FUNDS -- 16.1%
     BlackRock Liquidity Funds MuniCash Portfolio-
        Institutional Series .....................................   20,803,833        $     20,803,833
     BlackRock Liquidity Funds MuniFund Portfolio -
        Institutional Series .....................................   20,803,833              20,803,833
                                                                                       ----------------
     TOTAL MONEY MARKET MUTUAL FUNDS (COST $ 41,607,666) .........                           41,607,666
                                                                                       ----------------
TOTAL INVESTMENTS -- 104.4% (COST $269,453,317)+ .................                      $   269,453,317
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.4)% ..................                          (11,374,728)
                                                                                       ----------------
NET ASSETS -- 100.0% .............................................                      $   258,078,589
                                                                                       ================

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

FNMA - Federal National Mortgage Association
G.O. - General Obligation
LOC - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                                Level 2              Level 3
                                     Total                                    Significant          Significant
                                   Value at               Level 1             Observable           Unobservable
                                 June 30, 2011          Quoted Prices           Inputs                Inputs
                                 ------------------    -----------------     -------------     --------------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds ...........    $     227,845,651    $              --     $  227,845,651    $                 --
   Money Market Mutual
     Funds ...................           41,607,666           41,607,666                 --    --
                                 ------------------    -----------------     --------------    --------------------
     Total ...................    $     269,453,317    $      41,607,666     $  227,845,651    $                 --
                                 ==================    =================     ==============    ====================

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

                                                   Prime
                                               Money Market      U.S. Government        Tax-Exempt
                                                   Fund         Money Market Fund    Money Market Fund
                                           -------------------  -----------------  ---------------------
ASSETS:
Investment in securities, at fair value*
  (including Repurchase Agreements of
  $339,618,600, $809,929,200 and
  $0, respectively) .....................  $     1,896,769,799  $   1,868,643,223  $         269,453,317
Interest and dividends receivable .......              428,314            947,399                229,117
Receivable from Adviser .................              264,604            306,333                 47,259
Other assets ............................              112,695            100,554                 18,011
                                           -------------------  -----------------  ---------------------
Total assets ............................        1,897,575,412      1,869,997,509            269,747,704
                                           -------------------  -----------------  ---------------------
LIABILITIES:
Payable for investments purchased .......           18,258,840                 --             11,578,282
Accrued advisory fee ....................               67,640                 --                     --
Dividend payable ........................               16,525             14,412                  2,120
Other accrued expenses ..................              574,105            474,442                 88,713
                                           -------------------  -----------------  ---------------------
Total liabilities .......................           18,917,110            488,854             11,669,115
                                           -------------------  -----------------  ---------------------
NET ASSETS ..............................  $     1,878,658,302  $   1,869,508,655  $         258,078,589
                                           ===================  =================  =====================
NET ASSETS CONSIST OF:
Paid-in capital .........................  $     1,878,657,729  $   1,869,508,529  $         258,078,585
Undistributed net investment income .....                  573                126                     --
Accumulated net realized gain (loss)
on investments ..........................                   --                 --                      4
                                           -------------------  -----------------  ---------------------
NET ASSETS ..............................  $     1,878,658,302  $   1,869,508,655  $         258,078,589
                                           ===================  =================  =====================
NET ASSETS BY SHARE CLASS:

  Institutional Shares ..................  $        43,553,674  $      90,838,044  $             614,159
  Service Shares ........................          822,596,753        866,067,059                     --
  W Shares ..............................        1,012,507,875        912,603,552            257,464,430
                                           -------------------  -----------------  ---------------------
                                           $     1,878,658,302  $   1,869,508,655  $         258,078,589
                                           ===================  =================  =====================
SHARES OF BENEFICIAL INTEREST OUTSTANDING:

  ($0.01 par value, unlimited shares
    authorized):
  Institutional Shares ..................           43,553,821         90,839,842                614,163
  Service Shares ........................          822,580,996        866,050,899                     --
  W Shares ..............................        1,012,522,871        912,613,486            257,470,393

NET ASSET VALUE PER SHARE:
  Institutional Shares ..................  $              1.00  $            1.00    $              1.00
                                           -------------------  -----------------    -------------------
  Service Shares ........................  $              1.00  $            1.00    $                --
                                           -------------------  -----------------    -------------------
  W Shares ..............................  $              1.00  $            1.00    $              1.00
                                           -------------------  -----------------    -------------------
------------
*Investment at cost .....................  $     1,896,769,799  $   1,868,643,223    $       269,453,317

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2011

                                                         Prime
                                                     Money Market      U.S. Government         Tax-Exempt
                                                         Fund         Money Market Fund    Money Market Fund
                                                    ---------------   ------------------  --------------------
INVESTMENT INCOME:
   Interest income ............................      $    6,756,693   $        3,522,443   $           714,942
   Dividends ..................................              34,263                   --                11,227
                                                     --------------   ------------------   -------------------
Total investment income .......................           6,790,956            3,522,443               726,169
                                                     --------------   ------------------   -------------------
EXPENSES:
   Advisory fees . ............................           7,603,040            6,318,493             1,007,533
   Administration fees ........................             366,264              293,131                43,708
   Sub-administration and accounting fees .....             794,254              697,660               161,690
   Custody fees ...............................             238,489              178,569                31,013
   Transfer agent fees ........................             367,766              272,057                44,125
   Shareholder service fees
     Service Shares ...........................           1,492,978            1,484,518                    --
     W Shares .................................           1,850,730            1,114,107               407,931
   Distribution fees

     Service Shares ...........................             995,319              989,679                    --
   Professional fees ..........................             135,603              121,856                77,891
   Reports to shareholders ....................              44,259               23,203                16,061
   Registration fees ..........................              70,340               38,172                45,630
   Trustees' fees .............................              34,579               34,578                34,578
   Compliance services ........................              15,971               15,185                11,892
   Other ......................................             307,788              235,439                38,469
                                                     --------------   ------------------   -------------------
     Total expenses before fee waivers. .......          14,317,380           11,816,647             1,920,521
   Expenses waived/reimbursed by Adviser
   Advisory fees

     Institutional ............................             (80,099)            (243,293)               (1,026)
     Service Shares ...........................          (1,511,552)          (2,644,334)                   --
     W Shares .................................          (1,863,802)          (2,000,562)             (812,628)
   Shareholder service fees

     Service Shares ...........................          (1,492,978)          (1,484,518)                   --
     W Shares .................................          (1,850,730)          (1,114,107)             (407,931)
   Distribution fees

     Service Shares ...........................            (955,319)            (989,679)                   --
                                                     --------------   ------------------   -------------------
Total expenses, net ...........................           6,562,900            3,340,154               698,936
                                                     --------------   ------------------   -------------------
Net investment income .........................      $      228,056   $          182,289   $            27,233
                                                     --------------   ------------------   -------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

   Net realized gain on investments                             538                   --                     4
                                                     --------------   ------------------   -------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................      $      228,594   $          182,289   $            27,237
                                                     ==============   ==================   ===================

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Prime Money Market Fund
                                                                                     For the Years Ended
                                                                                          June 30,
                                                                             ----------------------------------
                                                                                   2011               2010
                                                                             ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...............................................     $       228,056    $       252,973
   Net realized gain on investments ....................................                 538                 76
                                                                             ---------------    ---------------
Net increase in net assets resulting from operations ...................             228,594            253,049
                                                                             ---------------    ---------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..............................................              (5,058)            (9,031)
     Service Shares ....................................................             (99,529)          (106,793)
     W Shares ..........................................................            (123,469)          (137,149)
   Net realized gains:
     Institutional Shares ..............................................                (926)                --
     Service Shares ....................................................             (29,578)                --
     W Shares ..........................................................             (34,797)                --
                                                                             ---------------    ---------------
Total distributions ....................................................            (293,357)          (252,973)
                                                                             ---------------    ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
     Institutional Shares ..............................................         839,878,557        757,561,342
     Service Shares ....................................................       3,395,965,537      3,658,641,764
     W Shares ..........................................................       2,157,689,117      2,259,066,474
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..............................................               1,420             19,838
     Service Shares ....................................................              21,222             18,282
     W Shares ..........................................................                 511                809
   Cost of shares redeemed:
     Institutional Shares ..............................................        (833,760,761)      (852,865,916)
     Service Shares ....................................................      (3,694,619,559)    (3,779,723,913)
     W Shares ..........................................................      (2,458,508,372)    (2,532,136,287)
                                                                             ---------------    ---------------
Net decrease in net assets from Fund
   share transactions ..................................................        (593,332,328)      (489,417,607)
                                                                             ---------------    ---------------
Total decrease in net assets ...........................................        (593,397,091)      (489,417,531)
NET ASSETS:
   Beginning of Year ...................................................       2,472,055,393      2,961,472,924
                                                                             ---------------    ---------------
   End of Year .........................................................     $ 1,878,658,302    $ 2,472,055,393
                                                                             ===============    ===============
Undistributed net investment income ....................................     $           573    $        65,123
                                                                             ---------------    ---------------

    The accompanying notes are an integral part of the financial statements.

Wilmington Funds -- Money Market Funds
   Financial Statements -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     U.S. Government
                                                                                     Money Market Fund
                                                                           ----------------------------------
                                                                                   For the Years Ended
                                                                                        June 30,
                                                                           ----------------------------------
                                                                                 2011                 2010
                                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...............................................   $       182,289    $       193,603
   Net realized gain on investments ....................................                --                357
                                                                           ---------------    ---------------
Net increase in net assets resulting from operations ...................           182,289            193,960
                                                                           ---------------    ---------------
Distributions to shareholders from:

   Net investment income:
     Institutional Shares ..............................................            (9,045)           (11,137)
     Service Shares ....................................................           (98,965)           (84,924)
     W Shares ..........................................................           (74,278)           (97,542)
   Net realized gains:
     Institutional Shares ..............................................            (1,836)                --
     Service Shares ....................................................           (19,260)                --
     W Shares ..........................................................           (17,174)                --
                                                                           ---------------    ---------------
Total distributions ....................................................          (220,558)          (193,603)
                                                                           ---------------    ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
     Institutional Shares ..............................................        47,090,261         81,113,352
     Service Shares ....................................................     2,585,446,409      2,432,971,066
     W Shares ..........................................................     1,498,829,797      1,160,077,824
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..............................................                19                 19
     Service Shares ....................................................               802              1,042
     W Shares ..........................................................                 4                  1
   Cost of shares redeemed:
     Institutional Shares ..............................................       (41,217,054)      (425,418,524)
     Service Shares ....................................................    (2,604,398,756)    (2,342,911,545)
     W Shares ..........................................................    (1,309,463,904)    (1,649,120,983)
                                                                           ---------------    ---------------
Net increase (decrease) in net assets from Fund
   share transactions ..................................................       176,287,578       (743,287,748)
                                                                           ---------------    ---------------
Total increase (decrease) in net assets ................................       176,249,309       (743,287,391)
NET ASSETS:
   Beginning of Year ...................................................     1,693,259,346      2,436,546,737
                                                                           ===============    ===============
   End of Year .........................................................   $ 1,869,508,655    $ 1,693,259,346
                                                                           ---------------    ---------------
Undistributed net investment income ....................................   $           126    $        38,125
                                                                           ---------------    ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         Tax-Exempt
                                                                                                     Money Market Fund
                                                                                               ------------------------------
                                                                                                    For the Years Ended
                                                                                                          June 30,
                                                                                               -------------    -------------
                                                                                                   2011             2010
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................................................   $      27,233    $      33,880
   Net realized gain from investments ......................................................               4               --
                                                                                               -------------    -------------
Net increase in net assets resulting from operations .......................................          27,237           33,880
                                                                                               -------------    -------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..................................................................             (37)            (118)
     W Shares ..............................................................................         (27,196)         (33,762)
                                                                                               -------------    -------------
Total distributions ........................................................................         (27,233)         (33,880)
                                                                                               -------------    -------------
Fund share transactions (at $1.00 per share):
Proceeds from shares sold:
     Institutional Shares ..................................................................      27,548,232       83,380,769
     W Shares ..............................................................................     602,919,221      807,808,539
   Cost of shares issued on reinvestment of distributions:

     Institutional Shares ..................................................................              24               56
     W Shares ..............................................................................             465              601
   Cost of shares redeemed:
     Institutional Shares ..................................................................     (27,168,104)     (84,842,977)
     W Shares ..............................................................................    (638,729,085)    (887,965,516)
                                                                                               -------------    -------------
Net decrease in net assets from Fund
   share transactions ......................................................................     (35,429,247)     (81,618,528)
                                                                                               -------------    -------------
Total decrease in net assets ...............................................................     (35,429,243)     (81,618,528)
NET ASSETS:
   Beginning of Year .......................................................................     293,507,832      375,126,360
                                                                                               -------------    -------------
   End of Year .............................................................................   $ 258,078,589    $ 293,507,832
                                                                                               =============    =============
Undistributed net investment income.........................................................   $          --    $          --
                                                                                               -------------    -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS

   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                             For the Years Ended June 30,
                                                       ------------------------------------------------------------------

                                                         2011          2010          2009           2008          2007
                                                       --------     ----------     --------      ----------    ----------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ...............   $   1.00     $     1.00     $    1.00     $     1.00     $    1.00
INVESTMENT OPERATIONS:
    Net investment income ..........................         --(1)          --(1)       0.01           0.04          0.05
                                                      ---------     ----------     ---------     ----------     ---------
DISTRIBUTIONS:
    From net investment income .....................         --(1)          --(1)      (0.01)         (0.04)        (0.05)
    From net realized gains ........................         --(1)          --            --             --            --
                                                      ---------     ----------     ---------     ----------    ----------
Net Asset Value -- End of Year .....................  $    1.00     $     1.00     $    1.00     $     1.00    $     1.00
                                                      =========     ==========     =========     ==========    ==========

TOTAL RETURN .......................................       0.02%          0.01%         1.14%          4.08%         5.05%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
   Expenses:
    Including expense limitations ..................       0.28%          0.36%         0.43%          0.40%         0.41%
    Excluding expense limitations...................       0.44%          0.43%         0.43%          0.40%         0.41%
   Net investment income ...........................       0.01%          0.01%         0.66%          4.24%         4.94%
Net assets at end of year (000 omitted) ............  $  43,554     $   37,435     $ 132,721     $   24,591    $   24,400

------------
(1)       Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                                       For the Years Ended June 30,
                                                  ------------------------------------------------------------------
                                                     2011           2010           2009           2008           2007
                                                  ----------     ----------    -----------    -------------   ----------
PRIME MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ...........  $     1.00     $     1.00    $      1.00             1.00  $      1.00
                                                  ----------     ----------    -----------     ------------  -----------
INVESTMENT OPERATIONS:
     Net investment income .....................          --(1)          --(1)        0.01             0.04         0.05
                                                  ----------     ----------    -----------      ------------ -----------
DISTRIBUTIONS:
     From net investment income ................          --(1)          --(1)       (0.01)           (0.04)       (0.05)
     From net realized gains ...................          --(1)          --             --               --           --
                                                  ----------     ----------    -----------     ------------  -----------
NET ASSET VALUE -- END OF YEAR .................  $     1.00     $     1.00    $      1.00     $       1.00  $      1.00
                                                  ==========     ==========    ===========     ============  ===========
TOTAL RETURN ...................................        0.02%          0.01%          0.90%            3.82%        4.79%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
     Expenses
        Including expense limitations ..........        0.29%          0.34%          0.67%            0.65%        0.67%
        Excluding expense limitations...........        0.69%          0.68%          0.68%            0.65%        0.67%
     Net investment income .....................        0.01%          0.01%          0.98%            3.72%        4.68%
Net assets at end of year (000 omitted) ........  $  822,597     $1,121,259    $ 1,242,322      $ 1,898,587  $ 1,692,102

-------------
(1) Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- continued

                                                                                                     For the Period
                                                                                                   October 2, 2006(1)
                                                                                                        through
                                               For the Years Ended June 30,                             June 30,
                                 -------------------------------------------------------------     ------------------
                                    2011             2010             2009           2008                   2007
                                 ------------    ------------    ------------     ------------     ------------------
PRIME MONEY MARKET FUND --
   W SHARES

NET ASSET VALUE --
   BEGINNING OF PERIOD .......   $     1.00      $      1.00     $       1.00     $       1.00     $             1.00
                                 ------------    ------------    ------------     ------------     ------------------

INVESTMENT OPERATIONS:
     Net investment income ...           --(2)            --(2)          0.01             0.04                   0.04
                                 ------------    ------------    ------------     ------------     ------------------
DISTRIBUTIONS:
     From net investment
     income ..................           --(2)            --(2)         (0.01)           (0.04)                 (0.04)
     From net realized
     gains ...................           --(2)            --               --               --                     --
                                 ------------    ------------    ------------     ------------     ------------------
NET ASSET VALUE --
END OF PERIOD ................   $     1.00      $      1.00     $       1.00     $       1.00     $             1.00
                                 ============    ============    ============     ============     ==================
Total Return .................         0.02%            0.01%            0.99%            3.92%                  3.63%**

RATIOS (TO AVERAGE NET
  ASSETS)/ SUPPLEMENTAL DATA:
     Expenses:
        Including expense
          limitations ........         0.29%            0.34%            0.58%            0.55%                  0.56%*
        Excluding expense
          limitations ........         0.59%            0.58%            0.58%            0.55%                  0.56%*
     Net investment income ...         0.01%            0.01%            1.01%            3.72%                  4.80%*
Net assets at end of
  period (000 omitted) .......   $1,012,508      $ 1,313,361     $  1,586,430     $  2,046,730     $        1,403,380


--------------

*     Annualized.

**    Not annualized.

(1)   Commencement of operations.

(2)   Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- continued

                                                            For the Years Ended June 30,
                                      ----------------------------------------------------------------------------
                                         2011            2010            2009            2008            2007
                                      ----------      ----------    ------------     ------------     ------------
U.S. GOVERNMENT MONEY MARKET
 FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
  OF YEAR .........................   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ----------      ----------    ------------     ------------     ------------

INVESTMENT OPERATIONS:
     Net investment income ........           --(1)           --(1)         0.01             0.04             0.05
                                      ----------      ----------    ------------     ------------     ------------
DISTRIBUTIONS:
     From net investment
       income .....................           --(1)           --(1)        (0.01)           (0.04)           (0.05)
     From net realized gains ......           --(1)           --              --               --               --
                                      ----------      ----------    ------------     ------------     ------------
NET ASSET VALUE -- END OF YEAR.....   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ==========      ==========    ============     ============     ============

TOTAL RETURN ......................         0.01%           0.01%           0.88%            3.61%            4.92%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
     Expenses:
        Including expense
           limitations ............         0.18%           0.24%           0.42%            0.47%            0.49%
        Excluding expense
           limitations ............         0.45%           0.46%           0.44%            0.47%            0.49%
     Net investment income ........         0.01%           0.01%           0.79%            3.12%            4.79%
Net assets at end of year
 (000 omitted) ....................   $   90,838      $   84,967    $    429,272     $    126,574     $        333


-------------

(1)   Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- continued

                                                              For the Years Ended June 30,
                                      ----------------------------------------------------------------------------
                                         2011            2010           2009             2008             2007
                                      ----------      ----------    ------------     ------------     ------------
U.S. GOVERNMENT MONEY MARKET
  FUND -- SERVICE SHARES

NET ASSET VALUE --
  BEGINNING OF YEAR ...............   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ----------      ----------    ------------     ------------     ------------

INVESTMENT OPERATIONS:
     Net investment income ........           --(1)           --(1)         0.01             0.03             0.05
                                      ----------      ----------    ------------     ------------     ------------

DISTRIBUTIONS:
     From net investment income ...           --(1)           --(1)        (0.01)           (0.03)           (0.05)
     From net realized gains ......           --(1)           --              --               --               --
                                      ----------      ----------    ------------     ------------     ------------

NET ASSET VALUE -- END OF YEAR ....   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ==========      ==========    ============     ============     ============

TOTAL RETURN ......................         0.01%           0.01%           0.69%            3.36%            4.66%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
     Expenses:
        Including expense
          limitations .............         0.18%           0.24%           0.62%            0.72%            0.75%
        Excluding expense
          limitations .............         0.70%           0.71%           0.69%            0.72%            0.75%
     Net investment income ........         0.01%           0.01%           0.72%            3.26%            4.56%
Net assets at end of year (000
  omitted) ........................   $  866,067    $    885,038    $    794,977        $1,108,11     $    616,113

----------------

(1)   Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- continued

                                                                                                     For the Period
                                                                                                   October 2, 2006(1)
                                                                                                       through
                                                For the Years Ended June 30,                           June 30,
                                 -------------------------------------------------------------     ------------------
                                     2011            2010             2009            2008               2007
                                 ----------      -----------     ------------     ------------     ------------------
U.S. GOVERNMENT MONEY MARKET
   FUND -- W SHARES

NET ASSET VALUE --
   BEGINNING OF PERIOD ........  $     1.00      $      1.00     $       1.00     $       1.00     $            1.00
                                 ----------      -----------     ------------     ------------     ------------------
INVESTMENT OPERATIONS:
     Net investment income ....         --(2)            --(2)          0.01             0.03                   0.03
                                 ----------      -----------     ------------     ------------     ------------------
DISTRIBUTIONS:

     From net investment
     income ...................          --(2)            --(2)         (0.01)           (0.03)                 (0.03)
     From net realized
     gains ....................          --(2)            --               --               --                     --
                                 ----------      -----------     ------------     ------------     ------------------
NET ASSET VALUE --
   END OF PERIOD ..............  $     1.00      $      1.00     $       1.00     $       1.00     $             1.00
                                 ==========      ===========     ============     ============     ==================
TOTAL RETURN                           0.01%            0.01%            0.76%            3.46%                  3.53%**

RATIOS (TO AVERAGE NET
  ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
        Including expense
          limitations .........        0.18%            0.24%            0.54%            0.62%                  0.65%*
        Excluding expense
          limitations .........        0.60%            0.61%            0.59%            0.62%                  0.65%*
     Net investment income ....        0.01%            0.01%            0.56%            3.26%                  4.68%*
Net assets at end of
  period (000 omitted) ........  $  912,604      $   723,255     $  1,212,298     $    448,047     $          224,341

------------

*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                         For the Years Ended June 30,
                                      ----------------------------------------------------------------------------
                                         2011            2010           2009             2008             2007
                                      ----------      ----------    ------------     ------------     ------------
TAX-EXEMPT MONEY MARKET FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF YEAR.........................   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ----------      ----------    ------------     ------------     ------------

INVESTMENT OPERATIONS:
     Net investment income ........           --(1)           --(1)         0.01             0.02             0.03
                                      ----------      ----------    ------------     ------------     ------------
DISTRIBUTIONS:
     From net investment income....           --(1)           --(1)        (0.01)           (0.02)           (0.03)
                                      ----------      ----------    ------------     ------------     ------------

NET ASSET VALUE -- END OF YEAR.....   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ==========      ==========    ============     ============     ============

TOTAL RETURN ......................         0.01%           0.01%           0.75%            2.36%            3.14%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
     Expenses:
        Including expense
          limitations .............         0.26%           0.32%           0.53%            0.51%            0.52%
        Excluding expense
          limitations .............         0.55%           0.54%           0.54%            0.51%            0.52%
     Net investment income ........         0.01%           0.01%           0.61%            1.86%            3.06%
Net assets at end of year
  (000 omitted) ...................   $      614      $      234    $      1,696     $      1,493     $        793

----------------

1     Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS -- continued

                                                            For the Years Ended June 30,
                                      ----------------------------------------------------------------------------
                                         2011            2010           2009             2008             2007
                                      ----------      ----------    ------------     ------------     ------------
TAX-EXEMPT MONEY MARKET FUND -- W
    SHARES(1)

NET ASSET VALUE -- BEGINNING
   OF YEAR ........................   $     1.00      $     1.00    $       1.00     $       1.00     $       1.00
                                      ----------      ----------    ------------     ------------     ------------
INVESTMENT OPERATIONS:
     Net investment income ........           --(2)           --(2)         0.01             0.02             0.03
                                      ----------      ----------    ------------     ------------     ------------
DISTRIBUTIONS:
     From net investment income ...           --(2)           --(2)        (0.01)           (0.02)           (0.03)
                                      ----------      ----------    ------------     ------------     ------------
NET ASSET VALUE -- END OF YEAR ....   $     1.00 $          1.00    $       1.00     $       1.00     $       1.00
                                      ==========      ==========    ============     ============     ============
TOTAL RETURN ......................         0.01%           0.01%           0.62%            2.21%            2.96%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
     Expenses:
        Including expense
           limitations ............         0.26%           0.32%           0.66%            0.66%            0.69%
        Excluding expense
           limitations ............         0.71%           0.69%           0.68%            0.66%            0.69%
     Net investment income ........         0.01%           0.01%           0.64%            2.12%            2.92%
Net assets at end of year (000
  omitted) ........................   $  257,464      $  293,274     $   373,430     $    492,379     $    403,631

-------------

(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2)   Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2011, the Trust offered 12 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

      The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

      On October 31, 2010, Wilmington Trust Corporation ("Wilmington Trust") entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T to effect at some date in the future a merger of Wilmington Trust into MTB One, Inc. (the "Transaction"). On May 16, 2011, the Transaction was completed and the following agreements, which were approved by shareholders at the Special Meeting on March 11, 2011, became effective: (1) the new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC") and (2) the new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management LLC ("WTIM"). As a result of the Transaction, Wilmington Trust, RSMC and WTIM are now indirect subsidiaries of M&T.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      Security Valuation. Each Fund values securities utilizing the amortized cost valuation method, which approximates market value, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity. Investments in underlying money market mutual funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

      The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

      o     Level 1 -- quoted prices in active markets for identical securities

      o Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the fiscal year ended June 30, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.

      Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

      Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

      Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

      agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

      Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), an indirect wholly owned subsidiary of M&T, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

      RSMC has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund's operating expenses, or certain "class-specific fees and expenses" to prevent the Fund's (or class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time. Under this voluntary arrangement, RSMC may recover from the Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the "Trustees"), amounts waived or reimbursed for a period of up to three (3) years from the year in which RSMC reduced its compensation and/or assumed expenses for the Fund. The following table summarizes the amount of fees waived or reimbursed by RSMC that may be recaptured with the Trustees' approval, and the fiscal years they expire:

                                                         EXPIRATION DATE
                                      -----------------------------------------------------------
                                         2012            2013           2014            TOTAL
                                      ----------      ----------    ------------     ------------
Prime Money Market Fund               $  158,968      $6,967,585    $  7,754,480     $ 14,881,033
U.S. Government Money Market Fund      1,384,634       7,711,198       8,476,493       17,572,325
Tax-Exempt Money Market Fund             122,130       1,227,250       1,221,585        2,570,965

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. As of June 30, 2011, there were no liabilities due to RSMC for these services in any of the Funds.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets;

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

      0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of June 30, 2011 were $27,090, $23,558 and $3,455 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

      BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      Compensation of Trustees and Officers. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

      Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and BNY Mellon Investment Services Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays BNY Mellon Investment Services Trust Company for its services as sub-custodian. The fees for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of June 30, 2011 were $98,938, $68,043 and $14,765 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

      At June 30, 2011, the following reclassifications were made within the capital accounts of Prime Money Market Fund and the U.S. Government Money Market Fund to reflect permanent differences relating to reclassifications of distributions paid and non-deductible excise tax paid.

                                  UNDISTRIBUTED NET       ACCUMULATED NET
                                  INVESTMENT INCOME     REALIZED GAIN (LOSS)     PAID-IN CAPITAL
                                  -----------------     --------------------     ----------------
Prime Money Market Fund .......       $     (64,550)        $         64,763        $         (213)
U.S. Government Money Market
  Fund ........................             (38,000)                  38,270                  (270)

      The tax character of distributions paid for the year ended June 30, 2011 and the year ended June 30, 2010 were as follows:

                                   Prime Money       U.S. Government        Tax-Exempt
                                   Market Fund      Money Market Fund     Money Market Fund
                                   -----------      -----------------     -----------------
Year Ended June 30, 2011
Ordinary income ...............      $ 293,357        $    220,558           $        --
Long term capital gains .......             --                  --                    --
Tax-exempt income .............             --                  --                27,233

Year Ended June 30, 2010
Ordinary income ...............      $ 252,897        $    193,246           $        --
Long term capital gains .......             76                 357                    --
Tax-exempt income .............             --                  --                33,880

      As of June 30, 2011, the components of accumulated earnings on a tax basis were as follows:

                                   Prime Money       U.S. Government         Tax-Exempt
                                   Market Fund      Money Market Fund     Money Market Fund
                                   -----------      -----------------     -----------------
Undistributed ordinary income ...  $    24,209        $     21,649           $        --
Undistributed tax-exempt ........           --                  --                 9,231
  income ........................
Undistributed long-term capital
   gains ........................           --                  --                     4
Other temporary differences .....      (23,636)            (21,523)               (9,231)
                                   -----------        ------------           -----------
Total accumulated earnings ......  $       573        $        126           $         4
                                   -----------        ------------           -----------

      The differences between book basis and tax basis components of accumulated earnings are primarily attributed to the deferred compensation of Trustees and dividends payable.

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

      Approximately 4% of the investments of the Tax-Exempt Money Market Fund on June 30, 2011 were insured by private issuers that guarantee payment of principal and interest in the event of default, or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

7. RECENT ACCOUNTING PRONOUNCEMENT. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

8. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements and has no impact on the Funds.

      Effective July 1, 2011, the Funds suspended payments under the current 12b-1 Distribution Plan and Shareholder Service Plan (collectively, the "Plans"). The suspension of payments under the Plans is a temporary measure that may be resumed in the future. The measure was undertaken due to the prolonged duration of the low yield environment and it is expected that the Funds will resume making payments under the Plans once the yield environment improves.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
  REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund (the "Funds") as of June 30, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund series of WT Mutual Fund at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                      (ERNST + YOUNG LLP)

Philadelphia, Pennsylvania
August 25, 2011

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Tax-Exempt Money Market Fund paid tax-exempt income distributions of $27,233 during the fiscal year ended June 30, 2011.

In January 2012, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2011, including any distributions paid between July 1, 2011 and December 31, 2011.

Pursuant to Section 871 of the Internal Revenue Code, the following percentages of ordinary income distributions during the fiscal year ended June 30, 2011 have been designated as qualified interest income:

Prime Money Market Fund .......................................  100%
U.S. Government Money Market Fund .............................  100%

 NOTICE TO SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders ("Meeting") of the Funds of WT Mutual Fund (the "Trust") was held on March 11, 2011 for the following purposes:

  1. To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC");

  2. To approve a new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM");

  3. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund") and the Wilmington Small-Cap Strategy Fund ("Small Cap Fund"), RSMC and WTIM; and

  4.   To elect one Trustee to the Board of Trustees.

All shareholders of record at the close of business on January 21, 2011 were entitled to attend or submit proxies.

As of the record date, each Fund had the following number of shares outstanding:

Wilmington Prime Money Market Fund ...............                 2,256,033,816
Wilmington Tax-Exempt Money Market Fund ..........                 1,797,230,979
Wilmington U.S. Government Money Market Fund .....                   268,303,261
Wilmington Broad Market Bond Fund ................                     6,616,986
Wilmington Short/Intermediate-Term Bond Fund .....                    15,801,083
Wilmington Municipal Bond Fund ...................                    11,491,513
Wilmington Large-Cap Strategy Fund ...............                    36,321,531
Wilmington Small-Cap Strategy Fund ...............                    12,040,386
Wilmington Multi-Manager International Fund ......                    48,341,601
Wilmington Multi-Manager Real Asset Fund .........                    21,717,824
Wilmington Aggressive Asset Allocation Fund ......                     5,894,031
Wilmington Conservative Asset Allocation Fund ....                     6,291,620
                                                                   -------------
Total for all Funds                                                4,486,084,631
                                                                   =============

WILMINGTON FUNDS -- MONEY MARKET FUNDS

1. At the Meeting, the shareholders of each Fund approved the new investment advisory agreement between the Trust, on behalf of each Fund, and RSMC. The results of the voting for the proposal were as follows:

                                                                     Shares     Share
                                                        Shares       Voted      Votes     Broker
                                                       Voted For    Against   Abstained  Non-Votes
                                                     ------------- --------- ---------- ----------
Wilmington Prime Money Market Fund ...............   2,102,830,831   445,457    277,024 85,495,076
Wilmington U.S. Government Money Market Fund .....   1,790,266,316         0          0  6,846,504
Wilmington Tax-Exempt Money Market Fund ..........     265,090,107   200,821          0  2,794,868
Wilmington Broad Market Bond Fund ................       6,009,643     5,004      8,418    183,022
Wilmington Short/Intermediate-Term Bond Fund .....      12,534,155    62,092      8,619  2,578,674
Wilmington Municipal Bond Fund ...................       8,706,947    24,224      9,860  2,054,878
Wilmington Large-Cap Strategy Fund ...............      31,006,808    49,211      7,912  3,732,596
Wilmington Small-Cap Strategy Fund ...............      10,790,076     9,149          0    726,524
Wilmington Multi-Manager International Fund ......      42,439,100    54,136      6,927  3,843,568
Wilmington Multi-Manager Real Asset Fund .........      17,590,323    23,336     12,256  1,845,785
Wilmington Aggressive Asset Allocation Fund ......       5,054,413     5,004      8,418    672,445
Wilmington Conservative Asset Allocation Fund ....       4,595,940     6,545      7,912    932,538

2. At the Meeting, the shareholders of each Fund approved the new investment sub-advisory agreement between the Trust, on behalf of each Fund, RSMC, and WTIM. The results of the voting for the proposal were as follows:

                                                                     Shares    Share
                                                         Shares      Voted     Votes      Broker
                                                       Voted For    Against  Abstained  Non-Votes
                                                     ------------- --------- ---------- ----------
Wilmington Prime Money Market Fund ...............   2,102,872,470   449,106    231,736 85,495,076
Wilmington U.S. Government Money Market Fund .....   1,790,126,722         0    139,594  6,846,504
Wilmington Tax-Exempt Money Market Fund ..........     265,090,107         0    200,821  2,794,868

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                                 Shares    Share
                                                       Shares     Voted    Votes    Broker
                                                      Voted For  Against Abstained Non-Votes
                                                     ---------- -------- --------- ---------
Wilmington Broad Market Bond Fund ................    6,009,643    5,004     8,075   183,022
Wilmington Short/Intermediate-Term Bond Fund .....   12,534,155   62,092     8,619 2,578,674
Wilmington Municipal Bond Fund ...................    8,706,947   24,224     9,860 2,054,878
Wilmington Large-Cap Strategy Fund ...............   31,005,617   50,402     9,724 3,732,596
Wilmington Small-Cap Strategy Fund ...............   10,790,076    9,149         0   726,524
Wilmington Multi-Manager International Fund ......   42,439,100   54,136     6,927 3,843,568
Wilmington Multi-Manager Real Asset Fund .........   17,589,302   24,357    12,256 1,845,785
Wilmington Aggressive Asset Allocation Fund ......    5,054,756    5,004     8,075   672,445
Wilmington Conservative Asset Allocation Fund ....    4,595,068    5,605     9,724   932,538

3. At the Meeting, the shareholders of the Large-Cap Fund and the Small-Cap Fund each approved the new sub-advisory agreement among the Trust, on behalf of the Large-Cap Fund and the Small-Cap Fund, RSMC and WTIM. The results of the voting for the proposal were as follows:

                                                                 Shares    Share
                                                       Shares    Voted     Votes    Broker
                                                      Voted For Against  Abstained Non-Votes
                                                     ---------- -------- --------- ---------
Wilmington Large-Cap Strategy Fund ..............    31,007,368   48,651     9,724 3,732,596
Wilmington Small-Cap Strategy Fund ..............    10,790,076    9,149         0   726,524

4. At the Meeting, the shareholders of the Funds approved the election of Thomas Leonard as a member of the Board of Trustees.1 The results of the voting were as follows:

                                                        Shares       Share
                                                        Shares       Voted      Votes     Broker
                                                       Voted For    Against   Abstained  Non-Votes
                                                     ------------- ---------- ---------- ---------
WT Mutual Fund ..................................    4,325,541,189 28,883,349          0         0

-------------
1 Effective May 16, 2011, Mr. Leonard resigned from the Board of Trustees of WT Mutual Fund.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS

     At an in-person meeting held on January 10, 2011, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved a new investment advisory agreement between the Trust, on behalf of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund, and Wilmington Tax-Exempt Money Market Fund (each a "series" or a "Fund"), and Rodney Square Management Corporation ("RSMC") (the "Advisory Agreement"), subject to approval by the shareholders of each Fund. The Trustees also unanimously approved a new sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") ("Sub-Advisory Agreement"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services, subject to approval by shareholders of each Fund. At a meeting of the Board of Trustees held on August 26, 2010, the Trustees had approved continuation of the prior agreements with RSMC and WTIM (the "Agreements") for an additional one-year period.

     RSMC and WTIM were each a wholly-owned subsidiary of, and, therefore, under the control of Wilmington Trust Corporation ("Wilmington Trust"). On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. would be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

     The Merger, which was completed on May 16, 2011, resulted in a change of control of each of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or a sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the existing advisory agreement and sub-advisory agreements terminated when the Merger was completed.

     In order to ensure that each of the Funds would be provided with continuous investment advisory and sub-advisory services after the Merger, at the January 10, 2011 meeting, the Board approved the Advisory Agreement and Sub-Advisory Agreement, subject to shareholder approval and completion of the Merger.

     Before considering the Advisory Agreement and Sub-Advisory Agreement, the Trustees requested information about the Merger and extensive materials related to the proposed approvals. In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered information provided by RSMC and WTIM in conjunction with the January 10, 2011 meeting and information previously provided by RSMC and WTIM at the August 26, 2010 meeting. To assist the Board in considering the Advisory Agreement and Sub-Advisory Agreement, RSMC and WTIM provided materials and information about Wilmington Trust and M&T, including written responses to the questions posed by the Trustees in their information request regarding the Merger and the resulting change of control. The Trustees considered information that RSMC and WTIM provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of the Funds, (iv) how the Funds are managed by RSMC and WTIM, including a general description of the investment decision making process, sources of information and

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS -- continued

investment strategies, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Funds and other clients,
(viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (x) RSMC's and WTIM's internal program for ensuring compliance with the Funds' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) RSMC's and WTIM's proxy voting policies, (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Funds, and (xiii) the Merger and the impact of the resulting change of control on the services provided by RSMC and WTIM. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Advisory Agreement and Sub-Advisory Agreement. In addition the Board consulted with legal counsel in executive session with respect to their review of the Advisory Agreement and Sub-Advisory Agreement and certain other considerations relevant to their deliberations on whether to approve the Advisory Agreement and Sub-Advisory Agreement.

     At the in-person meetings on November 18, 2010 and January 10, 2011, the Board met with representatives of Wilmington Trust, RSMC and WTIM and discussed the Merger, including the background of and reasons for the Merger and M&T's general plans and intentions regarding RSMC, WTIM and the Funds following completion of the Merger. Representatives of RSMC, WTIM and Wilmington Trust responded to questions from the Board. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, certain employees and officers of RSMC and WTIM following completion of the Merger. In connection with the Trustees' review of the Advisory Agreement and Sub-Advisory Agreements, the representatives from RSMC, WTIM and Wilmington Trust emphasized that: (i) they expected that there will be no adverse changes as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services; (ii) no material changes in personnel or operations are currently contemplated in the operation of RSMC and WTIM as a result of the Merger and no material changes are currently contemplated in connection with third party service providers to the Funds; and (iii) RSMC has no present intention to alter the expense limitations and reimbursements currently in effect for the Funds.

     In addition to the information provided by RSMC, WTIM and Wilmington Trust as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Advisory Agreement and Sub-Advisory Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and RSMC and WTIM, as provided in the Advisory Agreement and Sub-Advisory Agreement, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the potential for distribution of Fund shares through access to M&T's existing distribution channels; (ii) the reputation, financial strength, and resources of Wilmington Trust and M&T as represented in the financial statements of Wilmington Trust and M&T provided to the Trustees; (iii) the terms and conditions of the Advisory Agreement and Sub-Advisory Agreement, including that each Fund's contractual fee under the Advisory Agreement will remain the same; (iv) the Board's full annual review of the Agreements at their in-person meeting on

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS -- continued

August 26, 2010 as required by the 1940 Act and their determination at that time that (a) RSMC and WTIM had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to each Fund and (b) the advisory and sub-advisory fees paid by each Fund, taking into account any applicable fee limitations and breakpoints, represent reasonable compensation to RSMC and WTIM in light of the services provided, the costs to RSMC and WTIM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (v) the portfolio management teams for the Funds and the operations of RSMC and WTIM are not currently expected to change as a result of the Merger. Certain of these considerations are discussed in more detail below.

     In making their decision relating to the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Advisory Agreement and Sub-Advisory Agreement.

     Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by RSMC and WTIM to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Advisory Agreement and Sub-Advisory Agreement will be substantially similar to the Agreements, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies, and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered RSMC's and WTIM's personnel and the depth of the RSMC's and WTIM's personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by RSMC, including that no material changes are currently expected as a result of the Merger in RSMC's and WTIM's personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by RSMC and WTIM are appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement,
(ii) that the quality of those services has been consistent with industry norms,
(iii) the Funds are likely to benefit from the continued provision of those services, (iv) RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and have demonstrated their continuing ability to attract and retain qualified personnel, (v) the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders is likely to continue under the Advisory Agreement and Sub-Advisory Agreement, and (vi) it is very unlikely that any "unfair burden" resulting from the Merger will be imposed on any of the Funds for the first two years following closing of the Merger because no adverse changes are expected as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders.

     Investment Performance. The Board considered the overall investment performance of RSMC, WTIM and the Funds. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Agreements at the Board meeting held on August 26, 2010. At that meeting, the Trustees reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, one year, two years, three years, five years, and ten years. At their meeting on January 10, 2011, the Trustees updated their examination of the investment performance of each Fund and compared the performance of

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS -- continued

each Fund for the periods ended September 30, 2010. The Trustees considered the short-term and long-term performance of each Fund. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds lagged behind their peers for certain periods, but concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve. The Board also concluded that neither the Merger nor the Advisory Agreement and Sub-Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) RSMC, WTIM and Wilmington Trust do not currently expect the Merger to cause any material change to the Funds' portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving, (ii) as discussed in more detail below, the Funds' expenses are not expected to increase as a result of the Merger, and
(iii) there is not expected to be any "unfair burden" imposed on the Funds as a result of the Merger.

     Comparative Expenses. RSMC and WTIM provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was below the median expense ratio of the Lipper Universe. The Trustees reviewed the services provided to the Funds by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered any direct or indirect revenues which would be received by affiliates of RSMC. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered whether the Merger and resulting change of control of RSMC and WTIM would impact the services currently being provided to the Funds. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Funds and services provided to the Funds as a result of the Merger.

     Management Profitability. The Trustees also considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as their profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM) and certain of M&T's financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Trustees noted that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds, and the Trustees should be satisfied that RSMC's and WTIM's profits are sufficient to continue as healthy, ongoing concerns generally and as investment adviser or sub-adviser of the Funds specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS -- continued

making certain assumptions. Based on the information provided, the Trustees concluded that RSMC's and WTIM's fees and profits (if any) derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser and sub-advisers, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of each Fund increase as a result of "breakpoint" reductions in the advisory fee rate at specific asset levels which are reflected in fee schedules to each of the Advisory Agreement and the WTIM Agreement. In addition, Trustees also considered RSMC's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base. The Trustees concluded that additional economies of scale could be achieved as a result of access to M&T's clients and distribution channels.

     Conclusion. After consideration of all the factors, taking into consideration the information presented at the meeting and deliberating in executive session, the entire Board, including those Trustees who are not "interested persons" (as such term is defined in the 1940 Act), unanimously approved the Advisory and Sub-Advisory Agreement. The Board concluded that the advisory and sub-advisory fee rates under the Advisory Agreement and Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of such agreements is in the best interests of the shareholders of each Fund. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in August 2010 that the advisory and sub-advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds' respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that RSMC, WTIM and Wilmington Trust had represented that the overall expenses for each Fund are not expected to be adversely affected by the Merger. The Trustees also noted, with respect to the Funds that currently had the benefit of expense limitations and or reimbursements from RSMC, that RSMC had no present intention to alter any expense limitation or reimbursement currently in effect for the Funds. On that basis, the Trustees concluded that the total expense ratio and proposed advisory and sub-advisory fees for the Funds are acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

         Name and                 Position(s) Held
       Date of Birth,                with Trust,                  Principal Occupation(s)
     Number of Funds in           Term of Office and              During Past Five Years,
       Fund Complex                Length of Time                  Other Directorships
    Overseen by Trustee(1)            Served                         Held by Trustee
----------------------------  ---------------------------  ---------------------------------------
ROBERT J. CHRISTIAN(2)        Trustee                      Retired since February 2006; Executive
Date of Birth: 2/49                                        Vice President of Wilmington Trust
                              Shall serve until death,     Company from February 1996 to
12 Funds                      resignation or removal.      February 2006; President of Rodney
                              Trustee since October 1998,  Square Management Corporation
                              President and Chairman of    ("RSMC") from 1996 to 2005; Vice
                              the Board from October 1998  President of RSMC 2005 to 2006.
                              to January 2006.

                                                           FundVantageTrust (34 portfolios);
                                                           Optimum Fund Trust (6 portfolios)
                                                           (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

(2) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 TRUSTEES AND OFFICERS -- continued

INDEPENDENT TRUSTEES

          Name and                 Position(s) Held
        Date of Birth,                with Trust,                  Principal Occupation(s)
     Number of Funds in           Term of Office and               During Past Five Years,
       Fund Complex                 Length of Time                   Other Directorships
    Overseen by Trustee(1)              Served                         Held by Trustee
----------------------------  ---------------------------  ---------------------------------------
ROBERT ARNOLD                 Trustee                      Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                        Co., Inc. (financial consulting) since
                                                           1989.

12 Funds                      Shall serve until death,
                              resignation or removal.      First Potomac Realty Trust (real estate
                              Trustee since May 1997.      investment trust).

DR. ERIC BRUCKER              Trustee                      Professor of Economics, Widener
Date of Birth: 12/41                                       University since 2002; formerly Dean,
12 Funds                      Shall serve until death,     School of Business Administration of
                              resignation or removal.      Widener University from 2001 to 2004.
                              Trustee since October 1999.
                                                           None

NICHOLAS GIORDANO             Trustee and Chairman of      Consultant, financial services
Date of Birth: 3/43           the Board                    organizations from 1997 to present;
                                                           Interim President, LaSalle University
12 Funds                      Shall serve until death,     from 1998 to 1999; President and Chief
                              resignation or removal.      Executive Officer, Philadelphia Stock
                              Trustee since October 1998.  Exchange from 1981 to 1997.

                                                           Kalmar Pooled Investment Trust;
                                                           The RBB Fund, Inc. (16 portfolios)
                                                           (registered investment companies);
                                                           Independence Blue Cross; IntriCon
                                                           Corporation (industrial furnaces
                                                           and ovens).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 TRUSTEES AND OFFICERS -- continued

EXECUTIVE OFFICERS

                                  Position(s) Held
                                      with Trust,                      Principal Occupation(s)
                                 Term of Office and                    During Past Five Years,
    Name, Address and               Length of Time                       Other Directorships
      Date of Birth                    Served                                    Held
----------------------------  ------------------------------ --------------------------------------------
JOHN J. KELLEY                President & Chief Executive    President of Rodney Square Management
1100 North Market Street      Officer                        Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                         President of Wilmington Trust Investment
Date of Birth: 9/59           Shall serve at the pleasure of Management, LLC ("WTIM") since the Board and until successor  2005; Member of the Board of Managers
                              is elected and qualified.      of WTIM; Vice President of PNC Global
                              Officer since September 2005.  Investment Servicing (U.S.), Inc. from
                                                             January 2005 to July 2005; Vice President of
                                                             Administration, 1838 Investment Advisors,
                                                             LP from 1999 to 2005;  Chief Compliance
                                                             Officer, 1838 Investment Advisors, LP from
                                                             2004 to 2005.

                                                             N/A

CLAYTON M. ALBRIGHT           Vice President                 Managing Director, Fixed Income
1100 North Market Street                                     Management, Wilmington Trust since
Wilmington, DE 19890          Shall serve at the pleasure of 2007; Director, Fixed Income Research
Date of Birth: 9/53           the Board and until successor  and Portfolio Manager, Wilmington Trust
                              is elected and qualified.      from 1996 to 2007; Vice President,
                              Officer since October 1998.    RSMC since 2001; Vice President of
                                                             WTIM since 2006;Vice President,
                                                             Wilmington Trust Company since 1997.

                                                             N/A

JOSEPH M. FAHEY, JR.          Vice President                 Investment Adviser, WTIM since 2003;
1100 North Market Street                                     Vice President, RSMC since 1992.
Wilmington, DE 19890          Shall serve at the pleasure of
Date of Birth: 1/57           the Board and until successor  N/A
                              is elected and qualified.
                              Officer since November 1999.

JOHN C. MCDONNELL             Vice President, Chief          Director of Mutual Fund Administration,
1100 North Market Street      Financial Officer & Treasurer  WTIM, since October 2005; Audit and
Wilmington, DE 19890                                         Assurance -- Senior, Deloitte (public
Date of Birth: 4/66           Shall serve at the pleasure of accounting) from September 2004 to the Board and until successor  October 2005; Mutual Fund
                              is elected and qualified.      Administration, 1838 Investment
                              Officer since November 2005.   Advisors, LP from March 1999 to
                                                             September 2004.

                                                             N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS
 TRUSTEES AND OFFICERS -- continued

EXECUTIVE OFFICERS (CONTINUED)

                                    Position(s) Held
                                       with Trust,                    Principal Occupation(s)
                                   Term of Office and                During Past Five Years,
    Name, Address and                Length of Time                    Other Directorships
      Date of Birth                      Served                                Held
----------------------------  ------------------------------ ----------------------------------------
ANNA M. BENCROWSKY            Vice President, Chief          Chief Compliance Officer, WTIM since
1100 North Market Street      Compliance Officer & Anti-     2007; Vice President, WTIM since 2004;
Wilmington, DE 19890          Money Laundering Officer       Vice President and Chief Compliance
Date of Birth: 5/51                                          Officer, RSMC since 2004; Vice
                              Shall serve at the pleasure of President and Chief Compliance Officer, the Board and until successor  1838 Investment Advisors, LP from
                              is elected and qualified;      1999 to 2004.
                              Officer since September 2004.

                                                             N/A

EDWARD W. DIFFIN, JR.         Vice President & Secretary     Director of Mutual Fund Regulatory
1100 North Market Street                                     Administration of WTIM since November
Wilmington, DE 19890          Shall serve at the pleasure of 2006; Coleman Counsel Per Diem from
Date of Birth: 1/52           the Board and until successor  November 2005 to November 2006; Vice
                              is elected and qualified;      President and Senior Counsel of Merrill
                              Officer since February 2007.   Lynch & Co., Inc. from 1994 to 2005.

                                                             N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                         WT MUTUAL FUND PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas. OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with the recent Securities and Exchange Commission ("SEC") revision to Regulation S-P.

[THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                                OFFICERS
Nicholas A. Giordano                    John J. Kelley
Chairman of the Board                   President & Chief Executive Officer

                                        John C. McDonnell
Robert H. Arnold                        Vice President, Chief Financial Officer
                                        & Treasurer

Dr. Eric Brucker                        Edward W. Diffin Jr.
                                        Vice President & Secretary

Robert J. Christian                     Clayton M. Albright
                                        Vice President

                                        Joseph M. Fahey Jr.
                                        Vice President

                                        Anna M. Bencrowsky
                                        Vice President, Chief Compliance Officer &
                                        Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Funds -- Institutional, Service and W Shares.

WILMINGTON FUNDS                                                MONEY_Ann6/11

                                                              FIXED INCOME FUNDS

                                                   ANNUAL REPORT | June 30, 2011

                                                    SHORT/INTERMEDIATE-TERM BOND

                                                               BROAD MARKET BOND

                                                                  MUNICIPAL BOND

WILMINGTON
     FUNDS

WILMINGTON FUNDS -- FIXED INCOME FUNDS

CONTENTS                                                                   page
                                                                           ----
President's Message ....................................................      3
Expense Disclosure .....................................................     17
Disclosure of Portfolio Holdings .......................................     19
Investments ............................................................     21
Financial Statements ...................................................     40
Financial Highlights ...................................................     45
Notes to Financial Statements ..........................................     51
Report of Independent Registered Public Accounting Firm ................     57
Tax Information ........................................................     58
Notice to Shareholders .................................................     58
Evaluation and Approval of a New Advisory and Sub-Advisory Agreements ..     61
Trustees and Officers ..................................................     66

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

Barclays Capital U.S. Aggregate Index is an unmanaged index of all USD-denominated, investment-grade, fixed-rate, taxable fixed income securities. This is the broadest measure of the taxable U.S. fixed income market, including most U.S. Treasury, government agencies, corporate, mortgaged-backed and asset-backed, and international USD-denominated issues. Each issue in the index has at least one year left to maturity and an outstanding par value of $250 million.

Barclays Capital U.S. Corporate Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities issued by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital U.S. Intermediate Corporate Index is the intermediate-term maturity component of the Corporate Index that includes issues with a maturity range between 1 and 10 years.

Barclays Capital U.S. Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment-grade, fixed-rate, taxable corporate fixed income securities market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

Barclays Capital U.S. Government/Credit Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities registered with the SEC. The index includes bonds from the U.S. Treasury (not including inflation-protected bonds), U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, and the Corporate sector with maturities of 1 year or greater.

Barclays Capital U.S. Intermediate Government/Credit Index is the intermediate-term maturity component of the Government/Credit Index that includes issues with a maturity range between 1 and 10 years.

Barclays Capital U.S. Government Index is an unmanaged index of fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds) and U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, with remaining maturity of 1 year or more.

Barclays Capital U.S. Government 1-3 Year Index is the shorter-term maturity component of the Government Index that includes issues with maturities from 1 year up to (but not including) 3 years.

Barclays Capital U.S. Long Government Index is the longer-term maturity component of the Government Index that includes issues with maturities greater than 10 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    DESCRIPTIONS OF INDICES -- continued

Barclays Capital U.S. Municipal Index is an unmanaged index that tracks performance of investment-grade municipal bonds with remaining maturities of one year or more.

Barclays Capital U.S. Short/Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

BofA Merrill Lynch 1 - 10 Year U.S. Treasury Index is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index tracks the performance of the USD-denominated investment-grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index tracks securities with a remaining term to final maturity greater than or equal to 1 year and less than 3 years.

BofA Merrill Lynch 12 - 22 Year U.S. Municipal Securities Index measures the performance of the USD-denominated investment-grade, tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Securities included in the index have fixed coupon rates and remaining terms to final maturity equal to or greater than 12 years and less than 22 years. To be included in the index, issues must have current amounts outstanding of at least $10-25 million, depending on the initial term to final maturity.

BofA Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

MSCI All Country World (Net) ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Standard & Poor's 500 Index (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate Index, Barclays Capital U.S. Intermediate Corporate Index, Barclays Capital U.S. Corporate High-Yield Index, Barclays Capital U.S. Government/Credit Index, Barclays Capital U.S. Intermediate Government/Credit Index, Barclays Capital U.S. Government Index, Barclays Capital U.S. Government 1-3 Year Index, Barclays Capital U.S. Long Government Index, Barclays Capital U.S. Municipal Index, and Barclays Capital U.S. Short/Intermediate Municipal Index(C) Barclays Capital.

EAFE and MSCI are trademarks of Morgan Stanley Capital International.

Russell 2000(R)and Russell 3000(R) are trademarks of the Frank Russell Company.

S&P Indices are a registered trademark of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

    The assumption of risk was rewarded in fixed income markets during the Fixed Income Funds' fiscal year ended June 30, 2011, as yield spreads relative to U.S. Treasuries narrowed and the corporate and high-yield segments outperformed broad bond markets. High-yield bonds, as measured by the Barclays Capital US Corporate High-Yield Index, returned +15.6% for the 12 months ended June 30, 2011. The Barclays Capital US Intermediate Corporate Index returned +6.4%, while the Barclays Capital US Intermediate Government Index posted a +2.7% gain.

    The broad market of tax-exempt, investment-grade bonds, measured by the S&P/Investortools Municipal Bond Index, returned +3.7%. The broad market of taxable, investment-grade bonds, measured by the Barclays Capital U.S. Aggregate Index, returned +3.9%. Note that these results have not been adjusted to reflect taxes. On a tax-equivalent basis, the 12-month results of municipal bonds would appear even stronger relative to the results of the broad taxable market.

    The fiscal year's broad-based gains occurred in an environment marked by a continuation of old challenges, and the introduction of some new ones. In the U.S., economic growth had waned at the entry point of the fiscal year, with real GDP growth of just 1.7% to end the second quarter of 2010. The housing market has displayed few signs of recovery and, at best, is viewed as bouncing on the bottom. The unemployment rate has held stubbornly at or above the 9% level, and is increasingly becoming a political issue at this stage of the recovery. On the positive side, corporate profits have remained strong, and corporate cash balances remain near all time highs.

    Against this backdrop, the administration was motivated to provide additional stimulus with measures spanning policy and politics. November 2010 marked the rollout of another round of quantitative easing (QE2), and the extension of the Bush tax cuts in mid-December set the stage for a cheerful market environment entering 2011. Plans for the quantitative easing program were originally described by the Federal Reserve's chairman, Mr. Bernanke, at a speech in August 2010, and risky assets rose in anticipation of the program through the second half of 2010.

    The on-again off-again sovereign debt issues that have plagued Europe continued through the year, but were navigated to the satisfaction of the market. In policy moves that have now become embodied by the popular term "kick the can," eurozone policy makers have managed to avoid default of troubled perimeter members, but without the benefit of a long-term solution.

    The tragic earthquake and subsequent tsunami that devastated Japan in March 2011 were key elements feeding a diminished global growth outlook for the balance of the year. Japan is a major supplier to the global economy, particularly in the automotive and technology sectors. Fortunately, in a testimony to the resilience of the Japanese people, the nation's productive capacity seems to be recovering more quickly than originally anticipated.

    Geopolitical issues also contributed to uncertainty in the global markets, beginning with the January 2011 uprising in Egypt. The uprising in Egypt inspired other protests across the Middle East, with the contagion eventually landing in Libya. Not surprisingly, oil markets were rankled, with crude prices spiking to levels in excess of $110 per barrel. A global economy characterized by fragile growth is ill-equipped to shoulder the burden of spiking energy prices. While the oil supply gap resulting from the situation in Libya has largely been filled by other suppliers, oil prices remain elevated, and an unwelcome impediment to growth.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- continued

    China's attempt to manage the growth of its economy and control inflation is arguably the most significant watch item on the global economic stage. China has been a strong and steady source of demand through the recent downturn, and over-constraining the economy would certainly have a negative impact on global growth. Concerns related to China's tightening were reflected in the pullback in commodities prices during the second quarter of 2011. Commodities, as measured by the Dow Jones-UBS Commodity Index, returned -6.7% in the quarter ended June 30, 2011.

    After a reasonably strong start to 2011, challenges to growth remain, with many global economic issues being managed but not solved. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

    The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

    The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. To do so, the investment adviser applies a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has lower risk exposure to interest rates than the Broad Market Fund and finished the annual period with an effective duration of 3.77 years. The Broad Market Bond Fund had an effective duration of 4.83 years at the same point in time.

    During the fiscal year ended June 30, 2011, the fixed income markets achieved returns that were largely driven by income returns. The yield curve steepened slightly over the 12-month period with longer-term rates up nearly 50 basis points while short-term rates slipped by less than 15 basis points. The Barclays Capital U. S. Government Credit Index gained 3.7% over this time period. During the fiscal year, 10 Year Treasury yields remained range bound across a market that was centered near 3% yields, covering about 50 basis points up and down from there. Interest rate trends were strongly in evidence as rates declined early on during the fiscal year, rebounded over the middle periods, and then fell once again over the final two months of the fiscal year.

    The fiscal year began with many concerned about the prospects of a double dip recession. Several of the smaller European countries had increasing problems handling their sovereign debt load, prompting fears that another round of systemic risks, similar to those faced in 2008, was about to spread. These fears translated into a strong performance for the fixed income markets during the third quarter of 2010. However, the markets reversed course during the fourth quarter as the economy started to show significant improvements, and the government added stimulus programs through a second round of quantitative easing engineered by the Federal Reserve as well as the passing of numerous fiscal stimulus items, including an extension of all of the Bush income tax rates. The first quarter of 2011 found interest rates largely range bound as the economy hoped that the strong growth from the end of 2010 would continue into 2011. Alas, that was not to be and the fixed income market yields trended lower throughout much of the second quarter of 2011. The loss of economic momentum reflected the numerous crisis faced by the economy including the tragic aftermath of the earthquake and tsunami in Japan, as well as a resurfacing of the debt crisis in Europe, a story which has dogged the markets for over a year.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- continued

    Credit spreads vacillated over the past fiscal year and generally ended tighter to the Treasury market. This enabled the corporate bond market to achieve relatively strong performance when compared to the Treasury market. Over the twelve-month period, the corporate bond market, as measured by the Barclays Capital Corporate Bond Index, added 4.0% in excess returns versus Treasuries. With the Great Recession disappearing in the rear view mirror, the financial sectors of the corporate market finally began to perform better. Investors had remained leery of this sector but the combination of improving economic activity and less economic uncertainty allowed this sector to add 5.4% above the Treasury market over the fiscal year.

    Excess returns earned by industrial and utility sectors amounted to 3.2% and 3.7%, respectively. Corporate earnings continue to increase and balance sheets are in generally very good shape with many companies carrying large cash balances. For many of the larger companies, many of whom are part of the investment grade corporate bond universe, the recovery has been very good for expanding exports to take advantage of opportunities abroad.

    Under these challenging circumstances, both Funds performed well, adding value for shareholders over the twelve-month period ended June 30, 2011.

WILMINGTON SHORT/INTERMEDIATE FUND

    The Institutional Shares of the Short/Intermediate Fund (the "Fund") performed well over the year ended June 30, 2011 with a total return of 4.43%1. The total return exceeded the benchmark Barclays Capital U.S. Intermediate Government/Credit Index which had a total return of 3.77% over the same period. The Fund's performance exceeded its Lipper Short/Intermediate Investment Grade Debt Funds universe and placed in the 38th percentile out of 150 funds for the one-year period. Over longer term periods, the Fund continued to show excellent results finishing in the 9th percentile out of 136 funds for the 3-year period, in the 4th percentile out of 127 funds for the 5-year period, and in the 8th percentile out of 83 funds for the 10-year period, based on total returns as of June 30, 2011.

    Our investment process focuses on sector selection, yield curve exposure and duration management. During the quarterly periods of the past fiscal year each of these contributed to performance in varying degrees. During the third quarter of 2010 and the first quarter of our fiscal year, the combination of corporate spreads tightening along with our yield curve exposure which was overweight in the best performing part of the Treasury curve enabled the Fund to perform very well as it gained 3.15% versus the Barclays Capital U.S. Intermediate Government/Credit Index, which returned 2.76%. During this quarter, investment grade corporate bond spreads narrowed by 23 basis points returning to the trend that has dominated since March of 2009. The Fund was overweight in corporate bonds, which enhanced income and allowed for principal gains from spread compression, both of which contributed to the performance of the Fund during the quarter. Yields fell during the quarter but the biggest movements were seen in the intermediate part of the curve where we maintained higher than benchmark exposures again allowing us to generate excess returns versus the benchmark.

    During the final quarter of 2010, the portfolio's duration was shifted to be modestly short of our benchmarks, although we were slightly overweight the belly of the curve which hurt us as this was the part where interest rates increased the most. We remained leery of extending duration beyond our benchmark indices. Purchases were focused on the three to five year segment of the curve. We continued to maintain our overweight allocation to corporate bonds during the quarter as the Fed's Quantitative Easing program

1 For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- continued

was highly beneficial to credit and equity risk assets. The new issue market was very active, resulting in a good opportunity to add new names to the portfolio at attractive spreads and in companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals.

    As we entered 2011, portfolio duration remained modestly short of our benchmarks during the first quarter, although it did not stray far from the benchmark due to rising uncertainty from tension in the Middle East and the tragic earthquake and tsunami in Japan. We continued to maintain a large overweight to corporate bonds during the quarter as valuations remained favorable versus other spread sectors. The majority of purchases were focused on financials due to favorable valuations and improving fundamentals for the sector. However, we did add selectively to industrials during the quarter, primarily through the new issue market. Issuance in the primary market was robust, creating opportunities to gain exposure to high quality issuers with very little outstanding debt. We continued to add floating rate notes to the portfolio throughout the quarter. We believe that these securities may outperform when the Fed begins to raise short-term rates.

    During the final quarter of our fiscal year, the portfolio tactics that worked for much of the previous three quarters ran out of steam. Most notably, credit spreads began to widen as the debt crisis in both Europe and the United States became a bigger concern. Duration levels were lengthened as interest rates declined but the absolute levels remained below the benchmarks. As a result, the Fund wound up equaling the performance of its benchmark with both gaining 2.12% for the quarter.

    The following graph and performance table compares the performance of the Fund with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the BofA Merrill Lynch 1-10 Year U.S. Treasury Index.

                        SHORT/INTERMEDIATE-TERM BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT
                                   (UNAUDITED)

                                                                   BofA Merrill Lynch                Short/Intermediate
                                 Barclays Capital                      1-10 Year                          -Term Bond
                                 U.S. Intermediate                   U.S. Treasury                          Fund -
                              Government/Credit Index                    Index                      Institutional Shares
                              -----------------------              ------------------               --------------------
                                       Plot                               Plot                              Plot
                                      Points                             Points                            Points
                                    ----------                         ----------                         ----------
Initial value @ 6/30/01               500,000                            500,000                            500,000
Year ended 6/30/02                    540,870                            540,105                            535,419
Year ended 6/30/03                    599,414                            583,772                            592,680
Year ended 6/30/04                    599,078                            581,467                            591,358
Year ended 6/30/05                    627,678                            603,184                            617,987
Year ended 6/30/06                    626,573                            603,009                            616,434
Year ended 6/30/07                    662,689                            634,812                            652,066
Year ended 6/30/08                    711,523                            696,579                            695,429
Year ended 6/30/09                    749,028                            739,195                            754,332
Year ended 6/30/10                    811,122                            782,069                            817,243
Year ended 6/30/11                    841,727                            803,751                            853,447


           Past performance is not predictive of future performance.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- continued

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the ten year period ended June 30, 2011, compared to the performance of the Fund's benchmark indices for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional annual expenses such as a 0.25% distribution fee (12b-1). A Shares commenced operations on October 7, 2003. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

                  SHORT/INTERMEDIATE-TERM BOND FUND (UNAUDITED)


                                           Average Annual Total Returns
                                       for the periods ending June 30, 2011
                                       -------------------------------------
                                                                    Since
                                       1 Year  5 Years  10 Years  Inception(1)
                                       ------  -------  --------  ------------
Short/Intermediate-Term Bond Fund
    --  Institutional Shares            4.43%    6.72%     5.49%           NA
    --  A Shares (with sales charge)(2) 2.08%    6.05%       NA          4.31%
    --  A Shares at NAV                 4.18%    6.48%       NA          4.59%
Barclays Capital U.S. Intermediate
   Government/Credit Index              3.77%    6.08%     5.35%         4.66%
BofA Merrill Lynch 1 - 10 Year
   U.S. Treasury Index                  2.77%    5.91%     4.86%         4.38%

----------
Fund Expense Ratios(3): Institutional Shares - 0.58%, A Shares - 0.83%

Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of the principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for A Shares are for the period October 7, 2003 (commencement of operations) through June 30, 2011. The Since Inception returns provided for the indices are for the period October 31, 2003 through June 30, 2011.

(2) Performance reflects the deduction of the 2.00% maximum front-end sales charge.

(3) The expense ratios shown are from the most recent prospectus dated November 1, 2010.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- continued

WILMINGTON BROAD MARKET BOND FUND

    The Institutional Shares of the Broad Market Fund (the "Fund") performed well over the year ended June 30, 2011 with a total return of 4.23%1. The total return exceeded the benchmark, the Barclays Capital U.S. Government/Credit Index, which had a total return of 3.68% over the same period. The Fund trailed its Lipper Intermediate Investment Grade Debt Funds universe by placing in the 71st percentile out of 566 funds for the one-year period. Looking back over longer periods, the performance against our peer group was much better finishing in the 34th percentile out of 486 funds for the 3-year period, in the 24th percentile out of 394 funds for the 5-year period, and in the 25th percentile out of 271 funds for the 10-year period, based on total returns as of June 30, 2011.

    Our investment process focuses on sector selection, yield curve exposure and duration management. During the quarterly periods of the past fiscal year each of these contributed to performance in varying degrees. During the third quarter of 2010 and the first quarter of our fiscal year, the combination of corporate spreads tightening along with our yield curve exposure, which was overweight in the best performing part of the Treasury curve, enabled the Fund to perform very well as it gained 3.41% versus the Barclays Capital U.S. Government/Credit Index which returned 3.28%. During this quarter, investment grade corporate bond spreads narrowed by 23 basis points returning to the trend that has dominated since March of 2009. The Fund was overweight in corporate bonds, which enhanced income and allowed for principal gains from spread compression, both of which contributed to the performance of the Fund during the quarter. Yields fell during the quarter but the biggest movements were seen in the intermediate part of the curve where we maintained higher than benchmark exposures, again allowing us to generate excess returns versus the benchmark.

    During the final quarter of 2010, the portfolio's duration was shifted to be modestly short of our benchmarks, although we were slightly overweight the belly of the curve which hurt us as this was the part where interest rates increased the most. We remained leery of extending duration beyond our benchmark indices. Purchases were focused on the three to five year segment of the curve. We continued to maintain our overweight allocation to corporate bonds during the quarter as the Fed's Quantitative Easing program was highly beneficial to credit and equity risk assets. The new issue market was very active, resulting in a good opportunity to add new names to the portfolio at attractive spreads and in companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals.

    As we entered 2011, portfolio duration remained modestly short of our benchmarks during the first quarter, although it did not stray far from the benchmark due to rising uncertainty from tension in the Middle East and the tragic earthquake and tsunami in Japan. We continued to maintain a large overweight to corporate bonds during the quarter as valuations remained favorable versus other spread sectors. The majority of purchases were focused on financials due to favorable valuations and improving fundamentals for the sector. However, we did add selectively to industrials during the quarter, primarily through the new issue market. Issuance in the primary market was robust, creating opportunities to gain exposure to high quality issuers with very little outstanding debt. We continued to add floating rate notes to the portfolio throughout the quarter. We believe that these securities may outperform when the Fed begins to raise short-term rates.

    During the final quarter of our fiscal year, the portfolio tactics that worked for much of the previous three quarters ran out of steam. Most notably, credit spreads began to widen as the debt crisis in both Europe and the United States became a bigger concern. Duration levels were lengthened as interest rates declined but the

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  PRESIDENT'S MESSAGE -- continued

absolute levels remained below the benchmarks. As a result, the Fund wound up trailing the performance of its benchmark with the Fund gaining 2.18% for the quarter while the benchmark added 2.32%.

      The following graph and performance table compares the performance of the Fund with that of the Barclays Capital U.S. Government/Credit Index and the BofA Merrill Lynch U.S. Treasury Master Index.

                             BROAD MARKET BOND FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT
                                   (UNAUDITED)


                                   Barclays U.S.                       BofA Merrill                            Broad Market
                                   Govt Credit                           Lynch US                                 Bond
                                      Index                            Treasury Index                          Fund - Inst'l
                    -------------------------------------   -----------------------------------  ----------------------------------
                                   Period         Plot                    Period        Plot                   Period       Plot
                                   Returns       Points                  Returns       Points                 Returns      Points
                                 ------------  ----------               ----------   ----------              ----------  ----------
Initial value
 @ 6/30/01                                      500,000                               500,000                             500,000
Year ended 6/30/02                   8.24%      541,220                     8.41%     542,060                   7.04%     535,203
Year ended 6/30/03                  13.14%      612,358                    11.64%     605,145                  12.77%     603,543
Year ended 6/30/04                  -0.71%      608,010                    -1.49%     596,140                  -1.13%     596,738
Year ended 6/30/05                   7.26%      652,176                     6.97%     637,668                   6.80%     637,316
Year ended 6/30/06                  -1.52%      642,263                    -1.56%     627,745                  -1.25%     629,332
Year ended 6/30/07                   6.00%      680,824                     5.46%     662,045                   6.47%     670,032
Year ended 6/30/08                   7.24%      730,082                    10.35%     730,534                   6.03%     710,408
Year ended 6/30/09                   5.26%      768,472                     6.51%     778,125                   7.56%     764,101
Year ended 6/30/10                   9.65%      842,630                     6.71%     830,353                  10.96%     847,847
Year ended 6/30/11                   3.68%      873,627                     2.30%     849,423                   4.23%     883,710

                    $10K Value    Cumulative   Annualized   $10K Value  Cumulative   Annualized  $10K Value  Cumulative  Annualized
5 years                             36.02%         6.35%                   35.31%        6.24%                 40.42%       7.03%
10 years              17,473        74.73%         5.74%      16,988       69.88%        5.44%     17,674      76.74%       5.86%

                          Hypothetical $500,000
                    -------------------------------------
Fund                   5.86%        76.74%      883,710
Index - Barclays       5.74%        74.73%      873,627
Index - BofA
 Merrill               5.44%        69.88%      849,423

             Past performance is not predictive of future performance.

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the ten year period ended June 30, 2011, compared to the performance of the Fund's benchmark indices for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional annual expenses such as a 0.25% distribution fee (12b-1). A Shares commenced operations on December 20, 2005. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 PRESIDENT'S MESSAGE -- continued

                       BROAD MARKET BOND FUND (UNAUDITED)

                                             Average Annual Total Returns
                                        for the periods ending June 30, 2011
                                      ----------------------------------------
                                                                      Since
                                      1 Year   5 Years   10 Years   Inception1
                                      ------   -------   --------   ----------
Broad Market Bond Fund
 -- Institutional Shares               4.23%    7.03%     5.86%          NA
 -- A Shares (with sales charge)(2)    1.89%    6.35%       NA         5.61%
 -- A Shares at NAV                    3.97%    6.77%       NA         6.00%
Barclays Capital U.S.
 Government/Credit Index               3.68%    6.35%     5.74%        5.53%
BofA Merrill Lynch U.S.
 Treasury Master Index                 2.30%    6.24%     5.44%        5.42%

----------
Fund Expense Ratios3: Institutional Shares -- 0.72%, A Shares -- 0.97%

Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested. The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for the A Shares are for the period December 20, 2005 (commencement of operations) through June 30, 2011. The Since Inception returns provided for the indices are for the period December 31, 2005 through June 30, 2011.

(2) Performance reflects the deduction of the 2.00% maximum front-end sales charge.

(3) The expense ratios shown are from the most recent prospectus dated November 1, 2010.

WILMINGTON MUNICIPAL BOND FUND

      The Wilmington Municipal Bond Fund (the "Fund") seeks a high level of income exempt from Federal income taxes consistent with the preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally invest at least 80% of its net assets in municipal securities and maintain a short to-intermediate (2 to 8 years) average duration.

      On June 30, 2011, the Fund had an average effective maturity of 4.79 years, an option-adjusted duration of 5.54 years, and an average coupon of 4.89%, versus the target Barclays Capital Short/Intermediate Municipal Index, which had an average effective maturity of 4.08 years, an option-adjusted duration of 3.90 years and an average coupon of 4.90%. Beginning on July 1, 2011, the Fund will be benchmarked against the S&P Intermediate Municipal Bond Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 PRESIDENT'S MESSAGE -- continued

      Performance for the Institutional Shares of the Fund for the annual period ending June 30, 2011 was 3.90%, versus the Lipper Intermediate Municipal Debt Funds peer group of 3.61% and the Barclays Capital U.S. Short/Intermediate Municipal Index of 3.58%1. The Fund placed in the 32nd percentile out of 166 funds within its Lipper Intermediate Investment Grade Debt Funds universe for the one-year period. Over the trailing three- and five-year periods, the Fund's performance against its Lipper peer group was even stronger with the Fund finishing in the 31st percentile out of 135 and the 20th percentile out of 124 funds, respectively. For the trailing ten-year period the Fund was right at the 50th percentile out of 82 funds based on total returns as of June 30, 2011.

SUPPLY

      In the final months of 2010, state and local governments accelerated their borrowing in the taxable markets by issuing Build America Bonds ("BABs"). These newly-created BABs were set to expire on December 31, 2010, and as Chart 1 depicts, BABs represented 28%, 35%, and 37% of total issuance in October, November, and December, respectively. The rush to come to market in the fourth quarter of 2010 pushed what would have been first quarter 2011 tax-exempt supply into 2010.

                                     CHART 1
                 TAXABLE BUILD AMERICA MUNICIPAL BOND ISSUANCE

                   TOTAL   BABS AS A %
            BABS   MUNI     OF TOTAL
            ----   -----  ------------
Apr-2009     7.9    36.8   21.34%
May-2009     2.7    30.4    8.89%
Jun-2009     5.1    43.8   11.53%
Jul-2009     3.6    26.1   13.70%
Aug-2009     9.6    36.4   26.52%
Sep-2009     6.7    30.0   22.48%
Oct-2009    12.9    46.4   27.86%
Nov-2009     7.6    38.3   19.87%
Dec-2009     8.1    36.1   22.32%
Jan-2010     7.0    32.7   21.55%
Feb-2010     7.1    27.2   26.25%
Mar-2010    12.6    44.6   28.33%
Apr-2010     6.5    27.5   23.76%
May-2010     9.3    38.3   24.19%
Jun-2010     9.4    34.7   26.98%
Jul-2010     6.4    29.1   22.13%
Aug-2010     5.4    29.7   18.11%
Sep-2010     9.4    35.7   26.35%
Oct-2010    12.6    45.7   27.66%
Nov-2010    16.1    46.0   34.95%
Dec-2010    15.4    42.0   36.73%

Source: Wilmington Trust, the Bond Buyer, and SIFMA.

1 For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  PRESIDENT'S MESSAGE -- continued

      In addition to the expiration of BABs, the November 2010 elections saw 30 new governors and considerable party turnover. Coupled with the publicity of unfunded pension liabilities, budget shortfalls and a general change in the political landscape, the first half of 2011 was characterized by a significant slowdown in new capital projects and a severe drought of new deals. Chart 2 shows the sizeable decline in new deals in the first half of 2011.

                                     CHART 2
                   1H MUNICIPAL ISSUANCE -- A 10-YEAR HISTORY

                  17                  18                  19                  20                  21                  22
YEAR             2002                2003                2004                2005                2006                2007
--------   -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
JANUARY    $  21,772,400,000   $  27,099,900,000   $  20,705,200,000   $  22,122,100,000   $  18,784,200,000   $  31,213,800,000
FEBRUARY   $  20,981,900,000   $  30,234,700,000   $  26,847,000,000   $  31,198,000,000   $  23,865,400,000   $  32,028,500,000
MARCH      $  25,424,200,000   $  28,141,900,000   $  38,685,400,000   $  45,006,800,000   $  27,073,200,000   $  44,350,400,000
APRIL      $  25,856,400,000   $  36,307,900,000   $  31,089,300,000   $  31,306,000,000   $  29,351,600,000   $  33,536,400,000
MAY        $  34,002,100,000   $  35,700,600,000   $  37,613,400,000   $  35,939,700,000   $  35,038,800,000   $  42,919,900,000
JUNE       $  38,459,600,000   $  48,252,900,000   $  35,073,500,000   $  44,246,600,000   $  45,331,100,000   $  47,180,900,000
           -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
           $ 166,496,600,000   $ 205,737,900,000   $ 190,013,800,000   $ 209,819,200,000   $ 179,444,300,000   $ 231,229,900,000
           =================   =================   =================   =================   =================   =================
           $         166,497   $         205,738   $         190,014   $         209,819   $         179,444   $         231,230

                  23                  24                 25                   26
YEAR             2008                2009               2010                 2011
--------   -----------------   -----------------   -----------------   -----------------
JANUARY    $  19,784,100,000   $  23,152,300,000   $  32,660,400,000   $  12,494,000,000
FEBRUARY   $  21,402,300,000   $  23,396,100,000   $  27,187,200,000   $  16,453,400,000
MARCH      $  43,834,500,000   $  38,833,900,000   $  44,560,700,000   $  18,645,700,000
APRIL      $  51,722,200,000   $  36,843,900,000   $  27,498,000,000   $  15,572,900,000
MAY        $  43,754,100,000   $  30,407,500,000   $  38,324,400,000   $  20,536,000,000
JUNE       $  50,787,500,000   $  43,862,300,000   $  34,682,100,000   $  33,234,300,000
           -----------------   -----------------   -----------------   -----------------
           $ 231,284,700,000   $ 196,496,000,000   $ 204,912,800,000   $ 116,936,300,000
           =================   =================   =================   =================
           $         231,285   $         196,496   $         204,913   $         116,936

              Source: Wilmington Trust, the Bond Buyer, and SIFMA.

      We expect a modest pickup in the pace of supply in the second half of 2011 as budgets have been adopted, priorities have been reordered, and revenues appear to be turning the corner. As of this writing, interest rates remain low, providing additional incentive to borrow. Further, market participants are so starved for product that we anticipate this increase will cause little disturbance of yields.

      Issuance for new money comprised approximately 56% of total supply, down from the 25-year average of 64%. Refunding deals represented about 28% of supply, levels not seen since 2008.

THE YIELD CURVE

      Yields continued to march lower in the second quarter of 2011, as illustrated in Chart 3. As investors feared a rise in rates, the AAA2 2 year declined by 24bps (0.24%) while 5 year high-grade2 yields fell by as much as 49bps (0.49%). Likewise, the long end of the curve rallied by about 45bps (0.45%).

2 As rated by S&P or Moody's, using the lower rating when there is a difference in the rating for security.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 PRESIDENT'S MESSAGE -- continued

                                     CHART 3 -
                                 AAA YIELD CURVE

            3/31/2011   6/30/2011
            ---------   ---------
1                0.32        0.23
2                0.66        0.42
3                0.98        0.69
4                1.45        0.99
5                1.77        1.28
6                 2.1        1.67
7                2.43        2.01
8                2.74        2.33
9                3.01        2.56
10               3.19        2.75
11               3.35        2.94
12                3.5         3.1
13               3.64        3.25
14               3.78         3.4
15                3.9        3.51
16               3.99        3.59
17               4.08        3.67
18               4.17        3.75
19               4.27        3.84
20               4.36        3.93
21               4.45        4.04
22               4.53        4.12
23               4.61         4.2
24               4.68        4.26
25               4.74        4.29
26               4.76        4.31
27               4.77        4.32
28               4.78        4.33
29               4.79        4.34
30                4.8        4.35

Source: Wilmington Trust, the Bond Buyer, and SIFMA.

      Investors should remember that interest rate movements over the past several months are coming off the tail end of market volatility after comments made by Meredith Whitney on 60 Minutes and CNBC.

                                     CHART 4
                            AAA 10YR MUNICIPAL YIELD

6/30/2010   2.79
7/1/2010    2.76
7/2/2010    2.76
7/6/2010    2.75
7/7/2010    2.67
7/8/2010    2.67
7/9/2010    2.67
7/12/2010   2.66
7/13/2010   2.66
7/14/2010   2.64
7/15/2010   2.62
7/16/2010   2.61
7/19/2010    2.6
7/20/2010   2.58
7/21/2010   2.57
7/22/2010   2.57
7/23/2010   2.57
7/26/2010   2.57
7/27/2010   2.57
7/28/2010   2.57
7/29/2010   2.57
7/30/2010   2.57
8/2/2010    2.58
8/3/2010    2.57
8/4/2010    2.57
8/5/2010    2.56
8/6/2010    2.54
8/9/2010    2.54
8/10/2010   2.51
8/11/2010   2.46
8/12/2010   2.43
8/13/2010   2.41
8/16/2010   2.39
8/17/2010   2.36
8/18/2010   2.32
8/19/2010    2.3
8/20/2010   2.29
8/23/2010   2.29
8/24/2010   2.23
8/25/2010   2.17
8/26/2010   2.17
8/27/2010   2.19
8/30/2010   2.19
8/31/2010   2.18
9/1/2010    2.19
9/2/2010     2.2
9/3/2010    2.25
9/7/2010    2.27
9/8/2010    2.32
9/9/2010     2.4
9/10/2010   2.42
9/13/2010   2.42
9/14/2010   2.39
9/15/2010   2.39
9/16/2010    2.4
9/17/2010    2.4
9/20/2010    2.4
9/21/2010   2.39
9/22/2010   2.33
9/23/2010   2.31
9/24/2010   2.32
9/27/2010   2.32
9/28/2010   2.32
9/29/2010   2.34
9/30/2010   2.38
10/1/2010   2.43
10/4/2010   2.48
10/5/2010   2.49
10/6/2010   2.43
10/7/2010   2.35
10/8/2010   2.32
10/12/2010   2.3
10/13/2010  2.31
10/14/2010  2.32
10/15/2010  2.36
10/18/2010  2.36
10/19/2010  2.36
10/20/2010  2.36
10/21/2010  2.37
10/22/2010  2.39
10/25/2010  2.39
10/26/2010  2.48
10/27/2010  2.55
10/28/2010  2.53
10/29/2010  2.51
11/1/2010   2.51
11/2/2010   2.51
11/3/2010   2.51
11/4/2010   2.46
11/5/2010   2.46
11/8/2010   2.46
11/9/2010   2.55
11/10/2010  2.62
11/12/2010  2.64
11/15/2010  2.75
11/16/2010  2.93
11/17/2010  3.01
11/18/2010  3.01
11/19/2010  2.91
11/22/2010  2.87
11/23/2010  2.82
11/24/2010  2.82
11/26/2010  2.82
11/29/2010  2.82
11/30/2010  2.79
12/1/2010    2.8
12/2/2010   2.83
12/3/2010   2.83
12/6/2010   2.81
12/7/2010   2.87
12/8/2010      3
12/9/2010   2.99
12/10/2010  3.01
12/13/2010  3.09
12/14/2010  3.24
12/15/2010  3.27
12/16/2010  3.25
12/17/2010  3.18
12/20/2010  3.17
12/21/2010  3.15
12/22/2010  3.14
12/23/2010  3.14
12/27/2010  3.15
12/28/2010  3.16
12/29/2010  3.16
12/30/2010  3.16
12/31/2010  3.16
1/3/2011    3.21
1/4/2011    3.18
1/5/2011    3.19
1/6/2011    3.22
1/7/2011    3.22
1/10/2011   3.22
1/11/2011   3.24
1/12/2011   3.31
1/13/2011   3.36
1/14/2011   3.46
1/18/2011   3.46
1/19/2011   3.42
1/20/2011   3.42
1/21/2011   3.42
1/24/2011   3.42
1/25/2011   3.37
1/26/2011   3.36
1/27/2011   3.34
1/28/2011   3.31
1/31/2011   3.31
2/1/2011    3.34
2/2/2011    3.34
2/3/2011    3.35
2/4/2011    3.38
2/7/2011    3.38
2/8/2011    3.39
2/9/2011    3.39
2/10/2011   3.38
2/11/2011   3.34
2/14/2011   3.33
2/15/2011   3.28
2/16/2011   3.24
2/17/2011   3.18
2/18/2011   3.16
2/22/2011   3.11
2/23/2011   3.07
2/24/2011   3.03
2/25/2011   2.99
2/28/2011   2.97
3/1/2011    2.96
3/2/2011    2.96
3/3/2011    2.99
3/4/2011       3
3/7/2011       3
3/8/2011       3
3/9/2011       3
3/10/2011      3
3/11/2011      3
3/14/2011      3
3/15/2011   2.93
3/16/2011    2.9
3/17/2011   2.91
3/18/2011   2.93
3/21/2011   2.98
3/22/2011   2.99
3/23/2011   3.01
3/24/2011   3.05
3/25/2011   3.07
3/28/2011   3.09
3/29/2011   3.11
3/30/2011   3.15
3/31/2011   3.19
4/1/2011    3.21
4/4/2011    3.21
4/5/2011    3.23
4/6/2011    3.25
4/7/2011    3.25
4/8/2011    3.27
4/11/2011   3.27
4/12/2011   3.24
4/13/2011   3.22
4/14/2011   3.18
4/15/2011   3.15
4/18/2011   3.11
4/19/2011   3.07
4/20/2011   3.02
4/21/2011   2.99
4/25/2011   2.96
4/26/2011   2.92
4/27/2011   2.91
4/28/2011   2.86
4/29/2011   2.85
5/2/2011    2.85
5/3/2011    2.83
5/4/2011    2.79
5/5/2011    2.74
5/6/2011    2.74
5/9/2011    2.74
5/10/2011   2.74
5/11/2011    2.7
5/12/2011   2.66
5/13/2011   2.64
5/16/2011   2.62
5/17/2011   2.59
5/18/2011   2.59
5/19/2011   2.64
5/20/2011   2.64
5/23/2011   2.64
5/24/2011   2.65
5/25/2011   2.65
5/26/2011   2.65
5/27/2011   2.65
5/31/2011   2.65
6/1/2011    2.62
6/2/2011    2.61
6/3/2011     2.6
6/6/2011     2.6
6/7/2011    2.62
6/8/2011    2.61
6/9/2011    2.61
6/10/2011   2.61
6/13/2011   2.61
6/14/2011   2.64
6/15/2011   2.64
6/16/2011   2.63
6/17/2011   2.63
6/20/2011   2.63
6/21/2011   2.63
6/22/2011   2.63
6/23/2011   2.63
6/24/2011   2.63
6/27/2011   2.63
6/28/2011   2.67
6/29/2011    2.7
6/30/2011   2.75

      Chart 4 actually shows that the rise in interest rates began in late August, long before Ms. Whitney's December 19 appearance on 60 Minutes. In fact, institutional investors began to express concerns about a substantial increase in tax-exempt supply in 2011 with the expected December 31, 2010 expiration of the newly created taxable Build America Bonds program. Concurrently, fears of a substantial increase in Federal marginal income tax rates were allayed as it appeared that Republicans would win the lower house

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  PRESIDENT'S MESSAGE -- continued

of Congress. Moreover, the yield of the 10 year U.S. Treasury bond began its ascent in early October, and municipal yields followed suit. Despite the retail selling pressure that may have been prompted by Ms. Whitney's remarks, her comments may not have been the primary reason for the municipal market's sell-off. In fact, much of the significant pain was already felt by mid-December. By April, investors' fears seemed to have abated and the market settled as yields moved back to early November 2010 levels. One risk that should not be overlooked is a potentially meaningful default that captures media attention. In the meantime, yields have to go higher, yet they go lower.

     The following graph and performance table compares the performance of the Fund with that of the Barclays Capital U.S. Short/Intermediate Municipal Index.

                              MUNICIPAL BOND FUND
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT
                                  (UNAUDITED)

                               Barclays Capital U.S.                  Municipal
                                 Short/Intermediate                      Bond
                                  Municipal Index            Fund - Institutional Shares
                           -----------------------------   -------------------------------
                                        Plot                             Plot
                                       Points                           Points
                                     ----------                       ---------
Initial
  value @ 6/30/01                      500,000                         500,000
Year ended 6/30/02                     532,836                         529,615
Year ended 6/30/03                     569,451                         565,369
Year ended 6/30/04                     572,372                         561,763
Year ended 6/30/05                     598,378                         587,375
Year ended 6/30/06                     601,545                         590,014
Year ended 6/30/07                     625,858                         614,496
Year ended 6/30/08                     659,993                         639,629
Year ended 6/30/09                     702,705                         660,570
Year ended 6/30/10                     745,781                         718,965
Year ended 6/30/11                     772,510                         747,004


             Past performance is not predictive of future performance.

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the ten year period ended June 30, 2011, compared to the performance of the Fund's benchmark index for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 2.00% and additional annual expenses such as a 0.25% distribution fee (12b-1). A Shares commenced operations on December 20, 2005. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  PRESIDENT'S MESSAGE -- continued

                        MUNICIPAL BOND FUND (UNAUDITED)

                                                Average Annual Total Returns
                                             for the periods ending June 30, 2011
                                          -------------------------------------------
                                                                             Since
                                          1 Year     5 Years    10 Years   Inception(1)
                                          ------     -------    --------   ------------
Municipal Bond Fund
    -- Institutional Shares                3.90%      4.83%        4.10%       NA
    -- A Shares (with sales charge)(2)     1.49%      4.15%          NA      3.80%
    -- A Shares at NAV                     3.56%      4.57%          NA      4.18%
Barclays Capital U.S.
    Short/Intermediate
    Municipal Index                        3.58%      5.13%        4.45%     4.70%

----------
Fund Expense Ratios3: Institutional Shares -- 0.61%, A Shares -- 0.86%

Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for A Shares are for the period December 20, 2005 (commencement of operations) through June 30, 2011. The Since Inception returns provided for the index are for the period December 31, 2005 through June 30, 2011.

(2) Performance reflects the deduction of the 2.00% maximum front-end sales charge.

(3) The expense ratios shown are from the most recent prospectus dated November 1, 2010, as restated January 18, 2011.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  PRESIDENT'S MESSAGE -- continued

      We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                         Sincerely,

                                         -s- JOHN J. KELLEY
                                         John J. Kelley
                                         President

July 25, 2011

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds' website at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.

Mr. Kelley's comments reflect the investment adviser's views generally regarding the market and the economy, and are compiled from the investment adviser's research. These comments reflect opinions as of the date of this letter and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2011 to June 30, 2011).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

      - ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    EXPENSE DISCLOSURE -- continued

FOR THE PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLES

                                              Beginning      Ending                  Expenses
                                               Account       Account    Annualized     Paid
                                                Value         Value       Expense     During
                                                1/1/11       6/30/11       Ratio      Period*
                                             ----------    ----------   ----------   --------
Short/Intermediate-Term Bond Fund
-- Institutional Shares
Actual Fund Return .......................   $  1,000.00   $ 1,027.90      0.64%     $   3.22
Hypothetical 5% Return Before Expenses ...      1,000.00     1,021.58      0.64          3.21

Short/Intermediate-Term Bond Fund
-- A Shares
Actual Fund Return .......................   $  1,000.00   $ 1,026.80      0.89%     $   4.47
Hypothetical 5% Return Before Expenses ...      1,000.00     1,020.32      0.89          4.47

Broad Market Bond Fund
-- Institutional Shares
Actual Fund Return .......................   $  1,000.00   $ 1,027.00      0.79%     $   3.97
Hypothetical 5% Return Before Expenses ...      1,000.00     1,020.82      0.79          3.97

Broad Market Bond Fund
-- A Shares
Actual Fund Return .......................   $  1,000.00   $ 1,025.80      1.04%     $   5.22
Hypothetical 5% Return Before Expenses ...      1,000.00     1,019.57      1.04          5.22

Municipal Bond Fund
-- Institutional Shares
Actual Fund Return .......................   $  1,000.00   $ 1,029.20      0.64%     $   3.22
Hypothetical 5% Return Before Expenses ...      1,000.00     1,021.58      0.64          3.21

Municipal Bond Fund
-- A Shares
Actual Fund Return .......................   $  1,000.00   $ 1,027.10      0.89%     $   4.47
Hypothetical 5% Return Before Expenses ...      1,000.00     1,020.32      0.89          4.47

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

JUNE 30, 2011

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

                                     Sector
                                     ------

Corporate Bonds ....................................     68.0%
placecountry-region U.S. Treasury Notes ............     18.0%
placecountry-regionU.S. Agency Obligations..........     10.5%
Mortgage-Backed Securities .........................      2.0%
Municipal Bonds ....................................      0.9%
Short-Term Investments .............................      0.6%
                                                        -----
                                                        100.0%
                                                        =====

                                   Quality(1)
                                   ----------

Treasury ...........................................     18.0%
Agency .............................................     10.5%
AAA ................................................      1.7%
AA .................................................      7.2%
A ..................................................     25.7%
BBB ................................................     32.6%
BB .................................................      2.6%
B ..................................................      0.9%
Other ..............................................      0.8%
                                                        -----
                                                        100.0%
                                                        =====



BROAD MARKET BOND FUND
                                     Sector
                                     ------

Corporate Bonds ....................................     72.8%
U.S. Treasury Obligations ..........................     14.1%
U.S. Agency Obligations ............................      7.3%
Mortgage-Backed Securities .........................      2.6%
Municipal Bonds ....................................      1.1%
Preferred Stock ....................................      0.5%
Short-Term Investments .............................      1.6%
                                                        -----
                                                        100.0%
                                                        =====

                                   Quality(1)
                                   ----------

Treasury ...........................................     14.1%
Agency .............................................      7.3%
AAA ................................................      1.6%
AA .................................................      7.1%
A ..................................................     24.5%
BBB ................................................     38.1%
BB .................................................      3.4%
B ..................................................      0.7%
Other ..............................................      3.2%
                                                        -----
                                                        100.0%
                                                        =====

(1)  Ratings shown are unaudited.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 DISCLOSURE OF PORTFOLIO HOLDINGS -- continued


MUNICIPAL BOND FUND

                        States
                        ------

Municipal Bonds
 Texas ...............................................   14.8%
 California ..........................................   12.6%
 Illinois ............................................   10.6%
 Georgia .............................................    7.2%
 New York ............................................    6.7%
 Colorado ............................................    6.6%
 Indiana .............................................    5.5%
 Ohio ................................................    5.4%
 Washington ..........................................    4.8%
 Pennsylvania ........................................    4.1%
 New Jersey ..........................................    3.9%
 Arizona .............................................    3.1%
 Alabama .............................................    3.0%
 Other ...............................................   10.6%
Short-Term Investments ...............................    1.1%
                                                        -----
                                                        100.0%
                                                        =====



                                   Quality(1)
                                   ----------

AAA ..................................................   23.1%
AA ...................................................   25.0%
A ....................................................   34.4%
BBB ..................................................   15.0%
Other ................................................    2.5%
                                                        -----
                                                        100.0%
                                                        =====

(1)  Ratings shown are unaudited.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 SHORT/INTERMEDIATE-TERM BOND FUND
  INVESTMENTS / JUNE 30, 2011

  (Showing Percentage of Net Assets)

                                                                            Moody's/S&P     Principal    Fair Value
                                                                              Ratings+       Amount       (Note 2)
                                                                           ------------    -----------   -----------
CORPORATE BONDS -- 67.6%
  BASIC MATERIALS -- 0.5%
    Vulcan Materials Co., 6.50%, 12/01/16 ...............................     Ba1, BB      $   775,000   $   770,227
                                                                                                         -----------

  CONSUMER DISCRETIONARY -- 9.8%
    Allegan, Inc., 5.75%, 04/01/16 ......................................     A3, A+           575,000       656,104
    Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13 ...............    Baa1, A-        1,200,000     1,229,699
    Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@ .........    Baa1, A-        2,000,000     2,516,088
    Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13 ........   Baa1, BBB+       1,765,000     1,976,869
    Comcast Corp., 5.70%, 07/01/19 ......................................   Baa1, BBB+       1,100,000     1,223,736
    DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14 ...   Baa2, BBB-         700,000       766,236
    Kohl's Corp., 6.25%, 12/15/17 .......................................   Baa1, BBB+         730,000       856,448
    NBC Universal, Inc. 144A, 3.65%, 04/30/15@ ..........................   Baa2, BBB+       1,000,000     1,049,913
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 .......................     Ba2, BB        1,200,000     1,281,000
    Time Warner Entertainment Co., LP, 8.88%, 10/01/12 ..................    Baa2, BBB       1,185,000     1,298,160
    Time Warner Entertainment Co., LP, 8.38%, 03/15/23 ..................    Baa2, BBB         175,000       222,171
    Viacom, Inc., 4.38%, 09/15/14 .......................................   Baa1, BBB+       1,500,000     1,611,030
    Whirlpool Corp., 6.50%, 06/15/16 ....................................   Baa3, BBB-       1,000,000     1,134,024
                                                                                                         -----------
                                                                                                          15,821,478
                                                                                                         -----------
  CONSUMER STAPLES -- 2.8%
    Analog Devices, Inc., 3.00%, 04/15/16 ...............................     A3, A-           750,000       768,527
    Kraft Foods, Inc., 5.25%, 10/01/13 ..................................    Baa2, BBB         750,000       815,003
    Kraft Foods, Inc., 6.13%, 02/01/18 ..................................    Baa2, BBB         800,000       920,348
    Sanofi-Aventis SA, 4.00%, 03/29/21 ..................................     A2, AA-          725,000       725,081
    Sara Lee Corp., 2.75%, 09/15/15 .....................................    Baa1, BBB       1,425,000     1,421,218
                                                                                                         -----------
                                                                                                           4,650,177
                                                                                                         -----------
  ENERGY -- 9.4%
    BP Capital Markets PLC, 3.20%, 03/11/16 .............................      A2, A           775,000       788,253
    BP Capital Markets PLC, 5.25%, 11/07/13 .............................      A2, A         1,000,000     1,083,464
    Chesapeake Energy Corp., 9.50%, 02/15/15 ............................    Ba3, BB+          625,000       725,000
    Consol Energy, Inc., 8.00%, 04/01/17 ................................     B1, BB           625,000       681,250
    Duke Energy Corp., 6.30%, 02/01/14 ..................................   Baa2, BBB+       1,620,000     1,809,154
    Kinder Morgan Energy Partners LP, 7.13%, 03/15/12 ...................    Baa2, BBB       2,250,000     2,348,689
    Marathon Oil Corp., 6.00%, 10/01/17 .................................    Baa2, BBB       1,000,000     1,148,752
    Shell International Finance BV, 4.00%, 03/21/14 .....................     Aa1, AA        2,000,000     2,153,208
    Sunoco, Inc., 9.63%, 04/15/15 .......................................   Baa3, BBB-       1,200,000     1,476,742
    Transocean, Inc., 4.95%, 11/15/15 ...................................    Baa3, BBB       1,000,000     1,081,752

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                               Moody's/S&P        Principal     Fair Value
                                                                Ratings+           Amount        (Note 2)
                                                               -----------      ------------    -----------
CORPORATE BONDS -- (CONTINUED)
 ENERGY -- (CONTINUED)
  Valero Energy Corp., 4.75%, 04/01/14 ......................   Baa2, BBB       $  1,845,000    $ 1,969,908
  Weatherford International Ltd., 5.15%, 03/15/13 ...........   Baa2, BBB             10,000         10,566
                                                                                                -----------
                                                                                                 15,276,738
                                                                                                -----------
FINANCIALS -- 21.9%
  American Express Centurion Bank, 5.95%, 06/12/17 ..........    A2, BBB+            770,000        875,254
  American Express Co., 4.88%, 07/15/13 .....................    A3, BBB+          1,500,000      1,594,862
  American Honda Finance Corp. 144A, 4.63%, 04/02/13@ .......     A1, A+           1,500,000      1,584,204
  Bank of America Corp., 5.25%, 12/01/15 ....................     A2,A               475,000        498,843
  Bank One Corp., 8.00%, 04/29/27 ...........................     Aa3,A              265,000        330,094
  BB&T Corp., 3.20%, 03/15/16 ...............................     A2, A            1,250,000      1,278,708
  BlackRock, Inc., 5.00%, 12/10/19 ..........................    A1, A+              650,000        690,932
  Caterpillar Financial Services Corp., 1.55%, 12/20/13 .....    A2, A             2,000,000      2,017,128
  Citigroup, Inc., 0.38%, 03/07/14++ ........................     A3, A              500,000        481,626
  Citigroup, Inc., 6.13%, 05/15/18 ..........................     A3, A              750,000        825,923
  First Horizon National Corp., 5.38%, 12/15/15 .............   Baa1, BBB-           320,000        340,453
  Ford Motor Credit Co., LLC, 7.25%, 10/25/11 ...............    Ba2, BB-          1,350,000      1,370,258
  General Electric Capital Corp., 2.80%, 01/08/13 ...........    Aa2, AA+          1,000,000      1,025,390
  General Electric Capital Corp., 0.49%, 10/06/15++ .........    Aa2, AA+          1,000,000        962,044
  General Electric Capital Corp., 5.63%, 05/01/18 ...........    Aa2, AA+          1,000,000      1,093,718
  Hartford Finance Services Group, Inc., 6.30%, 03/15/18 ....   Baa3, BBB            750,000        815,553
  HCP, Inc., 6.30%, 09/15/16 ................................   Baa2, BBB          1,000,000      1,117,869
  John Deere Capital Corp., 4.90%, 09/09/13 .................     A2, A              900,000        976,847
  JPMorgan Chase & Co., 4.65%, 06/01/14 .....................    Aa3, A+           1,250,000      1,342,944
  JPMorgan Chase & Co., 4.63%, 05/10/21 .....................    Aa3a, A+            300,000        297,573
  Merrill Lynch & Co., Inc., 5.45%, 07/15/14 ................     NR, A            1,100,000      1,184,307
  MetLife, Inc., 5.00%, 06/15/15 ............................     A3, A-             730,000        796,454
  Morgan Stanley, 1.87%, 01/24/14++ .........................     A2, A            1,100,000      1,107,726
  Morgan Stanley, 4.75%, 04/01/14 ...........................   A2, A              1,750,000      1,824,175
  PNC Funding Corp., 0.47%, 01/31/14++ ......................   A3, A              1,500,000      1,490,517
  PNC Funding Corp., 5.40%, 06/10/14 ........................   A3, A              1,500,000      1,655,122
  Prologis LP, 4.50%, 08/15/17 ..............................   Baa2, BBB-           750,000        750,484
  Prudential Financial, Inc., 3.88%, 01/14/15 ...............  Baa2, A             1,200,000      1,252,531
  The Goldman Sachs Group, Inc., 0.67%, 07/22/15++ ..........    A1, A             1,250,000      1,186,446
  The Goldman Sachs Group, Inc., 3.70%, 08/01/15 ............   A1, A              1,400,000      1,425,575
  Wells Fargo & Co., 5.13%, 09/01/12 ........................    A1, AA-             348,000        363,606
  Wells Fargo & Co., 4.60%, 04/01/21 ........................    A1, AA-             700,000        703,886
  Wells Fargo Financial, Inc., 5.50%, 08/01/12 ..............   Aa1, AA-             615,000        645,123
  Westpac Banking Corp., 4.88%, 11/19/19 ....................  Aa1, AA               750,000        780,115
  WR Berkley Corp., 7.38%, 09/15/19 .........................  Baa2, BBB+            710,000        793,394
                                                                                                -----------
                                                                                                 35,479,684
                                                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                         Moody's/S&P         Principal     Fair Value
                                                           Ratings+            Amount        (Note 2)
                                                         -----------         ----------    -----------
CORPORATE BONDS -- (CONTINUED)
  HEALTH CARE -- 1.6%
    Gilead Sciences, Inc., 4.50%, 04/01/21 ...........     Baa1, A-          $1,150,000    $ 1,151,906
    McKesson Corp., 3.25%, 03/01/16 ..................     Baa2, A-             860,000        886,689
    United Health Group, Inc., 6.00%, 06/15/17 .......     Baa1, A-             500,000        566,338
                                                                                           -----------
                                                                                             2,604,933
                                                                                           -----------
  INDUSTRIALS -- 8.1%
    Allied Waste North America, Inc., 6.88%,
      06/01/17........................................    Baa3, BBB             600,000        650,250
    CSX Corp., 7.90%, 05/01/17 .......................    Baa3, BBB             685,000        842,923
    GATX Corp., 8.75%, 05/15/14 ......................    Baa1, BBB           1,250,000      1,453,615
    General Electric Co., 5.00%, 02/01/13 ............     Aa2, AA+             875,000        928,724
    Ingersoll-Rand Co., 6.00%, 08/15/13 ..............    Baa1, BBB+          1,000,000      1,096,365
    Ingersoll-Rand Co., 6.02%, 02/15/28 ..............    Baa1, BBB+          2,015,000      2,180,387
    L-3 Communication Corp., 4.75%, 07/15/20 .........    Baa3, BBB-          1,250,000      1,237,515
    Ryder System, Inc., 3.15%, 03/02/15 ..............    Baa1, BBB+            850,000        875,209
    Textron, Inc., 6.20%, 03/15/15 ...................    Baa3, BBB-          1,500,000      1,664,339
    The Boeing Co., 5.00%, 03/15/14 ..................      A2, A               950,000      1,044,780
    Tyco Electronics Group SA, 6.00%, 10/01/12 .......    Baa2, BBB           1,150,000      1,219,398
                                                                                           -----------
                                                                                            13,193,505
                                                                                           -----------
  INFORMATION TECHNOLOGY -- 0.6%
    Cisco Systems, Inc., 5.50%, 02/22/16 .............      A1, A+              800,000        909,605
                                                                                           -----------
  MATERIALS -- 3.4%
    Alcoa, Inc., 6.00%, 07/15/13(1) ..................    Baa3, BBB-          1,251,000      1,357,789
    Alcoa, Inc., 5.72%, 02/23/19 .....................    Baa3, BBB-          1,100,000      1,144,141
    Cliffs Natural Resources, Inc., 4.88%, 04/01/21 ..    Baa3, BBB-            700,000        701,933
    The Dow Chemical Co., 5.90%, 02/15/15 ............    Baa3, BBB           2,000,000      2,246,634
                                                                                           -----------
                                                                                             5,450,497
                                                                                           -----------
  TECHNOLOGY -- 1.0%
    Hewlett-Packard Co., 2.65%, 06/01/16 .............      A2, A               450,000        451,890
    Texas Instruments, Inc., 2.38%, 05/16/16 .........      A1, A+            1,100,000      1,100,339
                                                                                           -----------
                                                                                             1,552,229
                                                                                           -----------
  TELECOMMUNICATION SERVICES -- 3.0%
    AT&T, Inc., 2.95%, 05/15/16 ......................      A2, A-              500,000        506,392
    Qwest Corp., 8.88%, 03/15/12 .....................    Baa3, BBB-          1,250,000      1,315,625
    Telefonica Emisiones SAU, 2.58%, 04/26/13 ........     Baa1, A-           1,225,000      1,237,671
    Verizon Communications, Inc., 5.50%, 02/15/18 ....      A3, A-            1,000,000      1,112,184
    Verizon Wireless Capital LLC, 5.25%, 02/01/12 ....      A2, A-              750,000        769,682
                                                                                           -----------
                                                                                             4,941,554
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                     Moody's/S&P         Principal          Fair Value
                                                                       Ratings+            Amount         (Note 2)
                                                                     -----------         ---------        -------------
CORPORATE BONDS -- (CONTINUED)
  UTILITIES -- 5.5%
    Ameren Illinois Co., 9.75%, 11/15/18 ..........................   Baa1, BBB              $1,800,000   $  2,365,292
    CMS Energy Corp., 6.55%, 07/17/17 .............................    Ba1, BB+                 625,000        700,156
    Exelon Generation Co. LLC, 6.20%, 10/01/17 ....................    A3, BBB                1,500,000      1,692,163
    Florida Power & Light Co., 5.55%, 11/01/17 ....................     Aa3, A                  500,000        584,886
    Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ..................    A2, BBB+                 440,000        500,056
    Southern California Edison Corp., 5.00%, 01/15/16 .............     A1, A                   654,000        731,949
    The Detroit Edison Co., 5.60%, 06/15/18 .......................     A2, A                   950,000      1,059,099
    UIL Holdings Corp., 4.63%, 10/01/20 ...........................   Baa3, BBB-              1,250,000      1,219,274
                                                                                                          ------------
                                                                                                             8,852,875
                                                                                                          ------------
    TOTAL CORPORATE BONDS (Cost $104,295,619) .....................                                        109,503,502
                                                                                                          ------------
MUNICIPAL BONDS -- 0.9%
  NEW JERSEY -- 0.9%
    New Jersey Economic Dev. Auth.,
      1.25%, 06/15/13++ ...........................................    Aa3, AA-               1,500,000      1,498,365
                                                                                                          ------------
    TOTAL MUNICIPAL BONDS (Cost $1,500,000) .......................                                          1,498,365
                                                                                                          ------------
MORTGAGE-BACKED SECURITIES -- 2.0%
    Federal Home Loan Mortgage Corporation Notes, Pool B19228,
      4.50%, 04/01/20 .............................................                             173,538        185,316
    Federal Home Loan Mortgage Corporation Notes, Pool E00530,
      6.00%, 01/01/13 .............................................                               8,685          9,302
    Federal Home Loan Mortgage Corporation Notes, Pool G01625,
      5.00%, 11/01/33 .............................................                             267,385        285,640
    Federal Home Loan Mortgage Corporation Notes, Pool G02390,
      6.00%, 09/01/36 .............................................                             151,514        167,030
    Federal Home Loan Mortgage Corporation Notes, Pool G08097,
      6.50%, 11/01/35 .............................................                             117,935        133,261
    Federal Home Loan Mortgage Corporation Notes, Pool G08193,
      6.00%, 04/01/37 .............................................                             333,362        366,928
    Federal National Mortgage Association Notes, 2005-29 WC,
      4.75%, 04/25/35 .............................................                             291,882        313,669
    Federal National Mortgage Association Notes, 2005-97 LB,
      5.00%, 11/25/35 .............................................                             371,721        379,147
    Federal National Mortgage Association Notes, Pool 254833,
      4.50%, 08/01/18 .............................................                              88,204         94,384
    Federal National Mortgage Association Notes, Pool 256639,
      5.00%, 02/01/27 .............................................                             276,450        295,846
    Federal National Mortgage Association Notes, Pool 256752,
      6.00%, 06/01/27 .............................................                             179,954        197,820
    Federal National Mortgage Association Notes, Pool 257007,
      6.00%, 12/01/27 .............................................                             361,843        397,768
    Federal National Mortgage Association Notes, Pool 612514,
      2.47%, 05/01/33 .............................................                             124,940        130,743

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Principal      Fair Value
                                                                                   Amount         (Note 2)
                                                                                 -----------    -----------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
  Federal National Mortgage Association Notes, Pool 629603,
    5.50%, 02/01/17 .........................................................    $    82,796    $    89,867
  Federal National Mortgage Association Notes, Pool 688996,
    8.00%, 11/01/24 .........................................................         18,822         22,044
  Federal National Mortgage Association Notes, Pool 745412,
    5.50%, 12/01/35 .........................................................        183,693        199,515
                                                                                                -----------
  TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,014,868) ........................                     3,268,280
                                                                                                -----------
U.S. AGENCY OBLIGATIONS -- 10.5%
  FEDERAL HOME LOAN BANKS NOTES -- 3.5%
  Federal Home Loan Banks Notes, 5.50%, 08/13/14 ............................      2,000,000      2,279,590
  Federal Home Loan Banks Notes, 4.88%, 05/17/17 ............................      3,000,000      3,429,333
                                                                                                -----------
                                                                                                  5,708,923
                                                                                                -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.0%
  Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 .............      1,315,000      1,458,418
  Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 .............      5,750,000      6,622,499
                                                                                                -----------
                                                                                                  8,080,917
                                                                                                -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.0%
  Federal National Mortgage Association Notes, 4.13%, 04/15/14 ..............      1,360,000      1,481,055
  Federal National Mortgage Association Notes, 5.00%, 05/11/17 ..............      1,500,000      1,715,787
                                                                                                -----------
                                                                                                  3,196,842
                                                                                                -----------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $15,285,004) ..........................                    16,986,682
                                                                                                -----------
U.S. TREASURY NOTES -- 17.8%
  U.S. TREASURY NOTES -- 17.8%
  U.S. Treasury Notes, 4.25%, 11/15/14 ......................................        500,000        553,789
  U.S. Treasury Notes, 4.13%, 05/15/15 ......................................      2,420,000      2,685,254
  U.S. Treasury Notes, 4.25%, 08/15/15 ......................................      2,000,000      2,232,656
  U.S. Treasury Notes, 4.50%, 02/15/16 ......................................      2,000,000      2,262,032
  U.S. Treasury Notes, 2.63%, 04/30/16 ......................................      6,000,000      6,269,532
  U.S. Treasury Notes, 4.75%, 08/15/17 ......................................      7,250,000      8,338,631
  U.S. Treasury Notes, 4.25%, 11/15/17 ......................................      2,500,000      2,802,345
  U.S. Treasury Notes, 4.00%, 08/15/18 ......................................      2,000,000      2,204,062
  U.S. Treasury Notes, 3.63%, 02/15/20 ......................................      1,500,000      1,586,836
                                                                                                -----------
TOTAL U.S. TREASURY NOTES (Cost $27,314,290) ................................                    28,935,137
                                                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                               Fair Value
                                                                                   Shares       (Note 2)
                                                                                  --------    ------------
SHORT-TERM INVESTMENTS -- 0.5%
    BlackRock Liquidity Funds MuniCash Portfolio -- Institutional Series ....      841,091    $    841,091
                                                                                              ------------
    TOTAL SHORT-TERM INVESTMENTS (Cost $841,091) ............................                      841,091
                                                                                              ------------
SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR LOANED SECURITIES -- 0.9%
    BlackRock Liquidity Funds TempFund Portfolio -- Institutional Series ....      658,210         658,210
    Institutional Money Market Trust ........................................      767,930         767,930
                                                                                              ------------
    TOTAL SHORT-TERM INVESTMENTS HELD AS
      COLLATERAL FOR LOANED SECURITIES (Cost $1,426,140)(4) .................                    1,426,140
                                                                                              ------------
TOTAL INVESTMENTS -- 100.2% (COST $153,677,012)(2)(3) .......................                 $162,459,197
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)% .............................                    (381,384)
                                                                                              ------------
NET ASSETS -- 100.0% ........................................................                 $162,077,813
                                                                                              ============

-------------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At June 30, 2011, the market value of securities on loan for the Short/Intermediate Bond Fund was $1,397,238.

(3) The cost for Federal income tax purposes is $153,677,012. At June 30, 2011, net unrealized appreciation was $8,782,185. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,873,937 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $91,752.

(4)  See Note 5 in Notes to Financial Statements.

PLC -- Public Limited Company

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                              Level 2 --      Level 3 --
                                              Total           Level 1 --      Significant     Significant
                                            Value at            Quoted        Observable     Unobservable
Short/Intermediate-Term Bond Fund         June 30, 2011         Prices          Inputs          Inputs
---------------------------------         -------------       -----------   -------------    ------------


Investments in Securities:
    Corporate Bonds ....................  $109,503,502        $        --   $ 109,503,502    $        --
    Mortgage-Backed Securities .........     3,268,280                 --       3,268,280             --
    U.S. Treasury and Agency
      Obligations ......................    45,921,819                 --      45,921,819             --
    Municipal Bonds ....................     1,498,365                 --       1,498,365             --
    Short-Term Investments .............     2,267,231          1,499,301         767,930             --
                                          ------------        -----------   -------------    -----------
Total                                     $162,459,197        $ 1,499,301   $ 160,959,896    $        --
                                          ============        ===========   =============    ===========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
 INVESTMENTS / JUNE 30, 2011

(Showing Percentage of Net Assets)

                                                         Moody's/S&P         Principal     Fair Value
                                                          Ratings+             Amount       (Note 2)
                                                         -----------        ----------     ----------
CORPORATE BONDS -- 71.9%
  BASIC MATERIALS -- 0.5%
    Vulcan Materials Co., 6.50%, 12/01/16                  Ba1, BB          $  300,000     $  298,153
                                                                                           ----------
  CONSUMER DISCRETIONARY -- 12.2%
    Allegan, Inc., 5.75%, 04/01/16 ....................    A3, A+              225,000        256,737
    Anheuser-Busch InBev Worldwide, Inc.,
      2.50%, 03/26/13 .................................   Baa1, A-             650,000        666,087
    Anheuser-Busch InBev Worldwide, Inc.,
      7.75%, 01/15/19 .................................   Baa1, A-             250,000        314,511
    Anheuser-Busch InBev Worldwide, Inc.,
      8.20%, 01/15/39 .................................   Baa1, A-             500,000        687,700
    Comcast Cable Communications Holdings, Inc.,
      8.38%, 03/15/13 .................................  Baa1, BBB+            896,000      1,003,555
    Comcast Corp., 5.70%, 07/01/19 ....................  Baa1, BBB+            400,000        444,995
    DIRECTV Holdings LLC/DIRECTV Financing
      Co., Inc., 4.75%, 10/01/14 ......................   Baa2, BBB            275,000        301,021
    Kohl's Corp., 6.25%, 12/15/17 .....................  Baa1, BBB+            250,000        293,304
    NBC Universal, Inc. 144A, 3.65%, 04/30/15@ ........  Baa2, BBB+            480,000        503,959
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 .....    Ba2, BB             300,000        320,250
    Time Warner Entertainment Co., LP,
      8.88%, 10/01/12 .................................   Baa2, BBB            300,000        328,648
    Time Warner Entertainment Co., LP,
      8.38%, 03/15/23 .................................   Baa2, BBB            900,000      1,142,593
    Viacom, Inc., 4.38%, 09/15/14 .....................  Baa1, BBB+            750,000        805,515
    Whirlpool Corp., 6.50%, 06/15/16 ..................  Baa3, BBB-            350,000        396,908
                                                                                           ----------
                                                                                            7,465,783
                                                                                           ----------
  CONSUMER STAPLES -- 2.6%
    Analog Devices, Inc., 3.00%, 04/15/16 .............    A3, A-              300,000        307,411
    General Mills, Inc., 5.65%, 02/15/19 ..............  Baa1, BBB+            500,000        564,544
    Kraft Foods, Inc., 5.25%, 10/01/13 ................   Baa2, BBB            400,000        434,668
    Sanofi-Aventis SA, 4.00%, 03/29/21 ................    A2, AA-             275,000        275,031
                                                                                           ----------
                                                                                            1,581,654
                                                                                           ----------
  ENERGY -- 8.6%
    BP Capital Markets PLC, 3.20%, 03/11/16 ...........     A2, A              300,000        305,130
    Chesapeake Energy Corp., 9.50%, 02/15/15 ..........   Ba3, BB+             400,000        464,000
    Consol Energy, Inc., 8.00%, 04/01/17 ..............    B1, BB              625,000        681,250
    Duke Energy Corp., 6.30%, 02/01/14 ................  Baa2, BBB+            464,000        518,178
    EnCana Corp., 6.50%, 02/01/38 .....................  Baa2, BBB+            500,000        535,130
    Kinder Morgan Energy Partners LP,
      7.13%, 03/15/12 .................................   Baa2, BBB            500,000        521,931
    Shell International Finance BV, 4.00%, 03/21/14 ...    Aa1, AA             250,000        269,151
    Sunoco, Inc., 9.63%, 04/15/15 .....................  Baa3, BBB-            550,000        676,840
    Transocean, Inc., 4.95%, 11/15/15 .................   Baa3, BBB            450,000        486,788

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                         Moody's/S&P         Principal     Fair Value
                                                           Ratings+            Amount       (Note 2)
                                                         -----------         ----------    -----------
CORPORATE BONDS -- (CONTINUED)
   ENERGY -- (CONTINUED)
    Valero Energy Corp., 4.75%, 04/01/14 ...............  Baa2, BBB          $  785,000    $   838,145
    Weatherford International Ltd., 5.15%, 03/15/13 ....  Baa2, BBB               5,000          5,283
                                                                                           -----------
                                                                                             5,301,826
                                                                                           -----------
   FINANCIALS -- 20.9%
    American Express Centurion Bank,
      5.95%, 06/12/17 ..................................   A2, BBB+             400,000        454,678
    American Express Co., 4.88%, 07/15/13 ..............   A3, BBB+             650,000        691,107
    American Honda Finance Corp. 144A,
      4.63%, 04/02/13@ .................................    A1, A+              750,000        792,102
    Bank of America Corp., 5.25%, 12/01/15 .............    A2, A               180,000        189,035
    Bank One Corp., 8.00%, 04/29/27 ....................    Aa3, A              425,000        529,395
    BB&T Corp., 3.20%, 03/15/16 ........................    A2, A               500,000        511,483
    BlackRock, Inc., 5.00%, 12/10/19 ...................    A1, A+              250,000        265,743
    Citigroup, Inc., 0.38%, 03/07/14++ .................    A3, A               275,000        264,894
    Citigroup, Inc., 6.13%, 05/15/18 ...................    A3, A               275,000        302,838
    First Horizon National Corp., 5.38%, 12/15/15 ...... Baa1e, BBB-            100,000        106,392
    Ford Motor Credit Co., LLC, 7.25%, 10/25/11 ........    B3, B+              400,000        406,002
    General Electric Capital Corp., 0.49%, 10/06/15++ ..   Aa2, AA+             200,000        192,409
    General Electric Capital Corp., 5.63%, 05/01/18 ....   Aa2, AA+             300,000        328,115
    Hartford Finance Services Group, Inc.,
      6.30%, 03/15/18 ..................................  Baa3, BBB             350,000        380,591
    HCP, Inc., 6.30%, 09/15/16 .........................  Baa2, BBB             500,000        558,935
    John Deere Capital Corp., 4.90%, 09/09/13 ..........    A2, A               425,000        461,289
    JPMorgan Chase & Co., 4.65%, 06/01/14 ..............   Aa3, A+              500,000        537,178
    JPMorgan Chase & Co., 4.63%, 05/10/21 ..............   Aa3, A+              100,000         99,191
    Merrill Lynch & Co., Inc., 5.45%, 07/15/14 .........    A2, A               400,000        430,657
    MetLife, Inc., 5.00%, 06/15/15 .....................    A3, A-              400,000        436,413
    Morgan Stanley, 1.87%, 01/24/14++ ..................    A2, A               450,000        453,161
    Morgan Stanley, 4.75%, 04/01/14 ....................    A2, A               750,000        781,789
    PNC Funding Corp., 0.47%, 01/31/14++ ...............    A3, A               500,000        496,839
    Prologis LP, 4.50%, 08/15/17 .......................  Baa2, BBB-            250,000        250,161
    Prudential Financial, Inc., 3.88%, 01/14/15 ........   Baa2, A              500,000        521,888
    The Goldman Sachs Group, Inc., 0.67%, 07/22/15++ ...    A1, A               500,000        474,579
    The Goldman Sachs Group, Inc., 3.70%, 08/01/15 .....    A1, A               500,000        509,134
    Wells Fargo & Co., 5.13%, 09/01/12 .................   A1, AA-              700,000        731,391
    Wells Fargo & Co., 4.60%, 04/01/21 .................   A1, AA-              250,000        251,388
    Westpac Banking Corp., 4.88%, 11/19/19 .............   Aa1, AA              125,000        130,019
    WR Berkley Corp., 7.38%, 09/15/19 ..................  Baa2, BBB+            280,000        312,888
                                                                                           -----------
                                                                                            12,851,684
                                                                                           -----------
   HEALTH CARE -- 2.2%
     Gilead Sciences, Inc., 4.50%, 04/01/21 ............   Baa1, A-             450,000        450,746
     McKesson Corp., 3.25%, 03/01/16 ...................    A-, A-              350,000        360,862

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                         Moody's/S&P         Principal       Fair Value
                                                           Ratings+            Amount         (Note 2)
                                                         -----------         ---------       ----------
CORPORATE BONDS -- (CONTINUED)
  HEALTH CARE -- (CONTINUED)
    Pfizer, Inc., 5.35%, 03/15/15 .....................    Aa2, AA           $  250,000    $   281,869
    United Health Group, Inc., 6.00%, 06/15/17 ........    Baa1, A-             250,000        283,169
                                                                                           -----------
                                                                                             1,376,646
                                                                                           -----------
  INDUSTRIALS -- 11.1%
    Allied Waste North America, Inc., 6.88%, 06/01/17 .   Baa3, BBB             300,000        325,125
    CSX Corp., 7.90%, 05/01/17 ........................   Baa3, BBB           1,114,000      1,370,827
    GATX Corp., 8.75%, 05/15/14 .......................   Baa1, BBB             500,000        581,446
    General Electric Co., 5.00%, 02/01/13 .............    Aa2, AA+             700,000        742,979
    Honeywell International, Inc., 5.00%, 02/15/19 ....     A2, A               250,000        274,868
    Ingersoll-Rand Co., 6.00%, 08/15/13 ...............   Baa1, BBB+            700,000        767,456
    Ingersoll-Rand Co., 6.02%, 02/15/28 ...............   Baa1, BBB+            900,000        973,870
    L-3 Communication Corp., 4.75%, 07/15/20 ..........   Baa3, BBB-            500,000        495,006
    Ryder System, Inc., 3.15%, 03/02/15 ...............   Baa1, BBB+            300,000        308,897
    Textron, Inc., 6.20%, 03/15/15 ....................   Baa3, BBB-            500,000        554,780
    Tyco Electronics Group SA, 6.00%, 10/01/12 ........   Baa2, BBB             400,000        424,138
                                                                                           -----------
                                                                                             6,819,392
                                                                                           -----------
  INFORMATION TECHNOLOGY -- 2.1%
    Cisco Systems, Inc., 5.50%, 01/15/40 ..............     A1, A+              500,000        500,779
    Electronic Data Systems LLC, 7.45%, 10/15/29 ......     A2, A               600,000        762,170
                                                                                           -----------
                                                                                             1,262,949
                                                                                           -----------
  MATERIALS -- 2.8%
    Alcoa, Inc., 5.72%, 02/23/19 ......................   Baa3, BBB-            550,000        572,070
    Cliffs Natural Resources, Inc., 4.88%, 04/01/21 ...   Baa3, BBB-            275,000        275,759
    The Dow Chemical Co., 5.90%, 02/15/15 .............   Baa3, BBB             750,000        842,488
                                                                                           -----------
                                                                                             1,690,317
                                                                                           -----------
  TECHNOLOGY -- 1.0%
    Hewlett-Packard Co., 2.65%, 06/01/16 ..............     A2e, A              160,000        160,672
    Texas Instruments, Inc., 2.38%, 05/16/16 ..........     A1, A+              425,000        425,131
                                                                                           -----------
                                                                                               585,803
                                                                                           -----------
  TELECOMMUNICATION SERVICES -- 2.4%
    AT&T, Inc., 2.95%, 05/15/16 .......................     A2, A-               200,000       202,557
    Qwest Corp., 8.88%, 03/15/12 ......................   Baa3, BBB-             500,000       526,250
    Telefonica Emisiones SAU, 2.58%, 04/26/13 .........    Baa1, A-              500,000       505,172
    Verizon Communications, Inc., 5.50%, 02/15/18 .....     A3, A-               250,000       278,046
                                                                                           -----------
                                                                                             1,512,025
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                              Ratings+      Amount       (Note 2)
                                                                                             -----------  -----------  ------------
CORPORATE BONDS -- (CONTINUED)
   UTILITIES -- 5.5%
      Ameren Illinois Co., 9.75%, 11/15/18 ................................................   Baa1, BBB   $   600,000  $    788,431
      CMS Energy Corp., 6.55%, 07/17/17 ...................................................    Ba1, BB+       300,000       336,075
      Exelon Generation Co. LLC, 6.20%, 10/01/17 ..........................................    A3, BBB        650,000       733,271
      Florida Power Corp., 6.35%, 09/15/37 ................................................     A2, A         425,000       486,507
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ........................................    A2, BBB+       565,000       642,117
      UIL Holdings Corp., 4.63%, 10/01/20 .................................................   Baa3, BBB-      400,000       390,168
                                                                                                                       ------------
                                                                                                                          3,376,569
                                                                                                                       ------------
      TOTAL CORPORATE BONDS (COST $41,632,329) ............................................                              44,122,801
                                                                                                                       ------------

MUNICIPAL BONDS -- 1.1%
   NEW JERSEY -- 1.1%
      New Jersey Economic Dev. Auth., 1.25%, 06/15/13++ ...................................    Aa3, AA-       650,000       649,291
                                                                                                                       ------------
      TOTAL MUNICIPAL BONDS (COST $650,000) ...............................................                                 649,291
                                                                                                                       ------------

MORTGAGE-BACKED SECURITIES -- 2.6%
      Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13 ..........                     5,247         5,620
      Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33 ..........                   267,385       285,640
      Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36 ..........                    86,579        95,446
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35 ..........                    72,878        82,349
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35 ............                   134,715       144,770
      Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18 ...........                    66,153        70,788
      Federal National Mortgage Association Notes, Pool 256515, 6.50%, 12/01/36 ...........                   158,030       179,128
      Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27 ...........                   138,225       147,923
      Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27 ...........                   143,963       158,256
      Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17 ...........                    49,678        53,920
      Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35 ...........                   182,235       197,931
      Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35 ...........                   139,607       154,078
                                                                                                                       ------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $1,436,631) ..................................                               1,575,849
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                              Principal   Fair Value
                                                                                                Amount     (Note 2)
                                                                                             -----------  -----------
U.S. AGENCY OBLIGATIONS -- 7.2%
   FEDERAL HOME LOAN BANKS NOTES -- 1.2%
      Federal Home Loan Banks Notes, 5.25%, 06/18/14 ......................................  $   175,000  $   197,237
      Federal Home Loan Banks Notes, 5.50%, 08/13/14 ......................................      500,000      569,898
                                                                                                          -----------
                                                                                                              767,135
                                                                                                          -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.9%
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 .......................      500,000      554,532
                                                                                                          -----------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.1%
      Federal National Mortgage Association Notes, 4.88%, 12/15/16 ........................      700,000      794,212
      Federal National Mortgage Association Notes, 5.00%, 05/11/17 ........................      750,000      857,894
      Federal National Mortgage Association Notes, 6.25%, 05/15/29 ........................      750,000      910,574
      Federal National Mortgage Association Notes, 7.25%, 05/15/30 ........................      400,000      539,022
                                                                                                          -----------
                                                                                                            3,101,702
                                                                                                          -----------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $4,050,561) .....................................                 4,423,369
                                                                                                          -----------

U.S. TREASURY OBLIGATIONS -- 13.9%
   U.S. TREASURY BONDS -- 8.3%
      U.S. Treasury Bonds, 7.50%, 11/15/16 ................................................      300,000      387,023
      U.S. Treasury Bonds, 8.88%, 02/15/19 ................................................    1,130,000    1,628,613
      U.S. Treasury Bonds, 6.00%, 02/15/26 ................................................    1,000,000    1,244,688
      U.S. Treasury Bonds, 6.38%, 08/15/27 ................................................      450,000      582,750
      U.S. Treasury Bonds, 6.25%, 05/15/30 ................................................      500,000      645,156
      U.S. Treasury Bonds, 5.38%, 02/15/31 ................................................      500,000      586,016
                                                                                                          -----------
                                                                                                            5,074,246
                                                                                                          -----------

   U.S. TREASURY NOTES -- 5.6%
      U.S. Treasury Notes, 3.13%, 05/15/19 ................................................      750,000      774,375
      U.S. Treasury Notes, 4.50%, 02/15/16 ................................................      500,000      565,508
      U.S. Treasury Notes, 2.63%, 04/30/16 ................................................      750,000      783,691
      U.S. Treasury Notes, 4.00%, 08/15/18 ................................................      500,000      551,016
      U.S. Treasury Notes, 3.63%, 02/15/20 ................................................      750,000      793,418
                                                                                                          -----------
                                                                                                            3,468,008
                                                                                                          -----------
      TOTAL U.S. TREASURY OBLIGATIONS (COST $7,707,319) ...................................                 8,542,254
                                                                                                          -----------


                                                                                               Shares
                                                                                             -----------
PREFERRED STOCK -- 0.5%
   FINANCIALS -- 0.5%
      Wachovia Capital Trust IX, 6.375%(1) ................................................       12,000      299,760
                                                                                                          -----------
      TOTAL PREFERRED STOCK (COST $300,000) ...............................................                  299,760
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                                           Fair Value
                                                                                                Shares      (Note 2)
                                                                                             -----------  ------------
SHORT-TERM INVESTMENTS -- 1.6%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series .................    1,015,684  $  1,015,684
                                                                                                          ------------
      TOTAL SHORT-TERM INVESTMENTS (COST $1,015,684) ......................................                  1,015,684
                                                                                                          ------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 0.0%
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series .................        1,200         1,200
      Institutional Money Market Trust ....................................................        1,400         1,400
                                                                                                          ------------

      TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
         COLLATERAL FOR LOANED SECURITIES (Cost $2,600)(4) ................................                      2,600
                                                                                                          ------------
TOTAL INVESTMENTS -- 98.8% (COST $56,795,124)(2)(3) .................................                     $ 60,631,608
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2% .......................................                          713,573
                                                                                                          ------------
NET ASSETS -- 100.0% ................................................................                     $ 61,345,181
                                                                                                          ============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At June 30, 2011, the market value of securities on loan for the Broad Market Bond Fund was $2,498.

(3) The cost for Federal income tax purposes is $56,795,124. At June 30, 2011, net unrealized appreciation was $3,836,484. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,918,847, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $82,363.

(4)  See Note 5 in Notes to Financial Statements.

PLC  - Public Limited Company

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                                  Level 2 -     Level 3  -
                                                        Total       Level 1 -    Significant   Significant
                                                       Value at      Quoted       Observable   Unobservable
            Broad Market Bond Fund                  June 30, 2011    Prices        Inputs        Inputs
--------------------------------------------------  -------------  ------------  ------------  ------------
Investments in Securities:
   Corporate Bonds ...............................  $  44,122,801  $         --  $ 44,122,801     $  --
   Mortgage-Backed Securities ....................      1,575,849            --     1,575,849        --
   U.S. Treasury and Agency Obligations ..........     12,965,623            --    12,965,623        --
   Municipal Bonds ...............................        649,291            --       649,291        --
   Preferred Stocks ..............................        299,760       299,760            --        --
   Short-Term Investments ........................      1,018,284     1,016,884         1,400        --
                                                    -------------  ----------    ------------     -----
   Total .........................................  $  60,631,608  $  1,316,644  $ 59,314,964     $  --
                                                    =============  ============  ============     =====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011

   (Showing Percentage of Net Assets)

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- 99.0%
   ALABAMA -- 3.0%
      Birmingham, AL Airport Auth. Rev. Bond Ref.  - AMT, (AMBAC), 5.00%, 07/01/12 ........    A3, A      $ 2,370,000  $  2,433,208
      East Alabama Health Care Auth. Ser. A, 5.25%, 09/01/36++ ............................    NR, A          200,000       206,726
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.00%, 09/01/15 .........    A1, A+         500,000       541,600
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%, 09/01/22++ .......    A1, A+       1,000,000     1,070,610
                                                                                                                       ------------
                                                                                                                          4,252,144
                                                                                                                       ------------
   ARIZONA -- 3.1%
      Arizona Water Infrastructure Fin. Auth., 5.00%, 10/01/23 ............................   Aaa, AAA      3,000,000     3,293,340
      Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser. A, (NATL-RE),
         5.00%, 07/01/21 ..................................................................   Aa3, A+       1,000,000     1,042,040
                                                                                                                       ------------
                                                                                                                          4,335,380
                                                                                                                       ------------

   CALIFORNIA -- 12.6%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere Ranch
         Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21 ................................   Aaa, BBB      3,655,000     3,502,989
      California Health Facilities Fin. Auth. Rev. Bonds Ser. H, 5.13%, 07/01/22 ..........    A2, A        1,000,000     1,036,960
      California Health Facilities Fin. Auth. Ser. H, 4.45%, 07/01/26++ ...................    A2, A          510,000       510,000
      California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18 ...............   Aa2, AA+        365,000       391,769
      California State Public Works Brd. (AMBAC), 5.00%, 12/01/19 .........................    A2, NR       2,000,000     2,070,140
      East Side Union High School District (ASSURED GTY), 5.00%, 08/01/23 .................   NR, AA+       1,000,000     1,069,780
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, (XCLA), 5.25%, 12/01/20 ......    Aaa, A         400,000       397,052
      Palm Desert, CA Fin. Auth., (NATL-RE) Ser. 1A, 5.00%, 04/01/25 ......................    A2, A-         500,000       450,740
      Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20 .............................    A1, A        4,000,000     4,332,120
      San Francisco, CA City & Cnty., International Airport Rev. Bonds, (AMBAC)
         Ser. A, 5.25%, 01/01/19(2) .......................................................   A3, BBB+      1,540,000     1,539,969

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- (CONTINUED)
   CALIFORNIA -- (CONTINUED)
      State of California, 5.00%, 12/01/22 ................................................    A1, A-     $ 2,000,000  $  2,131,240
      Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%, 05/15/18 ..........................   Aa1, AA         490,000       535,300
                                                                                                                       ------------
                                                                                                                         17,968,059
                                                                                                                       ------------
   COLORADO -- 6.6%
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%, 12/01/19 ........  Baa3, BBB-       140,000       140,827
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%, 12/01/21 ........  Baa3, BBB-     1,615,000     1,572,041
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.13%, 12/01/24 ........  Baa3, BBB-     3,065,000     2,814,927
      Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23 ....................................    A1, A+         500,000       518,575
      State Water Resources & Pwr. Dev. Auth. Ser. A, 5.00%, 09/01/22 .....................   Aaa, AAA      4,000,000     4,307,520
                                                                                                                       ------------
                                                                                                                          9,353,890
                                                                                                                       ------------
   CONNECTICUT -- 0.7%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee), (AMBAC),
         5.00%, 07/01/14 ..................................................................    A1, AA       1,000,000     1,060,140
                                                                                                                       ------------
   GEORGIA -- 7.2%
      Athens-Clarke Cnty., GA, Unified Govt. Dev. Auth., 5.25%, 07/01/22 ..................   Aa3, NR       2,990,000     3,363,361
      Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC), 5.88%, 01/01/16 .......................    A1, A+       1,370,000     1,381,207
      State of Georgia Ser. C, 5.50%, 07/01/18 ............................................   Aaa, AAA      1,250,000     1,403,275
      State of Georgia Ser. C, 5.00%, 07/01/21 ............................................   Aaa, AAA      2,000,000     2,278,760
      State Road & Tollway Auth. Ser. B, 5.00%, 10/01/19 ..................................   Aaa, AAA      1,500,000     1,784,895
                                                                                                                       ------------
                                                                                                                         10,211,498
                                                                                                                       ------------
   ILLINOIS -- 10.6%
      Chicago IL, Board of Educ. (AGM), 5.00%, 12/01/21 ...................................   Aa2, AA+      3,000,000     3,116,340
      Chicago IL, Board of Educ. Ref. - Ded. Revs. Bonds, Ser. B, (AMBAC),
         5.00%, 12/01/21. .................................................................   Aa2, AA-      1,000,000     1,015,730
      Illinois Finance Auth. Rev. Bonds Ser. B, (AGM), 5.25%, 01/01/22 ....................   Aa3, NR       2,830,000     2,894,467

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- (CONTINUED)
   ILLINOIS -- (CONTINUED)
      State of Illinois, 3.00%, 04/01/12 ..................................................     A1, A+    $ 2,000,000  $  2,025,540
      State of Illinois (FGIC), 5.00%, 11/01/20 ...........................................     A1, A+      1,000,000     1,008,080
      State of Illinois (NATL-RE), 5.00%, 08/01/20 ........................................     A1, A+      5,000,000     5,008,750
                                                                                                                       ------------
                                                                                                                         15,068,907
                                                                                                                       ------------
   INDIANA -- 5.5%
      Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21 .....................    Aa3, NR      2,000,000     2,153,320
      Whiting, IN Environmental Facility Rev. Bonds, 2.80%, 06/01/44++ ....................     A2, NR      5,575,000     5,684,381
                                                                                                                       ------------
                                                                                                                          7,837,701
                                                                                                                       ------------
   LOUISIANA -- 0.3%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Pub. Imps., (AMBAC), 5.00%,
         06/01/15 .. ......................................................................    Baa1, A-       435,000       460,552
                                                                                                                       ------------
   MASSACHUSETTS -- 0.3%
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual & Performing
         Arts Proj.), 6.00%, 08/01/16 .....................................................    A1, NR        310,000       363,125
                                                                                                                       ------------
   MICHIGAN -- 2.0%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (AGM), 5.00%, 07/01/23 ..........    Aa3, AA+       550,000       560,192
      Fowlerville, MI Community Schools Dist. G.O. Bonds, (FGIC), 5.00%, 05/01/15 .........    Aa2, AA-       650,000       707,479
      Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21 .........................     A2, A       1,600,000     1,612,384
                                                                                                                       ------------
                                                                                                                          2,880,055
                                                                                                                       ------------
   MINNESOTA -- 0.7%
      MN Municipal Power Agency, 4.00%, 10/01/13 ..........................................     A3, NR      1,000,000     1,017,550
                                                                                                                       ------------
   MISSOURI -- 0.3%
      Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj., 4.00%,
         09/01/11(2) ......................................................................    A1, AA-        465,000       466,614
                                                                                                                       ------------
   NEVADA -- 0.7%
      Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25 ...........................................    Aa1, AA+     1,000,000     1,039,170
                                                                                                                       ------------
   NEW HAMPSHIRE -- 1.1%
      New Hampshire Business Fin. Auth., (NATL-RE) Ser. C, 5.45%, 05/01/21 ................     A3, A-      1,500,000     1,528,125
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- (CONTINUED)
   NEW JERSEY -- 3.9%
      Camden Cnty., NJ Impt. Auth., 5.00%, 02/15/12 .......................................   Baa3, BBB   $   500,000  $    504,880
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group A, 5.00%, 02/15/15 .....   Baa3, BBB     1,090,000     1,118,503
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group B, 5.00%, 02/15/15 .....   Baa3, BBB     2,435,000     2,498,675
      New Jersey Health Care Fac. Fin. Auth., Hackensack Univ. Medical Center,
        5.13%, 01/01/21 ...................................................................    Baa1, NR       600,000       624,654
      New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%, 07/01/19 ................   Baa2, BBB+      775,000       807,093
                                                                                                                       ------------
                                                                                                                          5,553,805
                                                                                                                       ------------
   NEW YORK -- 6.7%
      New York City Ind. Dev. Agency Ref. Bonds, 5.00%, 01/01/13(2) .......................    A3, BBB        700,000       732,067
      New York City Ser. E-1, 6.00%, 10/15/23 .............................................    Aa2, AA        750,000       868,943
      New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC) Ser. F,
        5.00%, 01/01/25 ...................................................................    A1, A+       1,000,000     1,046,810
      New York Transitional Fin. Auth. Ser. E, 5.00%, 11/01/22 ............................   Aa1, AAA      4,125,000     4,690,331
      New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21 ........................    Aa2, AA      1,000,000     1,102,830
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC), 5.50%, 06/01/20 ....................    Aa3, AA-     1,000,000     1,052,140
                                                                                                                       ------------
                                                                                                                          9,493,121
                                                                                                                       ------------
   NORTH CAROLINA -- 2.0%
      Univ. of North Carolina Sys. Pool Rev., (NATL-RE), 5.00%, 10/01/23 ..................    Aa3, A+      2,725,000     2,890,735
                                                                                                                       ------------
   OHIO -- 5.4%
      City of Akron, OH, 5.00%, 12/01/24 ..................................................   Aa3, AA-      1,000,000     1,051,920
      Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton Regl. Bond Ser. A,
        5.13%, 05/15/22(2) ................................................................    NR, NR       2,115,000     1,932,920
      Lorain Cnty., OH Hospital Rev. Bonds, (Catholic Healthcare Partners),
         Ser. A, 5.63%, 10/01/16 ..........................................................    A1, AA-        500,000       509,580
      Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic Healthcare) Ser. A,
        5.63%, 10/01/13 ...................................................................    A1, AA-        800,000       816,960
      State Wtr. Dev. Auth. Ser. B, 5.00%, 06/01/18 .......................................   Aaa, AAA      3,000,000     3,342,180
                                                                                                                       ------------
                                                                                                                          7,653,560
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- (CONTINUED)
   PENNSYLVANIA -- 4.1%
      Cumberland Cnty., Municipal Auth. Ser. Q1-AI, 2.75%, 11/01/39++ .....................     NR, A+    $   400,000  $    407,452
      Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/22 ........................     A2, A-      1,000,000     1,025,050
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds, (Philadelphia College of
         OsteopathicMedicine), 5.00%, 12/01/17 ............................................     NR, A+        500,000       521,640
      Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE), 5.00%, 06/15/18(2) ...........     A2, A+        600,000       623,442
      Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%, 06/15/18(2) .............     A2, A+      1,350,000     1,365,916
      Philadelphia, PA Auth. for Indl. Dev. Rev. Bonds Ser. A, 4.90%, 05/01/17 ............    NR, BBB-       280,000       281,246
      Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23 ................................    A2, BBB      1,000,000     1,011,110
      Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC), 5.00%, 08/01/17 .......    Aa2, A+        600,000       646,350
                                                                                                                       ------------
                                                                                                                          5,882,206
                                                                                                                       ------------
   PUERTO RICO -- 2.6%
      Commonwealth of Puerto Rico Ser. A, 5.00%, 07/01/13 .................................    A3, BBB        500,000       525,860
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/13 ......................................    A3, BBB      1,750,000     1,857,398
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/13 ......................................    A3, BBB      1,200,000     1,273,644
                                                                                                                       ------------
                                                                                                                          3,656,902
                                                                                                                       ------------
   TEXAS -- 14.8%
      Dallas-Fort Worth International Airport Fac. Improv. Corp. Jt. Ser. A, (FGIC),
         6.00%, 11/01/28(2) ...............................................................     A1, A+      5,000,000     5,002,550
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/36++ .....................................     NR, A         750,000       757,575
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42++ .....................................     A2, A       2,175,000     2,196,967
      Lewisville, TX Indep. Sch. Dist., 5.00%, 08/15/17 ...................................    NR, AAA      1,000,000     1,156,550
      San Antonio, TX Indep. Sch. Dist., 5.00%, 08/15/21 ..................................    Aaa, AAA     5,000,000     5,497,350
      Spring, TX Indep. Sch. Dist., 5.00%, 08/15/16 .......................................    Aaa, AAA     1,000,000     1,178,490
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp., 5.00%, 02/15/21 ................    Aa3, AA-     5,000,000     5,305,500
                                                                                                                       ------------
                                                                                                                         21,094,982
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Moody's/S&P   Principal    Fair Value
                                                                                               Ratings+     Amount       (Note 2)
                                                                                             -----------  -----------  ------------
MUNICIPAL BONDS -- (CONTINUED)
   WASHINGTON -- 4.8%
      Central Puget, WA Sound Regional Transit Auth., 5.25%, 02/01/21 .....................   Aa1, AAA    $ 1,750,000  $   2,063,985
      Klickitat Cnty., WA Public Utility District No. 1 Ser. B, (FGIC), 5.25%, 12/01/22 ...    A1, NR       2,000,000      2,100,480
      Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II, (NATL-RE),
         5.25%, 06/01/21 ..................................................................   Aa1, AA+      1,000,000      1,080,970
      Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington Biomedical Resh
         Properties II, (NATL-RE), 5.00%, 06/01/23 ........................................   Aa1, AA+      1,510,000      1,600,706
                                                                                                                       -------------
                                                                                                                           6,846,141
                                                                                                                       -------------
      TOTAL MUNICIPAL BONDS (Cost $138,526,926) ...........................................                              140,914,362
                                                                                                                       -------------

                                                                                   Shares
                                                                                 ----------
SHORT-TERM INVESTMENTS -- 1.1%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series ...........   1,557,691      1,557,691
                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,557,691) ................................                  1,557,691
                                                                                              ------------
TOTAL INVESTMENTS -- 100.1% (COST $140,084,617)(1) ............................               $142,472,053
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)% ...............................                   (194,918)
                                                                                              ------------
NET ASSETS -- 100.0% ..........................................................               $142,277,135
                                                                                              ============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011.

(1) The cost for federal income tax purposes is $140,084,617. At June 30, 2011, net unrealized appreciation was $2,387,436. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,382,488 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $995,052.

(2)  Security is subject to the Alternative Minimum Tax.

AGM     - Credit rating enhanced by guaranty or insurance from Federal
          Agricultural Mortgage Corp.

AMBAC   - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
          Corp.

CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.

FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.

FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.

G.O.    - General Obligation

LOC     - Letter of Credit

NATL-RE - Credit rating enhanced by guaranty or insurance from National Public
          Finance Guarantee Corp.

PSF-GTD - Public School Fund Guarantee

VRDB    - Variable Rate Demand Bonds

XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance. The accompanying notes are an integral part of the financial statements.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                      Level 2 -        Level 3 -
                                           Total        Level 1 -    Significant      Significant
                                         Value at         Quoted     Observable      Unobservable
        Municipal Bond Fund            June 30, 2011      Prices         Inputs          Inputs
------------------------------------   -------------    ----------   ------------    ------------
Investments in Securities:
   Municipal Bonds ................    $ 140,914,362    $       --   $140,914,362      $    --
   Money Market Mutual Funds ......        1,557,691     1,557,691             --           --
                                       -------------    ----------   ------------      -------
Total .............................    $ 142,472,053    $1,557,691   $140,914,362      $    --
                                       =============    ==========   ============      =======

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

                                                                     Short/
                                                                 Intermediate-
                                                                   Term Bond    Broad Market    Municipal
                                                                      Fund       Bond Fund      Bond Fund
                                                                 -------------  ------------  -------------
ASSETS:

Investment in securities, at fair value* ......................  $ 162,459,197  $ 60,631,608  $ 142,472,053
Receivable for fund shares sold ...............................        227,560        36,067             --
Dividends and interest receivable .............................      1,899,585       785,974      1,804,172
Other assets ..................................................          8,073         9,014          9,164

                                                                 -------------  ------------  -------------
Total assets ..................................................    164,594,415    61,462,663    144,285,389
                                                                 -------------  ------------  -------------
LIABILITIES:
Obligation to return securities lending collateral ............      1,426,140         2,600             --
Payable for fund shares redeemed ..............................        785,901        10,159        238,194
Payable for investments purchased .............................             --            --      1,406,139
Accrued advisory fee ..........................................         47,450        17,957         41,283
Dividend payable ..............................................        204,586        54,488        285,620
Other accrued expenses ........................................         52,525        32,278         37,018
                                                                 -------------  ------------  -------------

Total liabilities .............................................      2,516,602       117,482      2,008,254
                                                                 -------------  ------------  -------------

NET ASSETS ....................................................  $ 162,077,813  $ 61,345,181  $ 142,277,135
                                                                 =============  ============  =============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................  $ 151,853,712  $ 56,498,517  $ 139,236,281
Undistributed (distribution in excess of) net investment
  income ......................................................           (449)       18,392           (105)
Accumulated net realized gain on investments ..................      1,442,365       991,788        653,523
Net unrealized appreciation of investments ....................      8,782,185     3,836,484      2,387,436
                                                                 -------------  ------------  -------------

NET ASSETS ....................................................  $ 162,077,813  $ 61,345,181  $ 142,277,135
                                                                 =============  ============  =============

NET ASSETS BY SHARE CLASS:
Institutional Shares ..........................................  $ 158,175,552  $ 58,942,299  $ 141,519,231
A Shares ......................................................      3,902,261     2,402,882        757,904
                                                                 -------------  ------------  -------------

                                                                 $ 162,077,813  $ 61,345,181  $ 142,277,135
                                                                 =============  ============  =============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited authorized shares):
Institutional Shares ..........................................     14,753,280     5,807,728     10,731,408
A Shares ......................................................        367,583       236,707         57,490

NET ASSET VALUE PER SHARE:
Institutional Shares (Net asset value (NAV), offering and
  redemption price) ...........................................  $       10.72  $      10.15  $       13.19
                                                                 -------------  ------------  -------------

A Shares (Net asset value (NAV) and redemption price) .........  $       10.62  $      10.15  $       13.18
                                                                 -------------  ------------  -------------

A Shares (Offering price -- NAV / 0.98) .......................  $       10.84  $      10.36  $       13.45
                                                                 -------------  ------------  -------------

-----------

*Investment in securities, at cost                               $ 153,677,012  $ 56,795,124  $ 140,084,617

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS - continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2011

                                                          Short/
                                                      Intermediate-
                                                        Term Bond    Broad Market   Municipal
                                                           Fund        Bond Fund    Bond Fund
                                                      -------------  ------------  ------------

INVESTMENT INCOME:
  Interest .........................................  $   6,830,299  $  2,942,119  $  6,416,445
  Dividends ........................................          6,659        21,280        12,043
  Securities lending ...............................         12,542         2,336            --
                                                      -------------  ------------  ------------

  Total investment income ..........................      6,849,500     2,965,735     6,428,488
                                                      -------------  ------------  ------------

EXPENSES:
  Advisory fees ....................................        619,156       234,106       556,187
  Administration fees ..............................         28,519        10,785        25,616
  Sub-administration and accounting fees ...........        122,319        67,912       115,714
  Custody fees .....................................         26,212        12,851        19,922
  Transfer agent fees ..............................         85,854        26,929        65,701
  Distribution fees - A Shares .....................          8,570         6,767         1,633
  Professional fees ................................         59,094        56,847        61,294
  Reports to shareholders ..........................         18,819        15,778        18,925
  Registration fees ................................         38,086        30,905        34,014
  Trustees' fees ...................................         34,750        34,750        34,750
  Compliance services ..............................         11,684        11,447        11,645
  Other ............................................         24,955        13,117        19,364
                                                      -------------  ------------  ------------
  Total expenses before fee waivers ................      1,078,018       522,194       964,765
  Sub-administration and accounting fees waived ....             --        (3,106)           --
                                                      -------------  ------------  ------------

  Total expenses, net ..............................      1,078,018       519,088       964,765
                                                      -------------  ------------  ------------

  Net investment income ............................      5,771,482     2,446,647     5,463,723
                                                      -------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
  Net realized gain on investments .................      1,849,357     1,162,622       654,612
  Realized gain distributions received from
    investment companies ...........................             88             5            12
  Net change in unrealized appreciation
    (depreciation) on investments ..................       (131,460)     (872,950)     (273,365)
                                                      -------------  ------------  ------------

  Net gain on investments ..........................      1,717,985       289,677       381,259
                                                      -------------  ------------  ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $   7,489,467  $  2,736,324  $  5,844,982
                                                      =============  ============  ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Short/Intermediate-Term
                                                                    Bond Fund
                                                               For the Years Ended
                                                                     June 30,
                                                           -------------  --------------
                                                                2011          2010
                                                           -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .................................  $   5,771,482  $    6,570,679
  Net realized gain from investments ....................      1,849,445       3,271,450
  Net change in unrealized appreciation
  (depreciation) on investments .........................       (131,460)      3,731,594
                                                           -------------  --------------

Net increase in net assets resulting from operations ....      7,489,467      13,573,723
                                                           -------------  --------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares ................................     (5,658,188)     (6,511,244)
    A Shares ............................................       (103,215)        (46,446)
  Net realized gains:
    Institutional Shares ................................     (3,241,338)     (1,787,022)
    A Shares ............................................        (61,772)        (12,503)
                                                           -------------  --------------

Total distributions .....................................     (9,064,513)     (8,357,215)
                                                           -------------  --------------

Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares ................................     31,376,085      95,362,328
    A Shares ............................................      1,412,264       2,677,991
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares ................................      5,932,436       4,919,803
    A Shares ............................................        155,514          52,630
  Cost of shares redeemed:
    Institutional Shares ................................    (57,073,588)    (78,892,355)
    A Shares ............................................       (426,678)       (337,796)
                                                           -------------  --------------

Net increase (decrease) in net assets from
  Fund share transactions ...............................    (18,623,967)     23,782,601
                                                           -------------  --------------

Total increase (decrease) in net assets .................    (20,199,013)     28,999,109

NET ASSETS: .............................................
  Beginning of Year                                          182,276,826     153,277,717
                                                           -------------  --------------

  End of Year ...........................................  $ 162,077,813  $  182,276,826
                                                           =============  ==============

Distributions in excess of net investment loss ..........  $        (449) $      (18,505)
                                                           -------------  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              Broad Market
                                                                                                Bond Fund
                                                                                   ------------------------------
                                                                                           For the Years Ended
                                                                                                June 30,
                                                                                   ------------------------------
                                                                                       2011               2010
                                                                                   ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .........................................................  $     2,446,647  $   2,916,729
  Net realized gain from investments ............................................        1,162,627      1,332,078
  Net change in unrealized appreciation (depreciation) on investments ...........         (872,950)     2,698,368
                                                                                   ---------------  -------------

Net increase in net assets resulting from operations ............................        2,736,324      6,947,175
                                                                                   ---------------  -------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares ........................................................       (2,355,652)    (2,823,951)
    A Shares ....................................................................          (92,853)       (92,320)
  Net realized gains:
    Institutional Shares ........................................................       (1,104,138)    (1,448,216)
    A Shares ....................................................................          (49,933)       (54,711)
                                                                                   ---------------  -------------

Total distributions .............................................................       (3,602,576)    (4,419,198)
                                                                                   ---------------  -------------

Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares ........................................................        7,987,723     19,779,019
    A Shares ....................................................................          311,440      1,829,252
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares ........................................................        2,547,276      3,132,303
    A Shares ....................................................................          131,212        141,144
  Cost of shares redeemed:
    Institutional Shares ........................................................      (15,656,638)   (23,709,902)
    A Shares ....................................................................       (1,038,366)      (469,527)
                                                                                   ---------------  -------------

Net increase (decrease) in net assets from
  Fund share transactions .......................................................       (5,717,353)       702,289
                                                                                   ---------------  -------------

Total increase (decrease) in net assets .........................................       (6,583,605)     3,230,266

NET ASSETS:
  Beginning of Year .............................................................       67,928,786     64,698,520
                                                                                   ---------------  -------------

  End of Year ...................................................................  $    61,345,181  $  67,928,786
                                                                                   ===============  =============

Undistributed net investment income .............................................  $        18,392  $      12,695
                                                                                   ---------------  -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Municipal
                                                                                             Bond Fund
                                                                                   -----------------------------
                                                                                       For the Years Ended
                                                                                            June 30,
                                                                                   -----------------------------
                                                                                        2011          2010
                                                                                   -------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .........................................................  $   5,463,723  $    5,385,936
  Net realized gain from investments ............................................        654,624       1,207,422
  Net change in unrealized appreciation .........................................
  (depreciation) on investments .................................................       (273,365)      5,341,547
                                                                                   -------------  --------------

Net increase in net assets resulting from operations ............................      5,844,982      11,934,905
                                                                                   -------------  --------------

Distributions to shareholders from:
  Net investment income:
    Institutional Shares ........................................................     (5,442,890)     (5,375,970)
    A Shares ....................................................................        (20,833)         (9,966)
  Net realized gains: ...........................................................
    Institutional Shares ........................................................       (999,078)       (286,188)
    A Shares ....................................................................         (3,181)           (317)
                                                                                   -------------  --------------

Total distributions .............................................................     (6,465,982)     (5,672,441)
                                                                                   -------------  --------------

Fund share transactions (See Note 6):
  Proceeds from shares sold:
    Institutional Shares ........................................................     34,655,128      86,810,282
    A Shares ....................................................................        409,604         413,692
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares ........................................................      2,386,205       1,795,491
    A Shares ....................................................................         16,031           3,097
  Cost of shares redeemed:
    Institutional Shares ........................................................    (61,153,482)    (63,678,569)
    A Shares ....................................................................       (247,382)        (11,356)
                                                                                   -------------  --------------

Net increase in net assets from
  Fund share transactions .......................................................    (23,933,896)     25,332,637
                                                                                   -------------  --------------

Total increase in net assets ....................................................    (24,554,896)     31,595,101

NET ASSETS:
  Beginning of Year .............................................................    166,832,031     135,236,930
                                                                                   -------------  --------------

  End of Year ...................................................................  $ 142,277,135  $  166,832,031
                                                                                   =============  ==============

Distributions in excess of net investment loss ..................................  $        (105) $         (105)
                                                                                   -------------  --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL HIGHLIGHTS

  The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                        For the Years Ended June 30,
                                                                --------------------------------------------------------------
                                                                   2011       2010       2009         2008          2007
                                                                ---------  ---------  ---------  --------------  -------------
SHORT/INTERMEDIATE-TERM BOND FUND  -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .........................  $   10.80  $   10.46  $   10.08  $         9.88  $        9.77
                                                                ---------  ---------  ---------  --------------  -------------

INVESTMENT OPERATIONS:
  Net investment income ......................................       0.35       0.41       0.45            0.45           0.45
  Net realized and unrealized gain (loss) on investments .....       0.11       0.45       0.38            0.20           0.11
                                                                ---------  ---------  ---------  --------------  -------------

    Total from investment operations .........................       0.46       0.86       0.83            0.65           0.56
                                                                ---------  ---------  ---------  --------------  -------------

DISTRIBUTIONS:

  From net investment income .................................      (0.35)     (0.41)     (0.45)          (0.45)         (0.45)
  From net realized gains ....................................      (0.19)     (0.11)        --              --           --
                                                                ---------  ---------  ---------  --------------  -------------

    Total distributions ......................................      (0.54)     (0.52)     (0.45)          (0.45)         (0.45)
                                                                ---------  ---------  ---------  --------------  -------------

NET ASSET VALUE -- END OF YEAR ...............................  $   10.72  $   10.80  $   10.46  $        10.08  $        9.88
                                                                =========  =========  =========  ==============  =============

TOTAL RETURN .................................................       4.43%      8.34%      8.47%           6.65%          5.78%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:

    Including expense limitations ............................       0.60%      0.58%      0.60%           0.59%          0.57%
    Excluding expense limitations ............................       0.60%      0.58%      0.60%           0.59%          0.57%
  Net investment income ......................................       3.26%      3.85%      4.43%           4.45%          4.52%
  Portfolio turnover rate ....................................         35%        47%        34%             22%            57%
Net assets at end of year (000 omitted) ......................  $ 158,176  $ 179,489  $ 152,927  $      166,361  $     144,387

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL HIGHLIGHTS -- continued

                                                                               For the Years Ended June 30,
                                                                ----------------------------------------------------
                                                                   2011      2010       2009        2008      2007
                                                                ---------  ---------  ---------  ---------  --------
SHORT/INTERMEDIATE-TERM BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF YEAR .........................  $   10.70  $   10.36  $    9.98  $    9.78  $   9.67
                                                                ---------  ---------  ---------  ---------  --------

INVESTMENT OPERATIONS:

  Net investment income ......................................       0.32       0.36       0.42       0.42      0.42
  Net realized and unrealized gain (loss) on investments .....       0.11       0.47       0.38       0.20      0.11
                                                                ---------  ---------  ---------  ---------  --------

    Total from investment operations .........................       0.43       0.83       0.80       0.62      0.53
                                                                ---------  ---------  ---------  ---------  --------

DISTRIBUTIONS:

  From net investment income .................................      (0.32)     (0.38)     (0.42)     (0.42)    (0.42)
  From net realized gains ....................................      (0.19)     (0.11)        --         --        --
                                                                ---------  ---------  ---------  ---------  --------

    Total distributions ......................................      (0.51)     (0.49)     (0.42)     (0.42)    (0.42)
                                                                ---------  ---------  ---------  ---------  --------

NET ASSET VALUE -- END OF YEAR ...............................  $   10.62  $   10.70  $   10.36     $ 9.98  $   9.78
                                                                =========  =========  =========  =========  ========

TOTAL RETURN(1)...............................................       4.18%      8.11%      8.25%      6.40%     5.53%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:

    Including expense limitations ............................       0.85%      0.83%      0.85%      0.84%     0.82%
    Excluding expense limitations ............................       0.85%      0.83%      0.85%      0.84%     0.82%
  Net investment income ......................................       3.01%      3.46%      4.21%      4.20%     4.26%
  Portfolio turnover rate ....................................         35%        47%        34%        22%       57%
Net assets at end of year (000 omitted) ......................  $   3,902  $   2,788  $     351  $     151  $    169

----------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL HIGHLIGHTS -- continued

                                                                                  For the Years Ended June 30,
                                                                     ---------------------------------------------------
                                                                       2011        2010      2009       2008       2007
                                                                     ---------  ---------  --------  ----------  -------
BROAD MARKET BOND FUND  -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..............................  $   10.28  $    9.89  $   9.62  $     9.57  $  9.41
                                                                     ---------  ---------  --------  ----------  -------

INVESTMENT OPERATIONS:
  Net investment income ...........................................       0.38       0.43      0.44        0.45     0.44
  Net realized and unrealized gain (loss) on investments ..........       0.05       0.62      0.27        0.12     0.16
                                                                     ---------  ---------  --------  ----------  -------

    Total from investment operations ..............................       0.43       1.05      0.71        0.57     0.60
                                                                     ---------  ---------  --------  ----------  -------

DISTRIBUTIONS:
  From net investment income ......................................      (0.38)     (0.43)    (0.44)      (0.45)   (0.44)
  From net realized gains .........................................      (0.18)     (0.23)       --       (0.07)      --
                                                                     ---------  ---------  --------  ----------  -------

    Total distributions ...........................................      (0.56)     (0.66)    (0.44)      (0.52)   (0.44)
                                                                     ---------  ---------  --------  ----------  -------

NET ASSET VALUE -- END OF YEAR ....................................  $   10.15  $   10.28  $   9.89  $     9.62  $  9.57
                                                                     =========  =========  ========  ==========  =======

TOTAL RETURN ......................................................       4.23%     10.96%     7.56%       6.03%    6.47%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations .................................       0.77%      0.72%     0.72%       0.71%    0.70%
    Excluding expense limitations .................................       0.77%      0.72%     0.72%       0.71%    0.70%
  Net investment income ...........................................       3.67%      4.29%     4.51%       4.63%    4.60%
  Portfolio turnover rate .........................................         30%        43%       40%         26%      33%
Net assets at end of year (000 omitted) ...........................  $  58,942  $  64,891  $ 63,232  $   68,505  $68,905

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL HIGHLIGHTS -- continued

                                                                               For the Years Ended June 30,
                                                                     -------------------------------------------------
                                                                        2011      2010      2009      2008      2007
                                                                     ---------  --------  --------  --------  --------
BROAD MARKET BOND FUND  -- A SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..............................  $   10.28  $   9.89  $   9.62  $   9.58  $   9.41
                                                                     ---------  --------  --------  --------  --------

INVESTMENT OPERATIONS:

  Net investment income ...........................................       0.35      0.40      0.42      0.42      0.42
  Net realized and unrealized gain (loss) on investments ..........       0.05      0.62      0.27      0.11      0.17
                                                                     ---------  --------  --------  --------  --------

    Total from investment operations ..............................       0.40      1.02      0.69      0.53      0.59
                                                                     ---------  --------  --------  --------  --------

DISTRIBUTIONS:

  From net investment income ......................................      (0.35)    (0.40)    (0.42)    (0.42)    (0.42)
  From net realized gains .........................................      (0.18)    (0.23)       --     (0.07)       --
                                                                     ---------  --------  --------  --------  --------

    Total distributions ...........................................      (0.53)    (0.63)    (0.42)    (0.49)    (0.42)
                                                                     ---------  --------  --------  --------  --------

NET ASSET VALUE -- END OF YEAR ....................................  $   10.15  $  10.28  $   9.89  $   9.62  $   9.58
                                                                     =========  ========  ========  ========  ========

TOTAL RETURN(1) ...................................................       3.97%    10.68%     7.34%     5.64%     6.35%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:

    Including expense limitations .................................       1.02%     0.96%     1.00%     0.96%     0.95%
    Excluding expense limitations .................................       1.02%     0.97%     1.01%     0.96%     0.95%
  Net investment income ...........................................       3.43%     3.98%     4.33%     4.37%     4.39%
  Portfolio turnover rate .........................................         30%       43%       40%       26%       33%
Net assets at end of year (000 omitted) ...........................  $   2,403  $  3,038  $  1,467  $     11  $     11

-------------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL HIGHLIGHTS -- continued

                                                                                   For the Years Ended June 30,
                                                                     -----------------------------------------------------
                                                                        2011       2010      2009       2008       2007
                                                                     ---------  ---------  ---------  ---------  ---------
MUNICIPAL BOND FUND  -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ..............................  $   13.22  $   12.64  $   12.79  $   12.75  $   12.66
                                                                     ---------  ---------  ---------  ---------  ---------

INVESTMENT OPERATIONS:

  Net investment income ...........................................       0.45       0.49       0.50       0.48       0.43
  Net realized and unrealized gain (loss) on investments ..........       0.05       0.61      (0.10)      0.04       0.09
                                                                     ---------  ---------  ---------  ---------  ---------

    Total from investment operations ..............................       0.50       1.10       0.40       0.52       0.52
                                                                     ---------  ---------  ---------  ---------  ---------

DISTRIBUTIONS:

From net investment income ........................................      (0.45)     (0.49)     (0.50)     (0.48)     (0.43)
From net realized gains ...........................................      (0.08)     (0.03)     (0.05)        --        --
                                                                     ---------  ---------  ---------  ---------  ---------

    Total distributions ...........................................      (0.53)     (0.52)     (0.55)     (0.48)     (0.43)
                                                                     ---------  ---------  ---------  ---------  ---------

NET ASSET VALUE -- END OF YEAR ....................................  $   13.19  $   13.22  $   12.64  $   12.79  $   12.75
                                                                     =========  =========  =========  =========  =========

TOTAL RETURN ......................................................       3.90%      8.84%      3.27%      4.09%      4.15%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
  Expenses:

    Including expense limitations .................................       0.61%      0.60%      0.62%      0.61%      0.65%
    Excluding expense limitations .................................       0.61%      0.60%      0.62%      0.61%      0.65%
  Net investment income ...........................................       3.44%      3.79%      3.99%      3.70%      3.37%
  Portfolio turnover rate .........................................         30%        44%        19%        37%        56%
Net assets at end of year (000 omitted) ...........................  $ 141,519  $ 166,253  $ 135,073  $ 134,272  $ 113,118

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                                                 For the Years Ended June 30,
                                                                         ----------------------------------------------
                                                                          2011      2010      2009      2008     2007
                                                                         -------   -------  -------   -------   -------
MUNICIPAL BOND FUND  --  A SHARES

NET ASSET VALUE -- BEGINNING OF YEAR ................................    $ 13.22   $ 12.64  $ 12.79   $ 12.75   $ 12.66
                                                                         -------   -------  -------   -------   -------

INVESTMENT OPERATIONS:
   Net investment income ............................................       0.42      0.46     0.47      0.45      0.40
   Net realized and unrealized gain (loss) on investments ...........       0.04      0.61    (0.10)     0.04      0.09
                                                                         -------   -------  -------   -------   -------
     Total from investment operations ...............................       0.46      1.07     0.37      0.49      0.49
                                                                         -------   -------  -------   -------   -------
DISTRIBUTIONS:
   From net investment income .......................................      (0.42)    (0.46)   (0.47)    (0.45)    (0.40)
   From net realized gains ..........................................      (0.08)    (0.03)   (0.05)       --        --
                                                                         -------   -------  -------   -------   -------
   Total distributions ..............................................      (0.50)    (0.49)   (0.52)    (0.45)    (0.40)
                                                                         -------   -------  -------   -------   -------
NET ASSET VALUE -- END OF YEAR ......................................    $ 13.18   $ 13.22  $ 12.64   $ 12.79   $ 12.75
                                                                         =======   =======  =======   ======    =======
TOTAL RETURN (1).....................................................       3.56%     8.57%    3.04%     3.86%      3.92%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations ..................................       0.86%     0.85%    0.87%     0.86%     0.90%
     Excluding expense limitations ..................................       0.86%     0.85%    0.87%     0.86%     0.90%
   Net investment income ............................................       3.20%     3.55%    3.50%     3.48%     3.15%
   Portfolio turnover rate ..........................................         30%       44%      19%       37%       56%
Net assets at end of year (000 omitted) .............................    $   758   $   579  $   164   $    11   $    10

---------------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2011, the Trust offered 12 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

      On October 31, 2010, Wilmington Trust Corporation ("Wilmington Trust") entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T to effect at some date in the future a merger of Wilmington Trust into MTB One, Inc. (the "Transaction"). On May 16, 2011, the Transaction was completed and the following agreements, which were approved by shareholders at the Special Meeting on March 11, 2011, became effective: (1) the new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC") and (2) the new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management LLC ("WTIM"). As a result of the Transaction, Wilmington Trust, RSMC and WTIM are now indirect subsidiaries of M&T.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

      - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

      A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the fiscal year ended June 30, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.

      Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

      Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

      Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

      Distributions. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually. Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), an indirect wholly owned subsidiary of M&T, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2011 are shown separately on the Statements of Operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of June 30, 2011 were $2,219, $844 and $1,929 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

      BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      Compensation of Trustees and Officers. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

      Distribution Fees. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds, and BNY Mellon Investment Servicing Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays BNY Mellon Investment Servicing Trust Company for its services as sub-custodian. The fees for these services for the year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of June 30, 2011 were $9,449, $5,245 and $5,377 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2011, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                                    Short/Intermediate-     Broad Market    Municipal
                                       Term Bond Fund        Bond Fund      Bond Fund
                                    -------------------     -------------  --------------
Purchases .....................        $   56,825,197        $ 18,168,776    $ 44,199,846
Sales .........................            43,724,535          16,906,937      61,144,810

      Purchases and sales of long-term U.S. Government and agency securities during the year ended June 30, 2011, were as follows:

                                     Short/Intermediate-    Broad Market    Municipal
                                       Term Bond Fund        Bond Fund      Bond Fund
                                    --------------------    -------------  ----------
Purchases .....................        $    2,133,758        $ 1,066,879     $     --
Sales .........................            25,211,555          7,971,040           --

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with BNY Mellon Investment Servicing Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. BNY Mellon Investment Servicing Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

      In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, BNY Mellon Investment Servicing Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by BNY Mellon Investment Servicing Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2011 and June 30, 2010 for the Institutional Shares and A Shares were as follows:

                                                              For the Year Ended        For the Year Ended
                                                                June 30, 2011              June 30, 2010
                                                         --------------------------   ------------------------
                                                         Institutional                Institutional
                                                            Shares         A Shares      Shares       A Shares
                                                         -------------     --------   -------------   --------
Short/Intermediate-Term Bond Fund
Sold .................................................       2,896,779      132,445       8,945,246    253,681
Issued on reinvestment of distributions ..............         554,697       14,658         461,508      4,979
Redeemed .............................................      (5,315,185)     (40,150)     (7,408,833)   (31,906)
                                                         -------------     --------   -------------   --------
Net Increase (Decrease) ..............................      (1,863,709)     106,953       1,997,921    226,754
                                                         =============     ========   =============   ========

Broad Market Bond Fund
Sold .................................................         782,239       30,117       1,967,130    179,891
Issued on reinvestment of distributions ..............         250,515       12,883         309,591     13,945
Redeemed .............................................      (1,539,149)    (101,819)     (2,355,046)   (46,564)
                                                         -------------     --------   -------------   --------
Net Increase (Decrease) ..............................        (506,395)     (58,819)        (78,325)   147,272
                                                         =============     ========   =============   ========

Municipal Bond Fund
Sold .................................................       2,623,517       31,504       6,631,216     31,462
Issued on reinvestment of distributions ..............         181,311        1,218         137,518        235
Redeemed .............................................      (4,648,399)     (19,039)     (4,881,554)      (885)
                                                         -------------     --------   -------------   --------
Net Increase (Decrease) ..............................      (1,843,571)      13,683       1,887,180     30,812
                                                         =============     ========   =============   ========

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

      At June 30, 2011, the following reclassifications were made within the capital accounts to reflect permanent differences relating primarily to paydown gains/losses on mortgage- and asset-backed securities.

                                                                                   Short/Intermediate-    Broad Market
                                                                                     Term Bond Fund         Bond Fund
                                                                                   -------------------    ------------
Undistributed (distributions in excess of) net investment income ..............       $      7,977          $   7,555
Accumulated net realized gain (loss) on investments ...........................             (7,977)            (7,555)

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

      The tax character of distributions paid for the years ended June 30, 2011 and June 30, 2010 were as follows:

                                                    Short/Intermediate-       Broad Market    Municipal
                                                      Term Bond Fund            Bond Fund     Bond Fund
                                                    -------------------       ------------    -----------
Year Ended June 30, 2011
Ordinary income ...............................       $  6,712,319            $  2,774,394    $   422,301
Tax-exempt income .............................                 --                      --      5,155,523
Long-term capital gains .......................          2,352,194                 828,182        888,158

Year Ended June 30, 2010
Ordinary income ...............................       $  7,142,583            $  3,321,372    $   151,095
Tax-exempt income .............................                 --                      --      5,318,027
Long-term capital gains .......................          1,214,632               1,097,826        203,319

      As of June 30, 2011, the components of accumulated earnings on a tax basis were as follows:

                                                    Short/Intermediate-       Broad Market    Municipal
                                                      Term Bond Fund            Bond Fund     Bond Fund
                                                    -------------------       ------------    -----------
Undistributed ordinary income .................       $        211,811        $    155,767    $        --
Undistributed tax-exempt income ...............                     --                  --        292,626
Undistributed long-term capital gains .........              1,441,802             917,846        653,523
Other temporary differences ...................               (211,697)            (63,433)      (292,731)
Net unrealized appreciation (depreciation)
of investments ................................              8,782,185           3,836,484      2,387,436
                                                    ------------------        ------------    -----------

Total accumulated earnings/(deficit) ..........       $     10,224,101        $  4,846,664    $ 3,040,854
                                                    ==================        ============    ===========

      The differences between book basis and tax basis components of earnings (deficit) are attributable to deferred trustee's compensation and dividends payable.

      For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. At June 30, 2011, there were no capital loss carryforwards for any of the Funds.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require disclosure in the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   REPORT OF ERNST & YOUNG LLP,
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund (the "Funds") as of June 30, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund and Wilmington Municipal Bond Fund series of WT Mutual Fund at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                                          (LOGO)

Philadelphia, Pennsylvania
August 25, 2011

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Municipal Bond Fund paid tax-exempt income distributions of $5,155,523 and paid capital gain distributions of $888,158 during the fiscal year ended June 30, 2011. The Short/Intermediate-Term Bond Fund and Broad Market Bond Fund paid capital gain distributions of $2,352,194 and $828,182, respectively, for the fiscal year ended June 30, 2011.

In January 2012, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2011, including any distributions paid between July 1, 2011 and December 31, 2011.

   NOTICE TO SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders ("Meeting") of the Wilmington Municipal Bond Fund (the "Fund") was held on January 18, 2011 for the following purpose:

   To approve the elimination of the Fund's fundamental investment policy with respect to the Fund's average dollar weighted duration and adoption of a non-fundamental average dollar weighted duration investment policy.

All shareholders of record at the close of business on December 10, 2010 were entitled to attend or submit proxies.

As of the record date, the Fund had 12,544,174 shares outstanding. At the Meeting, shareholders of the Fund approved the change in the Fund's investment policy. The results of the voting for the proposal were as follows:

         Shares                       Shares                          Share                       Broker
        Voted For                 Voted Against                  Votes Abstained                 Non-Votes
        ---------                 -------------                  ---------------                 ---------
        9,071,875                       0                             3,992                          0

A Special Meeting of Shareholders ("Meeting") of the Funds of WT Mutual Fund (the "Trust") was held on March 11, 2011 for the following purposes:

   1. To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC");

   2. To approve a new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM");

   3. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund") and the Wilmington Small-Cap Strategy Fund ("Small Cap Fund"), RSMC and WTIM; and

   4. To elect one Trustee to the Board of Trustees.

All shareholders of record at the close of business on January 21, 2011 were entitled to attend or submit proxies.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTICE TO SHAREHOLDERS (UNAUDITED) -- continued

As of the record date, each Fund had the following number of shares outstanding:

Wilmington Prime Money Market Fund                                                                    2,256,033,816
Wilmington Tax-Exempt Money Market Fund .........................................................     1,797,230,979
Wilmington U.S. Government Money Market Fund ....................................................       268,303,261
Wilmington Broad Market Bond Fund ...............................................................         6,616,986
Wilmington Short/Intermediate-Term Bond Fund ....................................................        15,801,083
Wilmington Municipal Bond Fund ..................................................................        11,491,513
Wilmington Large-Cap Strategy Fund ..............................................................        36,321,531
Wilmington Small-Cap Strategy Fund ..............................................................        12,040,386
Wilmington Multi-Manager International Fund .....................................................        48,341,601
Wilmington Multi-Manager Real Asset Fund ........................................................        21,717,824
Wilmington Aggressive Asset Allocation Fund .....................................................         5,894,031
Wilmington Conservative Asset Allocation Fund ...................................................         6,291,620
Wilmington Conservative Asset Allocation Fund ...................................................         6,291,620
                                                                                                      -------------
Total for all Funds .............................................................................     4,486,084,631
                                                                                                      =============

1. At the Meeting, the shareholders of each Fund approved the new investment advisory agreement between the Trust, on behalf of each Fund, and RSMC. The results of the voting for the proposal were as follows:

                                            Shares            Shares                Share           Broker
Fund                                      Voted For       Voted Against       Votes Abstained      Non-Votes
--------------------------------------   -------------    -------------       ---------------     ----------
Wilmington Prime Money
 Market Fund ........................    2,102,830,831       445,457              277,024         85,495,076
Wilmington U.S. Government
 Money Market Fund ..................    1,790,266,316             0                    0          6,846,504
Wilmington Tax-Exempt Money
 Market Fund ........................      265,090,107       200,821                    0          2,794,868
Wilmington Broad Market
 Bond Fund ..........................        6,009,643         5,004                8,418            183,022
Wilmington Short/Intermediate-
 Term Bond Fund .....................       12,534,155        62,092                8,619          2,578,674
Wilmington Municipal
 Bond Fund ..........................        8,706,947        24,224                9,860          2,054,878
Wilmington Large-Cap
 Strategy Fund ......................       31,006,808        49,211                7,912          3,732,596
Wilmington Small-Cap
 Strategy Fund ......................       10,790,076         9,149                    0            726,524
Wilmington Multi-Manager
 International Fund .................       42,439,100        54,136                6,927          3,843,568
Wilmington Multi-Manager
 Real Asset Fund ....................       17,590,323        23,336               12,256          1,845,785
Wilmington Aggressive Asset
 Allocation Fund ....................        5,054,413         5,004                8,418            672,445
Wilmington Conservative Asset
 Allocation Fund ....................        4,595,940         6,545                7,912            932,538

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   NOTICE TO SHAREHOLDERS (UNAUDITED) -- continued

2. At the Meeting, the shareholders of each Fund approved the new investment sub advisory agreement between the Trust, on behalf of each Fund, RSMC, and WTIM. The results of the voting for the proposal were as follows:

                                            Shares            Shares              Share             Broker
Fund                                       Voted For      Voted Against       Votes Abstained     Non-Votes
--------------------------------------   -------------    -------------       ---------------     ----------
Wilmington Prime Money
 Market Fund ........................    2,102,872,470          449,106               231,736     85,495,076
Wilmington U.S. Government
 Money Market Fund ..................    1,790,126,722                0               139,594      6,846,504
Wilmington Tax-Exempt Money
 Market Fund ........................      265,090,107                0               200,821      2,794,868
Wilmington Broad Market
 Bond Fund ..........................        6,009,643            5,004                 8,075        183,022
Wilmington Short/Intermediate-
 Term Bond Fund .....................       12,534,155           62,092                 8,619      2,578,674
Wilmington Municipal
 Bond Fund ..........................        8,706,947           24,224                 9,860      2,054,878
Wilmington Large-Cap
 Strategy Fund ......................       31,005,617           50,402                 9,724      3,732,596
Wilmington Small-Cap
 Strategy Fund ......................       10,790,076            9,149                     0        726,524
Wilmington Multi-Manager
 International Fund .................       42,439,100           54,136                 6,927      3,843,568
Wilmington Multi-Manager
 Real Asset Fund ....................       17,589,302           24,357                12,256      1,845,785
Wilmington Aggressive Asset
 Allocation Fund ....................        5,054,756            5,004                 8,075        672,445
Wilmington Conservative Asset
 Allocation Fund ....................        4,595,068            5,605                 9,724        932,538

3. At the Meeting, the shareholders of the Large-Cap Fund and the Small-Cap Fund each approved the new sub advisory agreement among the Trust, on behalf of the Large-Cap Fund and the Small-Cap Fund, RSMC and WTIM. The results of the voting for the proposal were as follows:

                                             Shares          Shares                Share           Broker
Fund                                       Voted For      Voted Against       Votes Abstained     Non-Votes
--------------------------------------   -------------    -------------       ---------------     ----------
Wilmington Large-Cap
 Strategy Fund ......................       31,007,368           48,651                 9,724      3,732,596
Wilmington Small-Cap
 Strategy Fund ......................       10,790,076            9,149                     0        726,524

4. At the Meeting, the shareholders of the Funds approved the election of Thomas Leonard as a member of the Board of Trustees1. The results of the voting were as follows:

                                  Shares                Shares              Share             Broker
                                 Voted For           Voted Against     Votes Abstained       Non-Votes
                               -------------         -------------     ---------------       ---------
WT Mutual Fund ............... 4,325,541,189            28,883,349                   0               0

-------------
1 Effective May 16, 2011, Mr. Leonard resigned from the Board of Trustees of WT Mutual Fund.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on January 10, 2011, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved a new investment advisory agreement between the Trust, on behalf of the Wilmington Broad Market Bond Fund, Wilmington Short/Intermediate-Term Bond Fund, and Wilmington Municipal Bond Fund (each a "series" or a "Fund"), and Rodney Square Management Corporation ("RSMC") (the "Advisory Agreement"), subject to approval by the shareholders of each Fund. The Trustees also unanimously approved a new sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") ("Sub-Advisory Agreement"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services, subject to approval by shareholders of each Fund. At a meeting of the Board of Trustees held on August 26, 2010, the Trustees had approved continuation of the prior agreements with RSMC and WTIM (the "Agreements") for an additional one-year period.

RSMC and WTIM were each a wholly-owned subsidiary of, and, therefore, under the control of Wilmington Trust Corporation ("Wilmington Trust"). On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. would be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

The Merger, which was completed on May 16, 2011, resulted in a change of control of each of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or a sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the existing advisory agreement and sub-advisory agreements terminated when the Merger was completed.

In order to ensure that each of the Funds would be provided with continuous investment advisory and sub-advisory services after the Merger, at the January 10, 2011 meeting, the Board approved the Advisory Agreement and Sub-Advisory Agreement, subject to shareholder approval and completion of the Merger.

Before considering the Advisory Agreement and Sub-Advisory Agreement, the Trustees requested information about the Merger and extensive materials related to the proposed approvals. In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered information provided by RSMC and WTIM in conjunction with the January 10, 2011 meeting and information previously provided by RSMC and WTIM at the August 26, 2010 meeting. To assist the Board in considering the Advisory Agreement and Sub-Advisory Agreement, RSMC and WTIM provided materials and information about Wilmington Trust and M&T, including written responses to the questions posed by the Trustees in their information request regarding the Merger and the resulting change of control. The Trustees considered information that RSMC and WTIM provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of the Funds, (iv) how the Funds are managed by

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- continued

RSMC and WTIM, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (x) RSMC's and WTIM's internal program for ensuring compliance with the Funds' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) RSMC's and WTIM's proxy voting policies, (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Funds, and (xiii) the Merger and the impact of the resulting change of control on the services provided by RSMC and WTIM. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Advisory Agreement and Sub-Advisory Agreement. In addition the Board consulted with legal counsel in executive session with respect to their review of the Advisory Agreement and Sub-Advisory Agreement and certain other considerations relevant to their deliberations on whether to approve the Advisory Agreement and Sub-Advisory Agreement.

At the in-person meetings on November 18, 2010 and January 10, 2011, the Board met with representatives of Wilmington Trust, RSMC and WTIM and discussed the Merger, including the background of and reasons for the Merger and M&T's general plans and intentions regarding RSMC, WTIM and the Funds following completion of the Merger. Representatives of RSMC, WTIM and Wilmington Trust responded to questions from the Board. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, certain employees and officers of RSMC and WTIM following completion of the Merger. In connection with the Trustees' review of the Advisory Agreement and Sub-Advisory Agreements, the representatives from RSMC, WTIM and Wilmington Trust emphasized that: (i) they expected that there will be no adverse changes as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services; (ii) no material changes in personnel or operations are currently contemplated in the operation of RSMC and WTIM as a result of the Merger and no material changes are currently contemplated in connection with third party service providers to the Funds; and (iii) RSMC has no present intention to alter the expense limitations and reimbursements currently in effect for the Funds.

In addition to the information provided by RSMC, WTIM and Wilmington Trust as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Advisory Agreement and Sub-Advisory Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and RSMC and WTIM, as provided in the Advisory Agreement and Sub-Advisory Agreement, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the potential for distribution of Fund shares through access to M&T's existing distribution channels; (ii) the reputation, financial strength, and resources of Wilmington Trust and M&T as represented in the financial statements of Wilmington Trust and M&T provided to the Trustees; (iii) the terms and conditions of the Advisory Agreement and Sub-Advisory Agreement, including that each Fund's

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- continued

contractual fee under the Advisory Agreement will remain the same; (iv) the Board's full annual review of the Agreements at their in-person meeting on August 26, 2010 as required by the 1940 Act and their determination at that time that (a) RSMC and WTIM had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to each Fund and (b) the advisory and sub-advisory fees paid by each Fund, taking into account any applicable fee limitations and breakpoints, represent reasonable compensation to RSMC and WTIM in light of the services provided, the costs to RSMC and WTIM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (v) the portfolio management teams for the Funds and the operations of RSMC and WTIM are not currently expected to change as a result of the Merger. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by RSMC and WTIM to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Advisory Agreement and Sub-Advisory Agreement will be substantially similar to the Agreements, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies, and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered RSMC's and WTIM's personnel and the depth of the RSMC's and WTIM's personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by RSMC, including that no material changes are currently expected as a result of the Merger in RSMC's and WTIM's personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by RSMC and WTIM are appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement,
(ii) that the quality of those services has been consistent with industry norms,
(iii) the Funds are likely to benefit from the continued provision of those services, (iv) RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and have demonstrated their continuing ability to attract and retain qualified personnel, (v) the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders is likely to continue under the Advisory Agreement and Sub-Advisory Agreement, and (vi) it is very unlikely that any "unfair burden" resulting from the Merger will be imposed on any of the Funds for the first two years following closing of the Merger because no adverse changes are expected as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of RSMC, WTIM and the Funds. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Agreements at

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- continued

the Board meeting held on August 26, 2010. At that meeting, the Trustees reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, one year, two years, three years, five years, and ten years. At their meeting on January 10, 2011, the Trustees updated their examination of the investment performance of each Fund and compared the performance of each Fund for the periods ended September 30, 2010. The Trustees considered the short-term and long-term performance of each Fund. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds was below the median of the peer group for certain periods (and outperformed the median of the peer group in other periods) and concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve. The Board also concluded that neither the Merger nor the Advisory Agreement and Sub-Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because
(i) RSMC, WTIM and Wilmington Trust do not currently expect the Merger to cause any material change to the Funds' portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving,
(ii) as discussed in more detail below, the Funds' expenses are not expected to increase as a result of the Merger, and (iii) there is not expected to be any "unfair burden" imposed on the Funds as a result of the Merger.

Comparative Expenses. RSMC and WTIM provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was below the median expense ratio of the Lipper Universe. The Trustees reviewed the services provided to the Funds by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered any direct or indirect revenues which would be received by affiliates of RSMC. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered whether the Merger and resulting change of control of RSMC and WTIM would impact the services currently being provided to the Funds. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Funds and services provided to the Funds as a result of the Merger.

Management Profitability. The Trustees also considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- continued

Funds, as well as their profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM) and certain of M&T's financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Trustees noted that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds, and the Trustees should be satisfied that RSMC's and WTIM's profits are sufficient to continue as healthy, on-going concerns generally and as investment adviser or sub-adviser of the Funds specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Trustees concluded that RSMC's and WTIM's fees and profits (if any) derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser and sub-advisers, the investment performance of the Fund and the expense limitations agreed to by RSMC.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of each Fund increase as a result of "breakpoint" reductions in the advisory fee rate at specific asset levels which are reflected in fee schedules to each of the Advisory Agreement and the WTIM Agreement. In addition, Trustees also considered RSMC's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base. The Trustees concluded that additional economies of scale could be achieved as a result of access to M&T's clients and distribution channels.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meeting and deliberating in executive session, the entire Board, including those Trustees who are not "interested persons" (as such term is defined in the 1940 Act), unanimously approved the Advisory and Sub-Advisory Agreement. The Board concluded that the advisory and sub-advisory fee rates under the Advisory Agreement and Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of such agreements is in the best interests of the shareholders of each Fund. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in August 2010 that the advisory and sub-advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds'respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that RSMC, WTIM and Wilmington Trust had represented that the overall expenses for each Fund are not expected to be adversely affected by the Merger. On that basis, the Trustees concluded that the total expense ratio and proposed advisory and sub-advisory fees for the Funds are acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

         Name and                        Position(s) Held
      Date of Birth,                        with Trust,                    Principal Occupation(s)
    Number of Funds in                  Term of Office and                 During Past Five Years,
       Fund Complex                       Length of Time                     Other Directorships
   Overseen by Trustee(1)                     Served                           Held by Trustee
---------------------------       -------------------------------   --------------------------------------
ROBERT J. CHRISTIAN(2)            Trustee                           Retired since February 2006; Executive
Date of Birth: 2/49                                                 Vice President of Wilmington Trust
                                  Shall serve until death,          Company from February 1996 to
12 Funds                          resignation or removal.           February 2006; President of Rodney
                                  Trustee since October 1998,       Square Management Corporation
                                  President and Chairman of         President of RSMC 2005 to 2006.
                                  ("RSMC") from 1996 to 2005; Vice
                                  the Board from October 1998
                                  to January 2006.

                                                                    FundVantage Trust (34 portfolios);
                                                                    Optimum Fund Trust (6 portfolios)
                                                                    (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

(2) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- continued

INDEPENDENT TRUSTEES

          Name and                      Position(s) Held
       Date of Birth,                     with Trust,                        Principal Occupation(s)
     Number of Funds in                Term of Office and                    During Past Five Years,
        Fund Complex                     Length of Time                        Other Directorships
    Overseen by Trustee(1)                   Served                              Held by Trustee
-----------------------------   --------------------------------   --------------------------------------------
ROBERT ARNOLD                   Trustee                            Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                                Co., Inc. (financial consulting) since 1989.

                                Shall serve until death,           First Potomac Realty Trust (real estate
12 Funds                        resignation or removal.            investment trust).
                                Trustee since May 1997.

DR. ERIC BRUCKER                Trustee                            Professor of Economics, Widener
Date of Birth: 12/41                                               University since 2002; formerly Dean,
                                Shall serve until death,           School of Business Administration of
12 Funds                        resignation or removal.            Widener University from 2001 to 2004.
                                Trustee since October 1999.
                                                                   None

NICHOLAS GIORDANO               Trustee and Chairman of            Consultant, financial services
Date of Birth: 3/43             the Board                          organizations from 1997 to present;
                                                                   Interim President, LaSalle University
12 Funds                        Shall serve until death,           from 1998 to 1999; President and Chief
                                resignation or removal.            Executive Officer, Philadelphia Stock
                                Trustee since October 1998.        Exchange from 1981 to 1997.

                                                                   Kalmar Pooled Investment Trust;
                                                                   The RBB Fund, Inc. (16 portfolios)
                                                                   (registered investment companies);
                                                                   Independence Blue Cross; IntriCon
                                                                   Corporation (industrial furnaces and
                                                                   ovens).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- continued

EXECUTIVE OFFICERS

                                         Position(s) Held
                                           with Trust,                         Principal Occupation(s)
                                        Term of Office and                     During Past Five Years,
       Name, Address and                  Length of Time                         Other Directorships
         Date of Birth                        Served                                    Held
-------------------------------  --------------------------------    -------------------------------------------
JOHN J. KELLEY                   President & Chief Executive         President of Rodney Square Management
1100 North Market Street         Officer                             Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                                 President of Wilmington Trust Investment
Date of Birth: 9/59              Shall serve at the pleasure of      Management, LLC ("WTIM") since
                                 the Board and until successor       2005; Member of the Board of Managers
                                 is elected and qualified.           of WTIM; Vice President of PNC Global
                                 Officer since September 2005.       Investment Servicing (U.S.), Inc. from
                                                                     January 2005 to July 2005; Vice President
                                                                     of Administration, 1838 Investment
                                                                     Advisors, LP from 1999 to 2005; Chief
                                                                     Compliance Officer, 1838 Investment
                                                                     Advisors, LP from 2004 to 2005.

                                                                     N/A

CLAYTON M. ALBRIGHT              Vice President                      Managing Director, Fixed Income
1100 North Market Street                                             Management, Wilmington Trust since
Wilmington, DE 19890             Shall serve at the pleasure of      2007; Director, Fixed Income Research
Date of Birth: 9/53              the Board and until successor       and Portfolio Manager, Wilmington Trust
                                 is elected and qualified.           from 1996 to 2007; Vice President,
                                 Officer since October 1998.         Rodney Square Management Corporation
                                                                     RSMC since 2001; Vice President
                                                                     of WTIM since 2006; Vice
                                                                     President, Wilmington Trust
                                                                     Company since 1997.

                                                                     N/A

JOSEPH M. FAHEY, JR.             Vice President                      Investment Adviser, WTIM since 2003;
1100 North Market Street                                             Vice President, RSMC since 1992.
Wilmington, DE 19890             Shall serve at the pleasure of
Date of Birth: 1/57              the Board and until successor       N/A
                                 is elected and qualified.
                                 Officer since November 1999.

JOHN C. MCDONNELL                Vice President, Chief               Director of Mutual Fund Administration,
1100 North Market Street         Financial Officer & Treasurer       WTIM, since October 2005; Audit and
Wilmington, DE 19890                                                 Assurance - Senior, Deloitte (public
Date of Birth: 4/66              Shall serve at the pleasure of      accounting) from September 2004 to
                                 the Board and until successor       October 2005; Mutual Fund
                                 is elected and qualified.           Administration, 1838 Investment
                                 Officer since November 2005.        Advisors, LP from March 1999 to
                                                                     September 2004.

                                                                     N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS
  TRUSTEES AND OFFICERS -- continued
EXECUTIVE OFFICERS (CONTINUED)

                                     Position(s) Held
                                       with Trust,                       Principal Occupation(s)
                                    Term of Office and                   During Past Five Years,
     Name, Address and                Length of Time                       Other Directorships
       Date of Birth                      Served                                  Held
----------------------------  ------------------------------   -------------------------------------------
ANNA M. BENCROWSKY            Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street      Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Money Laundering Officer
Wilmington, DE 19890                                           Vice President and Chief Compliance
Date of Birth: 5/51                                            Officer, RSMC since 2004; Vice
                              Shall serve at the pleasure of   President and Chief Compliance Officer,
                              the Board and until successor    1838 Investment Advisors, LP from
                              is elected and qualified;        1999 to 2004.
                              Officer since September 2004.

                                                               N/A

EDWARD W. DIFFIN, JR.         Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                       Administration of WTIM since November
Wilmington, DE 19890          Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52           the Board and until successor    November 2005 to November 2006; Vice
                              is elected and qualified;        President and Senior Counsel of Merrill
                              Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                               N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                           WT MUTUAL FUND
                           PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with the recent Securities and Exchange Commission ("SEC") revision to Regulation S-P.

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

TRUSTEES                                     OFFICERS
----------------------                       -------------------------------------------
Nicholas A. Giordano                         John J. Kelley
Chairman of the Board                        President & Chief Executive Officer

                                             John C. McDonnell
Robert H. Arnold                             Vice President, Chief Financial Officer
                                             & Treasurer

Dr. Eric Brucker
                                             Edward W. Diffin Jr.
                                             Vice President & Secretary
Robert J. Christian
                                             Clayton M. Albright
                                             Vice President

                                             Joseph M. Fahey Jr.
                                             Vice President

                                             Anna M. Bencrowsky
                                             Vice President, Chief Compliance Officer &
                                             Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Funds - Institutional and A Shares.

WILMINGTON
     FUNDS                                                      FIXED_ANN_6/11

                                                                  STRATEGY FUNDS
                                                                             AND
                                                             MULTI-MANAGER FUNDS

                                                   ANNUAL REPORT | June 30, 2011

                                                              LARGE-CAP STRATEGY
                                                              SMALL-CAP STRATEGY
                                                                   INTERNATIONAL
                                                                      REAL ASSET

                                                                          [LOGO]

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

CONTENTS                                                                        page
President's Message                                                               4
Expense Disclosure                                                               19
Disclosure of Portfolio Holdings                                                 21
Investments                                                                      23
Financial Statements                                                            133
Financial Highlights                                                            141
Notes to Financial Statements                                                   148
Report of Independent Registered Public Accounting Firm                         164
Tax Information                                                                 165
Notice to Shareholders                                                          165
Evaluation and Approval of New Investment Advisory and Sub-Advisory Agreements  169
Trustees and Officers                                                           177

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

Barclays Capital Intermediate U.S. Corporate Index is an unmanaged index of USD-denominated, investment grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.

Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

Barclays Capital U.S. Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.

Barclays Capital World Government Inflation-Linked Bond Index measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise.

Barclays Capital Emerging Market Government Inflation-Linked Bond Index measures the total return performance of inflation-linked bonds from the major emerging market countries. The index includes government debt, i.e., direct obligations of the state issuer. Quasi-government and corporate debt is not included in the index.

Deutsche Bank Liquid Commodity Index-Optimum YieldTM reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

Deutsche Bank Liquid Commodity Index-Optimum Yield-Diversified Excess ReturnTM reflects the performance of a basket of futures contracts relating to 14 of the most heavily traded and imported physical commodities. The commodities included in the Index are: WTI crude oil, Brent crude oil, heating oil, RBOB gasoline, natural gas, gold, silver, aluminum, zinc, copper grade A, corn, wheat, soybeans and sugar.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

Dow Jones-UBS Commodity Index(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

MSCI All Country World ex-US Index (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EAFE(R) Growth and Value Indices (Europe, Australasia, Far East) are free float-adjusted market capitalization indices that are designed to measure equity market performance of developed markets, excluding the U.S. & Canada. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI EAFE Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

MSCI Emerging Markets Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 2010, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the U.S. market. As of May 2010, the MSCI World ex-US Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI World ex-US Growth and Value Indices are free float-adjusted market capitalization weighted indices that are designed to measure the equity market performance of developed markets excluding the U.S. market. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of the MSCI World ex-US Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MSCI World ex-US Small-Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the smaller capitalized equity market performance of developed markets excluding the U.S. market.

Russell 3000(R)Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000(R)Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000(R)Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000(R)Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000(R)Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Russell 2000(R)Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000(R)Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap(R)Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Standard & Poor's 500 Index (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The S&P SmallCap 600(R)Index is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P Developed Property Index defines and measures the investable universe of publicly traded property companies in developed global markets.

Barclays Capital Intermediate U.S. Corporate Index, Barclays Capital Intermediate U.S. Government/Credit Index, Barclays Capital U.S. Corporate High-Yield Index, Barclays Capital World Government Inflation-Linked Bond Index, Barclays Capital Emerging Market Government Inflation-Linked Bond Index (C) Barclays Capital.

Deutsche Bank Liquid Commodity Index-Optimum Yield(TM) and Deutsche Bank Liquid Commodity Index-Optimum Yield-Diversified Excess Return(TM) are trademarks of Deutsche Bank AG.

The Dow Jones-UBS Commodity Index(SM) is a trademark of Dow Jones & Company,
Inc.

EAFE and MSCI are trademarks of Morgan Stanley Capital International.

Russell 1000(R), Russell 2000(R), Russell 3000(R)and Russell Midcap(R)are trademarks of the Frank Russell Company.

S&P Indices are a registered trademark of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

      PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

      Virtually all major equity indices posted positive returns for the Strategy and Multi-Manager Funds' fiscal year ended June 30, 2011. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned +32.4%, +31.9%, and +37.4% respectively. International equity benchmarks also posted gains, with the MSCI All-Country World (Net) ex-US Index returning +29.7% for the year.

      Risk was rewarded in fixed income markets during the year, as spreads narrowed and investment- and speculative-grade corporate segments outperformed broad bond market indices. Speculative-grade corporate bonds, as measured by the Barclays Capital US Corporate High-Yield Index, returned +15.6% for the 12 months ended June 30. The Barclays Capital US Intermediate Corporate Index returned +6.4%, while the Barclays Capital US Intermediate Government Index posted a +2.7% gain.

      The fiscal year's broad-based gains are even more impressive when considering they were accomplished in an environment marked by a continuation of old challenges, and the introduction of some new ones. In the U.S., economic growth had waned at the entry point of the fiscal year, with real GDP growth of just 1.7% to end the second quarter of 2010. The housing market has displayed few signs of recovery and, at best, is viewed as bouncing on the bottom. The unemployment rate has held stubbornly at or above the 9% level, and is increasingly becoming a political issue at this stage of the recovery. On the positive side, corporate profits have remained strong, and corporate cash balances remain near all-time highs.

      Against this backdrop, the administration was motivated to provide additional stimulus with measures spanning policy and politics. November 2010 marked the rollout of another round of quantitative easing (QE2), and the extension of the Bush tax cuts in mid-December set the stage for a cheerful market environment entering 2011. Plans for the quantitative easing program were originally described by the Federal Reserve's chairman, Mr. Bernanke, at a speech in August 2010, and risky assets rose in anticipation of the program through the second half of 2010.

      International markets participated in the fiscal year's gains, with performance and issues differentiated globally. The on-again off-again sovereign debt issues that have plagued Europe continued through the year, but were navigated to the satisfaction of the market. In policy moves that have now become embodied by the popular term "kick the can", eurozone policy makers have managed to avoid default of troubled perimeter members, but without the benefit of a long-term solution. European markets, as measured by the MSCI Europe Index, returned +36% for the year ended June 30, 2011. This return, in U.S. dollars, was enhanced by an 18% appreciation of the euro versus the U.S. dollar during the period.

      The tragic earthquake and subsequent tsunami that devastated Japan in March 2011 were key elements feeding a diminished global growth outlook for the balance of the year. Japan is a major supplier to the global economy, particularly in the automotive and technology sectors. Fortunately, in a testimony to the resilience of the Japanese people, the nation's productive capacity seems to be recovering more quickly than originally anticipated.

      Geopolitical issues also contributed to uncertainty in the global markets, beginning with the January 2011 uprising in Egypt. The uprising in Egypt inspired other protests across the Middle East, with the contagion eventually landing in Libya. Not surprisingly, oil markets were rankled, with crude prices spiking to levels in excess of $110 per barrel. A global economy characterized by fragile growth is ill-equipped to shoulder the burden of spiking energy prices. While the oil supply gap resulting from the situation in Libya has largely been filled by other suppliers, oil prices remain elevated, and an unwelcome impediment to growth.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

      China's attempt to manage the growth of its economy and control inflation is arguably the most significant watch item on the global economic stage. China has been a strong and steady source of demand through the recent downturn, and over-constraining the economy would certainly have a negative impact on global growth. Concerns related to China's tightening were reflected in the pullback in commodities prices during the second quarter of 2011. Commodities, as measured by the Dow Jones-UBS Commodity Index, returned -6.7% in the quarter ended June 30, 2011.

      After a reasonably strong start to 2011, challenges to growth remain, with many global economic issues being managed but not solved. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON LARGE-CAP STRATEGY FUND

      The Large-Cap Strategy Fund follows the tactical asset allocation advice of the Wilmington Trust Investment Strategy Team ("IST"). Their advice is constructed from a combination of momentum models, relative valuation models and IST member insights. The momentum models attempt to determine market sentiment by evaluating recent market movements. Relative valuation models aim to identify which market segments may be 'cheap' or 'rich' compared to the overall market. Together, these models provide signals which the team members then determine, based on their investment experience, whether or not to implement.

      The Institutional Shares of the Wilmington Large-Cap Strategy Fund (the "Fund") trailed the Russell 1000 Index for the year ended June 30, 2011, returning +31.24% as compared with a return of +31.93% for the index over the same period1,2. The Russell 1000 Index consists of the largest 1000 securities in the Russell 3000 Index and is reconstituted annually to ensure new and growing equities are reflected.

      The Fund began the third quarter of 2010 with a 50% value/50% growth target. The IST recommended keeping the style-tilt neutral to the Russell 1000 benchmark throughout the quarter. Therefore, the Fund's performance was not impacted by tactical asset allocation calls. The Russell 1000 Value Index returned +10.1% and the Russell 1000 Growth Index returned +13.0% for the third quarter of 2010.

      The Fund began the fourth quarter at 50% value/50% growth. However, at the October IST meeting, the models and members agreed to overweight growth for domestic large-cap assets. The target weights were adjusted from core, where the targets are neutral and neither value nor growth stocks are favored, to a blended target of 40% value and 60% growth. The Fund was rebalanced to the new target weights at the end of October. Growth stocks outperformed value stocks in November, adding +0.15% to relative return. In December, the Fund remained positioned at 40% value/60% growth. Value stocks outperformed in December resulting in -0.24% of relative return. For the quarter, IST allocation advice had a -0.1% impact on relative return. The remaining 0.2% of fourth quarter underperformance was attributable to cash drag, expenses and trading costs. Securities lending had no impact on fourth quarter 2010 return.

      The Fund began the first quarter of 2011 positioned to track 35% value/65% growth. In January, growth stocks outperformed value by a small margin, adding just under +0.10% to excess return. The Fund

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

(2) The Fund experienced relatively high performance due to market conditions that may not be sustainable or repeated over time.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS held the same tilt toward growth in February. During February, value stocks outperformed detracting -0.10% from relative return. The Fund began the month of March with the 65% tilt toward growth. In March, the IST voted to remove the growth tilt in the domestic large-cap space. This decision was consistent with the neutral signal from the tactical models and the team's concern for the growth-heavy technology sector which was anticipated to be negatively impacted by the earthquake, tsunami and nuclear reactor damage in Japan. The target weights were adjusted to 50% value/50% growth and on March 16 the Fund's portfolio was rebalanced to track the Russell 1000 (Core) Index. Prior to the rebalance, value stocks outperformed and the tactical overweight to growth detracted -0.10% from excess return. For the quarter, IST tactical asset allocation advice had a -0.10% impact on relative return. Securities lending had no impact on first quarter 2011 return.

      The Fund tracked the large-cap core index for the entire second quarter of 2011. The Russell 1000 Value Index returned -0.5% and the Russell 1000 Growth Index returned +0.8%. The Fund's passive portfolio replicated the Core Index return. Securities lending had no impact on relative return.

      The following graph and performance table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index.

                       WILMINGTON LARGE-CAP STRATEGY FUND
 COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT (UNAUDITED)

BOP82609 Large Cap Strategy Fund

            Russell 1000    S&P 500    Large Cap
---------   ------------   ---------   ---------
 7/1/2003       $500,000    $500,000    $500,000
6/30/2004       $597,400    $595,600    $565,923
6/30/2005       $644,714    $633,266    $609,754
6/30/2006       $703,280    $687,942    $649,180
6/30/2007       $846,988    $829,479    $768,953
6/30/2008       $742,300    $720,651    $686,291
6/30/2009       $544,158    $531,738    $487,712
6/30/2010       $627,088    $608,468    $537,849
6/30/2011       $827,346    $795,218    $705,873

           Past performance is not predictive of future performance.

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the period July 1, 2003, commencement of operations, through June 30, 2011, compared to the performance of the Fund's benchmark Indices for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional annual expenses such as a 0.25% distribution fee (12b-1). The graph does not reflect the deduction of taxes a shareholder would pay on Fund distributions and redemptions of Fund Shares.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

                 WILMINGTON LARGE-CAP STRATEGY FUND (UNAUDITED)

                                                Average Annual Total Returns
                                             for the year ended June 30, 2011
                                        -------------------------------------------
                                                            Since         Since
                                        1 Year  5 Years  Inception(1)  Inception(2)
                                        ------  -------  ------------  ------------
Large-Cap Fund
    -- Institutional Shares             31.24%   1.69%       4.40%         N/A
    -- A Shares (with sales charge)(3)  25.48%   0.65%        N/A         0.79%
    -- A Shares at NAV                  30.00%   1.37%        N/A         1.44%
Russell 1000 Index                      31.93%   3.30%       6.50%        3.35%
S&P 500 Index                           30.69%   2.94%       5.97%        3.00%

----------
Fund Expense Ratios(4): Institutional Shares -- 0.80% (gross) & 0.25% (net), A Shares -- 1.05% (gross) & 0.50% (net)

A Shares commenced operations on December 20, 2005. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through June 30, 2011.

(2) The Since Inception returns shown for the A Shares and the indices are for the period December 20, 2005, commencement of operations for the A Shares, through June 30, 2011.

(3) Performance reflects the deduction of the 3.50% maximum front-end sales charge.

(4) The expense ratios shown are from the most recent prospectus dated November 1, 2010. Net expenses are reduced by a contractual fee waiver agreement and gross expenses do not reflect the fee waiver. This contractual fee waiver agreement will remain in place through October 31, 2011, unless the Board of Trustees approves its earlier termination.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

WILMINGTON SMALL-CAP STRATEGY FUND

      The Small-Cap Strategy Fund follows the tactical asset allocation advice of the Wilmington Trust Investment Strategy Team ("IST"). Their advice is constructed from a combination of momentum models, relative valuation models and IST member insights. The momentum models attempt to determine market sentiment by evaluating recent market movements. Relative valuation models aim to identify which market segments may be 'cheap' or 'rich' compared to the overall market. Together, these models provide signals which the team members then determine, based on their investment experience, whether or not to implement.

The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned +36.96% for the period July 1, 2010 through June 30, 2011, slightly underperforming the return of +37.41% for the Fund's benchmark, the Russell 2000 Index(1),(2). The Fund strives to exceed the performance of the Russell 2000 Index through tactical investment tilts and to maintain an expense ratio comparable to purely passive strategies. We expect the returns of the Fund to closely track those of the Russell 2000 Index; however, if the Fund's tactical allocations are unsuccessful the Fund's performance may be below that of the Russell 2000 Index. The Fund also participates in securities lending.

      The Fund began the third quarter of 2010 neutral to the Russell 2000 benchmark. The IST kept the style-tilt neutral to the Russell 2000 benchmark throughout the entire fiscal year. Therefore the Fund's performance was not impacted by tactical asset allocation calls. The Fund was essentially replicating the Russell 2000 and slightly underperformed the index by 45 basis points during the twelve month period. Half of the underperformance was due to the fund expenses and half was attributable to trading costs and residuals. The Russell 2000 Value Index returned +31.4% and the Russell 2000 Growth Index returned +43.5% over the twelve month period ending June 30, 2011. The Fund added 0.15% to relative return from securities lending.

      At the end of June, the IST recommended maintaining the neutral stance on style. The Fund is positioned to track the Russell 2000 Index; however, there can be no assurance that the Fund's investment performance will equal or approximate that of the benchmark. The IST and Investment Research Team are evaluating additional tactics which can be used to help improve the risk-adjusted return of the Fund.

      The following graph and performance table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index.

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional shares. The performance of A shares are lower than Institutional shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

(2) The Fund experienced relatively high performance due to market conditions that may not be sustainable or repeated over time.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

                       WILMINGTON SMALL-CAP STRATEGY FUND
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT (UNAUDITED)

BOP82609 Small Cap Strategy Fund


            Russell 2000    S&P 500    Small Cap
---------   ------------   ---------   ---------
 7/1/2003        500,000     500,000     500,000
6/30/2004        666,847     676,263     640,000
6/30/2005        729,839     767,222     712,254
6/30/2006        836,224     874,035     786,439
6/30/2007        973,654   1,014,230     899,830
6/30/2008        815,977     865,472     736,717
6/30/2009        611,889     646,382     532,499
6/30/2010        743,323     799,216     646,827
6/30/2011      1,021,380   1,095,150     885,894

            Past performance is not predictive of future performance.

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the period July 1, 2003, commencement of operations, through June 30, 2011, compared to the performance of the Fund's benchmark Indices for the same period. Ending values and total returns shown in the table assume the reinvestment of all distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

                 WILMINGTON SMALL-CAP STRATEGY FUND (UNAUDITED)

                                          Average Annual Total Returns
                                        for the year ended June 30, 2011
                                        --------------------------------
                                                             Since
                                        1 Year   5 Years   Inception(1)
                                        ------   -------   -------------
Small-Cap Strategy Fund
    -- Institutional Shares             36.96%    2.41%        7.41%
Russell 2000 Index                      37.41%    4.08%        9.34%
S&P SmallCap 600 Index                  37.03%    4.61%       10.30%

----------
Fund Expense Ratios(2): Institutional Shares -- 1.07% (gross) & 0.25% (net)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

(1) The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through June 30, 2011.

(2) The expense ratios shown are from the most recent prospectus dated November 1, 2010 as restated February 17, 2011. Net expenses are reduced by contractual fee waiver agreement and gross expenses do not reflect the fee waivers. This contractual fee waiver agreement will remain in place through October 31, 2011, unless the Board of Trustees approves its earlier termination.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

      The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned +29.78% for the fiscal year July 1, 2010 through June 30, 20111,2. The Fund's benchmark, the MSCI All Country World ex-US Index ("MSCI ACWI ex-US") returned +29.73% over the same time period. The MSCI ACWI ex-US is a free float-adjusted market capitalization index that is designed to measure developed and emerging market equity performance, excluding the U.S. market. Both the tactical asset allocation decisions and overall manager selection had modest positive effects.

      Developed large-cap equities returned +30.3% during the period as measured by the MSCI World (ex-US) Net Index. The European region posted a +36.0% return due in large part to the performance of Germany (+45.9%) and France (+42.1%), two of the largest countries in the region. Meanwhile, the Pacific region only returned +20.9% as the region lagged on a relative basis primarily due to the returns in Japan (+13.0%), as the country continues to rebuild after the natural disasters that occurred in March.

      Emerging market equities returned +27.8% during the period as measured by the MSCI Emerging Markets Net Index. The Europe and Middle East region was the best performing emerging markets region in the period, returning +40.6%, on the strength of the performance in Russia (+44.5%) which benefited from a rally in commodity prices. Emerging Asia returned +25.7% despite poor relative results from China (+12.5%) and India (+8.0%), two countries that are having issues with high food inflation. The only emerging market that finished in negative territory for the period was Egypt (-12.0%) as investors fled when the uprisings started to occur back in January.

      The U.S. dollar experienced weakness during the period against all major world currencies. The Euro gained over 18%, the Swiss Franc appreciated 28%, and the Australian dollar was up over 26%. The overall impact of currency fluctuations between the U.S. dollar and developed country currencies was to increase the dollar-denominated returns of developed market equities by more than 16% in the period. In addition, the impact of U.S. dollar weakness versus emerging market currencies was to increase the dollar-denominated returns of emerging market equities by 11% during the period.

      Value stocks in developed markets slightly underperformed growth stocks as the MSCI World (ex-US) Value Net Index returned +29.4% and the MSCI World (ex-US) Growth Net Index returned +31.2%. Along the market capitalization dimension, small-caps (MSCI World ex-US Small-Cap Net Index, +37.1%) outperformed large-caps (MSCI World ex-US Net Index, +30.3%) by nearly +7% during the period.

      The Fund began the period with a 40% allocation to emerging market equities before Wilmington Trust Investment Management ("WTIM") made an asset allocation decision to reduce the emerging markets weight (the MSCI All Country World ex-US Net Index had an average 23% allocation to emerging markets) in late October to 30%. During this time period, the significant overweight allocation to emerging markets had a modest positive effect on the Fund's relative performance. With the reduction to emerging markets, the flexibility to continue to have two separate emerging market sub-advisers was greatly diminished. It was decided to reduce the assets managed by Principal Global Investors to zero and to continue with one active emerging market sub-adviser, Parametric Portfolio Associates ("Parametric"), which not only invests in emerging markets but also in frontier markets that are not in the emerging

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

(2) The Fund experienced relatively high performance due to market conditions that may not be sustainable or repeated over time.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS markets benchmark index. Concurrent with the reduction to emerging markets was a corresponding increase to developed markets and it was decided to fund the passive developed market index account managed by Parametric that was previously unfunded for six months. The Fund continued to allocate 30% to emerging markets until February when that weight was slightly reduced to 27%. The performance of emerging markets in the last six months of the period trailed the performance of developed markets (MSCI Emerging Markets Net Index returned +0.9% and the MSCI World ex-US Net Index returned +4.7%) and had a modest negative effect on the Fund's relative performance.

      The Fund began the period with a 13% allocation to developed market small-cap equities that are not part of the Fund's main benchmark index. With a brief three-month exception during the months of November through January when the allocation was reduced by one-half, the 13% allocation to developed market small-cap equities was constant. The tactical allocation to developed small-caps had a meaningful positive effect on the Fund's excess returns as developed small-caps outperformed large-caps as noted before.

      The Fund started the period with an equal-weighted allocation between developed market large-cap value and growth before WTIM made a tactical decision in November to shift to an allocation of 42% value and 58% growth. The tactical allocation to overweight growth had a modest positive effect on the Fund's excess returns as growth outperformed value as noted before.

      The Fund currently has assets allocated to four active investment managers: Goldman Sachs Asset Management ("GSAM"), Artio Global Investors ("Artio"), Dimensional Fund Advisors ("DFA"), and Parametric.

      The developed country large-cap value portfolio managed by DFA had a meaningful positive impact on the Fund's excess returns as the portfolio returned more than +4% more than the MSCI World ex-US Value Net Index. DFA's strategy to overweight high book-to-price stocks had a modest positive effect on relative performance that was further enhanced by an underweight allocation to utilities and an overweight allocation to materials. On a country basis, overall positive stock selection occurred in Continental Europe, UK/Ireland, and Japan.

      The emerging markets portfolio managed by Parametric had a modest positive effect on the Fund's excess returns as the portfolio performed +1% better than the MSCI Emerging Markets Net Index. The key positive contributing factor was a structural underweight to China, the largest benchmark weight country. While the MSCI Emerging Markets Net Index returned +27.8% for the period, China only posted a +12.5% return over the same time frame. Structural underweight allocations in India and Brazil also had positive effects.

      The quantitative developed country large-cap portfolio managed by GSAM performed in line with its developed market large-cap growth benchmark. GSAM's quantitative CORE (Computer-Optimized, Research-Enhanced) investment philosophy is predicated on three ideas: fundamentals drive alpha, risk management helps add value, and lower trading costs mean higher portfolio returns. Returns to the investment themes were positive overall as valuation was the best performing theme followed by momentum and profitability. Stock selection among countries was mixed overall as holdings in Australia and Belgium were most successful while stock picks in the UK and Canada lagged. From a sector perspective, stock selection was somewhat positive as holdings in financials and materials sectors outpaced but selection in technology and healthcare sectors trailed. On an individual stock level, overweight positions in Rio Tinto, Suedzuker and Koninklijke were most successful. Meanwhile, overweight positions in Ricoh and Nippon Express as well as, an underweight position in Bayerische Motoren Werke detracted most from the portfolio's relative performance.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

      The fundamental core portfolio managed by Artio trailed its MSCI World ex-US Net Index benchmark by nearly 6% as a higher than normal cash position weighed materially on the portfolio's relative performance. The portfolio's large position in gold mining stocks also had a meaningful negative effect as those stocks failed to keep pace with their materials sector brethren despite the continued upward trend of the underlying commodity. While the portfolio's holdings in Taiwan, Korea and Russia proved positive, they were not enough to compensate for underperformance in China, India and Brazil. Within developed markets, the portfolio was also impacted by underperformance in financials. The largest positive contributors to performance included an underweight to Japan and strong results within developed market industrials, including airports.

      The following graph and performance table compares the performance of the Fund with that of the MSCI All Country World Index ex-US ("MSCI ACWI ex-US").

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
 COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT (UNAUDITED)

BOP82609 Wilmington Multi-Manager International Fund-PAGE 13

6/30/2001       $500,000    $500,000
6/30/2002       $457,780    $428,491
6/30/2003       $436,745    $391,705
6/30/2004       $576,634    $505,755
6/30/2005       $671,583    $588,769
6/30/2006       $858,955    $745,946
6/30/2007     $1,113,360    $974,012
6/30/2008     $1,039,450    $871,887
6/30/2009       $718,065    $585,777
6/30/2010       $792,959    $662,514
6/30/2011     $1,028,072    $859,811

           Past performance is not predictive of future performance.

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the ten year period ended June 30, 2011, compared to the performance of the Fund's benchmark index for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional annual expenses such as a 0.25% distribution fee (12b-1). A Shares commenced operations on December 20, 2005. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

            WILMINGTON MULTI-MANAGER INTERNATIONAL FUND (UNAUDITED)

                                               Average Annual Total Returns
                                             for the year ended June 30, 2011
                                        --------------------------------------------
                                                                           Since
                                        1 Year   5 Years    10 Years    Inception(1)
                                        ------   -------   ----------   ------------
International Fund
    -- Institutional Shares             29.78%    2.88%       5.57%         N/A
    -- A Shares (with sales charge)(2)  24.95%    1.93%        N/A         3.56%
    -- A Shares at NAV                  29.57%    2.66%        N/A         4.23%
MSCI ACWI ex-US                         29.73%    3.67%       7.48%        2.81%

----------
Fund Expense Ratios(3): Institutional Shares -- 1.44% (gross & net), A Shares -- 1.69% (gross & net)

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

Investing in foreign securities may involve certain additional risk, including, but not limited to, exchange rate fluctuations, less liquidity, greater volatility, less regulation and more political and economic instability.

(1) The Since Inception return is not provided for share classes that are more than ten years old. The Since Inception returns shown for A Shares and the index are for the period December 20, 2005, commencement of operations for the A Shares, through June 30, 2011.

(2) Performance reflects the deduction of the 3.50% maximum front-end sales charge.

(3) The expense ratios shown are from the most recent prospectus dated November 1, 2010.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

WILMINGTON MULTI-MANAGER REAL ASSET FUND

      For the period July 1, 2010 through June 30, 2011, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund ("the Fund") returned +21.70% compared to a return of +21.78% for the blended benchmark1. The blended benchmark is a blend of 40% Barclays Capital World Government Inflation Linked Bond ("ILB") Index (hedged, USD), 30% S&P Developed Property Index, and 30% Dow Jones-UBS Commodity Index ("DJUBSCI") from July 1, 2010 through December 31, 2010. On January 1, 2011, the blended benchmark was changed to a mix of 50% Barclays Capital World Government ILB Index (hedged, USD), 35% S&P Developed Property Index, and 15% DJUBSCI. During the 12-month period, the Fund's managers/investments added value, while fees and the asset allocation shifts made during the second half of the period offset the value added.

      The Fund maintained an allocation in line with its blended benchmark until January 1, 2011, at which point a 10% tactical underweight to global ILBs, a 5% tactical underweight to global real estate securities, and a 15% overweight to commodities was implemented. The overweight to global real estate securities was removed at the beginning of March 2011 and at that time the overweight to commodities was reduced to 10%. In aggregate, the tactical tilts detracted approximately -80 basis points (-0.80%) from the Fund's excess return during the 12-month period.

      Over the 12-month period, real yields fell across most major developed ILB markets due to slower-than-expected economic growth. Additionally, inflation expectations (as measured by breakeven inflation) generally increased during this time. These two effects led to global ILBs, as measured by the Barclays Capital World Government ILB Index (hedged, USD), gaining +6.5%. The portfolio of global developed-and emerging-market ILBs managed by Pacific Investment Management Company ("PIMCO") outperformed its blended benchmark during this time (+7.7% vs. +6.6%). PIMCO's blended benchmark consists of 85% Barclays Capital World Government ILB Index and 15% Barclays Capital Emerging Market Government ILB Index. The PIMCO portfolio benefited from a variety of positions including overweight allocations to Canadian, Australian, and Brazilian ILBs, and tactical exposures to emerging market currencies, investment-grade corporate bonds, and non-agency mortgage-backed securities. The portfolio of global, developed-market ILBs managed by HSBC Global Asset Management ("HSBC," known prior to July 1, 2011 as Sinopia Asset Management) also fared well during the period, gaining +6.8%. The HSBC portfolio outperformed the Barclays Capital World Government ILB Index due primarily to its overweight allocation to U.S. and Japanese ILBs (at the expense of Eurozone ILBs). Japanese ILBs rallied strongly in the second half of 2010 (helped by a stronger inflation outlook and Bank of Japan buybacks), while U.S. ILBs fared well during the first half of 2011 (helped by higher-than-expected headline inflation, as well as Fed buybacks).

      During this time, global real estate securities experienced strong performance, gaining +34.1% as measured by the S&P Developed Property Index. A weakening of the U.S. dollar benefited U.S.-based investors, as the currency impact from having unhedged exposure to global real estate securities contributed nearly nine percentage points (of the +34.1% reported). Additionally, improving property fundamentals (occupancy rates, balance sheets, interest rates, etc.) -- as well as robust growth in the Asian (ex-Japan) markets and a fragile recovery in the North American and European markets -- supported returns during this time. The portfolio of global real estate securities managed by EII Realty Securities ("EII") managed to outpace the benchmark (+36.4% vs. +34.1%), helped by strong stock selection globally but most particularly in Hong Kong and the United Kingdom. The portfolio of global real estate securities managed by CBRE Clarion Securities ("CBRE," known prior to July 1, 2011 as ING Clarion

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

Real Estate Securities) returned +33.4% during the 12-month period. The CBRE portfolio's relative performance was hurt by country allocation decisions in Europe and Asia, which offset the positive impact that stock selection had to the portfolio.

      Finally, commodities, as measured by the DJUBSCI, gained 25.9% over the last 12 months. During this time, there were very wide dispersions among the returns of the various commodities: cotton and sugar fared the best (both gaining an astounding +98%), while natural gas fared the worst (-29%). The PIMCO CommodityRealReturn Fund (the "PIMCO Fund") gained +34.7%, significantly outpacing the DJUBSCI. The PIMCO Fund invests in derivative securities linked to commodity indices, while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's excess return, therefore, is primarily attributable to the collateral portfolio beating the return on T-Bills, which is the implied collateral return for the DJUBSCI. The Credit Suisse Commodity Return Strategy Fund has a similar structure as the PIMCO Fund, but instead of investing the collateral primarily in domestic ILBs, it invests primarily in enhanced cash securities. During the last 12 months, the Credit Suisse Fund modestly outperformed the DJUBSCI (+27.5% vs. +25.9%). The Fund had exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield Diversified ("DBLCIOY Diversified") via exposure to the PowerShares DB Commodity Index Tracking Fund and a structured note. During the period, the DBLCIOY Diversified gained +34.1%. The dynamic method of rolling expiring futures contracts that the DBLCIOY Diversified employs added value during this time, as did its strategic underweight to natural gas and overweight to sugar.

      The following graph and performance table compares the performance of the Fund with that of the Barclays Capital World Government Inflation-Linked Bond Index ("Barclays GILB Index"), S&P Developed Property Index and the Fund's blended benchmarks.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

 COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT (UNAUDITED)

Barclays Global ILB S&P Developed Property Blended Index* Old Blended Index Multi-Man

 7/1/2003       $500,000     $500,000   $500,000   $500,000     $500,000
6/30/2004       $516,888     $679,227   $575,450   $575,450     $597,004
6/30/2005       $567,517     $888,828   $668,788   $668,788     $776,088
6/30/2006       $569,138   $1,107,550   $725,936   $725,936     $904,016
6/30/2007       $585,429   $1,390,390   $774,051   $774,051     $948,227
6/30/2008       $656,937   $1,098,820   $860,698   $860,698   $1,159,400
6/30/2009       $659,567     $709,143   $684,139   $684,139     $851,171
6/30/2010       $715,828     $888,183   $765,551   $765,551     $908,710
6/30/2011       $762,493   $1,190,820   $932,306   $922,115   $1,105,900

           Past performance is not predictive of future performance.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

----------
The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Fund for the period July 1, 2003, commencement of operations, through June 30, 2011, compared to the performance of the Fund's benchmark indices for the same period. Returns for the A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional annual expenses such as a 0.25% distribution fee (12b-1). A Shares commenced operations on December 20, 2005. Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

* Blended Index is currently comprised of 50% Barclays GILB Index, 35% S&P Developed Property Index and 15% Dow Jones-UBS Commodity Index. For the period Jan. 1, 2009 to Jan. 1, 2011, the blended index was comprised of 40% Barclays GILB Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index. Prior to 1/1/09, the Blended Index was comprised of 50% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 30% FTSE NAREIT Equity REITs Index and 20% Dow Jones-UBS Commodity Index.

** The Old Blended Index was comprised of 40% Barclays Global ILB Index, 30% S&P Developed Property Index and 30% Dow Jones-UBS Commodity Index. Prior to 1/1/09 the Blended Index comprised of 50% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 30% FTSE NAREIT Equity REITs Index and 20% Dow Jones AIG Commodity Index.

              WILMINGTON MULTI-MANAGER REAL ASSET FUND (UNAUDITED)

                                                    Average Annual Total Returns
                                                  for the year ended June 30, 2011
                                            -------------------------------------------
                                                                Since         Since
                                            1 Year  5 Years  Inception(1)  Inception(2)
                                            ------  -------  ------------  ------------
Real Asset Fund
    -- Institutional Shares                 21.70%   4.11%       10.43%        N/A
    -- A Shares (with sales charge)(3)      17.18%   3.12%         N/A        4.69%
    -- A Shares at NAV                      21.45%   3.86%         N/A        5.37%
Blended Index: GILB/S&P Dev Pr/DJ-UBS(4)    21.78%   5.13%        8.10%       5.37%
Old Blended Index: GILB/S&PDevPr/DJ-UBS(4)  20.45%   4.90%        7.95%       5.15%
Barclays GILB Index                          6.52%   6.02%        5.41%       5.13%
S&P Developed Property Index                34.07%   1.46%       11.45%       3.52%

----------
Fund Expense Ratios(5): Institutional Shares -- 1.14% (gross & net), A Shares -- 1.39% (gross & net)

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of the principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through June 30, 2011.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

(2) The Since Inception returns shown for the A Shares are for the period December 20, 2005, commencement of operations for the A Shares, through June 30, 2011. The Since Inception returns for the indices are for the period December 31, 2005 through June 30, 2011.

(3) Performance reflects the deduction of the 3.50% maximum front-end sales charge.

(4) The Blended Index is currently comprised of a 50% weighting of the Barclays GILB Index, 35% weighting of the S&P Developed Property Index, and a 15% weighting of the Dow Jones-UBS Commodity Index. For the period January 1, 2009 through December 31, 2010, the blended index was comprised of a 40% weighting of the Barclays GILB Index, 30% weighting of the S&P Developed Property Index, and a 30% weighting of the Dow Jones-UBS Commodity Index. Prior to January 1, 2009, the blended index was comprised of a 50% weighting of the Barclays Capital US Treasury Inflation Protected Securities Index, a 30% weighting of the FTSE NAREIT Equity REITs Index and a 20% weighting of the Dow Jones-UBS Commodity Index.

(5) The expense ratios shown are from the most recent prospectus dated November 1, 2010.

      We invite your comments and questions and thank you for your investment in the Wilmington Strategy Funds and the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                        Sincerely,

                                                        (-S- JOHN J. KELLEY)

                                                        John J. Kelley
                                                        President

July 25, 2011

You should consider the investment objectives, risks, charges and expenses of the Wilmington Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds' web site at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.

Mr. Kelley's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time.

The specific securities identified in the letter do not represent all of the securities purchased or sold and you should not assume investments in the securities will be profitable. The above commentary is for informational purposes and does not represent a recommendation to buy or hold any security.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

      EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2011 to June 30, 2011). Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

      - ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FOR THE PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLES

                                        Beginning   Ending                Expenses
                                         Account    Account   Annualized    Paid
                                          Value      Value      Expense    During
                                          1/1/11    6/30/11      Ratio     Period*
                                        ---------  ---------  ----------  --------
Large-Cap Strategy Fund
-- Institutional Shares
Actual Fund Return...................   $1,000.00  $1,061.70     0.25%     $1.28
Hypothetical 5% Return Before
Expenses.............................    1,000.00    1023.53     0.25       1.26

Large-Cap Strategy Fund
-- A Shares
Actual Fund Return...................   $1,000.00  $1,059.50     0.50%     $2.55
Hypothetical 5% Return Before
Expenses.............................    1,000.00   1,022.28     0.50       2.51

Small-Cap Strategy Fund
-- Institutional Shares
Actual Fund Return...................   $1,000.00  $1,061.10     0.25%     $1.28
Hypothetical 5% Return Before
Expenses.............................    1,000.00   1,023.53     0.25       1.26

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

                                        Beginning   Ending                Expenses
                                         Account    Account   Annualized    Paid
                                          Value      Value      Expense    During
                                          1/1/11    6/30/11      Ratio     Period*
                                        ---------  ---------  ----------  --------
Multi-Manager International Fund
-- Institutional Shares
Actual Fund Return...............       $1,000.00  $1,022.10     1.28%     $6.42
Hypothetical 5% Return Before
Expenses.........................        1,000.00   1,018.36     1.28       6.43

Multi-Manager International Fund
-- A Shares
Actual Fund Return...............       $1,000.00  $1,021.10     1.53%     $7.67
Hypothetical 5% Return Before
Expenses.........................        1,000.00   1,017.11     1.53       7.68

Multi-Manager Real Asset Fund
-- Institutional Shares
Actual Fund Return...............       $1,000.00  $1,047.70     0.98%     $4.98
Hypothetical 5% Return Before
Expenses.........................        1,000.00   1,019.87     0.98       4.92

Multi-Manager Real Asset Fund
-- A Shares
Actual Fund Return...............       $1,000.00  $1,047.40     1.23%     $6.24
Hypothetical 5% Return Before
Expenses.........................        1,000.00   1,018.61     1.23       6.18

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

    DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

JUNE 30, 2011

The following tables present a summary of the portfolio holdings of each of the Wilmington Strategy Funds and the Wilmington Multi-Manager Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

LARGE-CAP STRATEGY FUND
  Common Stocks
     Information Technology...........    17.9%
     Financials.......................    15.3%
     Energy...........................    12.0%
     Consumer Discretionary...........    11.6%
     Health Care......................    11.5%
     Industrials......................    11.4%
     Consumer Staples.................     9.6%
     Materials........................     4.3%
     Utilities........................     3.5%
     Telecommunication Services.......     2.9%
  Exchange-Traded Funds...............     0.0%
                                         -----
                                         100.0%
                                         =====

SMALL-CAP STRATEGY FUND
  Common Stocks
     Financials.......................    20.2%
     Information Technology...........    18.2%
     Industrials......................    15.3%
     Consumer Discretionary...........    13.2%
     Health Care......................    12.5%
     Energy...........................     6.8%
     Materials........................     4.9%
     Utilities........................     3.4%
     Consumer Staples.................     3.4%
     Telecommunication Services.......     1.1%
  Exchange-Traded Funds...............     1.0%
                                         -----
                                         100.0%
                                         =====

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND
  Common Stocks
     Financials....................................   16.0%
     Materials.....................................   12.0%
     Industrials...................................   10.4%
     Consumer Discretionary........................    9.3%
     Energy........................................    8.5%
     Consumer Staples..............................    8.0%
     Telecommunication Services....................    4.6%
     Information Technology........................    4.1%
     Health Care...................................    3.7%
     Utilities.....................................    2.6%
  Exchange-Traded Funds............................    8.1%
  Mutual Funds.....................................    5.9%
  Short-Term Investments...........................    3.7%
  Preferred Stock..................................    1.5%
  Call Warrants....................................    1.4%
  Certificates.....................................    0.2%
  Rights...........................................    0.0%
                                                     -----
                                                     100.0%
                                                     =====

COUNTRY ALLOCATION
     Japan.........................................   10.8%
     United Kingdom................................   10.1%
     Canada........................................    6.1%
     France........................................    5.1%
     Germany.......................................    4.9%
     Switzerland...................................    4.1%
     Australia.....................................    3.9%
     Netherlands...................................    2.8%
     Hong Kong.....................................    2.5%
     Russia........................................    1.9%
     Sweden........................................    1.7%
     China.........................................    1.7%
     Brazil........................................    1.6%
     South Korea...................................    1.6%
     Taiwan........................................    1.6%
     Mexico........................................    1.5%
     South Africa..................................    1.5%
     Luxembourg....................................    1.3%
     India.........................................    1.0%
     All other countries less than 1%..............   16.6%
  Exchange-Traded Funds............................    8.1%
  Mutual Funds.....................................    5.9%
  Short-Term Investments...........................    3.7%
                                                     -----
                                                     100.0%
                                                     =====

MULTI-MANAGER REAL ASSET FUND
Inflation-Linked and Fixed Income Securities
  Foreign Government Inflation-Linked Securities...   28.1%
  U.S. Government Inflation-Linked Securities......   10.0%
  Corporate Bonds..................................    3.8%
  Variable Rate Demand Notes.......................    1.7%
  Mortgage-Backed Securities.......................    0.9%
  Asset-Backed Securities..........................    0.1%
  Exchange-Traded Funds............................    0.1%
Real Estate Related Securities REITs
     Retail........................................    6.1%
     Diversified...................................    3.5%
     Office........................................    3.0%
     Specialized...................................    2.6%
     Residential...................................    2.3%
     Industrial....................................    1.3%
  Common Stock.....................................   10.9%
  Exchange-Traded Funds............................    0.6%
Commodity Related Securities Structured Note.......    8.1%
  Investment Companies.............................    4.5%
  Exchange-Traded Funds............................    4.3%
Short-Term Investments.............................    8.1%
                                                     -----
                                                     100.0%
                                                     =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

LARGE-CAP STRATEGY FUND

    INVESTMENTS / JUNE 30, 2011
    (Showing Percentage of Net Assets)

                                                                  Value
                                                        Shares   (Note 2)
                                                        ------   ---------
COMMON STOCK -- 99.9%
CONSUMER DISCRETIONARY-- 11.6%
  AUTO COMPONENTS -- 0.6%
     Autoliv, Inc.(1)................................    2,450    $192,202
     BorgWarner, Inc.*(1)............................    2,940     237,523
     Federal-Mogul Corp.*............................    5,500     125,565
     Gentex Corp.....................................    5,590     168,986
     Johnson Controls, Inc...........................   22,430     934,434
     Lear Corp.......................................    2,400     128,352
     The Goodyear Tire & Rubber Co.*.................   12,460     208,954
     TRW Automotive Holdings Corp.*..................    3,510     207,195
     Visteon Corp.*..................................    1,500     102,615
                                                                 ---------
                                                                 2,305,826
                                                                 ---------

  AUTOMOBILES -- 0.7%
     Ford Motor Co.*.................................   16,720   1,609,569
     General Motors Co.*.............................   22,100     670,956
     Harley-Davidson, Inc............................    7,950     325,711
     Tesla Motors, Inc.*(1)..........................    4,800     139,824
     Thor Industries, Inc............................      280       8,075
                                                                 ---------
                                                                 2,754,135
                                                                 ---------

  DISTRIBUTORS -- 0.1%
     Genuine Parts Co................................    4,960     269,824
     LKQ Corp.*......................................    6,240     162,802
                                                                 ---------
                                                                   432,626
                                                                 ---------

  DIVERSIFIED CONSUMER SERVICES -- 0.2%
     Apollo Group, Inc. -- Class A*..................    4,387     191,624
     Career Education Corp.*.........................      845      17,872
     DeVry, Inc......................................    2,020     119,443
     Education Management Corp.*(1)..................    3,800      90,972
     H&R Block, Inc..................................    7,760     124,470
     ITT Educational Services, Inc.*.................    1,400     109,536
     Service Corp. International.....................   10,870     126,962
     Weight Watchers International, Inc..............    1,560     117,733
                                                                 ---------
                                                                   898,612
                                                                 ---------

  HOTELS, RESTAURANTS & LEISURE -- 1.9%
     Bally Technologies, Inc.*.......................      700      28,476
     Brinker International, Inc......................    4,020      98,329
     Carnival Corp...................................   13,520     508,758
     Chipotle Mexican Grill, Inc. -- Class A*........      750     231,143
     Choice Hotels International, Inc................       60       2,002
     Darden Restaurants, Inc.........................    4,640     230,886
     Hyatt Hotels Corp. -- Class A*..................    2,750     112,255
     International Game Technology...................    8,300     145,914
     International Speedway Corp. -- Class A.........       70       1,989
     Las Vegas Sands Corp.*..........................   11,520     486,259
     Marriott International, Inc. -- Class A(1)......    7,672     272,279
     McDonald's Corp.................................   33,399   2,816,204
     MGM Resorts International*......................    9,410     124,306
     Panera Bread Co. -- Class A*....................    1,445     181,579
     Penn National Gaming, Inc.*.....................    2,480     100,043
     Royal Caribbean Cruises, Ltd.*..................    4,080     153,571
     Scientific Games Corp. -- Class A*..............      200       2,068
     Starbucks Corp..................................   25,160     993,568
     Starwood Hotels & Resorts Worldwide, Inc........    5,430     304,297
     Wendy's/Arby's Group, Inc. -- Class A...........    1,200       6,084
     WMS Industries, Inc.*...........................    3,720     114,278
     Wyndham Worldwide Corp..........................    5,260     176,999
     Wynn Resorts, Ltd...............................    2,420     347,367
     Yum! Brands, Inc................................   15,350     847,934
                                                                 ---------
                                                                 8,286,588
                                                                 ---------

  HOUSEHOLD DURABLES -- 0.5%
     D.R. Horton, Inc................................    7,070      81,446
     Fortune Brands, Inc.............................    4,760     303,545
     Garmin, Ltd.(1).................................    1,290      42,609
     Harman International Industries, Inc............    1,180      53,773
     Jarden Corp.....................................    1,560      53,836
     KB Home(1)......................................      940       9,193
     Leggett & Platt, Inc............................    3,670      89,475
     Lennar Corp. -- Class A.........................    4,910      89,117

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
HOUSEHOLD DURABLES -- (CONTINUED)
   Mohawk Industries, Inc.* .........................      1,650   $     98,983
   Newell Rubbermaid, Inc. ..........................      8,520        134,446
   NVR, Inc.*(1) ....................................        330        239,408
   Pulte Homes, Inc.* ...............................      8,840         67,714
   Tempur-Pedic International, Inc.* ................      2,900        196,678
   Toll Brothers, Inc.* .............................      4,050         83,997
   Tupperware Brands Corp. ..........................      2,700        182,115
   Whirlpool Corp. ..................................      2,550        207,366
                                                                   ------------
                                                                      1,933,701
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.9%
   Amazon.com, Inc.* ................................     11,030      2,255,525
   Expedia, Inc. ....................................      6,240        180,898
   Liberty Media Corp. - Interactive - Class A* .....     18,350        307,729
   Netflix, Inc.*(1) ................................      1,580        415,050
   Priceline.com, Inc.*(1) ..........................      1,530        783,253
                                                                   ------------
                                                                      3,942,455
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
   Hasbro, Inc. .....................................      2,690        118,172
   Mattel, Inc. .....................................     10,650        292,768
   Polaris Industries, Inc. .........................      1,000        111,170
                                                                   ------------
                                                                        522,110
                                                                   ------------
MEDIA -- 3.4%
   Cablevision Systems New York Group - Class A .....      6,740        244,055
   CBS Corp. - Class B ..............................     23,300        663,817
   Central European Media Enterprises,
   Ltd. - Class A*(1) ...............................        160          3,160
   Charter Communications, Inc. - Class A* ..........      1,900        103,094
   Clear Channel Outdoor Holdings,
   Inc. - Class A* ..................................        500          6,350
   Comcast Corp. - Class A                                84,180      2,133,121
   DIRECTV - Class A* ...............................     24,690      1,254,746
   Discovery Communications, Inc. - Class A* ........      9,400        385,024
   DISH Network Corp.* ..............................      4,480        137,402
   DreamWorks Animation SKG, Inc. - Class A* . ......      2,290         46,029
   Gannett Co., Inc.(1) .............................      6,290         90,073
   John Wiley & Sons, Inc. - Class A ................      2,100        109,221
   Lamar Advertising Co. - Class A* .................      2,400         65,688
   Liberty Global, Inc. - Class A* ..................      7,720        347,709
   Liberty Media Corp. - Series A* ..................        776         58,386
   Liberty Media Corp. - Capital Class A* ...........      2,460        210,945
   Madison Square Garden, Inc.* .....................         87          2,395
   Morningstar, Inc. ................................      1,100         66,858
   News Corp. - Class A .............................     65,930      1,166,961
   Omnicom Group, Inc. ..............................     10,390        500,382
   Regal Entertainment Group - Class A(1) ...........        770          9,510
   Scripps Networks Interactive, Inc. - Class A .....      2,380        116,334
   Sirius XM Radio, Inc.*(1) ........................    168,900        369,891
   The Interpublic Group of Cos., Inc. ..............     15,320        191,500
   The McGraw-Hill Cos., Inc. .......................     11,340        475,259
   The New York Times Co. - Class A*(1) .............        670          5,842
   The Walt Disney Co. ..............................     58,046      2,266,116
   The Washington Post Co. - Class B ................        140         58,653
   Thomson Reuters Corp.(1) .........................      8,200        307,992
   Time Warner Cable, Inc. . ........................     11,024        860,313
   Time Warner, Inc. ................................     32,596      1,185,517
   Viacom, Inc. - Class B ...........................     19,220        980,220
   Virgin Media, Inc. ...............................     10,170        304,388
                                                                   ------------
                                                                     14,726,951
                                                                   ------------
MULTILINE RETAIL -- 0.6%
   Big Lots, Inc.* ..................................      1,324         43,891
   Dollar General Corp.* ............................      1,000         33,890
   Dollar Tree, Inc.* ...............................      4,381        291,862
   Family Dollar Stores, Inc. .......................      4,826        253,654
   J.C. Penney Co., Inc. ............................      4,930        170,282
   Kohl's Corp. .....................................     10,010        500,600
   Macy's, Inc. .....................................     12,180        356,143
   Nordstrom, Inc. ..................................      5,880        276,007

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
   MULTILINE RETAIL -- (CONTINUED)
     Sears Holdings Corp.*(1) . .....................      1,270   $     90,729
     Target Corp. ...................................     13,260        622,027
                                                                   ------------
                                                                      2,639,085
                                                                   ------------
   SPECIALTY RETAIL -- 2.0%
     Aaron's, Inc. ..................................      4,300        121,518
     Abercrombie & Fitch Co. - Class A ..............      2,400        160,608
     Advance Auto Parts, Inc. .......................      2,150        125,753
     American Eagle Outfitters, Inc. ................      8,550        109,012
     AutoNation, Inc.*(1) ...........................        580         21,234
     AutoZone, Inc.* ................................        860        253,571
     Bed Bath & Beyond, Inc.* .......................      8,290        483,887
     Best Buy Co., Inc.(1) ..........................      8,980        282,062
     Carmax, Inc.* ..................................      8,500        281,095
     Chico's FAS, Inc. ..............................      8,990        136,918
     Dick's Sporting Goods, Inc.* ...................      1,700         65,365
     Foot Locker, Inc. ..............................      4,930        117,137
     GameStop Corp. - Class A*(1) ...................      4,920        131,216
     Guess?, Inc. ...................................      1,160         48,790
     Limited Brands, Inc. ...........................      8,350        321,057
     Lowe's Cos., Inc. ..............................     40,200        937,062
     O'Reilly Automotive, Inc.* .....................      4,100        268,591
     PetSmart, Inc. .................................      3,860        175,128
     RadioShack Corp.(1) ............................      3,660         48,715
     Ross Stores, Inc. ..............................      3,840        307,661
     Signet Jewelers, Ltd.* .........................      1,420         66,470
     Staples, Inc. ..................................     22,910        361,978
     The Gap, Inc.(1) ...............................     12,690        229,689
     The Home Depot, Inc. ...........................     52,840      1,913,865
     The TJX Cos., Inc. .............................     14,170        744,350
     Tiffany & Co.(1) ...............................      4,890        383,963
     Tractor Supply Co. .............................      2,800        187,264
     Ulta Salon Cosmetics & Fragrance, Inc.* ........      1,700        109,786
     Urban Outfitters, Inc.* ........................      5,660        159,329
     Williams-Sonoma, Inc. ..........................      3,640        132,824
                                                                   ------------
                                                                      8,685,898
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
     Coach, Inc. ....................................      8,750        559,387
     Deckers Outdoor Corp.* . .......................      1,300        114,582
     Fossil, Inc.* ..................................      2,400        282,528
     Hanesbrands, Inc.* .............................      3,860        110,203
     Nike, Inc. - Class B ...........................     10,260        923,195
     Phillips-Van Heusen Corp. ......................      1,580        103,443
     Polo Ralph Lauren Corp. ........................      1,500        198,915
     Under Armour, Inc. - Class A* ..................      1,500        115,965
     V.F. Corp.(1) ..................................      2,350        255,116
                                                                   ------------
                                                                      2,663,334
                                                                   ------------
   Total Consumer Discretionary                                      49,791,321
                                                                   ------------
CONSUMER STAPLES -- 9.7%
   BEVERAGES -- 2.1%
     Brown-Forman Corp. - Class B(1) ................      3,398        253,797
     Coca- Cola Enterprises, Inc. ...................      8,740        255,033
     Constellation Brands, Inc. - Class A* ..........      4,630         96,397
     Dr Pepper Snapple Group, Inc. ..................      6,750        283,027
     Hansen Natural Corp.* ..........................      2,634        213,222
     Molson Coors Brewing Co. - Class B .............      1,550         69,347
     PepsiCo, Inc. ..................................     51,699      3,641,161
     The Coca-Cola Co. ..............................     63,441      4,268,945
                                                                   ------------
                                                                      9,080,929
                                                                   ------------
   FOOD & STAPLES RETAILING -- 2.0%
     BJ's Wholesale Club, Inc.* .....................      1,000         50,350
     Costco Wholesale Corp. . .......................     14,260      1,158,482
     CVS Caremark Corp. .............................     43,400      1,630,972
     Safeway, Inc.(1) ...............................     13,450        314,327
     SUPERVALU, Inc.(1) .............................      3,900         36,699
     SYSCO Corp. ....................................     13,790        429,972
     The Kroger Co. .................................     15,936        395,213
     Wal-Mart Stores, Inc. ..........................     55,933      2,972,280
     Walgreen Co. ...................................     28,320      1,202,467
     Whole Foods Market, Inc. .......................      5,570        353,416
                                                                   ------------
                                                                     8,544,178
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
   FOOD PRODUCTS -- 1.9%
     Archer-Daniels-Midland Co. .....................     19,840   $    598,176
     Bunge, Ltd. ....................................      4,570        315,102
     Campbell Soup Co.(1) ...........................      6,656        229,965
     ConAgra Foods, Inc. ............................     14,130        364,695
     Corn Products International, Inc. ..............      1,070         59,150
     Dean Foods Co.* ................................      6,660         81,718
     Flowers Foods, Inc.(1) .........................      6,225        137,199
     General Mills, Inc. ............................     17,784        661,920
     Green Mountain Coffee Roasters, Inc.* ..........      4,040        360,610
     H.J. Heinz Co.(1) ..............................      9,180        489,110
     Hormel Foods Corp. .............................      3,460        103,143
     Kellogg Co. ....................................      9,540        527,753
     Kraft Foods, Inc. - Class A ....................     48,987      1,725,812
     McCormick & Co., Inc. . ........................      5,030        249,337
     Mead Johnson Nutrition Co. - Class A ...........      6,750        455,962
     Ralcorp Holdings, Inc.* . ......................      2,550        220,779
     Sara Lee Corp. .................................     24,600        467,154
     Smithfield Foods, Inc.* . ......................      4,810        105,195
     The Hershey Co. ................................      4,640        263,784
     The J.M. Smucker Co. ...........................      3,899        298,040
     Tyson Foods, Inc. - Class A ....................     13,700        266,054
                                                                   ------------
                                                                      7,980,658
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 2.0%
     Church & Dwight Co., Inc.(1) ...................      5,692        230,754
     Colgate-Palmolive Co. ..........................     15,488      1,353,806
     Energizer Holdings, Inc.*(1) ...................      2,290        165,704
     Kimberly-Clark Corp. ...........................     13,240        881,254
     The Clorox Co.(1) ..............................      3,768        254,114
     The Procter & Gamble Co. .......................     86,906      5,524,615
                                                                   ------------
                                                                      8,410,247
                                                                   ------------
   PERSONAL PRODUCTS -- 0.2%
     Avon Products, Inc. ............................     12,370        346,360
     Estee Lauder Cos., Inc. - Class A ..............      3,690        388,151
     Herbalife, Ltd. ................................      3,960        228,255
                                                                   ------------
                                                                        962,766
                                                                   ------------
     Altria Group, Inc. .............................     66,250      1,749,662
     Lorillard, Inc. ................................      4,740        516,044
     Philip Morris International, Inc. ..............     55,660      3,716,418
     Reynolds American, Inc. ........................     12,340        457,197
                                                                   ------------
                                                                      6,439,321
                                                                   ------------
   TOTAL CONSUMER STAPLES                                            41,418,099
                                                                   ------------
ENERGY -- 12.0%
   ENERGY EQUIPMENT & SERVICES -- 2.4%
     Atlas Energy, Inc.(4) ..........................      4,300             --
     Atwood Oceanics, Inc.* .........................      2,650        116,944
     Baker Hughes, Inc. .............................     13,400        972,304
     Cameron International Corp.* ...................      6,880        345,995
     CARBO Ceramics, Inc. . .........................        700        114,065
     Core Laboratories N.V.(1) . ....................      1,100        122,694
     Diamond Offshore Drilling, Inc.(1) .............      1,440        101,390
     Dresser-Rand Group, Inc.*(1) ...................      2,070        111,262
     Ensco International Plc ........................      2,145        114,346
     FMC Technologies, Inc.* ........................      7,760        347,570
     Halliburton Co. ................................     27,730      1,414,230
     Helmerich & Payne, Inc. ........................      3,080        203,650
     McDermott International, Inc.* .................      5,080        100,635
     Nabors Industries, Ltd.* .......................      7,430        183,075
     National Oilwell Varco, Inc. ...................     13,255      1,036,673
     Oceaneering International, Inc. ................      5,080        205,740
     Oil States International, Inc.* ................      2,660        212,561
     Patterson-UTI Energy, Inc. .....................      4,330        136,871
     Rowan Cos., Inc.* ..............................      3,240        125,744
     Schlumberger, Ltd. .............................     43,084      3,722,458
     SEACOR Holdings, Inc. . ........................        660         65,974
     Superior Energy Services, Inc.* ................      2,740        101,764
     Tidewater, Inc. ................................      1,660         89,325
     Unit Corp.* ....................................        220         13,405
     Weatherford International, Ltd.* ...............      8,800        165,000
                                                                   ------------
                                                                     10,123,675
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
   OIL, GAS & CONSUMABLE FUELS -- 9.6%
     Alpha Natural Resources, Inc.* .................      7,134   $    324,169
     Anadarko Petroleum Corp. .......................     14,650      1,124,534
     Apache Corp. ...................................     12,173      1,502,026
     Arch Coal, Inc. ................................      5,590        149,029
     Atlas Energy, Inc. .............................      2,237         48,610
     Brigham Exploration Co.* .......................      3,900        116,727
     Cabot Oil & Gas Corp. ..........................      4,020        266,566
     Chesapeake Energy Corp. ........................     20,800        617,552
     Chevron Corp. ..................................     61,920      6,367,853
     Cimarex Energy Co. .............................      2,850        256,272
     Cobalt International Energy, Inc.* .............        800         10,904
     Concho Resources, Inc.* ........................      3,280        301,268
     ConocoPhillips .................................     44,360      3,335,428
     Consol Energy, Inc. ............................      6,650        322,392
     Continental Resources, Inc.* ...................        160         10,386
     Denbury Resources, Inc.* .......................     12,915        258,300
     Devon Energy Corp. .............................     12,200        961,482
     El Paso Corp. ..................................     25,040        505,808
     Energen Corp. ..................................      2,730        154,245
     EOG Resources, Inc. ............................      7,800        815,490
     EQT Corp. ......................................      3,450        181,194
     EXCO Resources, Inc. ...........................      2,470         43,596
     Exxon Mobil Corp. ..............................    153,683     12,506,723
     Forest Oil Corp.* ..............................      3,600         96,156
     Frontier Oil Corp. .............................      4,180        135,056
     Hess Corp. .....................................      9,390        701,996
     Holly Corp.(1) .................................        310         21,514
     Marathon Oil Corp. .............................     22,530      1,186,880
     Murphy Oil Corp. ...............................      5,450        357,847
     Newfield Exploration Co.* ......................      4,260        289,765
     Noble Energy, Inc. .............................      5,560        498,343
     Occidental Petroleum Corp. .....................     25,600      2,663,424
     Peabody Energy Corp. ...........................      8,570        504,859
     Petrohawk Energy Corp.* ........................      7,200        177,624
     Pioneer Natural Resources Co. ..................      3,720        333,200
     Plains Exploration & Production Co.* ...........      5,291        201,693
     QEP Resources, Inc. ............................      5,000        209,150
     Quicksilver Resources, Inc.* ...................      5,790         85,460
     Range Resources Corp.(1) .......................      5,550        308,025
     SandRidge Energy, Inc.*(1) .....................     15,730        167,682
     SM Energy Co. ..................................      1,270         93,320
     Southern Union Co. .............................      4,910        197,137
     Southwestern Energy Co.* .......................     11,828        507,185
     Spectra Energy Corp. ...........................     20,200        553,682
     Sunoco, Inc. ...................................      3,700        154,327
     Teekay Corp. ...................................        520         16,058
     Tesoro Corp.* ..................................      7,840        179,614
     The Williams Cos., Inc. . ......................     20,050        606,512
     Ultra Petroleum Corp.*(1) ......................      5,500        251,900
     Valero Energy Corp. ............................     17,970        459,493
     Whiting Petroleum Corp.* .......................      3,700        210,567
                                                                   ------------
                                                                     41,349,023
                                                                   ------------
   TOTAL ENERGY .....................................                51,472,698
                                                                   ------------
FINANCIALS -- 15.2%
   CAPITAL MARKETS -- 2.2%
     Affiliated Managers Group, Inc.* ...............      1,470        149,131
     American Capital Ltd.* . .......................     11,200        111,216
     Ameriprise Financial, Inc. .....................      7,040        406,067
     Ares Capital Corp. .............................      7,500        120,525
     BlackRock, Inc. ................................      2,660        510,215
     E*Trade Financial Corp.* .......................      4,900         67,620
     Eaton Vance Corp.(1) ...........................      5,970        180,473
     Federated Investors, Inc.(1) ...................      3,970         94,645
     Franklin Resources, Inc. . .....................      4,780        627,566
     Greenhill & Co., Inc.(1) .......................        960         51,667
     Invesco, Ltd. ..................................     13,070        305,838
     Janus Capital Group, Inc.(1) ...................      6,350         59,944
     Jefferies Group, Inc. ..........................      3,260         66,504
     Lazard, Ltd. - Class A .........................      3,950        146,545
     Legg Mason, Inc. ...............................      3,910        128,092
     Morgan Stanley .................................     41,996        966,328
     Northern Trust Corp. ...........................      8,180        375,953
     Raymond James Financial, Inc. ..................      2,010         64,622
     SEI Investments Co. ............................      6,540        147,215
     State Street Corp. .............................     16,020        722,342
     T. Rowe Price Group, Inc. ......................      8,080        487,547

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
CAPITAL MARKETS -- (CONTINUED)
   TD Ameritrade Holding Corp. ......................      5,650   $    110,232
   The Bank of New York Mellon Corp. ................     39,070      1,000,973
   The Charles Schwab Corp.(1) ......................     39,670        652,571
   The Goldman Sachs Group, Inc. ....................     13,490      1,795,384
   Waddell & Reed Financial, Inc. - Class A .........      2,740         99,599
                                                                   ------------
                                                                      9,448,814
                                                                   ------------
COMMERCIAL BANKS -- 2.5%
   Associated Banc-Corp. ............................      5,285         73,462
   Bank of Hawaii Corp. .............................        770         35,820
   BB&T Corp. .......................................     22,690        609,000
   BOK Financial Corp. ..............................        320         17,526
   CapitalSource, Inc. ..............................      4,820         31,089
   CIT Group, Inc.* .................................      6,300        278,838
   City National Corp.(1) ...........................        940         50,995
   Comerica, Inc. ...................................      6,730        232,656
   Commerce Bancshares, Inc. ........................      3,776        162,368
   Cullen/Frost Bankers, Inc. .......................      1,440         81,864
   East West Bancorp, Inc. . ........................      6,500        131,365
   Fifth Third Bancorp ..............................     28,700        365,925
   First Citizens BancShares, Inc. - Class A ........         50          9,361
   First Horizon National Corp.(1) ..................      6,384         60,903
   First Republic Bank*(1) ..........................      3,000         96,840
   Fulton Financial Corp. ...........................      7,410         79,361
   Hancock Holding Co. ..............................        188          5,824
   Huntington Bancshares, Inc. ......................     21,541        141,309
   KeyCorp. .........................................     31,770        264,644
   M&T Bank Corp. ...................................      1,010         88,830
   Marshall & Ilsley Corp. . ........................     15,770        125,687
   PNC Financial Services Group, Inc. ...............     16,960      1,010,986
   Popular, Inc.* ...................................     42,000        115,920
   Regions Financial Corp. . ........................     26,656        165,267
   SunTrust Banks, Inc. .............................     15,980        412,284
   Synovus Financial Corp.(1) .......................     15,640         32,531
   TCF Financial Corp. ..............................      4,310         59,478
   U.S. Bancorp .....................................     60,920      1,554,069
   Valley National Bancorp(1) .......................      5,355         72,882
   Wells Fargo & Co. ................................    152,505      4,279,290
   Zions Bancorp(1) .................................      5,090        122,211
                                                                   ------------
                                                                     10,768,585
                                                                   ------------
CONSUMER FINANCE -- 0.8%
   American Express Co. .............................     33,160      1,714,372
   Capital One Financial Corp. ......................     14,900        769,883
   Discover Financial Services ......................     16,080        430,140
   Green Dot Corp.* .................................      2,000         67,960
   SLM Corp. ........................................     18,260        306,951
                                                                   ------------
                                                                      3,289,306
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.3%
   Bank of America Corp. ............................    318,190      3,487,362
   CBOE Holdings, Inc. ..............................        500         12,300
   Chinos Holdings, Inc.(4) .........................      3,800             --
   Citigroup, Inc. ..................................     90,702      3,776,831
   CME Group, Inc. ..................................      2,260        658,993
   Interactive Brokers Group, Inc. - Class A . ......      9,610        150,397
   IntercontinentalExchange, Inc.*(1) ...............      2,100        261,891
   JPMorgan Chase & Co. . ...........................    124,020      5,077,379
   Leucadia National Corp. . ........................      5,070        172,887
   Moody's Corp.(1) .................................      7,840        300,664
   MSCI, Inc.* ......................................      1,920         72,346
   NYSE Euronext, Inc. ..............................      8,220        281,699
   The NASDAQ OMX Group, Inc.* ......................      3,830         96,899
                                                                   ------------
                                                                     14,349,648
                                                                   ------------
INSURANCE -- 3.8%
   ACE, Ltd. ........................................     11,200        737,184
   AFLAC, Inc. ......................................      9,050        422,454
   Alleghany Corp.* .................................         30          9,993
   Allied World Assurance Co. Holdings Ltd. .........        930         53,549
   American Financial Group, Inc. ...................      3,800        135,622
   American International Group, Inc.* ..............     13,650        400,218
   American International Group, Inc.* ..............      2,055         20,961

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
INSURANCE -- (CONTINUED)
   American National Insurance Co. ..................         60   $      4,650
   AON Corp. ........................................      9,950        510,435
   Arch Capital Group, Ltd.* ........................      3,540        112,997
   Arthur J. Gallagher & Co. ........................      3,880        110,735
   Aspen Insurance Holdings, Ltd. ...................      3,790         97,517
   Assurant, Inc. ...................................      2,530         91,763
   Assured Guaranty, Ltd. ...........................      6,100         99,491
   AXIS Capital Holdings, Ltd. ......................      3,280        101,549
   Berkshire Hathaway, Inc.* ........................     53,406      4,133,082
   Brown & Brown, Inc. ..............................      2,170         55,682
   Chubb Corp. ......................................      8,450        529,054
   Cincinnati Financial Corp.(1) ....................      4,606        134,403
   CNA Financial Corp. ..............................      5,750        167,038
   Endurance Specialty Holdings, Ltd. ...............        200          8,266
   Erie Indemnity Co. - Class A .....................        270         19,094
   Everest Re Group, Ltd. ...........................      1,770        144,698
   Fidelity National Financial, Inc. - Class A ......     17,920        282,061
   Genworth Financial, Inc. - Class A* ..............     29,260        300,793
   Hartford Financial Services Group, Inc. ..........     12,090        318,813
   HCC Insurance Holdings, Inc. .....................      5,470        172,305
   Lincoln National Corp. ...........................     10,070        286,894
   Loews Corp. ......................................     10,190        428,897
   Markel Corp.* ....................................        180         71,426
   Marsh & McLennan Cos., Inc. ......................     17,140        534,597
   MBIA, Inc.*(1) ...................................      8,950         77,776
   Mercury General Corp. ............................        370         14,611
   MetLife, Inc. ....................................     24,801      1,088,020
   Old Republic International Corp. .................      6,600         77,550
   OneBeacon Insurance Group, Ltd. - Class A ........        100          1,339
   PartnerRe, Ltd. ..................................      3,670        252,679
   Protective Life Corp. ............................      1,130         26,137
   Prudential Financial, Inc. .......................     15,330        974,835
   Reinsurance Group of America, Inc. ...............      1,690        102,853
   RenaissanceRe Holdings, Ltd. .....................      2,920        204,254
   StanCorp Financial Group, Inc. ...................      2,140         90,287
   The Allstate Corp. ...............................     18,180        555,035
   The Hanover Insurance Group, Inc. ................      2,800        105,588
   The Principal Financial Group, Inc. ..............     10,390        316,064
   The Progressive Corp. ............................     18,380        392,964
   The Travelers Cos., Inc. . .......................     12,880        751,934
   Torchmark Corp. ..................................      1,820        116,735
   TransAtlantic Holdings, Inc. .....................      1,620         79,396
   Unitrin, Inc. ....................................        370         10,978
   Unum Group .......................................     10,710        272,891
   Validus Holdings, Ltd. ...........................      3,370        104,302
   W.R. Berkley Corp.(1) ............................      3,580        116,135
   White Mountains Insurance Group, Ltd. ............        360        151,258
   XL Group PLC .....................................      6,420        141,112
                                                                   ------------
                                                                     16,520,954
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.3%
   Alexandria Real Estate Equities, Inc.(1) .........      1,840        142,453
   American Capital Agency Corp. ....................      3,600        104,796
   Annaly Mortgage Management, Inc.(1) ..............     15,350        276,914
   Apartment Investment & Management Co. - Class A ..      3,970        101,354
   AvalonBay Communities, Inc.(1) ...................      2,622        336,665
   Boston Properties, Inc.(1) . .....................      3,750        398,100
   Brandywine Realty Trust ..........................      1,130         13,097
   BRE Properties, Inc.(1) ..........................      1,100         54,868
   Camden Property Trust ............................      1,970        125,331
   Chimera Investment Corp. .........................     72,940        252,372
   CommonWealth REIT ................................      3,742         96,693
   Corporate Office Properties Trust ................      1,820         56,620

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Developers Diversified Realty Corp.(1) .........      2,800   $     39,480
     Digital Realty Trust, Inc.(1) ..................      2,660        164,335
     Douglas Emmett, Inc. ...........................      4,410         87,715
     Duke Realty Corp. ..............................      6,310         88,403
     Equity Residential .............................      9,450        567,000
     Essex Property Trust, Inc.(1) ..................      1,050        142,055
     Federal Realty Investment Trust ................      2,570        218,913
     General Growth Properties, Inc. ................     16,243        271,096
     Health Care Property Investors, Inc.(1) ........     11,070        406,158
     Health Care REIT, Inc.(1) . ....................      4,220        221,255
     Hospitality Properties Trust ...................      4,650        112,763
     Host Hotels & Resorts, Inc.(1) .................     18,240        309,168
     Kimco Realty Corp.(1) ..........................     14,380        268,043
     Liberty Property Trust(1) . ....................      1,340         43,657
     Mack-Cali Realty Corp.(1) ......................      2,630         86,632
     Nationwide Health Properties, Inc. .............      3,110        128,785
     Piedmont Office Realty Trust, Inc. Class A(1) ..      3,300         67,287
     Plum Creek Timber Co., Inc. ....................      6,010        243,645
     ProLogis, Inc. .................................     14,510        520,038
     Public Storage .................................      4,360        497,084
     Rayonier, Inc. .................................      2,610        170,563
     Realty Income Corp.(1) .........................      3,910        130,946
     Regency Centers Corp. ..........................      2,060         90,578
     Senior Housing Properties Trust ................      3,140         73,507
     Simon Property Group, Inc. .....................      9,333      1,084,775
     SL Green Realty Corp.(1) . .....................      1,990        164,911
     Taubman Centers, Inc. ..........................      1,850        109,520
     The Macerich Co.(1) ............................      2,510        134,285
     UDR, Inc. ......................................      3,980         97,709
     Ventas, Inc.(1) ................................      4,520        238,249
     Vornado Realty Trust ...........................      5,573        519,292
     Weingarten Realty, Inc. ........................      3,560         89,570
     Weyerhaeuser Co.(1) ............................     14,010        306,259
                                                                   ------------
                                                                      9,652,939
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
     CB Richard Ellis Group, Inc. - Class A* ........      8,910        223,730
     Forest City Enterprises, Inc. - Class A*(1) ....      3,200         59,744
     Jones Lang LaSalle, Inc. . .....................      1,770        166,911
     The Howard Hughes Corp.* .......................        658         42,796
     The St. Joe Co.*(1) ............................      2,820         58,769
                                                                   ------------
                                                                        551,950
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 0.2%
     Capital Federal Financial ......................      9,488        111,579
     First Niagara Financial Group, Inc. ............     10,430        137,676
     Hudson City Bancorp, Inc. ......................     22,832        186,994
     New York Community Bancorp, Inc.(1) ............      9,740        146,003
     People's United Financial, Inc. ................     13,643        183,362
     TFS Financial Corp.* ...........................        250          2,420
     Washington Federal, Inc. .......................      4,670         76,728
                                                                   ------------
                                                                        844,762
                                                                   ------------
   Total Financials                                                  65,426,958
                                                                   ------------
HEALTH CARE -- 11.5%
   BIOTECHNOLOGY -- 1.3%
     Alexion Pharmaceuticals, Inc.* .................      6,740        316,982
     Amgen, Inc.* ...................................     28,484      1,662,041
     Amylin Pharmaceuticals, Inc.* ..................      4,380         58,517
     Biogen Idec, Inc.* .............................      7,200        769,824
     BioMarin Pharmaceutical, Inc.* .................      1,800         48,978
     Celgene Corp.* .................................     14,483        873,615
     Cephalon, Inc.* ................................      1,753        140,065
     Dendreon Corp.* ................................      1,960         77,302
     Gilead Sciences, Inc.* .........................     24,227      1,003,240
     Human Genome Sciences, Inc.*(1) ................      5,500        134,970
     Myriad Genetics, Inc.* .........................      2,310         52,460
     Pharmasset, Inc.* ..............................      1,000        112,200
     Regeneron Pharmaceuticals, Inc.* ...............      1,200         68,052
     United Therapeutics Corp.* .....................        240         13,224

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
BIOTECHNOLOGY -- (CONTINUED)
   Vertex Pharmaceuticals, Inc.*                           6,583   $    342,250
                                                                   ------------
                                                                      5,673,720
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
   Alere, Inc.* ......................................     2,650         97,043
   Baxter International, Inc. ........................    16,450        981,900
   Becton, Dickinson & Co. ...........................     6,660        573,892
   Boston Scientific Corp.* . ........................    42,200        291,602
   C.R. Bard, Inc. ...................................     3,380        371,327
   CareFusion Corp.* .................................     4,900        133,133
   Covidien PLC ......................................    18,400        979,432
   DENTSPLY International, Inc. ......................     3,670        139,754
   Edwards Lifesciences Corp.* .......................     3,486        303,909
   Gen-Probe, Inc.* ..................................     1,610        111,332
   Hill-Rom Holdings, Inc. . .........................     2,260        104,050
   Hologic, Inc.* ....................................     8,040        162,167
   IDEXX Laboratories, Inc.*(1) ......................     1,790        138,832
   Intuitive Surgical, Inc.*(1) ......................     1,400        520,954
   Kinetic Concepts, Inc.* . .........................     2,040        117,565
   Medtronic, Inc. ...................................    33,960      1,308,479
   ResMed, Inc.*(1) ..................................       820         25,379
   Sirona Dental Systems, Inc.* ......................     1,900        100,890
   St. Jude Medical, Inc. ............................    11,570        551,658
   Stryker Corp. .....................................    10,600        622,114
   Teleflex, Inc. ....................................     1,160         70,830
   The Cooper Cos., Inc. .............................     2,050        162,442
   Thoratec Corp.* ...................................     2,100         68,922
   Varian Medical Systems, Inc.*(1) ..................     4,050        283,581
   Zimmer Holdings, Inc.* ............................     5,910        373,512
                                                                   ------------
                                                                      8,594,699
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.3%
   Aetna, Inc. .......................................    12,420        547,598
   AMERIGROUP Corp.* . ...............................     1,700        119,799
   AmerisourceBergen Corp. ...........................    11,770        487,278
   Brookdale Senior Living, Inc.* ....................       470         11,398
   Cardinal Health, Inc. .............................    12,730        578,197
   CIGNA Corp. .......................................     7,890        405,783
   Community Health Systems, Inc.* ...................     4,390        112,735
   Coventry Health Care, Inc.* .......................     3,890        141,868
   DaVita, Inc.* .....................................     3,294        285,293
   Express Scripts, Inc.* ............................    17,500        944,650
   Health Management Associates, Inc. - Class A* .....     3,700         39,886
   Health Net, Inc.* .................................     3,720        119,375
   Henry Schein, Inc.* ...............................     3,760        269,178
   Humana, Inc. ......................................     4,970        400,284
   Laboratory Corp. of America Holdings*(1) . ........     3,110        301,017
   LifePoint Hospitals, Inc.* ........................     2,330         91,056
   Lincare Holdings, Inc.(1) . .......................     3,870        113,275
   McKesson Corp. ....................................     7,970        666,690
   Medco Health Solutions, Inc.*(1) ..................    12,640        714,413
   MEDNAX, Inc.* .....................................     1,370         98,900
   Omnicare, Inc. ....................................     1,959         62,473
   Patterson Cos., Inc. ..............................     4,270        140,440
   Quest Diagnostics, Inc. ...........................     4,650        274,815
   Tenet Healthcare Corp.* . .........................     9,700         60,528
   UnitedHealth Group, Inc. ..........................    32,570      1,679,961
   Universal Health Services, Inc. - Class B .........     3,380        174,171
   VCA Antech, Inc.* .................................     4,970        105,364
   WellPoint, Inc. ...................................    12,110        953,905
                                                                   ------------
                                                                      9,900,330
                                                                   ------------
HEALTH CARE TECHNOLOGY -- 0.1%
   Allscripts Healthcare Solutions, Inc.* ............     4,700         91,274
   Cerner Corp.*(1) ..................................     4,820        294,550
   Emdeon, Inc. - Class A* ...........................       150          1,968
   SXC Health Solutions Corp.* .......................     1,100         64,812
                                                                   ------------
                                                                        452,604
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
   Agilent Technologies, Inc.* .......................    10,790        551,477
   Bio-Rad Laboratories, Inc. - Class A* .............       890        106,230
   Charles River Laboratories International, Inc.* ...     1,920         78,048
   Covance, Inc.*(1) .................................     2,740        162,674
   Illumina, Inc.* ...................................     4,400        330,660
   Life Technologies Corp.* ..........................     5,031        261,964

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
   LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
     Mettler-Toledo International, Inc.* ............        920   $    155,176
     PerkinElmer, Inc. ..............................      3,470         93,378
     Pharmaceutical Product Development, Inc. .......      3,060         82,130
     QIAGEN NV* .....................................      5,600        106,512
     Techne Corp. ...................................      1,731        144,314
     Thermo Fisher Scientific, Inc.* ................     12,620        812,602
     Waters Corp.* ..................................      2,710        259,455
                                                                   ------------
                                                                      3,144,620
                                                                   ------------
   PHARMACEUTICALS -- 5.1%
     Abbott Laboratories ............................     48,809      2,568,330
     Allergan, Inc. .................................      9,840        819,180
     Bristol-Myers Squibb Co. .......................     53,800      1,558,048
     Eli Lilly & Co. ................................     29,590      1,110,513
     Endo Pharmaceuticals Holdings, Inc.* ...........      3,410        136,980
     Forest Laboratories, Inc.* .....................      8,330        327,702
     Hospira, Inc.* .................................      1,770        100,288
     Johnson & Johnson ..............................     85,020      5,655,531
     Merck & Co., Inc. ..............................     94,446      3,332,999
     Mylan Laboratories, Inc.* ......................     11,630        286,912
     Novartis AG - ADR ..............................        584         35,688
     Perrigo Co. ....................................      3,360        295,243
     Pfizer, Inc. ...................................    245,607      5,059,504
     Sanofi* ........................................      8,520         20,533
     Valeant Pharmaceuticals International, Inc. ....          2            104
     Warner Chilcott PLC - Class A ..................      5,700        137,541
     Watson Pharmaceuticals, Inc.* ..................      3,920        269,422
                                                                   ------------
                                                                     21,714,518
                                                                   ------------
   Total Health Care                                                 49,480,491
                                                                   ------------
INDUSTRIALS -- 11.4% AEROSPACE & DEFENSE -- 2.6%
     Alliant Techsystems, Inc. ......................      1,020         72,757
     BE Aerospace, Inc.* ............................      2,900        118,349
     General Dynamics Corp. .........................     10,710        798,109
     Goodrich Corp. .................................      4,530        432,615
     Honeywell International, Inc. ..................     24,870      1,482,003
     Huntington Ingalls Industries, Inc.* ...........      1,645         56,753
     ITT Corp. ......................................      5,070        298,775
     L-3 Communications Holdings, Inc. ..............      3,110        271,970
     Lockheed Martin Corp.(1) .......................      8,750        708,487
     Northrop Grumman Corp. .........................      9,870        684,484
     Precision Castparts Corp. ......................      4,790        788,673
     Raytheon Co. ...................................     10,120        504,482
     Rockwell Collins, Inc. .........................      4,370        269,585
     Spirit Aerosystems Holdings, Inc. - Class A* ...      1,940         42,680
     Textron, Inc.(1) ...............................      6,370        150,396
     The Boeing Co. .................................     22,890      1,692,258
     TransDigm Group, Inc.* . .......................      1,290        117,635
     United Technologies Corp. ......................     29,060      2,572,101
                                                                   ------------
                                                                     11,062,112
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.8%
     C.H. Robinson Worldwide, Inc. ..................      5,284        416,591
     Expeditors International Washington, Inc. ......      7,780        398,258
     FedEx Corp.(1) .................................     10,760      1,020,586
     United Parcel Service, Inc. - Class B ..........     23,650      1,724,794
     UTi Worldwide, Inc. ............................        400          7,876
                                                                   ------------
                                                                      3,568,105
                                                                   ------------
   AIRLINES -- 0.2%
     AMR Corp.*(1) ..................................      6,540         35,316
     Copa Holdings SA ...............................        720         48,053
     Delta Airlines Co.* ............................     28,820        264,279
     Southwest Airlines Co. .........................     20,930        239,021
     United Continental Holdings, Inc.* .............      9,933        224,784
                                                                   ------------
                                                                        811,453
                                                                   ------------
   BUILDING PRODUCTS -- 0.1%
     Armstrong World Industries, Inc. ...............         40          1,822
     Lennox International, Inc. .....................      1,490         64,174
     Masco Corp.(1) .................................      9,130        109,834
     Owens Corning, Inc.* ...........................      3,190        119,147
                                                                   ------------
                                                                        294,977
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
   Avery Dennison Corp. .............................      2,710   $    104,687
   Cintas Corp. .....................................      6,220        205,446
   Copart, Inc.* ....................................      4,740        220,884
   Corrections Corp. of America* ....................      3,600         77,940
   Covanta Holding Corp. ............................      6,310        104,052
   Iron Mountain, Inc.(1) ...........................      4,480        152,723
   KAR Auction Services, Inc.* ......................      6,800        128,588
   Pitney Bowes, Inc.(1) ............................      2,430         55,866
   R.R. Donnelley & Sons Co.(1) .....................      6,570        128,838
   Republic Services, Inc. ..........................      6,840        211,014
   Stericycle, Inc.* ................................      2,852        254,170
   Waste Connections, Inc. . ........................      5,175        164,203
   Waste Management, Inc. . .........................     12,940        482,274
                                                                   ------------
                                                                      2,290,685
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.3%
   Aecom Technology Corp.* ..........................      1,800         49,212
   Chicago Bridge & Iron Co. NV NY Registered Shares       1,600         62,240
   Fluor Corp. ......................................      5,070        327,826
   Jacobs Engineering Group, Inc.* ..................      3,550        153,538
   KBR, Inc. ........................................      5,170        194,857
   Quanta Services, Inc.* ...........................      5,010        101,202
   The Shaw Group, Inc.* ............................      2,340         70,691
   URS Corp.* .......................................      3,020        135,115
                                                                   ------------
                                                                      1,094,681
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.7%
   AMETEK, Inc. .....................................      4,520        202,948
   Babcock & Wilcox Co.* . ..........................      2,940         81,467
   Cooper Industries PLC ............................      5,200        310,284
   Emerson Electric Co. .............................     23,390      1,315,687
   General Cable Corp.*(1) ..........................        960         40,877
   GrafTech International, Ltd.* ....................      5,400        109,458
   Hubbell, Inc. - Class B ..........................      1,590        103,271
   Polypore International, Inc.* ....................      1,700        115,328
   Regal-Beloit Corp. ...............................        600         40,062
   Rockwell Automation, Inc. ........................      4,620        400,831
   Roper Industries, Inc. ...........................      3,210        267,393
   Thomas & Betts Corp.* . ..........................        730         39,311
                                                                   ------------
                                                                      3,026,917
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
   3M Co. ...........................................     21,910      2,078,163
   Carlisle Cos., Inc. ..............................      1,890         93,045
   General Electric Co. .............................    328,520      6,195,887
   Tyco International, Ltd. . .......................     17,000        840,310
                                                                   ------------
                                                                      9,207,405
                                                                   ------------
MACHINERY -- 2.8%
   AGCO Corp.* ......................................      2,760        136,234
   Bucyrus International, Inc. ......................      2,110        193,403
   Caterpillar, Inc. ................................     19,700      2,097,262
   CNH Global NV* ...................................      2,000         77,300
   Crane Co. ........................................      2,450        121,055
   Cummins, Inc. ....................................      6,420        664,406
   Danaher Corp. ....................................     17,580        931,564
   Deere & Co. ......................................     13,250      1,092,462
   Donaldson Co., Inc.(1) ...........................      2,430        147,452
   Dover Corp. ......................................      5,260        356,628
   Eaton Corp. ......................................     11,100        571,095
   Flowserve Corp. ..................................      2,040        224,176
   Gardner Denver, Inc. .............................      3,030        254,672
   Graco, Inc. ......................................      2,140        108,412
   Harsco Corp. .....................................      1,810         59,006
   IDEX Corp. .......................................      2,120         97,202
   Illinois Tool Works, Inc. . ......................     14,800        836,052
   Ingersoll-Rand PLC ...............................     11,700        531,297
   Joy Global, Inc. .................................      3,280        312,387
   Kennametal, Inc. .................................      2,650        111,857
   Lincoln Electric Holdings, Inc. ..................      2,600         93,210
   Navistar International Corp.* ....................      1,680         94,853
   Nordson Corp. ....................................      2,100        115,185
   Oshkosh Corp.* ...................................      2,890         83,637
   PACCAR, Inc. .....................................     10,590        541,043
   Pall Corp. .......................................      3,170        178,249
   Parker Hannifin Corp. ............................      6,000        538,440
   Pentair, Inc. ....................................      2,320         93,635
   Snap-On, Inc. ....................................      1,780        111,214
   SPX Corp. ........................................      1,230        101,672
   Stanley Black & Decker, Inc. .....................      4,520        325,666

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                         Shares      (Note 2)
                                                        --------   ------------
 MACHINERY -- (CONTINUED)
   Terex Corp.* .....................................      2,030   $     57,754
   The Manitowoc Co., Inc. ..........................      3,910         65,844
   The Toro Co. .....................................      1,570         94,985
   Timken Co. .......................................      2,400        120,960
   Trinity Industries, Inc. .........................      1,080         37,670
   Valmont Industries, Inc.  . ......................      1,060        102,173
   WABCO Holdings, Inc.* ............................      3,450        238,257
   Wabtec Corp. .....................................        910         59,805
                                                                   ------------
                                                                     11,978,174
                                                                   ------------
 MARINE -- 0.0%
   Alexander & Baldwin, Inc. ........................        260         12,522
   Kirby Corp.* .....................................      1,500         85,005
                                                                   ------------
                                                                         97,527
                                                                   ------------
 PROFESSIONAL SERVICES --  0.2%
   Equifax, Inc. ....................................      4,060        140,963
   IHS, Inc. - Class A* .............................      2,140        178,519
   Manpower, Inc. ...................................      1,860         99,789
   Robert Half Internationa l, Inc. .................      4,810        130,014
   The Dun & Bradstreet Corp. .......................      1,830        138,238
   Towers Watson & Co. - Class A ....................        800         52,568
   Verisk Analytics, Inc.* ..........................        800         27,696
                                                                   ------------
                                                                        767,787
                                                                   ------------
 ROAD & RAIL -- 0.9%
   Con-way, Inc. ....................................      1,840         71,411
   CSX Corp. ........................................     31,100        815,442
   Hertz Global Holdings, Inc.* .....................      8,050        127,834
   JB Hunt Transport Services, Inc. .................      1,480         69,693
   Kansas City Southern
   Industries, Inc.* ................................      2,800        166,124
   Landstar System, Inc. ............................      1,590         73,903
   Norfolk Southern Corp. . .........................      9,860        738,810
   Ryder System, Inc. ...............................      1,640         93,234
   Union Pacific Corp. ..............................     15,760      1,645,344
                                                                   ------------
                                                                      3,801,795
                                                                   ------------
 TRADING COMPANIES & DISTRIBUTORS -- 0.2%
   Fastenal Co.(1) ..................................      8,160        293,678
   GATX Corp. .......................................        290         10,765
   MSC Industrial Direct Co .,
   Inc. - Class A ...................................      1,390         92,171
   W.W. Grainger, Inc.(1) ...........................      2,010        308,837
   WESCO International, Inc.* .......................        380         20,554
                                                                   ------------
                                                                        726,005
                                                                   ------------
 TOTAL INDUSTRIALS ..................................                48,727,623
                                                                   ------------
INFORMATION TECHNOLOGY - - 17.8%

 COMMUNICATIONS EQUIPMENT  -- 1.9%
   Acme Packet, Inc.* ...............................      1,600        112,208
   Brocade Communications
   Systems, Inc.* ...................................      8,790         56,783
   Ciena Corp.* .....................................      4,740         87,121
   Cisco Systems, Inc. ..............................    170,420      2,660,256
   EchoStar Corp. -
   Class A* .........................................        270          9,836
   F5 Networks, Inc.* ...............................      2,110        232,628
   Harris Corp.(1) ..................................      5,040        227,102
   JDS Uniphase Corp.* ..............................     10,850        180,761
   Juniper Networks, Inc.* . ........................     15,940        502,110
   Motorola Mobility
   Holdings, inc.* ..................................      3,142         69,250
   Motorola Solutions, Inc.* ........................     10,490        482,960
   Polycom, Inc.* ...................................      4,200        270,060
   QUALCOMM, Inc. ...................................     53,100      3,015,549
   Riverbed Technology, Inc.*(1) ....................      4,200        166,278
   Tellabs, Inc. ....................................      1,800          8,298
                                                                   ------------
                                                                      8,081,200
                                                                   ------------
 COMPUTERS & PERIPHERALS  -- 3.8%
   Apple, Inc.* .....................................     28,590      9,596,805
   Dell, Inc.* ......................................     52,150        869,340
   Diebold, Inc. ....................................      3,073         95,294
   EMC Corp.* .......................................     66,370      1,828,493
   Hewlett-Packard Co.                                    69,390      2,525,796
   Lexmark International,
   Inc. - Class A* ..................................      2,230         65,250
   NCR Corp.* .......................................      5,320        100,495
   NetApp, Inc.* ....................................     11,943        630,352
   QLogic Corp.* ....................................      4,890         77,849
   SanDisk Corp.* ...................................      8,450        350,675
   Seagate Technology PLC ...........................      6,550        105,848
   Western Digital Corp.* ...........................      7,280        264,846
                                                                   ------------
                                                                     16,511,043
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2011 -- continued

                                                                    Value
                                                         Shares    (Note 2)
                                                         ------   -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
  Amphenol Corp. -- Class A ..........................    4,750   $   256,452
  Arrow Electronics, Inc.* ...........................    3,540       146,910
  Avnet, Inc.* .......................................    4,960       158,125
  AVX Corp. ..........................................      200         3,048
  Corning, Inc. ......................................   50,540       917,301
  Dolby Laboratories, Inc.* ..........................    1,350        57,321
  FLIR Systems, Inc. .................................    8,390       282,827
  Ingram Micro, Inc. -- Class A* .....................   11,500       208,610
  Itron, Inc.*(1) ....................................    2,270       109,323
  Jabil Circuit, Inc. ................................    2,940        59,388
  Molex, Inc.(1) .....................................    3,650        94,061
  National Instruments Corp. .........................    2,880        85,507
  Tech Data Corp.* ...................................    1,700        83,113
  Trimble Navigation, Ltd.* ..........................    3,850       152,614
  Vishay Intertechnology, Inc.* ......................    2,370        35,645
                                                                  -----------
                                                                    2,650,245
                                                                  -----------

INTERNET SOFTWARE & SERVICES -- 1.6%
  Akamai Technologies, Inc.* .........................    7,750       243,893
  AOL, Inc.*(1) ......................................    3,431        68,140
  eBay, Inc.* ........................................   35,620     1,149,457
  Equinix, Inc.* .....................................    1,990       201,030
  Google, Inc. -- Class A* ...........................    7,685     3,891,530
  IAC/InterActiveCorp.* ..............................    3,530       134,740
  Monster Worldwide, Inc.*(1) ........................    6,120        89,719
  Rackspace Hosting, Inc.* ...........................    2,800       119,672
  VeriSign, Inc. .....................................    3,950       132,167
  VistaPrint NV* .....................................      600        28,710
  WebMD Health Corp.* ................................    2,353       107,250
  Yahoo!, Inc.* ......................................   42,070       632,733
                                                                  -----------
                                                                    6,799,041
                                                                  -----------

IT SERVICES -- 3.5%
  Accenture PLC -- Class A ...........................   20,700     1,250,694
  Alliance Data Systems Corp.*(1) ....................    2,090       196,606
  Amdocs, Ltd.* ......................................    2,720        82,661
  Automatic Data Processing, Inc. ....................   16,530       870,800
  Broadridge Financial Solutions, Inc. ...............    3,630        87,374
  Cognizant Technology Solutions Corp. -- Class A* ...   10,070       738,534
  Computer Sciences Corp. ............................    5,600       212,576
  CoreLogic, Inc.* ...................................    5,980        99,926
  DST Systems, Inc. ..................................    2,670       140,976
  Fidelity National Information Services, Inc. .......    7,643       235,328
  Fiserv, Inc.* ......................................    5,430       340,081
  Gartner, Inc.* .....................................    1,300        52,377
  Genpact, Ltd.* .....................................      400         6,896
  Global Payments, Inc. ..............................    3,250       165,750
  International Business Machines Corp. ..............   37,980     6,515,469
  Lender Processing Services, Inc. ...................    4,070        85,104
  Mastercard, Inc. -- Class A ........................    3,080       928,127
  NeuStar, Inc. -- Class A* ..........................    3,350        87,770
  Paychex, Inc. ......................................    9,570       293,990
  SAIC, Inc.* ........................................   12,600       211,932
  Teradata Corp.* ....................................    5,770       347,354
  The Western Union Co. ..............................   22,990       460,490
  Total System Services, Inc. ........................    4,520        83,981
  VeriFone Holdings, Inc.* ...........................    2,600       115,310
  Visa, Inc. -- Class A ..............................   16,030     1,350,688
                                                                  -----------
                                                                   14,960,794
                                                                  -----------

OFFICE ELECTRONICS -- 0.1%
  Xerox Corp. ........................................   45,360       472,198
  Zebra Technologies Corp. -- Class A* ...............    3,850       162,354
                                                                  -----------
                                                                      634,552
                                                                  -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
  Advanced Micro Devices, Inc.* ......................   26,650       186,283
  Altera Corp. .......................................    9,930       460,255
  Analog Devices, Inc. ...............................    7,820       306,075
  Applied Materials, Inc. ............................   42,480       552,665
  Atmel Corp.* .......................................   11,220       157,865
  Avago Technologies, Ltd. ...........................    5,100       193,800
  Broadcom Corp. -- Class A* .........................   16,730       562,797

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                         Value
                                                             Shares     (Note 2)
                                                            -------   -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
    Cree, Inc.* .........................................     3,930   $   132,009
    Cypress Semiconductor Corp.* ........................     5,630       119,018
    Fairchild Semiconductor International, Inc.* ........     1,810        30,245
    First Solar, Inc.*(1) ...............................       480        63,490
    Intel Corp. .........................................   164,770     3,651,303
    International Rectifier Corp.* ......................       410        11,468
    Intersil Holding Corp. -- Class A ...................       900        11,565
    KLA-Tencor Corp. ....................................     7,250       293,480
    Lam Research Corp.* .................................     3,010       133,283
    Linear Technology Corp. .............................     7,770       256,565
    LSI Logic Corp.* ....................................    27,300       194,376
    Marvell Technology Group, Ltd.* .....................     5,830        86,080
    Maxim Integrated Products, Inc. .....................    11,920       304,675
    MEMC Electronic Materials, Inc.* ....................     6,540        55,786
    Microchip Technology, Inc.(1) .......................     7,240       274,468
    Micron Technology, Inc.* ............................    14,670       109,732
    National Semiconductor Corp. ........................     5,860       144,215
    Novellus Systems, Inc.*(1) ..........................     3,040       109,866
    NVIDIA Corp.* .......................................    20,780       331,129
    ON Semiconductor Corp.* .............................    10,170       106,480
    PMC-Sierra, Inc.* ...................................     7,550        57,154
    Silicon Laboratories, Inc.* .........................     1,380        56,939
    Skyworks Solutions, Inc.*(1) ........................     4,800       110,304
    SunPower Corp. -- Class A*(1) .......................        91         1,759
    Teradyne, Inc.*(1) ..................................     3,450        51,060
    Texas Instruments, Inc. .............................    36,850     1,209,785
    Varian Semiconductor Equipment Associates, Inc.* ....     3,190       195,994
    Xilinx, Inc. ........................................    12,000       437,640
                                                                      -----------
                                                                       10,959,608
                                                                      -----------

  SOFTWARE -- 3.7%
    Activision Blizzard, Inc. ...........................     8,770       102,434
    Adobe Systems, Inc.* ................................    17,780       559,181
    ANSYS, Inc.* ........................................     2,280       124,648
    Ariba, Inc.* ........................................     3,300       113,751
    Autodesk, Inc.* .....................................     7,930       306,098
    BMC Software, Inc.* .................................     5,650       309,055
    CA, Inc. ............................................    11,580       264,487
    Cadence Design Systems, Inc.*(1) ....................    12,310       129,994
    Citrix Systems, Inc.* ...............................     5,330       426,400
    Compuware Corp.* ....................................     1,080        10,541
    Electronic Arts, Inc.* ..............................    13,460       317,656
    FactSet Research Systems, Inc.(1) ...................     1,540       157,573
    Fortinet, Inc.* .....................................     4,000       109,160
    Informatica Corp.* ..................................     3,500       204,505
    Intuit, Inc.* .......................................     9,140       474,000
    MICROS Systems, Inc.* ...............................     3,020       150,124
    Microsoft Corp. .....................................   230,640     5,996,640
    Nuance Communications, Inc.* ........................     7,200       154,584
    Oracle Corp. ........................................   119,000     3,916,290
    Red Hat, Inc.* ......................................     6,330       290,547
    Rovi Corp.* .........................................     2,350       134,796
    Salesforce.com, Inc.*(1) ............................     3,720       554,206
    Solera Holdings, Inc. ...............................     3,000       177,480
    Symantec Corp.* .....................................    27,320       538,750
    Synopsys, Inc.* .....................................     5,700       146,547
    TIBCO Software, Inc.* ...............................     4,300       124,786
    VMware, Inc.* .......................................     2,310       231,531
                                                                      -----------
                                                                       16,025,764
                                                                      -----------
  TOTAL INFORMATION TECHNOLOGY                                         76,622,247
                                                                      -----------

MATERIALS -- 4.3%
  CHEMICALS -- 2.6%
    Air Products & Chemicals, Inc. ......................     6,470       618,403
    Airgas, Inc. ........................................     3,160       221,326
    Albemarle Corp. .....................................     3,080       213,136
    Ashland, Inc. .......................................     2,340       151,211
    Cabot Corp. .........................................     2,560       102,067
    Celanese Corp. -- Series A ..........................     4,270       227,634
    CF Industries Holdings, Inc. ........................     1,623       229,930
    Cytec Industries, Inc. ..............................       980        56,046

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                  Value
                                                      Shares    (Note 2)
                                                     -------   -----------
  CHEMICALS -- (CONTINUED)
    E.I. DuPont de Nemours & Co. .................    29,130   $ 1,574,476
    Eastman Chemical Co. .........................     3,000       306,210
    Ecolab, Inc. .................................     8,930       503,473
    FMC Corp. ....................................     1,830       157,417
    Huntsman Corp. ...............................     7,270       137,040
    International Flavors & Fragrances, Inc. .....     1,800       115,632
    Intrepid Potash, Inc.* .......................       100         3,250
    LyondellBasell Industries NV -- Class A ......     9,200       354,384
    Monsanto Co. .................................    17,050     1,236,807
    Nalco Holding Co. ............................     3,260        90,661
    PPG Industries, Inc. .........................     5,620       510,240
    Praxair, Inc. ................................     9,750     1,056,802
    Rockwood Holdings, Inc.* .....................     2,000       110,580
    RPM International, Inc. ......................     3,760        86,555
    Sigma-Aldrich Corp. ..........................     3,490       256,096
    Solutia, Inc.* ...............................     4,900       111,965
    The Dow Chemical Co. .........................    36,350     1,308,600
    The Lubrizol Corp. ...........................     2,180       292,709
    The Mosaic Co. ...............................     8,350       565,546
    The Scotts Miracle- Gro Co. -- Class A .......     1,470        75,426
    The Sherwin- Williams Co.(1) .................     2,858       239,700
    The Valspar Corp. ............................     1,520        54,811
    WR Grace & Co.* ..............................     2,500       114,075
                                                               -----------
                                                                11,082,208
                                                               -----------

  CONSTRUCTION MATERIALS -- 0.1%
    Martin Marietta Materials Corp.(1) ...........     1,390       111,158
    Vulcan Materials Co.(1) ......................     3,300       127,149
                                                               -----------
                                                                   238,307
                                                               -----------

  CONTAINERS & PACKAGING -- 0.2%
    AptarGroup, Inc. .............................       580        30,357
    Ball Corp. ...................................     4,300       165,378
    Bemis Co., Inc. ..............................     2,840        95,935
    Crown Holdings, Inc.* ........................     4,340       168,479
    Greif, Inc. -- Class A .......................       270        17,558
    Owens-Illinois, Inc.* ........................       180         4,646
    Packaging Corp. of America ...................     2,850        79,772
    Rock-Tenn Co. -- Class A .....................     2,000       132,680
    Sealed Air Corp. .............................     3,900        92,781
    Sonoco Products Co. ..........................     3,610       128,299
    Temple-Inland, Inc. ..........................     3,400       101,116
                                                               -----------
                                                                 1,017,001
                                                               -----------

  METALS & MINING -- 1.2%
    AK Steel Holding Corp. .......................     2,670        42,079
    Alcoa, Inc. ..................................    34,700       550,342
    Allegheny Technologies, Inc.(1) ..............     2,650       168,195
    Allied Nevada Gold Corp.* ....................     3,300       116,721
    Carpenter Technology Corp. ...................     3,080       177,654
    Cliffs Natural Resources, Inc. ...............     4,440       410,478
    Commercial Metals Co. ........................       870        12,485
    Compass Minerals International, Inc. .........       900        77,463
    Freeport-McMoRan Copper & Gold, Inc. .........    29,160     1,542,564
    Molycorp, Inc.* ..............................     1,900       116,014
    Newmont Mining Corp. .........................    15,670       845,710
    Nucor Corp.(1) ...............................     8,950       368,919
    Reliance Steel & Aluminum Co. ................     2,950       146,468
    Royal Gold, Inc.(1) ..........................     2,400       140,568
    Schnitzer Steel Industries, Inc. -- Class A ..       140         8,064
    Southern Copper Corp. ........................     5,810       190,975
    Steel Dynamics, Inc. .........................     5,700        92,625
    Titanium Metals Corp. ........................     3,351        61,390
    United States Steel Corp.(1) .................     2,020        93,001
    Walter Industries, Inc. ......................     1,950       225,810
                                                               -----------
                                                                 5,387,525
                                                               -----------

  PAPER & FOREST PRODUCTS -- 0.2%
    Domtar Corp. .................................     1,800       170,496
    International Paper Co. ......................    17,040       508,133
    MeadWestvaco Corp. ...........................     4,680       155,891
                                                               -----------
                                                                   834,520
                                                               -----------
  TOTAL MATERIALS ................................              18,559,561
                                                               -----------
TELECOMMUNICATION SERVICES -- 2.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
    AT&T, Inc. ...................................   179,757     5,646,167
    CenturyLink, Inc. ............................    18,519       748,723

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                                Shares     (Note 2)
                                                                ------   -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
     Frontier Communications Corp.(1)....................       33,842   $   273,105
     Level 3 Communications, Inc.*.......................       31,020        75,689
     TW Telecom, Inc.*...................................        4,100        84,173
     Verizon Communications, Inc.........................       87,220     3,247,201
     Windstream Corp.....................................       16,800       217,728
                                                                         -----------
                                                                          10,292,786
                                                                         -----------

  WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     American Tower Corp. -- Class A*....................       12,110       633,716
     Clearwire Corp. -- Class A*(1)......................        8,700        32,886
     Crown Castle International Corp.*...................       10,040       409,532
     MetroPCS Communications, Inc.*......................        4,930        84,845
     NII Holdings, Inc.*.................................        5,590       236,904
     SBA Communications Corp. -- Class A*................        3,210       122,590
     Sprint Nextel Corp.*................................       93,840       505,798
     Telephone & Data Systems, Inc.......................        2,230        69,308
     United States Cellular Corp.*.......................           90         4,358
                                                                         -----------
                                                                           2,099,937
                                                                         -----------
  TOTAL TELECOMMUNICATION SERVICES                                        12,392,723
                                                                         -----------
UTILITIES -- 3.5%
  ELECTRIC UTILITIES -- 1.8%
     American Electric Power Co., Inc....................       16,190       610,039
     DPL, Inc............................................        4,530       136,625
     Duke Energy Corp....................................       43,600       820,988
     Edison International(1).............................       11,020       427,025
     Entergy Corp........................................        4,770       325,695
     Exelon Corp.........................................       16,970       726,995
     FirstEnergy Corp....................................       13,826       610,418
     Great Plains Energy, Inc............................       10,620       220,153
     Hawaiian Electric Industries, Inc...................        2,710        65,203
     ITC Holdings Corp...................................        1,320        94,736
     NextEra Energy, Inc.................................       12,540       720,548
     Northeast Utilities.................................        4,310       151,583
     NV Energy, Inc......................................        5,880        90,258
     Pepco Holdings, Inc.(1).............................       12,150       238,504
     Pinnacle West Capital Corp..........................        3,200       142,656
     PPL Corp............................................       19,300       537,119
     Progress Energy, Inc................................        9,620       461,856
     Southern Co.........................................       26,081     1,053,151
     Westar Energy, Inc.(1)..............................        2,960        79,654
                                                                         -----------
                                                                           7,513,206
                                                                         -----------

  GAS UTILITIES -- 0.2%
     AGL Resources, Inc.(1)..............................        2,820       114,802
     Atmos Energy Corp...................................        2,610        86,783
     National Fuel Gas Co................................        2,410       175,448
     ONEOK, Inc..........................................        2,580       190,946
     Questar Corp........................................       13,500       239,085
     UGI Corp............................................        1,890        60,272
                                                                         -----------
                                                                             867,336
                                                                         -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
     Calpine Corp.*.....................................         8,350       134,686
     Constellation Energy Group, Inc....................         5,680       215,613
     GenOn Energy, Inc.*................................        29,757       114,862
     NRG Energy, Inc.*..................................        11,600       285,128
     Ormat Technologies, Inc.(1)........................           100         2,201
     The AES Corp.*.....................................        21,110       268,941
                                                                         -----------
                                                                           1,021,431
                                                                         -----------

  MULTI-UTILITIES -- 1.2%
     Alliant Energy Corp................................         4,200       170,772
     Ameren Corp........................................         9,350       269,654
     CenterPoint Energy, Inc............................        17,060       330,111
     CMS Energy Corp.(1)................................         7,770       152,991
     Consolidated Edison, Inc...........................         8,940       475,966
     Dominion Resources, Inc............................        17,870       862,585
     DTE Energy Co......................................         8,000       400,160
     Integrys Energy Group, Inc.........................         1,760        91,238
     MDU Resources Group, Inc...........................         4,280        96,300
     NiSource, Inc......................................        13,800       279,450

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                             Value
                                                                               Shares       (Note 2)
                                                                             ----------   -------------
  MULTI-UTILITIES -- (CONTINUED)
     NSTAR ...............................................................        3,670   $     168,747
     OGE Energy Corp. ....................................................        3,110         156,495
     PG&E Corp. ..........................................................       12,220         513,606
     Public Service Enterprise Group, Inc. ...............................        8,000         261,120
     SCANA Corp.(1) ......................................................          740          29,134
     Sempra Energy .......................................................        5,350         282,908
     TECO Energy, Inc. ...................................................        5,130          96,906
     Vectren Corp. .......................................................        1,680          46,805
     Wisconsin Energy Corp. ..............................................        7,340         230,109
     Xcel Energy, Inc. ...................................................       11,770         286,011
                                                                                          -------------
                                                                                              5,201,068
                                                                                          -------------

  WATER UTILITIES -- 0.1%
     American Water Works Co., Inc. ......................................        7,090         208,800
     Aqua America, Inc. ..................................................        5,900         129,682
                                                                                          -------------
                                                                                                338,482
                                                                                          -------------
  TOTAL UTILITIES                                                                            14,941,523
                                                                                          -------------
  TOTAL COMMON STOCK
   (COST $346,900,245) ...................................................                  428,833,244
                                                                                          -------------

RIGHTS -- 0.0%
     Celgene Corp.* ......................................................           89             182
     Fresenius Kabi Pharmaceuticals Holding, Inc.* .......................          132              --
                                                                                          -------------
  TOTAL RIGHTS
   (COST $0) .............................................................                          182
                                                                                          -------------

EXCHANGE-TRADED FUNDS -- 0.0%
  iShares Russell 1000 Index Fund
   (Cost $87,122) ........................................................        1,545         114,160
                                                                                          -------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 5.6%
  BlackRock Liquidity Funds TempFund Portfolio -- Institutional ..........   11,164,153      11,164,153
  Institutional Money Market Trust .......................................   13,025,171      13,025,171
                                                                                          -------------

  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $24,189,324)(3) .................................................                   24,189,324
                                                                                          -------------
  TOTAL INVESTMENTS -- 105.5%
   (COST $371,176,691)+(2) ...............................................                $ 453,136,910
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.5)% ........................                 (23,641,843)
                                                                                          -------------
  NET ASSETS -- 100.0% ...................................................                $ 429,495,067
                                                                                          =============

----------
*     Non-income producing security.

+ The cost for Federal income tax purposes is $375,519,033. At June 30, 2011, net unrealized appreciation was $77,617,877. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $84,749,484 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,131,607.

(1)   Security partially or fully on loan.

(2) At June 30, 2011, the market value of securities on loan for the Large-Cap Strategy Fund was $23,429,623.

(3)   See Note 6 in the Notes to Financial Statements.

(4) As of June 30, 2011, 3 securities representing $0 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                                                          LEVEL 2 --    LEVEL 3 --
                                                                              TOTAL        LEVEL 1 --    SIGNIFICANT   SIGNIFICANT
                                                                            VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                          JUNE 30, 2011      PRICES        INPUTS        INPUTS
                                                                          -------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
  Common Stocks........................................................   $428,833,244    $428,833,244   $        --      $--
  Exchange-Traded Funds................................................        114,160         114,160            --       --
  Rights...............................................................            182             182            --       --
  Short-Term Investments held as Collateral for Loaned  Securities.....     24,189,324      11,164,153    13,025,171       --
                                                                          ------------    ------------   -----------      ---
Total                                                                     $453,136,910    $440,111,739   $13,025,171      $--
                                                                          ============    ============   ===========      ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011

    (Showing Percentage of Net Assets)

                                                                        Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.0%
  CONSUMER DISCRETIONARY -- 13.3%
     AUTO COMPONENTS -- 1.0%
         American Axle & Manufacturing Holdings, Inc.* ...    4,445   $   50,584
         Amerigon, Inc.* .................................    1,907       33,144
         Cooper Tire & Rubber Co. ........................    6,316      124,994
         Dana Holding Corp.*(1) ..........................   13,770      251,991
         Dorman Products, Inc.* ..........................    1,356       53,670
         Drew Industries, Inc. ...........................    1,774       43,853
         Exide Technologies* .............................    8,632       65,948
         Fuel Systems Solutions, Inc.* ...................    2,506       62,525
         Modine Manufacturing Co.* .......................    6,055       93,065
         Shiloh Industries, Inc. .........................    1,980       21,344
         Spartan Motors, Inc. ............................    3,109       16,789
         Standard Motor Products, Inc. ...................    1,680       25,586
         Stoneridge, Inc.* ...............................    1,848       27,240
         Superior Industries International, Inc. .........    2,346       51,870
         Tenneco, Inc.*(1) ...............................    6,240      274,997
         Tower International, Inc.* ......................    1,300       22,997
                                                                      ----------
                                                                       1,220,597
                                                                      ----------

     AUTOMOBILES -- 0.0%
         Winnebago Industries, Inc.*(1) ..................    3,345       32,313
                                                                      ----------

     DISTRIBUTORS -- 0.2%
         Audiovox Corp. -- Class A* ......................    1,628       12,308
         Core-Mark Holding Co., Inc.* ....................    1,113       39,734
         Pool Corp. ......................................    5,025      149,795
         Weyco Group, Inc. ...............................      741       18,229
                                                                      ----------
                                                                         220,066
                                                                      ----------

     DIVERSIFIED CONSUMER SERVICES -- 1.4%
         American Public Education, Inc.* ................    1,135       50,519
         Archipelago Learning, Inc.* .....................      980        9,663
         Ascent Media Corp. -- Class A* ..................    1,610       85,282
         Bridgepoint Education, Inc.*(1) .................    1,700       42,500
         Cambium Learning Group, Inc.* ...................    7,310       24,635
         Capella Education Co.* ..........................      795       33,271
         Coinstar, Inc.*(1) ..............................    3,628      197,871
         Corinthian Colleges, Inc.* ......................    6,211       26,459
         CPI Corp. .......................................      740        9,731
         Grand Canyon Education, Inc.* ...................      704        9,983
         Hillenbrand, Inc. ...............................    7,140      168,861
         K12, Inc.* ......................................    2,320       76,885
         Learning Tree International, Inc. ...............      720        6,415
         Lincoln Educational Services Corp. ..............    3,228       55,360
         Mac-Gray Corp. ..................................    1,980       30,591
         Matthews International Corp. -- Class A .........    3,652      146,628
         National American University Holdings, Inc. .....    3,000       28,230
         Pre-Paid Legal Services, Inc.* ..................      635       42,221
         Princeton Review, Inc.* .........................      850          191
         Regis Corp. .....................................    5,248       80,399
         Sotheby's Holdings, Inc.(1) .....................    6,772      294,582
         Steiner Leisure, Ltd.* ..........................    1,655       75,600
         Stewart Enterprises, Inc. -- Class A ............    6,649       48,538
         Strayer Education, Inc. .........................    1,240      156,724
         Universal Technical Institute, Inc. .............    2,741       54,189
                                                                      ----------
                                                                       1,755,328
                                                                      ----------

     HOTELS, RESTAURANTS & LEISURE -- 2.6%
         AFC Enterprises, Inc.* ..........................    2,615       43,017
         Ambassadors Group, Inc. .........................    2,798       24,706
         Ameristar Casinos, Inc. .........................    3,135       74,331
         Biglari Holdings, Inc.* .........................      160       62,568
         BJ's Restaurants, Inc.* .........................    2,500      130,900
         Bluegreen Corp.* ................................    1,037        3,038
         Bob Evans Farms, Inc. ...........................    3,046      106,519
         Boyd Gaming Corp.*(1) ...........................    4,550       39,585
         Bravo Brio Restaurant Group, Inc.* ..............    1,210       29,560

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                   Value
                                                        Shares    (Note 2)
                                                        ------   ----------
HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
  Buffalo Wild Wings, Inc.* ..........................   1,932   $  128,111
  California Pizza Kitchen, Inc.* ....................   1,437       26,541
  Caribou Coffee Co., Inc.* ..........................   1,350       17,874
  Carrols Restaurant Group, Inc.* ....................   1,060       11,066
  CEC Entertainment, Inc. ............................   2,428       97,387
  Churchill Downs, Inc. ..............................     872       39,310
  Cracker Barrel Old Country Store, Inc.(1) ..........   2,342      115,484
  Denny's Corp.* .....................................   7,910       30,691
  DineEquity, Inc.* ..................................   1,542       80,600
  Domino's Pizza, Inc.* ..............................   6,334      159,870
  Einstein Noah Restaurant Group, Inc. ...............     704       10,539
  Gaylord Entertainment Co.* .........................   3,834      115,020
  International Speedway Corp. -- Class A ............   2,690       76,423
  Interval Leisure Group, Inc.* ......................   4,310       59,004
  Isle of Capri Casinos, Inc.* .......................   3,031       26,824
  Jack in the Box, Inc.* .............................   5,396      122,921
  Jamba, Inc.* .......................................  11,130       23,818
  Krispy Kreme Doughnuts, Inc.* ......................   7,430       70,659
  Life Time Fitness, Inc.* ...........................   4,027      160,718
  McCormick & Schmick's Seafood Restaurants, Inc.* ...   1,200       10,308
  Monarch Casino & Resort, Inc.* .....................     928        9,688
  Morgans Hotel Group Co.* ...........................   2,433       17,493
  Multimedia Games, Inc.* ............................   5,080       23,114
  O'Charley's, Inc.* .................................   1,730       12,646
  Orient-Express Hotels, Ltd. -- Class A* ............   7,780       83,635
  Papa John's International, Inc.* ...................   2,056       68,383
  Peet's Coffee & Tea, Inc.* .........................   1,050       60,585
  PF Chang's China Bistro, Inc.(1) ...................   2,361       95,007
  Pinnacle Entertainment, Inc.* ......................   6,287       93,676
  Red Lion Hotels Corp.* .............................   2,290       18,091
  Red Robin Gourmet Burgers, Inc.* ...................   1,602       58,281
  Ruby Tuesday, Inc.* ................................   6,300       67,914
  Ruth's Hospitality Group, Inc.* ....................   2,410       13,520
  Scientific Games Corp. -- Class A* .................   2,270       23,472
  Shuffle Master, Inc.* ..............................   4,580       42,846
  Six Flags Entertainment Corp. ......................   4,280      160,286
  Sonic Corp.* .......................................   5,665       60,219
  Speedway Motorsports, Inc. .........................   1,511       21,426
  Texas Roadhouse, Inc. ..............................   5,295       92,848
  The Cheesecake Factory, Inc.* ......................   5,876      184,330
  The Marcus Corp. ...................................   1,587       15,680
  Vail Resorts, Inc. .................................   4,180      193,200
                                                                 ----------
                                                                  3,313,732
                                                                 ----------

HOUSEHOLD DURABLES -- 0.8%
  American Greetings Corp. -- Class A ................   3,867       92,963
  Beazer Homes USA, Inc.* ............................   2,380        8,068
  Blyth, Inc. ........................................     710       35,749
  Brookfield Residential Properties, Inc.* ...........   1,193       11,835
  Cavco Industries, Inc.* ............................   1,015       45,675
  CSS Industries, Inc. ...............................   1,988       41,609
  Ethan Allen Interiors, Inc.(1) .....................   2,536       53,991
  Furniture Brands International, Inc.* ..............   9,960       41,234
  Helen of Troy, Ltd.* ...............................   2,753       95,061
  Hooker Furniture Corp. .............................     861        7,628
  Hovnanian Enterprises, Inc. -- Class A*(1) .........   5,813       14,009
  iRobot Corp.* ......................................   2,090       73,756
  KB Home ............................................   7,880       77,066
  Kid Brands, Inc.* ..................................   2,200       11,352
  La-Z-Boy, Inc.* ....................................   5,346       52,765
  Libbey, Inc.* ......................................   1,740       28,223
  Lifetime Brands, Inc. ..............................     120        1,409
  M.D.C. Holdings, Inc. ..............................   4,370      107,677
  M/I Homes, Inc.* ...................................   2,554       31,312
  Meritage Homes Corp.* ..............................   3,432       77,426

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                        Value
                                                             Shares    (Note 2)
                                                             ------   ----------
HOUSEHOLD DURABLES -- (CONTINUED)
  Ryland Group, Inc. .....................................    4,681   $   77,377
  Sealy Corp.* ...........................................   15,045       38,064
  Skyline Corp. ..........................................      539        9,433
  Standard Pacific Corp.*(1) .............................    4,740       15,879
  Universal Electronics, Inc.* ...........................    1,408       35,566
                                                                      ----------
                                                                       1,085,127
                                                                      ----------

INTERNET & CATALOG RETAIL -- 0.4%
  1-800-FLOWERS.COM, Inc. -- Class A* ....................    3,112        9,647
  Blue Nile, Inc.*(1) ....................................    1,422       62,539
  Gaiam, Inc. -- Class A .................................    1,143        5,681
  Geeknet, Inc.* .........................................    1,020       27,254
  HSN, Inc.* .............................................    3,830      126,084
  NutriSystem, Inc.(1) ...................................    1,379       19,389
  Orbitz Worldwide, Inc.* ................................    3,179        7,916
  Overstock.com, Inc.* ...................................    1,122       17,077
  PetMed Express, Inc. ...................................    2,107       24,968
  Shutterfly, Inc.* ......................................    3,182      182,710
  U.S. Auto Parts Network, Inc.* .........................    1,920       14,707
  ValueVision Media, Inc. -- Class A* ....................    4,200       32,130
  Vitacost.com, Inc.* ....................................      900        4,356
                                                                      ----------
                                                                         534,458
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
  Arctic Cat, Inc.* ......................................    2,150       28,875
  Brunswick Corp.(1) .....................................    9,011      183,824
  Callaway Golf Co.(1) ...................................    1,611       10,020
  Eastman Kodak Co.*(1) ..................................   13,750       49,225
  JAKKS Pacific, Inc.*(1) ................................    2,378       43,779
  Johnson Outdoors, Inc. -- Class A* .....................    1,400       23,968
  Leapfrog Enterprises, Inc.* ............................    2,987       12,605
  Marine Products Corp.* .................................    1,100        7,392
  Smith & Wesson Holdings Corp.* .........................    5,587       16,761
  Steinway Musical Instruments, Inc.* ....................      568       14,592
  Sturm, Ruger & Co., Inc. ...............................    1,720       37,754
                                                                      ----------
                                                                         428,795
                                                                      ----------

MEDIA -- 1.4%
  A.H. Belo Corp. -- Class A .............................    2,760       20,534
  Arbitron, Inc. .........................................    2,734      112,996
  Ballantyne Strong, Inc.* ...............................    3,230       15,149
  Belo Corp. -- Class A* .................................   10,060       75,752
  Carmike Cinemas, Inc.* .................................    1,090        7,532
  Central European Media Enterprises, Ltd. -- Class A* ...    2,620       51,745
  Cinemark Holdings, Inc. ................................    9,557      197,925
  Dex One Corp.*(1) ......................................    5,060       12,802
  E.W. Scripps Co. -- Class A*(1) ........................    4,960       47,963
  Entercom Communications Corp. -- Class A* ..............    2,420       21,006
  Entravision Communications Corp. -- Class A* ...........    8,930       16,520
  Fisher Communications, Inc.* ...........................      627       18,697
  Global Sources, Ltd.* ..................................      619        5,689
  Gray Television, Inc.* .................................    9,850       26,004
  Harte-Hanks, Inc. ......................................    1,646       13,365
  interCLICK, Inc.* ......................................    3,410       27,144
  Journal Communications, Inc. -- Class A* ...............    3,820       19,749
  Knology, Inc.* .........................................    2,369       35,180
  Lee Enterprises, Inc.*(1) ..............................    8,010        7,129
  LIN TV Corp. -- Class A* ...............................    3,270       15,925
  Live Nation Entertainment, Inc.* .......................   16,026      183,818
  Lodgenet Entertainment Corp.*(1) .......................      890        2,697
  Martha Stewart Living Omnimedia, Inc. -- Class A*(1) ...    8,103       35,167
  MDC Partners, Inc. -- Class A ..........................    2,490       44,969
  Media General, Inc. -- Class A*(1) .....................    2,260        8,633
  Meredith Corp. .........................................    3,620      112,691
  National CineMedia, Inc. ...............................    6,202      104,876
  Nexstar Broadcasting Group, Inc. -- Class A* ...........    3,220       26,436
  Outdoor Channel Holdings, Inc.* ........................    1,170        8,003
  PRIMEDIA, Inc. .........................................    1,510       10,645
  ReachLocal, Inc.* ......................................    1,420       29,579
  Rentrak Corp.* .........................................    1,230       21,820
  Scholastic Corp. .......................................    3,116       82,886

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                     Value
                                                          Shares    (Note 2)
                                                          ------   ----------
MEDIA -- (CONTINUED)
  Sinclair Broadcast Group, Inc. -- Class A ...........    3,568   $   39,177
  SuperMedia, Inc.*(1) ................................    1,070        4,012
  The McClatchy Co. -- Class A*(1) ....................    6,060       17,029
  The New York Times Co. -- Class A* ..................   12,450      108,564
  Valassis Communications, Inc.* ......................    5,090      154,227
  Warner Music Group Corp.*(1) ........................    7,800       64,116
  Westwood One, Inc.* .................................    5,860       30,238
  World Wrestling Entertainment, Inc. -- Class A(1) ...    1,017        9,692
                                                                   ----------
                                                                    1,848,081
                                                                   ----------

MULTILINE RETAIL -- 0.3%
  99 Cents Only Stores* ...............................    4,850       98,164
  Fred's, Inc. -- Class A .............................    4,302       62,078
  Gordmans Stores, Inc.* ..............................      160        2,782
  Saks, Inc.*(1) ......................................   11,660      130,242
  The Bon-Ton Stores, Inc.(1) .........................    2,250       21,870
  Tuesday Morning Corp.* ..............................    1,800        8,370
                                                                   ----------
                                                                      323,506
                                                                   ----------

SPECIALTY RETAIL -- 3.2%
  Aeropostale, Inc.* ..................................    8,130      142,275
  America's Car- Mart, Inc.* ..........................    1,040       34,320
  ANN, Inc.*(1) .......................................    5,440      141,984
  Asbury Automotive Group, Inc.* ......................    2,524       46,770
  Ascena Retail Group, Inc.* ..........................    6,567      223,606
  Barnes & Noble, Inc. ................................    3,670       60,849
  Bebe Stores, Inc. ...................................    2,106       12,868
  Big 5 Sporting Goods Corp. ..........................    1,932       15,186
  Body Central Corp.* .................................    1,560       36,707
  Books-A-Million, Inc.(1) ............................    4,400       15,268
  Brown Shoe Co., Inc.(1) .............................    2,515       26,785
  Build-A-Bear Workshop, Inc.* ........................    1,721       11,204
  Cabela's, Inc.* .....................................    5,114      138,845
  Casual Male Retail Group, Inc.* .....................    6,740       27,971
  Charming Shoppes, Inc.* .............................    4,150       17,264
  Christopher & Banks Corp. ...........................    4,415       25,386
  Citi Trends, Inc.* ..................................    2,906       43,822
  Coldwater Creek, Inc.* ..............................    7,830       10,962
  Collective Brands, Inc.*(1) .........................    3,257       47,845
  Conn's, Inc.*(1) ....................................    1,216       10,518
  Cost Plus, Inc.* ....................................    2,480       24,800
  Destination Maternity Corp. .........................      960       19,181
  Express, Inc. .......................................    5,770      125,786
  Genesco, Inc.* ......................................    2,321      120,924
  GNC Holdings, Inc. -- Class A* ......................    3,550       77,426
  Group 1 Automotive, Inc. ............................    2,554      105,174
  Haverty Furniture Cos., Inc. ........................    1,967       22,640
  hhgregg, Inc.*(1) ...................................    2,925       39,195
  Hibbett Sports, Inc.* ...............................    2,714      110,487
  Hot Topic, Inc. .....................................    4,801       35,719
  Jos. A. Bank Clothiers, Inc.*(1) ....................    2,580      129,026
  Kirkland's, Inc.* ...................................    1,440       17,309
  Lithia Motors, Inc. -- Class A ......................    1,680       32,978
  Lumber Liquidators Holdings, Inc.*(1) ...............    2,521       64,033
  MarineMax, Inc.* ....................................    3,180       27,857
  Midas, Inc.* ........................................    1,034        6,535
  Monro Muffler Brake, Inc. ...........................    2,742      102,249
  New York & Co., Inc.* ...............................    2,080       10,296
  Office Depot, Inc.* .................................   23,340       98,495
  OfficeMax, Inc.* ....................................    4,000       31,400
  Pacific Sunwear of California, Inc.* ................    7,770       20,280
  Penske Auto Group, Inc. .............................    4,010       91,187
  Pier 1 Imports, Inc.*(1) ............................    9,850      113,964
  Rent-A-Center, Inc. .................................    6,464      197,540
  Rue21, Inc.*(1) .....................................    1,650       53,625
  Select Comfort Corp.* ...............................    5,740      103,205
  Shoe Carnival, Inc.* ................................    1,049       31,627
  Sonic Automotive, Inc. -- Class A(1) ................    4,968       72,781
  Stage Stores, Inc. ..................................    4,578       76,910
  Stein Mart, Inc. ....................................    2,670       25,739
  Systemax, Inc.* .....................................    1,302       19,452
  Talbots, Inc.*(1) ...................................      300        1,002

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
      INVESTMENTS / JUNE 30, 2011 -- continued

                                                                  Value
                                                       Shares    (Note 2)
                                                       ------   -----------
  SPECIALTY RETAIL -- (CONTINUED)
    The Buckle, Inc.(1) ............................    2,985   $   127,459
    The Cato Corp. -- Class A ......................    2,513        72,374
    The Children's Place Retail Stores, Inc.*(1) ...    2,928       130,267
    The Finish Line, Inc. -- Class A ...............    5,634       120,568
    The Men's Wearhouse, Inc. ......................    5,059       170,488
    The Pep Boys -- Manny, Moe & Jack ..............    5,553        60,694
    The Wetseal, Inc. -- Class A* ..................   13,876        62,026
    Vitamin Shoppe, Inc.* ..........................    2,600       118,976
    West Marine, Inc.* .............................    1,850        19,185
    Zale Corp.* ....................................    4,690        26,264
    Zumiez, Inc.* ..................................    1,783        44,522
                                                                -----------
                                                                  4,052,080
                                                                -----------

  TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
    American Apparel, Inc.*(1) .....................    2,943         2,619
    Carter's, Inc.* ................................    5,211       160,290
    Cherokee, Inc. .................................    1,838        31,540
    Columbia Sportswear Co. ........................    1,233        78,172
    Crocs, Inc.* ...................................    9,610       247,457
    Culp, Inc.* ....................................    2,490        23,381
    Delta Apparel, Inc.* ...........................       60         1,020
    G-III Apparel Group, Ltd.* .....................    1,287        44,376
    Iconix Brand Group, Inc.* ......................    7,445       180,169
    Joe's Jeans, Inc.* .............................    3,820         3,247
    K-Swiss, Inc. -- Class A*(1) ...................    2,058        21,877
    Kenneth Cole Productions, Inc. -- Class A* .....      850        10,617
    Liz Claiborne, Inc.*(1) ........................    8,480        45,368
    Maidenform Brands, Inc.* .......................    2,319        64,144
    Movado Group, Inc. .............................    1,765        30,199
    Oxford Industries, Inc. ........................    1,960        66,170
    Perry Ellis International, Inc.* ...............    1,717        43,354
    Quiksilver, Inc.* ..............................   14,560        68,432
    Skechers U.S.A., Inc. -- Class A*(1) ...........    5,573        80,697
    Steven Madden, Ltd.* ...........................    3,426       128,509
    The Jones Group, Inc. ..........................    4,470        48,500
    The Timberland Co. -- Class A* .................    4,355       187,134
    The Warnaco Group, Inc.* .......................    4,411       230,475
    True Religion Apparel, Inc.* ...................    2,517        73,194
    Unifi, Inc.* ...................................    1,066        14,711
    Vera Bradley, Inc.* ............................    1,980        75,636
    Wolverine World Wide, Inc. .....................    5,146       214,845
                                                                -----------
                                                                  2,176,133
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY .                                 16,990,216
                                                                -----------
CONSUMER STAPLES -- 3.4%
  BEVERAGES -- 0.2%
    Central European Distribution Corp.* ...........    6,920        77,504
    Coca-Cola Bottling Co. Consolidated ............      691        46,753
    Heckmann Corp.* ................................   10,870        65,655
    National Beverage Corp. ........................    1,170        17,141
    Primo Water Corp.* .............................    1,950        28,060
    The Boston Beer Co., Inc. -- Class A* ..........      775        69,440
                                                                -----------
                                                                    304,553
                                                                -----------

  FOOD & STAPLES RETAILING -- 1.0%
    Arden Group, Inc. -- Class A ...................       53         4,877
    Casey's General Stores, Inc. ...................    3,736       164,384
    Great Atlantic & Pacific Tea Co., Inc.*(1) .....    3,280           558
    Ingles Markets, Inc. -- Class A ................    1,775        29,376
    Nash-Finch Co. .................................    1,858        66,535
    PriceSmart, Inc. ...............................    1,856        95,083
    Rite Aid Corp.*(1) .............................   49,220        65,462
    Ruddick Corp.(1) ...............................    4,750       206,815
    Spartan Stores, Inc. ...........................    1,679        32,791
    Susser Holdings Corp.* .........................      831        13,063
    The Andersons, Inc. ............................    2,155        91,049
    The Fresh Market, Inc.* ........................    1,910        73,879
    The Pantry, Inc.* ..............................    2,030        38,144
    United Natural Foods, Inc.* ....................    4,917       209,808
    Village Super Market -- Class A ................      780        21,614

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                             Value
                                                  Shares    (Note 2)
                                                  ------   ----------
  FOOD & STAPLES RETAILING -- (CONTINUED)
    Weis Markets, Inc. ........................    1,080   $   43,988
    Winn-Dixie Store, Inc.* ...................    8,091       68,369
                                                           ----------
                                                            1,225,795
                                                           ----------

  FOOD PRODUCTS -- 1.5%
    Alico, Inc. ...............................    1,220       31,256
    B&G Foods, Inc. -- Class A ................    5,616      115,802
    Cal-Maine Foods, Inc.(1) ..................    2,182       69,737
    Calavo Growers, Inc.(1) ...................    1,157       24,366
    Chiquita Brands International, Inc.* ......    5,391       70,191
    Darling International, Inc.* ..............   10,877      192,523
    Diamond Foods, Inc.(1) ....................    2,055      156,879
    Dole Food Co., Inc.* ......................    4,620       62,462
    Farmer Brothers Co. .......................      388        3,934
    Fresh Del Monte Produce, Inc. .............    4,049      107,987
    Griffin Land & Nurseries, Inc. ............      246        7,992
    Harbinger Group, Inc.* ....................    1,670       10,204
    Imperial Sugar Co. ........................    1,036       20,720
    J&J Snack Foods Corp. .....................    1,544       76,968
    John B. Sanfilippo & Son, Inc.* ...........    1,560       13,198
    Lancaster Colony Corp.(1) .................    2,162      131,493
    Lifeway Foods, Inc.* ......................    1,990       22,248
    Limoneira Co. .............................      880       19,879
    Omega Protein Corp.* ......................    2,070       28,566
    Pilgrim's Pride Corp.*(1) .................    9,640       52,152
    Sanderson Farms, Inc.(1) ..................    2,311      110,420
    Seneca Foods Corp. -- Class A* ............    1,710       43,742
    Smart Balance, Inc.* ......................    7,329       37,964
    Snyders-Lance, Inc. .......................    4,701      101,683
    The Hain Celestial Group, Inc.* ...........    4,103      136,876
    Tootsie Roll Industries, Inc.(1) ..........    2,380       69,639
    TreeHouse Foods, Inc.* ....................    3,542      193,429
                                                           ----------
                                                            1,912,310
                                                           ----------

  HOUSEHOLD PRODUCTS -- 0.1%
    Central Garden & Pet Co. -- Class A* ......    3,364       34,145
    Oil-Dri Corp. of America ..................      710       15,208
    Spectrum Brands Holdings, Inc.* ...........    1,660       53,120
    WD-40 Co. .................................    1,414       55,203
                                                           ----------
                                                              157,676
                                                           ----------

  PERSONAL PRODUCTS -- 0.4%
    Elizabeth Arden, Inc.* ....................    2,847       82,648
    International Parfums, Inc. ...............    1,208       27,820
    Medifast, Inc.*(1) ........................    1,140       27,052
    Nu Skin Enterprises, Inc. -- Class A(1) ...    5,658      212,458
    Nutraceutical International Corp.* ........      460        7,075
    Prestige Brands Holdings, Inc.* ...........    4,497       57,742
    Revlon, Inc. -- Class A* ..................    2,580       43,344
    Schiff Nutrition International, Inc. ......      195        2,182
    Synutra International, Inc.*(1) ...........    2,399       23,558
    The Female Health Co.(1) ..................    1,630        8,150
    USANA Health Sciences, Inc.* ..............      495       15,484
                                                           ----------
                                                              507,513
                                                           ----------

  TOBACCO -- 0.2%
    Alliance One International, Inc.* .........    9,832       31,757
    Star Scientific, Inc.*(1) .................    9,489       42,700
    Universal Corp. ...........................    1,092       41,136
    Vector Group, Ltd.(1) .....................    5,416       96,351
                                                           ----------
                                                              211,944
                                                           ----------
  TOTAL CONSUMER STAPLES                                    4,319,791
                                                           ----------

ENERGY -- 6.8%
  ENERGY EQUIPMENT & SERVICES -- 2.1%
    Basic Energy Services, Inc.* ..............    1,882       59,227
    Bristow Group, Inc. .......................    4,031      205,662
    Cal Dive International, Inc.* .............    1,939       11,595
    Complete Production Services, Inc.* .......    7,816      260,742
    Dawson Geophysical Co.* ...................      663       22,641
    Dril-Quip, Inc.* ..........................    3,608      244,731

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                           Value
                                                Shares    (Note 2)
                                                ------   ----------
ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
  Exterran Holdings, Inc.* ..................    6,270   $  124,334
  Global Geophysical Services, Inc.* ........    1,910       33,998
  Global Industries, Ltd.* ..................    9,480       51,950
  Gulf Island Fabrication, Inc. .............    1,683       54,327
  Gulfmark Offshore, Inc. -- Class A* .......    2,641      116,706
  Helix Energy Solutions Group, Inc.* .......   10,040      166,262
  Hercules Offshore, Inc.* ..................   13,500       74,385
  Hornbeck Offshore Services, Inc.* .........    2,988       82,170
  ION Geophysical Corp.*(1) .................   13,587      128,533
  Key Energy Services, Inc.* ................   12,310      221,580
  Lufkin Industries, Inc. ...................    3,260      280,523
  Matrix Service Co.* .......................    4,093       54,764
  Mitcham Industries, Inc.* .................    1,640       28,372
  Natural Gas Services Group, Inc.* .........      704       11,377
  Newpark Resources, Inc.* ..................    8,202       74,392
  OYO Geospace Corp.* .......................      311       31,100
  Parker Drilling Co.* ......................   14,514       84,907
  PHI, Inc.* ................................    1,015       22,056
  Pioneer Drilling Co.* .....................    4,878       74,341
  Tesco Corp.* ..............................    2,600       50,466
  Tetra Technologies, Inc.* .................    6,770       86,182
  Union Drilling, Inc.* .....................    3,290       33,854
  Vantage Drilling Co.* .....................   19,320       35,162
  Willbros Group, Inc.* .....................    1,238       10,573
                                                         ----------
                                                          2,736,912
                                                         ----------

OIL, GAS & CONSUMABLE FUELS -- 4.7%
  Abraxas Petroleum Corp.*(1) ...............    8,390       32,134
  Alon USA Energy, Inc. .....................    1,174       13,231
  Amyris, Inc.*(1) ..........................    1,760       49,438
  Apco Oil and Gas International, Inc.(1) ...    1,000       86,930
  Approach Resources, Inc.* .................    1,760       39,899
  ATP Oil & Gas Corp.*(1) ...................    4,202       64,333
  Berry Petroleum Co. -- Class A(1) .........    5,244      278,614
  Bill Barret Corp.* ........................    4,775      221,321
  BPZ Resources, Inc.*(1) ...................   11,673       38,287
  Callon Petroleum Co.* .....................    4,300       30,186
  CAMAC Energy, Inc.*(1) ....................    5,740        7,634
  Carrizo Oil & Gas, Inc.*(1) ...............    3,466      144,705
  Cheniere Energy, Inc.* ....................    5,457       49,986
  Clayton Williams Energy, Inc.* ............      483       29,004
  Clean Energy Fuels Corp.*(1) ..............    4,549       59,819
  Cloud Peak Energy, Inc.* ..................    6,510      138,663
  Comstock Resources, Inc.* .................    5,100      146,829
  Contango Oil & Gas Co.* ...................    1,069       62,472
  Crosstex Energy, Inc. .....................    3,643       43,352
  CVR Energy, Inc.* .........................    9,016      221,974
  Delek US Holdings, Inc. ...................    1,412       22,168
  Delta Petroleum Corp.* ....................   39,513       19,598
  DHT Maritime, Inc. ........................    2,613       10,008
  Endeavour International Corp.* ............    3,983       60,024
  Energy Partners, Ltd.* ....................    3,240       47,984
  Energy XXI Bermuda, Ltd.* .................    7,670      254,797
  Evolution Petroleum Corp.* ................       40          284
  Frontline, Ltd. ...........................    5,050       74,437
  FX Energy, Inc.* ..........................    3,903       34,268
  Gastar Exploration, Ltd.* .................    5,690       19,517
  General Maritime Corp. ....................    8,223       11,101
  Georesources, Inc.*(1) ....................    1,774       39,897
  GMX Resources, Inc.*(1) ...................    8,200       36,490
  Golar LNG, Ltd. ...........................    3,838      133,908
  Goodrich Petroleum Corp.*(1) ..............    2,175       40,042
  Green Plains Renewable Energy, Inc.*(1) ...    3,350       36,147
  Gulfport Energy Corp.* ....................    4,230      125,589
  Harvest Natural Resources, Inc.*(1) .......    1,749       19,291
  Houston American Energy Corp.(1) ..........    1,920       34,810
  Hyperdynamics Corp.*(1) ...................   15,960       68,628
  Isramco, Inc.* ............................       40        2,643
  James River Coal Co.*(1) ..................    2,332       48,552
  Knightsbridge Tankers, Ltd.(1) ............    2,573       56,683

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                 Value
                                                      Shares    (Note 2)
                                                      ------   ----------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
    Kodiak Oil & Gas Corp.*(1) ....................   14,770   $   85,223
    L&L Energy, Inc.*(1) ..........................    2,400       12,312
    Magnum Hunter Resources Corp.*(1) .............   11,450       77,402
    McMoRan Exploration Co.* ......................    9,458      174,784
    Miller Energy Resources, Inc.* ................    3,140       20,096
    Nordic American Tanker Shipping(1) ............    2,498       56,805
    Northern Oil and Gas, Inc.*(1) ................    5,870      130,020
    Oasis Petroleum, Inc.*(1) .....................    6,040      179,267
    Overseas Shipholding Group, Inc.(1) ...........    3,470       93,482
    Panhandle Oil and Gas, Inc. -- Class A ........      586       17,281
    Patriot Coal Corp.* ...........................    9,310      207,241
    Penn Virginia Corp. ...........................    2,364       31,228
    Petroleum Development Corp.* ..................    1,429       42,741
    Petroquest Energy, Inc.*(1) ...................    5,743       40,316
    RAM Energy Resources, Inc.*(1) ................   10,270       12,838
    Resolute Energy Corp.*(1) .....................    3,530       57,045
    Rex American Resources Corp.* .................      790       13,114
    Rex Energy Corp.*(1) ..........................    2,515       25,829
    Rosetta Resources, Inc.* ......................    5,748      296,252
    Scorpio Tankers, Inc.* ........................    1,250       12,488
    SemGroup Corp. -- Class A* ....................    4,170      107,044
    Ship Finance International, Ltd.(1) ...........    2,693       48,528
    Solazyme, Inc.* ...............................    2,300       52,831
    Stone Energy Corp.* ...........................    4,894      148,729
    Swift Energy Co.* .............................    4,206      156,758
    Syntroleum Corp.* .............................   16,930       24,887
    Targa Resources Corp. .........................      800       26,768
    Teekay Tankers, Ltd. -- Class A(1) ............    3,218       30,249
    Triangle Petroleum Corp.* .....................    4,190       27,067
    Ur-Energy, Inc.*(1) ...........................   15,150       24,240
    Uranerz Energy Corp.*(1) ......................    8,380       25,308
    Uranium Energy Corp.*(1) ......................   13,380       40,943
    Uranium Resources, Inc.* ......................   15,900       26,553
    USEC, Inc.* ...................................   19,285       64,412
    Vaalco Energy, Inc.* ..........................    5,557       33,453
    Venoco, Inc.* .................................    3,400       43,316
    W&T Offshore, Inc.(1) .........................    4,220      110,226
    Warren Resources, Inc.* .......................    8,990       34,252
    Western Refining, Inc.*(1) ....................    5,465       98,753
    Westmoreland Coal Co.* ........................    1,410       25,028
    World Fuel Services Corp. .....................    7,034      252,732
    Zion Oil & Gas, Inc.* .........................    4,540       27,013
                                                               ----------
                                                                5,970,531
                                                               ----------
  TOTAL ENERGY                                                  8,707,443
                                                               ----------
FINANCIALS -- 20.2%
  CAPITAL MARKETS -- 2.0%
    Apollo Investment Corp. .......................   14,162      144,594
    Arlington Asset Investment Corp. -- Class A ...      180        5,650
    Artio Global Investors, Inc.(1) ...............    4,870       55,031
    BGC Partners, Inc. -- Class A(1) ..............    6,570       50,786
    Blackrock Kelso Capital Corp.(1) ..............    1,180       10,585
    Calamos Asset Management, Inc. -- Class A .....    1,785       25,918
    Capital Southwest Corp. .......................      262       24,175
    Cohen & Steers, Inc. ..........................    1,853       61,427
    Cowen Group, Inc. -- Class A*(1) ..............    6,836       25,703
    Diamond Hill Investment Group, Inc. ...........      160       13,006
    Duff & Phelps Corp. -- Class A ................    2,764       35,462
    Edelman Financial Group, Inc. .................    1,795       14,163
    Epoch Holding Corp. ...........................      940       16,779
    Evercore Partners, Inc. -- Class A(1) .........    2,213       73,737
    FBR Capital Markets Corp.* ....................    5,860       19,924
    Fifth Street Finance Corp.(1) .................    7,546       87,534

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI--MANAGER FUNDS
SMALL--CAP STRATEGY FUND
  INVESTMENTS / JUNE 30, 2011 -- continued

                                                    Value
                                        Shares     (Note 2)
                                      ---------   -----------
CAPITAL MARKETS -- (CONTINUED)
 Financial Engines, Inc.* . .........     3,900   $   101,088
 FXCM, Inc.- Class A ................     2,700        26,784
 GAMCO Investors,
  Inc. - Class A  ...................       812        37,587
 GFI Group, Inc. ....................     5,181        23,781
 Gladstone Capital Corp. . ..........     4,502        41,598
 Gladstone Investment
  Corp. .............................     1,707        12,188
 Gleacher & Co., Inc.* ..............    10,155        20,716
 Golub Capital BDC, Inc. ............     1,570        23,440
 Harris & Harris
  Group, Inc.* ......................     2,760        14,159
 Hercules Technology
  Growth Capital, Inc. ..............     3,067        32,265
 HFF, Inc. - Class A* ...............     3,050        46,025
 ICG Group, Inc.* ...................     2,984        36,494
 Intl. FCStone, Inc.* ...............     1,026        24,839
 JMP Group, Inc. ....................       900         6,327
 Kayne Anderson Energy
 Development Co. ....................     1,181        21,412
 KBW, Inc. ..........................     1,173        21,935
 Knight Capital Group,
  Inc. - Class A* ...................    10,582       116,614
 Ladenburg Thalmann
  Financial Services,
  Inc.* .............................    14,500        20,010
 Main Street Capital Corp. ..........     1,335        25,298
 MCG Capital Corp. ..................     9,220        56,058
 Medallion Financial
  Corp. .............................     1,311        12,782
 Medley Capital Corp. ...............     2,310        27,119
 MF Global
  Holdings, Ltd.* ...................    15,850       122,679
 MVC Capital, Inc. ..................     1,994        26,381
 New Mountain
 Finance Corp.* .....................     2,720        34,544
 NGP Capital
  Resources Co. .....................     1,867        15,309
 Oppenheimer Holdings,
  Inc. - Class A ....................       870        24,543
 optionsXpress
  Holdings, Inc. ....................     5,599        93,391
 PennantPark
  Investment Corp. ..................     2,830        31,724
 Penson Worldwide,
 Inc.*(1) ...........................     1,568         5,598
 Piper Jaffray Cos.* ................     1,530        44,079
 Prospect Capital Corp.(1) . ........     9,509        96,136
 Pzena Investment
  Management, Inc.  --
  Class A ...........................     4,295        24,396
 Rodman & Renshaw
 Capital Group, Inc.*(1) ............    11,250        14,063
 Safeguard Scientifics,
  Inc.* .............................     2,825        53,336
 Solar Capital, Ltd. ................     4,650       114,808
 Solar Senior Capital, Ltd. .........     1,460        26,207
 Stifel Financial Corp.* ............     5,839       209,387
 SWS Group, Inc. ....................     6,557        39,276
 Teton Advisors, Inc.(4) ............        10           210
 THL Credit, Inc. ...................     2,300        29,900
 TICC Capital Corp. .................     3,539        33,974
 Triangle Capital Corp. .............     1,056        19,494
 Virtus Investment
  Partners, Inc.* ...................       503        30,532
 Westwood Holdings
  Group, Inc. .......................       600        22,860
                                                  -----------
                                                    2,525,820
                                                  -----------
COMMERCIAL BANKS -- 5.4%
 1st Source Corp. ...................     1,138        23,602
 1st United Bancorp,
  Inc./Boca Raton* ..................     2,920        18,162
 Alliance Financial Corp. ...........       830        25,340
 American National
  Bankshares, Inc. ..................       630        11,586
 Ameris Bancorp* ....................     3,731        33,094
 Ames National Corp. ................       481         8,735
 Arrow Financial Corp. ..............     1,042        25,498
 Bancfirst Corp. ....................       984        37,982
 Banco Latinoamericano
  De Exportaciones SA . .............     2,324        40,252
 Bancorp Rhode
  Island, Inc. ......................       430        19,488
 BancorpSouth, Inc. .................     8,320       103,251
 Bank of Kentucky
  Financial Corp.(1) ................     1,060        23,606
 Bank of Marin BanCorp. .............       440        15,563
 Bank of the Ozarks, Inc. . .........     1,056        54,975
 Banner Corp. .......................     1,520        26,600
 Boston Private Financial
  Holdings, Inc. ....................     7,368        48,481
 Bridge Bancorp, Inc. ...............       580        12,342
 Bryn Mawr Bank Corp. . .............       475         9,619
 Camden National Corp. . ............       623        20,441
 Cape Bancorp, Inc.* ................     2,560        25,600

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL--CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                    Value
                                        Shares     (Note 2)
                                      ---------   -----------
COMMERCIAL BANKS -- (CONTINUED)
 Capital City Bank
  Group, Inc. .......................       951   $     9,757
 Cardinal Financial Corp. . .........     2,860        31,317
 Cascade Bancorp*(1) ................     3,310        33,431
 Cathay General Bancorp . ...........     8,472       138,856
 Center Bancorp, Inc. ...............     2,500        26,100
 Center Financial Corp.* . ..........     4,030        25,591
 CenterState Banks
  of Florida, Inc. ..................     3,106        21,494
 Central Pacific
  Financial Corp.*(1) ...............     1,970        27,580
 Chemical Financial Corp. ...........       578        10,843
 Citizens & Northern
  Corp. .............................     2,461        37,087
 Citizens Republic
  Bancorp, Inc.* ....................    28,790        19,868
 City Holding Co. ...................     1,762        58,199
 CNB Financial Corp. ................     2,000        27,780
 CoBiz Financial, Inc. ..............     5,249        34,328
 Columbia Banking
  System, Inc. ......................     3,669        63,180
 Community Bank
  Systems, Inc.(1) ..................     3,564        88,352
 Community Trust
  Bancorp, Inc. .....................     1,428        39,584
 CVB Financial Corp.(1) .............     9,444        87,357
 Danvers Bancorp, Inc. ..............     1,471        32,024
 Eagle Bancorp, Inc.* ...............     2,440        32,452
 Encore Bancshares, Inc.* ...........     2,360        28,367
 Enterprise
  Bancorp., Inc.(1) .................     1,600        24,112
 Enterprise Financial
  Services Corp. ....................       753        10,188
 Financial Institutions,
  Inc. ..............................       873        14,335
 First Bancorp, Inc. ................     1,489        22,127
 First Bancorp/
  North Carolina ....................     1,095        11,213
 First Bancorp/
  Puerto Rico*(1) ...................     4,020        17,326
 First Busey Corp.(1) ...............     5,451        28,836
 First Commonwealth
  Financial Corp. ...................     9,326        53,531
 First Community
 Bancshares, Inc. ...................     1,511        21,154
 First Financial Bancorp . ..........     5,775        96,385
 First Financial
  Bankshares, Inc.(1) ...............     3,601       124,054
 First Financial
  Corp./Indiana .....................       885        28,975
 First Interstate
  Bancsystem, Inc. ..................       530         7,812
 First Merchants Corp. ..............     2,305        20,607
 First Midwest
  Bancorp, Inc. .....................     5,921        72,769
 First South Bancorp, Inc. ..........       862         3,681
 FirstMerit Corp.(1) ................     9,023       148,970
 FNB Corp.(1) .......................    11,206       115,982
 German American
  Bancorp, Inc. .....................       990        16,414
 Glacier Bancorp, Inc. ..............     7,161        96,530
 Green Bankshares, Inc.*(1) .........     1,650         4,323
 Hampton Roads
  Bankshares, Inc.* .................     1,780        17,622
 Hancock Holding Co. ................     8,078       250,256
 Heartland Financial
  USA, Inc. .........................       983        14,303
 Heritage Financial Corp. . .........       820        10,603
 Home BanCorp., Inc.* ...............       690        10,205
 Home Bancshares, Inc. ..............     2,492        58,911
 Hudson Valley
  Holding Corp. .....................     1,034        19,967
 Iberiabank Corp. ...................     2,724       157,011
 Independent Bank
 Corp./Massachusetts ................     1,886        49,508
 International
 Bancshares Corp. ...................     2,622        43,866
 Investors Bancorp, Inc.* . .........     4,541        64,482
 Lakeland Bancorp, Inc. .............     1,737        17,335
 Lakeland Financial Corp. ...........     1,435        31,943
 MainSource Financial
  Group, Inc. .......................     1,619        13,438
 MB Financial, Inc. .................     5,645       108,610
 Merchants
  Bancshares, Inc. ..................       820        20,065
 Metro Bancorp, Inc.* ...............     2,152        24,576
 Midsouth Bancorp, Inc. . ...........       730         9,950
 Nara Bancorp, Inc.* ................     3,801        30,902
 National Bankshares, Inc. ..........       730        18,279
 National Penn
  Bancshares, Inc. ..................    11,751        93,185
 NBT Bancorp, Inc. ..................     3,788        83,828
 Northfield Bancorp, Inc. . .........     1,486        20,893
 Old National
  Bancorp/Indiana ...................    10,151       109,631

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                     Value
                                       Shares      (Note 2)
                                      ---------   -----------
COMMERCIAL BANKS -- (CONTINUED)
 OmniAmerican
  Bancorp, Inc.* ....................     1,690   $    25,299
 Oriental Financial
  Group, Inc. .......................     1,844        23,769
 Orrstown Financial
  Services, Inc. ....................     1,320        34,729
 Pacific Capital
  Bancorp NA* .......................       860        27,339
 Pacific Continental Corp. ..........     3,356        30,707
 PacWest Bancorp ....................     2,899        59,632
 Park National Corp.(1) .............     1,268        83,511
 Park Sterling Corp.* ...............     5,210        25,842
 Penns Woods
  Bancorp., Inc. ....................       530        18,211
 Peoples Bancorp,
  Inc./Ohio .........................       846         9,534
 Pinnacle Financial
  Partners, Inc.* ...................     4,481        69,724
 Porter Bancorp, Inc ................     2,210        11,006
 PrivateBancorp, Inc. ...............     6,070        83,766
 Prosperity Bancshares,
  Inc.(1) ...........................     4,785       209,679
 Renasant Corp. .....................     2,521        36,529
 Republic Bancorp,
  Inc./Kentucky  -
  Class A ...........................       727        14,467
 S&T Bancorp, Inc. ..................     2,790        51,866
 S.Y. Bancorp, Inc. .................     1,679        39,037
 Sandy Springs
  Bancorp, Inc. .....................     2,277        40,963
 SCBT Financial Corp. ...............     1,959        56,184
 Sierra Bancorp .....................       516         5,841
 Signature Bank* ....................     4,174       238,753
 Simmons First National
  Corp. - Class A ...................     1,926        49,421
 Southside
  Bancshares, Inc. ..................     2,209        43,849
 Southwest Bancorp, Inc.* ...........     1,362        13,334
 State Bancorp, Inc. ................     1,199        15,995
 State Bank Financial
  Corp.* ............................     2,590        42,398
 StellarOne Corp. ...................     1,663        20,139
 Sterling Bancorp ...................     2,807        26,638
 Sterling Bancshares, Inc. ..........    12,412       101,282
 Sterling Financial Corp.* ..........     2,500        40,175
 Suffolk Bancorp ....................     1,184        16,529
 Sun Bancorp, Inc.* .................     7,630        27,850
 Susquehanna
  Bancshares, Inc. ..................     4,923        39,384
 SVB Financial Group* ...............     4,138       247,080
 Taylor Capital
  Group, Inc.* ......................     1,640        13,382
 Texas Capital
  Bancshares, Inc.* .................     4,058       104,818
 The Bancorp, Inc.* .................     2,440        25,498
 The First of Long
  Island Corp. ......................       740        20,639
 Tompkins Financial
  Corp. .............................       840        32,962
 Tower Bancorp, Inc. ................     1,090        29,866
 TowneBank(1) .......................     1,820        24,352
 Trico Bancshares ...................     1,043        15,228
 Trustmark Corp. ....................     6,598       154,459
 UMB Financial Corp. ................     3,274       137,115
 Umpqua Holdings Corp. . ............    11,926       137,984
 Union First Market
  Bankshares Corp. ..................     2,089        25,444
 United Bankshares, Inc. . ..........     2,224        54,444
 United Community
  Banks, Inc.*(1) ...................     1,824        19,261
 Univest Corp. of PA ................     1,343        20,991
 Virginia Commerce
  Bancorp, Inc.* ....................     3,830        22,635
 Washington Banking Co. .............       920        12,162
 Washington Trust
  Bancorp, Inc. .....................     1,976        45,389
 Webster Financial Corp. . ..........     7,380       155,128
 WesBanco, Inc. .....................     1,846        36,292
 West Bancorp, Inc. .................     1,387        12,220
 West Coast Bancorp* ................        88         1,475
 Westamerica Bancorp ................     1,803        88,798
 Western Alliance
  Bancorp* ..........................     3,121        22,159
 Wilshire Bancorp, Inc.* . ..........    10,380        30,517
 Wintrust Financial
  Corp.(1) ..........................     3,683       118,519
                                                  -----------
                                                    6,918,656
                                                  -----------
CONSUMER FINANCE -- 0.7%
 Advance America Cash
  Advance Centers, Inc. .............     4,920        33,899
 Cash America
  International, Inc. ...............     3,206       185,531
 CompuCredit
  Holdings Corp.* ...................       837         1,942

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                    Value
                                       Shares      (Note 2)
                                      ---------   -----------
CONSUMER FINANCE -- (CONTINUED)
 Credit Acceptance Corp.* ...........       795   $    67,154
 Dollar Financial Corp.* . ..........     5,468       118,382
 EzCorp, Inc. - Class A*  ...........     4,309       153,293
 First Cash Financial
  Services, Inc.* ...................     3,309       138,945
 Imperial Holdings, Inc.* . .........     2,620        26,619
 Nelnet, Inc. - Class A .............     2,662        58,724
 The First Marblehead
  Corp.* ............................     5,080         8,991
 World Acceptance
  Corp.*(1) .........................     1,744       114,354
                                                  -----------
                                                      907,834
                                                  -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
 Asset Acceptance
  Capital Corp.* ....................     1,100         4,444
 Asta Funding, Inc. .................     2,910        24,415
 California First National
  Bancorp ...........................       970        14,860
 Compass Diversified
  Holdings(1) .......................     3,111        51,300
 Encore Capital
  Group, Inc.* ......................     1,835        56,371
 Life Partners
  Holdings, Inc. ....................       623         2,143
 MarketAxess
 Holdings, Inc. .....................     2,827        70,845
 NewStar Financial, Inc.* ...........     3,694        39,452
 PHH Corp.* .........................     5,177       106,232
 PICO Holdings, Inc.* ...............     2,496        72,384
 Portfolio Recovery
  Associates, Inc.*(1) ..............     1,599       135,579
 Primus Guaranty, Ltd.* .............     2,890        15,173
                                                  -----------
                                                      593,198
                                                  -----------
INSURANCE -- 2.5%
 Alterra Capital
  Holdings, Ltd. ....................     9,555       213,076
 AMBAC Financial
  Group, Inc.*(1) ...................    24,040         2,519
 American Equity
  Investment Life
  Holding Co. .......................     6,463        82,145
 American Safety Insurance
  Holdings, Ltd.* ...................     1,467        28,078
 AMERISAFE, Inc.* ...................     2,102        47,547
 Amtrust Financial
  Services, Inc.(1) .................     2,380        54,216
 Argo Group International
  Holdings, Ltd. ....................     1,571        46,690
 Baldwin & Lyons, Inc. -
  Class B ...........................     1,662        38,509
 Citizens, Inc.* ....................     5,927        40,422
 CNO Financial
  Group, Inc.* ......................    21,570       170,619
 Crawford & Co. -
  Class B ...........................     2,037        14,402
 Delphi Financial
 Group, Inc. - Class A  .............     4,533       132,409
 Donegal Group,
  Inc. - Class A ....................       750         9,600
 eHealth, Inc.* .....................     2,474        33,053
 EMC Insurance
  Group, Inc. .......................     1,325        25,308
 Employers Holdings, Inc. ...........     5,047        84,638
 Enstar Group, Ltd.* ................       729        76,173
 FBL Financial Group,
  Inc. - Class A ....................     1,673        53,787
 First American
  Financial Corp. ...................    11,790       184,513
 Flagstone Reinsurance
  Holdings SA .......................     2,547        21,471
 FPIC Insurance Group,
  Inc.* .............................     1,066        44,431
 Global Indemnity PLC* . ............     1,214        26,927
 Greenlight Capital Re,
  Ltd. - Class A* ...................     2,830        74,401
 Hallmark Financial
 Services, Inc.* ....................     1,217         9,578
 Harleysville Group, Inc. . .........     1,289        40,178
 Hilltop Holdings, Inc.* ............     3,761        33,247
 Horace Mann
  Educators Corp. ...................     3,424        53,449
 Infinity Property &
  Casualty Corp. ....................     1,208        66,029
 Kansas City Life
 Insurance Co.(1) ...................       400        12,460
 Maiden Holdings, Ltd. ..............     4,162        37,874
 Meadowbrook Insurance
  Group, Inc. .......................     6,805        67,438
 Montpelier Re
  Holdings, Ltd. ....................     7,364       132,552
 National Financial
  Partners Corp.* ...................     4,230        48,814
 National Interstate Corp. . ........       519        11,885

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                    Value
                                       Shares      (Note 2)
                                      ---------   -----------
INSURANCE -- (CONTINUED)
 National Western Life
  Insurance Co.  -
  Class A ...........................       235   $    37,475
 Navigators Group, Inc.* . ..........     1,226        57,622
 Old Republic International
  Corp. .............................     1,366        16,051
 OneBeacon Insurance
  Group, Ltd. -- Class A ............     2,050        27,450
 Platinum Underwriters
  Holdings, Ltd. ....................     2,730        90,745
 Presidential Life Corp. ............     1,960        20,462
 Primerica, Inc. ....................     3,480        76,456
 ProAssurance Corp.* ................     3,137       219,590
 RLI Corp.(1) .......................     2,246       139,072
 Safety Insurance
  Group, Inc. .......................     1,114        46,833
 SeaBright Insurance
 Holdings, Inc. .....................     1,684        16,672
 Selective Insurance
  Group, Inc. .......................     6,003        97,669
 State Auto Financial
  Corp. .............................     1,708        29,770
 Stewart Information
  Services Corp. ....................     4,069        40,812
 Symetra Financial Corp. . ..........     6,150        82,595
 The Phoenix Cos., Inc.* . ..........    21,314        52,432
 Tower Group, Inc. ..................     3,987        94,970
 United Fire &
  Casualty Co. ......................       215         3,735
 Universal Insurance
  Holdings, Inc. ....................     2,460        11,488
                                                  -----------
                                                    3,180,337
                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.9%
 Acadia Realty Trust ................     4,125        83,861
 Agree Realty Corp. .................       589        13,152
 Alexander's, Inc. ..................       186        73,842
 American Assets
  Trust, Inc. .......................     4,290        96,311
 American Campus
  Communities, Inc. .................     6,245       221,822
 Anworth Mortgage
  Asset Corp. .......................    13,421       100,792
 Apollo Commercial Real
  Estate Finance, Inc. ..............     3,060        49,327
 ARMOUR Residential
  REIT, Inc. ........................     5,720        42,042
 Ashford Hospitality
  Trust, Inc. .......................     4,420        55,029
 Associated Estates
  Realty Corp. ......................     3,804        61,815
 BioMed Realty
  Trust, Inc. .......................    14,226       273,708
 Campus Crest
  Communities, Inc.(1) ..............     3,350        43,349
 CapLease, Inc. .....................     4,301        21,118
 Capstead Mortgage Corp. ............     7,420        99,428
 CBL & Associates
  Properties, Inc.(1) ...............    15,410       279,383
 Cedar Shopping
  Centers, Inc. .....................     5,626        28,974
 Chatham Lodging Trust . ............     1,040        16,754
 Chesapeake
  Lodging Trust .....................     2,390        40,773
 Cogdell Spencer, Inc. ..............     3,247        19,450
 Colonial Properties Trust ..........     9,253       188,761
 Colony Financial, Inc.(1) . ........     3,050        55,114
 Coresite Realty Corp. ..............     1,690        27,716
 Cousins Properties, Inc. . .........     7,797        66,586
 CreXus Investment Corp. ............     7,840        87,102
 Cypress Sharpridge
  Investments, Inc.(1) ............ .     7,320        93,769
 DCT Industrial
  Trust, Inc.(1) ....................    24,945       130,462
 DiamondRock
  Hospitality Co.(1) ................    16,137       173,150
 DuPont Fabros
  Technology, Inc.(1) ...............     5,705       143,766
 Dynex Capital, Inc.(1) .............     4,410        42,689
 Eastgroup Properties, Inc. .........     2,694       114,522
 Education Realty
 Trust, Inc. ........................     5,421        46,458
 Entertainment
  Properties Trust(1) ...............     4,599       214,773
 Equity Lifestyle
  Properties, Inc. ..................     2,667       166,528
 Equity One, Inc. ...................     5,382       100,320
 Excel Trust, Inc. ..................     1,910        21,067
 Extra Space Storage, Inc. ..........     8,722       186,040
 FelCor Lodging
  Trust, Inc.* ......................     6,470        34,485
 First Industrial
  Realty Trust, Inc.* ...............     7,982        91,394
 First Potomac
  Realty Trust ......................     6,554       100,342

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- CONTINUED

                                                     Value
                                       Shares       (Note 2)
                                      ---------   -----------
REAL ESTATE INVESTMENT TRUSTS
-- (CONTINUED)
 Franklin Street
  Properties Corp. ..................     7,677   $    99,110
 Getty Realty Corp.(1) ..............     2,527        63,756
 Gladstone Commercial
  Corp. .............................     1,090        18,890
 Glimcher Realty Trust(1) . .........     9,685        92,008
 Government Properties
  Income Trust ......................     2,750        74,305
 Hatteras Financial Corp. . .........     6,891       194,533
 Healthcare Realty
  Trust, Inc. .......................     7,756       160,006
 Hersha Hospitality Trust . .........    13,258        73,847
 Highwoods
  Properties, Inc.(1) ...............     7,615       252,285
 Home Properties, Inc. ..............     3,854       234,632
 Hudson Pacific
  Properties, Inc. ..................     1,230        19,102
 Inland Real Estate Corp. . .........     6,005        53,024
 Invesco Mortgage
  Capital, Inc. .....................     7,250       153,193
 Investors Real
  Estate Trust ......................     9,137        79,126
 iStar Financial, Inc.*(1) ..........    11,020        89,372
 Kilroy Realty Corp.(1) .............     5,780       228,252
 Kite Realty Group Trust . ..........     2,600        12,948
 LaSalle Hotel Properties(1) ........     8,501       223,916
 Lexington Realty Trust(1) . ........    13,031       118,973
 LTC Properties, Inc. ...............     3,862       107,441
 Medical Properties
  Trust, Inc. .......................    10,975       126,213
 MFA Financial, Inc. ................    39,231       315,417
 Mid-America Apartment
  Communities, Inc. .................     3,680       248,290
 Mission West
 Properties, Inc. ...................     2,155        18,921
 Monmouth Real Estate
  Investment Corp.  -
  Class A ...........................     4,152        35,084
 MPG Office Trust, Inc.*(1) .........     8,550        24,453
 National Health
  Investors, Inc. ...................     2,454       109,031
 National Retail
  Properties, Inc.(1) ...............     8,734       214,070
 Newcastle Investment
  Corp.* ............................     8,010        46,298
 NorthStar Realty
  Finance Corp. .....................    13,030        52,511
 Omega Healthcare
  Investors, Inc. ...................    10,225       214,827
 One Liberty
  Properties, Inc. ..................     1,810        27,946
 Parkway Properties, Inc. . .........     1,829        31,203
 Pebblebrook Hotel Trust . ..........     4,240        85,606
 Pennsylvania Real Estate
  Investment Trust ..................     5,551        87,151
 PennyMac Mortgage
  Investment Trust ..................     4,320        71,582
 Post Properties, Inc. ..............     4,681       190,798
 Potlatch Corp. .....................     4,051       142,879
 PS Business Parks, Inc. . ..........     1,889       104,084
 RAIT Financial Trust(1) ............     1,881         3,950
 Ramco-Gershenson
  Properties Trust(1) ...............     3,084        38,180
 Redwood Trust, Inc.(1) .............     7,529       113,838
 Resource Capital Corp.(1) ..........     4,352        27,505
 Retail Opportunity
  Investments Corp. .................     5,590        60,148
 RLJ Lodging Trust* .................     4,210        73,128
 Sabra Healthcare
  REIT, Inc. ........................     2,163        36,144
 Saul Centers, Inc. .................       438        17,244
 Sovran Self Storage, Inc. ..........     2,627       107,707
 STAG Industrial, Inc. ..............     2,090        25,603
 Starwood Property
  Trust, Inc.(1) ....................     9,570       196,281
 Strategic Hotels &
  Resorts, Inc.* ....................    18,960       134,237
 Summit Hotel
  Properties, Inc. ..................     2,360        26,786
 Sun Communities, Inc.(1) . .........     1,771        66,076
 Sunstone Hotel
  Investors, Inc.* ..................    13,524       125,367
 Tanger Factory Outlet
  Centers, Inc.(1) ..................     8,304       222,298
 Terreno Realty Corp. ...............     1,220        20,752
 Two Harbors Investment
  Corp. .............................     6,390        68,693
 U-Store-It Trust ..................    10,044       105,663
 UMH Properties, Inc. ...............     1,500        16,050
 Universal Health Realty
  Income Trust ......................     1,217        48,656
 Urstadt Biddle Properties,
  Inc. - Class A ....................     3,685        66,735
 Walter Investment
  Management Corp. ..................     2,730        60,579

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- CONTINUED

                                                     Value
                                       Shares       (Note 2)
                                      ---------   -----------
REAL ESTATE INVESTMENT TRUSTS
-- (CONTINUED)
 Washington Real Estate
  Investment Trust(1) ...............     6,032   $   196,161
 Whitestone REIT  -
  Class B ...........................     2,040        25,949
 Winthrop Realty Trust ..............     2,680        31,999
                                                  -----------
                                                   10,116,786
                                                  -----------
REAL ESTATE MANAGEMENT &
DEVELOPMENT -- 0.1%
 Avatar Holdings, Inc.* .............       512         7,787
 Consolidated
  Tomoka Land Co. ...................       790        22,594
 Forestar Group, Inc.* ..............     3,218        52,872
 Kennedy- Wilson
  Holdings, Inc. ....................     2,300        28,175
 Tejon Ranch Co.* ...................     1,338        45,626
 Thomas Properties
  Group, Inc.* ......................     5,900        18,939
                                                  -----------
                                                      175,993
                                                  -----------
THRIFTS & MORTGAGE FINANCE -- 1.1%
 Abington Bancorp, Inc. . ...........     1,867        19,473
 Astoria Financial Corp. ............     9,020       115,366
 Bank Mutual Corp. ..................     4,081        14,977
 BankFinancial Corp. ................     4,781        40,495
 Beneficial Mutual
  Bancorp, Inc.* ....................     4,480        36,803
 Berkshire Hills
 Bancorp, Inc. ......................     1,401        31,368
 BofI Holding, Inc.* ................       270         3,891
 Brookline Bancorp, Inc. . ..........     7,528        69,785
 Clifton Savings
  Bancorp, Inc. .....................     1,240        13,690
 Dime Community
 Bancshares .........................     3,543        51,515
 Doral Financial Corp.* .............    15,068        29,533
 ESB Financial Corp. ................       360         4,651
 ESSA Bancorp, Inc. .................     1,770        21,983
 Federal Agricultural
  Mortgage Corp.  --
  Class C ...........................     1,480        32,738
 First Financial
 Holdings, Inc. .....................       964         8,647
 First Pactrust
  Bancorp, Inc. .....................     1,720        25,559
 Flagstar Bancorp, Inc.* ............    25,390        30,214
 Flushing Financial Corp. ...........     3,124        40,612
 Fox Chase Bancorp, Inc. ............       980        13,279
 Franklin Financial Corp.* ..........     3,480        41,969

 Home Federal
  Bancorp, Inc. .....................     1,853        20,364
 Kaiser Federal Financial
  Group, Inc. .......................       136         1,676
 Kearny Financial Corp. .............     3,989        36,340
 Meridian Interstate
  Bancorp, Inc.* ....................     1,140        15,607
 MGIC Investment Corp.* .............     9,520        56,644
 NASB Financial, Inc.*(1) . .........     1,080        11,264
 Northwest
  Bancshares, Inc. ..................    11,578       145,651
 OceanFirst
  Financial Corp. ...................       798        10,334
 Ocwen Financial Corp.* . ...........     8,496       108,409
 Oritani Financial Corp. ............     5,530        70,729
 Provident Financial
  Services, Inc. ....................     5,355        76,684
 Provident New
  York Bancorp ......................     1,054         8,811
 Radian Group, Inc. .................     3,936        16,649
 Rockville Financial, Inc. . ........     3,772        37,343
 Roma Financial Corp. ...............     1,730        18,165
 Territorial Bancorp, Inc. . ........       860        17,819
 The PMI Group, Inc.* ...............    17,690        18,928
 United Financial
  Bancorp, Inc. .....................     1,820        28,083
 ViewPoint
  Financial Group ...................     3,541        48,866
 Waterstone
  Financial, Inc.* ..................     3,320         7,470
 Westfield Financial, Inc. . ........     4,524        36,735
 WSFS Financial Corp. ...............       508        20,142
                                                  -----------
                                                    1,459,261
                                                  -----------
 Total Financials ...................              25,877,885
                                                  -----------
HEALTH CARE -- 12.4%
BIOTECHNOLOGY -- 3.6%
 Achillion Pharmaceuticals,
  Inc.* .............................     4,220        31,397
 Acorda Therapeutics,
  Inc.* .............................     3,793       122,552
 Affymax, Inc.* .....................     5,105        35,071
 Alkermes, Inc.* ....................     9,543       177,500
 Allos Therapeutics, Inc.* ..........    18,948        40,549
 AMAG Pharmaceuticals,
  Inc.* .............................     2,040        38,352
 Anacor Pharmaceuticals,
  Inc.* .............................     4,220        27,261

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                    Value
                                        Shares     (Note 2)
                                      ---------   -----------
BIOTECHNOLOGY -- (CONTINUED)
 Anthera Pharmaceuticals,
  Inc.* .............................     2,510   $    20,507
 Ardea Biosciences, Inc.* ...........     2,066        52,600
 Arena Pharmaceuticals,
  Inc.* .............................    12,110        16,470
 Ariad Pharmaceuticals,
  Inc.*(1) ..........................    13,190       149,443
 ArQule, Inc.* ......................     5,850        36,562
 Array Biopharma, Inc.* . ...........    13,713        30,717
 AVEO Pharmaceuticals,
  Inc.* .............................     3,260        67,189
 AVI BioPharma, Inc.*(1) . ..........    26,390        37,738
 BioCryst Pharmaceuticals,
  Inc.* .............................     3,080        11,766
 Biomimetic Therapeutics,
  Inc.* .............................     2,209        11,310
 Biosante Pharmaceuticals,
  Inc.*(1) ..........................    14,650        40,287
 Biospecifics Technologies
  Corp.* ............................       150         3,360
 Biotime, Inc.*(1) ..................     3,470        17,801
 Celldex Therapeutics,
  Inc.* .............................    11,343        40,268
 Cepheid, Inc.*(1) ..................     6,317       218,821
 Chelsea Therapeutics
 International, Inc.*(1) ............     7,910        40,341
 Cleveland Biolabs, Inc.* . .........     7,460        25,439
 Codexis, Inc.* .....................     3,030        29,179
 Cubist Pharmaceuticals,
  Inc.*(1) ..........................     5,882       211,693
 Curis, Inc.* .......................    13,380        47,900
 Cytokinetics, Inc.* ................     3,020         3,775
 Cytori Therapeutics,
  Inc.*(1) ..........................     6,967        33,372
 Dusa Pharmaceuticals,
  Inc.* .............................     4,310        26,808
 Dyax Corp.* ........................     6,611        13,090
 Dynavax Technologies
  Corp.*(1) .........................    11,860        32,615
 Emergent Biosolutions,
  Inc.* .............................     2,431        54,819
 Enzon Pharmaceuticals,
  Inc.*(1) ..........................     5,202        52,280
 Exact Sciences Corp.* ..............     4,850        41,710
 Exelixis, Inc.*(1) .................    12,812       114,796
 Genomic Health, Inc.* ..............     1,990        55,541
 Geron Corp.*(1) ....................     3,647        14,624
 Halozyme Therapeutics,
  Inc.* .............................     8,161        56,393

 Idenix Pharmaceuticals,
  Inc.* .............................     7,572        37,860
 Immunogen, Inc.*(1) ................     8,998       109,686
 Immunomedics, Inc.* ................     6,910        28,124
 Incyte Corp.*(1) ...................     8,727       165,289
 Infinity Pharmaceuticals,
  Inc.* .............................       610         5,039
 Inhibitex, Inc.* ...................     8,700        34,104
 Insmed, Inc.* ......................     2,160        25,898
 InterMune, Inc.*(1) ................     4,976       178,390
 Ironwood Pharmaceuticals,
  Inc.* .............................     4,920        77,342
 Isis Pharmaceuticals,
  Inc.* .............................     4,082        37,391
 Keryx Biopharmaceuticals,
  Inc.*(1) ..........................     5,810        27,481
 Lexicon Pharmaceuticals,
  Inc.*(1) ..........................    18,740        32,982
 Ligand Pharmaceuticals,
  Inc.* .............................     1,525        18,224
 MannKind Corp.*(1) .................     6,577        24,993
 Maxygen, Inc. ......................     1,716         9,387
 Medivation, Inc.* ..................     3,231        69,240
 Metabolix, Inc.*(1) ................     6,356        45,382
 Micromet, Inc.* ....................     3,980        22,845
 Momenta Pharmaceuticals,
 Inc.*(1) ...........................     5,000        97,300
 Nabi
  Biopharmaceuticals* . .............     4,488        24,145
 Nanosphere, Inc.* ..................     1,299         2,351
 Neuralstem, Inc.*(1) ...............     8,150        12,225
 Neurocrine Biosciences,
  Inc.* .............................     4,237        34,108
 NeurogesX, Inc.*(1) ................       230           402
 Novavax, Inc.* .....................     5,063        10,227
 NPS Pharmaceuticals,
  Inc.* .............................     8,252        77,981
 Nymox Pharmaceutical
  Corp.*(1) .........................     3,300        27,555
 Omeros Corp.*(1) ...................     2,670        11,000
 Oncothyreon, Inc.*(1) ..............     4,160        38,230
 Onyx Pharmaceuticals,
  Inc.* .............................     6,264       221,119
 Opko Health, Inc.* .................    10,700        39,483
 Orexigen Therapeutics,
  Inc.*(1) ..........................     4,375         6,956
 Osiris Therapeutics,
  Inc.*(1) ..........................     1,794        13,886
 PDL BioPharma, Inc.(1) .............    13,136        77,108

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY F UNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                     Value
                                        Shares      (Note 2)
                                      ---------   -----------
BIOTECHNOLOGY -- (CONTINUED)
 Peregrine Pharmaceuticals,
  Inc.*(1) ..........................     9,870   $    18,358
 Pharmacyclics, Inc.* ...............     4,040        42,178
 Progenics Pharmaceuticals,
  Inc.* .............................     1,706        12,249
 Raptor Pharmaceutical
  Corp.* ............................     4,130        25,565
 Rigel Pharmaceuticals,
  Inc.* .............................     4,261        39,073
 Sangamo Biosciences,
  Inc.*(1) ..........................     6,355        37,431
 Savient Pharmaceuticals,
  Inc.* .............................     6,548        49,045
 Sciclone Pharmaceuticals,
  Inc.* .............................     2,980        17,999
 Seattle Genetics, Inc.*(1) .........     9,095       186,629
 SIGA Technologies, Inc.* ...........     1,840        17,922
 Spectrum Pharmaceuticals,
  Inc.* .............................     4,450        41,229
 StemCells, Inc.*(1) ................    14,220         7,537
 Sunesis Pharmaceuticals,
 Inc.* ..............................    12,410        25,937
 SuperGen, Inc.* ....................     2,500         7,450
 Synta Pharmaceuticals
  Corp.* ............................     2,000        10,060
 Targacept, Inc.* ...................     2,510        52,886
 Theravance, Inc.*(1) ...............     7,066       156,936
 Vanda Pharmaceuticals,
  Inc.* .............................     2,420        17,279
 Vical, Inc.* .......................     6,870        28,304
 Zalicus, Inc.*(1) ..................    12,100        28,798
 ZIOPHARM Oncology,
  Inc.* .............................     6,350        38,862
 Zogenix, Inc.* .....................     3,430        13,754
                                                  -----------
                                                    4,601,110
                                                  -----------
HEALTH CARE EQUIPMENT &
SUPPLIES -- 3.2%
 Abaxis, Inc.* ......................     1,891        51,530
 ABIOMED, Inc.* .....................     3,782        61,268
 AccuRay, Inc.* .....................     8,592        68,822
 Align Technology, Inc.* . ..........     5,701       129,983
 Alimera Sciences, Inc.* . ..........     3,280        26,732
 Alphatec Holdings, Inc.* ...........     6,490        22,585
 Analogic Corp. .....................     1,208        63,529
 AngioDynamics, Inc.* ...............     1,899        27,023
 Antares Pharma, Inc.* ..............    12,450        27,515
 Arthrocare Corp.* ..................     3,090       103,422
 AtriCure, Inc.* ....................     2,070        26,703
 Atrion Corp. .......................       160        31,648
HEALTH CARE EQUIPMENT & SUPPLIES
-- (CONTINUED)
 Biolase Technology, Inc.* ..........     4,700        24,158
 Cantel Medical Corp. ...............     1,044        28,094
 Cardiovascular
  Systems, Inc.* ....................     1,820        26,499
 Cerus Corp.* .......................     4,210        12,630
 Conmed Corp.* ......................     3,283        93,500
 Cryolife, Inc.* ....................     1,550         8,680
 Cutera, Inc.* ......................     1,530        13,051
 Cyberonics, Inc.* ..................     3,190        89,161
 Cynosure, Inc. -
  Class A* ..........................       603         7,296
 Delcath Systems, Inc.*(1) . ........       980         5,057
 DexCom, Inc.* ......................     7,093       102,778
 DynaVox, Inc. - Class A* ...........     1,310         9,956
 Endologix, Inc.* ...................     3,330        30,969
 Exactech, Inc.* ....................       622        11,202
 Greatbatch, Inc.* ..................     2,431        65,199
 Haemonetics Corp.* .................     2,405       154,810
 Hansen Medical, Inc.*(1) . .........    10,053        34,281
 HeartWare International,
  Inc.*(1) ..........................     1,340        99,267
 ICU Medical, Inc.* .................     1,357        59,301
 Immucor, Inc.* .....................     7,119       145,370
 Insulet Corp.*(1) ..................     4,931       109,320
 Integra LifeSciences
  Holdings Corp.* ...................     2,187       104,560
 Invacare Corp. .....................     3,214       106,673
 IRIS International, Inc.* . ........     2,395        23,926
 Kensey Nash Corp.* .................       558        14,078
 MAKO Surgical Corp.* . .............     3,210        95,433
 Masimo Corp. .......................     5,271       156,443
 Medical Action
 Industries, Inc.* ..................     1,124         9,161
 MELA Sciences, Inc.* ...............     1,820         4,259
 Meridian Bioscience,
  Inc.(1) ...........................     4,994       120,405
 Merit Medical
  Systems, Inc.* ....................     4,190        75,294
 Natus Medical, Inc.* ...............     2,313        35,042
 Neogen Corp.* ......................     2,413       109,092
 Neoprobe Corp.* ....................     9,470        31,440
 NuVasive, Inc.*(1) .................     4,570       150,262
 NxStage Medical, Inc.* . ...........     4,411        91,837
 OraSure Technologies,
  Inc.* .............................     6,437        54,908
 Orthofix International
  N.V.* .............................     1,861        79,037
 Palomar Medical
  Technologies, Inc.* ...............     1,403        15,826

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- CONTINUED

                                                     Value
                                        Shares      (Note 2)
                                      ---------   -----------
HEALTH CARE EQUIPMENT & SUPPLIES
-- (CONTINUED)
 Quidel Corp.* ......................     2,587      $ 39,193
 Rochester Medical
  Corp.* ............................       470         4,249
 Rockwell Medical
  Technologies, Inc.* ...............     1,840        23,626
 RTI Biologics, Inc.* ...............     4,000        10,840
 Solta Medical, Inc.* ...............     9,510        26,248
 SonoSite, Inc.* ....................     2,125        74,736
 Spectranetics Corp.* ...............     1,838        11,432
 Staar Surgical Co.* ................     4,000        21,200
 Stereotaxis, Inc.* .................     9,616        33,752
 STERIS Corp. .......................     5,980       209,180
 SurModics, Inc.* ...................     2,360        26,196
 Symmetry Medical, Inc.* ............     3,068        27,520
 Syneron Medical, Ltd.* . ...........     1,410        17,103
 Synovis Life
  Technologies, Inc.* ...............       494         8,605
 Tornier BV* ........................     1,020        27,489
 Unilife Corp.*(1) ..................     5,050        26,159
 Uroplasty, Inc.* ...................     3,300        24,750
 Vascular Solutions, Inc.* ..........     1,990        24,676
 Volcano Corp.*(1) ..................     5,169       166,907
 West Pharmaceutical
  Services, Inc. ....................     3,330       145,721
 Wright Medical
  Group, Inc.* ......................       890        13,350
 Young Innovations, Inc. . ..........     1,140        32,513
 Zoll Medical Corp.* ................     2,373       134,454
                                                  -----------
                                                    4,178,914
                                                  -----------
HEALTH CARE PROVIDERS & SERVICES
-- 3.1%
 Accretive Health, Inc.*(1)
 . ..................................     4,040       116,312
 Air Methods Corp.*(1) ..............     1,051        78,552
 Alliance HealthCare
  Services, Inc.* ...................     3,130        11,894
 Allied Healthcare
  International, Inc.* ..............     5,750        14,318
 Almost Family, Inc.* ...............       248         6,795
 Amedisys, Inc.*(1) .................     1,596        42,501
 American Dental
  Partners, Inc.* ...................     2,590        33,566
 AMN Healthcare
  Services, Inc.* ...................     6,098        50,735
 AmSurg Corp.* ......................     3,380        88,319
 Assisted Living Concepts,
  Inc. - Class A ...................     1,544        25,908
 Bio-Reference
  Labs, Inc.* .......................     2,118        44,266
 BioScrip, Inc.* ....................     4,040        26,220
HEALTH CARE PROVIDERS & SERVICES
-- (CONTINUED)
 Capital Senior
  Living Corp.* .....................     2,468        22,928
 CardioNet, Inc.* ...................     1,800         9,558
 Centene Corp.* .....................     5,087       180,741
 Chemed Corp. .......................     2,385       156,265
 Chindex International,
  Inc.* .............................       861        11,727
 Continucare Corp.* .................     1,590         9,826
 Corvel Corp.* ......................       890        41,741
 Cross Country
  Healthcare, Inc.* .................     2,414        18,346
 Emeritus Corp.* ....................     2,986        63,453
 ExamWorks
  Group, Inc.*(1) ...................     2,650        67,284
 Five Star Quality
 Care, Inc.* ........................     5,300        30,793
 Gentiva Health
  Services, Inc.* ...................     2,747        57,220
 Hanger Orthopedic
  Group, Inc.* ......................     3,313        81,069
 HealthSouth Corp.* .................     9,914       260,242
 Healthspring, Inc.* ................     6,623       305,387
 Healthways, Inc.* ..................     3,190        48,424
 HMS Holdings Corp.* ................     2,929       225,152
 IPC The Hospitalist
  Co., Inc.* ........................     1,920        88,992
 Kindred Healthcare, Inc.* ..........     4,905       105,310
 Landauer, Inc. .....................     1,066        65,655
 LCA--Vision, Inc.* .................     2,740        13,097
 LHC Group, Inc.* ...................     1,497        34,521
 Magellan Health
  Services, Inc.* ...................     3,395       185,842
 Medcath Corp.* .....................     1,454        19,760
 MedQuist Holdings,
  Inc.* .............................     3,140        40,569
 Metropolitan Health
  Networks, Inc.* ...................     4,330        20,741
 Molina Healthcare, Inc.* ...........     2,772        75,177
 MWI Veterinary
  Supply, Inc.* .....................     1,080        87,232
 National HealthCare
  Corp. .............................     1,000        49,570
 National Research Corp. . ..........       460        16,804
 Owens & Minor, Inc. ................     7,146       246,466
 PDI, Inc.* .........................       130           922
 PharMerica Corp.* ..................     3,989        50,900
 PSS World
  Medical, Inc.*(1) .................     6,442       180,440
 RadNet, Inc.* ......................     6,170        27,148

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   Select Medical Holdings Corp.* ..................................    4,530   $    40,181
   Skilled Healthcare Group, Inc. - Class A* .......................    1,569        14,843
   Sun Healthcare Group, Inc.* .....................................    2,163        17,347
   Sunrise Senior Living, Inc.*(1) .................................    3,440        32,783
   Team Health Holdings, Inc.* .....................................    2,840        63,928
   The Ensign Group, Inc. ..........................................    1,329        40,388
   The Providence Service Corp.* ...................................    1,450        18,343
   Triple-S Management Corp. - Class B* ............................    2,581        56,085
   U.S. Physical Therapy, Inc. .....................................      812        20,081
   Universal American Corp. ........................................    3,063        33,540
   WellCare Health Plans, Inc.* ....................................    4,220       216,950
                                                                                -----------
                                                                                  3,993,157
                                                                                -----------
HEALTH CARE TECHNOLOGY -- 0.5%
   Athenahealth, Inc.*(1) ..........................................    3,510       144,261
   Computer Programs & Systems, Inc. ...............................    1,183        75,097
   ePocrates, Inc.* ................................................    1,390        25,632
   MedAssets, Inc.* ................................................    4,359        58,236
   Medidata Solutions, Inc.* .......................................    1,720        41,056
   MedQuist, Inc. ..................................................       70           945
   Merge Healthcare, Inc.* .........................................    8,560        44,512
   Omnicell, Inc.* .................................................    3,448        53,754
   Quality Systems, Inc.(1) ........................................    1,938       169,187
   Transcend Services, Inc.* .......................................    1,550        45,555
                                                                                -----------
                                                                                    658,235
                                                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
   Affymetrix, Inc.* ...............................................    6,094        48,325
   Albany Molecular Research, Inc.* ................................    7,217        34,714
   BG Medicine, Inc.*(1) ...........................................    3,560        28,338
   Caliper Life Sciences, Inc.* ....................................    5,290        42,902
   Cambrex Corp.* ..................................................    2,214        10,229
   Complete Genomics, Inc.* ........................................    1,700        25,976
   Enzo Biochem, Inc.* .............................................    2,252         9,571
   eResearch Technology, Inc.* .....................................    1,143         7,281
   Fluidigm Corp.* .................................................    1,790        30,018
   Furiex Pharmaceuticals, Inc.* ...................................      720        12,809
   Harvard Bioscience, Inc.* .......................................    4,710        25,104
   Kendle International, Inc.* .....................................    1,856        27,989
   Luminex, Corp.* .................................................    4,118        86,066
   Pacific Biosciences of California, Inc.*(1) .....................    1,380        16,146
   Parexel International Corp.* ....................................    5,679       133,797
   PURE Bioscience, Inc.*(1) .......................................      680           497
   Sequenom, Inc.*(1) ..............................................   10,422        78,686
                                                                                -----------
                                                                                    618,448
                                                                                -----------
PHARMACEUTICALS -- 1.5%
   Acura Pharmaceuticals, Inc.* ....................................    1,700         6,579
   Aegerion Pharmaceuticals, Inc.* .................................    1,740        27,405
   Akorn, Inc.* ....................................................    6,690        46,830
   Alexza Pharmaceuticals, Inc.* ...................................    7,600        13,832
   Ampio Pharmaceuticals, Inc.*(1) .................................    3,180        24,772
   Auxilium Pharmaceuticals, Inc.* .................................    1,661        32,556
   AVANIR Pharmaceuticals, Inc. - Class A*(1) ......................    2,920         9,811
   Biodel, Inc.*(1) ................................................    1,021         1,909
   Cadence Pharmaceuticals, Inc.*(1) ...............................    1,939        17,839
   Columbia Laboratories, Inc.* ....................................    7,640        23,608
   Corcept Therapeutics, Inc.* .....................................      490         1,955
   Cornerstone Therapeutics, Inc.* .................................       20           179
   Cumberland Pharmaceuticals, Inc.*(1) ............................    1,200         6,900
   Depomed, Inc.* ..................................................    4,260        34,847
   Durect Corp.* ...................................................    5,105        10,363
   Endocyte, Inc.* .................................................    2,180        31,218
   Hi-Tech Pharmacal Co., Inc.* ....................................      990        28,641

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                   Value
                                                                       Shares     (Note 2)
                                                                       ------   ------------
   PHARMACEUTICALS -- (CONTINUED)
      Impax Laboratories, Inc.* ....................................    6,330   $    137,931
      ISTA Pharmaceuticals, Inc.* ..................................    3,690         28,210
      Jazz Pharmaceuticals, Inc.* ..................................    2,400         80,040
      Lannett Co., Inc.* ...........................................    3,990         19,870
      MAP Pharmaceuticals, Inc.* ...................................    1,184         18,908
      Medicis Pharmaceutical Corp. - Class A(1) ....................    5,897        225,088
      Nektar Therapeutics* .........................................    6,272         45,597
      Neostem, Inc.*(1) ............................................   18,520         27,410
      Obagi Medical Products, Inc.* ................................    4,070         38,380
      Optimer Pharmaceuticals, Inc.*(1) ............................    5,735         68,189
      Pain Therapeutics, Inc.* .....................................      260          1,006
      Par Pharmaceutical Cos., Inc.* ...............................    3,410        112,462
      Pozen, Inc.* .................................................    2,145          9,009
      Questcor Pharmaceuticals, Inc.* ..............................    6,239        150,360
      Sagent Pharmaceuticals, Inc.* ................................      960         25,901
      Salix Pharmaceuticals, Ltd.*(1) ..............................    5,647        224,920
      Santarus, Inc.* ..............................................    3,410         11,492
      Somaxon Pharmaceuticals, Inc.*(1) ............................    4,790         10,203
      Sucampo Pharmaceuticals, Inc. - Class A* .....................      892          3,657
      The Medicines Co.* ...........................................    4,789         79,066
      ViroPharma, Inc.* ............................................    7,624        141,044
      Vivus, Inc.*(1) ..............................................   11,296         91,949
      XenoPort, Inc.* ..............................................    2,664         18,968
                                                                                ------------
                                                                                   1,888,904
                                                                                ------------
   Total Health Care ...............................................              15,938,768
                                                                                ------------

INDUSTRIALS -- 15.3%
   AEROSPACE & DEFENSE -- 1.8%
      AAR Corp. ....................................................    3,676         99,583
      Aerovironment, Inc.* .........................................    1,964         69,427
      American Science & Engineering, Inc. .........................      964         77,120
      Astronics Corp.* .............................................    1,310         40,348
      Ceradyne, Inc.* ..............................................    2,102         81,957
      Cubic Corp. ..................................................    1,728         88,111
      Curtiss-Wright Corp. .........................................    4,736        153,304
      DigitalGlobe, Inc.* ..........................................    1,420         36,082
      Ducommun, Inc. ...............................................    1,524         31,349
      Esterline Technologies Corp.* ................................    3,067        234,319
      GenCorp, Inc.*(1) ............................................    6,709         43,072
      GeoEye, Inc.* ................................................    2,249         84,113
      HEICO Corp.(1) ...............................................    3,891        212,993
      Hexcel Corp.* ................................................    9,783        214,150
      Keyw Holding Corp./The* ......................................    2,140         26,515
      Kratos Defense & Security Solutions, Inc.* ...................    2,070         25,171
      LMI Aerospace, Inc.* .........................................      657         16,050
      Moog, Inc. - Class A* ........................................    4,676        203,499
      National Presto Industries, Inc. .............................      432         43,844
      Orbital Sciences Corp.* ......................................    5,221         87,974
      Taser International, Inc.* ...................................    4,151         18,887
      Teledyne Technologies, Inc.* .................................    3,784        190,562
      Triumph Group, Inc. ..........................................    1,800        179,244
                                                                                ------------
                                                                                   2,257,674
                                                                                ------------
   AIR FREIGHT & LOGISTICS -- 0.4%
      Air Transport Services Group, Inc.* ..........................    6,210         42,538
      Atlas Air Worldwide Holdings, Inc.* ..........................    2,784        165,676
      Forward Air Corp. ............................................    2,801         94,646
      Hub Group, Inc.  - Class A* ..................................    3,642        137,158
      Pacer International, Inc.* ...................................    8,205         38,727
      Park-Ohio Holdings Corp.* ....................................    1,020         21,563
                                                                                ------------
                                                                                     500,308
                                                                                ------------
   AIRLINES -- 0.7%
      Alaska Air Group, Inc.* ......................................    3,537        242,143
      Allegiant Travel Co.*(1) .....................................    1,244         61,578
      Hawaiian Holdings, Inc.* .....................................    5,293         30,170
      JetBlue Airways Corp.*(1) ....................................   23,874        145,631
      Pinnacle Airlines Corp.* .....................................    3,780         17,161
      Republic Airways Holdings, Inc.* .............................    8,981         49,036
      SkyWest, Inc. ................................................    6,463         97,333

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
AIRLINES -- (CONTINUED)
   Southwest Airlines Co. ..........................................    2,099   $    23,971
   Spirit Airlines, Inc.* ..........................................    2,950        35,370
   US Airways Group, Inc.*(1) ......................................   16,016       142,703
                                                                                -----------
                                                                                    845,096
                                                                                -----------
BUILDING PRODUCTS -- 0.6%
   AAON, Inc. ......................................................    2,628        57,396
   Ameresco, Inc.  - Class A* ......................................    1,880        26,658
   American Woodmark Corp. .........................................      645        11,171
   Ameron International Corp. ......................................      727        47,749
   Apogee Enterprises, Inc. ........................................    3,807        48,768
   Builders FirstSource, Inc.* .....................................    2,760         5,934
   Gibraltar Industries, Inc.* .....................................    3,940        44,601
   Griffon Corp.* ..................................................    4,619        46,560
   Insteel Industries, Inc. ........................................    1,260        15,800
   NCI Building Systems, Inc.* .....................................    1,852        21,094
   Quanex Building Products Corp. ..................................    2,293        37,582
   Simpson Manufacturing Co., Inc. .................................    3,781       112,939
   Smith (A.O.) Corp. ..............................................    3,568       150,926
   Trex Co., Inc.* .................................................    1,199        29,352
   Universal Forest Products, Inc. .................................    2,086        49,981
   USG Corp.*(1) ...................................................    7,130       102,244
                                                                                -----------
                                                                                    808,755
                                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
   ABM Industries, Inc. ............................................    5,489       128,113
   ACCO Brands Corp.* ..............................................    5,070        39,799
   American Reprographics Co.* .....................................    4,238        29,963
   APAC Customer Services, Inc.* ...................................    3,800        20,254
   Casella Waste Systems, Inc. - Class A* ..........................    4,260        25,986
   Cenveo, Inc.* ...................................................    4,333        27,731
   Clean Harbors, Inc.* ............................................    2,467       254,718
   CompX International, Inc. .......................................       70           923
   Consolidated Graphics, Inc.* ....................................      832        45,718
   Courier Corp. ...................................................    3,284        36,288
   Deluxe Corp. ....................................................    4,745       117,249
   EnergySolutions, Inc. ...........................................   11,771        58,149
   EnerNOC, Inc.*(1) ...............................................    1,994        31,386
   Ennis, Inc. .....................................................    2,099        36,523
   Fuel Tech, Inc.* ................................................    1,231         8,162
   G & K Services, Inc. - Class A ..................................    2,334        79,029
   Healthcare Services Group, Inc. .................................    6,865       111,556
   Herman Miller, Inc. .............................................    5,815       158,284
   Higher One Holdings, Inc.*(1) ...................................    3,110        58,841
   HNI Corp. .......................................................    3,333        83,725
   Innerworkings, Inc.* ............................................    1,930        16,096
   Interface, Inc. - Class A .......................................    4,985        96,559
   Intersections, Inc. .............................................    1,610        29,302
   Kimball International, Inc. - Class B ...........................    6,970        44,817
   Knoll, Inc. .....................................................    5,582       112,031
   M&F Worldwide Corp.* ............................................    1,183        30,569
   McGrath RentCorp ................................................    2,210        62,057
   Metalico, Inc.* .................................................    5,973        35,241
   Mine Safety Appliances Co. ......................................    3,013       112,505
   Mobile Mini, Inc.* ..............................................    3,468        73,487
   Multi-Color Corp. ...............................................      681        16,814
   Quad/Graphics, Inc. .............................................    1,570        61,010
   Rollins, Inc. ...................................................    6,991       142,477
   Schawk, Inc. ....................................................    1,373        22,737
   Standard Parking Corp.* .........................................    1,308        20,889
   Steelcase, Inc. - Class A .......................................    8,930       101,713
   Swisher Hygiene, Inc.* ..........................................    8,610        48,474
   Sykes Enterprises, Inc.* ........................................    4,712       101,449
   Team, Inc.* .....................................................    2,234        53,906
   Tetra Tech, Inc.* ...............................................    6,084       136,890
   The Brink's Co.(1) ..............................................    4,630       138,113
   The GEO Group, Inc.* ............................................    6,658       153,334
   The Standard Register Co.(1) ....................................    1,208         3,805
   TMS International Corp. - Class A* ..............................    1,970        25,709
   Unifirst Corp. ..................................................    1,648        92,601
   United Stationers, Inc. .........................................    5,258       186,291
   US Ecology, Inc. ................................................    1,614        27,599
   Viad Corp. ......................................................    2,035        45,360
                                                                                -----------
                                                                                  3,344,232
                                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
CONSTRUCTION & ENGINEERING -- 0.7%
   Argan, Inc.* ....................................................      160   $     1,622
   Comfort Systems USA, Inc. .......................................    4,111        43,618
   Dycom Industries, Inc.* .........................................    3,097        50,605
   EMCOR Group, Inc.* ..............................................    6,572       192,625
   Furmanite Corp.* ................................................    2,481        19,699
   Granite Construction, Inc. ......................................    3,420        83,893
   Great Lakes Dredge & Dock Corp. .................................    1,716         9,575
   Insituform Technologies, Inc. - Class A* ........................    2,693        56,472
   Layne Christensen Co.* ..........................................    1,640        49,758
   MasTec, Inc.* ...................................................    6,004       118,399
   MYR Group, Inc.* ................................................    1,850        43,290
   Northwest Pipe Co.* .............................................    1,041        27,129
   Orion Marine Group, Inc.* .......................................    2,438        22,942
   Pike Electric Corp.* ............................................    1,200        10,608
   Primoris Services Corp. .........................................    3,550        45,795
   Sterling Construction Co., Inc.* ................................    1,755        24,166
   Tutor Perini Corp. ..............................................    2,761        52,956
                                                                                -----------
                                                                                    853,152
                                                                                -----------
ELECTRICAL EQUIPMENT -- 1.3%
   Acuity Brands, Inc. .............................................    4,323       241,137
   Advanced Battery Technologies, Inc.*(1) .........................    9,269         9,176
   American Superconductor Corp.* ..................................    1,835        16,588
   AZZ, Inc. .......................................................      987        45,205
   Belden, Inc. ....................................................    4,874       169,908
   Brady Corp. - Class A ...........................................    4,699       150,650
   Broadwind Energy, Inc.* .........................................   12,360        17,922
   Capstone Turbine Corp.*(1) ......................................   22,630        34,624
   Encore Wire Corp. ...............................................    2,207        53,454
   Ener1, Inc.* ....................................................    9,360        10,296
   EnerSys, Inc.* ..................................................    5,087       175,094
   Franklin Electric Co., Inc. .....................................    2,596       121,882
   FuelCell Energy, Inc.*(1) .......................................   14,744        19,315
   Generac Holdings, Inc.* .........................................    2,730        52,962
   Global Power Equipment Group, Inc.* .............................    1,590        42,167
   Hoku Corp.*(1) ..................................................    9,180        14,963
   II-VI, Inc.* ....................................................    5,354       137,062
   LSI Industries, Inc. ............................................    1,623        12,887
   Powell Industries, Inc.* ........................................      739        26,973
   PowerSecure International, Inc.* ................................    2,736        19,754
   Preformed Line Products Co. .....................................      194        13,809
   Satcon Technology Corp.*(1) .....................................      310           741
   Thermon Group Holdings, Inc.* ...................................    3,970        47,640
   UQM Technologies, Inc.*(1) ......................................    5,970        13,432
   Valence Technology, Inc.*(1) ....................................   20,400        24,072
   Vicor Corp. .....................................................    1,899        30,707
   Woodward Governor Co. ...........................................    6,301       219,653
                                                                                -----------
                                                                                  1,722,073
                                                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
   Raven Industries, Inc. ..........................................    1,761        98,105
   Seaboard Corp. ..................................................       37        89,466
   Standex International Corp. .....................................    1,128        34,596
   Tredegar Corp. ..................................................    2,458        45,104
   United Capital Corp.* ...........................................      500        14,975
                                                                                -----------
                                                                                    282,246
                                                                                -----------
MACHINERY -- 3.2%
   3-D Systems Corp.* ..............................................    4,300        84,753
   Accuride Corp.* .................................................    4,160        52,541
   Actuant Corp. - Class A .........................................    6,670       178,956
   Alamo Group, Inc. ...............................................      769        18,225
   Albany International Corp. - Class A ............................    3,150        83,129
   Altra Holdings, Inc.* ...........................................    2,853        68,443
   American Railcar Industries, Inc.* ..............................    1,849        43,359
   Ampco-Pittsburgh Corp. ..........................................      586        13,742
   Astec Industries, Inc.* .........................................    1,601        59,205
   Badger Meter, Inc.(1) ...........................................      728        26,929
   Barnes Group, Inc.(1) ...........................................    5,615       139,308
   Blount International, Inc.* .....................................    5,050        88,224
   Briggs & Stratton Corp. .........................................    4,758        94,494
   Cascade Corp. ...................................................    1,113        52,945
   Chart Industries, Inc.* .........................................    3,249       175,381
   CIRCOR International, Inc. ......................................    1,988        85,146

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
MACHINERY -- (CONTINUED)
   Clarcor, Inc. ...................................................    5,168   $   244,343
   Colfax Corp.* ...................................................    3,065        76,012
   Columbus McKinnon Corp.* ........................................    1,825        32,777
   Commercial Vehicle Group, Inc.* .................................    2,500        35,475
   Douglas Dynamics, Inc. ..........................................    1,520        24,001
   Dynamic Materials Corp. .........................................    2,045        45,849
   Energy Recovery, Inc.* ..........................................    2,459         8,041
   EnPro Industries, Inc.* .........................................    2,207       106,090
   ESCO Technologies, Inc. .........................................    3,002       110,474
   Federal Signal Corp. ............................................    5,229        34,302
   Flow International, Corp.* ......................................    6,661        23,713
   Force Protection, Inc.* .........................................    6,194        30,753
   FreightCar America, Inc.* .......................................    1,383        35,045
   Graham Corp. ....................................................      665        13,566
   Greenbrier Cos., Inc.* ..........................................    1,270        25,095
   John Bean Technologies Corp. ....................................    2,310        44,629
   Kadant, Inc.* ...................................................    1,464        46,131
   Kaydon Corp. ....................................................    2,882       107,556
   L.B. Foster Co. - Class A .......................................      856        28,171
   Lindsay Corp.(1) ................................................    1,138        78,294
   Lydall, Inc.* ...................................................    2,910        34,804
   Meritor, Inc.* ..................................................    9,760       156,550
   Met-Pro Corp. ...................................................    1,500        17,070
   Middleby Corp.* .................................................    1,664       156,483
   Miller Industries, Inc. .........................................    1,600        29,904
   Mueller Industries, Inc. ........................................    3,506       132,912
   Mueller Water Products, Inc. - Class A ..........................   21,460        85,411
   NACCO Industries, Inc.  - Class A ...............................      556        53,832
   NN, Inc.* .......................................................    1,960        29,322
   Omega Flex, Inc.* ...............................................      150         2,105
   PMFG, Inc.*(1) ..................................................    1,717        34,082
   RBC Bearings, Inc.* .............................................    2,457        92,776
   Robbins & Myers, Inc. ...........................................    4,419       233,544
   Sauer-Danfoss, Inc.* ............................................      954        48,072
   Sun Hydraulics Corp. ............................................    1,265        60,467
   Tecumseh Products Co.  - Class A* ...............................    4,112        41,942
   Tennant Co. .....................................................    1,891        75,508
   The Gorman-Rupp Co. .............................................    1,500        49,410
   Titan International, Inc.(1) ....................................    5,145       124,818
   Trimas Corp.* ...................................................    2,020        49,995
   Twin Disc, Inc. .................................................      833        32,179
   Wabash National Corp.* ..........................................    5,330        49,942
   Watts Water Technologies, Inc. - Class A ........................    2,884       102,122
   Xerium Technologies, Inc.* ......................................    1,490        27,640
                                                                                -----------
                                                                                  4,135,987
                                                                                -----------
MARINE -- 0.1%
   Baltic Trading, Ltd. ............................................    2,070        11,882
   Eagle Bulk Shipping, Inc.*(1) ...................................   16,958        42,056
   Excel Maritime Carriers, Ltd.*(1) ...............................    4,260        13,206
   Genco Shipping & Trading, Ltd.*(1) ..............................    2,319        17,439
   Horizon Lines, Inc.  - Class A(1) ...............................    2,278         2,756
   International Shipholding Corp. .................................       45           958
   Ultrapetrol Bahamas, Ltd.*(1) ...................................    1,180         5,829
                                                                                -----------
                                                                                     94,126
                                                                                -----------
PROFESSIONAL SERVICES -- 1.4%
   Acacia Research  - Acacia Technologies* .........................    3,750       137,588
   Barrett Business Services, Inc. .................................      910        13,031
   CBIZ, Inc.*(1) ..................................................    5,847        43,034
   CDI Corp. .......................................................    1,113        14,792
   CoStar Group, Inc.*(1) ..........................................    2,719       161,182
   CRA International, Inc.* ........................................    1,697        45,972
   Dolan Media Co.* ................................................    4,139        35,057
   Exponent, Inc.* .................................................    1,287        55,997
   Franklin Covey Co.* .............................................      350         3,388
   FTI Consulting, Inc.* ...........................................    4,310       163,522
   GP Strategies Corp.* ............................................    1,400        19,124
   Heidrick & Struggles International, Inc. ........................    1,660        37,582
   Hill International, Inc.* .......................................    1,739        10,017
   Hudson Highland Group, Inc.* ....................................    4,380        23,433
   Huron Consulting Group, Inc.* ...................................    2,032        61,387
   ICF International, Inc.* ........................................    1,747        44,339
   Inspeity, Inc. ..................................................    2,001        59,250
   Kelly Services, Inc.  - Class A* ................................    1,647        27,176

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                   Value
                                                                       Shares     (Note 2)
                                                                       ------   ------------
   PROFESSIONAL SERVICES -- (CONTINUED)
      Kforce, Inc.* ................................................    4,453   $     58,245
      Korn/Ferry International* ....................................    4,864        106,959
      Mistras Group, Inc.* .........................................    2,230         36,126
      Navigant Consulting, Inc.* ...................................    5,292         55,513
      Odyssey Marine Exploration, Inc.*(1) .........................    8,680         27,168
      On Assignment, Inc.* .........................................    2,935         28,851
      Resources Connection, Inc. ...................................    2,925         35,217
      RPX Corp.* ...................................................    1,850         51,856
      School Specialty, Inc.* ......................................    1,926         27,715
      SFN Group, Inc.* .............................................    4,854         44,123
      The Advisory Board Co.* ......................................    1,398         80,916
      The Corporate Executive Board Co. ............................    3,820        166,743
      Trueblue, Inc.* ..............................................    5,221         75,600
      VSE Corp. ....................................................    1,296         32,270
                                                                                ------------
                                                                                   1,783,173
                                                                                ------------
   ROAD & RAIL -- 1.3%
      Amerco, Inc.* ................................................    1,062        102,111
      Arkansas Best Corp. ..........................................    2,276         54,009
      Avis Budget Group, Inc.*(1) ..................................    9,860        168,507
      Celadon Group, Inc.* .........................................    1,888         26,356
      Dollar Thrifty Automotive Group, Inc.* .......................    2,850        210,159
      Genesee & Wyoming, Inc. - Class A* ...........................    4,107        240,835
      Heartland Express, Inc. ......................................    6,378        105,620
      Knight Transportation, Inc. ..................................    6,017        102,229
      Marten Transport, Ltd. .......................................    1,499         32,378
      Old Dominion Freight Line, Inc.* .............................    5,040        187,992
      Patriot Transportation Holding, Inc.* ........................      930         20,804
      Quality Distribution, Inc.* ..................................    2,380         30,988
      RailAmerica, Inc.* ...........................................    3,170         47,550
      Roadrunner Transportation Systems, Inc.* .....................    1,120         16,890
      Saia, Inc.* ..................................................    1,519         25,747
      Swift Transportation Co.* ....................................    7,970        107,994
      Universal Truckload Services, Inc.* ..........................      380          6,509
      USATruck, Inc.* ..............................................      710          8,023
      Werner Enterprises, Inc.(1) ..................................    4,311        107,991
      Zipcar, Inc.* ................................................    1,970         40,208
                                                                                ------------
                                                                                   1,642,900
                                                                                ------------
   TRADING COMPANIES & DISTRIBUTORS -- 1.0%
      Aceto Corp. ..................................................    6,083         40,817
      Aircastle, Ltd. ..............................................    6,555         83,380
      Applied Industrial Technologies, Inc. ........................    4,050        144,220
      Beacon Roofing Supply, Inc.* .................................    5,264        120,124
      BlueLinx Holdings, Inc.* .....................................    3,250          7,508
      CAI International, Inc.* .....................................      990         20,453
      DXP Enterprises, Inc.* .......................................      640         16,224
      Essex Rental Corp.* ..........................................    3,970         26,162
      H&E Equipment Services, Inc.* ................................    2,905         40,641
      Houston Wire & Cable Co. .....................................    1,199         18,644
      Interline Brands, Inc.* ......................................    3,088         56,727
      Kaman Corp. ..................................................    2,412         85,554
      Lawson Products, Inc. ........................................      430          8,458
      RSC Holdings, Inc.* ..........................................    6,954         83,170
      Rush Enterprises, Inc. - Class A* ............................    2,950         56,139
      SeaCube Container Leasing Ltd. ...............................    1,630         28,003
      TAL International Group, Inc. ................................    1,889         65,227
      Textainer Group Holdings, Ltd. ...............................      854         26,252
      Titan Machinery, Inc.* .......................................    1,750         50,365
      United Rentals, Inc.*(1) .....................................    6,390        162,306
      Watsco, Inc. .................................................    2,733        185,817
                                                                                ------------
                                                                                   1,326,191
                                                                                ------------
   Total Industrials ...............................................              19,595,913
                                                                                ------------
INFORMATION TECHNOLOGY -- 18.2%
   COMMUNICATIONS EQUIPMENT -- 2.3%
      Adtran, Inc. .................................................    6,891        266,751
      Anaren, Inc.* ................................................    1,241         26,371
      Arris Group, Inc.* ...........................................   13,761        159,765
      Aruba Networks, Inc.*(1) .....................................    8,725        257,824
      Aviat Networks, Inc.* ........................................    5,548         21,859
      Bel Fuse, Inc. - Class B .....................................    1,167         25,312
      Bigband Networks, Inc.* ......................................    4,177          9,064
      Black Box Corp. ..............................................    1,848         57,787

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
COMMUNICATIONS EQUIPMENT -- (CONTINUED)
   Blue Coat Systems, Inc.* ........................................    2,824   $    61,733
   Calix, Inc.*(1) .................................................    3,894        81,073
   Comtech Telecommunications Corp. ................................    2,029        56,893
   DG FastChannel, Inc.* ...........................................    3,277       105,028
   Dialogic, Inc.* .................................................    6,300        28,350
   Digi International, Inc.* .......................................    1,982        25,766
   Emcore Corp.* ...................................................   11,590        31,757
   EMS Technologies, Inc.* .........................................    1,173        38,674
   Emulex Corp.* ...................................................    4,650        39,990
   Extreme Networks, Inc.* .........................................    8,316        26,944
   Finisar Corp.* ..................................................    7,910       142,617
   Globecomm Systems, Inc.* ........................................    1,996        31,058
   Harmonic, Inc.* .................................................   11,202        80,990
   Infinera Corp.* .................................................   12,396        85,656
   InterDigital, Inc. ..............................................    5,078       207,436
   Ixia* ...........................................................    4,065        52,032
   KVH Industries, Inc.* ...........................................    1,690        17,965
   Loral Space & Communications, Inc.* .............................    1,181        82,044
   Meru Networks, Inc.* ............................................    1,250        15,013
   Netgear, Inc.* ..................................................    3,667       160,321
   Network Engines, Inc.* ..........................................    1,040         1,144
   Network Equipment Technologies, Inc.* ...........................    2,240         4,928
   Oplink Communications, Inc.* ....................................    3,141        58,517
   Opnext, Inc.* ...................................................    3,388         7,725
   PC-Tel, Inc.* ...................................................    1,868        12,105
   Plantronics, Inc. ...............................................    4,666       170,449
   Powerwave Technologies, Inc.* ...................................   15,630        46,109
   Procera Networks, Inc.* .........................................    2,540        27,254
   Seachange International, Inc.* ..................................    2,330        25,117
   ShoreTel, Inc.* .................................................    3,330        33,966
   Sonus Networks, Inc.* ...........................................   21,970        71,183
   Sycamore Networks, Inc. .........................................    2,335        51,930
   Symmetricom, Inc.* ..............................................    3,128        18,236
   Tekelec* ........................................................    3,553        32,439
   UTSTARCOM HOLDINGS CORP .........................................    8,730        13,619
   Viasat, Inc.*(1) ................................................    3,372       145,906
                                                                                -----------
                                                                                  2,916,700
                                                                                -----------
COMPUTERS & PERIPHERALS -- 0.7%
   Avid Technology, Inc.* ..........................................    2,737        51,565
   Cray, Inc.* .....................................................    2,760        17,664
   Electronics for Imaging, Inc.* ..................................    5,358        92,265
   Hutchinson Technology, Inc.* ....................................    6,690        15,186
   Hypercom Corp.* .................................................    5,040        49,543
   Imation Corp.* ..................................................    2,568        24,242
   Immersion Corp.* ................................................    1,927        16,437
   Intermec, Inc.* .................................................    4,242        46,832
   Intevac, Inc.* ..................................................    2,466        25,178
   Novatel Wireless, Inc.* .........................................    2,481        13,596
   OCZ Technology Group, Inc.*(1) ..................................    5,220        41,760
   Prestek, Inc.* ..................................................    6,100         9,943
   Quantum Corp.* ..................................................   23,540        77,682
   Rimage Corp. ....................................................    1,914        25,705
   Silicon Graphics International Corp.* ...........................    3,880        66,736
   STEC, Inc.*(1) ..................................................    4,156        70,694
   Stratasys, Inc.*(1) .............................................    2,470        83,239
   Super Micro Computer, Inc.* .....................................    3,528        56,765
   Synaptics, Inc.*(1) .............................................    3,563        91,712
                                                                                -----------
                                                                                    876,744
                                                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.4%
   Aeroflex Holding Corp.* .........................................    2,110        38,296
   Agilysys, Inc.* .................................................    1,880        15,679
   Anixter International, Inc. .....................................    2,785       181,972
   Benchmark Electronics, Inc.* ....................................    3,850        63,525
   Brightpoint, Inc.* ..............................................    7,005        56,811
   Checkpoint Systems, Inc.* .......................................    3,983        71,216
   Cognex Corp. ....................................................    3,770       133,571
   Coherent, Inc.* .................................................    2,674       147,792
   Comverge, Inc.*(1) ..............................................    4,328        12,854
   CTS Corp. .......................................................    2,508        24,252
   Daktronics, Inc. ................................................    2,978        32,133
   DDi Corp. .......................................................    2,050        19,557
   DTS, Inc.* ......................................................    1,517        61,514
   Echelon Corp.* ..................................................    2,929        26,625
   Electro Rent Corp. ..............................................    1,504        25,748
   Electro Scientific Industries, Inc.* ............................    3,603        69,538

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- (CONTINUED)
   eMagin Corp.* ...................................................    4,660   $    28,286
   Fabrinet* .......................................................    1,230        29,864
   FARO Technologies, Inc.* ........................................    1,633        71,525
   Gerber Scientific, Inc.* ........................................    3,960        44,075
   GSI Group, Inc.* ................................................    2,430        29,281
   Insight Enterprises, Inc.* ......................................    4,280        75,799
   Kemet Corp.* ....................................................    4,630        66,163
   L-1 Identity Solutions, Inc.* ...................................    7,977        93,730
   Littelfuse, Inc. ................................................    2,165       127,129
   Maxwell Technologies, Inc.* .....................................    2,468        39,957
   Measurement Specialties, Inc.* ..................................    1,461        52,158
   Mercury Computer Systems, Inc.* .................................    3,345        62,485
   Methode Electronics, Inc. .......................................    3,057        35,492
   Microvision, Inc.*(1) ...........................................   28,890        35,246
   MTS Systems Corp. ...............................................    1,470        61,490
   Multi-Fineline Electronix, Inc.* ................................      683        14,760
   NeoPhotonics Corp.* .............................................    3,930        27,196
   Newport Corp.* ..................................................    4,562        82,892
   OSI Systems, Inc.* ..............................................    1,319        56,717
   Park Electrochemical Corp. ......................................    1,882        52,602
   PC Connection, Inc.* ............................................    1,259        10,424
   Plexus Corp.* ...................................................    4,468       155,531
   Power-One, Inc.*(1) .............................................    5,430        43,983
   Pulse Electronics Corp. .........................................    3,242        14,330
   Radisys Corp.* ..................................................    2,192        15,980
   Richardson Electronics, Ltd. ....................................    2,130        28,947
   Rofin-Sinar Technologies, Inc.* .................................    3,083       105,284
   Rogers Corp.* ...................................................    1,372        63,386
   Sanmina-SCI Corp.* ..............................................      950         9,813
   ScanSource, Inc.* ...............................................    2,991       112,103
   SMART Modular Technologies (WWH), Inc.* .........................    6,640        60,822
   Synnex Corp.* ...................................................    2,482        78,679
   TTM Technologies, Inc.* .........................................    5,839        93,541
   Universal Display Corp.* ........................................    3,707       130,079
   Viasystems Group, Inc.* .........................................    1,230        27,663
   Vishay Precision Group, Inc.* ...................................    1,480        24,982
   X-Rite, Inc.* ...................................................    5,060        25,148
   Zygo Corp.* .....................................................    1,820        24,060
                                                                                -----------
                                                                                  3,092,685
                                                                                -----------
INTERNET SOFTWARE & SERVICES -- 2.1%
   Ancestry.com, Inc.*(1) ..........................................    3,270       135,345
   comScore, Inc.* .................................................    2,765        71,613
   Constant Contact, Inc.* .........................................    2,963        75,201
   Cornerstone OnDemand, Inc.* .....................................    1,620        28,593
   DealerTrack Holdings, Inc.* .....................................    3,858        88,541
   Demand Media, Inc.*(1) ..........................................    1,930        26,151
   Dice Holdings, Inc.* ............................................    5,030        68,006
   Digital River, Inc.* ............................................    3,701       119,024
   Earthlink, Inc. .................................................   12,283        94,518
   Envestnet, Inc.* ................................................    1,560        23,166
   InfoSpace, Inc.* ................................................    4,994        45,545
   Internap Network Services Corp.* ................................    3,975        29,216
   Intralinks Holdings, Inc.* ......................................    3,200        55,296
   j2 Global Communications, Inc.*(1) ..............................    4,995       141,009
   Keynote Systems, Inc. ...........................................    1,429        30,909
   KIT Digital, Inc.*(1) ...........................................    2,390        28,537
   Limelight Networks, Inc.* .......................................      992         4,524
   Liquidity Services, Inc.* .......................................      800        18,888
   LivePerson, Inc.* ...............................................    4,650        65,751
   Local.com Corp.*(1) .............................................    3,140        10,488
   LogMeIn, Inc.* ..................................................    1,670        64,412
   LoopNet, Inc.* ..................................................    1,892        34,775
   Marchex, Inc. - Class B .........................................    2,015        17,893
   Mediamind Technologies, Inc.* ...................................    1,190        26,109
   ModusLink Global Solutions, Inc. ................................    4,849        21,723
   Move, Inc.* .....................................................   19,590        42,902
   NIC, Inc. .......................................................    7,143        96,145
   OpenTable, Inc.* ................................................    2,400       199,488
   Openwave Systems, Inc.* .........................................    9,230        21,137
   Perficient, Inc.* ...............................................    1,026        10,527
   QuinStreet, Inc.* ...............................................    2,970        38,551
   RealNetworks, Inc.* .............................................   11,757        39,974

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                  Value
                                                                       Shares    (Note 2)
                                                                       ------   -----------
INTERNET SOFTWARE & SERVICES -- (CONTINUED)
   Responsys, Inc.* ................................................    1,700   $    30,141
   RightNow Technologies, Inc.*(1) .................................    2,591        83,948
   Saba Software, Inc.* ............................................    4,330        39,100
   SAVVIS, Inc.* ...................................................    4,222       166,896
   SciQuest, Inc.* .................................................    1,520        25,977
   SPS Commerce, Inc.* .............................................    1,580        28,108
   Stamps.com, Inc. ................................................      810        10,805
   support.com, Inc.* ..............................................    6,691        32,117
   TechTarget, Inc.* ...............................................    1,335        10,106
   The Active Network, Inc.* .......................................    2,780        48,928
   Travelzoo, Inc.*(1) .............................................      620        40,077
   United Online, Inc. .............................................   10,513        63,393
   ValueClick, Inc.* ...............................................    9,159       152,039
   Vocus, Inc.* ....................................................    2,174        66,546
   Web.com Group, Inc.* ............................................    3,040        37,453
   XO Group, Inc.* .................................................    4,354        43,322
   Zix Corp.* ......................................................   11,450        43,968
                                                                                -----------
                                                                                  2,696,881
                                                                                -----------
IT SERVICES -- 1.9%
   Acxiom Corp.* ...................................................    4,281        56,124
   CACI International, Inc.  - Class A* ............................    3,083       194,476
   Cardtronics, Inc.* ..............................................    4,600       107,870
   Cass Information Systems, Inc. ..................................      905        34,173
   CIBER, Inc.* ....................................................    5,232        29,038
   Computer Task Group, Inc.* ......................................    1,060        13,960
   Convergys Corp.* ................................................   10,560       144,038
   CSG Systems International, Inc.* ................................    3,190        58,951
   Echo Global Logistics, Inc.*(1) .................................    1,180        20,945
   Euronet Worldwide, Inc.* ........................................    4,746        73,136
   ExlService Holdings, Inc.* ......................................    1,755        40,540
   Forrester Research, Inc. ........................................    1,405        46,309
   Global Cash Access Holdings, Inc.* ..............................    6,251        19,878
   Heartland Payment Systems, Inc. .................................    3,569        73,521
   iGate Corp. .....................................................    2,038        33,260
   Integral Systems, Inc.* .........................................    2,349        28,587
   Jack Henry & Associates, Inc. ...................................    8,489       254,755
   Lionbridge Technologies, Inc.* ..................................    6,910        21,974
   Mantech International Corp. - Class A ...........................    2,331       103,543
   MAXIMUS, Inc. ...................................................    1,682       139,152
   MoneyGram International, Inc.* ..................................    5,900        19,588
   NCI, Inc. - Class A* ............................................      722        16,404
   Online Resources Corp.* .........................................    2,332         7,602
   Sapient Corp.* ..................................................   12,370       185,921
   ServiceSource International, Inc.* ..............................    1,260        27,997
   SRA International, Inc.  - Class A* .............................    4,750       146,870
   Syntel, Inc. ....................................................    1,625        96,070
   Teletech Holdings, Inc.* ........................................    3,678        77,532
   The Hackett Group, Inc.* ........................................    3,913        19,917
   Tier Technologies, Inc.  - Class B* .............................      600         3,000
   TNS, Inc.* ......................................................    2,776        46,082
   Unisys Corp.* ...................................................    4,081       104,882
   Virtusa Corp.* ..................................................    1,109        21,016
   Wright Express Corp.* ...........................................    3,946       205,468
                                                                                -----------
                                                                                  2,472,579
                                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.1%
   Advanced Analogic Technologies, Inc.* ...........................    3,703        22,422
   Advanced Energy Industries, Inc.* ...............................    3,732        55,196
   Alpha & Omega Semiconductor, Ltd.* ..............................    1,930        25,572
   Amkor Technology, Inc.* .........................................    9,184        56,665
   Amtech Systems, Inc.* ...........................................    1,300        26,832
   ANADIGICS, Inc.* ................................................    5,660        18,169
   Applied Micro Circuits Corp.* ...................................    6,434        57,005
   ATMI, Inc.* .....................................................    2,642        53,976
   Axcelis Technologies, Inc.* .....................................   14,120        23,157
   AXT, Inc.* ......................................................      630         5,342
   Brooks Automation, Inc.* ........................................    6,204        67,375
   Cabot Microelectronics Corp.* ...................................    2,691       125,051
   Cavium, Inc.* ...................................................    4,554       198,509
   Ceva, Inc.* .....................................................    2,182        66,464
   Cirrus Logic, Inc.* .............................................    7,280       115,752

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                              Shares      (Note 2)
                                                             -------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
   Cohu, Inc. .............................................    2,173   $      28,488
   Cymer, Inc.* ..........................................     3,366         166,651
   Diodes, Inc.* ... ......................................    4,145         108,184
   DSP Group, Inc.* .......................................    1,625          14,137
   Energy Conversion Devices, Inc.*(1) ....................    6,425           7,582
   Entegris, Inc.* ........................................   14,920         150,990
   Entropic Communications,  Inc.*(1) .....................    7,080          62,941
   Evergreen Solar, Inc.*(1) ..............................    2,080           1,185
   Exar Corp.* ............................................    1,840          11,647
   FEI Co.* ...............................................    3,572         136,415
   FormFactor, Inc.* ......................................    2,571          23,293
   FSI International, Inc.* ...............................    5,320          14,577
   GSI Technology, Inc.* ..................................    3,010          21,672
   GT Solar International, Inc.*(1) .......................   13,044         211,313
   Hittite Microwave Corp.* ...............................    2,798         173,224
   Inphi Corp.* ...........................................    1,090          18,966
   Integrated Device Technology, Inc.* ....................   16,900         132,834
   Integrated Silicon Solution, Inc.* .....................    2,780          26,883
   IXYS Corp.* ............................................    3,552          53,209
   Kopin Corp.*(1) ........................................    6,918          32,584
   Kulicke & Soffa Industries, Inc.* ......................    8,340          92,908
   Lattice Semiconductor Corp.* ...........................    9,850          64,222
   LTX-Credence Corp.* ....................................    5,093          45,531
   Mattson Technology, Inc.* ..............................    5,800          11,020
   MaxLinear, Inc.- Class A* ..............................    1,510          13,077
   Micrel, Inc. ...........................................    5,756          60,898
   Microsemi Corp.* .......................................    8,792         180,236
   Mindspeed Technologies, Inc.*(1) . .....................    3,340          26,720
   MIPS Technologies, Inc.* ...............................    4,960          34,274
   MKS Instruments, Inc. ..................................    5,849         154,531
   Monolithic Power Systems, Inc.* ........................    3,767          58,087
   MoSys, Inc.* ...........................................    3,950          22,712
   Nanometrics, Inc.* .....................................    2,170          41,208
   Netlogic Microsystems, Inc.* ...........................    7,264         293,611
   NVE Corp.* .............................................      299          17,477
   Omnivision Technologies, Inc.* .........................    6,181         215,161
   PDF Solutions, Inc.* ...................................    4,330          25,807
   Pericom Semiconductor Corp.* ...........................      513           4,586
   Photronics, Inc.* ......................................    3,960          33,541
   PLX Technology, Inc.* ..................................    9,943          34,502
   Power Integrations, Inc. . .............................    3,104         119,287
   Rambus, Inc.* ..........................................    9,760         143,277
   RF Micro Devices, Inc.* ................................   30,750         188,190
   Rubicon Technology, Inc.*(1) ...........................      302           5,092
   Rudolph Technologies, Inc.* ............................    3,127          33,490
   Semtech Corp.* .........................................    6,150         168,141
   Sigma Designs, Inc.* ...................................    2,935          22,423
   Silicon Image, Inc.* ...................................    4,575          29,554
   Spansion, Inc. - Class A* ..............................    5,240         100,975
   Standard Microsystems Corp.* ...........................    2,584          69,742
   Supertex, Inc.* ........................................    1,515          33,936
   Tessera Techonologies, Inc.* ...........................    4,836          82,889
   Trident Microsystems, Inc.* ............................   13,440           9,274
   TriQuint Semiconductor, Inc.* ..........................   13,895         141,590
   Ultra Clean Holdings* ..................................    2,600          23,608
   Ultratech, Inc.* .......................................    2,861          86,917
   Veeco Instruments, Inc.*(1) ............................    3,960         191,704
   Volterra Semiconductor Corp.* ..........................    2,472          60,960
   Zoran Corp.* ...........................................    5,904          49,594
                                                                       -------------
                                                                           5,305,014
                                                                       -------------

SOFTWARE -- 4.7%
   Accelrys, Inc.* ........................................    4,399          31,277
   ACI Worldwide, Inc.* ...................................    3,804         128,461
   Actuate Corp.* .........................................    4,663          27,279
   Advent Software, Inc.*(1) . ............................    2,774          78,144
   American Software, Inc. - Class A ......................      954           7,928
   Aspen Technology, Inc.* ................................    8,760         150,497
   Blackbaud, Inc. ........................................    4,322         119,806
   Blackboard, Inc.*(1) ...................................    3,520         152,733

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                              Shares      (Note 2)
                                                             -------   --------------
SOFTWARE -- (CONTINUED)
   Bottomline Technologies, Inc.* .........................    3,047   $      75,291
   BroadSoft, Inc.*(1) ....................................    2,250          85,792
   Callidus Software, Inc.* . .............................    4,560          26,676
   CDC Corp. - Class A* ...................................    3,320           6,939
   CommVault Systems, Inc.* ...............................    4,481         199,180
   Concur Technologies, Inc.*(1) ..........................    4,783         239,485
   Convio, Inc.* ..........................................    2,460          26,593
   Deltek, Inc.* ..........................................    1,655          12,396
   DemandTec, Inc.* .......................................    4,295          39,084
   Digimarc Corp.* ........................................    1,200          42,036
   Ebix, Inc.*(1) .........................................    2,808          53,492
   Ellie Mae, Inc.* .......................................    4,380          25,141
   EPIQ Systems, Inc. .....................................    4,321          61,445
   Fair Isaac Corp. .......................................    4,144         125,149
   FalconStor Software, Inc.* .............................    2,261          10,129
   Glu Mobile, Inc.* ......................................    5,520          29,090
   Guidance Software, Inc.* ...............................      680           5,542
   Interactive Intelligence, Inc.* ........................    1,593          55,835
   JDA Software Group, Inc.* ..............................    4,750         146,727
   Kenexa Corp.* ..........................................    2,788          66,856
   Lawson Software, Inc.* . ...............................   16,987         190,594
   Magma Design Automation, Inc.* .........................    7,670          61,283
   Manhattan Associates, Inc.* ............................    2,195          75,596
   Mentor Graphics Corp.* . ...............................    9,438         120,901
   MicroStrategy, Inc.  - Class A* ........................      809         131,608
   Monotype Imaging Holdings, Inc.* .......................    4,508          63,698
   Motricity, Inc.*(1) ....................................    3,760          29,065
   Netscout Systems, Inc.* . ..............................    3,621          75,643
   NetSuite, Inc.*(1) .....................................    2,833         111,054
   Opnet Technologies, Inc. ...............................    1,159          47,449
   Parametric Technology Corp.* ...........................   11,597         265,919
   Pegasystems, Inc. ......................................    1,859          86,536
   Progress Software Corp.* ...............................    7,304         176,246
   PROS Holdings, Inc.* ...................................    2,826          49,427
   QAD, Inc. - Class A* ...................................      607           6,204
   QAD, Inc. - Class B* ...................................      151           1,404
   QLIK Technologies, Inc.* ...............................    7,130         242,848
   Quest Software, Inc.* ..................................    6,035         137,176
   Radiant Systems, Inc.* .................................    3,421          71,499
   RealD, Inc.*(1) ........................................    3,930          91,923
   RealPage, Inc.* ........................................    3,020          79,939
   Renaissance Learning, Inc. .............................    2,770          34,736
   Rosetta Stone, Inc.*(1) ................................    1,140          18,400
   Rovi Corp.* ............................................      440          25,238
   S1 Corp.* ..............................................    6,497          48,598
   Smith Micro Software, Inc.* ............................    2,429          10,226
   SolarWinds, Inc.* ......................................    5,780         151,089
   Sourcefire, Inc.*(1) ...................................    3,038          90,289
   SRS Labs, Inc.* ........................................    1,590          15,248
   SS&C Technologies Holdings, Inc.* ......................    2,660          52,854
   SuccessFactors, Inc.* ..................................    8,148         239,551
   Synchronoss Technologies, Inc.* ........................    3,259         103,408
   Take-Two Interactive Software, Inc.*(1) ................    7,931         121,186
   Taleo Corp. - Class A* .................................    3,751         138,900
   TeleCommunication Systems, Inc. - Class A* .............    3,572          17,253
   TeleNav, Inc.* .........................................    2,380          42,197
   The Ultimate Software Group, Inc.* .....................    2,617         142,443
   THQ, Inc.* .............................................      623           2,255
   TiVo, Inc.*(1) .........................................   13,320         137,063
   Tyler Technologies, Inc.* ..............................    2,649          70,940
   Vasco Data Security International, Inc.* ...............    2,265          28,199
   Verint Systems, Inc.* ..................................    2,160          80,006
   VirnetX Holding Corp.*(1) ..............................    3,480         100,711
   Wave Systems Corp. - Class A*(1) .......................    7,900          22,278
   Websense, Inc.* ........................................    4,741         123,124
                                                                       -------------
                                                                           5,961,207
                                                                       -------------
  Total Information Technology .                                          23,321,810
                                                                       -------------

MATERIALS -- 4.9%

  CHEMICALS -- 2.3%
   A. Schulman, Inc. ......................................    3,898          98,191
   American Vanguard Corp. ................................    3,124          40,518

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                              Shares      (Note 2)
                                                             -------   -------------
CHEMICALS -- (CONTINUED)
   Arch Chemicals, Inc. ...................................    2,978   $     102,562
   Balchem Corp. ..........................................    3,260         142,723
   Calgon Carbon Corp.* ...................................    5,471          93,007
   Chemtura Corp.* ........................................   10,510         191,282
   Ferro Corp.* ...........................................    8,432         113,326
   Flotek Industries, Inc.* ...............................    5,220          44,474
   Georgia Gulf Corp.* ....................................    3,170          76,524
   H.B. Fuller Co. ........................................    5,059         123,541
   Hawkins, Inc. ..........................................    1,010          36,582
   Innophos Holdings, Inc. . ..............................    2,335         113,948
   Innospec, Inc.* ........................................    2,440          82,008
   Koppers Holdings, Inc. .................................    1,974          74,874
   Kraton Performance Polymers, Inc.* .....................    3,280         128,478
   Landec Corp.* ..........................................    1,667          11,002
   LSB Industries, Inc.* ..................................    1,631          70,003
   Minerals Technologies, Inc. ............................    2,025         134,237
   NewMarket Corp. ........................................    1,016         173,441
   NL Industries, Inc. ....................................      842          15,459
   Olin Corp. .............................................    7,905         179,127
   OM Group, Inc.* ........................................    3,466         140,858
   Omnova Solutions, Inc.* ................................    5,470          38,071
   PolyOne Corp. ..........................................    9,259         143,237
   Quaker Chemical Corp. ..................................      922          39,655
   Senomyx, Inc.* .........................................    5,660          29,092
   Sensient Technologies Corp. ............................    5,422         200,994
   Spartech Corp.* ........................................    6,618          40,304
   Stepan Co. .............................................      689          48,850
   STR Holdings, Inc.*(1) .................................      890          13,279
   TPC Group, Inc.* .......................................    1,770          69,419
   Zagg, Inc.*(1) .........................................    2,130          28,542
   Zep, Inc. ..............................................    1,824          34,474
   Zoltek Cos., Inc.* .....................................    2,697          28,400
                                                                       -------------
                                                                           2,900,482
                                                                       -------------

CONSTRUCTION MATERIALS -- 0.2%
   Eagle Materials, Inc. ..................................    4,800         133,776
   Headwaters, Inc.* ......................................    6,785          21,237
   Texas Industries, Inc.(1) ..............................    2,340          97,414
   United States Lime & Minerals, Inc.*                          846          34,695
                                                                       -------------
                                                                             287,122
                                                                       -------------
CONTAINERS & PACKAGING -- 0.2%
   AEP Industries, Inc.* ..................................      297           8,670
   Boise, Inc. ............................................   10,760          83,820
   Graham Packaging Co., Inc.* ............................    2,520          63,554
   Graphic Packaging Holding Co.* .........................   16,660          90,630
   Myers Industries, Inc. .................................    2,732          28,085
                                                                       -------------
                                                                             274,759
                                                                       -------------

METALS & MINING -- 1.7%
   A.M. Castle & Co.* .....................................    1,840          30,562
   Allegheny Technologies, Inc.(1) ........................      380          24,119
   AMCOL International Corp. ..............................    2,770         105,703
   AuRico Gold, Inc.*(1) ..................................       54             594
   Century Aluminum Co.* . ................................    5,040          78,876
   Coeur d'Alene Mines Corp. - Class A* ...................    8,940         216,884
   General Moly, Inc.*(1) .................................    6,200          27,652
   Globe Specialty Metals, Inc. ...........................    7,170         160,751
   Gold Resource Corp. ....................................    3,140          78,280
   Golden Minerals Co.*(1) . ..............................    1,380          24,536
   Haynes International, Inc. .............................    1,494          92,523
   Hecla Mining Co.*(1) ...................................   28,248         217,227
   Horsehead Holding Corp.* ...............................    4,258          56,717
   Kaiser Aluminum Corp. . ................................    1,411          77,069
   Materion Corp.* ........................................    1,932          71,426
   Metals USA Holdings Corp.* .............................    1,470          21,903
   Noranda Aluminium Holding Corp.* .......................    2,130          32,248
   Olympic Steel, Inc. ....................................      625          17,206
   Paramount Gold and Silver Corp.* .......................   12,710          41,435
   Revett Minerals, Inc.* .................................    5,750          25,933
   RTI International Metals, Inc.* ........................    2,682         102,908
   Stillwater Mining Co.*(1) . ............................   10,664         234,715
   Thompson Creek Metals Co., Inc.* .......................    9,210          91,916
   Universal Stainless & Alloy* ...........................      756          35,351
   US Energy Corp.* .......................................    4,700          20,069

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                              Shares      (Note 2)
                                                             -------   ------------
METALS & MINING -- (CONTINUED)
   US Gold Corp.*(1) ......................................  13,580    $     81,887
   Vista Gold Corp.* ......................................   9,320          26,376
   Worthington Industries, Inc. ...........................   5,309         122,638
                                                                       ------------
                                                                          2,117,504
                                                                       ------------
PAPER & FOREST PRODUCTS -- 0.5%
   Buckeye Technologies, Inc. .............................   4,088         110,294
   Clearwater Paper Corp.* . ..............................   1,117          76,269
   Deltic Timber Corp. ....................................   1,035          55,569
   Glatfelter .............................................   4,973          76,485
   KapStone Paper and Packaging Corp.* ....................   3,990          66,114
   Louisiana-Pacific Corp.* ...............................  15,946         129,800
   Neenah Paper, Inc. .....................................   1,231          26,196
   Schweitzer-Mauduit International, Inc. .................   1,744          97,926
   Verso Paper Corp.* .....................................   6,550          17,554
                                                                       ------------
                                                                            656,207
                                                                       ------------
 TOTAL MATERIALS                                                          6,236,074
                                                                       ------------
TELECOMMUNICATION SERVICES -- 1.1%
 DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
   8x8, Inc.* .............................................   6,730          32,910
   AboveNet, Inc. .........................................   2,300         162,058
   Alaska Communications Systems Group, Inc.(1) ...........   4,464          39,596
   Atlantic Tele- Network, Inc. ...........................     810          31,072
   Cbeyond, Inc.* .........................................   2,049          27,108
   Cincinnati Bell, Inc.* .................................  23,320          77,422
   Cogent Communications Group, Inc.* .....................   5,593          95,137
   Consolidated Communications Holdings, Inc ..............   3,939          76,574
   Fairpoint Communications, Inc.* ........................   2,530          23,301
   General Communication, Inc. - Class A* .................   4,832          58,322
   Global Crossing, Ltd.* .................................   3,380         129,724
   Globalstar, Inc.*(1) ...................................   1,770           2,177
   HickoryTech Corp. ......................................   2,200          26,136
   IDT Corp. - Class B ....................................   1,200          32,424
   Iridium Communications, Inc.* ..........................   2,960          25,604
   Neutral Tandem, Inc.* ..................................   3,250          56,615
   PAETEC Holdings Corp.* .................................  14,640          70,126
   Premiere Global Services, Inc.* ........................   5,178          41,320
   Towerstream Corp.* .....................................   5,050          25,200
   Vonage Holdings Corp.* . ...............................  10,770          47,496
                                                                       ------------
                                                                          1,080,322
                                                                       ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
   FiberTower Corp.* ......................................   5,760           6,912
   ICO Global Communications Holdings, Ltd.*(1) ...........  14,960          41,439
   Leap Wireless International, Inc.* .....................   6,120          99,327
   NTELOS Holdings Corp. ..................................   3,045          62,179
   Shenandoah Telecommunications Co. ......................   3,046          51,843
   USA Mobility, Inc. .....................................   2,168          33,084
                                                                        -----------
                                                                            294,784
                                                                        -----------
 TOTAL TELECOMMUNICATION SERVICES                                         1,375,106
                                                                          ---------
UTILITIES -- 3.4%
 ELECTRIC UTILITIES -- 1.3%
   ALLETE, Inc. ...........................................   3,236         132,805
   Central Vermont Public Service Corp. ...................   1,364          49,309
   Cleco Corp. ............................................   6,015         209,623
   El Paso Electric Co. ...................................   4,240         136,952
   IDACORP, Inc. ..........................................   5,422         214,169
   MGE Energy, Inc. .......................................   2,499         101,284
   Otter Tail Corp. .......................................   4,268          90,055
   PNM Resources, Inc. ....................................   8,777         146,927
   Portland General Electric Co. ..........................   8,337         210,759
   The Empire District Electric Co. .......................   4,436          85,437
   UIL Holdings Corp. .....................................   5,096         164,856
   UniSource Energy Corp. . ...............................   3,485         130,095
   Unitil Corp. ...........................................   1,890          49,707
                                                                        -----------
                                                                          1,721,978
                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                              Value
                                                                Shares      (Note 2)
                                                              --------  -------------
GAS UTILITIES -- 1.2%
   Chesapeake Utilities Corp. .............................      1,010  $      40,430
   New Jersey Resources Corp. .............................      4,447        198,381
   Nicor, Inc. ............................................      4,519        247,370
   Northwest Natural Gas Co. ..............................      3,198        144,326
   Piedmont Natural Gas Co.(1) ............................      7,514        227,373
   South Jersey Industries, Inc. ..........................      3,041        165,157
   Southwest Gas Corp. ....................................      4,328        167,104
   The Laclede Group, Inc.  ...............................      2,498         94,499
   WGL Holdings, Inc. .....................................      5,320        204,767
                                                                         ------------
                                                                            1,489,407
                                                                         ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
   American DG Energy, Inc.*(1) ...........................      5,100          8,466
   Atlantic Power Corp. ...................................      8,540        129,979
   Dynegy, Inc.* ..........................................      9,350         57,876
   Ormat Technologies, Inc. ...............................      1,650         36,317
                                                                         ------------
                                                                              232,638
                                                                         ------------
MULTI-UTILITIES -- 0.4%
   Avista Corp. ...........................................      6,158        158,199
   Black Hills Corp.(1) ...................................      3,928        118,194
   CH Energy Group, Inc. ..................................      1,465         78,026
   NorthWestern Corp. .....................................      3,859        127,771
                                                                         ------------
                                                                              482,190
                                                                         ------------
WATER UTILITIES -- 0.3%
   American States Water Co. ..............................      2,247         77,881
   Artesian Resources Corp. - Class A .....................      1,280         23,066
   Cadiz, Inc.* ...........................................      3,466         37,641
   California Water Service Group .........................      5,300         99,163
   Connecticut Water Service, Inc. ........................      1,033         26,424
   Consolidated Water Co., Ltd. ...........................      3,927         36,482
   Middlesex Water Co. ....................................      2,231         41,452
   Pennichuck Corp. .......................................        900         25,875
   SJW Corp. ..............................................      2,238         54,249
   York Water Co. .........................................      1,730         28,631
                                                                         ------------
                                                                              450,864
                                                                         ------------
 TOTAL UTILITIES ..........................................                 4,377,077
                                                                         ------------
TOTAL COMMON STOCK
   (COST $96,365,953) .....................................               126,740,083
                                                                         ------------

RIGHTS -- 0.0%
   BlueLinx Holdings, Inc.*                                      3,251            553
   Cllinical Data, Inc.(4) ................................        845             --
                                                                         ------------
 TOTAL RIGHTS
   (COST $0) ..............................................                       553
                                                                         ------------

CALL WARRANTS -- 0.0%
 Greenhunter Energy, Inc. - Expires 09/15/11
  (COST $0)(4) ............................................         48             --
                                                                          -----------

EXCHANGE-TRADED FUNDS -- 0.9%
   iShares Russell 2000
   Index Fund(1)
   (COST $1,079,658) ......................................     13,540      1,121,112
                                                                         ------------

SHORT-TERM INVESTMENTS -- 0.1%
   BlackRock Liquidity Funds
   TempFund Portfolio  -
   Institutional Series
   (COST $113,980) ........................................    113,980        113,980
                                                                         ------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL
 FOR LOANED SECURITIES -- 16.9%
   BlackRock Liquidity Funds
   TempFund Portfolio  - Institutional Series .............  9,952,080      9,952,080
   Institutional Money Market Trust ....................... 11,611,049     11,611,049
                                                                         ------------

   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
   LOANED SECURITIES
   (COST $21,563,129)(3) ..................................                21,563,129
                                                                         ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
    INVESTMENTS / JUNE 30, 2011 -- continued

                                                  Value
                                                (Note 2)
                                                 -----------
TOTAL INVESTMENTS -- 116.9%
 (COST $119,122,720)+(2) ................      $ 149,538,857
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (16.9)% ...............        (21,571,240)
                                               -------------

NET ASSETS -- 100.0% ....................      $ 127,967,617
                                               =============

--------------------------

*    Non-income producing security.

+ The cost for Federal income tax purposes is $121,956,789. At June 30, 2011, net unrealized appreciation was $27,582,068. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $34,093,430 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,511,362.

(1)  Security partially or fully on loan.

(2) At June 30, 2011, the market value of securities on loan for the Small-Cap Strategy Fund was $20,528,007.

(3)  See Note 6 in the Notes to Financial Statements.

(4) As of June 30, 2011, 3 securities representing $210 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                           LEVEL 2 -        LEVEL 3 -
                                            TOTAL          LEVEL 1 -      SIGNIFICANT     SIGNIFICANT
                                           VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                        JUNE 30, 2011       PRICES           INPUTS         INPUTS
-----------------------------------     -------------    ------------     -----------     -----------
INVESTMENTS IN SECURITIES:
 Common Stocks                          $126,740,083     $126,739,873     $       210            $ --
 Exchange-Traded Funds                     1,121,112        1,121,112              --              --
 Rights                                          553              553              --              --
 Short-Term Investments                      113,980          113,980              --              --
 Short-Term Investments held as
   Collateral for Loaned Securities       21,563,129        9,952,080      11,611,049              --
                                        ------------     ------------     -----------            ----
Total                                   $149,538,857     $137,927,598     $11,611,259            $ --
                                        ============     ============     ===========            ====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011
   (Showing Percentage of Net Assets)

                                                                       Value
                                                         Shares      (Note 2)
                                                        -------     -----------
COMMON STOCK -- 81.1%
  ARGENTINA -- 0.2%
    Banco Macro SA - ADR .............................    1,400     $    52,836
    BBVA Banco Frances  SA - ADR++ ...................    5,120          52,736
    Cresud SA - ADR(1) ...............................    5,826          94,614
    Grupo Financiero Galicia SA - ADR ................    2,300          31,142
    MercadoLibre, Inc. ...............................    1,800         142,812
    Petrobras Energia  SA - ADR ......................    5,618         108,821
    Telecom Argentina  SA - ADR ......................    2,950          76,877
    Transportadora de  Gas del Sur SA - ADR ..........   10,400          39,624
                                                                    -----------
   TOTAL ARGENTINA                                                      599,462
                                                                    -----------
  AUSTRALIA -- 4.0%
    Alumina, Ltd. ....................................   81,599         184,665
    Alumina, Ltd. - ADR ..............................    4,000          36,800
    Amcor, Ltd. ......................................    8,136          62,829
    AMP, Ltd. ........................................    2,828          14,832
    Asciano Group ....................................  103,715         182,432
    Australia & New Zealand Banking Group, Ltd. ......      524          12,364
    Bank of Queensland, Ltd. .........................    6,006          52,629
    Bendigo and Adelaide Bank, Ltd. ..................   14,689         139,586
    BHP Billiton, Ltd. ...............................   67,801       3,185,126
    BlueScope Steel, Ltd. ............................   67,069          86,681
    Boral, Ltd. ......................................   32,336         152,600
    Brambles, Ltd. ...................................   16,955         131,296
    Brickworks, Ltd. .................................    1,116          12,209
    Caltex Australia, Ltd. ...........................    5,732          72,299
    Coca-Cola Amatil, Ltd. ...........................   30,073         368,349
    Cochlear, Ltd. ...................................    1,707         131,820
    Computershare, Ltd. ..............................    2,578          24,526
    Crown, Ltd. ......................................   10,725         102,722
    CSL, Ltd. ........................................    3,114         110,418
    CSR, Ltd. ........................................    8,826          27,452
    Echo Entertainment Group, Ltd.* ..................   25,801         113,735
    Fairfax Media, Ltd.++ ............................   86,793          91,228
    Fortescue Metals Group, Ltd. .....................    8,545          58,197
    Foster's Group, Ltd. .............................   70,139         387,421
    Harvey Norman Holdings, Ltd. .....................    9,633          25,726
    Iluka Resources, Ltd. ............................    1,821          32,773
    Incitec Pivot, Ltd. ..............................   57,694       $ 238,855
    Insurance Australia Group, Ltd. ..................   10,913          39,796
    Leighton Holdings, Ltd. . ........................    1,361          30,436
    Lend Lease Corp., Ltd. ...........................    4,279          41,167
    Lynas Corp., Ltd.* ...............................   12,324          26,172
    MacArthur Coal, Ltd. .............................    8,144          95,646
    Macquarie Airports ...............................   91,549         327,957
    Macquarie Group, Ltd. ............................   10,788         361,582
    National Australia Bank, Ltd. ....................    3,703         101,753
    Newcrest Mining, Ltd. ............................   15,593         630,671
    OneSteel, Ltd. ...................................   59,921         118,896
    Orica, Ltd. ......................................    3,042          87,897
    Origin Energy, Ltd. ..............................   48,197         816,241
    OZ Minerals Ltd. .................................    7,503         106,225
    Qantas Airways, Ltd.* ............................   37,254          73,520
    QR National, Ltd.* ...............................  116,937         423,921
    Ramsay Health Care Ltd. ..........................    1,156          22,541
    Rio Tinto, Ltd. ..................................   10,389         924,732
    Santos, Ltd. .....................................   46,568         676,274
    Sims Metal Management, Ltd. ......................    6,362         120,436
    Sonic Healthcare, Ltd. ...........................   15,509         214,081
    Suncorp-Metway, Ltd. .............................   58,864         513,914
    Tabcorp Holdings, Ltd. ...........................   25,801          91,044
    Tatts Group, Ltd. ................................  124,210         319,731
    Toll Holdings, Ltd. ..............................   12,668          65,897
    Transurban Group .................................    7,384          41,420
    Treasury Wine Estates, Ltd.* .....................    1,686           6,148
    Washington H Soul Pattinson and Co., Ltd. ........    5,219          73,329
    Wesfarmers, Ltd. .................................   42,251       1,443,321
    Westfield Group ..................................    9,028          83,854
    Westfield Retail Trust ...........................   11,554          33,583
    Westpac BankingCorp., Ltd. .......................   10,982         262,194
    Woodside Petroleum, Ltd. .........................   12,152         534,377
    Woolworths, Ltd. .................................    8,672         258,106
    WorleyParsons, Ltd. ..............................    1,638          49,613
                                                                    -----------
   TOTAL AUSTRALIA ...................................               15,056,045
                                                                    -----------
  AUSTRIA -- 0.4%
    Erste Bank der oesterreichischen Sparkassen AG ...   19,563       1,025,555

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                            Value
                                                               Shares      (Note 2)
                                                              -------     ---------
AUSTRIA -- (CONTINUED)
    Immofinanz Immobilien Anlagen AG* .....................     5,788     $  24,677
    Oesterreichische
      Elektrizitaetswirtschafts AG - Class A++ ............       452        19,664
    Oesterreichische Post AG ..............................     1,424        45,844
    OMV AG ................................................     3,063       133,810
    Raiffeisen International Bank-Holding AG++ ............       317        16,336
    Strabag SE ............................................       781        23,212
    Voestalpine AG++ ......................................     2,313       127,678
    Wiener Staedtische Allgemeine Verischerung AG .........       147         8,079
                                                                          ---------
   TOTAL AUSTRIA ..........................................               1,424,855
                                                                          ---------
BELGIUM -- 0.5%
    Anheuser-Busch InBev NV ...............................     4,889       283,593
    Bekaert SA ............................................       209        15,912
    Colruyt NV ............................................       452        22,614
    Delhaize Group ........................................     1,940       145,448
    Delhaize Group - ADR . ................................     2,400       180,864
    Dexia SA*++ ...........................................     1,986         6,183
    Fortis ................................................    31,350        85,060
    KBC Groupe ............................................     1,688        66,337
    Mobistar SA ...........................................       103         7,824
    Solvay SA .............................................     5,065       782,615
    UCB SA ................................................     6,013       270,183
    Umicore ...............................................     3,067       167,276
                                                                          ---------

   TOTAL BELGIUM ..........................................               2,033,909
                                                                          ---------
BERMUDA -- 0.0%
    Credicorp, Ltd. .......................................     1,300       111,930
                                                                          ---------
   TOTAL BERMUDA                                                            111,930
                                                                          ---------
BOTSWANA -- 0.1%
    Barclays Bank of Botswana, Ltd.(1) ....................   100,300        94,377
    Botswana Insurance Holdings, Ltd.(1) ..................    60,900        89,450
    First National Bank of Botswana(1) ....................   274,700       114,319
    Sechaba Breweries, Ltd.(1) ............................    61,203       108,623
    Standard Chartered Bank of Botswana, Ltd.(1) ..........    41,700        59,973
                                                                          ---------
   TOTAL BOTSWANA .........................................                 466,742
                                                                          ---------
BRAZIL -- 0.7%
    All America Latina Logistica SA .......................    11,400        96,202
    B2W Companhia Global do Varejo ........................     1,500        18,348
    Banco do Brazil SA ....................................     5,667       101,019
    Banco Santander Brasil SA .............................     5,600        64,983
    BM&F BOVESPA SA .......................................    15,307       101,220
    BR Malls Participacoes SA .............................     3,200        36,026
    Brasil Telecom SA .....................................     1,462        15,757
    BRF Brasil Food SA ....................................     8,556       144,679
    Centrais Eletricas Brasileiras SA - ELETROBRAS ........     7,600       101,096
    Cia Brasileira de Distribuicao Grupo Pao de Acucar ....     1,423        65,531
    Cia de Concessoes Rodoviarias .........................     2,100        62,543
    Cia Energetica de Minas Gerais ........................     1,963        31,923
    Cia Siderurgica Nacional SA ...........................     4,900        59,969
    Companhia Brasileira de Meios de Pagamento ............     6,120       151,760
    Cosan SA Industria e Comercio .........................     3,000        47,288
    CPFL Energia SA .......................................     5,400        76,641
    Cyrela Brazil Realty SA . .............................     4,000        38,241
    Diagnosticos da America SA ............................     2,526        34,232
    EDP Energias do Brasil SA .............................     1,500        36,196
    EDP Renovaveis SA* ....................................     6,052        39,924
    Embraer SA++ ..........................................     4,208       129,522
    Empresa Brasileira de Aeronautica SA ..................    15,200       115,316
    Fibria Celulose SA ....................................     2,086        27,254
    Gafisa SA .............................................     6,800        32,156
    Hypermarcas SA ........................................    18,829       177,353
    LLX Logistica SA* .....................................    13,400        41,471
    Localiza Rent A Car SA . ..............................     2,700        48,026
    Lojas Renner SA .......................................     2,400        91,516
    Marfrig Frigorificose e Comercio de Alimentos SA ......     5,050        48,861

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                             Value
                                                               Shares      (Note 2)
                                                               -------    ----------
BRAZIL -- (CONTINUED)
    MMX Mineracao e Metalicos SA* ...........................   3,130     $   16,747
    MRV Engenharia e Participacoes SA .......................   6,600         55,315
    Natura Cosmeticos SA ....................................   2,100         52,640
    PDG Realty SA Empreendimentos e Participacoes ...........  16,500         92,932
    Redecard SA .............................................   6,500         97,459
    Souza Cruz SA ...........................................   5,500         69,426
    Tele Norte Leste Participacoes SA .......................   4,100         70,932
    Telecomunicacoes de Sao Paulo SA ........................   1,000         26,592
    Tim Participacoes SA ....................................   5,300         30,123
    Tractebel Energia SA ....................................   2,700         47,075
    Weg SA ..................................................   4,600         52,819
                                                                          ----------
   TOTAL BRAZIL .............................................              2,647,113
                                                                          ----------
BULGARIA -- 0.1%
    Bulgarian Americopan  Credit Bank JSCO* .................   2,600         10,220
    Central Cooperative Bank AD*(1) .........................  20,482         19,743
    Chimimport AD* ..........................................  10,600         21,614
    Doverie Holding AD* .....................................  11,040         23,829
    Olovno Tzinkov Komplex AD*(1) ...........................     900          5,360
    Petrol AD*(1) ...........................................  37,250        110,481
    Sopharma AD* ............................................  14,000         40,485
                                                                          ----------
   TOTAL BULGARIA ...........................................                231,732
                                                                          ----------
CANADA -- 6.2%
    Agnico-Eagle Mines, Ltd.++ ..............................     869         54,860
    Agrium, Inc. (New York Exchange) ........................     900         78,984
    Alimentation Couche Tard, Inc. - Series B ...............  10,600        309,059
    Athabasca Oil Sands Corp.* ..............................   3,132         49,361
    Barrick Gold Corp. ......................................  19,384        879,858
    Baytex Energy Corp. .....................................     536         29,180
    BCE, Inc. (Toronto Exchange) ............................   3,468        135,994
    Bell Aliant, Inc. .......................................   4,200        125,070
    Bombardier, Inc. - Class B ..............................  36,800     $  265,187
    Brookfield Asset Management, Inc. - Class A .............   2,755         91,383
    Brookfield Properties Corp. .............................     569         10,970
    CAE, Inc. ...............................................   1,400         18,844
    Cameco Corp. ............................................   2,511         66,165
    Cameco Corp. (Toronto  Exchange) ........................   3,900        102,873
    Canadian National Railway Co. (New  York Exchange) ......   3,304        263,990
    Canadian National Railway Co. (Toronto Exchange) ........     900         71,985
    Canadian Natural Resources, Ltd. (New York Exchange) ....   7,900        331,170
    Canadian Natural Resources, Ltd. (Toronto Exchange) .....   4,153        173,845
    Canadian Oil Sands, Ltd. ................................   2,281         65,820
    Canadian Pacific Railway, Ltd. (New York Exchange) ......   1,177         73,351
    Canadian Pacific Railway, Ltd. (Toronto Exchange) .......   5,561        346,939
    Canadian Tire Corp., Ltd. - Class A .....................   4,873        318,820
    Cenovus Energy, Inc.++ ..................................  30,266      1,141,877
    Centerra Gold, Inc. .....................................   6,483        107,552
    CGI Group, Inc. - Class A (New York Exchange)* ..........   1,400         34,510
    CGI Group, Inc. - Class A (Toronto Exchange)* . .........   8,300        204,907
    Crescent Point Energy Corp. .............................   1,200         55,500
    Eldorado Gold Corp. .....................................   3,589         52,902
    Empire Co., Ltd. - Class A ..............................   1,800        104,329
    Enbridge, Inc. (New  York Exchange)++ ...................   5,470        177,556

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                          Shares     (Note 2)
                                                          ------    ---------
CANADA -- (CONTINUED)
    Enbridge, Inc.  (Toronto Exchange) ...............     4,600    $ 149,573
    EnCana Corp. (Toronto Exchange) ..................    13,452      415,367
    Enerplus Corp.++ .................................     1,090       34,414
    Ensign Energy  Services, Inc. ....................       232        4,599
    Fairfax Financial  Holdings, Ltd.
      (Toronto Exchange) .............................       600      240,137
    Finning International, Inc. ......................    10,316      305,913
    First Quantum  Minerals, Ltd. ....................     1,325      193,189
    Franco-Nevada Corp. ..............................     4,700      175,437
    Genworth MI  Canada, Inc. ........................     1,061       27,932
    George Weston, Ltd. ..............................     1,400      101,525
    Gildan Activewear, Inc. . ........................       600       21,102
    Goldcorp, Inc. ...................................    31,753    1,535,375
    Husky Energy, Inc. ...............................     9,000      245,425
    IAMGOLD Corp. (New York Exchange) ................     2,100       39,396
    Imperial Oil, Ltd.++ .............................     4,119      191,876
    Inmet Mining Corp.++ .............................     1,464      105,347
    Ivanhoe Mines, Ltd.* .............................    14,304      361,486
    Kinross Gold Corp.++ .............................    32,889      519,427
    Loblaw Cos., Ltd. ................................     4,418      178,424
    Lundin Mining Corp.* .............................    16,600      127,368
    Magna International, Inc. -
      Class A (Toronto Exchange) .....................    11,320      612,098
    Manulife Financial Corp. (Toronto Exchange)++ ....    34,439      609,900
    MEG Energy Corp.* ................................       937       48,888
    Metro, Inc. - Class A ............................       600       29,855
    New Gold, Inc.* ..................................     1,749       18,044
    Nexen, Inc. ......................................    14,129      318,487
    Niko Resources, Ltd. .............................       287       17,917
    Onex Corp. .......................................     3,300      127,867
    Open Text Corp.*++ ...............................       300       19,206
    Osisko Mining Corp.*++ . .........................     1,673       26,003
    Pacific Rubiales Energy Corp. ....................     1,400       37,524
    Pan American Silver Corp. ........................     2,692       83,333
    Pengrowth Energy Corp. ...........................       576        7,256
    Penn West Petroleum, Ltd. ........................     1,176       27,142
    PetroBakken Energy, Ltd. Class A .................     3,400       46,675
    Potash Corp. of  Saskatchewan, Inc. ..............    22,130    1,263,850
    Potash Corp. of  Saskatchewan, Inc. ..............     1,707       97,282
    Progress Energy  Resources Corp. .................     2,629       37,427
    Provident Energy, Ltd. ...........................       500        4,465
    Quadra FNX  Mining, Ltd.* ........................     7,075      105,049
    Research In  Motion Ltd.* ........................     8,553      247,094
    Ritchie Bros. Auctioneers, Inc. ..................       500       13,745
    Rogers Communications, Inc. - Class B ............     8,400      332,426
    Saputo, Inc. .....................................     3,000      144,673
    Shoppers Drug  Mart Corp. ........................     1,200       49,396
    Silver Wheaton Corp.  (New York Exchange)++ ......     2,876       94,908
    Silver Wheaton Corp.  (Toronto Exchange) .........     4,608      152,079
    Sino-Forest Corp.* ...............................     2,022        6,709
    SNC-Lavalin Group, Inc. ..........................       800       48,840
    Sun Life Financial, Inc.  (Toronto Exchange)++ . .    17,268      520,126
    Suncor Energy, Inc. ..............................    86,355    3,384,269
    Talisman Energy, Inc.  (New York Exchange) .......     1,451       29,731
    Talisman Energy, Inc.  (Toronto Exchange) ........    17,711      363,788
    Tech Resources, Ltd ..............................     3,718      188,651
    Teck Resources, Ltd. - Class B ...................     8,855      450,072
    Telus Corp. - Non-Vote . .........................     4,452      234,590
    Thomson Reuters Corp.++ ..........................    10,775      404,544
    Tim Hortons, Inc. ................................     1,700       82,988
    Tourmaline Oil Corp.* ............................     1,041       34,583
    TransAlta Corp.                                        6,600      140,903
    TransCanada Corp. (Toronto Exchange)++ . .........    23,164    1,017,155
    Valeant Pharmaceuticals  International, Inc.++ ...     7,981      414,971

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                           Value
                                                                             Shares      (Note 2)
                                                                           ----------  --------------
CANADA -- (CONTINUED)
     Viterra, Inc. (Toronto Exchange) ...................................      11,503  $      124,995
     Yamana Gold, Inc.(Toronto Exchange) ................................      48,500         566,240
     Yellow Media, Inc.++ ...............................................       9,138          22,740
                                                                                       --------------
   TOTAL CANADA                                                                            23,324,637
                                                                                       --------------
CAYMAN ISLANDS -- 0.0%
     Tingyi Cayman Islands Holding Corp. ................................      44,000         135,986
                                                                                       --------------
   TOTAL CAYMAN ISLANDS                                                                       135,986
                                                                                       --------------
CHILE -- 0.7%
     Administradora de Fondos de Pensiones Provida SA ...................      14,200          67,149
     AES Gener SA .......................................................      49,000          30,195
     Antarchile SA ......................................................       3,894          82,488
     Banco de Chile .....................................................   1,975,593         286,606
     Banco de Creditoe Inversiones ......................................       1,927         128,233
     Banco Santander Chile ..............................................     876,218          79,213
     Banco Santander Chile - ADR ........................................         760          71,295
     CAP SA .............................................................       1,600          76,345
     Centros Comerciales Sudamericanos SA ...............................      24,900         179,284
     Cia Cervecerias Unidas SA - ADR ....................................       1,000          58,790
     Cia General de Electricidad ........................................       7,900          45,302
     Cia Sudamericana de Vapores SA .....................................      20,899          13,129
     Colbun SA ..........................................................     194,247          55,072
     Empresa Nacional de Electricidad SA ................................      48,176          91,332
     Empresa Nacional de Electricidad SA - ADR++ ........................       1,100          62,821
     Empresa Nacional de Telecomunicaciones SA ..........................       3,669          74,495
     Empresas CMPC SA ...................................................       3,075         164,156
     Empresas Copec SA ..................................................      14,446         273,526
     Enersis SA .........................................................     319,955         147,603
     Grupo Security SA ..................................................      33,265          13,399
     La Polar SA ........................................................       6,700          10,057
     Lan Airlines SA ....................................................       5,926         169,405
     Quinenco SA ........................................................      15,702          55,437
     S.A.C.I. Falabella .................................................      25,188         264,087
     Sonda SA ...........................................................      36,777         101,435
     Vina Concha y Toro SA - ADR ........................................       1,100          57,574
                                                                                       --------------
   TOTAL CHILE ..........................................................                   2,658,428
                                                                                       --------------
CHINA -- 1.7%
     Air China, Ltd. - Class H ..........................................      46,000          47,645
     Alibaba.com, Ltd. ..................................................      19,000          30,276
     Anhui Conch Cement Co., Ltd. - Class H .............................      35,000         163,717
     Baidu, Inc. - ADR* .................................................       6,782         950,362
     Bank of China, Ltd. - Class H ......................................     485,000         236,214
     Bank of Communications Co., Ltd. - Class H .........................      48,000          45,954
     Changsha Zoomlion Heavy Industry Science and Technology Development
     Co., Ltd. ..........................................................      89,700         170,831
     China Citic Bank  -Class H* ........................................      84,000          52,354
     China Coal Energy Co. - Class H ....................................      45,000          60,604
     China Communications Construction Co., Ltd. - Class H ..............      50,000          42,985
     China Construction Bank Corp. - Class H ............................     572,810         474,784
     China Eastern Airlines Corp, Ltd.  - Class H*++ ....................      74,000          32,903
     China Huiyuan Juice Group, Ltd. - Class H ..........................      29,000          14,869
     China International Marine Containers Co., Ltd. - Class B ..........      39,000          63,499
     China Medical Technologies, Inc. - ADR*++ ..........................       1,000           7,710
     China Merchants Bank Co., Ltd. - Class H ...........................      46,552         112,466
     China National Building Material Co., Ltd. H Shares ................      46,000          90,206

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / JUNE 30, 2011 -- continued

                                                                                          Value
                                                                             Shares      (Note 2)
                                                                           ----------  --------------
CHINA -- (CONTINUED)
     China Oilfield Services, Ltd. - Class H ............................      30,000  $       54,590
     China Railway Construction Corp., Ltd. - Class H . .................      26,900          22,504
     China Railway Group, Ltd. - Class H ................................      44,000          20,638
     China Shenhua Energy Co., Ltd. - Class H ...........................      37,500         178,785
     China Shipping Development Co., Ltd. - Class H .....................      26,000          23,889
     China Southern Airlines Co., Ltd. - Class H* .......................      81,000          43,510
     China Telecom Corp., Ltd. - Class H ................................     258,000         167,100
     China Yurun Food Group, Ltd. .......................................      31,000          87,243
     Ctrip.com International,Ltd. - ADR*++ ..............................      12,620         543,670
     Datang International Power Generation
     Co., Ltd. - Class H++ ..............................................     132,000          44,782
     Dazhong Transportation Group Co., Ltd.  - Class B ..................      23,900          13,599
     Focus Media Holding, Ltd. - ADR* ...................................       3,300         102,630
     Golden Eagle Retail Group, Ltd. ....................................      83,000         210,548
     Guangzhou Automobile Group Co. Ltd.  - H Shares ....................      64,974          79,321
     Harbin Power Equipment Co., Ltd. - Class H .........................      24,000          27,387
     Industrial & Commerical Bank of China  - Class H ...................     471,000         357,712
     Inner Mongolia Yitai Coal Co. - Class B ............................       6,600          38,564
     Intime Department Store Group Co., Ltd. ............................      85,000         144,403
     Lianhua Supermarket Holdings Co., Ltd.  - H Shares .................      30,600          69,995
     Maanshan Iron & Steel - Class H ....................................      46,000          21,281
     Netease.com - ADR* .................................................       1,700          76,653
     Parkson Retail Group, Ltd. .........................................      35,000          51,184
     PICC Property & Casualty Co., Ltd. - Class H* ......................      52,000          88,474
     Ping An Insurance Group Co. of China, Ltd.  - Class H ..............      17,000         175,534
     Semiconductor Manufacturing International Corp.* ...................     386,000          31,250
     Shandong Weigao Group Medical Polymer Co., Ltd. - Class H ..........      64,000          92,278
     Shanghai Electric Group Co., Ltd. - Class H ........................      90,000          47,535
     Shanghai Lujiazui Finance & Trade Zone Development Co.,
     Ltd. - Class B .....................................................      24,600          31,783
     Shanghai Zhenhua Heavy Industry Co., Ltd.  - Class B* ..............      62,400          33,571
     Sina Corp.*++ ......................................................       1,000         104,100
     Sinopec Shanghai Petrochemical Co., Ltd. - Class H* ................      54,000          24,218
     Tencent Holdings, Ltd. .............................................      10,200         276,834
     Want Want China Holdings, Ltd. .....................................     143,000         138,742
     Yangzijiang Shipbuilding Holdings, Ltd. ............................      94,000         111,732
     Yantai Changyu Pioneer Wine Co. - Class B ..........................       7,000          78,314
     Yanzhou Coal Mining Co., Ltd. - Class H ............................      22,000          83,684
     Zhuzhou CSR Times Electric Co., Ltd. ...............................      32,000         107,946
     Zijin Mining Group Co., Ltd. - Class H .............................      90,000          45,106
     ZTE Corp. - Class H ................................................      16,440          59,577
                                                                                       --------------
   TOTAL CHINA                                                                              6,508,045
                                                                                       --------------
COLOMBIA -- 0.4%
     Almacenes Exito SA .................................................       6,854         100,737
     Banco de Bogota SA .................................................       1,510          45,462
     BanColumbia SA - ADR ...............................................       3,300         220,209
     Cementos Argos SA ..................................................       7,800          50,530

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                       Value
                                                          Shares      (Note 2)
                                                         --------   -----------
COLOMBIA -- (CONTINUED)
     Corporacion Financiera Colombiana SA* ...........         69   $     1,307
     Corporacion Financiera Colombiana SA ............      2,299        44,187
     Ecopetrol SA ....................................     86,300       188,065
     Empresa de Energia de Bogota SA .................     50,000        43,810
     Empresa de Telecomunicaciones de Bogota .........     23,800         9,552
     Grupo Aval Acciones Y Valores ...................    107,700        78,842
     Grupo de Inversiones Suramericana SA ............      5,600       122,826
     Grupo Nacional de Chocolates SA .................     14,100       188,425
     Interconexion Electrica SA ......................     18,478       134,328
     Inversiones Argos SA ............................      9,500       103,968
     Isagen SA ESP ...................................     46,200        62,941
     Petrominerales, Ltd++ ...........................        307         9,012
     Promigas SA(1) ..................................      2,000        32,222
                                                                    -----------
   TOTAL COLOMBIA ....................................                1,436,423
                                                                    -----------
CROATIA -- 0.2%
     Atlantska Plovidba DD* ..........................        562        73,304
     Ericsson Nikola Tesla ...........................        200        56,063
     Hrvatske Telekomunikacije DD ....................      3,550       178,543
     Koncar-Elektroindustrija DD .....................        920       115,662
     Petrokemija DD* .................................      1,500        60,286
     Podravka DD* ....................................      1,000        64,038
     Privredna Banka Zagreb DD(1) ....................        830        93,751
     Tankerska Plovidba DD*(1) .......................         40        10,372
     VIRO Tvornica Secera ............................        370        32,707
     Zagrebacka Banka DD .............................        600        33,910
                                                                    -----------
   TOTAL CROATIA .....................................                  718,636
                                                                    -----------
CZECH REPUBLIC -- 0.4%
     CEZ AS ..........................................     10,230       526,413
     Komercni Banka AS ...............................      1,600       390,196
     Philip Morris CR AS .............................        100        57,838
     Telefonica 02 Czech Republic AS .................      9,722       253,034
     Unipetrol AS* ...................................     10,900       112,633
                                                                    -----------
   TOTAL CZECH REPUBLIC ..............................                1,340,114
                                                                    -----------
DENMARK -- 0.9%
     AP Moller -- Maersk A/S -- Class A ..............         16       132,395
     AP Moller -- Maersk A/S -- Class B ..............         49       422,608
     Carlsberg A/S -- Class B ........................     12,057     1,311,563
     Coloplast A/S -- Class B ........................        137        20,803
     Danske Bank A/S* ................................     18,841       348,914
     DSV A/S .........................................      1,213        29,079
     Novo Nordisk A/S -- Class B .....................      9,215     1,156,488
     Novozymes A/S -- Class B ........................        271        44,100
     TDC A/S* ........................................      3,400        31,029
     TrygVesta A/S ...................................         98         5,653
     Vestas Wind Systems A/S*++ ......................      2,269        52,717
     William Demant Holding* .........................        139        12,545
                                                                    -----------
   TOTAL DENMARK .....................................                3,567,894
                                                                    -----------
EGYPT -- 0.3%
     Alexandria Mineral Oils Co. .....................      4,000        44,205
     Commercial International Bank ...................     20,000        99,724
     Eastern Tobacco Co. .............................      1,500        26,414
     Egypt Kuwait Holding Co. ........................     33,273        42,922
     Egyptian Co. for Mobile Services ................      1,400        30,381
     Egyptian Financial Group-Hermes Holding .........     15,800        53,209
     Egyptian International Pharmaceutical
        Industrial Co. ...............................      8,690        55,647
     El Ezz Aldekhela Steel -- Alexandria* ...........        350        37,948
     El Ezz Steel Co.* ...............................     15,500        27,554
     El Sewedy Cables Holding Co. ....................      4,719        28,867
     El Watany Bank of Egypt(1) ......................      5,466        21,787
     Juhayna Food Industries* ........................     34,500        32,081
     Misr Beni Suef Cement Co. .......................      4,700        51,185
     Misr Cement Co.(1) ..............................      2,600        43,675

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                       Value
                                                          Shares      (Note 2)
                                                         --------   -----------
EGYPT -- (CONTINUED)
     National Societe General Bank SAE ...............      5,989   $    36,124
     Olympic Group Financial Investments .............      7,000        41,870
     Orascom Construction Industries .................      3,600       162,638
     Orascom Telecom Holding SAE* ....................    140,875        96,301
     Oriental Weavers ................................      5,605        27,694
     Six of October Development & Investment .........      1,710        17,786
     Talaat Moustafa Group* ..........................     24,087        19,815
     Telecom Egypt ...................................     30,200        75,544
                                                                    -----------
   TOTAL EGYPT .......................................                1,073,371
                                                                    -----------
ESTONIA -- 0.2%
     AS Eesti Ehitus*(1) .............................     12,000        22,379
     AS Merko Ehitus*(1) .............................      4,300        48,950
     AS Tallinna Vesi(1) .............................      5,400        57,948
     Olympic Entertainment Group AS* .................     42,630        82,530
     Tallink Group, Ltd.* ............................    306,420       308,384
     Tallinna Kaubamaja AS(1) ........................     11,600        87,087
                                                                    -----------
   TOTAL ESTONIA                                                        607,278
                                                                    -----------
FINLAND -- 0.6%
     Elisa Oyj .......................................        781        16,819
     Fortum Oyj ......................................      6,477       187,572
     Kesko Oyj -- Class B ............................      5,799       269,776
     Kone Oyj -- Class B .............................        909        57,117
     Metso Oyj .......................................        503        28,572
     Neste Oil Oyj ...................................      4,585        71,875
     Nokia Oyj .......................................     15,458       100,202
     Nokian Renkaat Oyj ..............................        634        31,811
     Outokumpu Oyj ...................................        510         6,756
     Rautaruukki Oyj .................................      1,840        41,572
     Sampo Oyj -- Class A ............................        787        25,416
     Stora Enso Oyj -- Class R .......................     36,181       379,607
     UPM-Kymmene Oyj .................................     31,272       571,855
     Wartsila Oyj ....................................      8,414       284,176
                                                                    -----------
   TOTAL FINLAND .....................................                2,073,126
                                                                    -----------
FRANCE -- 5.2%
     Accor SA ........................................        858        38,366
     Aeroports de Paris ..............................      1,206       113,450
     Air France KLM* .................................      7,754       119,023
     Alcatel-Lucent* .................................     16,735        96,782
     Alstom*++ .......................................      1,259        77,631
     Arkema SA .......................................      1,474       151,743
     Atos Origin SA ..................................        272        15,367
     AXA SA ..........................................     44,084     1,001,764
     Biomerieux ......................................         68         7,895
     BNP Paribas .....................................      7,750       598,237
     Bureau Veritas SA ...............................        382        32,263
     Cap Gemini SA ...................................      2,660       155,840
     Carrefour SA*++ .................................      3,647       149,777
     Casino Guichard-Perrachon SA ....................      2,360       222,454
     CFAO SA .........................................      2,513       108,890
     Christian Dior SA ...............................      3,090       486,187
     Cie Generale d'Optique Essilor
        International SA .............................      6,669       540,905
     Cie Generale de Geophysique-Veritas -- ADR*++ ...      1,200        43,896
     Ciments Francais SA .............................        373        39,476
     CNP Assurances ..................................      2,460        53,636
     Compagnie de Saint-Gobain .......................     14,389       931,786
     Compagnie Generale de Geophysique* ..............      1,920        70,721
     Compagnie Generale des Etablissements
        Michelin -- Class B ..........................      4,457       435,889
     Credit Agricole SA++ ............................     47,094       708,206
     Dassault Systemes SA ............................        351        29,884
     Edenred .........................................        839        25,599
     Eramet ..........................................         30         9,936
     Eutelsat Communications .........................      2,740       123,176
     France Telecom SA++ .............................     37,748       802,770
     GDF Suez ........................................     50,829     1,860,074
     Groupe Danone ...................................      7,023       523,990
     Groupe Eurotunnel SA ............................      9,266       103,601
     Hermes International ............................         68        20,107
     ICADE ...........................................        135        16,646
     Iliad SA ........................................        943       126,535
     Imerys SA .......................................        219        15,433
     Ipsen ...........................................        173         6,136
     JCDecaux SA* ....................................        395        12,662
     L'Air Liquide SA ................................      1,879       269,324
     L'Oreal SA ......................................      2,625       340,925
     Lafarge SA++ ....................................      5,924       377,520
     Lagardere SCA ...................................      7,963       336,440
     Legrand Holding SA ..............................     10,030       422,462

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                       Value
                                                          Shares      (Note 2)
                                                         --------   -----------
FRANCE -- (CONTINUED)
     LVMH Moet Hennessy Louis Vuitton SA .............      4,629   $   833,056
     M6 Metropole Television .........................      3,208        74,224
     Natexis .........................................     27,081       135,880
     Pernod-Ricard SA ................................      1,422       140,163
     Peugeot SA ......................................      8,559       383,155
     Pinault-Printemps-Redoute SA ....................      1,100       195,887
     Publicis Groupe SA ..............................        730        40,704
     Renault SA ......................................     16,736       992,273
     Rexel SA ........................................      2,645        65,590
     Sa des Ciments Vicat ............................        165        13,856
     Safran SA .......................................        978        41,768
     Sanofi-Aventis SA ...............................      5,824       468,231
     Schneider Electric SA ...........................      3,412       570,003
     SCOR SE .........................................      4,541       129,069
     Societe BIC SA ..................................        157        15,172
     Societe Generale ................................     14,285       847,679
     Societe Television Francaise 1 ..................      7,940       144,389
     Sodexo ..........................................        554        43,431
     Suez Environnement SA ...........................        553        11,031
     Technip SA ......................................      1,777       190,512
     Total SA ........................................     13,544       783,281
     Unibail-Rodamco SE ..............................        747       172,727
     Vallourec SA ....................................        442        53,835
     Video Futur Entertainment Group SA* .............      4,954         1,509
     Vivendi Universal SA ............................     59,685     1,659,648
                                                                    -----------
   TOTAL FRANCE ......................................               19,630,477
                                                                    -----------
GERMANY -- 4.4%
     Adidas AG .......................................      5,754       456,428
     Allianz SE -- Registered Shares .................      8,127     1,135,291
     Bayer AG ........................................     13,034     1,047,891
     Bayerische Motoren Werke (BMW) AG ...............      9,396       937,583
     Beiersdorf AG ...................................      1,621       105,194
     Bilfinger Berger AG .............................        293        28,974
     Brenntag AG .....................................        794        92,298
     Celesio AG ......................................      4,861        96,927
     Commerzbank AG* .................................     16,891        72,725
     Continental AG* .................................        411        43,181
     Daimler AG -- Registered Shares .................     17,178     1,293,636
     Deutsche Bank AG ................................      2,327       137,512
     Deutsche Bank AG -- Registered Shares++ .........      8,646       512,189
     Deutsche Boerse AG ..............................      1,469       111,627
     Deutsche Lufthansa AG -- Registered Shares ......      8,997       196,032
     Deutsche Post AG -- Registered Shares ...........      4,124        79,241
     Deutsche Telekom AG .............................     34,151       535,606
     Deutsche Telekom AG -- ADR ......................     36,500       570,495
     E.On AG .........................................     54,656     1,552,304
     Fraport AG Frankfurt Airport Services Worldwide++      8,220       660,981
     Fresenius Medical Care AG & Co. KGaA ............      1,536       114,825
     Fresenius SE ....................................      6,565       685,270
     GEA Group AG ....................................      1,277        45,713
     HeidelbergCement AG .............................      6,186       394,934
     Henkel AG & Co. KGaA ............................      1,839       105,407
     Hochtief AG .....................................        270        22,553
     Infineon Technologies AG ........................     10,007       112,495
     K+S AG ..........................................      1,237        95,074
     Kabel Deutschland Holding AG* ...................        463        28,468
     Lanxess .........................................      5,143       422,132
     Leoni AG ........................................        930        55,092
     Linde AG ........................................      1,080       189,350
     MAN AG++ ........................................      1,581       210,837
     Merck KGaA ......................................      2,017       219,197
     Metro AG ........................................      2,431       147,324
     Muenchener Rueckversicherungs-Gesellschaft AG ...      5,526       845,031
     Puma AG .........................................         30         9,491
     Salzgitter AG ...................................      1,202        91,669
     SAP AG ..........................................      5,831       353,033
     Siemens AG ......................................     10,251     1,407,769
     Stada Arzneimittel AG ...........................      3,176       124,354
     Suedzucker AG ...................................     14,193       504,364
     ThyssenKrupp AG .................................        244        12,680
     Tognum AG .......................................        644        24,151
     TUI AG* .........................................      7,588        82,308
     United Internet AG ..............................      3,310        69,576
     Volkswagen AG ...................................      1,555       285,708
                                                                    -----------
   TOTAL GERMANY .....................................               16,324,920
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                        Value
                                                            Shares     (Note 2)
                                                           --------   ---------
GHANA -- 0.1%
     Aluworks Ghana, Ltd.*(1) ..........................    232,000   $  29,081
     CAL Bank, Ltd.(1) .................................    498,146      98,594
     Ghana Commercial Bank, Ltd.(1) ....................    106,696     211,175
     Produce Buying Co., Ltd. ..........................    162,500      30,018
     Standard Chartered Bank(1) ........................      2,200      94,343
                                                                      ---------
   TOTAL GHANA .........................................                463,211
                                                                      ---------
GREECE -- 0.1%
     Coca-Cola Hellenic Bottling Co. SA* ...............      7,402     198,795
     Hellenic Petroleum SA .............................      1,826      17,238
     National Bank of Greece SA* .......................     17,568     125,599
                                                                      ---------
   TOTAL GREECE ........................................                341,632
                                                                      ---------
GUERNSEY -- 0.0%
     Resolution, Ltd. ..................................     37,895     178,810
                                                                      ---------
   TOTAL GUERNSEY ......................................                178,810
                                                                      ---------
HONG KONG -- 2.5%
     AIA Group, Ltd.* ..................................    177,600     615,074
     Aluminum Corp. of China, Ltd. -- Class H ..........     38,000      32,034
     ASM Pacific Technology, Ltd. ......................      1,100      15,069
     Bank of East Asia, Ltd. ...........................      4,000      16,423
     Beijing Capital International Airport
        Co., Ltd. -- Class H* ..........................     26,000      12,162
     Beijing Enterprises Holdings, Ltd. -- Class H .....      7,000      36,477
     Belle International Holdings, Ltd. ................    214,000     451,007
     BOC Hong Kong, Ltd. ...............................     31,000      90,032
     Chaoda Modern Agriculture Holdings, Ltd.++ ........     98,140      42,627
     China Agri-Industries Holdings, Ltd. ..............     51,000      54,004
     China COSCO Holdings Co., Ltd. -- Class H++ .......     63,000      49,223
     China Green Holdings, Ltd. ........................     45,000      28,683
     China Life Insurance Co., Ltd. -- Class H .........     64,000     218,770
     China Mengniu Dairy Co., Ltd. .....................     36,000     121,207
     China Merchants Holdings International
        Co., Ltd. ......................................     46,470     179,450
     China Mobile, Ltd. ................................     78,500     726,319
     China Overseas Land & Investment, Ltd. ............     52,320     112,147
     China Petroleum & Chemical Corp. -- Class H .......    182,000     183,130
     China Resources Enterprise, Ltd. ..................    102,000     416,824
     China Resources Land, Ltd. ........................     28,000      50,662
     China Resources Power Holdings Co., Ltd. ..........     39,600      77,249
     China Unicom Hongkong, Ltd. .......................     86,652     174,602
     CLP Holdings, Ltd. ................................      8,500      75,314
     CNOOC, Ltd. .......................................    151,000     352,386
     COSCO Pacific, Ltd. ...............................     38,000      66,803
     Dongfeng Motor Group Co., Ltd. -- Class H .........    120,000     226,686
     Esprit Holdings, Ltd. .............................     27,128      84,364
     Galaxy Entertainment Group, Ltd.* .................     14,000      29,937
     Geely Automobile Holdings, Ltd. ...................    175,000      68,365
     Global Bio-Chem Technology Group Co., Ltd. ........    182,000      57,535
     Great Eagle Holdings, Ltd. ........................      3,000       9,966
     Hang Lung Properties, Ltd. ........................    174,000     713,289
     Henderson Land Development Co., Ltd.++ ............     45,048     290,317
     Hong Kong & China Gas Co., Ltd. ...................     31,500      71,568
     Hong Kong Exchanges & Clearing, Ltd. ..............      8,300     173,963
     Hutchinson Whampoa, Ltd. ..........................     78,400     846,293

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                       Value
                                                          Shares      (Note 2)
                                                         --------   -----------
HONG KONG -- (CONTINUED)
     Jiangxi Copper Co., Ltd. -- Class H .............     20,000   $    66,438
     Kingboard Chemicals Holdings, Ltd. ..............     13,000        60,141
     Lenovo Group, Ltd.++ ............................     88,000        50,323
     Li & Fung, Ltd. .................................    174,000       346,582
     Lifestyle International Holdings, Ltd. ..........      3,000         8,751
     Mongolia Energy Co., Ltd.* ......................     92,000        10,759
     New World Development Co., Ltd. .................    118,697       179,379
     Nine Dragons Paper Holdings, Ltd. ...............     16,000        13,920
     Noble Group, Ltd. ...............................     53,000        85,004
     Orient Overseas International, Ltd. .............     12,000        77,258
     PCCW, Ltd. ......................................      8,000         3,444
     PetroChina Co., Ltd. -- Class H .................    194,000       283,707
     Sands China Ltd.* ...............................     80,800       218,050
     Shanghai Industrial Holdings, Ltd. ..............     13,000        47,779
     Shangri-La Asia, Ltd. ...........................      4,000         9,787
     SJM Holdings, Ltd. ..............................     54,000       127,823
     Sun Hung Kai Properties, Ltd. ...................     18,000       262,076
     Swire Pacific, Ltd. -- Class A ..................      3,000        44,065
     The HongKong & Shanghai Hotels ..................      6,000        10,023
     The United Laboratories International
        Holdings, Ltd. ...............................     34,000        50,159
     Wharf Holdings, Ltd. ............................      5,000        34,729
     Wheelock & Co., Ltd. ............................     80,000       320,753
     Wing Hang Bank, Ltd. ............................      1,000        10,942
     Wumart Stores, Inc. -- Class H ..................     69,250       171,574
     Wynn Macau Ltd. .................................     89,200       290,582
                                                                    -----------
   TOTAL HONG KONG ...................................                9,554,009
                                                                    -----------
HUNGARY -- 0.4%
     Egis Gyogyszergyar Nyrt PLC .....................        380        40,846
     FHB Mortgage Bank PLC* ..........................      2,400        12,179
     Gedeon Richter Nyrt .............................      1,580       312,122
     Magyar Telecom Telecommunications PLC ...........     71,850       230,909
     MOL Hungarian Oil and Gas Nyrt* .................      3,523       403,674
     OTP Bank Nyrt ...................................     18,760       610,579
                                                                    -----------
   TOTAL HUNGARY .....................................                1,610,309
                                                                    -----------
INDIA -- 0.8%
     Axis Bank, Ltd. RegS -- GDR .....................     14,402       415,460
     Bajaj Holdings and Investment, Ltd.
        RegS -- GDR ..................................      2,000        32,452
     Dr Reddys Laboratories, Ltd. -- ADR .............      5,156       177,006
     GAIL India, Ltd. RegS -- GDR ....................      1,770       104,816
     HDFC Bank, Ltd. -- ADR ..........................      1,935       341,315
     ICICI Bank, Ltd. -- ADR++ .......................      4,400       216,920
     Infosys Technologies, Ltd. -- ADR ...............      5,900       384,857
     Larsen & Toubro Ltd. -- GDR .....................     15,121       617,239
     Reliance Industries, Ltd. -- 144A GDR
        (London Exchange) ............................      8,855       356,325
     Reliance Infrastructure Ltd. ....................      1,720        61,761
     State Bank of India, Ltd. -- GDR
        (New York Exchange) ..........................        100        10,759
     State Bank of India, Ltd. -- GDR
        (New York Exchange) ..........................        300        32,275
     State Bank of India, Ltd. -- GDR
        (London Exchange) ............................        393        43,269
     Tata Motors, Ltd. -- ADR ........................      3,890        87,564
     Wipro, Ltd. -- ADR++ ............................      4,466        58,817
                                                                    -----------
   TOTAL INDIA .......................................                2,940,835
                                                                    -----------
INDONESIA -- 0.9%
     Adaro Energy Tbk Pt .............................    486,000       138,849
     AKR Corporindo Tbk Pt ...........................    258,500        64,056

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
 INVESTMENTS / JUNE 30, 2011 -- continued

                                                                       Value
                                                          Shares      (Note 2)
                                                         --------   -----------
INDONESIA -- (CONTINUED)
     Aneka Tambang (Persero) Tbk Pt* .................    190,000   $    45,974
     Astra International Tbk Pt ......................     55,500       411,291
     Bank Central Asia Tbk Pt ........................    328,500       293,047
     Bank Danamon Indonesia Tbk Pt ...................     81,122        56,758
     Bank Mandiri Persero Tbk Pt .....................    192,000       161,203
     Bank Negara Indonesia (Persero) Tbk Pt ..........    166,000        75,010
     Bank Rakyat Indonesia (Persero) Tbk Pt ..........    285,500       216,401
     Barito Pacific Tbk Pt* ..........................    269,000        31,055
     Bumi Resources Tbk Pt ...........................    544,500       187,310
     Gudang Garam Tbk Pt .............................     22,000       127,759
     Indocement Tunggal Prakarsa Tbk Pt ..............     54,500       108,358
     Indofood Sukses Makmur Tbk Pt ...................    180,000       120,693
     Indosat Tbk Pt ..................................     70,500        41,928
     Kalbe Farma Tbk Pt ..............................    174,000        68,480
     Lippo Karawaci Tbk Pt ...........................    501,000        37,975
     Perusahaan Gas Negara Pt ........................    495,000       232,333
     Semen Gresik (Persero)Tbk Pt ....................     89,000        99,633
     Tambang Balubara Bukit Asam Tbk Pt ..............     29,000        70,340
     Telekomunikasi Indonesia Tbk Pt .................    434,000       371,978
     Unilever Indonesia Tbk Pt .......................     49,000        85,138
     United Tractors Tbk Pt ..........................     82,000       238,097
                                                                    -----------
        TOTAL INDONESIA ..............................                3,283,666
                                                                    -----------
IRELAND -- 0.3%
     CRH PLC (Dublin Exchange) .......................     11,001       244,642
     CRH PLC -- ADR ..................................      9,747       219,503
     Dragon Oil PLC ..................................     28,554       239,451
     Elan Corp. PLC* .................................      3,601        41,766
     Experian PLC ....................................      7,508        95,617
     James Hardie Industries SE* .....................      2,466        15,499
     Julius Baer Holding AG* .........................      1,598        26,229
     Kerry Group PLC -- Class A ......................      6,676       276,061
                                                                    -----------
   TOTAL IRELAND .....................................                1,158,768
                                                                    -----------
ISRAEL -- 0.4%
     Bank Hapoalim BM* ...............................     29,148       144,969
     Bank Leumi le-Israel BM .........................     21,931       103,144
     Elbit Systems, Ltd. .............................        696        32,979
     Israel Chemicals, Ltd. ..........................      7,455       118,333
     Israel Discount Bank, Ltd. -- Class A* ..........     45,421        89,186
     Makhteshim-Agan Industries, Ltd.* ...............      6,633        37,045
     NICE Systems, Ltd.* .............................        127         4,573
     NICE Systems, Ltd. -- ADR* ......................      5,024       182,673
     Teva Pharmaceutical Industries, Ltd. ............      3,601       173,170
     Teva Pharmaceutical Industries, Ltd. -- ADR .....      9,264       446,710
     The Israel Corp., Ltd. ..........................         43        46,767
                                                                    -----------
        TOTAL ISRAEL .................................                1,379,549
                                                                    -----------
ITALY -- 0.8%
     Assicurazioni Generali SPA ......................        605        12,765
     Atlantia SPA ....................................      7,534       160,386
     Banca Monte dei Paschi di Siena SpA++ ...........    101,271        76,734
     Buzzi Unicem SPA* ...............................      5,205        72,499
     Enel Green Power SPA ............................     10,670        29,430
     Enel SPA ........................................     18,667       121,924
     ENI SPA .........................................      5,435       128,549
     Exor SpA ........................................        752        23,501
     Fiat Industrial SPA* ............................     22,565       291,233
     Fiat SPA ........................................     18,226       200,080
     Finmeccanica SPA ................................     42,943       519,678
     Geox SPA ........................................      4,245        25,436
     Luxottica Group SPA .............................      1,375        44,107
     Mediobanca SPA ..................................      4,477        45,349
     Prysmian SPA ....................................      1,573        31,639
     Saipem SPA ......................................      7,105       366,800
     Telecom Italia SPA ..............................    221,829       308,659
     Telecom Italia SPA -- ADR .......................     15,200       211,280

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND

    INVESTMENTS / JUNE 30, 2011 -- continued

                                                            Value
                                                 Shares    (Note 2)
                                                -------   ----------
ITALY -- (CONTINUED)
     UniCredit SPA ..........................   101,240   $  214,348
     Unione di Banche Italiane SCPA .........    25,628      144,273
                                                          ----------
  TOTAL ITALY................................              3,028,670
                                                          ----------
JAPAN -- 11.1%
     ABC-Mart, Inc. .........................       100        4,049
     Advantest Corp. ........................     1,000       18,285
     Aeon Co., Ltd. .........................    19,300      232,065
     Aeon Credit Service Co., Ltd. ..........       200        2,728
     Aeon Mall Co., Ltd. ....................       400        9,649
     Aisin Seiki Co., Ltd. ..................     2,916      112,286
     Ajinomoto Co., Inc. ....................    25,000      295,944
     Alfresa Holdings Corp. .................     1,300       50,382
     Alpine Electronics, Inc. ...............     3,400       46,879
     Amada Co., Ltd. ........................    66,000      505,012
     Aozora Bank, Ltd. ......................    14,000       32,346
     Asahi Breweries, Ltd.++ ................     1,200       24,073
     Asahi Diamond Industrial Co., Ltd.......     2,000       43,500
     Asahi Glass Co., Ltd. ..................    18,000      209,279
     Asahi Kasei Corp. ......................    92,000      617,105
     Astellas Pharma, Inc. ..................     3,100      119,949
     Autobacs Seven Co., Ltd. ...............       400       16,844
     Bando Chemical Industries, Ltd. ........     6,000       24,297
     Benesse Holdings, Inc. .................       400       17,167
     Bridgestone Corp. ......................     3,400       77,963
     Brother Industries, Ltd. ...............    21,500      316,471
     CALBEE, Inc. ...........................     1,700       60,795
     Canon Marketing Japan, Inc. ............     1,600       18,086
     Canon, Inc. ............................     9,583      453,527
     Central Japan Railway Co. ..............        35      274,766
     Chiyoda Corp. ..........................     3,000       34,395
     Chugai Pharmaceutical Co. Ltd.++ .......     1,200       19,616
     Chuo Mitsui Trust Holdings, Inc. .......     5,000       17,328
     Citizen Holdings Co., Ltd. .............     4,600       27,370
     CKD Corp. ..............................     5,800       51,440
     Coca-Cola West Co., Ltd.++ .............     2,600       49,736
     COMSYS Holdings Corp. ..................     3,000       29,924
     Cosmo Oil Co., Ltd. ....................    23,000       65,139
     Credit Saison Co., Ltd. ................     4,900       81,986
     Dai Nippon Printing Co., Ltd. ..........    23,000      257,984
     Daicel Chemical Industries, Ltd.++ .....     4,000       26,334
     Daido Metal Co., Ltd. ..................     6,000       62,083
     Daihatsu Motor Co., Ltd. ...............     2,000       33,886
     Daiichi Sankyo Co., Ltd. ...............    13,400      261,159
     Daikin Industries, Ltd. ................     2,554       90,035
     Dainippon Screen Manufacturing Ltd. ....     4,000       33,886
     Dainippon Sumito Pharma Co. Ltd. .......     3,900       36,963
     Daito Trust Construction Co., Ltd. .....     5,600      473,710
     Daiwa House Industry Co., Ltd. .........    12,000      150,699
     Daiwa Securities Group, Inc. ...........    26,000      114,005
     Dena Co., Ltd. .........................     4,300      184,541
     Denso Corp. ............................     2,068       76,601
     Dentsu, Inc. ...........................       400       11,776
     East Japan Railway Co., Ltd. ...........     3,400      194,274
     Epilda Memory, Inc.* ...................    13,100      152,959
     FamilyMart Co., Ltd. ...................       300       10,993
     Fanuc, Ltd. ............................     2,733      454,227
     Fast Retailing Co., Ltd. ...............       300       48,332
     Fuji Heavy Industries, Ltd. ............    47,000      363,133
     Fuji Media Holdings, Inc. ..............        18       26,562
     FUJIFILM Holdings Corp. ................    31,300      971,601
     Fujikura, Ltd. .........................    14,000       63,648
     Fujitsu General, Ltd. ..................     6,000       39,575
     Fukuoka Financial Group, Inc. ..........    23,000       95,708
     Furukawa Electric Co., Ltd. ............     1,000        4,149
     Glory, Ltd. ............................     1,200       26,920
     Gree, Inc.*++ ..........................     1,600       34,800
     GS Yuasa Corp.++ .......................     2,000       13,291
     Hakuhodo DY Holdings, Inc. .............       900       47,848
     Hamamatsu Photonics KK .................       300       12,912

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND

    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                      Value
                                                           Shares    (Note 2)
                                                          -------   ----------
JAPAN -- (CONTINUED)
     Hankyu Department Stores, Inc. ...................     2,000   $   15,502
     Hankyu Hanshin Holdings, Inc. ....................    19,000       75,051
     Hirose Electric Co., Ltd. ........................       100       10,211
     Hisamitsu Pharmaceutical Co., Inc. ...............       300       12,763
     Hitachi Capital Corp. ............................     1,000       13,502
     Hitachi Construction Machinery Co., Ltd.++ .......       500       11,142
     Hitachi High-Technologies Corp. ..................     1,800       39,262
     Hitachi Transport System, Ltd. ...................     1,900       32,499
     Hitachi, Ltd. ....................................     5,000       29,377
     Hokuhoku Financial Group, Inc. ...................    29,000       57,276
     Honda Motor Co., Ltd. ............................    38,640    1,480,708
     House Foods Corp. ................................     1,600       26,990
     Hoya Corp. .......................................     2,400       52,886
     Ibiden Co., Ltd. .................................       700       21,781
     Idemitsu Kosan Co., Ltd. .........................       700       74,430
     IHI Corp. ........................................     7,000       17,999
     INPEX Corp. ......................................        65      477,983
     Isetan Mitsukoshi Holdings, Ltd. .................    12,300      119,937
     Isuzu Motors, Ltd. ...............................    51,000      240,097
     ITO EN, Ltd. .....................................       100        1,768
     Itochu Corp. .....................................    16,990      175,799
     Itochu Techno-Solutions Corp. ....................     1,500       53,046
     J Front Retailing Co., Ltd. ......................    17,000       74,753
     Japan Tobacco, Inc. ..............................        31      119,179
     JFE Holdings, Inc. ...............................     6,000      164,263
     JGC Corp. ........................................     1,000       27,265
     JS Group Corp. (Tostem Inax Holding Corp.) .......    10,400      267,154
     JSR Corp. ........................................     1,000       19,278
     JTEKT Corp. ......................................     3,500       51,258
     Jupiter Telecommunications Co., Ltd. .............        14       15,651
     JX Holdings, Inc. ................................   132,560      887,521
     Kajima Corp. .....................................    24,000       68,567
     Kamigumi Co., Ltd. ...............................     8,000       74,629
     Kaneka Corp. .....................................    38,000      248,755
     Kao Corp. ........................................    15,300      401,006
     Kawasaki Heavy Industries, Ltd. ..................     7,000       27,737
     Kawasaki Kisen Kaisha, Ltd. ......................    34,000      118,254
     KDDI Corp. .......................................        19      136,178
     Keyence Corp. ....................................       300       84,740
     Kikkoman Corp. ...................................     2,000       20,992
     Kimoto Co., Ltd. .................................     2,800       26,537
     Kinden Corp. .....................................     3,000       25,601
     Kintetsu Corp.++ .................................    12,000       38,457
     Kirin Holdings Co., Ltd.++ .......................    11,000      152,897
     Kitz Corp ........................................     6,400       37,285
     Kobe Steel, Ltd. .................................     7,000       15,825
     Komatsu, Ltd. ....................................    16,111      499,710
     Konica Minolta Holdings, Inc.. ...................     4,000       33,240
     Kubota Corp. .....................................    10,000       88,069
     Kuraray Co., Ltd. ................................     2,000       29,191
     Kurita Water Industries, Ltd. ....................       600       17,827
     Kyocera Corp. ....................................     2,000      202,472
     Kyocera Corp. -- ADR .............................       300       30,726
     Kyowa Hakko Konin Co., Ltd. ......................    13,000      123,533
     Lawson, Inc. .....................................       500       26,178
     Mabuchi Motor Co., Ltd ...........................     1,300       65,400
     Makita Corp. .....................................       600       27,800
     Marubeni Corp. ...................................     4,000       26,433
     Marui Co., Ltd. ..................................    18,900      142,739
     Maruichi Steel Tube, Ltd. ........................     1,265       31,269
     Matsui Securities Co., Ltd. ......................     8,000       38,358
     Mazda Motor Corp.* ...............................    81,000      214,384
     McDonald's Holdings Co. Japan, Ltd. ..............       300        7,632
     Medipal Holdings Corp. ...........................     4,350       38,472
     Megane TOP Co., Ltd. .............................     3,500       41,910
     Megmilk Snow Brand Co., Ltd. .....................     1,700       31,337
     MEIJI Holdings Co., Ltd. .........................     2,200       92,504
     Minebea Co., Ltd. ................................     1,000        5,304
     Miraca Holdings, Inc. ............................       600       24,259
     Mitsubishi Chemical Holdings Corp. ...............    28,500      201,081
     Mitsubishi Corp. .................................     8,776      218,024
     Mitsubishi Electric Corp. ........................    41,335      477,505

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND

    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                           Value
                                                               Shares    (Note 2)
                                                              -------   ----------
JAPAN -- (CONTINUED)
     Mitsubishi Estate Co., Ltd. ........................       8,000   $  139,718
     Mitsubishi Gas Chemical Co., Inc. ..................      15,000      109,372
     Mitsubishi Heavy Industries, Ltd. ..................     123,000      576,001
     Mitsubishi Logistics Corp. .........................       3,000       33,576
     Mitsubishi Materials Corp. .........................      42,000      131,470
     Mitsubishi Motors Corp.* ...........................      22,000       26,781
     Mitsubishi Tanabe Pharma Corp. .....................       4,767       79,642
     Mitsubishi UFJ Financial Group, Inc. ...............     379,294    1,837,459
     Mitsui & Co., Ltd. .................................       5,592       96,135
     Mitsui Chemicals, Inc. .............................      30,000      108,813
     Mitsui Engineering & Shipbuilding Co., Ltd. ........       2,000        4,348
     Mitsui Fudosan Co., Ltd. ...........................       6,000      102,702
     Mitsui O.S.K. Lines, Ltd. ..........................       7,000       37,476
     Mitsui Sumitomo Insurance Group Holdings, Inc. .....       8,000      186,423
     Mizuho Financial Group, Inc. .......................      32,300       52,961
     Mizuho Trust & Banking Co., Ltd. ...................       8,000        7,055
     Murata Manufacturing Co., Ltd. .....................       1,700      112,974
     Nabtesco Corp. .....................................       7,600      182,955
     Nagase & Co., Ltd. .................................       3,000       36,780
     Namco Bandai Holdings, Inc. ........................       6,100       73,195
     NEC Corp.* .........................................      80,000      181,852
     NEC Electronics Corp.*++ ...........................       1,900       16,356
     NEC Mobiling, Ltd. .................................       1,300       43,826
     NGK Insulators, Ltd. ...............................       2,000       37,066
     NICHIHA CORP .......................................       2,600       23,318
     Nichirei Corp. .....................................       1,000        4,261
     Nidec Corp. ........................................         500       46,208
     Nikon Corp. ........................................       1,800       42,236
     Nintendo Co., Ltd. .................................       1,500      280,790
     Nippon Building Fund, Inc. .........................           1        9,763
     Nippon Electric Glass Co., Ltd. ....................      10,000      127,445
     Nippon Express Co., Ltd. ...........................     108,000      435,998
     Nippon Meat Packers, Inc. ..........................       7,000       99,994
     Nippon Paper Group, Inc. ...........................       2,200       48,698
     Nippon Piston Ring Co., Ltd.* ......................      15,000       35,215
     Nippon Sheet Glass Co., Ltd. .......................      30,000       92,789
     Nippon Shokubai Co., Ltd. ..........................       4,000       48,593
     Nippon Soda Co., Ltd. ..............................       8,000       35,178
     Nippon Steel Corp. .................................      31,000      100,118
     Nippon Telegraph & Telephone Corp. .................      15,700      753,748
     Nippon Television Network Corp. ....................         490       69,570
     Nippon Thompson Co., Ltd. ..........................       7,000       57,562
     Nippon Yusen Kabushiki Kaisha ......................      55,000      203,590
     Nissan Chemical Industries, Ltd. ...................       2,500       27,545
     Nissan Motor Co., Ltd. .............................      79,500      831,489
     Nissha Printing Co., Ltd. ..........................         100        1,827
     Nisshin Seifun Group, Inc. .........................      17,000      211,589
     Nisshin Steel Co., Ltd. ............................      15,000       28,508
     Nisshinbo Holdings, Inc. ...........................       3,000       28,433
     Nissin Foods Holdings Co., Ltd. ....................         300       10,907
     Nitori Co., Ltd. ...................................         200       18,955
     Nitto Denko Corp. ..................................       1,500       75,741
     NKSJ Holdings, Inc. ................................       1,000        6,571
     Nok Corp. ..........................................       2,700       46,048
     Nomura Holdings, Inc. ..............................      26,300      129,368
     Nomura Real Estate Holdings, Inc. ..................         500        8,291
     Nomura Research Institute, Ltd. ....................         500       10,900
     NSK, Ltd. ..........................................       6,000       59,549
     NTT Data Corp. .....................................           7       23,138
     NTT Urban Development Corp. ........................           6        5,128
     Obara Corp. ........................................       2,000       28,495
     Odakyu Electric Railway Co., Ltd. ..................       3,000       23,775

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER INTERNATIONAL FUND

    INVESTMENTS / JUNE 30, 2011 -- continued

                                                                   Value
                                                        Shares    (Note 2)
                                                        ------   ----------
JAPAN -- (CONTINUED)
     Ohbayashi Corp. .............................      22,000   $   95,646
     OJI Paper Co., Ltd. .........................      25,000      119,558
     Olympus Corp.++ .............................       1,500       50,326
     Omron Corp. .................................       1,100       30,443
     Onward Kashiyama Co., Ltd. ..................       2,000       16,819
     Oracle Corp. Japan ..........................         100        4,348
     Oriental Land Co., Ltd. .....................         300       25,415
     Otsuka Holdings Co., Ltd. ...................       1,100       29,104
     Pacific Metals Co., Ltd. ....................      10,000       73,536
     Paltac Corp. ................................       2,400       43,317
     Panasonic Corp. .............................      73,500      894,727
     Promise Co., Ltd.* ..........................       7,300       61,751
     QP Corp.++ ..................................       3,100       39,393
     Rakuten, Inc. ...............................          42       43,354
     Rengo Co., Ltd. .............................       7,000       46,171
     Ricoh Co., Ltd. .............................      49,000      541,097
     Rinnai Corp. ................................         200       14,409
     Rohm Co., Ltd. ..............................       9,100      519,403
     Sankyo Co., Ltd. ............................       1,000       51,487
     Santen Pharmaceutical Co., Ltd. .............         400       16,198
     Sapporo Hokuyo Holdings, Inc. ...............      13,000       54,257
     SBI Holdings, Inc. ..........................         771       71,157
     Secom Co., Ltd. .............................       1,500       71,642
     Sega Sammy Holdings, Inc. ...................       8,600      165,473
     Seiko Epson Corp. ...........................       1,300       22,414
     Sekisui Chemical Co., Ltd. ..................      14,000      119,123
     Sekisui House, Ltd. .........................      18,000      166,797
     Seven & I Holdings Co., Ltd. ................      19,000      509,074
     Seven Bank, Ltd. ............................           1        1,996
     Sharp Corp. .................................      40,563      368,319
     Shikoku Electric Power Co., Inc. ............         200        4,534
     Shimadzu Corp. ..............................       1,000        9,117
     Shimamura Co., Ltd. .........................         100        9,515
     Shimano, Inc. ...............................         300       16,452
     Shimizu Corp.++ .............................      23,000       95,423
     Shin-Etsu Chemical Co., Ltd. ................         400       21,340
     Shinko Electric Industries Co., Ltd. ........         300        2,810
     Shinko Securities Co., Ltd.* ................      19,000       45,550
     Shinsei Bank, Ltd. ..........................       9,000        8,944
     Shionogi & Co., Ltd. ........................       1,700       27,768
     Ship Healthcare Holdings, Inc. ..............       4,400       80,999
     Showa Denko KK ..............................       8,000       16,496
     SMC Corp. ...................................         850      152,463
     Softbank Corp. ..............................       9,100      342,500
     Sojitz Corp. ................................      30,900       57,574
     Sony Corp. ..................................      53,100    1,396,344
     Sony Financial Holdings, Inc. ...............         800       14,399
     Stanley Electric Co., Ltd. ..................         800       13,962
     Sumitomo Bakelite Co., Ltd. .................       9,000       60,034
     Sumitomo Chemical Co., Ltd. .................      10,000       49,686
     Sumitomo Corp. ..............................      62,600      846,797
     Sumitomo Electric Industries, Ltd. ..........      74,700    1,082,851
     Sumitomo Forestry Co., Ltd. .................       6,000       54,779
     Sumitomo Heavy Industries, Ltd. .............       3,000       20,794
     Sumitomo Metal Industries, Ltd. .............      32,000       71,548
     Sumitomo Metal Mining Co., Ltd. .............       3,000       49,003
     Sumitomo Mitsui Financial Group, Inc. .......       4,600      141,020
     Sumitomo Realty & Development Co., Ltd. .....       2,000       44,444
     Suzuken Co., Ltd. ...........................       2,300       52,940
     Suzuki Motor Corp. ..........................      12,834      287,751
     Sysmex Corp. ................................         400       15,005
     Taiheiyo Cement Corp.++ .....................      26,000       54,903
     Taisei Corp. ................................      38,000       86,852
     Taisho Pharmaceutical Co., Ltd. .............       4,000       89,932
     Taiyo Nippon Sanso Corp. ....................       1,000        7,937
     Takashimaya Co., Ltd. .......................      10,000       68,691
     Takeda Pharmaceutical Co., Ltd. .............       7,000      323,023
     TDK Corp. ...................................       2,800      153,382
     Teijin, Ltd. ................................      13,000       57,003
     Terumo Corp. ................................         900       48,463

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                               Value
                                                Shares        (Note 2)
                                             ------------  -------------
JAPAN - (CONTINUED)
   The 77 Bank, Ltd.                               14,000  $      60,866
   The Bank of Kyoto, Ltd.                         11,000        100,975
   The Bank of Yokohama, Ltd.                      11,000         54,792
   The Chiba Bank, Ltd.                             5,000         31,178
   The Chugoku Bank, Ltd.                           6,000         74,008
   The Dai-ichi Life Insurance Co., Ltd.               61         85,092
   The Daishi Bank, Ltd.                           10,000         30,060
   The Gunma Bank, Ltd.                            12,000         63,201
   The Hachijuni Bank, Ltd.                        13,000         72,828
   The Higo Bank, Ltd.                              8,000         46,208
   The Iyo Bank, Ltd.                               8,000         73,436
   The Joyo Bank, Ltd.                             12,000         50,233
   The Juroku Bank, Ltd.                            3,000          9,316
   The Kansai Electric Power Co., Inc.              1,400         27,824
   The Nishi-Nippon City Bank, Ltd.                17,000         50,047
   The San-In Godo Bank, Ltd.                       2,000         14,310
   The Shiga Bank, Ltd.                             8,000         45,413
   The Shizuoka Bank, Ltd.                          3,000         27,501
   The Suruga Bank, Ltd.                            1,000          8,683
   TheYokohama Rubber Co., Ltd.                     6,000         34,433
   THK Co., Ltd.                                    4,600        116,564
   Toda Corp.                                       4,000         14,459
   Toho Co., Ltd.                                     500          8,279
   Toho Gas Co., Ltd.                               1,000          5,403
   Toho Zinc Co., Ltd.                              4,000         19,477
   Tokai Rika Co., Ltd.                               900         17,328
   Tokio Marine Holdings, Inc.                     17,400        485,225
   Tokuyama Corp.                                   7,000         35,128
   Tokyo Broadcasting System Inc.                     700          8,426
   Tokyo Electron, Ltd.                             2,700        146,562
   Tokyo Steel Manufacturing Co., Ltd.              4,500         47,289
   Tokyo Tatemono Co., Ltd.++                      11,000         39,898
   Tokyu Corp.                                      6,000         24,893
   Tokyu Land Corp.                                36,000        152,040
   Toppan Printing Co., Ltd.                       36,000        278,144
   Toray Industries, Inc.                           8,000         58,829
   Toridoll corp.                                      25         34,004
   Toshiba Corp.                                   26,000        136,290
   Tosoh Corp.                                     48,000        191,988
   TOTO, Ltd.                                       1,000          7,739
   Toyo Ink SC Holdings
      Co, Ltd.                                      1,000          4,807
   Toyo Seikan Kaisha, Ltd.                         5,400         90,352
   Toyoda Gosei Co., Ltd.                             300          6,786
   Toyota Auto Body
      Co., Ltd.                                     1,400         22,920
   Toyota Boshoku Corp.                               300          4,960
   Toyota Industries Corp.                            300          9,857
   Toyota Motor Corp.                              29,158      1,195,223
   Toyota Motor
      Corp. - ADR                                   1,812        149,345
   Toyota Tsusho Corp.                              7,300        124,500
   Trend Micro, Inc.                                  500         15,459
   Tsumura & Co.                                      300          9,577
   Ube Industries, Ltd.                             5,000         14,968
   Unicharm Corp.++                                 8,100        353,158
   UNY Co., Ltd.                                    6,000         55,524
   Ushio, Inc.                                        500          9,832
   USS Co., Ltd.                                      330         25,538
   Wacoal Holdings Corp.                            4,000         49,835
   Yahoo! Japan Corp.                                  84         28,798
   Yakult Honsha Co., Ltd.                            500         14,421
   Yamada Denki Co., Ltd.                             490         39,745
   Yamaguchi Financial
      Group, Inc.                                   8,000         74,430
   Yamaha Corp.                                     6,400         72,582
   Yamaha Motor Co., Ltd.*                            700         12,799
   Yamatake Corp.                                   2,400         53,333
   Yamato Holdings
      Co., Ltd.                                    14,600        228,689
   Yamato Kogyo
      Co., Ltd.                                     1,600         49,567
   Yamazaki Baking
      Co., Ltd.                                     6,000         80,194
   Yaskawa Electric Corp.                           1,000         11,155
   Yokogawa Electric
      Corp.*                                          700          5,939
   Yorozu Corp.                                     2,400         52,767
                                                             -----------
   TOTAL JAPAN                                                41,425,601
                                                             -----------
JORDAN - 0.2%
   Arab Bank PLC                                   22,845        269,789
   Arab Potash Co.                                  2,100        122,637
   Capital Bank of Jordan*                         21,205         41,288

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                Value
                                  Shares       (Note 2)
                                -----------  -----------
JORDAN - (CONTINUED)
   Jordan Petroleum
      Refinery Co.                    1,380  $     8,470
   Jordan Phosphate Mines             1,700       32,093
   Jordan Steel                       5,259       15,953
   Jordan Telecom Corp.               4,400       34,765
   Jordanian Electric
      Power Co.                      10,917       46,672
   Middle East Complex*(1)               60           17
   Taameer Jordan
      Holdings PSC*                  12,900        6,734
                                              ----------
   TOTAL JORDAN                                  578,418
                                              ----------
KAZAKHSTAN - 0.1%
   Halyk Savings Bank of
   Kazakhstan JSC
      RegS - GDR*(1)                 15,500      138,725
   KazMunaiGas
      Exploration
      Production GDR                  9,000      183,368
                                              ----------
   TOTAL KAZAKHSTAN                              322,093
                                              ----------
KENYA - 0.2%
   Athi River Mining, Ltd.            8,000       16,300
   Bamburi Cement
      Co., Ltd.(1)                   11,700       23,446
   Barclays Bank of
   Kenya, Ltd.                      193,600       37,278
   East African
      Breweries, Ltd.                46,280      101,031
   Equity Bank, Ltd.                320,900       92,507
   Kenya Airways, Ltd.(1)           116,000       49,348
   Kenya Commercial
      Bank, Ltd.                    244,300       65,639
   Kenya Power &
      Lighting Ltd.                 158,300       38,102
   Nation Media Group(1)             26,620       49,768
   Safaricom, Ltd.                2,400,100      106,134
   Standard Chartered
      Bank Kenya, Ltd.                9,711       25,439
                                              ----------
   TOTAL KENYA                                   604,992
                                              ----------
LATVIA - 0.0%
   Latvian Shipping Co.*(1)          36,206       29,542
                                              ----------
   TOTAL LATVIA                                   29,542
                                              ----------
LEBANON - 0.1%
   Solidere RegS - GDR               13,100      228,857
                                              ----------
   TOTAL LEBANON                                 228,857
                                              ----------
LITHUANIA - 0.1%
   Apranga PVA(1)                    22,400  $    52,493
   Invalda PVA*                      17,284       60,155
   Lesto AB                          19,018       21,236
   Lietuvos Energija(1)               8,556        6,700
   Lifosa PVA*(1)                     4,400      108,472
   LITGRID Turtas AB*                 8,818        5,959
   Panevezio Statybos
      Trestas                        16,900       44,383
   Pieno Zvaigzdes(1)                10,687       24,487
   Sanitas*                           9,500      131,635
   Siauliu Bankas*                   35,438       16,239
   TEO LT AB                         59,800       56,801
                                              ----------
   TOTAL LITHUANIA                               528,560
                                              ----------
LUXEMBOURG - 0.5%
   APERAM                             2,085       67,346
   ArcelorMittal (London
      Exchange)                       5,037      175,270
   ArcelorMittal (New York
      Exchange)++                    33,953    1,180,206
   Evraz Group SA GDR -
      Registered Shares*              1,400       43,610
   L'Occitane
      International SA*              53,789      143,775
   SES SA                             5,472      153,587
   Tenaris SA                         3,354       76,605
                                              ----------
   TOTAL LUXEMBOURG                            1,840,399
                                              ----------
MALAYSIA - 0.7%
   Alliance Financial
   Group Bhd                         28,800       30,331
   Axiata Group Bhd                  45,000       74,665
   Batu Kawan Bhd                    12,600       71,440
   British American
      Tobacco Bhd                     4,100       63,411
   Bumiputra-Commerce
      Holdings Bhd                   16,900       49,981
   Bursa Malaysia Bhd                14,500       37,168
   Digi.com Bhd                       5,000       48,087
   Eastern & Oriental Bhd            15,700        8,371
   EON Capital Bhd                   14,200       12,086
   Genting Bhd                       34,700      128,940
   Hong Leong Bank Bhd               16,400       72,672
   IJM Corp. Bhd                     40,860       87,282
   IOI Corp. Bhd                     49,480       86,850
   KLCC Property
      Holdings Bhd                   24,500       27,182
   KNM Group Bhd                     27,075       16,857

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                              Value
                                Shares       (Note 2)
                             -----------    ----------
MALAYSIA - (CONTINUED)
   Kuala Lumpur
      Kepong Bhd                   15,400  $   113,020
   Kulim Malaysia Bhd              97,600      114,747
   Malayan Banking Bhd             42,390      125,506
   Malaysian Airline
      System Bhd*                  64,500       32,896
   Malaysian Resources
      Corp. Bhd                    83,700       61,815
   Maxis Bhd                       36,000       65,335
   MISC Bhd                        24,700       60,124
   MMC Corp. Bhd                   48,400       45,202
   Muhibbah Engineering
      M Bhd                        68,300       32,120
   Multi-Purpose
      Holdings Bhd                 36,500       36,627
   Petronas Chemicals
      Group Bhd*                  103,300      242,556
   Petronas Dagangan Bhd           17,900       95,443
   PPB Group Bhd                   14,100       80,411
   Public Bank Bhd                 19,800       87,213
   Ranhill Bhd                     52,000       11,194
   RHB Capital Bhd                  9,900       30,033
   SapuraCrest
      Petroleum Bhd                27,700       38,530
   Scomi Group Bhd*                69,500        7,250
   Shell Refining Co.
      Federation of
      Malaya Bhd                    9,800       34,014
   Sime Darby Bhd                  84,646      258,746
   SP Setia Bhd                    29,700       41,115
   TA Ann Holdings Bhd             15,840       29,010
   Telekom Malaysia Bhd            35,100       45,917
   Tenaga Nasional Bhd             49,125      110,143
   UMW Holdings Bhd                15,400       36,823
   Wah Seong Corp. Bhd             35,921       29,146
   WCT Engineering Bhd             35,466       36,294
   YTL Corp. Bhd                   95,790       49,172
   YTL Power
      International Bhd            69,316       50,503
                                            ----------
   TOTAL MALAYSIA                            2,816,228
                                            ----------
MAURITIUS - 0.2%
   Mauritius Commercial
      Bank                         38,600      256,878
   Mauritius Development
      Investment Trust
      Co., Ltd.(1)                265,200       55,387
   Naiade Resorts, Ltd.*            7,000        8,301

   New Mauritius
      Hotels, Ltd.                 18,900       68,910
   Rogers & Co., Ltd.(1)            7,100       75,398
   State Bank of
      Mauritius, Ltd.              55,800      189,621
   Sun Resorts, Ltd. -
      Class A(1)                   24,969       55,683
                                            ----------
   TOTAL MAURITIUS                             710,178
                                            ----------
MEXICO - 1.5%
   Alfa SAB de CV -
      Class A                      16,700      248,892
   America Movil SAB
      de CV - Series L            884,624    1,192,998
   Carso Infraestructura y
      Construccion SAB
      de CV*                       41,900       26,661
   Cemex SAB de CV*               341,604      293,508
   Coca-Cola Femsa SAB
      de CV - Series L              6,400       59,575
   Compartamos SAB
      de CV                       108,000      196,011
   Corp GEO SAB de
      CV - Series B*               18,100       41,739
   Corp Interamericana de
      Entretenimiento SAB
      de CV - Series B*            18,679        9,732
   Corp Moctezuma,
      SAB de CV                    20,900       53,194
   Desarrolladora Homex
      SAB de CV*                    9,200       38,502
   Empresas ICA SAB
      de CV*++                     20,800       48,036
   Fomento Economico
      Mexicano SAB de CV           50,800      337,770
   Fresnillo PLC                    5,422      122,003
   Grupo Aeroportuario del
      Centro Norte SAB
      de CV                        17,800       38,159
   Grupo Aeroportuario del
      Pacifico SAB de
      CV - Class B                 14,700       60,289
   Grupo Bimbo SAB de
      CV - Series A                53,600      124,060
   Grupo Carso SAB de
     CV - Series A1                24,800       82,183

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                              Value
                                Shares      (Note 2)
                              -----------  ----------
MEXICO - (CONTINUED)
   Grupo Financiero Banorte
      SAB de CV -
      Series O+                    86,100  $  390,919
   Grupo Financiero Inbursa
      SAB de CV -
      Series O+                    75,000     384,272
   Grupo Mexico SAB
      de CV - Series B            135,573     447,645
   Grupo Modelo SAB
      de CV - Series C             16,500      99,774
   Grupo Televisa SAB              51,300     252,502
   Impulsora Del Desarrollo
      Y El Empleo en
      America Latina
      SAB de CV*                   56,900      99,624
   Industrias CH SAB
      de CV - Series B*             7,500      28,185
   Inmuebles Carso
      SAB de CV*                   24,800      24,951
   Kimberly-Clark de
      Mexico SAB de
      CV - Series A                14,000      92,070
   Mexichem SAB
      de CV                        34,192     138,479
    Minera Frisco SAB
       de CV*                      24,800     118,869
    Organizacion Soriana
       SAB de CV - Series B        10,800      32,386
   Promotora Y Operadora
   de Infraestructura
      SAB de CV*                   13,900      66,956
   Telefonos de Mexico
      SAB de CV                   111,500      92,278
   TV Azteca SAB de CV             38,700      31,565
   Urbi Desarrollos Urbanos
      SAB de CV*                   22,900      50,265
   Wal-Mart de Mexico
      SAB de CV - Series V        125,300     371,881
                                           ----------
    TOTAL MEXICO                            5,695,933
                                           ----------
MOROCCO - 0.3%
    Attijariwafa Bank               4,909     224,582
    Auto Hall                       3,700      40,143
    Banque Centrale
      Populaire                     1,990     101,721
   Banque Marocaine du
      Commerce et
      de l'Industrie                  320      37,213
   Banque Marocaine du
      Commerce Exterieur            3,770      96,354
   Brasseries Maroc(1)                171      50,872
   Ciments du Maroc                   500      66,515
   Compagnie Generale
      Immobiliere                     390      65,637
   Credit Immobilier
      et Hotelier                     800      28,114
   Douja Promotion
      Groupe Addoha SA              5,300      66,374
   Holcim Maroc SA*                   200      61,084
   Lafarge Ciments                    365      77,895
   Maroc Telecom                   16,380     301,422
   Samir*                             440      35,705
   Sonasid*                           210      39,771
                                           ----------
   TOTAL MOROCCO                            1,293,402
                                           ----------
NETHERLANDS - 2.9%
   Aegon NV*                       52,313     356,855
   Akzo Nobel NV                    7,062     445,484
   Amrest Holdings NV*              2,700      76,783
   ASML Holding NV                  4,098     150,946
   Delta Lloyd NV                     973      23,126
   European Aeronautic
      Defence and Space
      Co. NV                        2,931      98,100
   Fugro NV                           392      28,264
   Heineken Holding NV              4,698     240,357
   Heineken NV                      4,042     243,078
   ING Groep NV - CVA*             73,997     910,932
   Koninklijke Ahold NV             8,475     113,880
   Koninklijke Boskalis
      Westminster NV                  635      30,024
   Koninklijke DSM NV              14,548     944,192
   Koninklijke KPN NV              12,209     177,581
   Koninklijke Philips
      Electronics NV               33,183     852,216
   Koninklijke Vopak NV               418      20,482
   QIAGEN NV*                       1,361      26,092
   Randstad Holdings NV               626      28,936
   Royal Dutch Shell
      PLC - ADR++                  48,034   3,446,440
   Royal Dutch Shell PLC -
      Class A                       3,371     119,670
   Royal Dutch Shell PLC -
   Class A (London
      Exchange)                    14,337     510,367

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                               Value
                                 Shares       (Note 2)
                               -----------   ----------
NETHERLANDS - (CONTINUED)
   Royal Dutch Shell PLC -
      Class B                       19,558  $   698,108
   SBM Offshore NV                     341        9,020
   STMicroelectronics NV            60,714      604,956
   TNT Express NV*                   1,597       16,563
   TNT NV                            1,597       13,553
   Unilever NV                      10,402      340,986
   VimpelCom, Ltd.                  15,400      196,504
                                             ----------
   TOTAL NETHERLANDS                         10,723,495
                                             ----------
NEW ZEALAND - 0.0%
   Auckland International
      Airport, Ltd.                  1,842        3,396
   Contact Energy, Ltd.*             9,433       41,890
   Fletcher Building, Ltd.           4,216       30,109
   Sky City Entertainment
      Group, Ltd.                   10,825       32,466
   Telecom Corp. of New
      Zealand, Ltd.                 26,034       52,952
                                             ----------
   TOTAL NEW ZEALAND                            160,813
                                             ----------
NIGERIA - 0.2%
   Access Bank PLC                 299,750       13,956
   African Petroleum PLC*           61,333        7,754
   Dangote Cement PLC               64,000       54,553
   Ecobank Transnational,
      Inc.*                        262,889       24,824
   First Bank of
      Nigeria PLC                  645,152       52,881
   First City Monument
      Bank PLC                     750,000       35,164
   Guaranty Trust
      Bank PLC                     814,820       83,245
   Guinness Nigeria PLC             45,800       73,580
   Nestle Foods
      Nigeria PLC                   17,737       46,523
   Nigerian Breweries
      PLC                          112,400       64,492
   Oando PLC                       186,725       52,406
   Oceanic Bank
      International PLC*           363,000        3,404
   UAC of Nigeria PLC              124,250       31,792
   United Bank For
      Africa PLC                   796,092       29,442
   Zenith Bank, Ltd.               839,175       80,671
                                             ----------
   TOTAL NIGERIA                                654,687
                                             ----------
NORWAY - 0.4%
   Aker Kvaerner ASA                   954       19,097
   Cermaq ASA*                       3,819       61,053
   DnB NOR ASA                      11,488      160,125
   Marine Harvest++                107,749       86,396
   Norsk Hydro ASA                  39,313      301,015
   Orkla ASA                        32,625      310,216
   Renewable Energy
      Corp. ASA*++                  21,079       36,238
   StatoilHydro ASA                 10,758      272,382
   Storebrand ASA                   14,265      121,520
   Telenor ASA                       3,186       52,173
   Yara International ASA            1,098       61,808
                                             ----------
   TOTAL NORWAY                               1,482,023
                                             ----------
OMAN - 0.2%
   Bank Dhofar SAOG(1)              33,622       49,510
   Bank Muscat SAOG                 76,043      146,040
   Dhofar International
      Development &
      Investment Holding
      Co. SAOG(1)                    8,500        9,440
   Galfar Engineering &
      Contracting SAOG              34,540       38,799
   National Bank of
      Oman, Ltd.                    48,170       40,032
   Oman Flour Mills(1)              16,000       22,023
   Oman International Bank          35,404       24,090
   Oman Oil Marketing
      Co.(1)                        13,300       48,343
   Oman
      Telecommunications
      Co.                           35,200      100,003
   Omani Qatari
      Telecommunications
      Co. SAOG                      14,700       25,805
   Renaissance Services
      Co. SAOG                      35,992       79,172
                                             ----------
   TOTAL OMAN                                   583,257
                                             ----------
PAKISTAN - 0.2%
   Engro Chemical
      Pakistan, Ltd.                15,348       29,144
   Fauji Fertilizer Co., Ltd.       39,187       68,533
   HUB Power Co.                   151,500       66,084
   Lucky Cement, Ltd.               15,000       12,360
   MCB Bank Ltd.                    40,700       94,353

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                              Value
                                Shares       (Note 2)
                              -----------   ----------
PAKISTAN - (CONTINUED)
   National Bank
      Of Pakistan                  80,437  $    47,175
   Nishat Mills, Ltd.              55,450       32,469
   Oil & Gas Development
      Co., Ltd.                    44,900       79,903
   Pakistan Oilfields, Ltd.         9,300       38,837
   Pakistan Petroleum, Ltd.        33,144       79,831
   Pakistan State Oil
      Co., Ltd.                    11,700       36,008
   Pakistan
      Telecommunication
      Co., Ltd.                   135,000       22,330
   United Bank, Ltd.               53,000       38,167
                                            ----------
   TOTAL PAKISTAN                              645,194
                                            ----------
PERU - 0.3%
   Alicorp SA(1)                   41,600       81,702
   Banco Continental               23,798       50,201
   Cia de Minas
      Buenaventura
      SA - ADR++                    6,700      254,466
   Cia Minera Milpo SA             34,894       78,050
   Credicorp, Ltd.                  1,200      102,780
   Ferreyros SA(1)                 56,897       54,217
   Luz del Sur SAA                 12,200       27,511
   Minsur SA                       35,670       40,217
   Sociedad Minera Cerro
      Verde SA                      1,400       48,300
   Sociedad Minera el
      Brocal SA                     4,000       54,265
   Southern Copper Corp.            5,600      184,072
                                            ----------
   TOTAL PERU                                  975,781
                                            ----------
PHILIPPINES - 0.4%
   Aboitiz Equity
      Ventures, Inc.(1)           450,300      436,428
   Alliance Global
      Group, Inc.                 135,000       34,081
   Ayala Land, Inc.               300,200      108,068
   Banco De Oro
      Unibank, Inc.                52,400       66,082
   Bank of the Philippine
      Islands                      60,845       82,138
   Energy Development
      Corp.                       411,750       62,615
   Jollibee Foods Corp.            47,600       97,210
   Manila Electric Co.             17,010      107,630
   Metropolitan Bank
      & Trust                      50,813       82,079
   Philex Mining Corp.            338,750      181,745
   Philex Petroleum Corp.(4)       42,344            -
   Philippine Long Distance
      Telephone Co.                 2,800      149,385
   San Miguel Corp.                23,000       61,142
   SM Prime Holdings, Inc.        160,600       43,731
                                            ----------
   TOTAL PHILIPPINES                         1,512,334
                                            ----------
POLAND - 0.8%
   Agora SA                         3,900       25,609
   Asseco Poland SA                 9,673      174,783
   Bank Millennium SA              31,428       61,875
   Bank Pekao SA                    2,540      150,207
   BRE Bank SA*                       320       38,022
   Budimex SA                         950       31,692
   Cersanit-Krasnystaw SA*         13,950       50,606
   Cyfrowy Polsat SA               12,430       74,776
   Eurocash SA                      6,300       67,759
   Galp Energia SGPS
      SA - B Shares                 1,350       32,204
   Getin Holding SA*               18,000       83,871
   Globe Trade Centre SA*           3,600       24,413
   Grupa Kety SA                      450       20,754
   Grupa Lotos SA*                  2,600       42,799
   ING Bank Slaski SA                 200       62,928
   KGHM Polaksa
      Miedz SA*                     4,800      344,757
   LPP SA                              90       73,502
   Mostostal-Warszawa SA              600        6,900
   Multimedia Polska SA*(1)         7,700       26,726
   Netia SA*                       21,500       45,151
   Orbis SA*                        2,900       39,892
   PBG SA*                          1,090       55,040
   Polimex Mostostal SA            47,700       55,999
   Polish Energy
      Partners SA*                  4,100       43,350
   Polska Grupa
      Energetyczna SA              15,300      133,766
   Polski Koncern
      Naftowy Orlen*               11,150      210,374
   Polskie Gornictwo
      Naftowe I
      Gazownictwo SA               61,300       94,091
   Powszechna Kasa
      Oszczednosci
      Bank Polski SA               18,700      286,350

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                              Value
                                Shares       (Note 2)
                              -----------   ----------
POLAND - (CONTINUED)
   Powszechny Zaklad
      Ubezpieczen SA                1,100  $   150,394
   Tauron Polska
      Energia SA                   31,200       74,849
   Telekomunikacja
      Polska SA                    46,720      283,781
   TVN SA                          14,650       86,795
   Zaklad Przetworstwa
      Hutniczego
      Stalprodukt SA                  250       33,725
                                            ----------
   TOTAL POLAND                              2,987,740
                                            ----------
PORTUGAL - 0.1%
   Banco Comercial
      Portugues SA -
      Class R*                     69,882       41,549
   Brisa Auto Estradas
      de Portugal SA               19,778      120,748
   Cimpor Cimentos de
      Portugal SGPS SA                 21          161
   Jeronimo Martins
      SGPS SA                       4,564       87,629
   Portugal Telecom
      SGPS SA                         987        9,786
                                            ----------
   TOTAL PORTUGAL                              259,873
                                            ----------
QATAR - 0.4%
   Barwa Real Estate Co.            3,607       29,815
   Commercial Bank
      of Qatar                      3,008       59,557
   Doha Bank QSC                    2,658       37,518
   Gulf International
      Services OSC                  5,000       40,574
   Industries Qatar                 8,430      315,300
   Masraf Al Rayan*                11,400       72,755
   Qatar Electricity
      & Water Co.                   2,230       88,306
   Qatar Fuel Co.                   1,188       83,028
   Qatar Gas Transport
      Co. Nakilat                  14,400       71,614
   Qatar Insurance Co.              1,715       37,677
   Qatar International
      Islamic Bank                  1,680       21,430
   Qatar Islamic Bank               1,720       36,936
   Qatar National Bank              6,862      265,699
   Qatar Navigation                 2,703       59,382
   Qatar Telecom
      Q-Tel QSC                     3,927      165,103
                                            ----------
   TOTAL QATAR                               1,384,694
                                            ----------
ROMANIA - 0.2%
   Antibiotice(1)                 159,827       27,310
   Banca Transilvania*            239,637      102,576
   Biofarm Bucuresti(1)           481,487       32,646
   BRD-Groupe
      Societe Generale             59,900      287,167
   SNP Petrom SA                1,393,500      182,285
   Transelectrica SA                2,450       18,457
                                            ----------
   TOTAL ROMANIA                               650,441
                                            ----------
RUSSIA - 2.0%
   CTC Media, Inc.++                4,400       93,808
   Fifth Power Generation
      Co., OGK-5*                 321,200       27,463
   Gazprom OAO - ADR
      (New York
      Exchange)*                   73,800    1,073,790
   Irkutsk Electronetwork
      Co. JSC*                     82,604          213
   Irkutskenergo OJSC(1)           79,800       59,970
   JSC Gazprom Neft                 8,500       39,525
   Kamaz OJSC*(1)                  31,400       69,218
   LUKOIL - ADR
      (London Exchange)             5,000      318,000
   Magnit OAO                       1,600      211,200
   Mechel - ADR                     3,000       71,670
   Mining & Metallurgical
      Co., Norilsk Nickel -
      ADR*                          9,500      247,665
   Mobile Telesystems
      OJSC                         37,400      303,688
   Mobile Telesystems
      OJSC - ADR                    2,000       38,040
   NovaTek OAO                     16,200      201,099
   NovaTek OAO - GDR                1,091      150,667
   Novolipetsk Steel
      OJSC - GDR                    2,800      108,920
   Rosneft Oil Co. GDR             81,122      683,047
   Rostelecom - ADR++               1,866       75,573
   RusHydro - ADR                  37,000      177,785
   Sberbank of Russian
      Federation                  586,990    2,160,123
   Severstal - GDR Reg S            2,200       36,300

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                 Value
                                  Shares       (Note 2)
                                -----------   ----------
RUSSIA - (CONTINUED)
   Sistema JSFC
      RegS - GDR                      3,500  $    89,950
   Surgutneftegaz - ADR*             10,000       49,700
   Surgutneftegaz - ADR
      (London Exchange)*             23,500      230,300
   Tatneft - ADR                      4,000      172,400
   TGK-2*                           665,824          133
   TMK OAO(1)                           513        2,642
   TMK OAO RegS - GDR                 1,300       24,245
   VTB Bank OJSC                     84,678      522,040
   X5 Retail Group
      NV - GDR*                       2,700      105,570
                                              ----------
   TOTAL RUSSIA                                7,344,744
                                              ----------
SINGAPORE - 0.6%
   CapitaLand, Ltd.                  58,000      137,409
   City Developments, Ltd.            5,000       42,335
   ComfortDelgro
      Corp., Ltd.                    10,000       11,886
   Cosco Corp.
      Singapore, Ltd.                20,000       31,751
   Fraser & Neave, Ltd.              20,000       94,277
   Genting Singapore
      PLC*                          139,000      218,408
   Golden Agri-
      Resources, Ltd.               518,040      286,793
   Hutchison Port
      Holdings Trust*               91,000       76,895
   Jardine Cycle &
      Carriage, Ltd.                  1,335       46,735
   Keppel Corp., Ltd.                15,700      141,623
   Neptune Orient
      Lines, Ltd.++                  57,500       71,623
   Olam International, Ltd.++         7,000       15,501
   Oversea-Chinese
      Banking Corp., Ltd.            14,000      106,684
   Overseas Union
      Enterprise, Ltd.                8,000       18,562
   SembCorp Industries,
      Ltd.                           39,000      158,439
   SembCorp Marine, Ltd.++           28,000      120,817
   Singapore Airlines, Ltd.          19,000      219,344
   Singapore Exchange, Ltd.          10,000       61,304
   Singapore Land, Ltd.               2,000       11,593
   Singapore Press
      Holdings, Ltd.                  8,000       25,401
   Singapore Technologies
      Engineering, Ltd.               9,000       22,055
   United Industrial
      Corp., Ltd.                     9,000       20,883
   United Overseas
      Bank, Ltd.                      1,000       16,022
   United Overseas
      Land Group, Ltd.               53,000      214,882
   Venture Corp., Ltd.                5,000       34,764
   Wilmar International, Ltd.        24,000      105,903
                                              ----------
   TOTAL SINGAPORE                             2,311,889
                                              ----------
SLOVENIA - 0.2%
   Gorenje Velenje*(1)                2,600       34,499
   Krka dd Novo mesto*                3,470      301,923
   Luka Koper*                        1,120       20,465
   Mercator Poslovni Sistem             300       69,869
   Nova Kreditna Banka
      Maribor*(1)                    11,800      116,189
   Petrol                               210       68,520
   Sava DD*                             100        5,801
   Telekom Slovenije DD                 400       40,604
                                              ----------
   TOTAL SLOVENIA                                657,870
                                              ----------
SOUTH AFRICA - 1.5%
   ABSA Group, Ltd.                   4,900       97,691
   Adcorp Holdings, Ltd.             10,600       44,677
   Aeci, Ltd.                         3,000       37,446
   African Bank
      Investments, Ltd.              20,080      102,214
   African Rainbow
      Minerals, Ltd.                  2,100       58,542
   Anglo Platinum, Ltd.                 900       83,587
   AngloGold Ashanti, Ltd.            5,800      244,890
   ArcelorMittal South
      Africa, Ltd.                    2,610       30,490
   Aspen Pharmacare
      Holdings, Ltd.*                 7,622       94,686
   Aveng, Ltd.                       17,400       92,123
   AVI, Ltd.                         12,300       56,754
   Barloworld, Ltd.                  10,400      105,972
   Bidvest Group, Ltd.               10,925      243,162
   Discovery Holdings, Ltd.           7,999       45,603
   Exxaro Resources, Ltd.             2,300       60,706
   FirstRand, Ltd.                   58,500      171,733
   Foschini, Ltd.                     4,400       57,400
   Fountainhead
      Property Trust                 18,100       17,239
   Gold Fields, Ltd.                  9,500      139,357
   Grindrod, Ltd.                    29,600       61,067

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                               Value
                                 Shares       (Note 2)
                               -----------   ----------
SOUTH AFRICA - (CONTINUED)
   Group Five, Ltd.                  4,500  $    19,899
   Harmony Gold
      Mining Co., Ltd.               7,300       97,110
   Impala Platinum
      Holdings, Ltd.                 6,600      177,830
   Imperial Holdings, Ltd.           3,900       69,933
   Investec, Ltd.                    3,500       28,878
   JSE, Ltd.                         2,600       24,417
   Kumba Iron Ore, Ltd.              1,400      100,210
   Liberty Holdings, Ltd.            2,800       29,773
   Massmart Holdings Ltd.            1,274       26,340
   MMI Holdings, Ltd.               22,679       56,984
   MTN Group, Ltd.                  41,400      881,046
   Murray & Roberts
      Holdings, Ltd.                11,000       48,804
   Nampak, Ltd.                     11,100       37,182
   Naspers, Ltd.                     5,701      322,029
   Nedbank Group, Ltd.               2,800       60,664
   Netcare, Ltd.                    31,200       69,212
   Pick'n Pay Stores, Ltd.           8,300       50,941
   Pretoria Portland Cement
      Co., Ltd.                     10,421       41,303
   Remgro, Ltd.                      7,500      123,784
   Reunert, Ltd.                     6,700       60,571
   RMB Holdings, Ltd.               13,000       51,236
   RMI Holdings                     13,000       23,744
   Sanlam, Ltd.                     29,000      118,199
   Sasol, Ltd.                       6,400      336,933
   Shoprite Holdings, Ltd.          14,473      217,893
   Standard Bank
      Group, Ltd.                   16,900      249,858
   Steinhoff International
      Holdings, Ltd.*               24,400       82,960
   Telkom SA, Ltd.                  10,100       54,968
   The Spar Group, Ltd.              4,200       56,051
   Tiger Brands, Ltd.                2,300       67,179
   Truworths
      International, Ltd.            7,400       80,207
   Wilson Bayly Holmes-
      Ovcon, Ltd.                    2,800       45,550
   Woolworths
      Holdings, Ltd.                10,600       46,637
                                             ----------
   TOTAL SOUTH AFRICA                         5,603,664
                                             ----------
SOUTH KOREA - 1.6%
   Amorepacific Corp.                   30       33,382
   BS Financial
      Group, Inc.*                   3,215       45,470
   Celltrion, Inc.                   7,765      321,466
   Cheil Industries, Inc.              890      106,285
   Daewoo Engineering &
      Construction Co.,
      Ltd.*                          4,364       43,736
   Daewoo International
      Corp.                          1,379       48,952
   Doosan Heavy Industries
      and Construction
      Co., Ltd.                      1,030       54,508
   Doosan Infracore
      Co., Ltd.*                     2,200       48,836
   E-Mart Co., Ltd.*(1)                221       50,611
   Hana Financial
      Group, Inc.                    2,270       79,306
   Hanjin Shipping Co., Ltd.         1,497       31,338
   Hynix Semiconductor,
      Inc.                           3,690       86,578
   Hyosung Corp.                       360       30,954
   Hyundai Department
      Store Co., Ltd.                  430       69,878
   Hyundai Heavy
      Industries                       520      216,007
   Hyundai Merchant
      Marine Co., Ltd.               1,180       34,925
   Hyundai Mobis                       700      262,258
   Hyundai Motor Co.                 2,641      586,257
   Hyundai Securities Co.            2,330       25,970
   Hyundai Steel Co.                   750       90,971
   KB Financial Group, Inc.          4,613      218,196
   KCC Corp.                           120       37,540
   Kia Motors Corp.                  2,120      143,564
   Korea Electric Power
      Corp.*                         3,700       98,248
   Korea Exchange Bank               2,950       26,526
   Korea Zinc Co., Ltd.                300      115,066
   Korean Air Lines
      Co., Ltd.                        800       52,227
   KT Corp.                          1,231       46,927
   KT&G Corp.                        1,400       87,070
   LG Chem, Ltd.                       528      241,337
   LG Corp.                            830       62,426
   LG Display Co., Ltd.              2,660       73,622
   LG Electronics, Inc.              1,070       83,082
   LG Telecom, Ltd.                  5,860       31,780
   Lotte Shopping Co., Ltd.            190       90,582
   Macquarie Korea
      Infrastructure Fund            5,769       26,369

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued


                                               Value
                                 Shares       (Note 2)
                               -----------   ----------
SOUTH KOREA - (CONTINUED)
   Mirae Asset Securities
      Co., Ltd.                        388  $    16,299
   NHN Corp.*                          380       67,269
   OCI Co., Ltd.                       270      101,915
   POSCO                               660      286,836
   S-Oil Corp.                         740       95,303
   Samsung C&T Corp.                 1,000       76,804
   Samsung Card Co.                  1,000       54,138
   Samsung Electro-
      Mechanics Co., Ltd.              470       40,588
   Samsung Electronics
      Co., Ltd.                        950      734,979
   Samsung Fire & Marine
     Insurance Co., Ltd.               630      146,340
   Samsung Heavy
      Industries Co., Ltd.           1,680       74,901
   Samsung Securities
      Co., Ltd.                      1,240       91,753
   Shinhan Financial
      Group Co., Ltd.                4,850      231,223
   Shinsegae Co., Ltd.                  78       24,803
   SK Energy Co., Ltd.                 800      150,236
   SK Holdings Co., Ltd.               320       55,449
   SK Telecom Co., Ltd.                600       90,760
   Woongjin Coway
      Co., Ltd.                      1,510       53,744
   Woori Finance
      Holdings Co., Ltd.             5,090       66,506
   Woori Investment &
      Securities Co., Ltd.           1,600       25,701
                                             ----------
   TOTAL SOUTH KOREA                          6,187,797
                                             ----------
SPAIN - 0.8%
   Abertis Infraestructuras
      SA                             1,790       39,988
   Acciona SA                        1,557      165,255
   Amadeus IT Holding
      SA - Class A*                  2,020       41,919
   Banco de Sabadell SA             40,280      166,475
   Banco Espanol de
      Credito SA                     6,527       50,449
   Banco Popular
      Espanol SA                    53,713      302,300
   Banco Santander Central
      Hispano SA - ADR++             5,461       62,856
   Banco Santander SA               19,426      224,324
   Criteria Caixacorp SA            19,636      137,052
   Ebro Puleva SA                    1,484       34,282
   Enagas                            1,069       25,904
   Endesa SA                         2,227       74,149
   Ferrovial SA                      2,672       33,773
   Gamesa Corp
      Tecnologica SA*                1,166        9,418
   Gas Natural SDG SA               12,685      265,720
   Grifols SA                          850       17,060
   Iberdrola Renovables SA          44,885      198,265
   Industria de Diseno
      Textil SA                      1,630      148,539
   Red Electrica
      Corporacion SA                 1,048       63,260
   Repsol YPF SA                    21,580      749,188
   Sacyr Vallehermoso SA             8,031       75,935
   UBISOFT
   Entertainment*                    5,182       51,949
                                             ----------
   TOTAL SPAIN                                2,938,060
                                             ----------
SWEDEN - 1.8%
   Alfa Laval AB                     2,389       51,480
   Assa Abloy AB - Class B           2,056       55,258
   Atlas Copco AB -
      A Shares                      20,500      539,627
   Atlas Copco AB -
      B Shares                       8,410      197,978
   Bankas Snoras AB*                55,450       26,857
   Boliden AB                       15,824      292,203
   CDON Group AB*                      191        1,163
   Electrolux AB - Class B           1,414       33,734
   Elekta AB - Class B               4,050      191,833
   Getinge AB - Class B              3,913      105,044
   Hennes & Mauritz
      AB - Class B                   6,857      236,437
   Hexagon AB                        2,016       49,657
   Holmen AB - Class B               2,300       71,707
   Husqvarna AB - Class B            2,400       15,894
   Investor AB - Class B            13,736      314,886
   Kinnevik Investment
      AB - Class B                     645       14,327
   Millicom International
      Cellular SA                      445       46,433
   Modern Times - Class B              191       12,613
   Nibe Industrier AB++              2,169       37,549
   Nordea Bank AB                   25,471      273,830
   Ratos AB - B Shares                 424        8,145
   SAAB AB - Class B                 3,719       85,079
   Sandvik AB                       18,785      329,358
   Scania AB - Class B              15,764      365,614

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued


                                               Value
                                 Shares       (Note 2)
                               -----------   ----------
SWEDEN - (CONTINUED)
   Skandinaviska Enskilda
      Banken AB                     34,304  $   280,389
   Skanska AB - Class B                800       14,317
   SKF AB - Class B                  2,311       66,862
   SSAB AB - Class A                 8,355      124,892
   SSAB AB - Class B                 1,865       24,443
   Svenska Cellulosa AB -
      Class B                       22,036      310,236
   Swedbank AB
      (ForeningsSparbanken
      AB) - Class A                 32,327      543,281
   Swedish Match AB                 10,517      352,662
   Tele2 AB - Class B                1,876       37,074
   Telefonaktiebolaget LM
      Ericsson - ADR                24,700      355,186
   Telefonaktiebolaget LM
      Ericsson - Class B            26,916      388,089
   TeliaSonera AB                   23,764      174,326
   Trelleborg AB - Class B             734        8,158
   Volvo AB - Class B               32,436      566,651
                                             ----------
   TOTAL SWEDEN                               6,603,272
                                             ----------

SWITZERLAND - 4.2%
   ABB, Ltd.*                       56,517    1,465,442
   Actelion, Ltd.*                   5,825      286,902
   Adecco SA*                        3,132      200,791
   Aryzta AG                           483       25,881
   Baloise Holding AG                3,766      388,582
   Barry Callebaut AG*                  73       72,327
   Compagnie Financiere
      Richemont SA                   6,566      429,924
   Dufry Group
      Registered Shares*             1,863      234,662
   Flughafen Zuerich AG                170       77,594
   Forbo Holding AG*                   295      223,860
   Galenica Holding AG                 204      130,541
   Geberit AG*                         219       51,888
   Givaudan SA*                        175      185,147
   Holcim, Ltd.*                     8,014      604,803
   Julius Baer Group, Ltd.*          1,618       66,837
   Kuehne & Nagel
      International AG                 314       47,656
   Lindt & Spruengli AG                  1       36,450
   Lindt & Spruengli AG                  4       12,465
   Lonza Group AG*                   4,456      348,742
   Nestle SA                        45,947    2,855,463
   Nobel Biocare
      Holding AG*                    5,972      121,749
   Novartis AG - ADR                 9,089      555,429
   Pargesa Holding SA                5,138      476,063
   Roche Holding AG -
      Genusschein                    6,080    1,017,491
   Schindler Holding AG                125       15,180
   Schindler Holding AG -
      Part. Cert.                      282       34,279
   SGS SA                               43       81,627
   Sika AG                              51      122,958
   Sonova Holdings AG
      (Phonak Holding
      AG)*                             261       24,369
   Straumann Holding AG
      Registered Shares                 45       10,839
   Sulzer AG                           170       27,661
   Swatch Group AG                     658      331,681
   Swiss Life Holding AG*            3,261      534,870
   Swiss Re Ltd.*                   16,161      907,476
   Syngenta AG*                      2,581      871,231
   Synthes, Inc.                       343       60,339
   The Swatch Group AG                 250       22,450
   Transocean, Ltd.                  2,117      136,674
   UBS AG*                          73,479    1,339,795
   Zurich Financial
      Services AG*                   5,567    1,407,724
                                             ----------
   TOTAL SWITZERLAND                         15,845,842
                                             ----------
TAIWAN - 1.7%
   Acer, Inc.                       28,870       50,255
   Advanced Semiconductor
      Engineering, Inc.             71,451       78,358
   Asia Cement Corp.                39,359       56,181
   Asustek Computer, Inc.*           6,312       62,629
   AU Optronics Corp.*              54,125       36,933
   Catcher Technology
      Co., Ltd.                      9,438       59,473
   Cathay Financial
      Holding Co., Ltd.             87,650      135,640
   Chang Hwa Commercial
      Bank                          67,000       55,049
   China Airlines*                  80,004       54,314
   China Development
      Financial Holding
      Corp.                        190,868       77,414
   China Steel Corp.               137,374      165,479
   Chinatrust Financial
      Holding Co., Ltd.            167,964      146,190

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                               Value
                                 Shares      (Note 2)
                               -----------  ----------
TAIWAN - (CONTINUED)
   Chunghwa Telecom
      Co., Ltd.                     59,024     203,024
   Compal Electronics, Inc.         59,735      73,204
   D-Link Corp.                     36,046      32,942
   Delta Electronics, Inc.          12,888      47,337
   Epistar Corp.                    10,099      29,956
   Far Eastern Department
      Stores Co., Ltd.              44,341      88,764
   Far EasTone
      Telecommunications
      Co., Ltd.                     68,000     108,427
   First Financial Holding
      Co., Ltd.                     78,679      65,056
   Formosa Chemicals &
      Fibre Corp.                   37,950     141,370
   Formosa Petrochemical
      Corp.                         28,990     101,937
   Formosa Plastics Corp.           60,040     216,343
   Fubon Financial
      Holding Co., Ltd.             45,148      69,396
   HannStar Display Corp.*         144,049      21,514
   High Tech Computer
      Corp.                         29,258     983,976
   HON HAI Precision
      Industry Co., Ltd.            64,486     221,139
   Hotai Motor Co., Ltd.            20,000      75,200
   Hua Nan Financial
      Holdings Co., Ltd.            74,261      57,654
   Innolux Display Corp.*           68,389      48,809
   Lien Hwa Industrial
      Corp.*                        72,918      55,342
   Lite-On Technology
      Corp.                         33,724      44,381
   MediaTek  Inc.                   10,082     109,513
   Mega Financial Holding
      Co., Ltd.                    129,000     112,727
   Motech Industries, Inc.          11,628      44,936
   Nan Kang Rubber
      Tire Co., Ltd.*               21,800      35,519
   Nan Ya Plastics Corp.            74,730     199,290
   Nanya Technology
      Corp.*                        44,327      12,500
   Novatek Microelectronics
      Corp., Ltd.                   10,145      32,671
   Pegatron Corp.*                  16,990      17,597
   POU Chen Corp                    96,157      88,713
   Powerchip Semiconductor
      Corp.*                        66,340       8,268
   President Chain
      Store Corp.                   12,496      72,217
   Quanta Computer, Inc.            40,571      96,048
   Realtek Semiconductor
      Corp.                          8,739      16,855
   Shin Kong Financial
      Holding Co., Ltd.*            78,586      33,789
   Siliconware Precision
      Industries Co.                36,000      46,311
   Sino-American Silicon
      Products, Inc.                12,562      41,416
   SinoPac Financial
      Holdings Co., Ltd.           121,000      52,236
   Synnex Technology
      International Corp.           23,941      58,095
   Tainan Spinning Co., Ltd.       110,160      69,417
   Taishin Financial
      Holding Co., Ltd.*            84,859      50,372
   Taiwan Cement Corp.              62,057      92,469
   Taiwan Cooperative Bank          46,550      37,842
   Taiwan Fertilizer
      Co., Ltd.                     16,000      49,186
   Taiwan Kolin Co., Ltd.*(4)      141,000           -
   Taiwan Mobile Co., Ltd.          56,527     153,108
   Taiwan Semiconductor
      Manufacturing
      Co., Ltd.                    182,906     459,756
   Tatung Co., Ltd.*               120,916      55,988
   Tung Ho Steel
      Enterprise Corp.              37,476      42,534
   Uni-President
      Enterprises Corp.             81,478     118,004
   United Microelectronics
      Corp.                        131,000      64,990
   Walsin Lihwa Corp.*             120,000      60,160
   Wistron Corp.                    29,045      51,571
   Yuanta Financial
      Holding Co., Ltd.            100,000      69,281
   Yulon Motor Co., Ltd.            22,640      55,568
   Zinwell Corp.                    22,435      33,898
                                            ----------
   TOTAL TAIWAN                              6,206,531
                                            ----------
THAILAND - 0.7%
   Advanced Info Service
      PCL - For. Reg.               77,200     261,312
   Airports of Thailand PCL         49,900      58,467
   Bangkok Bank PCL                 19,300      99,562

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                 Value
                                   Shares       (Note 2)
                                -----------    ----------
THAILAND - (CONTINUED)
   Bangkok Dusit Medical
      Service PCL                     20,600  $    35,367
   Bangkok Expressway
      PCL                             50,500       29,421
   BEC World PCL                      63,300       71,077
   Bumrungrad Hospital
      PCL                             16,000       19,007
   CalComp Electronics
      Thailand PCL                   211,500       22,441
   Central Pattana PCL                44,600       42,459
   Charoen Pokphand
      Foods PCL                      140,200      134,610
   CP ALL PCL                        103,000      148,340
   Electricity
      Generating PCL                  15,300       46,311
   Hana Microelectronics
      PCL                            131,800       99,949
   IRPC PCL                          269,900       46,997
   Kasikornbank PCL                      100          400
   Kasikornbank
      PCL - For. Reg.                 33,200      135,069
   Khon Kaen Sugar
      Industry PCL                    39,100       17,180
   Krung Thai Bank PCL               141,500       86,581
   Minor International PCL           122,850       45,582
   PTT Aromatics &
      Refining PCL                    59,778       72,959
   PTT Chemical
      PCL - Foreign                   14,400       68,895
   PTT Exploration &
      Production PCL                  31,800      176,983
   PTT Exploration &
      Production PCL -
      For. Reg.                          300        1,670
   PTT PCL                            25,200      274,760
   Quality House PCL                 838,700       48,862
   Ratchaburi Electricity
      Generating
      Holding PCL                     46,000       62,506
   Siam Cement PCL                    10,000      132,791
   Siam City Cement PCL                4,600       32,039
   Siam Commercial
      Bank PCL                        22,000       79,479
   Siam Commercial
      Bank PCL - For. Reg.            12,000       43,352
   Siam Makro PCL                      3,300       21,051
   Thai Airways
   International PCL                  46,000       43,417
   Thai Beverage PCL                 496,000      111,048
   Thai Oil PCL                       25,600       62,073
   Thai Union Frozen
      Products PCL                    17,220       26,902
   TMB Bank PCL                      546,200       35,554
   Total Access
      Communication PCL               31,000       55,335
   Total Access Communication
      PCL - NVDR                      34,000       60,586
                                               ----------
   TOTAL THAILAND                               2,810,394
                                               ----------
TURKEY - 0.7%
   Akbank TAS                         43,103      199,182
   Akcansa Cimento AS                  4,900       21,738
   Akenerji Electrik
      Uretim AS*                       5,752       13,289
   Anadolu Efes Biracilik
      ve Malt Sanayii AS               7,963      107,694
   Anadolu Efes Biracilik
      ve Malt Sanayii
      AS - ADR                             3            8
   Arcelik AS                         13,520       69,141
   Bim Birlesik
      Magazalar AS                     3,500      113,755
   Cimsa Cimento Sanayi
      ve Tica                          4,400       23,478
   Dogan Sirketler Grubu
      Holding AS*                     85,907       47,638
   Dogus Otomotiv Servis
      ve Ticaret AS*                  13,000       36,525
   Eczacibasi Ilac Sanayi             19,500       26,433
   Enka Insaat ve Sanayi AS           37,391      114,039
   Eregli Demir ve Celik
      Fabrikalari TAS                 54,221      138,310
   Haci Omer Sabinci
      Holding AS                      27,778      116,726
   Ihlas Holding*                     53,700       38,050
   Kardemir Karabuk Demir
      Celik Sanayi ve
      Ticaret AS*                     68,862       39,883
   KOC Holding AS                     38,014      163,486
   Petkim Petrokimya
      Holding AS*                     24,518       37,011
   Petrol Ofisi AS                     6,494       23,767
   TAV Havalimanlari
      Holding AS*                      6,700       33,603
   Tofas Turk Otomobil
   Fabrikasi AS                        3,100       14,134

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                 Value
                                   Shares       (Note 2)
                                 -----------   ----------
TURKEY - (CONTINUED)
   Tupras-Turkiye
      Petrol Rafine                    5,846  $   143,359
   Turk Hava Yollari
      Anonim Ortakligi*               25,900       67,822
   Turk Telekomunikasyon
      AS                              24,947      131,883
   Turkcell Iletisim
      Hizmet AS*                      34,208      183,792
   Turkiye Garanti
      Bankasi AS                      58,053      263,259
   Turkiye Halk Bankasi AS             8,554       64,036
   Turkiye Is Bankasi                 44,642      136,979
   Turkiye Vakiflar
      Bankasi Tao                     16,700       37,763
   Ulker Biskuvi Sanayi AS             8,021       27,873
   Yapi ve Kredi
      Bankasi AS*                     28,578       71,841
   Yazicilar Holding AS                2,500       17,945
                                               ----------
   TOTAL TURKEY                                 2,524,442
                                               ----------
UNITED ARAB EMIRATES - 0.3%
   Aabar Investments
      PJSC*(1)(4)                     83,600       16,502
   Abu Dhabi
      Commercial Bank*                60,000       49,006
   Abu Dhabi
      National Hotels                 50,000       34,168
   Air Arabia                        411,400       74,316
   Aldar Properties PJSC*             61,000       20,702
   Amlak Finance PJSC*(4)             50,900            -
   Arabtec Holding Co.*              224,375       78,762
   Dana Gas PJSC*                    469,700       78,304
   DP World, Ltd.                     17,170      210,848
   Dubai Financial Market*           144,800       46,318
   Dubai Islamic
      Bank PJSC                       65,548       36,001
   Emaar Properties PJSC             223,200      184,716
   Emirates NBD PJSC                  52,030       58,785
   First Gulf Bank PJSC               17,999       87,599
   Gulf Cement Co.(1)                 65,000       20,174
   National Bank of
      Abu Dhabi PJSC                  56,544      170,285
   Tabreed*                           36,199       10,277
   Union National
      Bank/Abu Dhabi                  86,416       85,262
   Union Properties PJSC*             65,340        7,006
                                               ----------
   TOTAL UNITED ARAB EMIRATES                   1,269,031
                                               ----------
UNITED KINGDOM - 10.3%
   3i Group PLC                       10,188       45,963
   Admiral Group PLC                   1,164       31,030
   Aggreko PLC                         1,509       46,718
   Amec PLC                            7,164      125,097
   Anglo American PLC
      (London Exchange)               21,113    1,046,213
   Antofagasta PLC
      (Johannesburg
      Exchange)                        2,244       50,205
   ARM Holdings PLC                   29,204      275,602
   Ashtead Group PLC                  18,790       51,267
   Associated British
      Foods PLC                       65,177    1,132,885
   AstraZeneca PLC                    15,316      763,993
   Autonomy Corp. PLC*                 1,283       35,150
   Aviva PLC                         106,173      748,069
   Babcock International
      Group PLC                        2,062       23,563
   BAE Systems PLC                   111,527      570,102
   Balfour Beatty PLC                  1,949        9,650
   Barclays PLC                       50,250      206,824
   Barclays PLC - ADR++               56,612      930,135
   Bellway PLC                         3,746       42,987
   BG Group PLC                       49,116    1,114,642
   BHP Billiton PLC                   51,358    2,021,118
   Bodycote PLC                       48,616      290,181
   Booker Group PLC                   67,210       72,973
   BP PLC - ADR                       28,148    1,246,675
   British American
      Tobacco PLC                     13,218      579,363
   British Sky Broadcasting
      Group PLC                        8,584      116,622
   Bunzl PLC                           1,926       24,111
   Burberry Group PLC                  7,797      181,451
   Cairn Energy PLC*                  37,603      250,337
   Carnival PLC                        1,008       39,037
   Carnival PLC - ADR                  4,976      193,268
   Centrica PLC                       32,903      170,728
   Cobham PLC                          6,837       23,219
   Compass Group PLC                  32,399      312,514
   Devro PLC                          25,388      109,975
   Diageo PLC                         24,710      504,852
   Drax Group PLC                     67,901      548,705
   Eurasian Natural
      Resources Corp.                 18,128      227,375
   Fenner PLC                          7,697       49,599
   G4S PLC                             8,338       37,443
   GKN PLC                            56,819      211,383

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                           Value
                                                             Shares       (Note 2)
                                                          -----------   ------------
UNITED KINGDOM - (CONTINUED)
 Greggs PLC                                                     5,533   $     47,110
 HFC Bank Ghana, Ltd.                                         243,750         64,325
 Hikma Pharmaceuticals PLC                                     13,577        165,608
 HSBC Holdings PLC                                            346,045      3,434,513
 ICAP PLC                                                       3,213         24,391
 Imperial Tobacco Group PLC                                    42,558      1,414,570
 Inmarsat PLC                                                   2,496         22,273
 Intercontinental Hotels Group PLC                              1,698         34,747
 International Consolidated Airlines Group*                    13,833         56,325
 International Power PLC                                       44,169        228,051
 Intertek Group PLC                                             1,153         36,511
 Invensys PLC                                                   4,513         23,316
 ITV PLC*                                                      21,905         25,137
 J Sainsbury PLC                                              147,375        779,131
 Johnson Matthey PLC                                            1,263         39,852
 Kazakhmys PLC                                                 38,926        862,148
 Kingfisher PLC                                               102,026        437,533
 Lloyds Banking Group PLC*                                    442,871        348,286
 Lloyds Banking Group PLC - ADR*                                7,315         22,823
 Lonmin PLC                                                       941         21,944
 Man Group PLC                                                 22,548         85,767
 Marks & Spencer Group PLC                                     94,622        548,837
 McBride PLC                                                   26,010         57,712
 MISYS PLC*                                                    24,131        162,663
 Mondi PLC                                                     14,786        147,250
 Morgan Crucible Co. PLC                                       14,632         72,306
 National Grid PLC                                             14,073        138,343
 New World Resources PLC                                       13,870        203,861
 Next PLC                                                       1,099         41,009
 Old Mutual PLC                                               236,253        505,820
 Pearson PLC - ADR                                              9,534        181,241
 Persimmon PLC                                                  6,733         52,118
 Petrofac, Ltd.                                                 4,783        116,222
 Premier Oil PLC*                                              17,764        127,328
 Randgold Resources, Ltd.                                         804         67,810
 Reckitt Benckiser Group PLC                                    7,980        440,580
 Reed Elsevier PLC                                              2,499         22,701
 Rexam PLC                                                     24,068        147,868
 Rio Tinto PLC                                                 39,155      2,821,923
 Rolls-Royce Group PLC(4)                                   1,860,960          2,987
 Rolls-Royce Holdings PLC*                                     19,385        200,673
 Rotork PLC                                                     2,891         78,229
 Royal Bank of Scotland Group PLC*                            185,207        114,322
 Royal Bank of Scotland Group PLC - ADR*++                     12,237        152,351
 SABMiller PLC                                                  7,473        272,440
 Schroders PLC                                                    648         16,089
 Scottish & Southern Energy PLC                                 2,692         60,185
 Serco Group PLC                                                2,809         24,908
 Severn Trent PLC                                               1,386         32,744
 Shire PLC                                                      9,337        291,468
 Smith & Nephew PLC                                            16,093        171,760
 Smiths Group PLC - Class B                                     2,301         44,353
 Standard Chartered PLC                                        15,608        410,322
 Subsea 7 SA*                                                   2,700         69,062
 Tesco PLC                                                     52,553        339,068
 The Capita Group PLC                                           4,252         48,828
 The Sage Group PLC                                            21,655        100,408
 The Weir Group PLC                                             1,346         45,949
 Thomas Cook Group PLC                                         69,643        148,659
 Travis Perkins PLC                                             3,143         49,914
 TUI Travel PLC                                                22,500         81,034
 Tullow Oil PLC                                                 7,646        152,167
 Unilever PLC                                                   8,196        263,874
 Vedanta Resources PLC                                         11,299        379,734
 Vodafone Group PLC                                           125,372        332,611
 Vodafone Group PLC - ADR                                     130,849      3,496,285
 Whitbread PLC                                                  1,014         26,283
 WM Morrison Supermarkets PLC                                 153,214        732,049
 Wolseley PLC                                                   8,150        265,794
 WPP PLC                                                       18,769        234,963
 Xstrata PLC                                                   66,407      1,461,749
                                                                          ----------
TOTAL UNITED KINGDOM                                                      38,592,239
                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                           Value
                                                             Shares       (Note 2)
                                                          -----------   ------------
UNITED STATES - 0.1%
 Brookfield Properties Corp.                                   14,400   $    278,161
 Phoenix Group Holdings LLC                                     6,872         67,223
 Shaw Communication, Inc. - Class B                             2,000         45,660
 Thomson Reuters Corp.                                          2,793        104,905
                                                                          ----------
 TOTAL UNITED STATES                                                         495,949
                                                                          ----------

VIETNAM - 0.0%
 Dragon Capital -
  Vietnam Enterprise
  Investments, Ltd.*(1)                                       101,745        181,106
                                                                          ----------
 TOTAL VIETNAM                                                               181,106
                                                                          ----------
 TOTAL COMMON STOCK
  (COST $264,320,559)                                                    303,577,947
                                                                          ----------

EXCHANGE-TRADED FUNDS - 8.3%
 iShares MSCI EAFE Small Cap Index Fund                       150,000      6,544,500
 Market Vectors - Gold Miners ETF                               1,997        109,016
 SPDR S&P International Small Cap ETF++                       717,130     22,776,049
 Vanguard Emerging Markets Fund ETF++                          34,300      1,667,666
                                                                          ----------
  TOTAL EXCHANGE-TRADED FUNDS
  (COST $30,037,219)                                                      31,097,231
                                                                          ----------

PREFERRED STOCK - 1.5%
BRAZIL - 0.9%
 AES Tiete SA, 11.34%                                           3,080         50,128
 Banco Bradesco SA, 0.59%                                       12,793        259,032
 Banco Itau Holding
  Financeira SA, 0.44%                                         15,022        348,346
 Bradespar SA, 0.59%                                            1,900         47,785
 Braskem SA -
  Class A, 0.00%*                                               3,300         46,963
 Cia de Bebidas das
  Americas, 0.64%                                               9,535        312,508
 Cia Energetica de
  Minas Gerais, 2.93% .                                         6,108        123,518
 Cia Energetica de
  Sao Paulo, 0.95%                                              4,100         79,995
 Cia Vale do Rio Doce -
  Class A, 3.37%                                               21,800        622,717
 Eletropaulo Metropolitana
  Eletricidade de
  Sao Paulo SA, 12.12%                                            960         20,896
 Gerdau SA, 0.74%                                               4,600         47,838
 Gol Linhas Aereas
  Inteligentes SA, 3.03%                                        1,000         11,957
 Investimentos Itau
  SA, 0.62%                                                    28,697        218,815
 Lojas Americanas
  SA, 0.35%                                                     8,357         80,862
 Marcopolo SA, 1.47%                                            8,000         35,831
 Metalurgica
  Gerdau SA, 1.49%                                              3,500         44,562
 Petroleo Brasileiro
  SA, 1.07%                                                    45,400        686,534
 Telecomunicacoes de
  Sao Paulo SA, 4.46% .                                         4,310        125,656
 Tim Participacoes
  SA, 2.84%                                                    10,000         48,313
 Ultrapar Participacoes
  SA, 2.73%                                                     4,000         71,099
 Usinas Siderurgicas de
  Minas Gerais SA -
  Class A, 1.26%                                                4,300         37,775
                                                                          ----------
 TOTAL BRAZIL                                                              3,321,130
                                                                          ----------

CHILE - 0.1%
 Embotelladora Andina
  SA - Class B, 2.42% .                                        10,300         49,147
 Sociedad Quimica y Minera
  de Chile SA B, 3.94%                                          2,500        162,352
                                                                          ----------
 TOTAL CHILE                                                                 211,499
                                                                          ----------

CROATIA - 0.0%
 Adris Grupa DD, 2.22% .                                          579         29,231
                                                                          ----------
 TOTAL CROATIA                                                                29,231
                                                                          ----------

GERMANY - 0.5%
 Bayerische Motoren
  Werke AG, 2.93%                                                 309         19,643
 Henkel AG & KGaA-
  Vorzug, 2.28%                                                 6,186        429,426

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                           Value
                                                             Shares       (Note 2)
                                                          -----------   ------------
GERMANY - (CONTINUED)
 Jungheinrich AG, 5.91% .                                       1,103   $     46,546
 Porsche Automobil
  Holding SE
  AG, 1.44%                                                     6,770        537,021
 Volkswagen AG, 3.74%                                           4,170        860,813
                                                                          ----------
 TOTAL GERMANY                                                             1,893,449
                                                                          ----------
RUSSIA - 0.0%
  Transneft, 1.54%                                                 25         36,250
                                                                          ----------
 TOTAL RUSSIA                                                                 36,250
                                                                          ----------
THAILAND - 0.0%
 Siam Commercial Bank
  PCL, 5.25%                                                   16,600         60,916
                                                                          ----------
 TOTAL THAILAND                                                               60,916
                                                                          ----------
 TOTAL PREFERRED STOCK
  (COST $3,738,797)                                                        5,552,475
                                                                          ----------
RIGHTS - 0.0%
CHILE - 0.0%
 Cia Sud Americana de
  Vapores SA*
  Exp. 06/30/11                                                 8,596             18
 Grupo Security SA*(4)
  Exp. 07/10/11                                                 5,870              -
                                                                          ----------
 TOTAL CHILE                                                                      18
                                                                          ----------
CHINA - 0.0%
 China Citic Bank Corp.*(4)
  Exp. 07/25/11                                                16,800          1,813
                                                                          ----------
 TOTAL CHINA                                                                   1,813
                                                                          ----------
COLOMBIA- 0.0%
 Grupo Nutresa SA
  Exp. 07/01/11                                                   810              -
                                                                          ----------
 TOTAL COLOMBIA                                                                    -
                                                                          ----------
ITALY- 0.0%
 Banca Monte dei Paschi
  di Siena SpA*++
  Exp. 07/08/11                                               101,271          7,784
                                                                          ----------
TOTAL ITALY                                                                    7,784
                                                                          ----------
MOROCCO - 0.0%
 Douja Promotion Groupe
  Addoha SA*                                                    6,000       $ 74,834
 Lafarge Ciments*                                                 110         63,046
                                                                          ----------
 TOTAL MOROCCO                                                               137,880
                                                                          ----------
SPAIN - 0.0%
 Banco Popular
  Espanol SA*
  Exp. 07/11/11                                                53,713          3,894
 Criteria CaixaCorp SA*
  Exp. 07/15/11                                                19,636          1,481
                                                                          ----------
TOTAL SPAIN                                                                    5,375
                                                                          ----------
TOTAL RIGHTS
  (COST $176,874)                                                            152,870
                                                                          ----------
CALL WARRANTS*- 1.5%
 Citigroup Global Markets
  Holdings, Inc. -
  Al-Qurain
  Petrochemicals Co.
  Exp. 11/02/13                                                40,000         28,863
  Gulf Bank
  Exp. 11/04/13                                                25,000         49,198
  Kuwait Food Co.
  Exp. 11/15/13                                                10,000         56,851
  Kuwait Real Estate Co.
  Exp. 11/15/13                                               120,000         21,647
  Mena Holdings
  Exp. 11/15/13                                                35,000          3,312
  National Real Estate
  Bank for Development
  Exp. 11/04/13                                                40,000         12,245
  Boubyan Bank K.S.C.
  Exp. 10/14/13                                                20,000         43,732
  Commercial Bank of
  Kuwait Exp. 02/25/14                                         10,000         32,063
  Kuwait Finance House
  Exp. 01/14/14                                                30,000        109,306
  Mobile
  Telecommunication
  Co. Exp. 09/20/13                                            62,500        236,829
  National Bank of Kuwait
  Exp. 10/15/13                                                40,000        169,059
  National Industries
  Group Holdings
  Exp. 01/14/14                                                75,000         62,304

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                             Value
                                                               Shares       (Note 2)
                                                            -----------   ------------
CALL WARRANTS - (CONTINUED)
 Citigroup Global Markets
  Holdings, Inc. (Continued)
  National Investment Co.
  Exp. 10/04/13                                                 30,000        $25,146
  Public Warehousing Co.
  Exp. 03/17/14                                                 15,000         18,035
  Boubyan Petrochemicals
  Exp. 08/05/19                                                 60,000        129,009
  Gulf Cable and Electrical
  Industries Co.
  Exp. 11/04/13                                                 12,500         71,064
 JPMorgan Chase Bank NA-
  CW14 KINHDO Corp.,
  Exp. 12/08/14                                                 21,700         37,423
  CW14 Vincom JSC
  Exp. 12/16/14                                                 19,841        128,563
  CW15 FPT Corp.
  Exp. 01/13/15                                                 29,400         68,607
  CW15 HAGL JSC
  Exp. 03/03/15                                                 43,050         81,794
  CW15 HOA Phat Group
  JSC Exp. 03/03/15                                             48,700         72,599
  CW15 PHA LAI
  Thermal Power
  Exp. 01/13/15                                                 58,600         22,549
 Merrill Lynch Int'l & Co. -
  CW15 Aditya Birla
  Nuvo Ltd.,
  Exp. 6/11/15                                                   1,600         32,269
  CW15 Axis Bank, Ltd.,
  Exp. 03/16/15                                                  3,760        108,259
  CW15 Container
  Corporation of India,
  Ltd., Exp. 02/02/15                                            2,500         57,825
  CW15 ITC Ltd.,
  Exp. 08/04/15                                                 27,500        125,053
  CW15 Jaiprakash
  Associates, Ltd.,
  Exp. 06/15/15                                                 28,900         52,354
  CW10 Burgan Bank,
  Exp. 04/24/13                                                 30,000         55,746
  CW11 Cairn India, Ltd.,
  Exp. 12/27/11                                                  8,870         61,959
  CW11 Cipla, Ltd./India,
  Exp. 08/16/11                                                  6,800         50,440
  CW11 Indian Oil Corp.,
  Ltd., Exp. 08/25/11                                            9,200         69,438
  CW11 Reliance Capital,
  Ltd., Exp. 09/20/11                                            3,100         40,179
  CW11 Tata Steel, Ltd.,
  Exp. 10/18/11                                                  4,750         64,949
  CW12 ABB Ltd. India,
  Exp. 06/27/12                                                  2,560         50,222
  CW12 Bharti Airtel
  Exp. 06/29/12                                                 37,396        331,185
  CW12 Colgate Palmolive
  India, Ltd.,
  Exp. 10/25/12                                                  2,500         55,027
  CW12 DLF, Ltd.,
  Exp. 06/21/12                                                 11,800         55,642
  CW12 Essar Oil, Ltd.,
  Exp. 07/20/12                                                  5,730         15,997
  CW12 Kotak Mahindra
  Bank, Ltd.,
  Exp. 04/20/12                                                  7,400         79,480
  CW12 Mundra Port and
  Special Economic Zone,
  Ltd., Exp. 11/23/12                                           21,000         76,203
  CW12 Power Grid Corp
  of India, Ltd.,
  Exp. 09/27/12                                                 24,600         60,356
  CW12 Punj Lloyd, Ltd.,
  Exp. 06/25/12                                                  4,400          7,483
  CW13 Jindal Steel &
  Power, Ltd.,
  Exp. 01/30/13                                                  4,700         68,689
  CW13 Piramal
  Healthcare, Ltd.,
  Exp. 02/05/13                                                  4,505         40,104
  CW13 Reliance Power
  Exp. 02/04/13                                                 23,200         60,248
  CW14 Larsen & Toubro,
  Ltd., Exp. 06/10/14                                            1,900         77,824
  CW14 NTPC, Ltd.,
  Exp. 10/06/14                                                 35,073        146,878
  CW14 Sesa Goa, Ltd.,
  Exp. 12/04/14                                                  4,700         29,713
  CW14 Steel Authority
  of India, Ltd.,
  Exp. 03/25/14                                                  9,100         28,036
  CW14 Tata Consultancy
  Services, Ltd.,
  Exp. 08/06/14                                                  5,840        154,453

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
  INVESTMENTS / JUNE 30, 2011 - continued

                                                                            Value
                                                              Shares       (Note 2)
                                                           -----------   ------------
CALL WARRANTS - (CONTINUED)
 Merrill Lynch Int'l & Co. (Continued)
  CW14 Ultratech
  Cement Ltd.,
  Exp. 06/10/14                                                  3,571   $     73,732
  CW15 Bharat Heavy
  Electricals Ltd.,
  Exp. 08/17/15                                                  1,594         73,237
  CW15 HDFC Bank Ltd.,
  Exp. 05/26/15                                                  3,651        204,728
  CW15 Housing
  Development Finance
  Corp., Exp. 08/19/15 .                                        16,000        250,450
  CW15 Infrastructure
  Development Finance
  Co., Ltd.,
  Exp. 07/29/15                                                 16,800         49,388
  CW15 Nestle India Ltd.,
  Exp. 09/17/15                                                  1,500        138,072
  CW15 Ranbaxy
  Laboratories Ltd.,
  Exp. 10/26/15                                                  5,000         60,649
  CW15 Sterlite Industries
  India Ltd.,
  Exp. 06/24/15                                                 18,000         67,858
  CW15 Sun
  Pharmaceuticals
  Industries, Ltd.,
  Exp. 02/02/15                                                 12,000        133,874
  CW15 Suzlon Energy
  Ltd., Exp. 08/15/15                                           43,500         46,736
  CW15 Tata Power Co.
  Ltd., Exp. 09/17/15                                            3,440        100,626
  CW15 Unitech Ltd.,
  Exp. 07/07/15                                                 46,200         33,074
  Dr. Reddys Labs
  Exp. 12/17/15                                                  1,700         58,409
  Grasim Industries Ltd.
  Exp. 04/18/16                                                    300         13,982
  Hero Honda Motors Ltd.
  Exp. 04/18/16                                                  2,200         91,441
  Hindustan Unilever Ltd.,
  Exp 12/14/15                                                  20,000        152,678
  Mahindra & Mahindra
  Ltd. Exp. 12/10/15                                             7,700        119,908
  Maruti Suzuki India
  Ltd. Exp. 11/30/15                                             1,400         36,339
 Merrill Lynch Int'l & Co.
  Oil & Natural Gas Corp.,
  Ltd., Exp 02/08/16                                            27,028        165,905
  Reliance Communications,
  Exp. 12/28/15                                                 30,229         64,820
  United Spirits Ltd.,
  Exp. 01/13/16                                                  2,200         48,072
                                                                          -----------
 TOTAL CALL WARRANTS
  (Cost $5,357,089)                                                         5,520,187
                                                                          -----------

CERTIFICATES* - 0.2%*
 HSBC Bank PLC -
  Al Rajhi Bank,
  Exp. 04/30/12                                                  3,200         62,288
  Alinma Bank,
  Exp. 06/04/12                                                 10,150         26,929
  Almari Co., Ltd.,
  Exp. 03/27/12                                                  1,600         40,317
  Arab National Bank,
  Exp. 06/04/12                                                  3,923         30,754
  Banque Saudi Fransi,
  Exp. 04/30/12                                                  3,300         38,981
  Ethad Etisalat Co.,
  Exp. 04/02/12                                                  4,700         65,795
  National Industrialization
  Co., Exp. 05/14/12                                             7,502         87,016
  Riyad Bank,
  Exp. 06/11/12                                                  6,500         40,990
  Saudi Arabian Fertilizer
  Co., Exp. 06/04/12                                             1,100         55,436
  Saudi Basic Industries
  Corp., Exp 03/26/12                                            3,800        105,378
  Saudi
  Ind. Investment Group,
  Exp. 06/11/12                                                  5,750         35,341
  Saudi
  Telecom Co.,
  Exp. 05/21/12                                                  3,600         34,941
  Savola,
  Exp. 04/20/12                                                  6,700         48,593
                                                                          -----------
 TOTAL CERTIFICATES
  (COST $612,360)                                                             672,759
                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                            Value
                                                              Shares       (Note 2)
                                                           -----------   ------------
REAL ESTATE INVESTMENT
  TRUSTS - 0.0%
 CANADA - 0.0%
  RioCan Real Estate
   Investment Trust++                                            2,353   $     63,287
                                                                         ------------
  TOTAL REAL ESTATE INVESTMENT
   TRUSTS(COST $61,259)                                                        63,287
                                                                         ------------
MUTUAL FUNDS - 6.0%
  MFS International New
   Discovery Fund*                                             701,140     16,567,947
  Vanguard International
   Explorer Fund*                                              353,490      6,005,788
                                                                         ------------
 TOTAL MUTUAL FUNDS
  (COST $19,233,563)                                                       22,573,735
                                                                         ------------

SHORT-TERM INVESTMENTS - 0.8%
 BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Series
  (COST $2,850,245)                                          2,850,245      2,850,245
                                                                         ------------

SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL
 FOR LOANED SECURITIES - 3.0%
 BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Series                                       3,140,370   $  3,140,370
 Institutional Money
  Market Trust                                               8,286,196      8,286,196
                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS
 HELD AS COLLATERAL
 FOR LOANED SECURITIES
 (COST $11,426,566)(3)                                                     11,426,566
                                                                         ------------
TOTAL INVESTMENTS - 102.4%
 (Cost $337,814,531)+(2)                                                  383,487,302
LIABILITIES IN EXCESS OF
 OTHER ASSETS - (2.4)%                                                     (9,118,316)
                                                                         ------------
 NET ASSETS - 100.0%                                                     $374,368,986
                                                                         ============

----------------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $346,056,694. At June 30, 2011, net unrealized appreciation was $37,430,608. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $61,758,260, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $24,327,652.

(1)  Illiquid security.

(2) At June 30, 2011, the market value of securities on loan for the Multi-Manager International Fund was $11,102,987.

(3)  See Note 6 in Notes to Financial Statements.

(4) As of June 30, 2011, 8 securities representing $26,614 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

++   Security partially or fully on loan.

ADR - American Depository Receipt
For. Reg. - Foreign Registered
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt
PLC - Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / JUNE 30, 2011 - continued

At June 30, 2011, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                      Net
                                                                      Value at     Unrealized
                                            Contract                  June 30,    Appreciation
Settlement Date   Currency Bought            Amount    Counterparty    2011      (Depreciation)
---------------  ------------------------  ---------  --------------  ---------  --------------
7/1/11           4,003  Australian Dollar  $  4,250   Northern Trust   $  4,293          $  43
7/1/11           20,250 Australian Dollar    21,602   Citibank           21,719            117
7/5/11           18,783 Canadian Dollar      19,474   Northern Trust     19,474             --
7/5/11           3,207  EURO                  4,650   Northern Trust      4,650             --
9/21/11          26,023,027 Japanese Yen    324,396   J.P. Morgan       323,406           (990)
                                                      Securities
                                                                                      --------
                                                                                        $ (830)
                                                                                      ========

                                                                   Value at        Net
                                        Contract                   June 30,    Unrealized
Settlement Date  Currency Sold          Amount     Counterparty      2011     Depreciation
---------------  ---------------------  ---------  -------------  ----------  -------------
9/21/11          253,861 EURO           $  364,373  Deutsche       $  367,253   $  (2,880)
                                                    Bank AG
9/21/11          500,771 EURO              718,619  Credit Suisse     724,449      (5,830)
 7/5/11          29,397 Swedish Krona        4,650  Northern Trust      4,650          --
                                                                               ----------
                                                                               $   (8,710)
                                                                               ==========

At June 30, 2011, the Multi-Manager International Fund entered had open financial futures contracts as follows:

 Number                                                     Value at
   of        Underlying           Expiration      Contract  June 30,     Unrealized
Contracts  Contracts to Buy          Date          Amount     2011      Appreciation
---------  -------------------  --------------  ----------  ----------  ------------
1          TKYO/TOPIX           September 2011  $  100,446  $  105,522  $  5,076
6          EURX/EURX ER STX 50  September 2011     239,987     247,803     7,816
1          LIFE/NEW FTSE 100    September 2011      92,544      94,733     2,189
                                                                        --------
                                                                        $ 15,081
                                                                        ========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND

   INVESTMENTS / JUNE 30, 2011 - continued

The following table provides a summary of inputs used to value the Funds' net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                          LEVEL 2 -     LEVEL 3 -
                                TOTAL       LEVEL 1 -   SIGNIFICANT   SIGNIFICANT
                               VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                            JUNE 30, 2011    PRICES      INPUTS        INPUTS
                            -------------  -----------  ----------  -------------
INVESTMENTS IN SECURITIES:
COMMON STOCK
     Argentina              $     599,462  $   599,462  $       --  $   --
     Australia                 15,056,045   15,056,045          --      --
     Austria                    1,424,855    1,424,855          --      --
     Belgium                    2,033,909    2,033,909          --      --
     Bermuda                      111,930      111,930          --      --
     Botswana                     466,742      466,742          --      --
     Brazil                     2,647,113    2,647,113          --      --
     Bulgaria                     231,732      231,732          --      --
     Canada                    23,324,637   23,324,637          --      --
     Cayman Islands               135,986      135,986          --      --
     Chile                      2,658,428    2,658,428          --      --
     China                      6,508,045    6,508,045          --      --
     Colombia                   1,436,423    1,436,423          --      --
     Croatia                      718,636      718,636          --      --
     Czech Republic             1,340,114    1,340,114          --      --
     Denmark                    3,567,894    3,567,894          --      --
     Egypt                      1,073,371    1,073,371          --      --
     Estonia                      607,278      607,278          --      --
     Finland                    2,073,126    2,073,126          --      --
     France                    19,630,477   19,630,477          --      --
     Germany                   16,324,920   16,324,920          --      --
     Ghana                        463,211      463,211          --      --
     Greece                       341,632      341,632          --      --
     Guernsey                     178,810      178,810          --      --
     Hong Kong                  9,554,009    9,554,009          --      --
     Hungary                    1,610,309    1,610,309          --      --
     India                      2,940,835    2,940,835          --      --
     Indonesia                  3,283,666    3,283,666          --      --
     Ireland                    1,158,768    1,158,768          --      --
     Israel                     1,379,549    1,379,549          --      --
     Italy                      3,028,670    3,028,670          --      --
     Japan                     41,425,601   41,425,601          --      --
     Jordan                       578,418      578,418          --      --
     Kazakhstan                   322,093      322,093          --      --
     Kenya                        604,992      604,992          --      --
     Latvia                        29,542       29,542          --      --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                          LEVEL 2 -     LEVEL 3 -
                                TOTAL       LEVEL 1 -   SIGNIFICANT   SIGNIFICANT
                               VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                            JUNE 30, 2011    PRICES      INPUTS        INPUTS
                            -------------  -----------  ----------  -------------
INVESTMENTS IN SECURITIES:
COMMON STOCK (continued)
     Lebanon                 $    228,857  $   228,857  $       --   $    --
     Lithuania                    528,560      528,560          --        --
     Luxembourg                 1,840,399    1,796,789      43,610        --
     Malaysia                   2,816,228    2,816,228          --        --
     Mauritius                    710,178      710,178          --        --
     Mexico                     5,695,933    5,695,933          --        --
     Morocco                    1,293,402    1,293,402          --        --
     Netherlands               10,723,495   10,723,495          --        --
     New Zealand                  160,813      160,813          --        --
     Nigeria                      654,687      654,687          --        --
     Norway                     1,482,023    1,482,023          --        --
     Oman                         583,257      214,827     368,430        --
     Pakistan                     645,194      645,194          --        --
     Peru                         975,781      975,781          --        --
     Philippines                1,512,334    1,512,334          --        --
     Poland                     2,987,740    2,987,740          --        --
     Portugal                     259,873      259,873          --        --
     Qatar                      1,384,694    1,384,694          --        --
     Romania                      650,441      650,441          --        --
     Russia                     7,344,744    6,878,694     466,050        --
     Singapore                  2,311,889    2,311,889          --        --
     Slovenia                     657,870      657,870          --        --
     South Africa               5,603,664    5,603,664          --        --
     South Korea                6,187,797    6,187,797          --        --
     Spain                      2,938,060    2,938,060          --        --
     Sweden                     6,603,272    6,603,272          --        --
     Switzerland               15,845,842   15,845,842          --        --
     Taiwan                     6,206,531    6,206,531          --        --
     Thailand                   2,810,394    2,810,394          --        --
     Turkey                     2,524,442    2,524,442          --        --
     United Arab Emirates       1,269,031      330,698     938,333        --
     United Kingdom            38,592,239   38,589,252       2,987        --
     United States                495,949      495,949          --        --
     Vietnam                      181,106      181,106          --        --
                              -----------  -----------  ----------  --------
Total Common Stock            303,577,947  301,758,537   1,819,410        --
                              -----------  -----------  ----------  --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND

   INVESTMENTS / JUNE 30, 2011 - continued

                                                          LEVEL 2 -     LEVEL 3 -
                                TOTAL       LEVEL 1 -   SIGNIFICANT   SIGNIFICANT
                               VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                            JUNE 30, 2011    PRICES       INPUTS        INPUTS
                            -------------  ------------  -----------  -------------
INVESTMENTS IN SECURITIES:
EXCHANGE-TRADED FUNDS        $ 31,097,231  $ 31,097,231  $        -   $      -
MUTUAL FUNDS                   22,573,735    22,573,735           -          -
                             ------------  ------------  ----------  ---------
PREFERRED STOCK
     Brazil                     3,321,130     3,321,130           -          -
     Chile                        211,499       211,499           -          -
     Croatia                       29,231        29,231           -          -
     Germany                    1,893,449     1,893,449           -          -
     Russia                        36,250        36,250           -          -
     Thailand                      60,916        60,916           -          -
                             ------------  ------------  ----------  ---------
Total Preferred Stock           5,552,475     5,552,475           -          -
                             ------------  ------------  ----------  ---------
RIGHTS
     Chile                             18            18           -          -
     China                          1,813             -        1,813         -
     Colombia                           -             -            -         -
     Italy                          7,784         7,784            -         -
     Morocco                      137,880        74,834       63,046         -
     Spain                          5,375         5,375            -         -
                             ------------  ------------  ----------  ---------
Total Rights                      152,870        88,011       64,859         -
                             ------------  ------------  ----------  ---------
CALL WARRANTS                   5,520,187             -    5,520,187         -
CERTIFICATES                      672,759             -      672,759         -
REAL ESTATE INVESTMENT
     TRUSTS                        63,287        63,287            -         -
SHORT TERM INVESTMENTS          2,850,245     2,850,245            -         -
SHORT-TERM INVESTMENTS
     HELD AS COLLATERAL
     FOR LOANED SECURITIES     11,426,566     3,140,370    8,286,196         -
                             ------------  ------------  ----------  ---------
Total                       $ 383,487,302  $367,123,891  $16,363,411  $      -
                             ------------  ------------  ----------  ---------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND

   INVESTMENTS / JUNE 30, 2011 - continued

                                                              LEVEL 2 -     LEVEL 3 -
                                    TOTAL       LEVEL 1 -  SIGNIFICANT   SIGNIFICANT
                                   VALUE AT      QUOTED     OBSERVABLE   UNOBSERVABLE
                                 JUNE 30, 2011   PRICES       INPUTS       INPUTS
                                 -------------  ---------  ----------    ------------
Other financial instruments*
     Forward Foreign Currency
         Contracts               $     (9,540)  $      --  $   (9,540)   $         --
     Futures Contracts                 15,081      15,081          --              --
                                 ------------   ---------  ----------    ------------
Total                            $      5,541   $  15,081  $   (9,540)   $         --
                                 ============   =========  ==========    ============

----------
* Other financial instruments are forward foreign currency contracts and future contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND

  INVESTMENTS / JUNE 30, 2011

  (Showing Percentage of Net Assets)

                                         Principal          Value
                                          Amount           (Note 2)
                                         ----------       ----------
INFLATION-LINKED & FIXED INCOME
   SECURITIES - 51.6%

CORPORATE BONDS - 4.4%
  ENERGY - 0.1%
     DCP Midstream
         Operating LP,
         3.25%, 10/01/15                $  200,000       $   201,271
     Petroleos Mexicanos,
         5.50%, 01/21/21                   100,000           104,850
                                                          ----------
                                                             306,121
                                                          ----------
  FINANCIALS - 4.3%
     AK Transneft
        OJSC Via
        TransCapitalInvest
        Ltd.,
        8.70%, 08/07/18                    200,000           245,750
    Ally Financial, Inc.,
        8.30%, 02/12/15                    700,000           782,250
    American International
        Group, Inc.,
        5.85%, 01/16/18                    800,000           837,101
    Banco Santander
        Brazil SA 144A@,++,
        2.35%, 03/18/14                    500,000           502,545
    Banque PSA Finance,
        4.00%, 07/19/13                    300,000           441,444
    Commonwealth Bank
        of Australia
        144A@,++,
        0.98%, 03/17/14                    600,000           602,156
    Countrywide
        Financial Corp.,
        5.80%, 06/07/12                    200,000           208,624
    Dexia Credit Local
        SA, 144A@,++,
        0.65%, 03/05/13                  2,700,000         2,692,340
    Ford Motor Credit
        Co., LLC,
        7.25%, 10/25/11                    500,000           507,503
    Ford Motor Credit
        Co., LLC,
        8.00%, 06/01/14                    200,000           219,409
    International Lease
        Finance Corp.
        144A@,
        7.13%, 09/01/18                    100,000           107,000

FINANCIALS- (CONTINUED)
    MAGI Funding PLC ++,
       1.91%, 04/11/21                     464,742           630,414
    Merrill Lynch &
       Co., Inc.,
       2.28%, 09/27/12                     700,000           994,430
    Merrill Lynch &
       Co., Inc. ++,
       1.70%, 08/09/13                     200,000           284,566
    Morgan Stanley ++,
       1.87%, 01/24/14                     200,000           201,405
    Morgan Stanley ++,
       1.71%, 04/13/16                     100,000           135,477
    Royal Bank of
       Scotland PLC (The),
       2.68%, 08/23/13                   1,100,000         1,128,239
    Royal Bank of
       Scotland PLC (The),
       4.88%, 03/16/15                     300,000           311,348
    SLM Corp.,
       3.13%, 09/17/12                     400,000           571,599
                                                        ------------
                                                          11,403,600
                                                      --------------
    TOTAL CORPORATE BONDS
       (COST $11,282,416)                                 11,709,721
                                                      --------------
EXCHANGE-TRADED FUNDS - 0.2%
    iShares Barclays U.S.
       Treasury Inflation
       Protected Securities
       Index Fund
       (COST $431,769)                       3,900           431,496
                                                      --------------
VARIABLE RATE DEMAND NOTES++ - 2.0%
  FINANCIALS- 2.0%
    Banco Santander
       144A@,
       1.52%, 04/20/12                     300,000           300,248
    Bank of Nova Scotia,
       0.58%, 10/18/12                   1,500,000         1,501,382
    JPMorgan Chase & Co.,
       1.00%, 09/30/13                   1,500,000         1,510,196
    Metropolitan Life
       Global Funding I
       144A@,
       1.04%, 01/10/14                   1,500,000         1,499,642
    Morgan Stanley,
       1.25%, 04/29/13                     100,000            99,818

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / JUNE 30, 2011 - continued

                                               Principal         Value
                                                Amount          (Note 2)
                                              -------------   --------------
FINANCIALS- (CONTINUED)
     Morgan Stanley,
             1.73%, 11/29/13                  $     300,000   $      423,717
                                                              --------------
                                                                   5,335,003
                                                              --------------
TOTAL VARIABLE RATE DEMAND NOTES
      (COST $5,301,683)                                            5,335,003
                                                              --------------
U.S. GOVERNMENT INFLATION-LINKED
     SECURITIES - 11.5%
       U.S. Treasury Inflation
           Indexed Bonds,
           3.38%, 01/15/12                        1,062,000         1,373,968
           2.00%, 04/15/12                          342,000           387,231
           0.63%, 04/15/13                          576,000           630,814
           1.25%, 04/15/14                           40,000            45,086
           2.00%, 01/15/16                            8,000            10,073
           2.38%, 01/15/17                          700,000           890,388
           1.63%, 01/15/18                          700,000           826,230
           2.13%, 01/15/19                        1,010,000         1,201,906
           2.38%, 01/15/27                        2,200,000         2,797,210
           1.75%, 01/15/28                          378,000           424,546
           2.50%, 01/15/29                           48,000            58,385
           3.38%, 04/15/32                          604,000         1,012,214
           2.13%, 02/15/41                        1,750,000         1,952,284
       U.S. Treasury Inflation
           Indexed Notes,
           1.88%, 07/15/13                        3,278,000         4,264,049
           2.00%, 01/15/14                        2,130,000         2,792,541
           2.00%, 07/15/14                          730,000           949,667
           1.63%, 01/15/15                          400,000           510,936
           1.88%, 07/15/15                        2,600,000         3,314,200
           2.38%, 01/15/25                          623,000           854,189
           2.00%, 01/15/26                          668,000           826,904
           3.63%, 04/15/28                          384,000           702,975
           3.88%, 04/15/29                        2,599,000         4,871,097
                                                              ---------------
    TOTAL U.S. GOVERNMENT INFLATION-LINKED
        SECURITIES
        (COST $29,601,211)                                         30,696,893
                                                              ---------------
FOREIGN GOVERNMENT INFLATION-
     LINKED SECURITIES - 32.3%
     Australia Government
           Bond,
           4.00%, 08/20/20                         400,000 AUD        717,989
     Australia Government
           Bond,
           3.00%, 09/20/25                       4,400,000 AUD      5,255,026
     Brazil Notas do
           Tesouro Nacional
           Series B,
           6.00%, 08/15/14                         544,000 BRL        700,004
     Brazil Notas do
           Tesouro Nacional
           Series B,
           6.00%, 05/15/17                       5,949,000 BRL      7,599,569
     Brazil Notas do
           Tesouro Nacional
           Series B,
           6.00%, 05/15/45                       1,508,000 BRL      1,978,074
     Bundesobligation
           Inflation Linked,
           2.25%, 04/15/13                         300,000 EUR        493,585
     Canadian Government
           Bond,
           2.75%, 09/01/16                       1,000,000 CAD      1,054,808
     Canadian Government
           Bond,
           4.25%, 12/01/21                         100,000 CAD        201,240
     Canadian Government
           Bond,
           4.00%, 12/01/31                         100,000 CAD        211,842
     Canadian Government
           Bond,
           3.00%, 12/01/36                         500,000 CAD        865,498
     Canadian Government
           Bond,
           1.50%, 12/01/44                         200,000 CAD        240,858
     Deutsche Bundesrepublik
           Inflation-Linked,
           1.50%, 04/15/16                         300,000 EUR        505,576
     France Government
           Bond OAT,
           2.50%, 07/25/13                       3,200,000 EUR      5,633,435
     France Government
           Bond OAT,
           1.60%, 07/25/15                         600,000 EUR      1,040,099
     France Government
           Bond OAT,
           1.00%, 07/25/17                         100,000 EUR        162,100
     France Government
           Bond OAT,
           1.10%, 07/25/22                       1,300,000 EUR      1,917,217

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                 Principal                   Value
                                                   Amount                  (Note 2)
                                                 ----------------          ------------
FOREIGN GOVERNMENT INFLATION-
     LINKED SECURITIES - (CONTINUED)
     France Government
             Bond OAT,
             1.85%, 07/25/27                         800,000  EUR          $  1,230,522
     France Government
             Bond OAT,
             3.40%, 07/25/29                         100,000  EUR               228,554
     France Government
             Bond OAT,
             3.15%, 07/25/32                         300,000  EUR               651,856
     France Government
             Bond OAT,
             5.75%, 10/25/32                         500,000  EUR               890,752
     France Government
             Bond OAT,
             1.80%, 07/25/40                         100,000  EUR               166,498
     Italy Buoni Poliennali
             Del Tesoro,
             2.50%, 07/01/12                         700,000  EUR             1,015,720
     Italy Buoni Poliennali
             Del Tesoro,
             2.25%, 11/01/13                         900,000  EUR             1,273,884
     Italy Buoni Poliennali
             Del Tesoro,
             2.15%, 09/15/14                         500,000  EUR               852,350
     Italy Buoni Poliennali
             Del Tesoro,
             2.10%, 09/15/16                       3,500,000  EUR             5,173,963
     Italy Buoni Poliennali
             Del Tesoro,
             2.10%, 09/15/17                         400,000  EUR               633,590
     Italy Buoni Poliennali
             Del Tesoro,
             2.35%, 09/15/19                         200,000  EUR               301,491
     Italy Buoni Poliennali
             Del Tesoro,
             2.10%, 09/15/21                       2,800,000  EUR             3,954,639
     Italy Buoni Poliennali
             Del Tesoro,
             2.60%, 09/15/23                       1,000,000  EUR             1,537,356
     Italy Buoni Poliennali
             Del Tesoro,
             2.35%, 09/15/35                         200,000  EUR               295,982
     Italy Buoni Poliennali
             Del Tesoro,
             5.00%, 09/01/40                         400,000  EUR               530,085
     Italy Buoni Poliennali
             Del Tesoro,
             2.55%, 09/15/41                         200,000  EUR          $    262,703
     Japanese Government
             CPI Linked Bond,
             1.40%, 03/10/18                     140,000,000  JPY             1,809,212
     Mexican Bonos,
             8.50%, 12/13/18                      15,154,200  MXN             1,432,220
     Mexican Udibonos,
             3.50%, 12/14/17                       6,680,500  MXN             2,758,833
     Network Rail
             Infrastructure
             Finance PLC,
             1.38%, 11/22/37                         320,000  GBP               669,581
     New South Wales
             Treasury Corp.,
             3.75%, 11/20/20                         800,000  GBP             1,023,842
     New South Wales
             Treasury Corp.,
             2.75%, 11/20/25                         200,000  GBP               230,907
     Poland Government
             Bond,
             3.00%, 08/24/16                       1,825,000  PLN               839,403
     South Africa
             Government Bond,
             2.60%, 03/31/28                       3,420,000  ZAR               656,210
     Sweden Government
             Bond,
             3.50%, 12/01/15                      10,500,000  SEK             2,268,427
     Sweden Government
             Bond,
             4.00%, 12/01/20                       3,000,000  SEK               769,944
     Sweden Government
             Bond,
             3.50%, 12/01/28                       4,100,000  SEK             1,083,954
     Turkey Government
             Bond,
             9.00%, 05/21/14                       1,300,000  TRL             1,107,095
     U.K. Gilt Inflation-
             Linked,
             2.50%, 08/16/13                         200,000  GBP               920,635
     U.K. Gilt Inflation-
             Linked,
             2.50%, 07/26/16                       1,500,000  GBP             7,948,625

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                           Principal                  Value
                                                             Amount                  (Note 2)
                                                         ----------------          --------------
FOREIGN GOVERNMENT INFLATION-
     LINKED SECURITIES - (CONTINUED)
     U.K. Gilt Inflation-
             Linked,
             1.25%, 11/22/17                                    2,500,000  GBP     $    5,364,626
     U.K. Gilt Inflation-
             Linked,
             2.50%, 04/16/20                                      550,000  GBP          2,953,689
     U.K. Gilt Inflation-
             Linked,
             1.88%, 11/22/22                                      500,000  GBP          1,048,707
     U.K. Gilt Inflation-
             Linked,
             2.50%, 07/17/24                                      100,000  GBP            468,342
     U.K. Gilt Inflation-
             Linked,
             1.25%, 11/22/27                                    1,393,000  GBP          2,915,336
     U.K. Gilt Inflation-
             Linked,
             1.13%, 11/22/37                                      600,000  GBP          1,246,000
     U.K. Gilt Inflation-
             Linked,
             0.75%, 11/22/47                                      500,000  GBP            968,184
                                                                                   --------------
     TOTAL FOREIGN GOVERNMENT INFLATION-LINKED
             SECURITIES
             (COST $84,247,712)                                                        86,060,637
                                                                                   --------------
ASSET-BACKED SECURITIES - 0.2%
     SLM Student Loan
             Trust 144A@,
             2.11%, 08/15/16                             $         77,648                  77,648
     Venture CDO Ltd. 144A@,
             0.50%, 01/20/22                                      400,000                 373,584
                                                                                   --------------
     TOTAL ASSET-BACKED SECURITIES
             (COST $435,436)                                                              451,232
                                                                                   --------------
MORTGAGE-BACKED SECURITIES - 1.0%
     Arran Residential Mortgages
             Funding PLC 144A@,
             2.87%, 11/19/47                                    1,400,000               2,029,847
     WaMu Mortgage Pass-
             Through Certificates,
             5.39%, 11/25/36                                      581,938                 439,820
     WaMu Mortgage Pass-
             Through Certificates,
             2.73%, 03/25/37                                      263,249                 223,063
                                                                                   --------------
                                                           Principal
                                                            Amount/                    Value
                                                            Shares                    (Note 2)
                                                         ----------------          --------------
     TOTAL MORTGAGE-BACKED SECURITIES
             (COST $2,604,146)                                                     $    2,692,730
                                                                                   --------------
     TOTAL INFLATION-LINKED & FIXED INCOMES
             ECURITIES
             (COST $133,904,373)                                                      137,377,712
                                                                                   --------------
     REAL ESTATE RELATED SECURITIES - 34.9%
     COMMON STOCK - 12.5%
             DEPARTMENT STORES - 0.6%
                   Lifestyle International
                        Holdings, Ltd.                            540,400              1,576,401
                                                                                   --------------
     DIVERSIFIED- 0.1%
             Shaftesbury PLC                                       43,733                370,601
                                                                                   --------------
     DIVERSIFIED REAL ESTATE ACTIVITIES - 5.1%
             Brookfield Asset
                     Management, Inc. -
                     Class A                                      4,400                  145,948
             CapitaLand, Ltd.                                     530,050              1,255,756
             City Developments, Ltd.                              119,200              1,009,265
             Daito Trust Construction
                     Co., Ltd.                                      4,201                355,367
             Daiwa House Industry
                     Co., Ltd.                                     96,700              1,214,380
             Great Eagle
                     Holdings, Ltd.                                55,100                183,037
             Hang Lung Group, Ltd.                                 44,900                284,458
             Hang Lung
                     Properties, Ltd.                             303,000              1,242,106
             Kerry Properties, Ltd.                               264,000              1,272,216
             Lend Lease Corp., Ltd.                                10,850                104,385
             Mitsubishi Estate
                     Co., Ltd.                                    127,120              2,220,120
             Mitsui Fudosan
                     Co., Ltd.                                    110,589              1,892,946
             Nomura Real Estate
                     Holdings, Inc.                                12,700                210,602
             Sumitomo Realty &
                     Development Co., Ltd.                         28,300                628,889
             Sun Hung Kai
                     Properties, Ltd.                              89,000              1,295,822
             Wharf Holdings, Ltd.                                  48,000                333,398
                                                                                   --------------
                                                                                       13,648,695
                                                                                   --------------

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                                              Value
                                                     Shares                  (Note 2)
                                                    -------                 -----------
HOMEBUILDING - 0.1%
     Nexity SA                                        4,820                 $   230,313
                                                                            -----------
HOTELS, RESORTS & CRUISE LINES- 1.3%
     Accor SA                                         4,510                     201,667
     Shangri-La Asia, Ltd.                          421,416                   1,031,106
     Sol Melia SA(1)                                 90,000                   1,087,184
     Starwood Hotels &
             Resorts
             Worldwide, Inc.                         21,300                   1,193,652
                                                                            -----------
                                                                              3,513,609
                                                                            -----------
INDUSTRIAL REITS- 0.0%
     Segro PLC                                       19,082                      95,644
                                                                            -----------
OFFICE - 0.3%
     CapitaCommercial
       Trust(1)                                     379,000                     447,407
     ING Office Fund                                512,200                     354,336
                                                                            -----------
                                                                                801,743
                                                                            -----------
REAL ESTATE DEVELOPMENT- 1.3%
     Cheung Kong
       Holdings, Ltd.                                86,410                   1,263,664
     China Overseas Land
       & Investment, Ltd.                           449,000                     962,427
     Guangzhou R&F
       Properties Co., Ltd.(1).                     280,000                     381,408
     Keppel Land, Ltd.                               43,000                     126,728
     Longfor Properties
       Co., Ltd.                                    107,200                     164,760
     SOHO China Ltd.                                112,000                     100,029
     Wing Tai Holdings, Ltd.                        350,000                     418,872
                                                                            -----------
                                                                              3,417,888
                                                                            -----------
REAL ESTATE OPERATING COMPANIES- 3.1%
     Aeon Mall Co., Ltd.                             43,500                   1,049,338
     BR Malls
       Participacoes SA                              11,900                     133,972
     Brookfield Properties
       Corp.                                         28,300                     545,624
     Castellum AB                                    41,150                     616,742
     Central Pattana PCL                            800,000                     761,595
     Global Logistic
       Properties, Ltd.*                            306,300                     513,700
     Grainger PLC                                    23,491                      48,975
     GSW Immobilien AG,*                              7,050                     241,788
     REAL ESTATE OPERATING
     COMPANIES- (CONTINUED)
       Hongkong Land
       Holdings, Ltd.                               279,400                   1,989,328
       Hufvudstaden AB -
          Class A                                     8,020                      96,110
       Hysan Development
          Co., Ltd.                                 320,184                   1,582,055
       IVG Immobilien AG*                            12,220                      95,569
       Safestore Holdings PLC                        58,400                     129,347
       Sonae Sierra Brasil SA                         6,800                     105,400
       Swiss Prime Site AG*                           2,320                     199,094
                                                                            -----------
                                                                              8,108,637
                                                                            -----------
     RESIDENTIAL- 0.1%
       Advance Residence
       Investment Corp.                                  86                     179,788
                                                                            -----------
     RETAIL- 0.5%
       General Growth
       Properties, Inc.                              48,874                     815,707
       Westfield Retail Trust                       204,663                     594,874
                                                                            -----------
                                                                              1,410,581
                                                                            -----------
       TOTAL COMMON STOCK
       (COST $24,006,516)                                                    33,353,900
                                                                            -----------
     REAL ESTATE INVESTMENT
       TRUSTS - 21.6%
     DIVERSIFIED- 4.0%
       British Land Co. PLC                          38,548                     376,775
       Canadian Real Estate
          Investment Trust                            2,888                      99,416
       Dexus Property Group                         622,514                     587,554
       General Property Trust                       344,896                   1,168,938
       ICADE                                         10,250                   1,263,896
       Kenedix Realty
          Investment Corp.                               23                      88,566
       Land Securities
       Group PLC                                    140,316                   1,919,839
       Liberty Property
          Trust(1)                                   19,300                     628,794
       Mirvac Group                                 215,175                     288,482
       Stockland Corp., Ltd.                        403,914                   1,477,269
       United Urban
          Investment Corp.                              121                     139,029
       Vornado Realty Trust                          27,273                   2,541,298
                                                                            -----------
                                                                             10,579,856
                                                                            -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
  INVESTMENTS / JUNE 30, 2011 - continued

                                                      Value
                                  Shares             (Note 2)
                               ------------       -----------
INDUSTRIAL - 1.4%
Ascendas Real Estate
   Investment Trust                  66,000         $   109,615
Goodman Group                       621,419             469,883
ProLogis, Inc.                       91,003           3,261,548
                                                    -----------
                                                      3,841,046
                                                    -----------
OFFICE - 3.5%
   Alexandria Real Estate
   Equities, Inc.                     6,100             472,262
   Boston Properties, Inc. (1)       30,000           3,184,800
   Derwent London PLC                48,078           1,408,998
   Douglas Emmett, Inc.(1)           24,200             481,338
   Great Portland
   Estates PLC                      103,190             722,083
   Highwoods Properties,
   Inc.(1)                           18,300             606,279
   Japan Real Estate
   Investment Corp.                      55             540,401
   Nippon Building
   Fund, Inc.(1)                         38             371,008
   SL Green Realty
   Corp.(1)                          15,300           1,267,911
   Societe Immobiliere de
   Location Pour l'Industrie
   et le Commerce                     1,130             162,148
                                                    -----------
                                                      9,217,228
                                                    -----------
RESIDENTIAL - 2.7%
   American Campus
   Communities, Inc.                 18,100             642,912
   Apartment Investment &
   Management Co. -
   Class A                           18,400             469,752
   AvalonBay
   Communities, Inc.(1)               7,329             941,044
   Boardwalk Real Estate
   Investment Trust                  17,800             891,246
   BRE Properties, Inc.(1)           10,800             538,704
   Equity Residential                24,900           1,494,000
   Essex Property
   Trust, Inc.(1)                    10,300           1,393,487
   Nippon Accommodations
   Fund, Inc.                            25             187,566
   UDR, Inc.                         24,919             611,761
                                                    -----------
                                                      7,170,472
                                                    -----------
RETAIL - 7.0%
   Calloway Real Estate
   Investment Trust                   9,100             237,867
   CapitaMall Trust                  62,242              94,759
   Corio NV                           5,170             342,627
   Developers Diversified
   Realty Corp.(1)                   32,400             456,840
   Eurocommercial
   Properties NV                      1,949              96,944
   Federal Realty
   Investment Trust(1)               16,900           1,439,542
   Frasers Centrepoint
   Trust                             40,000              49,825
   Frontier Real Estate
   Investment Corp.                      31             272,629
   Hammerson PLC                     18,999             146,791
   Immobiliare Grande
   Distribuzione                    162,000             395,615
   Japan Retail Fund
   Investment Corp.                     123             189,149
   Kimco Realty Corp.(1)             17,800             331,792
   Klepierre                         17,626             727,579
   Mercialys SA                       5,816             246,571
   Primaris Retail Real
   Estate Investment
   Trust                              6,800             148,416
   Regency Centers Corp.(1)           6,900             303,393
   RioCan Real Estate
   Investment Trust(1)               51,928           1,396,664
   Simon Property
   Group, Inc.                       38,437           4,467,533
   Suntec Real Estate
   Investment Trust                 160,000             195,392
   Tanger Factory Outlet
   Centers, Inc.(1)                   7,200             192,744
   Taubman Centers, Inc.(1)          15,100             893,920
   The Link Real Estate
   Investment Trust                 205,800             702,159
   The Macerich Co                   18,484             988,894
   Unibail-Rodamco SE                14,696           3,398,122
   Westfield Group                   95,285             885,032
                                                    -----------
                                                     18,600,799
                                                    -----------
SPECIALIZED - 3.0%
   Health Care Property
   Investors, Inc.(1)                44,900           1,647,381
   Health Care REIT, Inc.(1)         20,600           1,080,058

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
INVESTMENTS / JUNE 30, 2011 - continued

                                                       Principal
                                                        Amount/            Value
                                                        Shares           (Note 2)
                                                     ------------      -----------
SPECIALIZED- (CONTINUED)
     Host Hotels &
        Resorts, Inc.(1)                                   98,371      $ 1,667,388
     Nationwide Health
        Properties, Inc.                                   14,400          596,304
     Pebblebrook Hotel Trust                                9,200          185,748
     Public Storage                                        18,600        2,120,586
     Ventas, Inc.(1)                                       14,300          753,753
                                                                       -----------
                                                                         8,051,218
                                                                       -----------
     TOTAL REAL ESTATE INVESTMENT TRUSTS
        (COST $37,610,730)                                              57,460,619
                                                                       -----------
EXCHANGE-TRADED FUNDS - 0.8%
     SPDR Dow Jones
        International
        Real Estate                                        29,000        1,171,020
     Vanguard REIT
        VIPERs
        Index Fund                                         13,000          781,300
                                                                       -----------
     TOTAL EXCHANGE-TRADED FUNDS
        (COST $1,948,167)                                                1,952,320
                                                                       -----------
     TOTAL REAL ESTATE RELATED SECURITIES
        (COST $63,565,413)                                              92,766,839
                                                                       -----------
COMMODITY RELATED
     SECURITIES - 19.4%

STRUCTURED NOTES - 9.3%
     Deutsche Bank AG,
        London Branch,
        Structured Note
        Linked to DB
        Liquidity Commodity
        Index,
        0.04%, 08/01/12                               $13,000,000       13,227,500
     Deutsche Bank AG,
        London Branch,
        Structured Note
        Linked to DB
        Liquidity Commodity
        Index,
        0.04%, 07/01/11                                13,000,000       11,597,300
                                                                       -----------
     TOTAL STRUCTURED NOTES
(COST $26,000,000)                                                      24,824,800
                                                                       -----------
EXCHANGE-TRADED FUNDS - 5.0%
     PowerShares DB
        Commodity Index
        Tracking Fund*(1)
        (COST $10,753,971)                                453,440      $13,131,622
                                                                       -----------
INVESTMENT  COMPANIES - 5.1%
     Credit Suisse
        Commodity Return
        Strategy Fund                                     980,102        9,026,736
     PIMCO Commodity
        RealReturn
        Strategy Fund -
        Institutional Shares                              529,284        4,625,946
                                                                       -----------
     TOTAL INVESTMENT COMPANIES
        (COST $10,426,806)                                              13,652,682
                                                                       -----------
     TOTAL COMMODITY RELATED SECURITIES
        (COST $47,180,777)                                              51,609,104
                                                                       -----------
PURCHASED OPTIONS - 0.0%
     U.S. 1Y Futures
        Expires 11/19/12
        at 2.00%                                              120            2,597
     U.S. 1Y Futures
        Expires 4/30/12
        at 1.25%                                              180            9,227
     U.S. 1Y Futures
        Expires 4/30/12
        at 1.25%                                              330           16,916
                                                                       -----------
     TOTAL PURCHASED OPTIONS
             (COST $19,780)                                                 28,740
                                                                       -----------
SHORT-TERM INVESTMENTS - 9.2%
     CERTIFICATES OF DEPOSIT- 0.5%
          Novartis Finance Corp.,
             0.28%, 09/12/11
             (COST $1,299,262)                          1,300,000        1,299,468
                                                                       -----------
     COMMERCIAL PAPER- 6.1%
          BP Capital Markets PLC,
             0.80%, 11/22/11                            1,500,000        1,498,447
          Coca-Cola Co.,
             0.25%, 07/25/11                            1,300,000        1,299,850

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND

    INVESTMENTS / JUNE 30, 2011 - continued

                                                     Value
                                       Shares      (Note 2)
                                      ---------  ------------
COMMERCIAL PAPER- (CONTINUED)
     Commonwealth Bank
             of Australia,
             0.27%, 07/11/11          1,300,000   $  1,299,934
     Itau UnibanCo,
             1.51%, 09/26/11            400,000        398,918
     Nestle Capital Corp.,
             0.23%, 10/05/11          1,000,000        999,717
     Nordea North America,
             0.26%, 07/15/11          1,300,000      1,299,906
     Northwest Natural Gas,
             0.34%, 09/12/11          1,300,000      1,299,388
     Reckitt Benciser Treasury
             Services PLC,
             0.51%, 09/09/11          1,500,000      1,499,335
     Shell International
             Finance B.V.,
             0.73%, 07/01/11          1,500,000      1,500,000
     Svenska Handelsbanken,
             0.20%, 07/18/11          1,300,000      1,299,887
     Thunder Bay,
             0.26%, 09/13/11          1,300,000      1,299,404
     Toyota Motor
             Credit Corp.,
             0.33%, 10/12/11          1,300,000      1,299,365
     Westpac Banking Corp.,
             0.32%, 11/07/11          1,300,000      1,299,185
                                                  ------------
                                                    16,293,336
                                                  ------------
MONEY MARKET FUNDS- 1.3%
     BlackRock Liquidity
             Funds TempFund
             Portfolio -
             Institutional Series
             (COST $3,468,015)        3,468,015      3,468,015
                                                  ------------
U.S. AGENCY OBLIGATIONS- 1.3%
     Federal Farm Credit Bank,
             0.23%, 08/11/11          1,600,000      1,599,895
     Federal Home Loan Banks,
             0.25%, 07/15/11          1,900,000      1,899,979
                                                  ------------
                                                     3,499,874
                                                  ------------
     TOTAL SHORT-TERM INVESTMENTS
             (COST $24,554,117)                     24,560,693
                                                  ------------
SHORT-TERM INVESTMENT HELD
     AS COLLATERAL FOR
     LOANED SECURITIES - 7.6%
     BlackRock Liquidity Funds
             TempFund Portfolio -
             Institutional             8,083,987  $  8,083,987
     Institutional Money
             Market Trust             12,056,016    12,056,016
                                                  ------------
     TOTAL SHORT-TERM INVESTMENT
             HELD AS COLLATERAL FOR
             LOANED SECURITIES
             (COST $20,140,003)(3)                  20,140,003
                                                  ------------
     TOTAL INVESTMENTS, BEFORE OPTIONS
             WRITTEN - 122.6%
             (COST $289,364,463)+                  326,483,091
                                                  ------------
OPTIONS WRITTEN - (0.1)%
     Euro Dollar Futures
             Expires 9/19/11                  (3)       (2,325)
     Euro Dollar Futures
             Expires 9/19/11                  (3)         (225)
     INF FLOOR USD
             Expires 4/7/20 at
             Strike Price $216.687          (260)       (7,252)
     U.S 2Y Futures
             Expires 9/24/12 at
             2.25%                          (590)      (27,990)
     U.S 2Y Futures
             Expires 9/24/12 at
             2.25%                           (30)       (1,423)
     U.S 2Y Futures
             Expires 9/24/12 at
             2.25%                           (20)         (949)
     U.S 3Y Futures
             Expires 06/18/12 at
             3.00%                           (60)       (1,933)
     U.S 3Y Futures
             Expires 6/18/12 at
             3.00%                          (110)       (3,544)
     U.S 3Y Futures
             Expires 6/18/12 at
             3.00%                           (90)       (2,900)
     U.S 3Y Futures
             Expires 6/18/12 at
             3.00%                          (100)       (3,222)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND

   INVESTMENTS / JUNE 30, 2011 - continued

                                                     Value
                                      Contracts     (Note 2)
                                   -------------  ------------
OPTIONS WRITTEN - (CONTINUED)
     U.S 3Y Futures
             Expires 6/18/12 at
             3.00%                           (80) $     (2,578)
     U.S. 10Y Futures
             Expires 10/11/11 at
             3.00%                          (150)      (10,140)
     U.S. 10Y Futures
             Expires 10/11/11 at
             3.75%                          (150)      (10,769)
     U.S. 10Y Futures
             Expires 8/24/11 at
             3.00%                          (100)       (4,190)
     U.S. 10Y Futures
             Expires 8/24/11 at
             3.75%                          (100)       (2,393)
     U.S. 10Y Futures
             Expires 7/10/12 at
             10.00%                          (30)           (5)
     U.S. 10Y Futures
             Expires 7/12/12 at
             10.00%                          (40)           (7)
     U.S. 1Y Futures
             Expires 10/11/11               (120)      (19,449)
     U.S. 1Y Futures
             Expires 10/11/11                (60)       (3,883)
     U.S. 1Y Futures
             Expires 10/11/11                (40)       (2,589)
     U.S. 1Y Futures
             Expires 11/14/11               (140)      (22,949)
     U.S. 1Y Futures
             Expires 11/19/12 at
             1.00%                          (120)       (6,261)
     U.S. 1Y Futures
             Expires 4/30/12 at
             2.00%                          (360)       (1,914)
     U.S. 1Y Futures
             Expires 4/30/12 at
             2.00%                          (660)       (3,508)
     U.S. 5Y Futures
             Expires 9/21/11 at
             1.30%                           (10)         (158)
     U.S. 5Y Futures
             Expires 7/22/11 at
             Strike Price $118                (3)         (633)
     U.S. 5Y Futures
             Expires 7/22/11 at
             Strike Price $120                (2) $       (453)
                                                  ------------
TOTAL OPTIONS WRITTEN
        (PREMIUMS RECEIVED $226,303)              $   (143,642)
                                                  ------------
TOTAL INVESTMENTS, NET OF OPTIONS
        WRITTEN - 122.6%
        (Cost $289,138,160)(2)                     326,339,449
LIABILITIES IN EXCESS OF
        OTHER ASSETS - (22.6)%                     (60,069,663)
                                                  ------------
NET ASSETS - 100.0%                               $266,269,786
                                                  ============

----------------
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of June 30, 2011.

*  Non-income producing security.

+ The cost for Federal income tax purposes is $310,730,162. At June 30,
   2011, net unrealized appreciation was $15,752,929. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $58,172,681, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $42,419,752.

(1)Security partially or fully on loan.

(2)At June 30, 2011, the market value of securities on loan for the Multi-Manager Real Asset Fund was $19,528,460.

(3)See Note 6 in the Notes to Financial Statements.

PLC - Public Limited Company
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
TRL - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

INVESTMENTS / JUNE 30, 2011 - continued

At June 30, 2011, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                        Net
                                                                     Value at       Unrealized
                                     Contract                        June 30,      Appreciation
Settlement Date  Currency Bought      Amount       Counterparty        2011       (Depreciation)
---------------  ----------------   ----------    ----------------   ----------   --------------
  8/2/11         13,893,419         $8,688,817    Barclays           $8,831,536   $     142,719
                  Brazilian Real                   Capital Group
 9/19/11         40,000                 40,669    Barclays               41,389             720
                  Canadian Dollar                  Capital Group
 9/19/11         307,000               312,837    J.P. Morgan           317,654           4,817
                  Canadian Dollar                  Securities
 2/13/12         4,678,475             722,266    Deutsche Bank         729,742           7,476
                  Chinese Yuan                     AG
 8/25/11         41,000 EURO            59,426    Barclays               59,457              31
                                                   Capital Group
 8/25/11         135,000 EURO          191,052    Barclays              195,450           4,398
                                                   Capital Group
  7/1/11         546,000 EURO          792,594    Barclays              791,786            (808)
                                                   Capital Group
 7/18/11         192,000 EURO          278,654    Citibank              278,431            (223)
 8/12/11         1,356,300              30,000    Barclays               30,094              94
                  Indian Rupee                     Capital Group
 8/12/11         4,449,000              98,039    Barclays               98,715             676
                  Indian Rupee                     Capital Group
 8/12/11         27,509,810            586,313    Barclays              610,391          24,078
                  Indian Rupee                     Capital Group
 8/12/11         3,700,000              79,144    Deutsche Bank          82,096           2,952
                  Indian Rupee                     AG
 8/12/11         4,544,000             100,000    J.P. Morgan           100,823             823
                  Indian Rupee                     Securities
 1/31/12         890,700,000            98,225    Bank of America       100,236           2,011
                  Indonesian Rupiah
10/31/11         358,800,000            39,000    Citibank               40,998           1,998
                  Indonesian Rupiah
10/31/11         928,000,000           100,000    Citibank              106,038           6,038
                  Indonesian Rupiah
 8/12/11         1,134,310,000       1,032,928    J.P. Morgan         1,059,520          26,592
                  Korean Won                       Securities
 8/11/11         247,504                80,000    Barclays               81,700           1,700
                  Malaysian Ringgit                Capital Group
11/10/11         744,634               249,710    Citibank              244,195          (5,515)
                  Malaysian Ringgit
  7/7/11         362,850                30,000    Barclays               30,971             971
                  Mexican Peso                     Capital Group

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

INVESTMENTS / JUNE 30, 2011 - continued

                                                                                                    Net
                                                                                  Value at       Unrealized
                                                   Contract                       June 30,      Appreciation
Settlement Date  Currency Bought                    Amount       Counterparty       2011       (Depreciation)
---------------  --------------------            -------------  ---------------   -----------  --------------
7/7/11           600,000                         $      48,630  Citibank          $   51,213        $  2,583
                 Mexican Peso
7/7/11           2,359,560                             200,000  Citibank             201,399           1,399
                 Mexican Peso
7/7/11           587,918                                47,703  Deutsche Bank         50,181           2,478
                 Mexican Peso                                    AG
7/7/11           43,787,702                          3,784,426  Morgan Stanley     3,737,475         (46,951)
                 Mexican Peso                                    & Co., Inc.
11/15/11         1,279,600                              28,575  Barclays              29,186             611
                 Philippine Peso                                 Capital Group
11/15/11         1,600,000                              36,281  Barclays              36,495             214
                 Philippine Peso                                 Capital Group
11/15/11         1,600,000                              36,126  Barclays              36,495             369
                 Philippine Peso                                 Capital Group
11/15/11         1,600,000                              35,996  Barclays              36,495             499
                 Philippine Peso                                 Capital Group
11/15/11         3,800,000                              85,663  Barclays              86,675           1,012
                 Philippine Peso                                 Capital Group
11/15/11         3,200,000                              72,186  Citibank              72,990             804
                 Philippine Peso
3/15/12          13,203,000                            304,462  Citibank             298,718          (5,744)
                 Philippine Peso
9/9/11           525,413                               422,708  Royal Bank           427,795           5,087
                 Singapore Dollar                                of Scotland
7/28/11          60,000                                  8,538  Barclays               8,837             299
                 South African Rand                              Capital Group
7/28/11          920,643                               134,009  Deutsche Bank        135,592           1,583
                 South African Rand                              AG
8/2/11           133,672                               215,146  J.P. Morgan          214,447            (699)
                 United Kingdom Pound                            Securities
                                                                                              --------------
                                                                                                    $185,092
                                                                                              ==============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

INVESTMENTS / JUNE 30, 2011 - continued

                                                                                                         Net
                                                                                   Value at           Unrealized
                                                   Contract                        June 30,          Appreciation
Settlement Date  Currency Sold                      Amount        Counterparty       2011           (Depreciation)
---------------  --------------------            -------------   ---------------   -----------      --------------
7/2911           5,235,000                       $    5,455,394  Deutsche Bank     $    5,593,528   $  (138,134)
                 Australian Dollar                                AG
8/2/11           673,238                                711,776  UBS Securities          718,961        (7,185)
                 Australian Dollar                                LLC
9/2/11           13,893,419                           8,633,743  Barclays              8,770,950      (137,207)
                 Brazilian Real                                   Capital Group
8/2/11           13,893,419                           8,619,816  Royal Bank            8,831,537      (211,721)
                 Brazilian Real                                   of Scotland
9/19/11          946,000                                960,284  Deutsche Bank           978,830       (18,546)
                 Canadian Dollar                                  AG
9/19/11          946,000                                959,283  Royal Bank              978,830       (19,547)
                 Canadian Dollar                                  of Canada
8/2/11           204,484                                208,175  UBS Securities          211,840        (3,665)
                 Canadian Dollar                                  LLC
7/5/11           41,000       EURO                       59,512  Barclays                 59,457            55
                                                                  Capital Group
8/25/11          546,000      EURO                      791,377  Barclays                791,786          (409)
                                                                  Capital Group
7/1/11           570,000      EURO                      820,110  Barclays                826,590        (6,480)
                                                                  Capital Group
7/5/11           192,000      EURO                      278,746  Citibank                278,431           315
9/22/11          6,099,000    EURO                    8,743,709  Citibank              8,822,978       (79,269)
8/25/11          13,193,000   EURO                   18,582,222  Citibank             19,100,475      (518,253)
8/2/11           152,737      EURO                      214,793  J.P. Morgan             221,282        (6,489)
                                                                  Securities
8/25/11          878,000      EURO                    1,278,833  J.P. Morgan           1,271,145         7,688
                                                                  Securities
8/2/11           4,417,137    EURO                    6,428,762  J.P. Morgan           6,399,446        29,316
                                                                  Securities
8/2/11           222,069      EURO                      319,130  UBS Securities          321,728        (2,598)
                                                                  LLC
7/14/11          24,175,000                             288,603  J.P. Morgan             300,313       (11,710)
                 Japanese Yen                                     Securities
8/2/11           145,694,265                          1,809,291  J.P. Morgan           1,810,058          (767)
                 Japanese Yen                                     Securities
7/7/11           47,698,030                           3,877,258  Citibank              4,071,239      (193,981)
                 Mexican Peso
11/18/11         43,787,702                           3,732,808  Morgan Stanley        3,690,298        42,510
                 Mexican Peso                                     & Co., Inc.
8/12/11          1,490,109                              514,931  J.P. Morgan             540,787       (25,856)
                 Polish Zloty                                     Securities
10/28/11         920,643                                132,212  Deutsche Bank           133,730        (1,518)
                 South African Rand                               AG

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

INVESTMENTS / JUNE 30, 2011 - continued

                                                                                                         Net
                                                                                   Value at           Unrealized
                                                   Contract                        June 30,          Appreciation
Settlement Date  Currency Sold                      Amount        Counterparty       2011           (Depreciation)
---------------  --------------------            -------------   ---------------   -----------      --------------
7/28/11          980,643                         $     143,348  J.P. Morgan        $   144,429      $      (1,081)
                  South African Rand                             Securities
 8/8/11          23,531,000                          3,871,159  Citibank             3,711,469            159,690
                  Swedish Krona
 8/2/11          2,153,148                             347,354  UBS Securities         339,736              7,618
                  Swedish Krona                                  LLC
7/27/11          1,533,754                             964,019  J.P. Morgan            940,156             23,863
                  Turkish Lira                                   Securities
 8/9/11          5,914,000                           9,537,064  J.P. Morgan          9,486,807             50,257
                  United Kingdom Pound                           Securities
 8/2/11          3,248,100                           5,305,593  UBS Securities       5,210,845             94,748
                                                                                                    -------------
                  United Kingdom Pound                           LLC
                                                                                                    $    (968,356)
                                                                                                    =============

At June 30, 2011, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

    Number                                                                  Value at       Unrealized
      of              Underlying           Expiration         Contract      June 30,      Appreciation
   Contracts       Contracts to Buy           Date             Amount         2011       (Depreciation)
---------------  --------------------     -------------     -------------  -----------   --------------
LONG POSITIONS:
       14         90 DAY EURO DOLLAR      June 2013         $ 3,451,027    $ 3,444,525   $       (6,502)
       11         90 DAY EURO DOLLAR      September 2012      2,721,422      2,727,450            6,028
       8          90 DAY EURO DOLLAR      December 2012       1,979,151      1,978,600             (551)
       5          3MO EURO EURIBOR        March 2013          1,762,683      1,770,462            7,779
       36         3MO EURO EURIBOR        June 2012          12,751,892     12,783,868           31,976
       5          3MO EURO EURIBOR        September 2012      1,767,179      1,774,087            6,908
       5          3MO EURO EURIBOR        December 2012       1,764,514      1,772,093            7,579
       6          FIN FUT EUR 10YR        September 2011      1,087,793      1,091,795            4,002
                  EUX
       25         90 DAY EURO DOLLAR      March 2012          6,202,625      6,219,688           17,063
       8          90 DAY EURO DOLLAR      December 2011       1,988,738      1,991,600            2,862
       15         90 DAY EURO DOLLAR      September 2011      3,734,039      3,737,063            3,024
       5          90 DAY EURO DOLLAR      June 2012           1,237,938      1,242,313            4,375
                                                                                          -------------
                                                                                                 84,543
SHORT POSITIONS:
       4             AUSTRALIAN 10Y BOND  September 2011      3,127,410      3,128,730            1,320
                                                                                          -------------
                                                                                          $      85,863
                                                                                          =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

INVESTMENTS / JUNE 30, 2011 - continued

At June 30, 2011, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

                                                                           Upfront
                                                                           Premiums      Unrealized
               Termination  Notional    Fixed    Floating        Fair        Paid       Appreciation
Counterparty      Date       Amount     Rate       Rate          Value    (Received)   (Depreciation)
------------   -----------  ---------  -------  ------------    --------  ----------  ----------------
Barclays            1/2/13  1,000,000  12.285%  Brazilian       $ 10,599  $   1,521   $          9,078
   Bank PLC*                                    interbank
                                                lending rate
Deutsche           6/15/41    700,000   4.250%  3 Month          (22,457)    28,280            (50,737)
   Bank AG**                                    LIBOR rate
Citibank          12/21/41    400,000   4.000%  3 Month           12,184      7,885              4,299
   NA**                                         LIBOR rate
Bank of           12/21/41    200,000   4.000%  3 Month            6,092      4,180              1,912
   America                                      LIBOR rate
   NA**
Barclays Bank      6/15/41    400,000   4.250%  3 Month          (12,833)     2,400            (15,233)
                                                                --------  ---------    ---------------
   PLC**                                        LIBOR rate
                                                                $ (6,415) $  44,266           $(50,681)
                                                                ========  =========    ===============

-------------
*    Portfolio pays the floating rate and receives the fixed rate.

**   Portfolio pays the fixed rate and receives the floating rate.

At June 30, 2011, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

                                                                             Upfront
                                                 Reference                  Premiums     Unrealized
              Termination   Notional   Fixed      Entity/         Fair        Paid      Appreciation
Counterparty     Date      Amount(1)    Rate    Obligation      Value(2)   (Received)  (Depreciation)
------------  -----------  ----------  ------- -------------    ---------  ----------  --------------
Barclays          6/20/16   4,700,000   5.00%  Dow Jones CDX
   Bank                                        EM15 Index       $ 619,424  $ 601,367          $18,057
   PLC**
JPMorgan         12/20/15     100,000   5.00%  Dow Jones CDX
   Chase                                       EM14 Index          12,306     12,232               74
   Bank**
Morgan           12/20/15     200,000   5.00%  Dow Jones CDX
   Stanley                                     EM14 Index          24,610     24,674              (64)
                           ----------                           ---------  ---------    -------------
   Capital
   Services,
   Inc.**                   5,000,000                           $ 656,340  $ 638,273          $18,067
                           ==========                           =========  =========    =============

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

  INVESTMENTS / JUNE 30, 2011 - continued

                                                                    Implied Credit               Upfront
                                                   Reference          Spread at                  Premiums       Unrealized
                   Termination   Notional  Fixed    Entity/           June 30,       Fair          Paid        Appreciation
Counterparty          Date      Amount(1)  Rate   Obligation          2011(3)      Value(2)     (Received)    (Depreciation)
----------------   -----------  ---------- -----  ----------------  -------------- --------    -------------  ---------------
Deutsche               6/20/15   1,000,000 1.00%  United
   Bank                                           Kingdom of        0.005%         $ 20,594    $      9,199   $    11,395
   AG**                                           Great Britain
Royal Bank             6/20/15     500,000 1.00%  Federal Republic  0.941%            1,334          (3,877)        5,211
   of Scotland                                    of Brazil
   PLC**
Citibank               6/20/15     300,000 0.25%  Government        0.006%           (4,330)         (4,895)          565
   NA**                                           of France
Deutsche               6/20/16     500,000 1.00%  Government        0.026%          (35,625)        (24,625)      (11,000)
   Bank                                           of Spain
   AG**
Barclays              12/20/15     700,000 0.25%  France (Govt of), 0.696%          (13,594)        (12,061)       (1,533)
   Bank                                           4.25%,
   PLC**                                          due 04/25/19
Goldman               12/20/15     500,000 1.00%  Japan Govt-55,    0.806%            4,645           9,583        (4,938)
   Sachs                                          2.00%,
   International**                                due 03/21/22
Credit                12/20/15     600,000 1.00%  United Kingdom    0.522%            12,343         12,205           138
   Suisse                       ----------        Treasury, 4.25%,                 ---------   ------------   -----------
   International**                                due 06/7/32
                                 4,100,000                                         $ (14,633)  $    (14,471)  $      (162)
                                ==========                                         =========   =============  ===========

------------
** The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

  INVESTMENTS / JUNE 30, 2011 - continued

The following table provides a summary of inputs used to value the Funds' net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                       LEVEL 2 -     LEVEL 3 -
                                           TOTAL          LEVEL 1 -   SIGNIFICANT   SIGNIFICANT
                                          VALUE AT         QUOTED     OBSERVABLE   UNOBSERVABLE
                                        JUNE 30, 2011      PRICES       INPUTS        INPUTS
                                       --------------    ----------- ------------- ------------
INFLATION-LINKED &
   FIXED INCOME SECURITIES
      Exchange-traded Funds            $   431,496       $   431,496 $          -- $        --
      Corporate Bonds                   11,709,721                --    11,709,721          --
      Variable Rate Demand Notes         5,335,003                --     5,335,003          --
      U.S. Government
      Inflation-linked Securities       30,696,893                --    30,696,893          --
      Foreign Government
      Inflation-linked Securities       86,060,637                --    86,060,637          --
      Asset-backed Securities              451,232                --       451,232          --
      Mortgage-backed Securities         2,692,730                --     2,692,730          --
REAL ESTATE RELATED SECURITIES
   COMMON STOCK
   Consumer Discretionary                5,320,323         5,320,323            --          --
   Financials                           28,033,577        28,033,577            --          --
                                       --------------    ----------- ------------- ------------
   Total Common Stock                   33,353,900        33,353,900            --          --
                                       --------------    ----------- ------------- ------------
REAL ESTATE INVESTMENT TRUSTS
   Diversified                          10,579,856        10,579,856            --          --
   Industrial                            3,841,046         3,841,046            --          --
   Office                                9,217,228         9,217,228            --          --
   Residential                           7,170,472         7,170,472            --          --
   Retail                               18,600,799        18,600,799            --          --
   Specialized                           8,051,218         8,051,218            --          --
                                       --------------    ----------- ------------- ------------
   Total Real Estate Investment Trusts  57,460,619        57,460,619            --          --
                                       --------------    ----------- ------------- ------------
   Exchange-traded Funds                 1,952,320         1,952,320            --          --
COMMODITY RELATED SECURITIES
   Structured Notes                     24,824,800                --    24,824,800          --
   Exchange-traded Funds                13,131,622        13,131,622            --          --
   Investment Companies                 13,652,682        13,652,682            --          --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND

  INVESTMENTS / JUNE 30, 2011 - continued

                                                                                             LEVEL 2 -          LEVEL 3 -
                                                       TOTAL               LEVEL 1 -       SIGNIFICANT        SIGNIFICANT
                                                      VALUE AT              QUOTED          OBSERVABLE        UNOBSERVABLE
                                                    JUNE 30, 2011           PRICES            INPUTS            INPUTS
                                                    -------------          ------------    ------------       ------------
SHORT-TERM INVESTMENTS
   Purchased Options                                $     28,740           $          -    $     28,740       $          -
   Money Market Funds                                  3,468,015              3,468,015               -                  -
   Commercial Paper                                   16,293,336                      -      16,293,336                  -
   Certificates Of Deposit                             1,299,468                      -       1,299,468                  -
   U.S. Agency Obligations                             3,499,874                      -       3,499,874                  -
Total Short-Term Investments                          24,560,693              3,468,015      21,092,678                  -
Short-term Investment Held As
   Collateral For Loaned Securities                   20,140,003              8,083,987      12,056,016                  -
Options Written                                         (143,642)                (3,636)       (140,006)                 -
                                                    -------------          ------------    ------------       ------------
   Total                                            $326,339,449           $131,531,005    $194,808,444       $          -
                                                    =============          ============    ============       ============
Other financial instruments*
   Forward Foreign Currency
      Exchange Contracts                            $   (783,264)          $          -    $   (783,264)                 -
   Futures Contracts                                      85,863                 85,863               -
   Interest Rate Swap Contracts                          (50,681)                     -         (50,681)                 -
   Credit Default Swap Contracts                          17,905                      -          17,905                  -
                                                    -------------          ------------    ------------       ------------
   Total                                            $   (730,177)          $     85,863    $   (816,040)      $          -
                                                    -------------          ------------    ------------       ------------

------------
* Other financial instruments are forward foreign currency contracts, swaps, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

                                                                                  Large-Cap                       Small-Cap
                                                                                Strategy Fund                  Strategy Fund
                                                                                -------------                 ---------------
ASSETS:
Investment in securities, at value*                                            $  453,136,910                 $  149,538,857
Receivable for fund shares sold                                                       501,707                         76,747
Receivable for investments sold                                                       351,846                        208,106
Receivable from Adviser                                                                 1,757                         24,353
Dividends and interest receivable                                                     534,325                        171,940
Other assets                                                                           31,254                         18,175
                                                                               --------------                  -------------
Total assets                                                                      454,557,799                    150,038,178
                                                                               --------------                  -------------
LIABILITIES:
Due to custodian                                                                      556,290                              -
Obligation to return securities lending collateral                                 24,189,324                     21,563,129
Payable for fund shares redeemed                                                      246,948                        213,892
Payable for investments purchased                                                           -                        231,445
Other accrued expenses                                                                 70,170                         62,095
                                                                               --------------                  -------------
Total liabilities                                                                  25,062,732                     22,070,561
                                                                               --------------                  -------------
NET ASSETS                                                                     $  429,495,067                   $127,967,617
                                                                               ==============                  =============
NET ASSETS CONSIST OF:
Paid-in capital                                                                $  414,208,289                   $115,362,141
Undistributed net investment income                                                   305,380                        205,306
Accumulated net realized loss on investments                                      (66,978,821)                   (18,015,967)
Net unrealized appreciation of investments                                         81,960,219                     30,416,137
                                                                               --------------                  -------------
NET ASSETS                                                                     $  429,495,067                   $127,967,617
                                                                               ==============                  =============
NET ASSETS BY SHARE CLASS:
Institutional Shares                                                           $  429,466,675                   $127,967,617
A Shares                                                                               28,392                              -
                                                                               --------------                  --------------
                                                                               $  429,495,067                  $  127,967,617
                                                                               ==============                  ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited authorized shares):
Institutional Shares                                                               35,402,146                     11,960,213
A Shares                                                                                2,340                              -
NET ASSET VALUE PER SHARE:
Institutional Shares (Net asset value (NAV), offering and redemption price)    $        12.13                 $        10.70
                                                                               --------------                  -------------
   A Shares (net asset value (NAV) and redemption price)                       $        12.13                 $            -
                                                                               --------------                  -------------
   A Shares (offering price - NAV / 0.965)                                     $        12.57                 $            -
                                                                               --------------                  -------------
------------
*Investment in securities, at cost                                             $  371,176,691                 $  119,122,720

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

                                                                               Multi-Manager           Multi-Manager
                                                                            International Fund        Real Asset Fund
                                                                            ------------------        ---------------
ASSETS:
Investment in securities, at value*                                         $ 383,487,302             $ 326,483,091
Cash                                                                                5,549                   630,829
Foreign currency at value**                                                     1,512,791                   712,598
Premiums paid for swap agreements                                                       -                12,014,865
Cash collateral for futures at broker                                                   -                    60,000
Receivable for fund shares sold                                                   335,091                    47,432
Receivable for investments sold                                                 1,588,258                10,681,813
Variation margin receivable on futures contracts                                   37,422                    34,587
Dividends and interest receivable                                               1,556,945                 1,220,978
Net unrealized appreciation on swap agreements                                          -                    50,729
Net unrealized appreciation on forward foreign
  currency exchange contracts                                                         160                   661,092
Other assets                                                                       19,383                    13,930
                                                                            -------------             -------------
Total assets                                                                  388,542,901               352,611,944
                                                                            -------------             -------------
LIABILITIES:
Options written, at value(1)                                                            -                   143,642
Premiums received for swap agreements                                                   -                11,346,448
Obligation to return securities lending collateral                             11,426,566                20,140,003
Payable to broker for swap agreements                                                   -                   720,000
Payable to broker for forward currency contracts                                        -                    50,000
Payable to broker for futures contracts                                                 -                    17,000
Payable for fund shares redeemed                                                   94,048                   474,420
Payable for investments purchased                                               1,943,217                51,474,973
Accrued advisory fee                                                              236,555                   148,154
Deferred capital gains tax payable                                                132,845                    54,391
Net unrealized depreciation on forward foreign
  currency exchange contracts                                                       9,700                 1,444,356
Net unrealized depreciation on swap agreements                                          -                    83,505
Other accrued expenses                                                            330,984                   245,266
                                                                            -------------             -------------
Total liabilities                                                              14,173,915                86,342,158
                                                                            -------------             -------------
NET ASSETS                                                                  $ 374,368,986             $ 266,269,786
                                                                            =============             =============
NET ASSETS CONSIST OF:
Paid-in capital                                                             $ 661,907,201             $ 366,854,714
Distribution in excess of net investment income                                  (225,519)               (5,345,159)
Accumulated net realized loss on investments                                 (332,972,698)             (131,802,481)
Net unrealized appreciation of investments                                     45,660,002                36,562,712
                                                                            -------------             -------------
NET ASSETS                                                                  $ 374,368,986             $ 266,269,786
                                                                            =============             =============
NET ASSETS BY SHARE CLASS:
      Institutional Shares                                                  $ 373,797,530             $ 252,496,929
      A Shares                                                                    571,456                13,772,857
                                                                            -------------             -------------
                                                                            $ 374,368,986             $ 266,269,786
                                                                            =============             =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
      ($0.01 par value, unlimited authorized shares):
      Institutional Shares                                                     48,782,636                18,005,888
      A Shares                                                                     74,906                   984,020
NET ASSET VALUE PER SHARE:
      Institutional Shares (net asset value (NAV), offering and
        redemption price)
                                                                            $        7.66             $       14.02
                                                                            -------------             -------------
      A Shares (net asset value (NAV) and redemption price)                 $        7.63             $       14.00
                                                                            -------------             -------------
      A Shares (offering price - NAV / 0.965)                               $        7.91             $       14.51
                                                                            -------------             -------------
----------------
*   Investment in securities, at cost                                       $ 337,814,531             $ 289,364,463
**  Foreign currency at cost                                                $   1,503,398             $     699,743
(1) Premiums received, options written                                      $           -             $     226,303

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2011

                                                                     Large-Cap               Small-Cap
                                                                   Strategy Fund           Strategy Fund
                                                                   -------------           -------------
INVESTMENT INCOME:
      Dividends                                                    $ 7,408,556             $ 1,437,794
      Interest                                                          31,150                   7,345
      Securities lending income                                         84,291                 199,896
      Foreign tax withheld                                              (2,268)                   (182)
                                                                   -----------             -----------
      Total investment income                                        7,521,729               1,644,853
                                                                   -----------             -----------
EXPENSES:
      Advisory fees                                                  1,910,094                 634,271
      Administration fees                                               61,560                  18,588
      Sub-administration and accounting fees                           265,728                 150,613
      Custody fees                                                      45,118                  30,289
      Transfer agent fees                                              125,202                  78,348
      Distribution fees - A Shares                                          51                       -
      Professional fees                                                 78,276                  63,304
      Reports to shareholders                                           26,770                  24,579
      Registration fees                                                 29,255                  37,908
      Trustees' fees                                                    34,750                  34,750
      Compliance services                                               12,210                  11,585
      Other                                                             39,675                  18,550
                                                                   -----------             -----------
      Total expenses before fee waivers                              2,628,689               1,102,785
      Expenses waived/reimbursed by Adviser                         (1,673,590)               (814,480)
                                                                   -----------             -----------
      Total expenses, net                                              955,099                 288,305
                                                                   -----------             -----------
      Net investment income                                          6,566,630               1,356,548
                                                                   -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                               2,692,000               5,092,724
      Net change in unrealized appreciation
       (depreciation) on investments                                78,156,513              27,454,374
                                                                   -----------             -----------
      Net gain on investments                                       80,848,513              32,547,098
                                                                   -----------             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $87,415,143             $33,903,646
                                                                   ===========             ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2011

                                                                                        Multi-Manager         Multi-Manager
                                                                                     International Fund      Real Asset Fund
                                                                                     ------------------      ---------------
INVESTMENT INCOME:
      Dividends                                                                      $ 9,655,966             $ 5,397,747
      Interest                                                                             3,701              11,912,185
      Securities lending income                                                          210,177                  30,611
      Foreign tax withheld                                                              (742,919)               (149,490)
                                                                                     -----------             -----------
      Total investment income                                                          9,126,925              17,191,053
                                                                                     -----------             -----------
EXPENSES:
      Advisory fees                                                                    2,681,272               1,964,615
      Administration fees                                                                 52,717                  47,561
      Sub-administration and accounting fees                                             561,609                 269,445
      Custody fees                                                                       869,426                 227,402
      Transfer agent fees                                                                110,073                 157,036
      Distribution fees - A Shares                                                           843                  38,747
      Professional fees                                                                  217,086                 122,443
      Reports to shareholders                                                             30,346                  33,382
      Registration fees                                                                   27,628                  32,925
      Trustees' fees                                                                      34,750                  34,696
      Compliance services                                                                 11,967                  11,975
      Other                                                                               62,845                  62,738
                                                                                     -----------             -----------
      Total expenses before fee waivers                                                4,660,562               3,002,965
      Expenses reimbursed                                                                (51,844)                (20,023)
                                                                                     -----------             -----------
      Total expenses, net                                                              4,608,718               2,982,942
                                                                                     -----------             -----------
      Net investment income                                                            4,518,207              14,208,111
                                                                                     -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                24,599,460              29,672,198
      Net realized loss of foreign currency transactions                                (589,888)             (5,992,714)
      Net realized gain (loss) on futures contracts                                      (26,957)                 31,513
      Net realized gain on swap agreements                                                     -                  98,497
      Net realized gain on options written                                                     -                 180,580
      Net change in unrealized appreciation (depreciation) on investments             43,967,692              20,676,164
                                                                                     -----------             -----------
      Net gain on investments                                                         67,950,307              44,666,238
                                                                                     -----------             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $72,468,514             $58,874,349
                                                                                     ===========             ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Large-Cap
                                                                                          Strategy Fund
                                                                               -------------------------------------
                                                                                  For the                 For the
                                                                                Year Ended              Year Ended
                                                                                  June 30,                June 30,
                                                                                   2011                    2010
                                                                               -----------              ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                    $  6,566,630             $  1,425,025
      Net realized gain (loss) from investments                                   2,692,000               23,010,247
      Net change in unrealized appreciation (depreciation)
        on investments
                                                                                 78,156,513               (7,987,384)
                                                                               ------------             ------------
Net increase (decrease) in net assets resulting from operations                  87,415,143               16,447,888
                                                                               ------------             ------------

Distributions to shareholders from:
      Net investment income:
        Institutional Shares                                                     (6,299,693)              (1,560,040)
        A Shares                                                                       (286)                     (85)
                                                                               ------------             ------------

Total distributions                                                              (6,299,979)              (1,560,125)
                                                                               ------------             ------------

Fund share transactions (Note 7):
      Proceeds from shares sold:
        Institutional Shares                                                    315,538,826               48,599,841
        A Shares                                                                     24,341                        -
      Cost of shares issued on reinvestment of distributions:
        Institutional Shares                                                      2,303,175                  964,330
        A Shares                                                                        236                       85
      Cost of shares redeemed:
        Institutional Shares                                                    (87,589,025)             (78,037,546)
        A Shares                                                                     (2,088)                 (32,511)
                                                                               ------------             ------------
Net increase (decrease) in net assets from Fund share transactions              230,275,465              (28,505,801)
                                                                               ------------             ------------
Total increase (decrease) in net assets                                         311,390,629              (13,618,038)

NET ASSETS:
      Beginning of Year                                                         118,104,438              131,722,476
                                                                               ------------             ------------
      End of Year                                                              $429,495,067             $118,104,438
                                                                               ============             ============
      Undistributed net investment income                                      $    305,380             $     38,705
                                                                               ------------             ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Small-Cap
                                                                                          Strategy Fund
                                                                               -------------------------------------
                                                                                  For the                 For the
                                                                                Year Ended              Year Ended
                                                                                  June 30,                June 30,
                                                                                   2011                    2010
                                                                               -----------              ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                    $  1,356,548             $    840,508
      Net realized gain (loss) from investments                                   5,092,724                8,094,073
      Net change in unrealized appreciation (depreciation)
        on investments                                                           27,454,374                 (971,330)
                                                                               ------------             ------------
Net increase (decrease) in net assets resulting from operations                  33,903,646                7,963,251
                                                                               ------------             ------------

Distributions to shareholders from:
      Net investment income:
        Institutional Shares                                                     (1,230,775)                (789,122)
        A Shares                                                                          -                      (21)
                                                                               ------------             ------------
Total distributions                                                              (1,230,775)                (789,143)
                                                                               ------------             ------------

Fund share transactions (Note 7):
      Proceeds from shares sold:
        Institutional Shares                                                     54,102,863               76,189,843
        A Shares                                                                          -                        -
      Cost of shares issued on reinvestment of distributions:
        Institutional Shares                                                        237,390                  282,775
        A Shares                                                                          -                       21
      Cost of shares redeemed:
        Institutional Shares                                                    (58,102,865)             (47,525,051)
        A Shares                                                                          -                  (15,779)
                                                                               ------------             ------------
Net increase (decrease) in net assets from Fund share transactions               (3,762,612)              28,931,809
                                                                               ------------             ------------
Total increase in net assets                                                     28,910,259               36,105,917

NET ASSETS:
      Beginning of Year                                                          99,057,358               62,951,441
                                                                               ------------             ------------
      End of Year                                                              $127,967,617             $ 99,057,358
                                                                               ============             ============
      Undistributed net investment income                                      $    205,306             $     87,570
                                                                               ------------             ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS - continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Multi-Manager
                                                                                         International Fund
                                                                               -------------------------------------
                                                                                  For the                 For the
                                                                                Year Ended              Year Ended
                                                                                  June 30,                June 30,
                                                                                   2011                    2010
                                                                               -----------              ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment income                                                      $  4,518,207             $   4,432,445
      Net realized gain (loss) from investments and foreign currency               23,982,615                49,294,416
      Net change in unrealized appreciation (depreciation)
        on investments                                                             43,967,692                 8,301,130
                                                                               --------------             -------------
Net increase (decrease) in net assets resulting from operations                    72,468,514                62,027,991
                                                                               --------------             -------------

Distributions to shareholders from:
      Net investment income:
        Institutional Shares                                                       (4,170,715)               (5,607,555)
        A Shares                                                                       (5,671)                   (1,310)
Return of capital:
        Institutional Shares                                                                -                   (28,033)
        A Shares                                                                            -                        (7)
                                                                               --------------             -------------
Total distributions                                                                (4,176,386)               (5,636,905)
                                                                               --------------             -------------

Fund share transactions (Note 7):
      Proceeds from shares sold:
        Institutional Shares                                                      132,362,115                66,812,360
        A Shares                                                                      550,709                    31,892
      Cost of shares issued on reinvestment of distributions:
        Institutional Shares                                                        1,806,057                 2,386,209
        A Shares                                                                        5,480                     1,317
      Cost of shares redeemed:
        Institutional Shares                                                      (77,659,243)             (272,088,612)
        A Shares                                                                     (102,237)                  (36,446)
                                                                               --------------             -------------
Net increase (decrease) in net assets from Fund share transactions                 56,962,881              (202,893,280)
                                                                               --------------             -------------
Total increase (decrease) in net assets                                           125,255,009              (146,502,194)

NET ASSETS:
      Beginning of Year                                                           249,113,977               395,616,171
                                                                               --------------             -------------
      End of Year                                                                $374,368,986             $ 249,113,977
                                                                               ==============             =============
Distributions in excess of net investment income                                 $   (225,519)            $    (265,631)
                                                                               --------------             -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL STATEMENTS - continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Multi-Manager Real Asset Fund
                                                                                ---------------------------------
                                                                                     For the           For the
                                                                                   Year Ended         Year Ended
                                                                                    June 30,           June 30,
                                                                                      2011               2010
                                                                                ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                                                          $     14,208,111    $   1,251,893
 Net realized gain (loss) from investments and foreign currency                       23,990,074        5,803,947
 Net change in unrealized appreciation (depreciation)
  on investments                                                                      20,676,164       22,591,330
                                                                                ----------------    -------------
Net increase (decrease) in net assets resulting from operations                       58,874,349       29,647,170
                                                                                ----------------    -------------

Distributions to shareholders from:
 Net investment income:
  Institutional Shares                                                               (13,559,782)      (8,295,964)
  A Shares                                                                              (718,487)        (396,565)
                                                                                ----------------    -------------
Total distributions                                                                  (14,278,269)      (8,692,529)
                                                                                ----------------    -------------

Fund share transactions (Note 7):
 Proceeds from shares sold:
  Institutional Shares                                                                47,667,501       97,906,262
  A Shares                                                                             2,247,464        9,685,149
 Cost of shares issued on reinvestment of distributions:
  Institutional Shares                                                                 4,291,103        2,484,278
  A Shares                                                                               680,196          371,712
 Cost of shares redeemed:
  Institutional Shares                                                              (125,378,229)    (204,952,550)
  A Shares                                                                            (7,842,454)     (14,777,559)
                                                                                ----------------    -------------
Net decrease in net assets from Fund share transactions                              (78,334,419)    (109,282,708)
                                                                                ----------------    -------------
Total decrease in net assets                                                         (33,738,339)     (88,328,067)

NET ASSETS:
  Beginning of Year                                                                  300,008,125      388,336,192
                                                                                ----------------    -------------
  End of Year                                                                   $    266,269,786    $ 300,008,125
                                                                                ----------------    -------------
Distributions in excess of net investment income                                $     (5,345,159)   $    (192,087)
                                                                                ================    =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                For the Years Ended June 30,
                                                              --------------------------------------------------------
                                                                 2011      2010          2009       2008         2007
                                                              --------   --------      --------   --------     --------
LARGE-CAP STRATEGY FUND -  INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF YEAR                           $   9.39   $   8.61      $  12.28   $  14.40     $  12.33
                                                              --------   --------      --------   --------     --------
INVESTMENT OPERATIONS:
 Net investment income(1)                                         0.20       0.10          0.12       0.09         0.10
 Net realized and unrealized gain (loss) on investments           2.72       0.79         (3.68)     (1.57)        2.16
                                                              --------   --------      --------   --------     --------
  Total from investment operations                                2.92       0.89         (3.56)     (1.48)        2.26
                                                              --------   --------      --------   --------     --------
DISTRIBUTIONS:
 From net investment income                                      (0.18)     (0.11)        (0.11)     (0.09)       (0.09)
 From net realized gains                                             -          -             -      (0.55)       (0.10)
                                                              --------   --------      --------   --------     --------
  Total distributions                                            (0.18)     (0.11)        (0.11)     (0.64)       (0.19)
                                                              --------   --------      --------   --------     --------
NET ASSET VALUE - END OF YEAR                                 $  12.13   $   9.39      $   8.61   $  12.28     $  14.40
                                                              ========   ========      ========   ========     ========
TOTAL RETURN                                                     31.24%     10.28%      (28.94)%   (10.75)%       18.45%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
 Expenses:
  Including expense limitations                                   0.25%      0.93%         1.00%      0.93%        0.86%
  Excluding expense limitations                                   0.69%      1.01%         1.18%      1.00%        0.93%
 Net investment income                                            1.72%      0.99%         1.27%      0.67%        0.72%
 Portfolio turnover rate                                            39%       160%          224%       127%          96%
Net assets at the end of year (000 omitted)                   $429,467   $118,102      $131,692   $242,391     $252,756

----------
1 The net investment income per share was calculated using the average shares outstanding method.

 The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS - continued

                                                                   For the Years Ended June 30,
                                                          ----------------------------------------------
                                                           2011     2010      2009       2008      2007
                                                          ------   ------   --------   --------   ------
LARGE-CAP STRATEGY FUND - A SHARES

NET ASSET VALUE - BEGINNING OF YEAR                       $ 9.45   $ 8.61   $  12.28   $  14.41   $12.33
INVESTMENT OPERATIONS:
 Net investment income(1)                                   0.16     0.07       0.10       0.05     0.06

 Net realized and unrealized gain (loss) on investments     2.64     0.85      (3.68)     (1.56)    2.18
                                                          ------   ------   --------   --------   ------
  Total from investment operations                          2.80     0.92      (3.58)     (1.51)    2.24
                                                          ------   ------   --------   --------   ------
DISTRIBUTIONS:
 From investment income                                    (0.12)   (0.08)     (0.09)     (0.07)   (0.06)
 From net realized gains                                       -        -          -      (0.55)   (0.10)
                                                          ------   ------   --------   --------   ------
  Total distributions                                      (0.12)   (0.08)     (0.09)     (0.62)   (0.16)
                                                          ------   ------   --------   --------   ------
NET ASSET VALUE - END OF YEAR                             $12.13   $ 9.45   $   8.61   $  12.28   $14.41
                                                          ======   ======   ========   ========   ======
TOTAL RETURN(2)                                            30.00%   10.36%   (29.11)%   (10.98)%   18.26%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:

 Expenses:
  Including expense limitations                             0.50%    1.18%      1.25%    1.18%      1.11%
  Excluding expense limitations                             0.92%    1.32%      1.43%    1.30%      1.18%
 Net investment income                                      1.40%    0.70%      1.10%    0.39%      0.47%
 Portfolio turnover rate                                      39%     160%       224%     127%         96%
Net assets at the end of year (000 omitted)               $   28   $    2   $     30   $   41      $   12

----------
1 The net investment income per share was calculated using the average shares outstanding method.

2 Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS - continued

                                                                         For the Years Ended June 30,
                                                             ----------------------------------------------------
                                                               2011        2010    2009        2008       2007
                                                             --------    -------  -------    ---------   --------
SMALL-CAP STRATEGY FUND - INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF YEAR                          $   7.90    $  6.57  $  9.16    $   14.11   $  14.20
                                                             --------    -------  -------    ---------   --------
INVESTMENT OPERATIONS:
 Net investment income (loss)(1)                                 0.11       0.09     0.05       (0.02)       0.02
 Net realized and unrealized gain on investments                 2.80       1.32    (2.60)      (2.25)       1.89
                                                             --------    -------  -------    ---------   --------
  Total from investment operations                               2.91       1.41    (2.55)      (2.27)       1.91
                                                             --------    -------  -------    ---------   --------
DISTRIBUTIONS:
From net investment income                                      (0.11)     (0.08)   (0.04)          -       (0.01)
 From net realized gains                                            -          -        -       (2.68)      (1.99)
                                                             --------    -------  -------    ---------   --------
 Total distributions                                            (0.11)     (0.08)   (0.04)      (2.68)      (2.00)
                                                             --------    -------  -------    ---------   --------
NET ASSET VALUE - END OF YEAR                                  $10.70    $  7.90    $6.57       $ 9.16      $14.11
                                                             ========    =======  =======    =========   =========
TOTAL RETURN                                                    36.96%     21.47%  (27.72)%    (18.13)%      14.42%

RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:
 Expenses:
  Including expense limitations                                  0.25%      0.25%    0.75%       1.25%       1.25%
  Excluding expense limitations                                  0.96%      1.07%    1.61%       1.92%       1.57%
 Net investment income (loss)                                    1.18%      1.14%    0.81%     (0.15)%       0.13%
 Portfolio turnover rate                                           48%        84%     205%        134%        127%
Net assets at the end of year (000 omitted)                  $127,968    $99,057  $62,938    $ 31,834    $ 41,899

----------
1 The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL HIGHLIGHTS - continued

                                                                   For the Years Ended June 30,
                                                   ----------------------------------------------------------------
                                                   2011           2010        2009         2008             2007
                                                   ------     --------     --------     ----------      -----------
MULTI-MANAGER INTERNATIONAL
  FUND - INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF YEAR              $   5.97     $   5.37     $   8.51      $    11.76      $     9.92
                                                 --------     --------     --------      ----------      ----------
INVESTMENT OPERATIONS:
  Net investment income(1)                           0.10         0.07         0.10            0.18            0.16
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   1.67         0.64        (2.93)          (1.24)           2.74
                                                 --------     --------     --------      ----------      ----------
    Total from investment operations                 1.77         0.71        (2.83)          (1.06)           2.90
                                                 --------     --------     --------      ----------      ----------

DISTRIBUTIONS:
  From net investment income                        (0.08)       (0.11)       (0.11)          (0.27)          (0.13)
  From net realized gains                               -            -        (0.20)          (1.92)          (0.93)
  From return of capital                                -            -(2)         -               -               -
                                                 --------     --------     --------      ----------      ----------
    Total distributions                             (0.08)       (0.11)       (0.31)          (2.19)          (1.06)
                                                 --------     --------     --------      ----------      ----------
NET ASSET VALUE - END OF YEAR                    $   7.66     $   5.97     $   5.37      $     8.51      $    11.76
                                                 ========     ========     ========      ==========      ==========
TOTAL RETURN                                        29.78%       13.10%     (32.82)%         (10.49)%         30.57%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations                    1.41%        1.37%        1.40%           1.15%           1.06%
    Excluding expense limitations                    1.43%        1.38%        1.42%           1.16%           1.06%
  Net investment income                              1.38%        1.03%        1.64%           1.75%           1.49%
  Portfolio turnover rate                              98%         107%         136%            124%             89%
Net assets at the end of year (000 omitted)      $373,798     $249,031     $395,536      $1,035,939      $1,129,534

---------------
1 The net investment income per share was calculated using the average shares outstanding method.

2    Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS - continued


                                                             For the Years Ended June 30,
                                                 --------------------------------------------------------
                                                   2011      2010        2009        2008         2007
                                                 --------   --------    --------    ---------    --------
MULTI-MANAGER INTERNATIONAL
  FUND - A SHARES
NET ASSET VALUE - BEGINNING OF YEAR              $  5.95    $  5.36     $  8.50     $  11.75     $  9.92
                                                 --------   --------    --------    ---------    --------
INVESTMENT OPERATIONS:
  Net investment income(1)                          0.12       0.06        0.08         0.15        0.16
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  1.64       0.63       (2.92)       (1.23)       2.72
                                                 --------   --------    --------    ---------    --------

    Total from investment operations                1.76       0.69       (2.84)       (1.08)       2.88
                                                 --------   --------    --------    ---------    --------

DISTRIBUTIONS:
  From investment income                           (0.08)     (0.10)      (0.10)       (0.25)      (0.12)
  From net realized gains                              -          -       (0.20)       (1.92)      (0.93)
  From return of capital                               -          -(3)        -            -           -
                                                 --------   --------    --------    ---------    --------

    Total distributions                            (0.08)     (0.10)      (0.30)       (2.17)      (1.05)
                                                 --------   --------    --------    ---------    --------
NET ASSET VALUE - END OF YEAR                    $  7.63    $  5.95     $  5.36      $  8.50    $  11.75
                                                 ========   ========    ========    =========    ========
TOTAL RETURN(2)                                    29.57%     12.74%     (32.95)%     (10.66)%     30.30%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
    Including expense limitations                   1.58%      1.62%       1.65%        1.40%      1.37%
    Excluding expense limitations                   1.59%      1.63%       1.72%        1.40%      1.37%
  Net investment income                             1.61%      0.89%       1.53%        1.46%      1.54%
  Portfolio turnover rate                             98%       107%        136%         124%        89%
Net assets at the end of year (000 omitted)       $  571      $  83       $  80       $  118     $  122

----------

1 The net investment income per share was calculated using the average shares outstanding method.

2 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

3    Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS - continued


                                                             For the Years Ended June 30,
                                             ---------------------------------------------------------------
                                               2011          2010         2009         2008         2007
                                             ----------    --------    ---------    ----------    ----------
MULTI-MANAGER REAL ASSET
   FUND - INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF YEAR          $    12.11    $  11.61    $   17.75    $    15.33    $    15.06
                                             ----------    --------    ---------    ----------    ----------
INVESTMENT OPERATIONS:
   Net investment income(1)                        0.65        0.04         0.28          0.60          0.50
   Net realized and unrealized gain (loss) on
     investments and foreign currency              1.94        0.75        (4.99)         2.71          0.24
                                             ----------    --------    ---------    ----------    ----------
     Total from investment operations              2.59        0.79        (4.71)         3.31          0.74
                                             ----------    --------    ---------    ----------    ----------
DISTRIBUTIONS:
   From net investment income                     (0.68)      (0.29)       (0.61)        (0.56)        (0.36)
   From net realized gains                            -           -        (0.82)        (0.33)        (0.11)
                                             ----------    --------    ---------    ----------    ----------
     Total distributions                          (0.68)      (0.29)       (1.43)        (0.89)        (0.47)
                                             ----------    --------    ---------    ----------    ----------
NET ASSET VALUE - END OF YEAR                $    14.02    $  12.11    $   11.61    $    17.75    $    15.33
                                             ==========    ========    =========    ==========    ==========
TOTAL RETURN                                      21.70%       6.76%      (26.59)%       22.27%         4.89%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations                1.00%        0.94%        0.82%         0.65%         0.63%
     Excluding expense limitations                1.00%        0.95%        0.82%         0.65%         0.65%
   Net investment income                          4.82%        0.33%        2.09%         3.64%         3.23%
   Portfolio turnover rate                         199%         156%         115%           72%           23%
Net assets at the end of year (000 omitted)  $  252,497    $ 283,703    $368,263    $  782,540    $  555,007

----------
1 The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
FINANCIAL HIGHLIGHTS - continued

                                                             For the Years Ended June 30,
                                             ---------------------------------------------------------------
                                               2011          2010         2009         2008         2007
                                             ----------    --------    ---------    ----------    ----------
MULTI-MANAGER REAL ASSET
   FUND - A SHARES
NET ASSET VALUE -
   BEGINNING OF YEAR                         $    12.10    $  11.60    $   17.75    $    15.34    $    15.07
INVESTMENT OPERATIONS:
   Net investment income(1)                        0.63        0.02         0.15          0.63          0.58
   Net realized and unrealized gain (loss)
     on investments
     and foreign currency                          1.91        0.75        (4.89)         2.65          0.12
                                             ----------    --------    ---------    ----------    ----------
     Total from investment operations              2.54        0.77        (4.74)         3.28          0.70
                                             ----------    --------    ---------    ----------    ----------
DISTRIBUTIONS:
   From investment income                         (0.64)      (0.27)       (0.59)        (0.54)        (0.32)
   From net realized gains                            -           -        (0.82)        (0.33)        (0.11)
                                             ----------    --------    ---------    ----------    ----------
     Total distributions                          (0.64)      (0.27)       (1.41)        (0.87)        (0.43)
                                             ----------    --------    ---------    ----------    ----------
NET ASSET VALUE - END OF YEAR                $    14.00    $  12.10    $   11.60    $    17.75    $    15.34
                                             ==========    ========    =========    ==========    ==========
TOTAL RETURN(2)                                   21.45%       6.57%     (26.78)%        22.00%         4.62%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
     Including expense limitations                 1.25%       1.19%        1.07%         0.90%         0.89%
     Excluding expense limitations                 1.25%       1.20%        1.09%         0.99%         0.90%
   Net investment income                           4.64%       0.13%        1.15%         3.61%         3.74%
   Portfolio turnover rate                          199%        156%         115%           72%           23%
Net assets at the end of year (000 omitted)  $   13,773    $ 16,305    $  20,073    $   32,637    $      128

----------
1 The net investment income per share was calculated using the average shares outstanding method.

2 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2011, the Trust offered 12 series, four of which are included in these financial statements. The four series are as follows: Wilmington Large-Cap Strategy Fund ("Large-Cap Strategy Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Strategy Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").
     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%. As of June 30, 2011, the Small-Cap Strategy Fund - A Shares had no shares outstanding.

     On October 31, 2010, Wilmington Trust Corporation ("Wilmington Trust") entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T to effect at some date in the future a merger of Wilmington Trust into MTB One, Inc. (the "Transaction"). On May 16, 2011, the Transaction was completed and the following agreements which were approved by shareholders at the Special Meeting on March 11, 2011 became effective: (1) the new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC"), (2) the new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management LLC ("WTIM") and (3) the new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund and the Wilmington Small-Cap Strategy Fund, RSMC and WTIM. As a result of the Transaction, Wilmington Trust, RSMC and WTIM are now indirect subsidiaries of M&T.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

     Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

     Over the counter (OTC) derivative contracts, which include forward currency contracts, written options, interest rate swaps, and credit default swaps, do not require material subjectivity and are categorized as Level 2 in the hierarchy. OTC derivative contracts are valued using industry standard valuation models, which are based on an income approach. The significant inputs for these valuation models may include the value of the underlying security or collateral, credit spread curves, interdealer broker rates, benchmark curves and yields, recovery rates, and other individualized security details.

     Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. The amortized cost method, which is based upon the income approach, involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes, each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

     Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     Repurchase Agreements. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund's investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     Short Sales. The Real Asset Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

     Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DERIVATIVE FINANCIAL INSTRUMENTS.

     Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

     Summarized below are the specific types of derivative instruments used by the Funds:

     Forward Foreign Currency Exchange Contracts. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time they may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

     Futures Transactions. The Funds may invest in financial futures contracts for the purposes of hedging their existing portfolios. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     Options: Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Funds' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Funds, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

     The Real Asset Fund had transactions in options written during the year ended June 30, 2011 as follows:

                                                 Number of                  Premiums
                                                 Contracts                  Received
                                                 -----------                -----------
Options outstanding at June 30, 2010             4,580                      $   114,828
Options purchased                               (1,453)                         (78,304)
Options closed                                        -                               -
Options written                                   6,447                         351,671
Options expired                                 (6,143)                        (161,892)
Options exercised                                    -                                -
                                                 ----------                 -----------
Options outstanding at June 30, 2011             3,431                      $   226,303
                                                 ==========                 ===========

     Swap Agreements: Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

     Interest rate swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund's exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

     Credit default swap agreements: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or
     (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

     Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.

     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

     The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of June 30, 2011 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

     The following is a summary of the location of derivatives on the Funds' Statements of Assets and Liabilities as of June 30, 2011.

                                                       Location on the Statements of Assets and Liabilities
                                    ------------------------------------------------------------------------------------------------
Derivative Type                     Asset Derivatives                                      Liability Derivatives
------------------------------------------------------------------------------------------------------------------------------------
Interest rate contracts             Investments in securities, at value.                   Options written, at value.
                                    Net unrealized appreciation on                         Net unrealized depreciation on
                                    swap agreements.                                       swap agreements.
                                    Variation margin receivable on                         Variation margin payable on futures
                                    futures contracts.                                     contracts.
------------------------------------------------------------------------------------------------------------------------------------
Foreign exchange                    Net unrealized appreciation on                         Net unrealized depreciation on
contracts                           forward foreign currency                               forward foreign currency
                                    exchange contracts.                                    exchange contracts.

Equity contracts                    Investments in securities,
                                    at value.
                                    Variation margin receivable on                         Variation margin payable on futures
                                    futures contracts.                                     contracts.

Credit contracts                    Net unrealized appreciation on                         Net unrealized depreciation on
                                    swap agreements.                                       swap agreements.
                                                                                           Premiums received for swap
                                                                                           agreements.

                                                                Asset Derivative Fair Value
                                    ------------------------------------------------------------------------------------------------
                                                                             Foreign           Interest
                                    Total Value at        Equity             Exchange          Rate                 Credit
                                    June 30, 2011        Contracts           Contracts         Contracts            Contracts
International Fund                  $   5,688,298         $   5,688,138        $    160        $      -             $       -
Real Asset Fund                         1,506,879                     -         661,092         150,531               695,256

                                                                   Liability Derivative Fair Value
                                    ------------------------------------------------------------------------------------------------
                                                                             Foreign           Interest
                                    Total Value at        Equity             Exchange          Rate                 Credit
                                    June 30, 2011        Contracts           Contracts         Contracts            Contracts
                                    --------------       ---------           ------------      ----------           -------------
International Fund                  $    (9,700)         $  -                $     (9,700)     $        -           $           -
Real Asset Fund                      (1,683,890)            -                  (1,444,356)       (185,985)                (53,549)

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

     The effects of derivative instruments on the Statements of Operations for the fiscal year ended June 30, 2011 are as follows:

Derivative Type                     Location of the Statements of Operations
-------------------------           -----------------------------------------------------
Equity contracts                    Net realized gain (loss) on investments
                                    Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts          Net realized gain (loss) on foreign currency transactions
                                    Net change in unrealized appreciation (depreciation) on foreign currency translation

                                                    Realized Gain (Loss) on Derivatives Recognized in Results from Operations
                                    ------------------------------------------------------------------------------------------------
                                                                             Foreign           Interest
                                    Total Value at        Equity             Exchange          Rate                 Credit
                                    June 30, 2011        Contracts           Contracts         Contracts            Contracts
International Fund                  $       (196,439)    $   121,542         $      (317,981)  $        -           $          -
Real Asset Fund                          (10,158,462)         16,789             (10,491,662)       56,448               259,963

                                                           Change in Unrealized Appreciation (Depreciation) on
                                                            Derivatives Recognized in Results from Operations
                                    ------------------------------------------------------------------------------------------------
                                                                             Foreign           Interest
                                    Total Value at        Equity             Exchange          Rate                 Credit
                                    June 30, 2011        Contracts           Contracts         Contracts            Contracts
                                    -------------        ---------           ---------         ---------            ---------
International Fund                  $    271,470         $    280,753        $      (9,283)    $         -          $        -
Real Asset Fund                         (811,204)                   -             (935,352)         92,201              31,947

     For the year ended June 30, 2011, the Funds' average volume of derivative activities is as follows:

                                                                                                      Forward
                                                              Futures            Futures              Currency
                      Written         Purchased               Long               Short                Contracts -
                      Options(1)      Options(6)              Positions(2)       Positions(2)         Purchased(3)
                      ------------    ---------               ------------       ------------         ------------
International Fund    $          -    $      -                $      223,937    $        -           $   2,528,738
Real Asset Fund           (194,527)      1,953                     17,197,444   (2,775,417)             19,332,517

                           Forward                        Credit
                          Currency      Interest          Default
                         Contracts -      Rate             Swaps
                            Sold(4)      Swaps(5)       as writer(5)
                        -----------    ---------       -----------
International Fund      $ (2,860,716)  $          -    $            -
Real Asset Fund          (96,804,323)       564,148         9,931,742

----------
(1)    Premium Received.

(2)    Average Notional Value.

(3)    Value at Settlement Date Payable.

(4)    Value at Settlement Date Receivable.

(5)    Notional Amount.

(6)    Cost.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation (''RSMC''), a wholly owned subsidiary of M&T, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-adviser to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC (''WTIM''), also a wholly owned subsidiary of M&T and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

                                Gross                 Fees
                                Fees                  Waived                    % of Average Daily Net Assets
                                ----------            -------------             -----------------------------
LARGE-CAP STRATEGY FUND
RSMC                            $1,337,065            $  (1,673,590)            0.35% of average daily net assets
WTIM-
Quantitative strategy           573,029                           -             0.15% on the first $ 1 billion
                                                                                in assets allocated to the
                                                                                Quantitative strategy; 0.10%
                                                                                on the next $1 billion; and
                                                                                0.05% over $2 billion
SMALL-CAP STRATEGY FUND
RSMC                            403,627                    (814,480)            0.35% of average daily net assets
WTIM-
Quantitative strategy           230,644                           -             0.20% on the first $ 1 billion
                                                                                in assets allocated to the
                                                                                Quantitative strategy; 0.15%
                                                                                on the next $1 billion;
                                                                                and 0.10% over $ 2 billion
INTERNATIONAL FUND
RSMC                            1,144,381                         -             0.35% of average daily net assets
Goldman Sachs Asset
Management, L.P.(1)             315,948                     (10,156)            0.50% of average daily net assets
Artio Global Management, LLC
("Artio") (formerly Julius Baer
Investment Management, Inc.)(2) 165,925                           -             0.50% of average daily net assets
Dimensional Fund Advisors LP
("DFA")(1)                      278,136                     (41,688)            0.45% of the first $ 50 million
                                                                                under DFA's management; and
                                                                                0.30% over $50 million
Parametric Portfolio
Associates, Inc. ("PPA")-
Emerging Markets Strategy       636,313                           -             0.80% on first $100 million under
                                                                                PPA's management; 0.75% over
                                                                                $ 100 million

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
NOTES TO FINANCIAL STATEMENTS - continued

                                Gross                 Fees
                                Fees                  Waived                    % of Average Daily Net Assets
                                ----------            -------------             -----------------------------
INTERNATIONAL FUND (CONTINUED)
Parametric Portfolio
Associates, Inc. ("PPA")-
Developed Country Index
Replication Strategy(1)         $   70,293            $   (8,046)               0.275% on first $50 million under
                                                                                PPA's management; 0.20% over
                                                                                $  50 million
Principal Global Investors, LLC
("Principal")                       78,093                     -                0.75% of average daily net assets

REAL ASSET FUND
RSMC                             1,033,955                     -                0.35% of average daily net assets

RSMC-Enhanced
Cash strategy                       22,945                     -                For assets allocated to the
                                                                                Enhanced Cash strategy, an
                                                                                additional fee as follows:
                                                                                0.08% on the assets allocated to
                                                                                the Enhanced Cash strategy
CBRE Clarion Securities,
LLC ("CBRE")(1)                    317,021               (20,023)               0.65% on the first $50 million
                                                                                under CBRE's management;
                                                                                0.55% on the next $50 million;
                                                                                and 0.45% over $100 million
E.I.I. Realty Securities, Inc.
("EII")(1)                         285,794                     -                0.65% on the first $100 million
                                                                                under EII's management; and
                                                                                0.60% over $100 million.
Pacific Investment Management
Company LLC ("PIMCO")(3)           237,925                     -                0.2875% on the average daily net
                                                                                assets under PIMCO's
                                                                                management.
HSBC Global Asset Management
(France) ("HSBC")                   66,974                     -                0.20% on the first $100 million
                                                                                under HSBC's management;
                                                                                0.15% on the next $400 million;
                                                                                and 0.10% over $500 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-adviser has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Artio receives an annual fee paid monthly as follows: if the average daily net assets under Artio's management for the month is less than $125 million, the applicable annual fee is 0.50% on average daily net assets; if the average daily net assets under Artio's management for the month is $125 million or more, the applicable annual fee is 0.45% on the first $100 million of average daily net assets and 0.40% on average daily net assets in excess of $100 million.

(3) For assets allocated to PIMCO's Global Real Return strategy, fees are 0.25% of the Assets allocated to PIMCO's Global Real Return strategy. For Assets allocated to PIMCO's Emerging Market (EM) Local Bonds strategy, fees are 0.50% on the first $100 million of average daily net assets allocated to PIMCO's Emerging Market (EM) Local Bonds strategy and 0.45% of average daily net assets over $100 million allocated to PIMCO's Emerging Market
     (EM) Local Bonds strategy.

     Based on the current allocation of 85% and 15% to the PIMCO Global Real Return strategy and the Emerging Market (EM) Local Bonds strategy, respectively, PIMCO receives a monthly portfolio management fee at the annual rate of 0.2875% on the average daily net assets under PIMCO's management.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTES TO FINANCIAL STATEMENTS - continued

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                               Expense Limitation*                        Expiration Date
                                  --------------------------------------------    --------------------------------
Large-Cap Strategy Fund                                                   0.25%                   October 31, 2011
Small-Cap Strategy Fund                                                   0.25%                   October 31, 2011

----------
* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the year ended June 30, 2011 are shown separately on the statements of operations. As of June 30, 2011, there were no liabilities due to RSMC for these services in any of the Funds.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2011 are shown separately on the statements of operations. The accrued liability amounts for each Fund due to RSMC for these services as of June 30, 2011 were $5,655, $1,668, $4,991 and $3,625 for the Large-Cap Strategy Fund, the Small-Cap Strategy Fund, the Multi-Manager International Fund and the Multi-Manager Real Asset Fund, respectively.

     BNY Mellon Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the year ended June 30, 2011, are shown separately on the statement of operations.

     Compensation of Trustees and Officers. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Distribution Fees. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTES TO FINANCIAL STATEMENTS - continued

     Wilmington Trust Company (''WTC''), an affiliate of RSMC, serves as custodian to the Funds except the International Fund, and BNY Mellon Investment Servicing Trust Company serves as sub-custodian to the Funds, except for the International Fund. BNY Mellon Investment Servicing Trust Company serves as custodian for the International Fund and Citibank, N.A. serves as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees for these services for the year ended June 30, 2011 are shown separately on the statements of operations. WTC pays BNY Mellon Investment Servicing Trust Company for its services as sub-custodian. The accrued liability amounts for each Fund due to WTC for these services as of June 30, 2011 were $4,512, $11,773 and $146,059 for the Large-Cap Strategy Fund, the Small-Cap Strategy Fund and the Multi-Manager Real Asset Fund, respectively.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2011 were as follows:

Large-Cap Strategy Fund         $174,710
Small-Cap Strategy Fund           89,479
International Fund               158,399
Real Asset Fund                   42,653

5. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2011, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                Large-Cap Strategy Fund                         Small-Cap Strategy
               ----------------------------               -------------------------------
Purchases      $              378,177,448                  $                    55,381,598
Sales                         148,902,793                                       59,268,280

                International Fund            Real Asset Fund
               ------------------------      ------------------
Purchases      $   370,941,815               $      193,737,258
Sales              314,669,316                      226,200,696

Purchases and sales of long-term U.S. Government and agency securities during the year ended June 30, 2011, were as follows:

                     Real Asset Fund
               ---------------------------
Purchases      $                375,323,963
Sales                           397,941,593




6. SECURITIES LENDING AGREEMENT. The Funds may lend their securities pursuant to a securities lending agreement (''Lending Agreement'') with BNY Mellon Investment Servicing Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. BNY Mellon Investment Servicing Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTES TO FINANCIAL STATEMENTS - continued

     In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, BNY Mellon Investment Servicing Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by BNY Mellon Investment Servicing Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2011 and 2010 for the Institutional Shares and A Shares were as follows:

                                                       For the Year Ended       For the Year Ended
                                                         June 30, 2011             June 30, 2010
                                              ----------------------------- ----------------------------
                                              Institutional                   Institutional
                                                 Shares         A Shares         Shares        A Shares
                                           ------------------   ----------- -----------------  ---------
Large-Cap Strategy Fund
Sold                                              30,273,313         2,320        4,910,967            --
Issued on reinvestment of distributions              203,829            20           95,120             8
Redeemed                                          (7,651,566)         (213)      (7,727,637)       (3,311)
                                                 -----------       -------     ------------    ----------
Net Increase (Decrease)                           22,825,576         2,127       (2,721,550)       (3,303)
                                                 ===========       =======     ============    ==========
Small-Cap Strategy Fund
Sold                                               5,901,118            --        8,841,740            --
Issued on reinvestment of distributions               24,537            --           34,953             2
Redeemed                                          (6,505,328)           --       (5,916,246)       (2,010)
                                                 -----------       -------     ------------    ----------
Net Increase (Decrease)                             (579,673)           --        2,960,447        (2,008)
                                                 ===========       =======     ============    ==========
Multi-Manager International Fund
Sold                                              17,575,569        73,980       10,500,673         4,782
Issued on reinvestment of distributions              245,029           746          376,474           209
Redeemed                                         (10,733,877)      (13,770)     (42,799,809)       (5,917)
                                                 -----------       -------     ------------    ----------
Net Increase (Decrease)                            7,086,721        60,956      (31,922,662)         (926)
                                                 ===========       =======     ============    ==========
Multi-Manager Real Asset Fund
Sold                                               3,501,036       164,706        7,954,319       788,494
Issued on reinvestment of distributions              319,566        50,838          197,794        29,675
Redeemed                                          (9,233,540)     (579,584)     (16,456,624)   (1,200,714)
                                                 -----------       -------     ------------    ----------
Net Decrease                                      (5,412,938)     (364,040)      (8,304,511)     (382,545)
                                                 ===========       =======     ============    ==========

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTES TO FINANCIAL STATEMENTS - continued

     As of June 30, 2011, the following reclassifications were made within the capital accounts to reflect permanent differences relating to foreign currency gains and losses, tax treatment of dividends received, swaps and investments in real estate investment trusts, passive foreign investment companies and partnerships:

                                     Large-Cap         Small-Cap       International     Real Asset
                                   Strategy Fund     Strategy Fund         Fund            Fund
                                   -------------    --------------    --------------    ------------
Undistributed (distributions in
 excess of) net investment
 income                           $           24    $       (8,037)   $     (301,709)   $ (5,082,914)
Accumulated net realized loss
 on investments                              (24)            8,037           301,709       5,082,914
 Paid-in capital

    The tax character of distributions paid during the years ended June 30, 2011 and 2010, respectively, were as follows:

                             Large-Cap        Small-Cap      International      Real Asset
                           Strategy Fund    Strategy Fund        Fund             Fund
                           -------------    -------------    --------------   --------------
Year ended June 30, 2011
Ordinary income            $6,299,979       $    1,230,775   $    4,176,386   $   14,278,269
Long--term capital gains           --                   --               --               --
Return of capital                  --                   --               --               --
                           ----------       --------------   --------------   --------------
Total distributions        $6,299,979       $    1,230,775   $    4,176,386   $   14,278,269
Year ended June 30, 2010   ==========       ==============   ==============   ==============
Ordinary income            $1,560,125       $      789,143   $    5,608,865   $    8,692,529
Long--term capital gains           --                   --               --               --
Return of capital                  --                   --           28,040               --
                           ----------       --------------   --------------   --------------
Total distributions        $1,560,125       $      789,143   $    5,636,905   $    8,692,529
                           ==========       ==============   ==============   ==============

     As of June 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows.

                                    Large-Cap         Small-Cap          International   Real Asset
                                  Strategy Fund     Strategy Fund          Fund             Fund
                                  ---------------  --------------    -----------------  ------------
Undistributed ordinary
 income                            $      330,652   $      223,661    $      781,402    $    245,270
Undistributed long--term
 capital gains                                 --               --                --              --
Capital loss carryforwards           (62,636,479)     (15,192,690)     (325,353,127)    (116,426,043)
 Post--October currency
 losses                                        --               --          (384,431)       (387,764)
Other temporary differences              (25,272)          (7,563)              102          786,596
Net unrealized appreciation of
 investments and foreign
 currencies                           77,617,877       27,582,068        37,417,839       15,197,013
                                  --------------    -------------    --------------     ------------
Total accumulated earnings
(deficit)                         $   15,286,778    $  12,605,476    $ (287,538,215)   $(100,584,928)
                                  ==============    =============    ==============     ============

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTES TO FINANCIAL STATEMENTS - continued

    The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales and straddles, as well as tax adjustments related to real estate investment trusts, passive foreign investment companies and partnerships.

    Post October currency losses represent net losses realized from November 1, 2010 through June 30, 2011 that, in accordance with Federal income tax regulations, the above Funds will elect to defer and treat as having been recognized the following fiscal year.

    For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2011, the capital loss carryforwards that will expire are as follows:


                              Large-Cap           Small-Cap       International       Real Asset
                             Strategy Fund      Strategy Fund          Fund              Fund
                             --------------     -------------      -------------     ------------
06/30/2017                   $   12,599,631      $   936,546       $ 88,749,523      $         --
06/30/2018                       50,036,848       14,256,144        236,603,604       116,426,043
                             --------------      -----------       ------------      ------------
                             $   62,636,479      $15,192,690       $325,353,127      $116,426,043
                             ==============      ===========       ============      ============

     During the year ended June 30, 2011, the Large-Cap Strategy Fund, Small-Cap Strategy Fund, International Fund and Real Asset Fund utilized $4,351,608, $6,068,782, $20,725,741, and $27,755,093 of capital loss carryforwards to offset realized capital gains, respectively.

     Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to be the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards have an increased likelihood of expiring unused. Additionally, post-enactment capital losses carried forward will retain their character as either short-term or that are long-term capital losses rather than being considered all short-term as under previous law.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

10. RECENT ACCOUNTING PRONOUNCEMENT. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable outputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

11. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

  REPORT OF ERNST & YOUNG LLP,

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund (the "Funds") as of June 30, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Asset Fund series of WT Mutual Fund at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    (SIGNATURE)

Philadelphia, Pennsylvania
August 29, 2011

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2011, certain dividends may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term capital gain distributions, if any) for the Funds may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Strategy Fund                      91.09%
Small-Cap Strategy Fund                      53.20%
International Fund                          100.00%
Real Asset Fund                               3.57%

For the fiscal year ended June 30, 2011, certain dividends qualify for the dividends-received deduction for corporate shareholders. The percentage of ordinary income dividends that qualify is as follows:

Large-Cap Strategy Fund                          89.72%
Small-Cap Strategy Fund                          53.26%




The International Fund paid foreign taxes of $574,984 and recognized foreign source income of $8,614,738. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended June 30, 2011.

In January 2012, shareholders will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2011, including any distributions paid between July 1, 2011 and December 31, 2011.

NOTICE TO SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders ("Meeting") of the Funds of WT Mutual Fund (the "Trust") was held on March 11, 2011 for the following purposes:

     1. To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC");

     2. To approve a new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM");

     3. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund") and the Wilmington Small-Cap Strategy Fund ("Small-Cap Fund"), RSMC and WTIM; and

     4.   To elect one Trustee to the Board of Trustees.

All shareholders of record at the close of business on January 21, 2011 were entitled to attend or submit proxies.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTICE TO SHAREHOLDERS (UNAUDITED) - continued

As of the record date, each Fund had the following number of shares outstanding:

Wilmington Prime Money Market Fund                    2,256,033,816
Wilmington Tax-Exempt Money Market Fund               1,797,230,979
Wilmington U.S. Government Money Market Fund            268,303,261
Wilmington Broad Market Bond Fund                         6,616,986
Wilmington Short/Intermediate-Term Bond Fund             15,801,083
Wilmington Municipal Bond Fund                           11,491,513
Wilmington Large-Cap Strategy Fund                       36,321,531
Wilmington Small-Cap Strategy Fund                       12,040,386
Wilmington Multi-Manager International Fund              48,341,601
Wilmington Multi-Manager Real Asset Fund                 21,717,824
Wilmington Aggressive Asset Allocation Fund               5,894,031
Wilmington Conservative Asset Allocation Fund             6,291,620
                                                      -------------
Total for all Funds                                   4,486,084,631
                                                      =============

1. At the Meeting, the shareholders of each Fund approved the new investment advisory agreement between the Trust, on behalf of each Fund, and RSMC. The results of the voting for the proposal were as follows:

                                                       Shares                    Share
                                 Shares                 Voted                    Votes                     Broker
                                Voted For              Against                 Abstained                 Non-Votes
                           -------------------   -------------------   -------------------------   ----------------------
Wilmington Prime
 Money Market Fund               2,102,830,831               445,457                     277,024               85,495,076
Wilmington U.S.
 Government Money
Market Fund                      1,790,266,316                     0                           0                6,846,504
 Wilmington Tax-Exempt
Money Market Fund                  265,090,107               200,821                           0                2,794,868
 Wilmington Broad Market
Bond Fund                            6,009,643                 5,004                       8,418                  183,022
 Wilmington
Short/Intermediate-Term
 Bond Fund                          12,534,155                62,092                       8,619                2,578,674
Wilmington Municipal
 Bond Fund                           8,706,947                24,224                       9,860                2,054,878
Wilmington Large-Cap
 Strategy Fund                      31,006,808                49,211                       7,912                3,732,596
Wilmington Small-Cap
 Strategy Fund                      10,790,076                 9,149                           0                  726,524
Wilmington Multi-Manager
 International Fund                 42,439,100                54,136                       6,927                3,843,568
Wilmington Multi-Manager
 Real Asset Fund                    17,590,323                23,336                      12,256                1,845,785
Wilmington Aggressive
 Asset Allocation Fund               5,054,413                 5,004                       8,418                  672,445
Wilmington Conservative
 Asset Allocation Fund               4,595,940                 6,545                       7,912                  932,538

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  NOTICE TO SHAREHOLDERS (UNAUDITED) - continued

2. At the Meeting, the shareholders of each Fund approved the new investment sub-advisory agreement between the Trust, on behalf of each Fund, RSMC, and WTIM. The results of the voting for the proposal were as follows:

                                                       Shares                    Share
                                 Shares                 Voted                    Votes                     Broker
                                Voted For              Against                 Abstained                 Non-Votes
                           -------------------   -------------------   -------------------------   ----------------------
Wilmington Prime Money
 Market Fund                     2,102,872,470               449,106                     231,736               85,495,076
Wilmington U.S.
Government Money
 Market Fund                     1,790,126,722                     0                     139,594                6,846,504
Wilmington Tax-Exempt
 Money Market Fund                 265,090,107                     0                     200,821                2,794,868
Wilmington Broad Market
 Bond Fund                           6,009,643                 5,004                       8,075                  183,022
 Wilmington
Short/Intermediate-Term
 Bond Fund                          12,534,155                62,092                       8,619                2,578,674
Wilmington Municipal
 Bond Fund                           8,706,947                24,224                       9,860                2,054,878
Wilmington Large-Cap
 Strategy Fund                      31,005,617                50,402                       9,724                3,732,596
Wilmington Small-Cap
 Strategy Fund                      10,790,076                 9,149                           0                  726,524
Wilmington Multi-Manager
 International Fund                 42,439,100                54,136                       6,927                3,843,568
Wilmington Multi-Manager
 Real Asset Fund                    17,589,302                24,357                      12,256                1,845,785
Wilmington Aggressive
 Asset Allocation Fund               5,054,756                 5,004                       8,075                  672,445
Wilmington Conservative
 Asset Allocation Fund               4,595,068                 5,605                       9,724                  932,538

3. At the Meeting, the shareholders of the Large-Cap Fund and the Small-Cap Fund each approved the new sub-advisory agreement among the Trust, on behalf of the Large-Cap Fund and the Small-Cap Fund, RSMC and WTIM. The results of the voting for the proposal were as follows:

                                                      Shares                    Share
                                Shares                 Voted                    Votes                     Broker
                               Voted For              Against                 Abstained                 Non-Votes
                          -------------------   -------------------   -------------------------   ----------------------
Wilmington Large-Cap
Strategy Fund                      31,007,368                48,651                       9,724                3,732,596
Wilmington Small-Cap
Strategy Fund                      10,790,076                 9,149                           0                  726,524

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

4. At the Meeting, the shareholders of the Funds approved the election of Thomas Leonard as a member of the Board of Trustees. (1) The results of the voting were as follows:

                                                Shares                    Share
                          Shares                 Voted                    Votes                     Broker
                         Voted For              Against                 Abstained                 Non-Votes
                    -------------------   -------------------   -------------------------   ----------------------
WT Mutual Fund            4,325,541,189            28,883,349                           0                        0

----------
1 Effective May 16, 2011, Mr. Leonard resigned from the Board of Trustees of WT Mutual Fund.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on January 10, 2011, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved a new investment advisory agreement between the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund") and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "series" or a "Fund"), and Rodney Square Management Corporation ("RSMC") (the "Advisory Agreement"), subject to approval by the shareholders of each Fund. The Trustees also unanimously approved a new sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") ("WTIM Agreement"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services, as well as a new sub-advisory agreement among the Trust, on behalf of the Large-Cap Fund and Small-Cap Fund, RSMC and WTIM (the "WTIM (LC/SC) Agreement" together with the WTIM Agreement, the "WTIM Agreements"), subject to approval by shareholders of each Fund. At a meeting of the Board of Trustees held on August 26, 2010, the Trustees had approved continuation of the prior agreements with RSMC and WTIM (the "Agreements") for an additional one-year period.

RSMC and WTIM were each a wholly-owned subsidiary of, and, therefore, under the control of Wilmington Trust Corporation ("Wilmington Trust"). On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. would be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

The Merger, which was completed on May 16, 2011, resulted in a change of control of each of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or a sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the existing advisory agreement and sub-advisory agreements terminated when the Merger was completed.

In order to ensure that each of the Funds would be provided with continuous investment advisory and sub-advisory services after the Merger, at the January 10, 2011 meeting, the Board approved the Advisory Agreement and WTIM Agreements, subject to shareholder approval and completion of the Merger.

Before considering the Advisory Agreement and WTIM Agreements, the Trustees requested information about the Merger and extensive materials related to the proposed approvals. In determining whether to approve the Advisory Agreement and WTIM Agreements, the Trustees considered information provided by RSMC and WTIM in conjunction with the January 10, 2011 meeting and information previously provided by RSMC and WTIM at the August 26, 2010 meeting. To assist the Board in considering the Advisory Agreement and WTIM Agreements, RSMC and WTIM provided materials and information about Wilmington Trust and M&T, including written responses to the questions posed by the Trustees in their information request regarding the Merger and the resulting change of control. The Trustees considered information that RSMC and WTIM provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENTS - continued

management of the Funds, (iv) how the Funds are managed by RSMC and WTIM, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(ix) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (x) RSMC's and WTIM's internal program for ensuring compliance with the Funds' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) RSMC's and WTIM's proxy voting policies, (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Funds, and (xiii) the Merger and the impact of the resulting change of control on the services provided by RSMC and WTIM. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Advisory Agreement and WTIM Agreements. In addition the Board consulted with legal counsel in executive session with respect to their review of the Advisory Agreement and WTIM Agreements and certain other considerations relevant to their deliberations on whether to approve the Advisory Agreement and WTIM Agreements.

At the in-person meetings on November 18, 2010 and January 10, 2011, the Board met with representatives of Wilmington Trust, RSMC and WTIM and discussed the Merger, including the background of and reasons for the Merger and M&T's general plans and intentions regarding RSMC, WTIM and the Funds following completion of the Merger. Representatives of RSMC, WTIM and Wilmington Trust responded to questions from the Board. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, certain employees and officers of RSMC and WTIM following completion of the Merger. In connection with the Trustees' review of the Advisory Agreement and WTIM Agreements, the representatives from RSMC, WTIM and Wilmington Trust emphasized that: (i) they expected that there will be no adverse changes as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services; (ii) no material changes in personnel or operations are currently contemplated in the operation of RSMC and WTIM as a result of the Merger and no material changes are currently contemplated in connection with third party service providers to the Funds; and (iii) RSMC has no present intention to alter the expense limitations and reimbursements currently in effect for the Funds.

In addition to the information provided by RSMC, WTIM and Wilmington Trust as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Advisory Agreement and WTIM Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and RSMC and WTIM, as provided in the Advisory Agreement and WTIM Agreements, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included:
(i) the potential for distribution of Fund shares through access to M&T's existing distribution channels; (ii) the reputation, financial strength, and resources of Wilmington Trust and M&T as represented in the financial statements of Wilmington Trust and M&T provided to the Trustees; (iii) the terms and conditions of the Advisory Agreement and WTIM Agreements, including that each Fund's contractual fee under the Advisory Agreement will remain the same; (iv) the Board's full annual review of the Agreements at their in-person meeting on August 26, 2010 as required by the 1940 Act and their determination at that time that (a) RSMC and WTIM had the

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to each Fund and (b) the advisory and sub-advisory fees paid by each Fund, taking into account any applicable fee limitations and breakpoints, represent reasonable compensation to RSMC and WTIM in light of the services provided, the costs to RSMC and WTIM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (v) the portfolio management teams for the Funds and the operations of RSMC and WTIM are not currently expected to change as a result of the Merger. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Advisory Agreement and WTIM Agreements, the Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Advisory Agreement and WTIM Agreements.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by RSMC and WTIM to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Advisory Agreement and WTIM Agreements will be substantially similar to the Agreements, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies, and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered RSMC's and WTIM's personnel and the depth of the RSMC's and WTIM's personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by RSMC, including that no material changes are currently expected as a result of the Merger in RSMC's and WTIM's personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by RSMC and WTIM are appropriate and consistent with the terms of the Advisory Agreement and WTIM Agreements, (ii) that the quality of those services has been consistent with industry norms, (iii) the Funds are likely to benefit from the continued provision of those services, (iv) RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and have demonstrated their continuing ability to attract and retain qualified personnel, (v) the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders is likely to continue under the Advisory Agreement and WTIM Agreements, and (vi) it is very unlikely that any "unfair burden" resulting from the Merger will be imposed on any of the Funds for the first two years following closing of the Merger because no adverse changes are expected as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of RSMC, WTIM and the Funds. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Agreements at the Board meeting held on August 26, 2010. At that meeting, the Trustees reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, since inception (except for the International Fund), one year, two years, three years, five years, and, with respect to the International Fund, ten years. At their meeting on January 10, 2011, the Trustees updated their examination of the investment performance of each Fund and compared the performance of each Fund for the periods ended September 30, 2010. The Trustees considered the short-term and long-term performance of each

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

Fund. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds lagged behind their peers for certain periods, but concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve. The Board also concluded that neither the Merger nor the Advisory Agreement and WTIM Agreements would likely have an adverse effect on the investment performance of any Fund because (i) RSMC, WTIM and Wilmington Trust do not currently expect the Merger to cause any material change to the Funds' portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving, (ii) as discussed in more detail below, the Funds' expenses are not expected to increase as a result of the Merger, and (iii) there is not expected to be any "unfair burden" imposed on the Funds as a result of the Merger.

Comparative Expenses. RSMC and WTIM provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was below the median expense ratio of the Lipper Universe except for the International and Real Asset Funds for which the median expense ratios were comparable to the Lipper Universe. The Trustees reviewed the services provided to the Funds by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees also reviewed information regarding fees charged by RSMC and WTIM to fees charged to other clients of RSMC, WTIM and Wilmington Trust. The Trustees also evaluated explanations provided by RSMC and WTIM as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees considered any direct or indirect revenues which would be received by affiliates of RSMC. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered whether the Merger and resulting change of control of RSMC and WTIM would impact the services currently being provided to the Funds. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Funds and services provided to the Funds as a result of the Merger.

Management Profitability. The Trustees also considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as their profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM) and certain of M&T's financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Trustees noted that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds, and the Trustees should be satisfied that RSMC's and WTIM's profits are sufficient to continue as healthy, ongoing concerns generally and as investment adviser or sub-adviser of the Funds

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Trustees concluded that RSMC's and WTIM's fees and profits (if any) derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser and sub-advisers, the investment performance of the Fund and the expense limitations agreed to by RSMC.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of each Fund increase as a result of "breakpoint" reductions in the advisory fee rate at specific asset levels which are reflected in fee schedules to each of the Advisory Agreement and the WTIM (LC/SC) Agreement. In addition, Trustees also considered RSMC's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base. The Trustees concluded that additional economies of scale could be achieved as a result of access to M&T's clients and distribution channels.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meeting and deliberating in executive session, the entire Board, including those Trustees who are not "interested persons" (as such term is defined in the 1940 Act), unanimously approved the Advisory and WTIM Agreements. The Board concluded that the advisory and sub-advisory fee rates under each of the Advisory Agreement and WTIM Agreements are reasonable in relation to the services provided and that execution of such agreements is in the best interests of the shareholders of each Fund. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in August 2010 that the advisory and sub-advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds' respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that RSMC, WTIM and Wilmington Trust had represented that the overall expenses for each Fund are not expected to be adversely affected by the Merger. The Trustees also noted, with respect to the Funds that currently had the benefit of expense limitations and or reimbursements from RSMC, that RSMC had no present intention to alter any expense limitation or reimbursement currently in effect for the Funds. On that basis, the Trustees concluded that the total expense ratio and proposed advisory and sub-advisory fees for the Funds are acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

At an in-person meeting held on May 26, 2011, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act, as amended ("Independent Trustees"), unanimously approved a new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund"), Rodney Square Management Corporation ("RSMC") and CBRE Clarion Securities, LLC (formerly ING Clarion Real Estate Securities, LLC) ("ING CRES") (the "CBRE Agreement").

In February 2011, ING Groep N.V. ("ING"), the indirect parent company of ING CRES, announced that it had reached an agreement with CB Richard Ellis Group, Inc. ("CBRE"), wherein CBRE would acquire ING CRES (the "Transaction"). The Transaction was expected to be completed during the second half of 2011. In order to ensure that the Real Asset Fund would be provided with continuous investment sub-advisory services after the completion of the Transaction, at the May 26, 2011 meeting, the Board approved the CBRE Agreement to be effective at the closing of the Transaction. Accordingly, the existing sub-advisory agreement terminated when the Transaction was completed on July 1, 2011.

In determining whether to approve the CBRE Agreement, the Trustees considered information that ING CRES provided regarding (i) services performed for the Real Asset Fund, (ii) the size and qualifications of ING CRES' portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio manager's management of the Real Asset Fund, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Real Asset Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on ING CRES' ability to service the Real Asset Fund, (ix) compliance with the Real Asset Fund's investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) ING CRES' proxy voting policies.

ING CRES also provided information regarding the sub-advisory fees received and an analysis of these fees in relation to the delivery of services to the Real Asset Fund, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Real Asset Fund and any other ancillary benefit resulting from ING CRES' relationship with the Trust. The Trustees noted that ING CRES'fees would not change under the proposed CBRE Agreement. The Trustees also reviewed materials from ING CRES with respect to its other clients, including other mutual funds, and discussed the fees charged to similarly managed accounts and funds. The Trustees also evaluated explanations provided by ING CRES as to why certain fees charged were higher than fees charged to similarly managed funds. The Trustees noted that they were satisfied with the explanations provided by ING CRES.

The Trustees reviewed the proposed CBRE Agreement. The Trustees discussed the services to be provided by ING CRES pursuant to the CBRE Agreement and noted that the proposed CBRE Agreement was substantially identical to the current sub-advisory agreement with ING CRES. The Trustees compared these services to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to the Real Asset Fund. The Trustees concluded that the sub-advisory fees and services provided by ING CRES are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to that of the Real Asset Fund.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

The Trustees considered that the Real Asset Fund employs a multi-manager approach through which the Real Asset Fund relies on two or more sub-advisers to manage a portion of the Real Asset Fund's assets under the general supervision of RSMC. The Trustees noted that RSMC monitors the performance and compliance of ING CRES on an on-going basis. The Trustees also noted that RSMC performs due diligence on ING CRES and potential sub-advisers on an on-going basis. The Trustees also reviewed comparative performance data and comparative statistics and fee data for the Real Asset Fund relative to other similarly managed funds in its peer group.

The Trustees then discussed ING CRES' personnel and the depth of its personnel who possess the experience to provide investment management services to the Real Asset Fund. The Trustees concluded that the nature, extent and quality of the services provided by ING CRES to the Real Asset Fund are appropriate and consistent with the terms of the sub-advisory agreement, that the quality of those services has been consistent with industry norms and that the Real Asset Fund is likely to benefit from the continued provision of those services. They also concluded that ING CRES has sufficient personnel, with the appropriate education and experience, to serve the Real Asset Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Board considered whether the change of control of ING CRES would impact the services currently being provided to the Real Asset Fund. Based on the information provided at the meeting, the Board concluded that there would be no material impact on the services provided to the Real Asset Fund.

The Trustees reviewed the performance of ING CRES and the Real Asset Fund, including the portion of the Real Asset Fund managed by ING CRES, relative to:
(1) other mutual funds with similar investment objectives, strategies and policies, (2) its respective benchmark index, and (3) its Lipper peer group rankings. The Trustees noted that they review ING CRES' and the Real Asset Fund's investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of ING CRES and the Real Asset Fund, including the portion of the Fund managed by ING CRES. They concluded that the performance of ING CRES and the Real Asset Fund, including the portion of the Fund managed by ING CRES, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Trustees then considered the costs of the services provided by ING CRES, the compensation and benefits received by ING CRES in providing services to the Real Asset Fund, as well as ING CRES' profitability. The Trustees also received a copy of ING CRES' financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of ING CRES. It was noted that ING CRES' level of profitability is an important factor in providing service to the Real Asset Fund, and the Trustees should be satisfied that ING CRES' profits are sufficient to continue as healthy, on-going concerns generally and as a sub-adviser of the Real Asset Fund specifically. The Trustees concluded that ING CRES' fees and profits derived from its relationship with the Trust in light of the Real Asset Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Real Asset Fund was reasonable, taking into account the size of the Real Asset Fund, the quality of services provided by ING CRES, and the investment performance of the Real Asset Fund.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS - continued

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Real Asset Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Real Asset Fund for the benefit of Real Asset Fund shareholders due to breakpoints in the sub-advisory fee. In addition, economies of scale can be achieved due to the ability of the Trust and the Real Asset Fund to spread its fixed costs across a larger asset base.

The Trustees considered their deliberations regarding ING CRES' services and performance from the regular Board meetings held throughout the year and the Executive Session held prior to the Board meeting, highlighting the Trustees' discussion of the Real Asset Fund's investment objective, long-term performance, investment style and process and their review of the written materials provided by RSMC with respect to ING CRES. The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to approve the sub-advisory agreement and concluded there were not.

After further consideration of the factors, and taking into consideration the information presented at this meeting and during previous meetings of the Board, the Trustees determined to approve the sub-advisory agreement. In arriving at a decision, the Independent Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

Name and                        Position(s) Held
Date of Birth,                     with Trust,                  Principal Occupation(s)
Number of Funds in             Term of Office and               During Past Five Years,
Fund Complex                     Length of Time                   Other Directorships
Overseen by Trustee(1)               Served                         Held by Trustee
--------------------      ----------------------------       --------------------------------------
ROBERT J. CHRISTIAN(2)    Trustee                            Retired since February 2006; Executive
Date of Birth: 2/49                                          Vice President of Wilmington Trust
                          Shall serve until death,           Company from February 1996 to
12 Funds                  resignation or removal.            February 2006; President of Rodney
                          Trustee since October 1998,        Square Management Corporation
                          President and Chairman of          ("RSMC") from 1996 to 2005; Vice
                          the Board from October 1998        President of RSMC 2005 to 2006.
                          to January 2006.
                                                             FundVantage Trust (34 portfolios);
                                                             Optimum Fund Trust (6 portfolios)
                                                             (registered investment companies).

----------
1 The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds), and Roxbury Funds
   (1 fund).

2 Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS - continued

INDEPENDENT TRUSTEES

Name and                          Position(s) Held
Date of Birth,                       with Trust,                     Principal Occupation(s)
Number of Funds in               Term of Office and                  During Past Five Years,
Fund Complex                       Length of Time                      Other Directorships
Overseen by Trustee(1)                 Served                            Held by Trustee
--------------------      ----------------------------      --------------------------------------
ROBERT ARNOLD             Trustee                           Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since 1989.
                          Shall serve until death,
12 Funds                  resignation or removal.           First Potomac Realty Trust (real estate
                          Trustee since May 1997.           investment trust).
-------------------------------------------------------------------------------------------------------------

DR. ERIC BRUCKER          Trustee                           Professor of Economics, Widener
Date of Birth: 12/41                                        University since 2002; formerly Dean,
                          Shall serve until death,          School of Business Administration of
12 Funds                  resignation or removal.           Widener University from 2001 to 2004.
                          Trustee since October 1999.
                                                            None
-------------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO         Trustee and Chairman of           Consultant, financial services
Date of Birth: 3/43       the Board                         organizations from 1997 to present;
                                                            Interim President, LaSalle University
12 Funds                  Shall serve until death,          from 1998 to 1999; President and Chief
                          resignation or removal.           Executive Officer, Philadelphia Stock
                          Trustee since October 1998.       Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces and
                                                            ovens).

----------
1 The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds) MTB Group of Funds (23 funds) and Roxbury Funds
   (1 fund).

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
  TRUSTEES AND OFFICERS - continued

EXECUTIVE OFFICERS

                                   Position(s) Held
                                     with Trust,                     Principal Occupation(s)
                                  Term of Office and                 During Past Five Years,
Name, Address and                   Length of Time                     Other Directorships
Date of Birth                           Served                                 Held
------------------------    ------------------------------  ----------------------------------------
JOHN J. KELLEY              President & Chief Executive     President of Rodney Square Management
1100 North Market Street    Officer                         Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59         Shall serve at the pleasure of  Management, LLC ("WTIM") since
                            the Board and until successor   2005; Member of the Board of Managers
                            is elected and qualified.       of WTIM; Vice President of PNC Global
                            Officer since September 2005.   Investment Servicing (U.S.), Inc. from
                                                            January 2005 to July 2005; Vice President
                                                            of Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A
-------------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT         Vice President                  Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890        Shall serve at the pleasure of  2007; Director, Fixed Income Research
Date of Birth: 9/53         the Board and until successor   and Portfolio Manager, Wilmington Trust
                            is elected and qualified.       from 1996 to 2007; Vice President,
                            Officer since October 1998.     RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS
TRUSTEES AND OFFICERS - continued

EXECUTIVE OFFICERS (CONTINUED)

                                   Position(s) Held
                                     with Trust,                      Principal Occupation(s)
                                  Term of Office and                  During Past Five Years,
Name, Address and                   Length of Time                      Other Directorships
Date of Birth                           Served                                  Held
------------------------    ------------------------------    ---------------------------------------
JOSEPH M. FAHEY, JR.        Vice President                    Investment Adviser, WTIM since 2003;
1100 North Market Street                                      Vice President, RSMC since 1992.
Wilmington, DE 19890        Shall serve at the pleasure of
Date of Birth: 1/57         the Board and until successor     N/A
                            is elected and qualified.
                            Officer since November 1999.
-------------------------------------------------------------------------------------------------------------
JOHN C. MCDONNELL           Vice President, Chief             Director of Mutual Fund Administration,
1100 North Market Street    Financial Officer & Treasurer     WTIM, since October 2005; Audit and
Wilmington, DE 19890                                          Assurance-Senior, Deloitte (public
Date of Birth: 4/66         Shall serve at the pleasure of    accounting) from September 2004 to
                            the Board and until successor     October 2005; Mutual Fund
                            is elected and qualified.         Administration, 1838 Investment
                            Officer since November 2005.      Advisors, LP from March 1999 to
                                                              September 2004.

                                                              N/A
-------------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY          Vice President, Chief             Chief Compliance Officer, WTIM since
1100 North Market Street    Compliance Officer & Anti-        2007; Vice President, WTIM since 2004;
Wilmington, DE 19890        Money Laundering Officer          Vice President and Chief Compliance
Date of Birth: 5/51                                           Officer, RSMC since 2004; Vice
                            Shall serve at the pleasure of    President and Chief Compliance Officer,
                            the Board and until successor     1838 Investment Advisors, LP from
                            is elected and qualified;         1999 to 2004.
                            Officer since September 2004.
                                                              N/A
-------------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.       Vice President & Secretary        Director of Mutual Fund Regulatory
1100 North Market Street                                      Administration of WTIM since November
Wilmington, DE 19890        Shall serve at the pleasure of    2006; Coleman Counsel Per Diem from
Date of Birth: 1/52         the Board and until successor     November 2005 to November 2006; Vice
                            is elected and qualified;         President and Senior Counsel of Merrill
                            Officer since February 2007.      Lynch & Co., Inc. from 1994 to 2005.

                                                              N/A
-------------------------------------------------------------------------------------------------------------

WILMINGTON FUNDS - STRATEGY FUNDS AND MULTI-MANAGER FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                         WT MUTUAL FUND
                         PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with the recent Securities and Exchange Commission ("SEC") revision to Regulation S-P.

TRUSTEES                         OFFICERS
Nicholas A. Giordano             John J. Kelley
Chairman of the Board            President & Chief Executive Officer

                                 John C. McDonnell
Robert H. Arnold
                                 Vice President, Chief Financial Officer
                                 & Treasurer

Dr. Eric Brucker
                                 Edward W. Diffin Jr.
                                 Vice President & Secretary

Robert J. Christian
                                 Clayton M. Albright
                                 Vice President

                                 Joseph M. Fahey Jr.
                                 Vice President

                                 Anna M. Bencrowsky
                                 Vice President, Chief Compliance Officer
                                 & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Large-Cap and Small-Cap Strategy Funds and the Wilmington Multi-Manager Funds - Institutional and A Shares.

WILMINGTON
     FUNDS                                                        MULTI_Ann_6/11

                                                          ASSET ALLOCATION FUNDS
                                                   ANNUAL REPORT | June 30, 2011

                                                     AGGRESSIVE ASSET ALLOCATION
                                                   CONSERVATIVE ASSET ALLOCATION

WILMINGTON | (IMAGE)
     FUNDS

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

CONTENTS                                                                    page
President's Message .......................................................    3
Expense Disclosure ........................................................   12
Disclosure of Portfolio Holdings ..........................................   14
Investments ...............................................................   15
Financial Statements ......................................................   17
Financial Highlights ......................................................   21
Notes to Financial Statements .............................................   25
Report of Independent Registered Public Accounting Firm ...................   32
Tax Information ...........................................................   33
Notice to Shareholders ....................................................   33
Evaluation and Approval of New Advisory and Sub-Advisory Agreements .......   36
Trustees and Officers .....................................................   41

DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.

Barclays Capital US Intermediate Corporate Index is an unmanaged index of the USD-denominated, investment grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.

Barclays Capital US Intermediate Government/Credit Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

Barclays Capital US Intermediate Government Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range between 1 and 10 years.

Barclays Capital US Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.

Dow Jones Global Aggressive Portfolio Index(SM) and Dow Jones Global Moderately Conservative Portfolio Index(SM) measure the performance of aggressive and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

Dow Jones-UBS Commodity Index Total Return(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   DEFINITION OF INDICES -- continued

MSCI All Country World ex-US Index (ACWI ex-US) is a free float-adjusted market capitalization weighted index that is designed to measure the large-cap and mid-cap equity market performance of developed and emerging markets excluding the U.S. market. The MSCI All Country World ex-US Investable Market Index (ACWI IMI ex-US) is designed to also include the small-cap equity market performance which is not included in the ACWI ex-US. As of June 2010, the ACWI ex-US and ACWI IMI ex-US Indices consisted of 45 country indices comprising 22 developed and 23 emerging market country indices.

MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The index consists of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Standard & Poor's 500 Index (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

The Dow Jones Indices are a service mark of Dow Jones & Company, Inc.

MSCI are trademarks of Morgan Stanley Capital International.

Barclays Capital US Intermediate Corporate Index, Barclays Capital US Intermediate Government/Credit Index, Barclays Capital US Intermediate Government Index and Barclays Capital US Corporate High-Yield Index (C) Barclays Capital.

The Russell Indices are trademarks of Frank Russell Company.

S&P Indices are a registered trademark of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

Virtually all major equity indices posted positive returns for the Asset Allocation Funds' fiscal year ended June 30, 2011. For the year, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned +32.4%, +31.9%, and +37.4% respectively. International equity benchmarks also posted gains, with the MSCI All-Country World (Net) ex-US Index returning +29.7% for the year.

Risk was rewarded in fixed income markets during the year, as spreads narrowed and the corporate and high-yield segments outperformed broad bond markets. High-yield bonds, as measured by the Barclays Capital US Corporate High-Yield Index, returned +15.6% for the 1-year period ended June 30, 2011. The Barclays Capital US Intermediate Corporate Index returned +6.4% for the year, while the Barclays Capital US Intermediate Government Index posted a +2.7% gain.

The fiscal year's broad-based gains are even more impressive when considering they were accomplished in an environment marked by a continuation of old challenges, and the introduction of some new ones. In the U.S., economic growth had waned at the entry point of the fiscal year, with real GDP growth of just 1.7% to end the second quarter of 2010. The housing market has displayed few signs of recovery and, at best, is viewed as bouncing on the bottom. The unemployment rate has held stubbornly at or above the 9% level, and is increasingly becoming a political issue at this stage of the recovery. On the positive side, corporate profits have remained strong, and corporate cash balances remain near all time highs.

Against this backdrop, the administration was motivated to provide additional stimulus with measures spanning policy and politics. November 2010 marked the rollout of another round of quantitative easing (QE2), and the extension of the Bush tax cuts in mid-December set the stage for a cheerful market environment entering 2011. Plans for the quantitative easing program were originally described by the Federal Reserve's chairman, Mr. Bernanke, at a speech in August 2010, and risky assets rose in anticipation of the program through the second half of 2010.

International markets participated in the fiscal year's gains, with performance and issues differentiated globally. The on-again off-again sovereign debt issues that have plagued Europe continued through the year, but were navigated to the satisfaction of the market. In policy moves that have now become embodied by the popular term "kick the can," eurozone policy makers have managed to avoid default of troubled perimeter members, but without the benefit of a long-term solution. European markets, as measured by the MSCI Europe Index, returned +36% for the year ended June 30, 2011. This return, in U.S. dollars, was enhanced by an 18% appreciation of the Euro versus the U.S. dollar during the period.

The tragic earthquake and subsequent tsunami that devastated Japan in March 2011 were key elements feeding a diminished global growth outlook for the balance of the year. Japan is a major supplier to the global economy, particularly in the automotive and technology sectors. Fortunately, in a testimony to the resilience of the Japanese people, the nation's productive capacity seems to be recovering more quickly than originally anticipated.

Geopolitical issues also contributed to uncertainty in the global markets, beginning with the January 2011 uprising in Egypt. The uprising in Egypt inspired other protests across the Middle East, with the contagion eventually landing in Libya. Not surprisingly, oil markets were rankled, with crude prices spiking to levels in excess of $110 per barrel. A global economy characterized by fragile growth is ill-equipped to shoulder the burden of spiking energy prices. While the oil supply gap resulting from the situation in Libya has largely been filled by other suppliers, oil prices remain elevated, and an unwelcome impediment to growth.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

China's attempt to manage the growth of its economy and control inflation is arguably the most significant watch item on the global economic stage. China has been a strong and steady source of demand through the recent downturn, and over-constraining the economy would certainly have a negative impact on global growth. Concerns related to China's tightening were reflected in the pullback in commodities prices during the second quarter of 2011. Commodities, as measured by the Dow Jones-UBS Commodity Index, returned -6.7% in the quarter ended June 30, 2011.

After a reasonably strong start to 2011, challenges to growth remain, with many global economic issues being managed but not solved. This environment demands a disciplined process to differentiate opportunities and, significantly, to control risks. We look forward to meeting these demands, and thank you for the opportunity to serve on your behalf.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

Institutional Shares of Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of +26.91% for the year ended June 30, 20111,2. The Fund delivered positive absolute returns for the period, but underperformed the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and its blended benchmark, the Aggressive Blended Index, which returned +32.37%, +30.26%, and +30.31%, respectively, for the fiscal year. Effective January 1, 2011, the Fund started to measure itself against the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and its new blended benchmark, the Aggressive Blended Index, which is based on a weighting of the following indices: Russell 3000 Index (55%), MSCI All Country World ex-US Investable Market Index (35%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%). The Fund also lagged its old benchmark indices, the Dow Jones Global Aggressive Portfolio Index and the S&P 500 Index, which returned +33.08% and +30.69%, respectively, for year ended June 30, 2011. The change in benchmark indices was made to align the indices with the asset allocation of the Fund.

The Aggressive Fund's underperformance for the fiscal year ended June 30, 2011 can principally be traced to the asset allocation positioning of the Fund in the first half of the fiscal year. A confluence of events propelled returns in risky asset classes in the first half of the fiscal year, ended December 31, 2010. The impact was global, with virtually all benchmark indices of the equity class components of the Aggressive Fund returning a minimum of +20% for the period. Against this backdrop of increased appetite for risk, relative performance was penalized by any exposure to lower risk asset classes. The Aggressive Fund entered the fiscal year with an approximate 15% underweight to equities. The underweight position in equities was distributed to a 15% allocation to high-yield fixed income. The Fund's exposure to high-yield fixed income, which is not a benchmark component, detracted from performance in the first half of the fiscal year. High-yield bonds, as measured by the Barclays Capital US Corporate High-Yield Index, returned +10.2% for the six-month period ended December 31, 2010. This double-digit return, while impressive in absolute terms, could simply not keep pace with rising equity markets.

The Fund was repositioned to enter calendar year 2011, with the most significant shift being a 10% reallocation from high-yield fixed income to domestic and international equity. International equity

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as a 0.25% distribution fee (12b-1).

(2) The Fund experienced relatively high performance due to market conditions that may not be sustainable or repeated over time.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

received approximately two-thirds of the allocation, with the balance allocated to domestic equity. An additional 5% was reallocated from diversified real assets to international equities.

The repositioned portfolio of the Fund entered 2011 with a combination of modest allocation bets. The Fund was positioned with an approximate 4% overweight to small-cap domestic equities, an approximate 5% underweight to inflation hedges, and a 5% allocation to high-yield fixed income. Additionally, the Fund was tilted toward growth in both the domestic large-cap and international equity allocations.

The second half of the fiscal year ended June 30, 2011, began with a continuation of the rally that initiated in August 2010. Domestic markets outperformed, as the sovereign debt issues of Europe, the impacts of the earthquake in Japan, and concerns of tightening in China weighed more heavily on international benchmarks. International equities, as measured by the MSCI All-Country World (Net) ex-US Index, returned +3.8% for the calendar year-to-date period ended June 30, with domestic equities, as measured by the Russell 3000 Index, returning +6.4% for the period. The tactical positioning of the Fund proved largely neutral to performance in the second half of the fiscal year, as the benefits of the overweight to small-cap domestic equities was largely neutralized by underperformance of the style tilt in international developed market equities.

Summarily, the portfolio asset allocation positioning within the Aggressive Fund was challenged in the first half of the fiscal year, as risk fell, and risky assets outperformed. The Fund was positioned closer to benchmark asset class targets to begin the second half of the fiscal year, and has remained at that position.

The performance of the active money managers who sub-advise portions of the underlying funds in which the Aggressive Fund invests was generally in line with their respective benchmarks.

The following graph and performance table compares the performance of the Aggressive Fund with that of the Aggressive Blended Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, the Dow Jones Global Aggressive Portfolio Index (DJ Aggressive Index), and the S&P 500 Index.

                        AGGRESSIVE ASSET ALLOCATION FUND(2)
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT
                                   (UNAUDITED)

                                    (GRAPH)

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND
Plot point information for hypothetical $500,000 investment graph

                                    Aggressive                           Aggressive                           Russell
                                    Allocation                            Blended                              3000
                           Fund - Institutional Shares                     Index                               Index
                        ----------------------------------  -----------------------------------  ----------------------------------
                                                   Plot                                  Plot                               Plot
                                                  Points                                Points                             Points
                        ----------- ----------  ----------  -----------  ----------  ----------  ----------- ----------  ----------
Initial Value @ 7/15/03                            500,000                              500,000                             500,000
Period 7/15/03- 6/30/04                            591,994                              605,355                             581,552
Year ended 6/30/05                                 655,196                              678,155                             628,391
Year ended 6/30/06                                 744,939                              787,110                             688,456
Year ended 6/30/07                                 880,930                              964,260                             826,618
Year ended 6/30/08                                 835,650                              875,651                             721,751
Year ended 6/30/09                                 579,690                              637,935                             530,026
Year ended 6/30/10                                 648,094                              728,170                             613,353
Year ended 6/30/11                                 822,496                              948,890                             811,896


                                    MSCI ACWI                                 DJ
                                     ex-US IMI                             Aggressive                           S&P 500(R)
                                      Index                                  Index                              Index
                        ----------------------------------  ----------------------------------  -----------------------------------
                                                  Plot                                 Plot                                Plot
                                                 Points                               Points                               Points
                        ----------- ----------  ----------  ----------- ----------  ----------  -----------  ----------  ----------
Initial Value @ 7/15/03                            500,000                             500,000                              500,000
Period 7/15/03- 6/30/04                            651,156                             626,555                              579,698
Year ended 6/30/05                                 761,304                             707,379                              616,355
Year ended 6/30/06                                 976,332                             832,861                              669,547
Year ended 6/30/07                               1,269,120                           1,026,512                              807,394
Year ended 6/30/08                               1,174,423                             910,811                              701,465
Year ended 6/30/09                                 816,206                             667,482                              517,582
Year ended 6/30/10                                 910,002                             792,100                              592,269
Year ended 6/30/11                               1,185,381                           1,054,127                              774,036

5 years

            Past performance is not predictive of future performance.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

     The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Aggressive Fund for the period July 15, 2003 through June 30, 2011, compared to the performance of the Fund's benchmark indices for the same period. Returns for A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional annual expenses such as a 0.25% distribution fee (12b-1). Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

                  AGGRESSIVE ASSET ALLOCATION FUND (UNAUDITED)

                                                              Average Annual Total Returns for the periods ended June 30, 2011
                                                            ---------------------------------------------------------------------
                                                                                         Since Inception         Since Inception
                                                                                              Date of                 Date of
                                                            1 Year        5 Years        Dec. 20, 2005(1)        July 15, 2003(2)
                                                            ------        -------        ----------------        ----------------
Aggressive Fund
   -- Institutional Shares ................................  26.91          2.00%                   2.90%                   6.45%
   -- A Shares (with sales charge)(3) .....................  22.25          1.03%                   1.99%                   5.67%
   -- A Shares at NAV .....................................  26.66          1.75%                   2.65%                   6.14%
Aggressive Blended Index ..................................  30.31          3.81%                   4.42%                   8.38%
Russell 3000 Index ........................................  32.37          3.35%                   3.50%                   6.28%
MSCI All Country World ex-US Investable Market Index ......  30.26          3.96%                   5.38%                  11.45%
DJ Aggressive Index .......................................  33.08          4.82%                   5.39%                   9.82%
S&P 500 Index .............................................  30.69          2.94%                   3.00%                   5.64%

Fund Expense Ratios(4): Institutional Shares -- 1.08% (gross & net),
   A Shares -- 1.33% (gross & net)

----------

     Effective January 1, 2011, the Fund changed the indices it measures its performance against from the DJ Aggressive Index and S&P 500 Index to the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and the Aggressive Blended Index. This change was made to align the indices with the asset allocation of the Fund.

     Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of any other bank or entity, and is subject to investment risks, including a possible loss of the principal amount invested.

     The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) The Since Inception returns shown are for the period December 20, 2005 (commencement of operations for the Aggressive Fund) through June 30, 2011, which is the period the Aggressive Fund has operated as a mutual fund.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

(2) The returns shown are for the period July 15, 2003 (commencement of operations for the Aggressive Allocation CTF) through June 30, 2011. The Aggressive Fund's performance includes the restated performance of the Aggressive Allocation CTF (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

(3) Performance reflects the deduction of the 3.50% maximum front-end sales charge.

(4) The expense ratios shown are from the most recent prospectus dated November 1, 2010 as restated March 1, 2011. Net expenses are reduced by contractual and voluntary fee waiver agreements and gross expenses do not reflect the fee waivers. Expense ratios shown also include acquired fund fees and expenses.

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

Institutional Shares of Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of +12.96% for the year ended June 30, 20111. The Fund delivered positive absolute returns for the period, but underperformed most of its benchmarks, the Barclays Capital US Intermediate Government/Credit Index, Russell 3000 Index, MSCI All Country World ex-US Investable Market Index, and the Conservative Blended Index, which returned +3.77%, +32.37%, +30.26%, and +14.60%, respectively, for the year. Effective January 1, 2011, the Fund started to measure its performance against the Barclays Capital US Intermediate Government/Credit Index, Russell 3000 Index, MSCI All Country World ex-US Investable Market Index, and its new blended benchmark, the Conservative Blended Index, which is based on a weighting of the following indices: Barclays Capital US Intermediate Government/Credit Index (55%), Russell 3000 Index (20%), MSCI All Country World ex-US Investable Market Index (15%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%). The Fund also lagged its old benchmark indices, the Dow Jones Global Moderately Conservative Portfolio Index and the blended index comprised of 40% S&P 500 Index and 60% Barclays Capital US Intermediate Government/Credit Index, which returned +15.08% and +14.12%, respectively, for the year ended June 30, 2011. The change in benchmark indices was made to align the indices with the asset allocation of the Fund.

There are two primary drivers of the Conservative Fund's relative performance--the asset allocation decisions we make and the relative performance contribution of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation positioning hindered the Fund during the year ended June 30.

The Conservative Fund's underperformance for the fiscal year ended June 30, 2011 can principally be traced to the asset allocation positioning of the Fund in the first half of the period. Risky asset classes outperformed by a wide margin in the second half of calendar year 2010, and any excess exposure to lower risk asset classes served to penalize relative performance. The Conservative Fund entered the fiscal year

(1) For purposes of this letter, we utilize the investment returns for the Fund's Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as a 0.25% distribution fee (12b-1).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

with an approximate 15% underweight to equities. The majority of the 15% underweight position to equities was distributed to a 10% allocation to high-yield fixed income, with the balance drawn from the Fund's 8% overweight allocation to U.S. Treasury Inflation Protected Securities (US TIPS). High-yield bonds, as measured by the Barclays Capital US Corporate High-Yield Index, returned +10.2% for the six-month period ended December 31, 2010, with US TIPS, as measured by the Barclays Capital US Aggregate TIPS Index, returning +1.8% for the period. While these returns are positive in absolute terms, they do not compare favorably to equity returns that uniformly topped +20% during the same period.

The Fund's exposure to risky assets was increased in a series of tactical repositioning moves that initiated in the final calendar quarter of 2010, and continued into 2011. The first move, initiated in October 2010, reallocated 4% from US TIPS to domestic large-cap equities. Larger scale changes were initiated to enter 2011, when the final 4% allocation to US TIPS, along with 8% of core bonds were reallocated to a 5% position in quality income equity, and a 7% increase in international equities. Quality income equity represents a new equity allocation class that emphasizes quality domestic equities with a strong history of dividend payments. The Fund also maintained a 10% allocation to high-yield fixed income to enter 2011.

The tactical repositioning was beneficial to performance. The Conservative Fund recorded a total return of +3.74% for the six-month period ended June 30, 2011, slightly outperforming the Conservative Blended Index, which returned +3.58% for the period.

Summarily, the portfolio's underweight position to risky assets penalized performance in the first half of the fiscal year, as risk fell, and risky assets outperformed. The Fund was repositioned to begin 2011, which resulted in improved calendar year-to-date performance.

The performance of the active money managers who sub-advise portions of the underlying funds in which the Conservative Fund invests was largely in line with their respective benchmarks. The largest component of the Fund's fixed income and overall allocation, the Wilmington Short/Intermediate-Term Bond Fund (approximately 45% of assets at fiscal year end -- June 30, 2011) outperformed its benchmark, the Barclays US Intermediate Government/Credit Index, by +0.66 % (+4.43% vs. +3.77%).

The following graph and performance table compares the performance of the Conservative Fund with that of the Conservative Blended Index, the Barclays Capital US Intermediate Government/Credit Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, the Dow Jones Global Moderately Conservative Portfolio Index (DJ Moderately Conservative Index) and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital US Intermediate Government/Credit Index.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

                       CONSERVATIVE ASSET ALLOCATION FUND
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $500,000 INVESTMENT
                                   (UNAUDITED)

                                    (GRAPH)


                                                                                                              Barclays
                                                                                                            Capital Int.
                                   Conservative                        Conservative                          US Gov't /
                                    Allocation                            Blended                              Credit
                           Fund - Institutional Shares                     Index                               Index
                        ----------------------------------  ----------------------------------   ----------------------------------
                                                   Plot                                 Plot                               Plot
                                                  Points                               Points                             Points
                        ----------- ----------  ----------  ----------- ----------  ----------   ----------- ----------  ----------

Initial Value @ 9/01/03                            500,000                             500,000                             500,000
Period 9/01/03- 6/30/04                            529,274                             547,935                             512,385
Year ended 6/30/05                                 569,087                             594,635                             536,957
Year ended 6/30/06                                 600,637                             635,680                             535,967
Year ended 6/30/07                                 658,402                             715,040                             566,859
Year ended 6/30/08                                 668,804                             720,521                             608,657
Year ended 6/30/09                                 599,951                             653,446                             640,740
Year ended 6/30/10                                 660,666                             726,306                             693,832
Year ended 6/30/11                                 746,288                             832,351                             720,012
                        ----------- ----------  ----------  ----------- ----------  ----------  ----------- ----------  ----------

                                                                                                               Blended
                                                                                                               Index
                                                                                                             40% S&P 500
                                                                                                              60% and
                                     Russell                             MSCI ACWI                      Barclays Capital Int.
                                      3000                               ex-US IMI                               G/C
                                      Index                                Index                                Index
                        ---------------------------------   ----------------------------------  -----------------------------------
                                                Plot                                   Plot                                Plot
                                               Points                                 Points                              Points
                        ----------- ----------  ----------  ----------- ----------  ----------  ----------- ----------  ----------

Initial Value @ 9/01/03                            500,000                              500,000                             500,000
Period 9/01/03- 6/30/04                            576,029                              629,890                             536,760
Year ended 6/30/05                                 622,424                              736,441                             566,325
Year ended 6/30/06                                 681,919                              944,446                             585,154
Year ended 6/30/07                                 818,768                            1,227,672                             652,719
Year ended 6/30/08                                 714,897                            1,136,068                             645,959
Year ended 6/30/09                                 524,993                              789,550                             595,539
Year ended 6/30/10                                 607,529                              880,282                             661,466
Year ended 6/30/11                                 804,186                            1,146,668                             754,865
                        ----------- ----------  ----------  -----------  ----------  ----------  ----------- ----------  ----------
                                        DJ
                                     Moderately
                                    Conservative
                                       Index
                        -----------------------------------
                                                   Plot
                                                  Points
                        -----------  ----------  ----------

Initial Value @ 9/01/03                             500,000
Period 9/01/03- 6/30/04                             557,843
Year ended 6/30/05                                  609,471
Year ended 6/30/06                                  643,160
Year ended 6/30/07                                  704,993
Year ended 6/30/08                                  712,268
Year ended 6/30/09                                  654,037
Year ended 6/30/10                                  730,821
Year ended 6/30/11                                  841,028
                        -----------  ----------  ----------

            Past performance is not predictive of future performance.

___________

     The graph shows the change in value of a hypothetical $500,000 investment in Institutional Shares of the Conservative Fund for the period September 1, 2003 through June 30, 2011, compared to the performance of the Fund's benchmark indices for the same period. Returns for A Shares are lower than the Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional annual expenses such as a 0.25% distribution fee (12b-1). Ending values and total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

                 CONSERVATIVE ASSET ALLOCATION FUND (UNAUDITED)

                                                                 Average Annual Total Returns for the periods ended June 30, 2011
                                                               --------------------------------------------------------------------
                                                                                            Since Inception        Since Inception
                                                                                                Date of                Date of
                                                               1 Year       5 Years(1)      Dec. 20, 2005(1)       Sept. 1, 2003(2)
                                                               ------       ----------      ----------------       ----------------
Conservative Fund
   -- Institutional Shares .................................   12.96%            4.44%                 4.49%                  5.25%
   -- A Shares (with sales charge)(3) ......................   .8.65%            3.43%                 3.57%                  4.47%
   -- A Shares at NAV ......................................   12.58%            4.17%                 4.23%                  4.94%
Conservative Blended Index .................................   14.60%            5.54%                 5.47%                  6.72%
Barclays Capital US Intermediate Government/Credit Index ...    3.77%            6.08%                 5.49%                  4.77%
Russell 3000 Index .........................................   32.37%            3.35%                 3.50%                  6.25%
MSCI All Country World ex-US Investable Market Index .......   30.26%            3.96%                 5.38%                 11.18%
DJ Moderately Conservative Index ...........................   15.08%            5.51%                 5.36%                  6.86%
Blended Index:
   40% S&P 500 Index and 60% Barclays Capital
   Intermediate Government/Credit Index ....................   14.12%            5.23%                 4.86%                  5.40%

Fund Expense Ratios(4): Institutional Shares -- 0.95% (gross & net),
  A Shares -- 1.20% (gross & net)

----------

     Effective January 1, 2011, the Fund changed the indices it measures its performance against from the DJ Moderately Conservative Index and a blended index of 40% S&P 500 Index and 60% Barclays Capital US Intermediate Governmet/Credit Index (BCIGC Index), to measuring its performance against the BCIGS Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and the Conservative Blended Index. This change was made to align the indices with the asset allocation of the Fund.

     Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of any other bank or entity, and is subject to investment risks, including a possible loss of the principal amount invested.

     The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

(1) The Since Inception returns shown are for the period December 20, 2005 (commencement of operations for the Conservative Fund) through June 30, 2011, which is the period the Conservative Fund has operated as a mutual fund.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- continued

(2) The returns shown include performance for the period September 1, 2003 (commencement of operations for the Conservative Allocation CTF) through June 30, 2011. The Conservative Fund's performance includes the restated performance of the Conservative Allocation CTF (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

(3) Performance reflects the deduction of the 3.50% maximum front-end sales charge.

(4) The expense ratios shown are from the most recent prospectus dated November 1, 2010 as restated March 1, 2011. Net expenses are reduced by contractual and voluntary fee waiver agreements and gross expenses do not reflect the fee waivers. Expense ratios shown also include acquired fund fees and expenses.

We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                           Sincerely,

                                           -s- John J. Kelley
                                           John J. Kelley
                                           President

July 25, 2011

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds' web site at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.

Mr. Kelley's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2011 to June 30, 2011).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

     o ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EXPENSE DISCLOSURE -- continued

FOR THE PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLES

                                                                         Beginning      Ending                  Expenses
                                                                          Account       Account    Annualized     Paid
                                                                           Value        Value       Expense      During
                                                                          1/1/11        6/30/11      Ratio       Period*
                                                                        ----------    ----------   ---------    ---------
Aggressive Asset Allocation Fund -- Institutional Shares (1)
Actual Fund Return ...................................................  $ 1,000.00    $ 1,045.60        0.41%     $  2.08
Hypothetical 5% Return Before Expenses ...............................    1,000.00      1,022.73        0.41         2.06
Aggressive Asset Allocation Fund -- A Shares (1)
Actual Fund Return ...................................................  $ 1,000.00    $ 1,044.40        0.66%     $  3.35
Hypothetical 5% Return Before Expenses ...............................    1,000.00      1,021.48        0.66         3.31
Conservative Asset Allocation Fund --  Institutional Shares (1)
Actual Fund Return ...................................................  $ 1,000.00    $ 1,037.40        0.36%     $  1.82
Hypothetical 5% Return Before Expenses ...............................    1,000.00      1,022.98        0.36         1.81
Conservative Asset Allocation Fund -- A Shares (1)
Actual Fund Return ...................................................  $ 1,000.00    $ 1,036.10        0.61%     $  3.08
Hypothetical 5% Return Before Expenses ...............................    1,000.00      1,021.73        0.61         3.06

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365
     (to reflect the one-half year period).

(1) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

JUNE 30, 2011

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

AGGRESSIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
 U.S. Equity Funds ...........................................        58.5%
 International Equity Fund ...................................        31.5%
 Real Asset Fund .............................................         5.1%
Non-Affiliated Investment Companies
 Fixed Income Funds ..........................................         4.9%
                                                                     -----
                                                                     100.0%
                                                                     =====
CONSERVATIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
 Fixed Income Fund ...........................................        44.5%
 U.S. Equity Funds ...........................................        22.8%
 International Equity Fund ...................................        12.3%
 Real Asset Fund .............................................         5.0%
Non-Affiliated Investment Companies
 Fixed Income Funds ..........................................        10.3%
 U.S. Equity Fund ............................................         5.1%
                                                                     -----
                                                                     100.0%
                                                                     =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
 INVESTMENTS / JUNE 30, 2011
 (Showing Percentage of Net Assets)

                                                                                    Fair Value
                                                                        Shares       (Note 2)
                                                                       ---------   ------------
AFFILIATED INVESTMENT COMPANIES++ -- 94.9%
 Wilmington Large-Cap Strategy Fund ...............................    2,291,706   $ 27,798,399
 Wilmington Multi-Manager International Fund ......................    2,276,342     17,436,779
 Wilmington Multi-Manager Real Asset Fund .........................      200,171      2,806,396
 Wilmington Prime Money Market Fund ...............................       25,749         25,749
 Wilmington Small-Cap Strategy Fund ...............................      423,038      4,526,501
                                                                                   ------------
TOTAL AFFILIATED INVESTMENT COMPANIES (COST $41,048,628) ..........                  52,593,824
                                                                                   ------------
NON-AFFILIATED INVESTMENT COMPANIES -- 4.9%
  Vanguard High-Yield Corporate Fund - Admiral
   Shares (Cost $2,083,580) .......................................      469,910   $  2,711,382
                                                                                   ------------
 TOTAL NON-AFFILIATED INVESTMENT COMPANIES (COST $2,083,580) ......                   2,711,382
                                                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $43,132,208)+ .............................................                $ 55,305,206
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .....................                      83,716
                                                                                   ------------
NET ASSETS -- 100.0% ..............................................                $ 55,388,922
                                                                                   ------------

----------

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $50,453,796. At June 30, 2011, net unrealized appreciation was $4,851,410. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,172,998 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,321,588.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                                  Level 2          Level 3
                                                  Total          Level 1         Significant      Significant
                                                Value at         Quoted          Observable      Unobservable
                                              June 30, 2011       Price            Inputs           Inputs
                                              ------------     ------------     ------------     ------------
INVESTMENTS IN SECURITIES:
 Affiliated Investment Companies ..........   $ 52,593,824     $ 52,593,824     $        --      $         --
 Non-Affiliated Investment Companies ......       2,711,38        2,711,382               --               --
                                              ------------     ------------     ------------     ------------
  Total ...................................   $ 55,305,206     $ 55,305,206     $         --     $         --
                                              ============     ============     ============     ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
INVESTMENTS / JUNE 30, 2011
(Showing Percentage of Net Assets)

                                                                       Fair Value
                                                             Shares     (Note 2)
                                                           ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 84.4%
  Wilmington Large-Cap Strategy Fund ..................    1,017,845   $12,346,462
  Wilmington Multi-Manager International Fund .........    1,013,760     7,765,405
  Wilmington Multi-Manager Real Asset Fund ............      223,897     3,139,034
  Wilmington Short/Intermediate-Term Bond Fund ........    2,622,029    28,108,149
  Wilmington Small-Cap Strategy Fund ..................      189,307     2,025,580
                                                                       -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
 (COST $47,468,857) ...................................                 53,384,630
                                                                       -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 15.4%
   PIMCO High Yield Fund - Institutional Class ........      345,147   $ 3,230,578
   Vanguard Dividend Appreciation Index ETF ...........       58,000     3,247,420
   Vanguard High-Yield Corporate Fund -  Admiral
     Shares ...........................................      563,253     3,249,973
                                                                       -----------
 TOTAL NON-AFFILIATED INVESTMENT COMPANIES
 (COST $ 8,794,912) ...................................                  9,727,971
                                                                       -----------
TOTAL INVESTMENTS -- 99.8%
 (Cost $56,263,769)+ ..................................                $63,112,601
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .........                    116,203
                                                                       -----------
NET ASSETS -- 100.0% ..................................                $63,228,804
                                                                       ===========

----------

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $57,227,700. At June 30, 2011, net unrealized appreciation was $5,884,901. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,848,832 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $963,931.

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Note 2 in the Notes to Financial Statements):

                                                                              Level 2       Level 3
                                                 Total        Level 1      Significant     Significant
                                               Value at       Quoted        Observable    Unobservable
                                            June 30, 2011      Price          Inputs         Inputs
                                            -------------   ------------   ------------   ------------
INVESTMENTS IN SECURITIES:
  Affiliated Investment Companies ......    $  53,384,630   $ 53,384,630   $         --   $         --
  Non-Affiliated Investment Companies ..        9,727,971      9,727,971             --             --
                                            -------------  -------------   ------------   ------------
    Total ..............................    $  63,112,601   $ 63,112,601   $         --   $         --
                                            =============  =============   ============   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011

                                                                        Aggressive Asset        Conservative Asset
                                                                         Allocation Fund          Allocation Fund
                                                                        ----------------        -------------------
ASSETS:
Investment in affiliated investment companies, at market value* ....     $    52,593,824          $    53,384,630
Investment in non-affiliated investment companies, at market
  value** ..........................................................           2,711,382                9,727,971
Receivable for fund shares sold ....................................               4,955                      108
Receivable for investments sold ....................................             130,000                  306,000
Dividends receivable ...............................................              16,031                   39,834
Other assets .......................................................              11,392                    5,097
                                                                         ---------------          ---------------
Total assets .......................................................          55,467,584               63,463,640
                                                                         ---------------          ---------------
LIABILITIES:
Due to custodian ...................................................                  --                   40,878
Payable for fund shares redeemed ...................................              43,100                   16,894
Payable for investments purchased ..................................                  --                  145,000
Other accrued expenses .............................................              35,582                   32,064
                                                                         ---------------          ---------------
Total liabilities ..................................................              78,662                  234,836
                                                                         ---------------          ---------------
NET ASSETS .........................................................     $    55,388,922          $    63,228,804
                                                                         ===============          ===============
NET ASSETS CONSIST OF:
Paid-in capital ....................................................     $    61,637,375          $    62,382,816
Undistributed net investment income ................................              24,902                  313,907
Accumulated net realized loss on investments .......................         (18,446,353)              (6,316,751)
Net unrealized appreciation of investments .........................          12,172,998                6,848,832
                                                                         ---------------          ---------------
Net Assets .........................................................     $    55,388,922          $    63,228,804
                                                                         ===============          ===============
NET ASSETS BY SHARE CLASS:
  Institutional Shares .............................................     $    51,886,835          $    55,226,187
  A Shares .........................................................           3,502,087                8,002,617
                                                                         ---------------          ---------------
                                                                         $    55,388,922          $    63,228,804
                                                                         ===============          ===============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited shares authorized):
  Institutional Shares .............................................           5,550,125                5,200,340
  A Shares .........................................................             375,341                  754,917

NET ASSET VALUE PER SHARE:
  Institutional Shares (net asset value (NAV), offering and
    redemption price) ..............................................     $          9.35          $         10.62
                                                                         ---------------          ---------------
  A Shares (net asset value (NAV) and redemption price) ............     $          9.33          $         10.60
                                                                         ---------------          ---------------
  A Shares (public offering price -- NAV / 0.965) ..................     $          9.67          $         10.98
                                                                         ---------------          ---------------
*Investment in affiliated investment companies, at cost ............     $    41,048,628          $    47,468,857
**Investment in non-affiliated investment companies, at cost .......     $     2,083,580          $     8,794,912

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2011

                                                                                 Aggressive Asset        Conservative Asset
                                                                                 Allocation Fund           Allocation Fund
                                                                                 ----------------        -------------------
INVESTMENT INCOME:
  Dividends from affiliated investment companies .............................     $    817,140             $  1,459,328
  Dividends from non-affiliated investment companies .........................          427,480                  600,908
                                                                                   ------------             ------------
Total investment income ......................................................        1,244,620                2,060,236
                                                                                   ------------             ------------
EXPENSES:
  Administration fees ........................................................            8,680                   10,511
  Sub-administration and accounting fees .....................................           18,733                   21,699
  Custody fees ...............................................................           12,455                   11,841
  Transfer agent fees ........................................................           36,264                   35,210
  Distribution fees - A Shares ...............................................            9,611                   23,515
  Professional fees ..........................................................           44,730                   42,850
  Reports to shareholders ....................................................           16,887                   17,090
  Registration fees ..........................................................           29,485                   32,019
  Trustees' fees .............................................................           34,750                   34,750
  Compliance services ........................................................           11,464                   11,491
  Other ......................................................................           11,574                   11,601
                                                                                   ------------             ------------
  Total expenses .............................................................          234,633                  252,577
                                                                                   ------------             ------------
  Net investment income ......................................................        1,009,987                1,807,659
                                                                                   ------------             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain from affiliated investment companies .....................          796,247                  267,848
  Net realized gain (loss) from non-affiliated investment companies ..........          (59,015)                 536,729
  Realized gain distributions received from investment companies .............               13                  610,022
  Net change in unrealized appreciation (depreciation) of investment
    companies ................................................................       10,603,386                4,673,730
                                                                                   ------------             ------------
  Net gain on investments ....................................................       11,340,631                6,088,329
                                                                                   ------------             ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     $ 12,350,618             $  7,895,988
                                                                                   ============             ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Aggressive Asset Allocation Fund
                                                                   ---------------------------------
                                                                      For the              For the
                                                                        Year                 Year
                                                                       Ended                Ended
                                                                      June 30,             June 30,
                                                                        2011                2010
                                                                   -------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .......................................     $  1,009,987        $    907,071
  Net realized gain (loss) from investments ...................          737,245          (6,377,192)
  Net change in unrealized appreciation of investment
    companies ..................................................      10,603,386          13,341,988
                                                                    ------------        ------------
Net increase in net assets resulting from operations ..........       12,350,618           7,871,867
                                                                    ------------        ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ......................................         (948,415)           (850,801)
    A Shares ..................................................          (61,960)            (52,604)
                                                                    ------------        ------------
Total distributions ...........................................       (1,010,375)           (903,405)
                                                                    ------------        ------------
Fund share transactions (Note 5):
  Proceeds from shares sold:
    Institutional Shares ......................................        7,918,850          16,575,547
    A Shares ..................................................          145,629           1,181,814
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares ......................................          286,957             234,217
    A Shares ..................................................           59,889              51,087
  Cost of shares redeemed:
    Institutional Shares ......................................      (12,864,588)        (29,164,181)
    A Shares ..................................................       (1,343,528)           (988,990)
                                                                    ------------        ------------
Net decrease in net assets from Fund share transactions .......       (5,796,791)        (12,110,506)
                                                                    ------------        ------------
Total increase (decrease) in net assets .......................        5,543,452          (5,142,044)
NET ASSETS:
  Beginning of Year ...........................................       49,845,470          54,987,514
                                                                    ------------        ------------
  End of Year .................................................     $ 55,388,922        $ 49,845,470
                                                                    ============        ============
Undistributed net investment income ...........................     $     24,902        $     39,783
                                                                    ------------        ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Conservative Asset Allocation Fund
                                                                    ----------------------------------
                                                                      For the                For the
                                                                        Year                  Year
                                                                       Ended                  Ended
                                                                       June 30,              June 30,
                                                                         2011                 2010
                                                                    ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income .......................................     $  1,807,659          $  1,606,333
  Net realized gain (loss) from investments ...................        1,414,599            (1,268,218)
  Net change in unrealized appreciation of investment .........
    companies                                                          4,673,730             3,189,859
                                                                    ------------          ------------
Net increase in net assets resulting from operations ..........        7,895,988             3,527,974
                                                                    ------------          ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ......................................       (1,563,166)           (1,336,358)
    A Shares ..................................................         (235,297)             (250,242)
                                                                    ------------          ------------
Total distributions ...........................................       (1,798,463)           (1,586,600)
                                                                    ------------          ------------
Fund share transactions (Note 5):
  Proceeds from shares sold:
    Institutional Shares ......................................        7,194,268            43,632,229
    A Shares ..................................................          323,968               945,831
  Proceeds from mergers (Note 8):
    Institutional shares ......................................               --            15,358,229
    A Shares ..................................................               --             8,139,354
  Cost of shares issued on reinvestment of distributions:
    Institutional Shares ......................................        1,402,127             1,113,143
    A Shares ..................................................          221,830               235,494
  Cost of shares redeemed:
    Institutional Shares ......................................      (11,688,226)          (21,472,511)
    A Shares ..................................................       (3,342,991)           (3,295,476)
                                                                    ------------          ------------
Net increase (decrease) in net assets from Fund share
  transactions ..................................................     (5,889,024)           44,656,293
                                                                    ------------          ------------
Total increase in net assets ..................................          208,501            46,597,667
NET ASSETS:
  Beginning of Year ...........................................       63,020,303            16,422,636
                                                                    ------------          ------------
  End of Year .................................................     $ 63,228,804          $ 63,020,303
                                                                    ============          ============
Undistributed net investment income ...........................     $    313,907          $    129,084
                                                                    ------------          ------------

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                 For the Years Ended June 30,
                                                 ------------------------------------------------------------
                                                   2011        2010         2009          2008         2007
                                                 --------    --------     ---------    ---------    ---------
AGGRESSIVE ASSET ALLOCATION FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ........    $   7.51    $    6.8     $   10.93    $   12.20    $   10.55
                                                 --------    --------     ---------    ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income(1) ..................        0.17        0.11          0.15         0.20         0.10
  Net realized and unrealized gain (loss)
    on investments ..........................        1.84        0.70         (3.54)       (0.78)        1.81
                                                 --------    --------     ---------    ---------    ---------
    Total from investment operations ........        2.01        0.81         (3.39)       (0.58)        1.91
                                                 --------    --------     ---------    ---------    ---------
DISTRIBUTIONS:(2)
  From net investment income ................       (0.17)      (0.12)        (0.14)       (0.20)       (0.10)
  From net realized gains ...................          --          --         (0.58)       (0.49)       (0.16)
                                                 --------    --------     ---------    ---------    ---------
    Total distributions .....................       (0.17)      (0.12)        (0.72)       (0.69)       (0.26)
                                                 --------    --------     ---------    ---------    ---------
NET ASSET VALUE -- END OF YEAR ..............    $   9.35    $    7.5     $    6.82    $   10.93    $   12.20
                                                 ========    ========     =========    =========    =========
TOTAL RETURN ................................       26.91%      11.80%       (30.63)%      (5.14)%      18.25%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Operating expenses:
    Including expense limitations ...........        0.42%       0.33%         0.40%        0.35%        0.50%
    Excluding expense limitations ...........        0.42%       0.33%         0.41%        0.36%        0.52%
  Net investment income .....................        1.89%       1.41%         1.97%        1.67%        0.90%
  Portfolio turnover rate ...................          34%         53%           59%          23%          14%
Net assets at end of year (000 omitted) .....    $ 51,887   $  46,058     $  51,823    $  56,985    $  53,249

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                                 For the Years Ended June 30,
                                                     -----------------------------------------------------
                                                     2011        2010        2009        2008        2007
                                                     -----       -----      ------      ------      ------
AGGRESSIVE ASSET ALLOCATION FUND --
  A SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ...........     $7.49       $6.81      $10.92      $12.19      $10.54
                                                     -----       -----      ------      ------      ------
INVESTMENT OPERATIONS:
  Net investment income(1) .....................      0.14        0.10        0.12        0.17        0.08
  Net realized and unrealized gain (loss)
    on investments .............................      1.85        0.68       (3.53)      (0.78)       1.80
                                                     -----       -----      ------      ------      ------
      Total from investment operations .........      1.99        0.78       (3.41)      (0.61)       1.88
                                                     -----       -----      ------      ------      ------
DISTRIBUTIONS:(2)
  From net investment income ...................     (0.15)      (0.10)      (0.12)      (0.17)      (0.07)
  From net realized gains ......................        --          --       (0.58)      (0.49)      (0.16)
                                                     -----       -----      ------      ------      ------
      Total distributions ......................     (0.15)      (0.10)      (0.70)      (0.66)      (0.23)
                                                     -----       -----      ------      ------      ------
NET ASSET VALUE -- END OF YEAR .................     $9.33       $7.49       $6.81      $10.92      $12.19
                                                     =====       =====      ======      ======      ======
TOTAL RETURN(3) ................................     26.66%      11.41%     (30.79)%     (5.37)%     18.01%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Operating expenses:
    Including expense limitations ..............      0.67%       0.58%       0.65%       0.60%       0.75%
    Excluding expense limitations ..............      0.67%       0.58%       0.66%       0.61%       0.76%
  Net investment income ........................      1.64%       1.23%       1.63%       1.41%       0.69%
  Portfolio turnover rate ......................        34%         53%         59%         23%         14%
Net assets at end of year (000 omitted) ........    $3,502      $3,788      $3,165      $4,737      $5,070

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes 3 have been reclassified to distributions from realized gains.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                          For the Years Ended June 30,
                                              ------------------------------------------------------------
                                                2011         2010         2009         2008        2007
                                              ---------    ---------    ---------    ---------    --------
CONSERVATIVE ASSET ALLOCATION FUND --
  INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF YEAR .......  $    9.67    $    9.04    $   10.55    $   10.81    $   10.17
                                              ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income(1)..................       0.29         0.29         0.31         0.31         0.31
  Net realized and unrealized gain (loss)
    on investments .........................       0.95         0.62        (1.41)       (0.14)        0.65
                                              ---------    ---------    ---------    ---------    ---------
    Total from investment operations .......       1.24         0.91        (1.10)        0.17         0.96
                                              ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS:(2)
  From net investment income ...............      (0.29)       (0.28)       (0.27)       (0.30)       (0.27)
  From net realized gains ..................         --           --        (0.14)       (0.13)       (0.05)
                                              ---------    ---------    ---------    ---------    ---------
    Total distributions ....................      (0.29)       (0.28)       (0.41)       (0.43)       (0.32)
                                              ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE -- END OF YEAR .............  $   10.62    $    9.67    $    9.04    $   10.55    $   10.81
                                              =========    =========    =========    =========    =========
TOTAL RETURN ...............................      12.96%       10.12%      (10.30)%       1.58%        9.62%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
    Operating expenses:
      Including expense limitations ........       0.35%        0.39%        0.50%        0.50%        0.50%
      Excluding expense limitations ........       0.35%        0.39%        1.30%        1.43%        3.08%
    Net investment income ..................       2.81%        2.91%        3.42%        2.83%        2.86%
    Portfolio turnover rate ................         26%          92%          31%          25%          47%
Net assets at end of year (000 omitted) ....  $  55,226    $  53,131    $  13,021    $   8,058    $   7,894

----------
(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- continued

                                                                    For the Years Ended June 30,
                                                   --------------------------------------------------------------
                                                      2011         2010          2009         2008         2007
                                                   ----------    ---------    ---------    ---------    ---------
CONSERVATIVE ASSET ALLOCATION FUND --
  A SHARES
NET ASSET VALUE -- BEGINNING OF YEAR ..........    $     9.66    $    9.02    $   10.54    $   10.80    $   10.17
                                                   ----------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS:
  Net investment income(1) ....................          0.26         0.26         0.28         0.28         0.27
  Net realized and unrealized gain (loss)
    on investments ............................          0.95         0.64        (1.41)       (0.13)        0.66
                                                   ----------    ---------    ---------    ---------    ---------
    Total from investment operations ..........          1.21         0.90        (1.13)        0.15         0.93
                                                   ----------    ---------    ---------    ---------    ---------
DISTRIBUTIONS:(2)
  From net investment income ..................         (0.27)       (0.26)       (0.25)       (0.28)       (0.25)
  From net realized gains .....................            --           --        (0.14)       (0.13)       (0.05)
                                                   ----------    ---------    ---------    ---------    ---------
    Total distributions .......................         (0.27)       (0.26)       (0.39)       (0.41)       (0.30)
                                                   ----------    ---------    ---------    ---------    ---------
NET ASSET VALUE -- END OF YEAR ................    $    10.60    $    9.66    $    9.02    $   10.54    $   10.80
                                                   ==========    =========    =========    =========    =========
TOTAL RETURN(3) ...............................         12.58%        9.98%      (10.57)%       1.35%        9.30%
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Operating expenses:
    Including expense limitations .............          0.60%        0.64%        0.75%        0.75%        0.75%
    Excluding expense limitations .............          0.60%        0.64%        1.56%        1.68%        3.73%
  Net investment income .......................          2.54%        2.65%        3.02%        2.61%        2.57%
  Portfolio turnover rate .....................            26%          92%          31%          25%          47%
Net assets at end of year (000 omitted) .......    $    8,003    $   9,890    $   3,402    $   4,777    $   3,273

----------

(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes 3 have been reclassified to distributions from realized gains.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2011, the Trust offered 12 series, two of which are included in these financial statements. The two series (each, a "Fund" and collectively, the "Funds") included are:
     Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports.

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

     On October 31, 2010, Wilmington Trust Corporation ("Wilmington Trust") entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T to effect at some date in the future a merger of Wilmington Trust into MTB One, Inc. (the "Transaction"). On May 16, 2011, the Transaction was completed and the following agreements, which were approved by shareholders at the Special Meeting on March 11, 2011, became effective: (1) the new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC") and (2) the new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management LLC ("WTIM"). As a result of the Transaction, Wilmington Trust, RSMC and WTIM are now indirect subsidiaries of M&T.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     Security Valuation. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the year ended June 30, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.

     Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     In addition to the expenses reflected on the Statements of Operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains, and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class. Distributions.

     Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

     Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), an indirect wholly owned subsidiary of M&T, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                         Expense Limitation*   Expiration Date
                                         ------------------    ----------------
Aggressive Asset Allocation Fund .....          0.50%          October 31, 2016
Conservative Asset Allocation Fund....          0.50%          October 31, 2016

----------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. As of June 30, 2011, there were no liabilities due to RSMC for these services in any of the Funds.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to RSMC for these services as of June 30, 2011 were $734 and $858 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.

     BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS -- continued

     Compensation of Trustees and Officers. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Distribution Fees. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian, and BNY Mellon Investment Servicing Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays BNY Mellon Investment Servicing Trust Company for its services as sub-custodian. The fees for these services for the fiscal year ended June 30, 2011 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to WTC for these services as of June 30, 2011 were $5,168 and $5,213 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.

4. INVESTMENT SECURITIES TRANSACTIONS. During the year ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           Aggressive Asset         Conservative Asset
                            Allocation Fund           Allocation Fund
                           -----------------        ------------------
Purchases ............        $18,302,516               $17,035,803
Sales ................         24,710,405                23,757,008

A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying affiliated funds during the year ended June 30, 2011 is as follows:

                                                                                                    Distributions      Balance
                                      Balance at                                                         of              at
                                      June 30,                           Sales        Dividend        Realized        June 30,
                                        2010          Purchases        Proceeds        Income          Gains            2011
                                     -----------     -----------     -----------     -----------    -------------    -----------
Aggressive Asset Allocation Fund
Wilmington Large-Cap Strategy
  Fund ...........................   $14,955,342     $ 8,966,561     $ 1,989,505     $   397,492     $        --     $27,798,399
Wilmington Multi-Manager Real
  Asset Fund .....................     5,075,120         152,700       3,333,070         184,553              --       2,806,396
Wilmington Multi-Manager
  International Fund .............     9,902,145       7,495,000       2,771,242         191,459              --      17,436,779
Wilmington Multi-Manager
  Small-Cap Strategy Fund ........     6,919,437         881,411       4,764,812          43,636              --       4,526,501
Wilmington Prime Money
  Market Fund ....................            --      62,773,748      62,747,999              --               9          25,749
                                     -----------     -----------     -----------     -----------     -----------     -----------
                                     $36,852,044     $80,269,420     $75,606,628     $   817,140     $         9     $52,593,824
                                     ===========     ===========     ===========     ===========     ===========     ===========

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

                                                                                        Distributions    Balance
                                  Balance At                                                 Of            At
                                   June 30,                     Sales       Dividend      Realized       June 30,
                                     2010       Purchases      Proceeds      Income         Gains         2011
                                 ------------  ------------  ------------  -----------  -------------  ------------
CONSERVATIVE ASSET ALLOCATION FUND

Wilmington Large-Cap
 Strategy Fund.................  $  6,816,557  $  4,283,234  $  1,475,791  $   176,803  $          --  $ 12,346,462
Wilmington Multi-Manager
 Real Asset Fund...............     2,507,756       600,000       518,756      148,951             --     3,139,034
Wilmington Multi-Manager
 International Fund............     2,457,370     5,350,000       812,570       85,340             --     7,765,405
Wilmington Multi-Manager
 Small-Cap Strategy Fund.......     1,754,103     1,186,376     1,447,060       11,369             --     2,025,580
Wilmington Prime Money
 Market Fund...................       111,102    11,979,936    12,091,038           --             10            --
Wilmington
 Short/Intermediate-Term
 Bond Fund.....................    33,947,909     2,125,607     8,709,330    1,036,865        610,008    28,108,149
                                 ------------  ------------  ------------  -----------  -------------  ------------
                                 $ 47,594,797  $ 25,525,153  $ 25,054,545  $ 1,459,328  $     610,018  $ 53,384,630
                                 ============  ============  ============  ===========  =============  ============

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the years ended June 30, 2011 and 2010, respectively, for the Institutional Shares and A Shares were as follows:

                                               For The Year Ended           For The Year Ended
                                                 June 30, 2011                June 30, 2010
                                        ---------------------------   ---------------------------
Aggressive Asset Allocation Fund        Institutional    A Shares     Institutional    A Shares
-------------------------------------   -------------   -----------   -------------   -----------
Sold.................................         878,842        16,577       2,166,734       158,330
Issued on reinvestment of
 distributions.......................          32,395         6,796          29,928         6,572
Redeemed.............................      (1,495,856)     (153,541)     (3,657,190)     (124,103)
                                        -------------   -----------   -------------   -----------
Net Increase (Decrease)..............        (584,619)     (130,168)     (1,460,528)       40,799
                                        =============   ===========   =============   ===========
CONSERVATIVE ASSET ALLOCATION FUND

Sold ................................         695,050        31,671       4,516,681        98,388
Issued in fund merger (Note 8) ......              --            --       1,628,014       864,369
Issued on reinvestment of
 distributions ......................         135,584        21,512         113,900        24,215
Redeemed ............................      (1,122,201)     (322,385)     (2,207,062)     (339,820)
                                        -------------   -----------   -------------   -----------
Net Increase (Decrease) .............        (291,567)     (269,202)      4,051,533       647,152
                                        =============   ===========   =============   ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

At June 30, 2011, the following reclassifications were made within the capital accounts to reflect permanent differences relating to distributions received from investments in regulated investments and adjustments related to investments in partnerships.

                                            Aggressive Asset   Conservative Asset
                                            Allocation Fund     Allocation Fund
                                            ----------------   ------------------
Undistributed net investment income.....       $  (14,493)        $   175,627
Accumulated net realized gain (loss)
  on investments........................           14,493            (175,627)

The tax character of distributions paid for the years ended June 30, 2011 and June 30, 2010, respectively, were as follows:

                                        Aggressive Asset   Conservative Asset
                                         Allocation Fund    Allocation Fund
                                        ----------------   ------------------
Year Ended June 30, 2011
Ordinary income....................        $1,010,375         $1,798,463
Long-term capital gains............                --                 --
                                           ----------         ----------
    Total distributions............        $1,010,375         $1,798,463
                                           ==========         ==========
Year Ended June 30, 2010
Ordinary income....................        $  903,405         $1,586,600
Long-term capital gains............                --                 --
                                           ----------         ----------
    Total distributions............        $  903,405         $1,586,600
                                           ==========         ==========

As of June 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                               Aggressive Asset   Conservative Asset
                                                Allocation Fund     Allocation Fund
                                               ----------------   ------------------
Undistributed ordinary income...............      $     26,168       $   316,440
Capital loss carryforwards..................       (11,124,765)       (5,352,820)
Other temporary differences.................            (1,266)           (2,533)
Net unrealized appreciation.................         4,851,410         5,884,901
                                                  ------------       -----------
Total accumulated earnings/(deficit)........      $ (6,248,453)      $   845,988
                                                  ============       ===========

The differences between book basis and tax basis components of earnings (deficit) are attributable to the tax deferral of wash sales and deferred compensation of trustees.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The below stated capital loss carryforwards will expire as follows:

                                        Aggressive Asset   Conservative Asset
                                        Allocation Fund      Allocation Fund
                                        ----------------   ------------------
June 30, 2019.......................       $  7,629,135       $        --
June 30, 2018.......................          1,730,440         1,916,671
June 30, 2017.......................          1,765,190         3,436,149
                                           ------------       -----------
Total capital loss carryforwards....       $ 11,124,765       $ 5,352,820
                                           ============       ===========

During the year ended June 30, 2011, the Conservative Asset Allocation Fund utilized $842,673 of capital loss carryforwards to offset realized capital gains.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  NOTES TO FINANCIAL STATEMENTS -- continued

      Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. MERGERS. On August 21, 2009, the Conservative Asset Allocation Fund (the "Conservative Fund") acquired all of the assets and liabilities of the Moderate Asset Allocation Fund (the "Moderate Fund") in exchange for shares of the Conservative Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Moderate Fund. The Conservative Fund's acquisition of the Moderate Fund was accomplished through the tax-free exchange of the outstanding shares of the Moderate Fund, 1,794,412 Institutional Shares and 953,809 A Shares, on August 21, 2009 (valued at $15,358,229 and $8,139,354, respectively) for 1,628,014 Institutional Shares and 864,369 A Shares of the Conservative Fund. The net assets and net unrealized depreciation of the Moderate Fund as of the close of business on August 21, 2009 were $23,497,583 and $(361,399), respectively. Prior to the acquisition on August 21, 2009, the Conservative Fund had net assets of $17,650,098. After the acquisition the Conservative Fund had net assets of $41,147,681.

9. RECENT ACCOUNTING PRONOUNCEMENTS. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  REPORT OF ERNST & YOUNG, LLP,
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of WT Mutual Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (the "Funds") as of June 30, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the Underlying Funds' transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund series of WT Mutual Fund at June 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (Ernst & Young LLP)

Philadelphia, Pennsylvania
August 29, 2011

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2011, certain dividends may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividends from net investment income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV. The percentage of ordinary income dividends that qualify is as follows:

Aggressive Asset Allocation Fund............      58.74%
Conservative Asset Allocation Fund..........      16.08%

For corporate shareholders, the percentage of the ordinary income dividends which qualify for the dividends-received deductions is as follows:

Aggressive Asset Allocation Fund............      38.25%
Conservative Asset Allocation Fund..........      10.06%

In January 2012, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2011, including any distributions paid between July 1, 2011 and December 31, 2011.

  NOTICE TO SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders ("Meeting") of the Funds of WT Mutual Fund (the "Trust") was held on March 11, 2011 for the following purposes:

      1. To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Rodney Square Management Corporation ("RSMC");

      2. To approve a new investment sub-advisory agreement among the Trust, on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM");

      3. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund") and the Wilmington Small-Cap Strategy Fund ("Small Cap Fund"), RSMC and WTIM; and

      4. To elect one Trustee to the Board of Trustees.

All shareholders of record at the close of business on January 21, 2011 were entitled to attend or submit proxies.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  NOTICE TO SHAREHOLDERS (UNAUDITED) -- continued

As of the record date, each Fund had the following number of shares outstanding:

Wilmington Prime Money Market Fund...................        2,256,033,816
Wilmington Tax-Exempt Money Market Fund..............        1,797,230,979
Wilmington U.S. Government Money Market Fund.........          268,303,261
Wilmington Broad Market Bond Fund....................            6,616,986
Wilmington Short/Intermediate-Term Bond Fund.........           15,801,083
Wilmington Municipal Bond Fund.......................           11,491,513
Wilmington Large-Cap Strategy Fund...................           36,321,531
Wilmington Small-Cap Strategy Fund...................           12,040,386
Wilmington Multi-Manager International Fund..........           48,341,601
Wilmington Multi-Manager Real Asset Fund.............           21,717,824
Wilmington Aggressive Asset Allocation Fund..........            5,894,031
Wilmington Conservative Asset Allocation Fund........            6,291,620
                                                             -------------
Total for all Funds..................................        4,486,084,631
                                                             =============

1. At the Meeting, the shareholders of each Fund approved the new investment advisory agreement between the Trust, on behalf of each Fund, and RSMC. The results of the voting for the proposal were as follows:

                                                Shares           Shares            Share         Broker
Fund                                          Voted For      Voted Against   Votes Abstained    Non-Votes
--------------------------------------      -------------    -------------   ---------------   ----------
Wilmington Prime Money
 Market Fund..........................      2,102,830,831          445,457           277,024   85,495,076
Wilmington U.S. Government
 Money Market Fund....................      1,790,266,316                0                 0    6,846,504
Wilmington Tax-Exempt Money
 Market Fund..........................        265,090,107          200,821                 0    2,794,868
Wilmington Broad Market
 Bond Fund............................          6,009,643            5,004             8,418      183,022
Wilmington Short/Intermediate-
 Term Bond Fund.......................         12,534,155           62,092             8,619    2,578,674
Wilmington Municipal
 Bond Fund............................          8,706,947           24,224             9,860    2,054,878
Wilmington Large-Cap
 Strategy Fund........................         31,006,808           49,211             7,912    3,732,596
Wilmington Small-Cap
 Strategy Fund........................         10,790,076            9,149                 0      726,524
Wilmington Multi-Manager
 International Fund...................         42,439,100           54,136             6,927    3,843,568
Wilmington Multi-Manager
 Real Asset Fund......................         17,590,323           23,336            12,256    1,845,785
Wilmington Aggressive Asset
 Allocation Fund......................          5,054,413            5,004             8,418      672,445
Wilmington Conservative Asset
 Allocation Fund......................          4,595,940            6,545             7,912      932,538

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTICE TO SHAREHOLDERS (UNAUDITED) -- continued

2. At the Meeting, the shareholders of each Fund approved the new investment sub-advisory agreement between the Trust, on behalf of each Fund, RSMC, and WTIM. The results of the voting for the proposal were as follows:

                                                Shares          Shares           Share          Broker
Fund                                          Voted For      Voted Against   Votes Abstained   Non-Votes
----------------------------------------    -------------    -------------   ---------------   ----------
Wilmington Prime Money
 Market Fund............................    2,102,872,470          449,106           231,736   85,495,076
Wilmington U.S. Government
 Money Market Fund......................    1,790,126,722                0           139,594    6,846,504
Wilmington Tax-Exempt Money
 Market Fund............................      265,090,107                0           200,821    2,794,868
Wilmington Broad Market
 Bond Fund..............................        6,009,643            5,004             8,075      183,022
Wilmington Short/Intermediate-
 Term Bond Fund.........................       12,534,155           62,092             8,619    2,578,674
Wilmington Municipal
 Bond Fund..............................        8,706,947           24,224             9,860    2,054,878
Wilmington Large-Cap
 Strategy Fund..........................       31,005,617           50,402             9,724    3,732,596
Wilmington Small-Cap
 Strategy Fund..........................       10,790,076            9,149                 0      726,524
Wilmington Multi-Manager
 International Fund.....................       42,439,100           54,136             6,927    3,843,568
Wilmington Multi-Manager
 Real Asset Fund........................       17,589,302           24,357            12,256    1,845,785
Wilmington Aggressive Asset
 Allocation Fund........................        5,054,756            5,004             8,075      672,445
Wilmington Conservative Asset
 Allocation Fund........................        4,595,068            5,605             9,724      932,538

3. At the Meeting, the shareholders of the Large-Cap Fund and the Small-Cap Fund each approved the new sub-advisory agreement among the Trust, on behalf of the Large-Cap Fund and the Small-Cap Fund, RSMC and WTIM. The results of the voting for the proposal were as follows:

                                     Shares          Shares             Share          Broker
Fund                               Voted For     Voted Against     Votes Abstained    Non-Votes
----------------------------     -------------  ---------------    ---------------   -----------
Wilmington Large-Cap
  Strategy Fund...............      31,007,368           48,651              9,724     3,732,596
Wilmington Small-Cap
  Strategy Fund...............      10,790,076            9,149                  0       726,524

4. At the Meeting, the shareholders of the Funds approved the election of Thomas Leonard as a member of the Board of Trustees.1 The results of the voting were as follows:

                                     Shares          Shares             Share          Broker
Fund                               Voted For     Voted Against     Votes Abstained    Non-Votes
----------------------------     -------------  ---------------    ---------------   -----------
WT Mutual Fund..............     4,325,541,189       28,883,349                  0             0

----------
(1) Effective May 16, 2011, Mr. Leonard resigned from the Board of Trustees of WT Mutual Fund.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on January 10, 2011, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved a new investment advisory agreement between the Trust, on behalf of the Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "series" or a "Fund"), and Rodney Square Management Corporation ("RSMC") (the "Advisory Agreement"), subject to approval by the shareholders of each Fund. The Trustees also unanimously approved a new sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") ("Sub-Advisory Agreement"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services, subject to approval by shareholders of each Fund. At a meeting of the Board of Trustees held on August 26, 2010, the Trustees had approved continuation of the prior agreements with RSMC and WTIM (the "Agreements") for an additional one-year period.

RSMC and WTIM were each a wholly-owned subsidiary of, and, therefore, under the control of Wilmington Trust Corporation ("Wilmington Trust"). On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. would be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

The Merger, which was completed on May 16, 2011, resulted in a change of control of each of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or a sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the existing advisory agreement and sub-advisory agreements terminated when the Merger was completed.

In order to ensure that each of the Funds would be provided with continuous investment advisory and sub-advisory services after the Merger, at the January 10, 2011 meeting, the Board approved the Advisory Agreement and Sub-Advisory Agreement, subject to shareholder approval and completion of the Merger.

Before considering the Advisory Agreement and Sub-Advisory Agreement, the Trustees requested information about the Merger and extensive materials related to the proposed approvals. In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered information provided by RSMC and WTIM in conjunction with the January 10, 2011 meeting and information previously provided by RSMC and WTIM at the August 26, 2010 meeting. To assist the Board in considering the Advisory Agreement and Sub-Advisory Agreement, RSMC and WTIM provided materials and information about Wilmington Trust and M&T, including written responses to the questions posed by the Trustees in their information request regarding the Merger and the resulting change of control. The Trustees considered information that RSMC and WTIM provided regarding (i) the services performed for the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of the Funds, (iv) how the Funds are managed by RSMC and WTIM, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS -- continued

procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (x) RSMC's and WTIM's internal program for ensuring compliance with the Funds' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) RSMC's and WTIM's proxy voting policies, (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Funds, and (xiii) the Merger and the impact of the resulting change of control on the services provided by RSMC and WTIM. The Trustees received and reviewed a memorandum from legal counsel regarding the legal standard applicable to their review of the Advisory Agreement and Sub-Advisory Agreement. In addition the Board consulted with legal counsel in executive session with respect to their review of the Advisory Agreement and Sub-Advisory Agreement and certain other considerations relevant to their deliberations on whether to approve the Advisory Agreement and Sub-Advisory Agreement.

At the in-person meetings on November 18, 2010 and January 10, 2011, the Board met with representatives of Wilmington Trust, RSMC and WTIM and discussed the Merger, including the background of and reasons for the Merger and M&T's general plans and intentions regarding RSMC, WTIM and the Funds following completion of the Merger. Representatives of RSMC, WTIM and Wilmington Trust responded to questions from the Board. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, certain employees and officers of RSMC and WTIM following completion of the Merger. In connection with the Trustees' review of the Advisory Agreement and Sub-Advisory Agreements, the representatives from RSMC, WTIM and Wilmington Trust emphasized that: (i) they expected that there will be no adverse changes as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services; (ii) no material changes in personnel or operations are currently contemplated in the operation of RSMC and WTIM as a result of the Merger and no material changes are currently contemplated in connection with third party service providers to the Funds; and (iii) RSMC has no present intention to alter the expense limitations and reimbursements currently in effect for the Funds.

In addition to the information provided by RSMC, WTIM and Wilmington Trust as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Advisory Agreement and Sub-Advisory Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and RSMC and WTIM, as provided in the Advisory Agreement and Sub-Advisory Agreement, including the proposed advisory and sub-advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the potential for distribution of Fund shares through access to M&T's existing distribution channels; (ii) the reputation, financial strength, and resources of Wilmington Trust and M&T as represented in the financial statements of Wilmington Trust and M&T provided to the Trustees; (iii) the terms and conditions of the Advisory Agreement and Sub-Advisory Agreement, including that each Fund's contractual fee under the Advisory Agreement will remain the same; (iv) the Board's full annual review of the Agreements at their in-person meeting on August 26, 2010 as required by the 1940 Act and their determination at that time that (a) RSMC and WTIM had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to each Fund and (b) the advisory and sub-advisory fees paid by each Fund, taking into account any applicable fee limitations and breakpoints, represent

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS -- continued

reasonable compensation to RSMC and WTIM in light of the services provided, the costs to RSMC and WTIM of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (v) the portfolio management teams for the Funds and the operations of RSMC and WTIM are not currently expected to change as a result of the Merger. Certain of these considerations are discussed in more detail below.

In making their decision relating to the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by RSMC and WTIM to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the Advisory Agreement and Sub-Advisory Agreement will be substantially similar to the Agreements, and they therefore considered the many reports furnished to them during the year at regular Board meetings covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies, and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered RSMC's and WTIM's personnel and the depth of the RSMC's and WTIM's personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by RSMC, including that no material changes are currently expected as a result of the Merger in RSMC's and WTIM's personnel or operations, the Trustees concluded that (i) the nature, extent and quality of the services provided by RSMC and WTIM are appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement,
(ii) that the quality of those services has been consistent with industry norms,
(iii) the Funds are likely to benefit from the continued provision of those services, (iv) RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and have demonstrated their continuing ability to attract and retain qualified personnel, (v) the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders is likely to continue under the Advisory Agreement and Sub-Advisory Agreement, and (vi) it is very unlikely that any "unfair burden" resulting from the Merger will be imposed on any of the Funds for the first two years following closing of the Merger because no adverse changes are expected as a result of the Merger in the nature, quality, or extent of services currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of RSMC, WTIM and the Funds. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Agreements at the Board meeting held on August 26, 2010. At that meeting, the Trustees reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, one year, two years, three years, five years, and since inception. At their meeting on January 10, 2011, the Trustees updated their examination of the investment performance of each Fund and compared the performance of each Fund for the periods ended September 30, 2010. The Trustees considered the short-term and long-term performance of each Fund. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies as measured by the applicable Lipper

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS -- continued

peer group ranking. The Trustees considered that the performance of the Funds lagged behind their peers for certain periods, but concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve. The Board also concluded that neither the Merger nor the Advisory Agreement and Sub-Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) RSMC, WTIM and Wilmington Trust do not currently expect the Merger to cause any material change to the Funds' portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving, (ii) as discussed in more detail below, the Funds' expenses are not expected to increase as a result of the Merger, and (iii) there is not expected to be any "unfair burden" imposed on the Funds as a result of the Merger.

Comparative Expenses. The Funds do not directly pay an advisory fee or sub-advisory fee to RSMC or WTIM. Instead, the Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the underlying funds. RSMC and WTIM provided information regarding advisory and sub-advisory fees for the affiliated underlying funds and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was below the median expense ratio of the Lipper Universe. The Trustees reviewed the services provided to the Funds by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees also reviewed information regarding fees changed by RSMC and WTIM to fees changed by RSMC, WTIM and Wilmington Trust. The Trustees considered any direct or indirect revenues which would be received by affiliates of RSMC. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees considered whether the Merger and resulting change of control of RSMC and WTIM would impact the services currently being provided to the Funds. Based on the information provided at the meeting, the Trustees concluded that there would not be any material impact on the expenses of the Funds and services provided to the Funds as a result of the Merger.

Management Profitability. The Trustees also considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as their profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM) and certain of M&T's financial statements. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Trustees noted that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds, and the Trustees should be satisfied that RSMC's and WTIM's profits are sufficient to continue as healthy, on-going concerns generally and as investment adviser or sub-adviser of the Funds specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Trustees concluded that RSMC's and WTIM's fees and profits (if any) derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
  EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
  SUB-ADVISORY AGREEMENTS -- continued

nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser and sub-advisers, the investment performance of the Fund and the expense limitations agreed to by RSMC.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered that the Funds do not currently charge an advisory fee and sub-advisory fee. In addition, the Trustees also considered RSMC's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base. The Trustees concluded that additional economies of scale could be achieved as a result of access to M&T's clients and distribution channels.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meeting and deliberating in executive session, the entire Board, including those Trustees who are not "interested persons" (as such term is defined in the 1940 Act), unanimously approved the Advisory and Sub-Advisory Agreement. The Board concluded that the advisory and sub-advisory fee rates under the Advisory Agreement and Sub-Advisory Agreement are reasonable in relation to the services provided and that execution of such agreements is in the best interests of the shareholders of each Fund. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in August 2010 that the advisory and sub-advisory fees and total expense ratios are at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds' respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that RSMC, WTIM and Wilmington Trust had represented that the overall expenses for each Fund are not expected to be adversely affected by the Merger. The Trustees also noted that RSMC had no present intention to alter any expense limitation or reimbursement currently in effect for the Funds. On that basis, the Trustees concluded that the total expense ratio and proposed advisory and sub-advisory fees for the Funds are acceptable. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
    TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

         Name and                        Position(s) Held
      Date of Birth,                       with Trust,                        Principal Occupation(s)
    Number of Funds in                  Term of Office and                    During Past Five Years,
       Fund Complex                       Length of Time                        Other Directorships
   Overseen by Trustee(1)                     Served                              Held by Trustee
----------------------------    ---------------------------------    ---------------------------------------
ROBERT J. CHRISTIAN (2)         Trustee                              Retired since February 2006; Executive
Date of Birth: 2/49                                                  Vice President of Wilmington Trust
                                Shall serve until death,             Company from February 1996 to February
12 Funds                        resignation or removal. Trustee      2006; President of Rodney Square
                                since October 1998, President and    Management Corporation ("RSMC") from
                                Chairman of the Board from           1996 to 2005; Vice President of RSMC
                                October 1998 to January 2006.        2005 to 2006.

                                                                     FundVantage Trust (34 portfolios);
                                                                     Optimum Fund Trust (6 portfolios)
                                                                     (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

(2) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
    TRUSTEES AND OFFICERS (UNAUDITED) -- continued

INDEPENDENT TRUSTEES

           Name and                       Position(s) Held
        Date of Birth,                       with Trust,                            Principal Occupation(s)
      Number of Funds in                 Term of Office and                         During Past Five Years,
         Fund Complex                      Length of Time                             Other Directorships
     Overseen by Trustee(1)                    Served                                   Held by Trustee
------------------------------   ------------------------------------   --------------------------------------------------
ROBERT ARNOLD                    Trustee                                Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                                     Co., Inc. (financial consulting) since 1989.
                                 Shall serve until death, resignation
12 Funds                         or removal. Trustee since May 1997.    First Potomac Realty Trust (real estate
                                                                        investment trust).


DR. ERIC BRUCKER                 Trustee                                Professor of Economics, Widener University since
Date of Birth: 12/41                                                    2002; formerly Dean, School of Business
                                 Shall serve until death, resignation   Administration of Widener University from 2001 to
12 Funds                         or removal. Trustee since October      2004.
                                 1999.

                                                                        None

NICHOLAS GIORDANO                Trustee and Chairman of the Board      Consultant, financial services organizations from
Date of Birth: 3/43                                                     1997 to present; Interim President, LaSalle
                                 Shall serve until death, resignation   University from 1998 to 1999; President and Chief
12 Funds                         or removal. Trustee since October      Executive Officer, Philadelphia Stock Exchange
                                 1998.                                  from 1981 to 1997.

                                                                        Kalmar Pooled Investment Trust; The RBB Fund,
                                                                        Inc. (16 portfolios) (registered investment
                                                                        companies); Independence Blue Cross; IntriCon
                                                                        Corporation (industrial furnaces and ovens).

(1) The "Fund Complex" currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (1 fund).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
    TRUSTEES AND OFFICERS (UNAUDITED) -- continued

EXECUTIVE OFFICERS


                                      Position(s) Held
                                         with Trust,                            Principal Occupation(s)
                                     Term of Office and                         During Past Five Years,
  Name, Address and                    Length of Time                             Other Directorships
    Date of Birth                          Served                                         Held
------------------------   ------------------------------------   --------------------------------------------------
JOHN J. KELLEY             President & Chief Executive Officer    President of Rodney Square Management Corporation
1100 North Market Street                                          ("RSMC") since 2008; Vice President of Wilmington
Wilmington, DE 19890       Shall serve at the pleasure of the     Trust Investment Management, LLC ("WTIM") since
Date of Birth: 9/59        Board and until successor is elected   2005; Member of the Board of Managers of WTIM;
                           and qualified. Officer since           Vice President of PNC Global Investment Servicing
                           September 2005.                        (U.S.), Inc. from January 2005 to July 2005; Vice
                                                                  President of Administration, 1838 Investment
                                                                  Advisors, LP from 1999 to 2005; Chief Compliance
                                                                  Officer, 1838 Investment Advisors, LP from 2004
                                                                  to 2005.

                                                                  N/A

CLAYTON M. ALBRIGHT        Vice President                         Managing Director Fixed Income Management,
1100 North Market Street                                          Wilmington Trust since 2007; Director Fixed
Wilmington, DE 19890       Shall serve at the pleasure of the     Income Research and Portfolio Manager, Wilmington
Date of Birth: 9/53        Board and until successor is elected   Trust from 1996 to 2007; Vice President, RSMC
                           and qualified. Officer since October   since 2001; Vice President of WTIM since 2006;
                           1998.                                  Vice President, Wilmington Trust Company since
                                                                  1997.

                                                                  N/A

JOSEPH M. FAHEY, JR.       Vice President                         Investment Adviser, WTIM since 2003; Vice
1100 North Market Street                                          President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of the
Date of Birth: 1/57        Board and until successor is elected   N/A
                           and qualified. Officer since
                           November 1999.

JOHN C. MCDONNELL          Vice President, Chief Financial        Director of Mutual Fund Administration, WTIM,
1100 North Market Street   Officer & Treasurer                    since October 2005; Audit and Assurance --
Wilmington, DE 19890                                              Senior, Deloitte (public accounting) from
Date of Birth: 4/66        Shall serve at the pleasure of the     September 2004 to October 2005; Mutual Fund
                           Board and until successor is elected   Administration, 1838 Investment Advisors, LP from
                           and qualified. Officer since           March 1999 to September 2004.
                           November 2005.
                                                                  N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
    TRUSTEES AND OFFICERS (UNAUDITED) -- continued

EXECUTIVE OFFICERS (CONTINUED)

                                    Position(s) Held
                                       with Trust,                         Principal Occupation(s)
                                   Term of Office and                      During Past Five Years,
   Name, Address and                  Length of Time                          Other Directorships
     Date of Birth                       Served                                     Held
------------------------   ------------------------------------   --------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief Compliance       Chief Compliance Officer, WTIM since 2007;
1100 North Market Street   Officer & Anti- Money Laundering       Vice President, WTIM since 2004; Vice
Wilmington, DE 19890       Officer                                President and Chief Compliance Officer, RSMC
Date of Birth: 5/51                                               since 2004; Vice President and Chief
                           Shall serve at the pleasure of the     Compliance Officer, 1838 Investment
                           Board and until successor is elected   Advisors, LP from 1999 to 2004.
                           and qualified; Officer since
                           September 2004.
                                                                  N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary             Director of Mutual Fund Regulatory
1100 North Market Street                                          Administration of WTIM since November 2006;
Wilmington, DE 19890       Shall serve at the pleasure of the     Coleman Counsel Per Diem from November 2005
Date of Birth: 1/52        Board and until successor is elected   to November 2006; Vice President and Senior
                           and qualified; Officer since           Counsel of Merrill Lynch & Co., Inc. from
                           February 2007.                         1994 to 2005.

                                                                  N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                                 WT MUTUAL FUND
                                 PRIVACY POLICY

Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

INFORMATION WE COLLECT

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

INFORMATION WE DISCLOSE

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

OUR SECURITY PROCEDURES

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with the recent Securities and Exchange Commission ("SEC") revision to Regulation S-P.

TRUSTEES                          OFFICERS

Nicholas A. Giordano              John J. Kelley
Chairman of the Board             President & Chief Executive Officer

Robert H. Arnold                  John C. McDonnell
                                  Vice President, Chief Financial Officer &
                                  Treasurer

Dr. Eric Brucker                  Edward W. Diffin Jr.
                                  Vice President & Secretary

Robert J. Christian               Clayton M. Albright
                                  Vice President

                                  Joseph M. Fahey Jr.
                                  Vice President

                                  Anna M. Bencrowsky
                                  Vice President, Chief Compliance Officer &
                                  Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation 1100
North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

This annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Asset Allocation Funds -- Institutional and A Shares.

(WILMINGTON FUNDS LOGO)                                           AAF_ANN_6/11

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that each of Robert H. Arnold and Nicholas A. Giordano is an "audit committee financial expert" serving on its audit committee and that each is "independent," as such terms are defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended June 30, 2011 and 2010 were $295,783 and $287,168, respectively.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

Tax Fees

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning during the fiscal years ended June 30, 2011 and 2010 were $136,334 and $148,060, respectively. These fees related to services consisting of the review of U.S. federal income tax returns, review of annual excise distribution calculations, tax consultation with respect to tax treatment of certain investments, and tax compliance services related to investments in foreign securities.

All Other Fees

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0.

   (e)(1) The Registrant's Audit Committee has established an Audit and Non-Audit Services Pre-Approval Policy (the "Pre-Approval Policy") as permitted in paragraph (c)(7) of Rule 2-01 of Regulation S-X with respect to services provided by the Registrant's independent auditor.

          The Registrant's Audit Committee charter requires that the Audit Committee pre-approve all auditing services and non-audit services (including the fees for such services and terms thereof) to be performed for the Registrant by the Auditor. The Audit Committee is also required to approve prior to appointment the engagement of the Auditor to provide other audit services to the Funds, or to provide non-audit services to the Fund, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund. The engagement to render auditing and non-auditing services would be presented to and pre-approved by the Audit Committee. All of the audit, audit-related and tax services described above for which the Auditor billed the Registrant fees for the fiscal years ended June 30, 2011 and 2010 were pre-approved by the Audit Committee.

          The Audit Committee established a Pre-Approval Policy which allows the Auditor to be engaged to render certain specified services to the Fund without pre-approval by the Audit Committee on the condition that the Audit Committee is informed of such engagement. The Pre-Approval Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Pre-Approval Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

          Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to the Audit Committee Chair, provided that the estimated fee for any such proposed pre-approved service does not exceed $50,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting. Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

   (e)(2) There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Audit Committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f)    Not applicable.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2011 and 2010 were $136,334 and $148,060, respectively.

   (h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant's Form N-CSR filed on September 3, 2010 (Accession No.
          0000950123-10-083762).

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            WT Mutual Fund

By (Signature and Title)* /s/ John J. Kelley
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date 9/7/11


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John J. Kelley
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date 9/7/11

By (Signature and Title)* /s/ John C. McDonnell
                          ------------------------------------------------------
                          John C. McDonnell, Vice President & Chief Financial Officer
                          (principal financial officer)

Date 9/7/11

* Print the name and title of each signing officer under his or her signature.